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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor,

Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden,

Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – July 31, 2011

Item 1. Schedule of Investments

2011 QUARTERLY REPORT

Russell Funds

JULY 31, 2011

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund (formerly, Russell Global Credit Strategies Fund)	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	A, C, E, S

Real Asset Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund (formerly, Russell Real Estate Securities Fund)	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 19 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2011 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Consumer Discretionary - 15.8%
Aegean Marine Petroleum Network, Inc. (Ñ)	236,055	1,272
Amazon.com, Inc. (Æ)	145,281	32,328
Apollo Group, Inc. Class A (Æ)	218,300	11,096
AutoZone, Inc. (Æ)	24,100	6,879
Bed Bath & Beyond, Inc. (Æ)	352,697	20,629
BorgWarner, Inc. (Æ)(Ñ)	43,000	3,424
Carnival Corp.	123,960	4,128
Chipotle Mexican Grill, Inc. Class A (Æ)	6,100	1,980
Coach, Inc.	260,400	16,811
Comcast Corp. Class A	1,367,641	32,086
Costco Wholesale Corp.	156,800	12,270
Darden Restaurants, Inc. (Ñ)	81,400	4,135
Diageo PLC - ADR	76,930	6,250
DIRECTV, Inc. Class A (Æ)	79,200	4,014
eBay, Inc. (Æ)	162,330	5,316
Estee Lauder Cos., Inc. (The) Class A	74,126	7,776
Ford Motor Co. (Æ)(Ñ)	809,976	9,890
Gap, Inc. (The) (Ñ)	643,689	12,417
Hanesbrands, Inc. (Æ)	136,800	4,174
Hasbro, Inc. (Ñ)	140,690	5,566
Home Depot, Inc.	590,475	20,625
JC Penney Co., Inc. (Ñ)	101,315	3,116
Johnson Controls, Inc.	1,037,913	38,351
KB Home (Ñ)	265,228	2,252
Las Vegas Sands Corp. (Æ)	329,500	15,546
Lear Corp.	136,300	6,679
Lennar Corp. Class A (Ñ)	34,410	609
Limited Brands, Inc.	93,000	3,521
Lowe’s Cos., Inc.	1,170,698	25,264
Macy’s, Inc.	446,633	12,894
McDonald’s Corp.	524,290	45,341
Newell Rubbermaid, Inc.	184,500	2,863
Nielsen Holdings NV (Æ)(Ñ)	314,580	9,425
Nike, Inc. Class B	157,800	14,226
NVR, Inc. (Æ)	11,967	8,139
Omnicom Group, Inc.	264,800	12,424
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	102,070	1,009
priceline.com, Inc. (Æ)	18,843	10,131
Royal Caribbean Cruises, Ltd. (Ñ)	177,700	5,441
Stanley Black & Decker, Inc.	191,877	12,620
Starbucks Corp.	679,930	27,258
Starwood Hotels & Resorts Worldwide, Inc.	109,600	6,024
Target Corp.	164,210	8,455
TE Connectivity, Ltd.	258,019	8,884
Tesla Motors, Inc. (Æ)(Ñ)	81,800	2,304
Tiffany & Co. (Ñ)	137,600	10,952
Time Warner, Inc.	768,600	27,024
TJX Cos., Inc.	266,700	14,748
Toll Brothers, Inc. (Æ)	212,855	4,249
Viacom, Inc. Class A	753,910	36,504
Wal-Mart Stores, Inc. (Ñ)	445,524	23,483
Walt Disney Co. (The)	554,200	21,403
Warnaco Group, Inc. (The) (Æ)(Ñ)	53,300	2,841

		647,046

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 8.4%
Archer-Daniels-Midland Co.	362,250	11,005
Coca-Cola Co. (The)	1,156,664	78,665
Colgate-Palmolive Co.	98,600	8,320
Energizer Holdings, Inc. (Æ)	80,800	6,516
General Mills, Inc.	403,360	15,065
Hershey Co. (The)	66,294	3,742
HJ Heinz Co.	145,500	7,659
Kellogg Co.	83,200	4,641
Kraft Foods, Inc. Class A	644,500	22,158
Molson Coors Brewing Co. Class B	241,731	10,890
Nestle SA - ADR (Æ)	98,510	6,280
PepsiCo, Inc.	922,812	59,097
Philip Morris International, Inc.	303,490	21,599
Procter & Gamble Co. (The)	588,900	36,211
Reynolds American, Inc.	71,000	2,499
Safeway, Inc. (Ñ)	358,877	7,239
Sysco Corp.	225,600	6,901
Walgreen Co.	649,878	25,371
Whole Foods Market, Inc.	155,570	10,377

		344,235

Energy - 12.8%
Alpha Natural Resources, Inc. (Æ)	92,579	3,954
Anadarko Petroleum Corp.	100,300	8,281
Apache Corp.	321,639	39,793
Arch Coal, Inc.	451,971	11,570
BP PLC - ADR	100,580	4,570
Cabot Oil & Gas Corp.	65,935	4,884
Cameron International Corp. (Æ)	148,100	8,285
Chevron Corp.	458,982	47,743
ConocoPhillips	551,319	39,689
Consol Energy, Inc.	453,796	24,324
Devon Energy Corp.	311,040	24,479
Dresser-Rand Group, Inc. (Æ)(Ñ)	153,900	8,221
El Paso Corp.	536,670	11,029
Ensco PLC - ADR	93,100	4,958
EOG Resources, Inc.	82,717	8,437
EQT Corp.	233,339	14,812
Exxon Mobil Corp.	405,580	32,361
Halliburton Co.	850,214	46,532
Hess Corp.	114,900	7,878
Kinder Morgan, Inc. (Ñ)	429,239	12,117
Marathon Oil Corp.	390,750	12,102
Marathon Petroleum Corp. Class W (Æ)	341,625	14,960
National Oilwell Varco, Inc.	187,100	15,075
Noble Corp. (Æ)	124,500	4,590
Occidental Petroleum Corp.	524,859	51,531
Peabody Energy Corp.	161,655	9,290
Pioneer Natural Resources Co. (Ñ)	79,446	7,388
Range Resources Corp.	14,300	932
Schlumberger, Ltd.	329,600	29,786
Southwestern Energy Co. (Æ)	136,000	6,060
Valero Energy Corp.	108,700	2,731
Williams Cos., Inc. (The)	159,786	5,065

		523,427

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 14.4%
ACE, Ltd.	164,805	11,039
Aflac, Inc.	34,525	1,590
Allstate Corp. (The)	442,566	12,268
American Express Co.	414,061	20,720
American International Group, Inc. (Æ)	56,100	1,610
Ameriprise Financial, Inc.	138,634	7,500
Assured Guaranty, Ltd.	314,409	4,449
Bank of America Corp.	3,579,028	34,752
Bank of New York Mellon Corp. (The)	678,845	17,046
BB&T Corp. (Ñ)	599,900	15,405
BlackRock, Inc. Class A	87,799	15,669
Capital One Financial Corp. (Ñ)	80,651	3,855
Charles Schwab Corp. (The)	497,350	7,425
Citigroup, Inc.	344,080	13,192
Discover Financial Services	172,272	4,412
Genworth Financial, Inc. Class A (Æ)	511,250	4,254
Goldman Sachs Group, Inc. (The)	310,969	41,971
Hartford Financial Services Group, Inc.	477,950	11,194
Huntington Bancshares, Inc.	943,100	5,701
iShares Russell 1000 Value Index Fund (Ñ)	12,668	831
Janus Capital Group, Inc. (Ñ)	293,200	2,475
Jefferies Group, Inc. (Ñ)	196,100	3,708
JPMorgan Chase & Co.	2,362,406	95,559
Lender Processing Services, Inc. (Ñ)	138,400	2,606
Lincoln National Corp.	316,045	8,375
Mastercard, Inc. Class A	50,157	15,210
MetLife, Inc.	1,206,599	49,724
Morgan Stanley	557,700	12,409
PNC Financial Services Group, Inc.	327,357	17,772
Prudential Financial, Inc.	367,270	21,551
RenaissanceRe Holdings, Ltd.	60,505	4,210
State Street Corp.	121,100	5,022
Sunstone Hotel Investors, Inc. (Æ)(ö)	68,215	608
Travelers Cos., Inc. (The)	270,498	14,913
US Bancorp	320,925	8,363
Visa, Inc. Class A	216,812	18,546
Wells Fargo & Co.	2,208,471	61,705
Weyerhaeuser Co. (ö)	183,475	3,668
Willis Group Holdings PLC	66,785	2,734
XL Group PLC Class A	193,400	3,969

		588,010

Health Care - 11.9%
Abbott Laboratories	766,844	39,354
Allergan, Inc.	473,123	38,470
AmerisourceBergen Corp. Class A	277,100	10,616
Amgen, Inc.	279,349	15,280
Baxter International, Inc.	106,700	6,207
Becton Dickinson and Co.	77,350	6,467
Biogen Idec, Inc. (Æ)	43,700	4,452
Brookdale Senior Living, Inc. Class A (Æ)(Ñ)	226,675	4,849
Cerner Corp. (Æ)	93,800	6,237
Community Health Systems, Inc. (Æ)	145,050	3,748
Covance, Inc. (Æ)(Ñ)	81,400	4,660
Covidien PLC	218,450	11,095
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	73,000	2,480
Dendreon Corp. (Æ)(Ñ)	155,000	5,719

	Principal Amount ($) or Shares	Market Value $
Express Scripts, Inc. Class A (Æ)	69,200	3,755
Gilead Sciences, Inc. (Æ)	259,539	10,994
Hospira, Inc. (Æ)	102,550	5,242
Illumina, Inc. (Æ)	61,493	3,840
Johnson & Johnson	642,288	41,614
Lincare Holdings, Inc. (Ñ)	116,600	2,984
Medco Health Solutions, Inc. (Æ)	147,000	9,243
Medtronic, Inc.	654,570	23,597
Merck & Co., Inc.	803,606	27,427
Pfizer, Inc.	5,587,981	107,513
Quest Diagnostics, Inc.	98,300	5,309
Sanofi - ADR	555,900	21,541
Stryker Corp.	380,894	20,698
Teva Pharmaceutical Industries, Ltd. - ADR	113,540	5,295
Thermo Fisher Scientific, Inc. (Æ)	171,885	10,329
UnitedHealth Group, Inc.	120,100	5,961
Valeant Pharmaceuticals International, Inc. (Ñ)	48,500	2,669
Vertex Pharmaceuticals, Inc. (Æ)	42,000	2,178
Warner Chilcott PLC Class A	385,100	8,095
Watson Pharmaceuticals, Inc. Class B (Æ)	118,900	7,982

		485,900

Materials and Processing - 3.5%
Air Products & Chemicals, Inc.	54,530	4,839
Alcoa, Inc.	316,850	4,667
Ball Corp. (Ñ)	293,748	11,397
Bemis Co., Inc. (Ñ)	46,800	1,479
Celanese Corp. Class A	137,535	7,582
Dow Chemical Co. (The)	152,800	5,328
Eastman Chemical Co.	107,179	10,352
EI du Pont de Nemours & Co.	257,100	13,220
Freeport-McMoRan Copper & Gold, Inc.	184,900	9,792
Monsanto Co.	420,779	30,919
Newmont Mining Corp.	116,200	6,462
Nucor Corp.	183,350	7,131
Packaging Corp. of America	76,846	2,050
Potash Corp. of Saskatchewan, Inc.	237,600	13,736
PPG Industries, Inc.	109,100	9,186
Precision Castparts Corp.	27,700	4,470
Temple-Inland, Inc.	19,280	579

		143,189

Producer Durables - 10.0%
3M Co.	133,219	11,609
Accenture PLC Class A	794,904	47,011
Agilent Technologies, Inc. (Æ)	148,500	6,261
Boeing Co. (The)	292,000	20,577
Caterpillar, Inc.	159,900	15,796
Corrections Corp. of America (Æ)	390,148	8,372
Cummins, Inc.	28,100	2,947
Danaher Corp.	350,890	17,232
Deere & Co.	119,345	9,370
Dover Corp.	83,730	5,063
Emerson Electric Co.	188,300	9,244
FedEx Corp.	157,400	13,675
Fluor Corp.	232,156	14,749
General Dynamics Corp.	79,400	5,410

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Co.	930,400	16,663
Honeywell International, Inc.	872,818	46,347
Illinois Tool Works, Inc.	131,400	6,544
Lexmark International, Inc. Class A (Æ)	92,800	3,115
Lockheed Martin Corp.	245,870	18,620
Magna International, Inc. Class A	81,460	3,973
Manpower, Inc.	103,200	5,214
Monster Worldwide, Inc. (Æ)(Ñ)	159,565	1,873
Moody’s Corp. (Ñ)	243,100	8,657
Navistar International Corp. (Æ)	89,458	4,590
Norfolk Southern Corp.	100,700	7,623
Northrop Grumman Corp.	156,310	9,458
Pentair, Inc. (Ñ)	268,326	9,877
Raytheon Co.	230,658	10,317
Rockwell Automation, Inc.	102,700	7,370
Spirit Aerosystems Holdings, Inc. Class A (Æ)	84,850	1,738
Terex Corp. (Æ)	102,900	2,285
United Continental Holdings, Inc. (Æ)(Ñ)	316,600	5,737
United Parcel Service, Inc. Class B	542,931	37,582
United Technologies Corp.	140,570	11,645

		406,544

Technology - 16.5%
Acme Packet, Inc. (Æ)	25,500	1,502
Alcatel-Lucent - ADR (Æ)	759,900	3,078
Altera Corp.	247,600	10,122
Amphenol Corp. Class A (Ñ)	141,084	6,898
AOL, Inc. (Æ)(Ñ)	149,300	2,565
Apple, Inc. (Æ)	230,152	89,870
Applied Materials, Inc.	1,268,444	15,627
Avago Technologies, Ltd.	212,200	7,136
Avnet, Inc. (Æ)	116,405	3,411
BCE, Inc.	419,150	15,999
Broadcom Corp. Class A	112,200	4,159
Check Point Software Technologies, Ltd. (Æ)	129,700	7,477
Cisco Systems, Inc.	1,068,889	17,070
Citrix Systems, Inc. (Æ)	119,000	8,573
Cognizant Technology Solutions Corp. Class A (Æ)	193,165	13,496
Computer Sciences Corp. (Ñ)	41,150	1,452
Dell, Inc. (Æ)	663,579	10,777
Electronic Arts, Inc. (Æ)	338,400	7,529
EMC Corp. (Æ)	483,300	12,604
Google, Inc. Class A (Æ)	91,853	55,451
Hewlett-Packard Co.	99,200	3,488
Intel Corp.	974,762	21,766
International Business Machines Corp.	274,453	49,909
Juniper Networks, Inc. (Æ)	56,200	1,315
Maxim Integrated Products, Inc.	292,800	6,723
MEMC Electronic Materials, Inc. (Æ)(Ñ)	442,885	3,286
Micron Technology, Inc. (Æ)	480,900	3,544
Microsoft Corp.	1,648,633	45,173
NetApp, Inc. (Æ)	277,265	13,176
Oracle Corp.	2,271,805	69,472

	Principal Amount ($) or Shares		Market Value $
Qualcomm, Inc.	1,149,595		62,975
Rackspace Hosting, Inc. (Æ)	21,700		868
Red Hat, Inc. (Æ)	122,700		5,163
Riverbed Technology, Inc. (Æ)	57,700		1,652
Salesforce.com, Inc. (Æ)	97,900		14,167
SanDisk Corp. (Æ)	74,678		3,176
Texas Instruments, Inc.	1,230,562		36,609
VeriFone Systems, Inc. (Æ)	65,900		2,595
VMware, Inc. Class A (Æ)	47,200		4,736
Vodafone Group PLC - ADR	989,590		27,807

			672,396

Utilities - 1.4%
AT&T, Inc.	351,620		10,288
Calpine Corp. (Æ)(Ñ)	407,592		6,623
Chesapeake Energy Corp.	286,158		9,830
FirstEnergy Corp.	220,814		9,859
GenOn Energy, Inc. (Æ)	1,392,845		5,418
MetroPCS Communications, Inc. (Æ)	358,400		5,835
PG&E Corp.	90,440		3,747
Sprint Nextel Corp. (Æ)	154,945		656
Verizon Communications, Inc.	132,000		4,658

			56,914

Total Common Stocks (cost $3,332,687)			3,867,661

Long-Term Investments - 0.0%
Corporate Bonds and Notes - 0.0%
United Continental Holdings, Inc. 6.000% due 10/15/29	127		286

Total Long-Term Investments (cost $287)			286

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	197,023,195	(¥)	197,023

Total Short-Term Investments (cost $197,023)			197,023

Other Securities - 0.9%
Russell Investment Company Liquidating Trust (×)	3,857,840	(¥)	3,867
Russell U.S. Cash Collateral Fund (×)	34,320,832	(¥)	34,321

Total Other Securities (cost $38,179)			38,188

Total Investments - 100.4% (identified cost $3,568,176)			4,103,158

Other Assets and Liabilities, Net - (0.4%)			(16,581)

Net Assets - 100.0%			4,086,577

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures	391	USD	27,988	09/11	481
S&P 500 E-Mini Index Futures (CME)	2,302	USD	148,295	09/11	224
S&P 500 Index Futures (CME)	85	USD	27,378	09/11	332
S&P Midcap 400 E-Mini Index Futures (CME)	193	USD	18,175	09/11	(134)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					903

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$647,046	$—	$—	$647,046
Consumer Staples	344,235	—	—	344,235
Energy	523,427	—	—	523,427
Financial Services	588,010	—	—	588,010
Health Care	485,900	—	—	485,900
Materials and Processing	143,189	—	—	143,189
Producer Durables	406,544	—	—	406,544
Technology	672,396	—	—	672,396
Utilities	56,914	—	—	56,914
Long-Term Investments	—	286	—	286
Short-Term Investments	—	197,023	—	197,023
Other Securities	—	38,188	—	38,188

Total Investments	3,867,661	235,497	—	4,103,158

Other Financial Instruments
Futures Contracts	903	—	—	903

Total Other Financial Instruments*	$903	$—	$—	$903

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 106.8%
Consumer Discretionary - 16.2%
Abercrombie & Fitch Co. Class A (Û)	70,400	5,148
Advance Auto Parts, Inc.	15,100	830
Amazon.com, Inc. (Æ)	71,887	15,996
AMC Networks, Inc. Class A (Æ)	156,538	5,822
Apollo Group, Inc. Class A (Æ)(Û)	168,900	8,585
Arbitron, Inc.	13,000	508
Autoliv, Inc.	2,900	192
AutoNation, Inc. (Æ)	4,700	177
AutoZone, Inc. (Æ)(Û)	40,100	11,446
Avon Products, Inc.	1,400	37
Bed Bath & Beyond, Inc. (Æ)	77,700	4,545
BorgWarner, Inc. (Æ)	27,600	2,197
Bridgepoint Education, Inc. (Æ)	27,720	686
Cablevision Systems Corp. Class A	642,622	15,654
CarMax, Inc. (Æ)	23,300	745
CBS Corp. Class B	210,200	5,753
Charter Communications, Inc. Class A (Æ)	44,600	2,408
Chipotle Mexican Grill, Inc. Class A (Æ)	3,100	1,006
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	6,340	74
Coach, Inc. (Û)	307,893	19,878
Comcast Corp. Class A (Û)	512,500	12,310
Costco Wholesale Corp.	25,200	1,972
Deckers Outdoor Corp. (Æ)	1,600	159
Dillard’s, Inc. Class A	3,000	169
DIRECTV, Inc. Class A (Æ)(Û)	616,516	31,245
DISH Network Corp. Class A (Æ)	281,900	8,353
Dollar Tree, Inc. (Æ)	110,626	7,327
eBay, Inc. (Æ)	418,572	13,708
Estee Lauder Cos., Inc. (The) Class A (Û)	223,721	23,471
Family Dollar Stores, Inc.	26,700	1,418
Foot Locker, Inc.	535,822	11,643
Ford Motor Co. (Æ)	147,300	1,798
Fortune Brands, Inc.	10,300	620
Fossil, Inc. (Æ)	30,800	3,871
Gannett Co., Inc.	10,400	133
Garmin, Ltd.	51,300	1,674
General Motors Co. (Æ)	371,000	10,269
Genuine Parts Co.	5,400	287
Goodyear Tire & Rubber Co. (The) (Æ)	427,100	6,906
Harley-Davidson, Inc.	7,300	317
Harman International Industries, Inc.	132,900	5,529
Hasbro, Inc.	3,100	123
Hertz Global Holdings, Inc. (Æ)	396,300	5,576
Home Depot, Inc.	60,300	2,106
Interpublic Group of Cos., Inc. (The)	10,900	107
ITT Educational Services, Inc. (Æ)	6,600	565
JC Penney Co., Inc.	27,400	843
John Wiley & Sons, Inc. Class A	10,400	521
Johnson Controls, Inc.	22,400	828
Lamar Advertising Co. Class A (Æ)	4,300	109
Lear Corp.	170,944	8,376
Liberty Global, Inc. Class A (Æ)	180,610	7,549
Liberty Media Corp. - Capital (Æ)	13,800	1,101
Liberty Media Corp. - Interactive (Æ)	69,200	1,136

	Principal Amount ($) or Shares	Market Value $
Liberty Media Corp. - Starz (Æ)	14,270	1,095
Limited Brands, Inc.	122,918	4,654
Lowe’s Cos., Inc.	32,000	690
Macy’s, Inc.	184,600	5,329
Madison Square Garden Co. (The) Class A (Æ)	21,400	567
Marriott International, Inc. Class A	57,849	1,880
Mattel, Inc.	67,000	1,786
McDonald’s Corp.	35,600	3,079
McGraw-Hill Cos., Inc. (The) (Û)	265,431	11,042
Netflix, Inc. (Æ)(Û)	26,060	6,932
Newell Rubbermaid, Inc.	44,700	694
Nike, Inc. Class B	182,824	16,482
Nu Skin Enterprises, Inc. Class A	108,300	4,066
NVR, Inc. (Æ)	1,900	1,292
Omnicom Group, Inc.	16,300	765
O’Reilly Automotive, Inc. (Æ)	4,100	244
Panera Bread Co. Class A (Æ)	51,380	5,925
Penn National Gaming, Inc. (Æ)	2,000	84
PetSmart, Inc.	120,400	5,180
Polaris Industries, Inc.	39,936	4,734
Polo Ralph Lauren Corp. Class A	4,800	648
priceline.com, Inc. (Æ)	3,300	1,774
Ross Stores, Inc.	25,500	1,932
Signet Jewelers, Ltd. (Æ)	122,608	5,252
Snap-On, Inc.	17,500	995
Starbucks Corp.	311,443	12,486
Starwood Hotels & Resorts Worldwide, Inc.	4,200	231
Target Corp.	900	46
TE Connectivity, Ltd.	156,900	5,402
Tempur-Pedic International, Inc. (Æ)	8,500	612
Tiffany & Co.	2,700	215
Time Warner Cable, Inc. (Û)	346,760	25,421
Time Warner, Inc. (Û)	64,100	2,254
TJX Cos., Inc. (Û)	217,700	12,039
Toll Brothers, Inc. (Æ)	9,600	192
Tractor Supply Co.	51,778	3,413
TRW Automotive Holdings Corp. (Æ)	136,200	6,874
Tupperware Brands Corp.	42,405	2,650
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	84,800	5,345
Under Armour, Inc. Class A (Æ)	1,700	125
Viacom, Inc. Class A (Û)	193,243	9,357
Virgin Media, Inc.	57,400	1,519
WABCO Holdings, Inc. (Æ)	3,900	246
Wal-Mart Stores, Inc.	283,900	14,964
Walt Disney Co. (The)	33,110	1,279
Washington Post Co. (The) Class B	800	322
Weight Watchers International, Inc.	18,600	1,436
Wynn Resorts, Ltd. (Û)	42,540	6,537
Yum! Brands, Inc. (Û)	164,400	8,684

		482,576

Consumer Staples - 9.3%
Altria Group, Inc.	135,800	3,572
Bunge, Ltd.	5,100	351
Campbell Soup Co.	1,400	46

Russell U.S. Quantitative Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Church & Dwight Co., Inc.	140,702	5,676
Coca-Cola Co. (The)	103,100	7,012
Coca-Cola Enterprises, Inc.	514,000	14,449
Colgate-Palmolive Co. (Û)	268,051	22,618
ConAgra Foods, Inc.	193,400	4,953
Constellation Brands, Inc. Class A (Æ)	15,500	316
Corn Products International, Inc.	18,600	947
CVS Caremark Corp. (Û)	274,600	9,982
Dr Pepper Snapple Group, Inc.	824,766	31,143
Energizer Holdings, Inc. (Æ)	11,800	952
Flowers Foods, Inc.	141,100	3,093
General Mills, Inc.	12,500	467
Hansen Natural Corp. (Æ)	81,764	6,265
Herbalife, Ltd.	221,200	12,325
Hershey Co. (The)	100,900	5,695
HJ Heinz Co.	123,700	6,512
Hormel Foods Corp.	48,900	1,417
JM Smucker Co. (The)	7,500	584
Kellogg Co.	16,900	943
Kimberly-Clark Corp.	6,800	444
Kraft Foods, Inc. Class A	38,400	1,320
Kroger Co. (The) (Û)	546,600	13,594
McCormick & Co., Inc.	36,300	1,766
Mead Johnson Nutrition Co. Class A	100,399	7,165
Molson Coors Brewing Co. Class B	2,100	95
PepsiCo, Inc. (Û)	94,771	6,069
Philip Morris International, Inc. (Û)	570,639	40,612
Procter & Gamble Co. (The) (Û)	297,400	18,287
Ralcorp Holdings, Inc. (Æ)	7,400	640
Reynolds American, Inc.	202,996	7,145
Safeway, Inc. (Û)	167,400	3,376
Sara Lee Corp.	446,800	8,538
Smithfield Foods, Inc. (Æ)	25,800	568
Sysco Corp. (Û)	244,900	7,491
Tyson Foods, Inc. Class A	442,230	7,766
Walgreen Co. (Û)	201,100	7,851
Whole Foods Market, Inc.	72,800	4,856

		276,901

Energy - 12.9%
Alpha Natural Resources, Inc. (Æ)	13,740	587
Anadarko Petroleum Corp.	52,359	4,323
Apache Corp.	863	107
Arch Coal, Inc.	3,700	95
Atwood Oceanics, Inc. (Æ)	16,300	761
Baker Hughes, Inc.	23,719	1,835
Brigham Exploration Co. (Æ)	4,700	149
Cabot Oil & Gas Corp.	33,800	2,504
Cameron International Corp. (Æ)	8,500	476
CARBO Ceramics, Inc.	1,000	156
Chevron Corp. (Û)	645,180	67,112
Cimarex Energy Co.	111,671	9,840
Concho Resources, Inc. (Æ)	8,300	777
ConocoPhillips (Û)	311,800	22,447
Consol Energy, Inc.	14,000	750
Devon Energy Corp.	254,600	20,037
Diamond Offshore Drilling, Inc.	25,300	1,716

	Principal Amount ($) or Shares	Market Value $
El Paso Corp.	42,500	873
EXCO Resources, Inc.	19,800	315
Exxon Mobil Corp. (Û)	658,549	52,546
First Solar, Inc. (Æ)	2,300	272
FMC Technologies, Inc. (Æ)	24,800	1,131
Halliburton Co.	409,352	22,404
Helmerich & Payne, Inc.	62,300	4,302
Hess Corp. (Û)	77,200	5,293
HOLLYFRONTIER CORP	80,440	6,064
Hubbell, Inc. Class B	24,300	1,445
Kinder Morgan, Inc.	8,400	237
Marathon Oil Corp. (Û)	582,881	18,052
Marathon Petroleum Corp. Class W (Æ)	470,392	20,598
Murphy Oil Corp. (Û)	180,988	11,623
Nabors Industries, Ltd. (Æ)	162,300	4,286
National Oilwell Varco, Inc.	39,400	3,174
Newfield Exploration Co. (Æ)	1,800	121
Occidental Petroleum Corp.	1,000	98
Oceaneering International, Inc.	200,518	8,662
Oil States International, Inc. (Æ)	12,600	1,017
Patterson-UTI Energy, Inc.	254,010	8,263
Peabody Energy Corp.	105,115	6,041
Pioneer Natural Resources Co.	37,600	3,496
Plains Exploration & Production Co. (Æ)	24,900	971
Rosetta Resources, Inc. (Æ)	63,200	3,272
Rowan Cos., Inc. (Æ)	19,900	780
SandRidge Energy, Inc. (Æ)	103,200	1,189
Schlumberger, Ltd.	56,239	5,082
SEACOR Holdings, Inc.	6,900	693
SM Energy Co.	87,611	6,602
Spectra Energy Corp.	31,500	851
Sunoco, Inc.	59,214	2,407
Superior Energy Services, Inc. (Æ)	12,100	502
Tesoro Corp. (Æ)	165,100	4,010
Transocean, Ltd.	55,700	3,429
Ultra Petroleum Corp. (Æ)	15,200	712
Valero Energy Corp. (Û)	989,500	24,856
Walter Energy, Inc. Class A	54,905	6,730
Whiting Petroleum Corp. (Æ)	74,076	4,341
Williams Cos., Inc. (The)	121,815	3,862

		384,274

Financial Services - 16.3%
ACE, Ltd. (Û)	162,400	10,878
Aflac, Inc.	1,600	74
Alexandria Real Estate Equities, Inc. (ö)	1,700	139
Alleghany Corp. (Æ)	400	132
Alliance Data Systems Corp. (Æ)	32,300	3,176
Allied World Assurance Co. Holdings, Ltd.	13,400	730
Allstate Corp. (The) (Û)	151,200	4,191
American Capital Agency Corp. (ö)	8,900	248
American Capital, Ltd. (Æ)	14,900	144
American Express Co.	322,466	16,136
American Financial Group, Inc.	78,801	2,678
Ameriprise Financial, Inc. (Û)	116,500	6,303
Annaly Capital Management, Inc. (ö)	41,500	696
AON Corp.	40,800	1,963

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Apartment Investment & Management Co. Class A (ö)	10,500	287
Arch Capital Group, Ltd. (Æ)	33,612	1,136
Ares Capital Corp.	12,200	197
Arthur J Gallagher & Co.	38,900	1,094
Assurant, Inc.	156,668	5,580
AvalonBay Communities, Inc. (ö)	566	76
Axis Capital Holdings, Ltd.	155,600	4,959
Bank of America Corp.	16,129	157
Bank of New York Mellon Corp. (The) (Û)	243,600	6,117
BB&T Corp.	5,100	131
Berkshire Hathaway, Inc. Class B (Æ)	80,600	5,978
BlackRock, Inc. Class A	30,540	5,450
Boston Properties, Inc. (ö)	1,100	118
Brown & Brown, Inc.	49,600	1,082
Camden Property Trust (ö)	16,200	1,087
Capital One Financial Corp. (Û)	282,100	13,484
CapitalSource, Inc.	80,800	522
Capitol Federal Financial, Inc.	502,445	5,748
CB Richard Ellis Group, Inc. Class A (Æ)	43,100	940
Charles Schwab Corp. (The) (Û)	315,846	4,716
Chimera Investment Corp. (ö)	273,600	843
Chubb Corp. (Û)	157,758	9,857
Cincinnati Financial Corp.	33,000	902
CIT Group, Inc. (Æ)	219,367	8,718
Citigroup, Inc.	47,130	1,807
CNA Financial Corp.	23,400	644
Comerica, Inc.	9,900	317
Commerce Bancshares, Inc.	82,000	3,355
CommonWealth REIT (ö)	82,200	1,942
Cullen/Frost Bankers, Inc.	8,700	469
Discover Financial Services	557,000	14,265
Dun & Bradstreet Corp.	28,200	2,046
E*Trade Financial Corp. (Æ)	172,257	2,735
East West Bancorp, Inc.	41,900	778
Endurance Specialty Holdings, Ltd.	11,700	477
Equifax, Inc.	26,195	900
Equity Residential (ö)	23,000	1,422
Erie Indemnity Co. Class A	9,700	715
Essex Property Trust, Inc. (ö)	800	112
Everest Re Group, Ltd.	14,000	1,150
Factset Research Systems, Inc.	40,605	3,739
Federated Investors, Inc. Class B	23,100	494
Fidelity National Information Services, Inc.	129,400	3,885
Fifth Third Bancorp (Û)	836,974	10,588
First Horizon National Corp.	41,800	376
First Niagara Financial Group, Inc.	99,800	1,223
Fiserv, Inc. (Æ)	27,200	1,642
Forest City Enterprises, Inc. Class A (Æ)	47,700	859
Franklin Resources, Inc. (Û)	40,000	5,078
Fulton Financial Corp.	135,000	1,370
General Growth Properties, Inc. (ö)	585,298	9,839
Global Payments, Inc.	133,933	6,350
Goldman Sachs Group, Inc. (The)	120,100	16,210
Hanover Insurance Group, Inc. (The)	3,600	130
HCC Insurance Holdings, Inc.	38,500	1,160
Health Care REIT, Inc. (ö)	6,400	338

	Principal Amount ($) or Shares	Market Value $
Hospitality Properties Trust (ö)	108,400	2,737
Host Hotels & Resorts, Inc. (ö)	4,624	73
Howard Hughes Corp. (The) (Æ)	94,366	5,705
Huntington Bancshares, Inc.	817,758	4,943
Interactive Brokers Group, Inc. Class A	44,200	669
Jones Lang LaSalle, Inc.	81,600	6,946
JPMorgan Chase & Co. (Û)	1,327,537	53,699
KeyCorp	1,338,260	10,760
Lazard, Ltd. Class A	40,300	1,354
Lender Processing Services, Inc.	6,500	122
Leucadia National Corp.	65,400	2,202
Loews Corp.	38,000	1,515
M&T Bank Corp.	2,700	233
Mack-Cali Realty Corp. (ö)	43,900	1,461
Markel Corp. (Æ)	1,600	641
Marsh & McLennan Cos., Inc.	81,500	2,403
Mastercard, Inc. Class A	19,030	5,771
MetLife, Inc.	1,600	66
Morgan Stanley	465,590	10,359
New York Community Bancorp, Inc.	145,800	1,973
NYSE Euronext	4,000	134
PartnerRe, Ltd. - ADR	148,150	9,899
Plum Creek Timber Co., Inc. (ö)	12,800	489
PNC Financial Services Group, Inc. (Û)	166,601	9,045
Principal Financial Group, Inc.	7,800	215
Progressive Corp. (The) (Û)	226,500	4,457
ProLogis, Inc. (ö)	9,000	321
Prudential Financial, Inc. (Û)	206,500	12,117
Public Storage (ö)	17,900	2,141
Raymond James Financial, Inc.	75,900	2,411
Rayonier, Inc. (ö)	137,500	8,862
Realty Income Corp. (ö)	6,800	221
Regions Financial Corp.	24,700	286
Reinsurance Group of America, Inc. Class A	10,000	582
RenaissanceRe Holdings, Ltd.	1,900	132
SEI Investments Co.	18,100	358
Simon Property Group, Inc. (ö)	69,065	8,323
SLM Corp.	10,300	161
StanCorp Financial Group, Inc.	3,900	130
State Street Corp.	6,400	265
Symetra Financial Corp.	31,600	397
T Rowe Price Group, Inc. (Û)	43,100	2,448
Taubman Centers, Inc. (ö)	2,800	168
TCF Financial Corp.	10,800	134
TD Ameritrade Holding Corp.	7,000	128
Torchmark Corp.	96,346	3,891
Total System Services, Inc.	7,600	141
Travelers Cos., Inc. (The) (Û)	314,500	17,338
UDR, Inc. (ö)	23,000	605
Unitrin, Inc.	5,100	144
Unum Group	11,200	273
US Bancorp	432,800	11,279
Validus Holdings, Ltd.	29,200	776
Ventas, Inc. (ö)	83,725	4,532
Visa, Inc. Class A (Û)	278,200	23,797
Washington Federal, Inc.	9,100	154

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Webster Financial Corp.	8,129	166
Wells Fargo & Co. (Û)	568,411	15,881
Weyerhaeuser Co. (ö)	104,400	2,087
White Mountains Insurance Group, Ltd.	2,200	927
WR Berkley Corp.	7,000	215

		482,744

Health Care - 11.8%
Abbott Laboratories (Û)	196,700	10,095
Aetna, Inc. (Û)	106,000	4,398
Alere, Inc. (Æ)	21,900	646
Alexion Pharmaceuticals, Inc. (Æ)	58,000	3,294
Allscripts Healthcare Solutions, Inc. (Æ)	16,800	305
AMERIGROUP Corp. Class A (Æ)	68,500	3,767
AmerisourceBergen Corp. Class A (Û)	159,600	6,114
Amgen, Inc. (Û)	153,100	8,375
Baxter International, Inc.	36,800	2,141
Becton Dickinson and Co.	5,100	426
Biogen Idec, Inc. (Æ)(Û)	207,717	21,160
Bio-Rad Laboratories, Inc. Class A (Æ)	7,400	807
Boston Scientific Corp. (Æ)	995,800	7,130
Bristol-Myers Squibb Co. (Û)	224,900	6,446
Brookdale Senior Living, Inc. Class A (Æ)	6,200	133
Cardinal Health, Inc. (Û)	413,060	18,076
CareFusion Corp. (Æ)	194,483	5,132
Celgene Corp. (Æ)	2,500	148
Cephalon, Inc. (Æ)	28,300	2,262
Cepheid, Inc. (Æ)	8,100	306
Cerner Corp. (Æ)	76,520	5,088
Charles River Laboratories International, Inc. (Æ)	19,200	759
Cigna Corp.	389,927	19,407
Cooper Cos., Inc. (The)	16,900	1,293
Covance, Inc. (Æ)	11,900	681
Coventry Health Care, Inc. (Æ)	13,300	426
Covidien PLC	202,949	10,308
CR Bard, Inc.	6,200	612
DaVita, Inc. (Æ)	6,600	551
Dentsply International, Inc.	4,000	152
Edwards Lifesciences Corp. (Æ)	36,200	2,583
Eli Lilly & Co. (Û)	389,462	14,916
Endo Pharmaceuticals Holdings, Inc. (Æ)	41,600	1,550
Express Scripts, Inc. Class A (Æ)	2,700	146
Forest Laboratories, Inc. (Æ)(Û)	329,104	12,197
Gen-Probe, Inc. (Æ)	18,900	1,144
Gilead Sciences, Inc. (Æ)(Û)	145,900	6,180
HCA Holdings, Inc. (Æ)	6,500	173
Henry Schein, Inc. (Æ)	2,400	160
Hill-Rom Holdings, Inc.	3,566	133
Hologic, Inc. (Æ)	67,400	1,252
Humana, Inc. (Û)	234,100	17,459
Illumina, Inc. (Æ)	69,600	4,347
Johnson & Johnson (Û)	204,500	13,250
Kinetic Concepts, Inc. (Æ)	7,900	529
Laboratory Corp. of America Holdings (Æ)	13,200	1,198
Lincare Holdings, Inc.	17,200	440
McKesson Corp.	177,500	14,399

	Principal Amount ($) or Shares	Market Value $
Medco Health Solutions, Inc. (Æ)	72,869	4,582
Medicis Pharmaceutical Corp. Class A	27,000	1,004
Mednax, Inc. (Æ)	11,500	784
Medtronic, Inc. (Û)	182,900	6,594
Merck & Co., Inc.	450,731	15,383
Molina Healthcare, Inc. (Æ)	68,524	1,552
Myriad Genetics, Inc. (Æ)	22,500	479
Perrigo Co.	1,900	172
Pfizer, Inc. (Û)	1,314,620	25,293
Pharmaceutical Product Development, Inc.	10,800	311
Pharmasset, Inc. (Æ)	6,300	765
Qiagen NV (Æ)	12,000	203
Quest Diagnostics, Inc.	115,000	6,211
Regeneron Pharmaceuticals, Inc. (Æ)	3,100	164
Sirona Dental Systems, Inc. (Æ)	2,500	126
St. Jude Medical, Inc.	5,400	251
Stryker Corp. (Û)	107,700	5,852
SXC Health Solutions Corp. (Æ)	4,900	309
Techne Corp.	9,000	682
Thermo Fisher Scientific, Inc. (Æ)	300	18
United Therapeutics Corp. (Æ)	17,500	1,004
UnitedHealth Group, Inc. (Û)	409,100	20,304
Varian Medical Systems, Inc. (Æ)	32,700	2,052
Vertex Pharmaceuticals, Inc. (Æ)	14,000	726
Warner Chilcott PLC Class A	33,500	704
Watson Pharmaceuticals, Inc. Class B (Æ)	50,518	3,391
WellCare Health Plans, Inc. (Æ)	20,000	877
WellPoint, Inc. (Û)	178,400	12,051
Zimmer Holdings, Inc. (Æ)	91,159	5,471

		349,809

Materials and Processing - 4.3%
Agrium, Inc.	20,100	1,756
Air Products & Chemicals, Inc.	21,500	1,908
Albemarle Corp.	2,900	193
Alcoa, Inc.	68,000	1,002
Allied Nevada Gold Corp. (Æ)	4,000	152
Aptargroup, Inc.	700	36
Ball Corp.	103,733	4,025
Brown-Forman Corp. Class B - ADR	22,200	1,633
Cabot Corp.	25,400	993
CF Industries Holdings, Inc.	101,400	15,749
Cliffs Natural Resources, Inc.	67,600	6,072
Crown Holdings, Inc. (Æ)	59,800	2,297
Domtar Corp.	23,600	1,887
Dow Chemical Co. (The)	73,900	2,577
Eastman Chemical Co.	65,100	6,288
EI du Pont de Nemours & Co. (Û)	254,400	13,081
Fastenal Co.	3,800	128
Freeport-McMoRan Copper & Gold, Inc.	260,085	13,774
Greif, Inc. Class A	1,900	116
Huntsman Corp.	217,500	4,154
International Flavors & Fragrances, Inc.	13,200	807
International Paper Co.	225,051	6,684
Intrepid Potash, Inc. (Æ)	4,300	143
Lennox International, Inc.	3,800	141
Lubrizol Corp. (Û)	21,200	2,854
LyondellBasell Industries NV Class A	48,300	1,906

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Masco Corp.	75,400	795
MeadWestvaco Corp.	166,955	5,199
Molycorp, Inc. (Æ)	6,600	420
Monsanto Co.	10,700	786
Mosaic Co. (The)	11,500	813
Owens Corning (Æ)	8,200	292
PPG Industries, Inc. (Û)	239,136	20,135
Praxair, Inc.	7,100	736
Rock-Tenn Co. Class A	3,000	184
Rockwood Holdings, Inc. (Æ)	2,900	175
Sealed Air Corp.	23,300	502
Sherwin-Williams Co. (The)	5,400	417
Sigma-Aldrich Corp.	19,500	1,308
Sonoco Products Co.	3,700	119
Southern Copper Corp.	25,900	885
Teck Resources, Ltd. Class B (Æ)	27,300	1,350
Timken Co.	70,529	3,080
Valmont Industries, Inc.	1,300	127
WR Grace & Co. (Æ)	3,100	156

		127,835

Producer Durables - 11.4%
3M Co.	7,700	671
Accenture PLC Class A (Û)	139,400	8,244
AGCO Corp. (Æ)	31,500	1,494
Agilent Technologies, Inc. (Æ)	144,400	6,088
Alexander & Baldwin, Inc.	8,600	415
Alliant Techsystems, Inc.	18,262	1,191
Ametek, Inc.	36,300	1,543
AO Smith Corp.	59,587	2,471
Automatic Data Processing, Inc.	19,400	999
Avery Dennison Corp.	123,400	3,893
Boeing Co. (The) (Û)	119,700	8,435
Booz Allen Hamilton Holding Corp. Class A (Æ)	20,800	378
Carlisle Cos., Inc.	7,400	320
Caterpillar, Inc.	43,300	4,278
CH Robinson Worldwide, Inc.	17,300	1,251
Chicago Bridge & Iron Co. NV	105,443	4,350
CNH Global NV (Æ)	2,900	111
Convergys Corp. (Æ)	82,200	1,023
Cooper Industries PLC	12,800	670
Copart, Inc. (Æ)	3,500	152
Corrections Corp. of America (Æ)	37,300	800
Covanta Holding Corp.	23,300	403
CSX Corp. (Û)	607,900	14,936
Cummins, Inc.	7,700	808
Danaher Corp.	4,200	206
Deere & Co.	95,154	7,471
Delta Air Lines, Inc. (Æ)	595,900	4,702
Donaldson Co., Inc.	4,100	227
Dover Corp. (Û)	104,579	6,324
Eaton Corp. (Û)	132,894	6,372
Emerson Electric Co.	6,200	304
Expeditors International of Washington, Inc.	5,000	239
FedEx Corp. (Û)	65,500	5,691

	Principal Amount ($) or Shares	Market Value $
Flir Systems, Inc.	5,200	143
Fluor Corp.	72,300	4,593
Gardner Denver, Inc.	67,630	5,768
GATX Corp.	4,200	166
General Dynamics Corp.	46,100	3,141
General Electric Co. (Û)	1,654,020	29,624
Goodrich Corp.	12,800	1,218
Graco, Inc.	18,600	817
H&R Block, Inc.	94,800	1,418
Harsco Corp.	16,900	463
Honeywell International, Inc.	47,400	2,517
Huntington Ingalls Industries, Inc. (Æ)	53,177	1,780
IHS, Inc. Class A (Æ)	19,400	1,430
Illinois Tool Works, Inc.	8,800	438
Ingersoll-Rand PLC	14,800	554
Iron Mountain, Inc.	13,100	414
ITT Corp.	34,023	1,815
JB Hunt Transport Services, Inc.	41,248	1,866
Joy Global, Inc.	41,300	3,879
Kansas City Southern (Æ)	14,800	878
KBR, Inc. (Û)	277,121	9,879
Kennametal, Inc.	14,000	552
L-3 Communications Holdings, Inc.	4,300	340
Lexmark International, Inc. Class A (Æ)	153,700	5,160
Lincoln Electric Holdings, Inc.	31,300	1,071
Lockheed Martin Corp. (Û)	68,600	5,195
Manpower, Inc.	101,500	5,128
McDermott International, Inc. (Æ)	12,900	260
Mettler-Toledo International, Inc. (Æ)	12,100	1,873
Monster Worldwide, Inc. (Æ)	10,900	128
Moody’s Corp.	82,200	2,927
National Instruments Corp.	16,900	437
Navistar International Corp. (Æ)	132,500	6,799
Nordson Corp.	2,500	128
Norfolk Southern Corp.	34,500	2,612
Northrop Grumman Corp.	223,464	13,522
PACCAR, Inc.	9,400	402
Pall Corp.	15,700	778
Parker Hannifin Corp.	139,246	11,003
Paychex, Inc.	123,571	3,488
Raytheon Co. (Û)	560,800	25,085
Robert Half International, Inc.	6,800	186
Rockwell Automation, Inc.	22,400	1,607
Roper Industries, Inc.	10,000	816
RR Donnelley & Sons Co.	7,800	147
Ryder System, Inc.	62,600	3,526
Southwest Airlines Co.	88,000	876
Spirit Aerosystems Holdings, Inc. Class A (Æ)	6,300	129
SPX Corp.	600	45
Stericycle, Inc. (Æ)	20,500	1,683
Synopsys, Inc. (Æ)	261,933	6,279
Team Health Holdings, Inc. (Æ)	17,500	385
Textron, Inc.	202,100	4,675
Thomas & Betts Corp. (Æ)	24,028	1,172
Tidewater, Inc.	18,900	1,027
Towers Watson & Co. Class A	17,600	1,076

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TransDigm Group, Inc. (Æ)	14,800	1,333
Trimble Navigation, Ltd. (Æ)	13,300	473
Trinity Industries, Inc.	7,300	217
Tyco International, Ltd.	270,600	11,985
Union Pacific Corp. (Û)	105,400	10,801
United Parcel Service, Inc. Class B	5,400	374
United Technologies Corp. (Û)	225,880	18,712
URS Corp. (Æ)	9,975	407
UTi Worldwide, Inc.	30,800	498
Verisk Analytics, Inc. Class A (Æ)	29,100	969
VistaPrint NV (Æ)	9,300	248
Visteon Corp. (Æ)	2,400	150
Waste Connections, Inc.	23,350	753
Waste Management, Inc.	7,500	236
Werner Enterprises, Inc.	160,904	3,789
WESCO International, Inc. (Æ)	9,600	487
Western Union Co. (The)	114,300	2,219
WW Grainger, Inc.	28,416	4,216
Zebra Technologies Corp. Class A (Æ)	9,900	396

		338,041

Technology - 17.4%
ACI Worldwide, Inc. (Æ)	3,800	137
Acme Packet, Inc. (Æ)	2,200	130
Activision Blizzard, Inc. (Û)	676,300	8,007
Adobe Systems, Inc. (Æ)	156,500	4,338
Altera Corp.	148,200	6,058
Amdocs, Ltd. (Æ)	208,096	6,561
American Tower Corp. Class A (Æ)	238,117	12,508
Amphenol Corp. Class A	3,400	166
Analog Devices, Inc.	5,700	196
Apple, Inc. (Æ)(Û)	191,028	74,593
Applied Materials, Inc. (Û)	229,500	2,827
Ariba, Inc. (Æ)	4,300	142
Arrow Electronics, Inc. (Æ)	101,900	3,541
Aruba Networks, Inc. (Æ)	104,400	2,396
Atmel Corp. (Æ)	149,100	1,804
Autodesk, Inc. (Æ)	167,900	5,776
Avago Technologies, Ltd.	20,700	696
Avnet, Inc. (Æ)	116,600	3,416
AVX Corp.	156,532	2,179
BMC Software, Inc. (Æ)	97,700	4,223
Broadcom Corp. Class A	5,500	204
Brocade Communications Systems, Inc. (Æ)	582,600	3,193
CA, Inc. (Û)	347,300	7,745
Cadence Design Systems, Inc. (Æ)	513,744	5,307
Check Point Software Technologies, Ltd. (Æ)	37,600	2,168
Ciena Corp. (Æ)	23,000	356
Cisco Systems, Inc.	664,796	10,617
Citrix Systems, Inc. (Æ)	3,000	216
Cognizant Technology Solutions Corp. Class A (Æ)	26,800	1,872
Computer Sciences Corp.	4,300	152
Compuware Corp. (Æ)	77,300	747
Cypress Semiconductor Corp.	140,900	2,900
Dell, Inc. (Æ)	175,400	2,848

	Principal Amount ($) or Shares	Market Value $
DST Systems, Inc.	12,900	660
Electronic Arts, Inc. (Æ)	292,088	6,499
EMC Corp. (Æ)	19,900	519
F5 Networks, Inc. (Æ)	23,800	2,225
Fairchild Semiconductor International, Inc. Class A (Æ)	55,400	832
Fortinet, Inc. (Æ)	260,500	5,293
Gartner, Inc. (Æ)	109,800	4,053
Google, Inc. Class A (Æ)	5,400	3,260
Hewlett-Packard Co. (Û)	597,600	21,012
IAC/InterActiveCorp (Æ)	67,718	2,803
Informatica Corp. (Æ)	25,300	1,294
Integrated Device Technology, Inc. (Æ)	234,100	1,601
Intel Corp. (Û)	1,530,100	34,167
International Business Machines Corp. (Û)	139,000	25,277
International Rectifier Corp. (Æ)	26,400	678
Intuit, Inc. (Æ)	231,709	10,821
IPG Photonics Corp. (Æ)	4,100	247
JDS Uniphase Corp. (Æ)	101,100	1,329
KLA-Tencor Corp.	28,000	1,115
Linear Technology Corp.	3,300	97
LSI Corp. (Æ)(Û)	1,382,212	10,173
Maxim Integrated Products, Inc.	183,000	4,202
Mentor Graphics Corp. (Æ)	151,389	1,730
Microchip Technology, Inc.	48,900	1,650
MICROS Systems, Inc. (Æ)	5,900	289
Microsoft Corp. (Û)	2,336,802	64,028
Motorola Mobility Holdings, Inc. (Æ)	273,238	6,115
Motorola Solutions, Inc.	435,884	19,567
NCR Corp. (Æ)	155,112	3,094
NetApp, Inc. (Æ)(Û)	129,870	6,171
Netlogic Microsystems, Inc. (Æ)	46,400	1,603
NetSuite, Inc. (Æ)	17,600	690
NeuStar, Inc. Class A (Æ)	5,100	133
NVIDIA Corp. (Æ)	361,800	5,004
ON Semiconductor Corp. (Æ)	181,700	1,579
Oracle Corp. (Û)	818,005	25,015
Polycom, Inc. (Æ)	78,800	2,130
Qualcomm, Inc.	59,100	3,237
Rackspace Hosting, Inc. (Æ)	44,500	1,780
Red Hat, Inc. (Æ)	91,863	3,866
Research In Motion, Ltd. (Æ)	98,600	2,465
Riverbed Technology, Inc. (Æ)	127,200	3,642
Rovi Corp. (Æ)	25,900	1,372
SAIC, Inc. (Æ)	202,600	3,248
Salesforce.com, Inc. (Æ)(Û)	40,070	5,799
SanDisk Corp. (Æ)	23,400	995
Skyworks Solutions, Inc. (Æ)	36,200	916
Solera Holdings, Inc.	10,900	609
Spansion, Inc. Class A (Æ)	35,870	652
Symantec Corp. (Æ)(Û)	481,100	9,170
Tech Data Corp. (Æ)	37,255	1,739
Tellabs, Inc.	316,647	1,311
Teradata Corp. (Æ)	16,000	879
Texas Instruments, Inc. (Û)	220,400	6,557
TIBCO Software, Inc. (Æ)	6,900	180
Varian Semiconductor Equipment Associates, Inc. (Æ)	4,700	285

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

VeriFone Systems, Inc. (Æ)	9,700	382
VeriSign, Inc.	40,400	1,261
Vishay Intertechnology, Inc. (Æ)	232,187	3,197
VMware, Inc. Class A (Æ)(Û)	30,000	3,010
Western Digital Corp. (Æ)	169,409	5,838
Xilinx, Inc.	2,900	93

		517,457

Utilities - 7.2%
AES Corp. (The) (Æ)	1,163,000	14,317
Alliant Energy Corp.	98,700	3,890
Ameren Corp.	48,600	1,401
American Electric Power Co., Inc. (Û)	189,800	6,996
American Water Works Co., Inc.	259,379	7,263
Aqua America, Inc.	28,000	592
AT&T, Inc. (Û)	991,400	29,008
Atmos Energy Corp.	10,200	341
Calpine Corp. (Æ)	17,300	281
CenterPoint Energy, Inc.	28,000	548
CenturyLink, Inc.	174,770	6,486
Chesapeake Energy Corp.	100,182	3,441
CMS Energy Corp.	74,200	1,420
Consolidated Edison, Inc.	21,700	1,141
Constellation Energy Group, Inc.	36,684	1,424
Dominion Resources, Inc.	31,400	1,521
DTE Energy Co.	48,400	2,412
Duke Energy Corp.	13,400	249
Edison International (Û)	188,400	7,172
Energen Corp.	4,842	285
Entergy Corp. (Û)	248,845	16,623
Exelon Corp. (Û)	157,201	6,928
FirstEnergy Corp.	41,847	1,868
Frontier Communications Corp.	105,400	789
Hawaiian Electric Industries, Inc.	5,600	131
Integrys Energy Group, Inc.	3,000	151
ITC Holdings Corp.	18,300	1,286
MDU Resources Group, Inc.	31,300	675
MetroPCS Communications, Inc. (Æ)	313,300	5,101
National Fuel Gas Co.	15,500	1,122
NextEra Energy, Inc. (Û)	156,200	8,630
NII Holdings, Inc. (Æ)	100,400	4,252
NiSource, Inc.	253,000	5,093
Northeast Utilities	59,200	2,013
NSTAR	35,200	1,560
NV Energy, Inc.	471,657	6,999
OGE Energy Corp.	33,500	1,676
Oneok, Inc.	33,900	2,468
Pepco Holdings, Inc.	76,900	1,437
PG&E Corp. (Û)	153,900	6,376
Pinnacle West Capital Corp.	72,655	3,077
Progress Energy, Inc. Class D	36,591	1,710
Public Service Enterprise Group, Inc. (Û)	182,485	5,976
Questar Corp.	125,469	2,312
SCANA Corp.	10,700	419
Sempra Energy	32,200	1,632
Southern Co.	26,700	1,056
Sprint Nextel Corp. (Æ)	380,300	1,609

	Principal Amount ($) or Shares	Market Value $
TECO Energy, Inc.	12,800	237
UGI Corp.	22,200	673
Vectren Corp.	16,000	423
Verizon Communications, Inc. (Û)	640,200	22,593
Westar Energy, Inc.	42,200	1,089
Windstream Corp.	85,400	1,043
Wisconsin Energy Corp.	85,905	2,633
Xcel Energy, Inc.	54,200	1,301

		213,149

Total Common Stocks (cost $2,858,214)		3,172,786

Short-Term Investments - 1.4%
Russell U.S. Cash Management Fund	42,551,093 (¥)	42,551

Total Short-Term Investments (cost $42,551)		42,551

Total Investments - 108.2% (identified cost $2,900,765)		3,215,337

Securities Sold Short - (8.4%)
Consumer Discretionary - (1.3%)
American Greetings Corp. Class A	(69,100)	(1,532)
BorgWarner, Inc. (Æ)	(4,700)	(374)
CarMax, Inc. (Æ)	(129,600)	(4,143)
Carnival Corp.	(83,400)	(2,777)
Carter’s, Inc. (Æ)	(79,600)	(2,667)
Cheesecake Factory, Inc. (The) (Æ)	(6,000)	(173)
Collective Brands, Inc. (Æ)	(111,700)	(1,316)
Cooper Tire & Rubber Co.	(70,100)	(1,182)
Dillard’s, Inc. Class A	(44,800)	(2,521)
DreamWorks Animation SKG, Inc. Class A (Æ)	(161,100)	(3,522)
Hillenbrand, Inc.	(81,000)	(1,773)
JOS A Bank Clothiers, Inc. (Æ)	(17,700)	(908)
KB Home	(292,900)	(2,487)
Live Nation Entertainment, Inc. (Æ)	(8,400)	(93)
MDC Holdings, Inc.	(85,500)	(1,933)
Meritor, Inc. (Æ)	(74,400)	(1,004)
New York Times Co. (The) Class A (Æ)	(191,400)	(1,642)
Pricesmart, Inc.	(43,000)	(2,516)
Thor Industries, Inc.	(110,027)	(2,721)
Toll Brothers, Inc. (Æ)	(116,100)	(2,317)
Urban Outfitters, Inc. (Æ)	(53,800)	(1,751)

		(39,352)

Consumer Staples - (0.2%)
Diamond Foods, Inc.	(4,900)	(351)
Pilgrim’s Pride Corp. (Æ)	(63,300)	(304)
Sanderson Farms, Inc.	(16,800)	(776)
Universal Corp.	(80,500)	(2,956)

		(4,387)

Energy - (1.1%)
Carrizo Oil & Gas, Inc. (Æ)	(14,800)	(568)
Cimarex Energy Co.	(33,700)	(2,970)

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cobalt International Energy, Inc. (Æ)	(361,227)	(4,450)
Continental Resources, Inc. (Æ)	(50,300)	(3,450)
El Paso Corp.	(157,700)	(3,241)
Forest Oil Corp. (Æ)	(88,900)	(2,311)
Gulfport Energy Corp. (Æ)	(18,900)	(689)
Patriot Coal Corp. (Æ)	(69,200)	(1,309)
Pioneer Natural Resources Co.	(39,800)	(3,701)
Range Resources Corp.	(75,100)	(4,894)
Ultra Petroleum Corp. (Æ)	(77,200)	(3,614)

		(31,197)

Financial Services - (1.0%)
CIT Group, Inc. (Æ)	(43,700)	(1,737)
Cullen/Frost Bankers, Inc.	(58,400)	(3,146)
DuPont Fabros Technology, Inc. (ö)	(37,100)	(946)
First Cash Financial Services, Inc. (Æ)	(32,691)	(1,414)
Hudson City Bancorp, Inc.	(375,700)	(3,099)
Iberiabank Corp.	(10,707)	(546)
Knight Capital Group, Inc. Class A (Æ)	(50,700)	(573)
MF Global Holdings, Ltd. (Æ)	(158,021)	(1,165)
MGIC Investment Corp. (Æ)	(242,698)	(966)
Ocwen Financial Corp. (Æ)	(186,400)	(2,403)
PartnerRe, Ltd. - ADR	(47,200)	(3,154)
Plum Creek Timber Co., Inc. (ö)	(71,800)	(2,744)
Redwood Trust, Inc. (ö)	(207,460)	(2,973)
RenaissanceRe Holdings, Ltd.	(30,000)	(2,088)
Weyerhaeuser Co. (ö)	(180,000)	(3,598)

		(30,552)

Health Care - (1.2%)
Acorda Therapeutics, Inc. (Æ)	(36,800)	(1,045)
Cerner Corp. (Æ)	(74,600)	(4,960)
Covance, Inc. (Æ)	(30,300)	(1,735)
Dendreon Corp. (Æ)	(16,200)	(598)
Dentsply International, Inc.	(50,200)	(1,902)
DexCom, Inc. (Æ)	(62,590)	(887)
Healthsouth Corp. (Æ)	(106,700)	(2,603)
Hospira, Inc. (Æ)	(36,600)	(1,871)
Human Genome Sciences, Inc. (Æ)	(165,100)	(3,469)
MWI Veterinary Supply, Inc. (Æ)	(5,052)	(450)
Neogen Corp. (Æ)	(39,504)	(1,634)
Opko Health, Inc. (Æ)	(15,300)	(67)
Parexel International Corp. (Æ)	(160,901)	(3,303)
Pharmasset, Inc. (Æ)	(25,600)	(3,107)
ResMed, Inc. (Æ)	(98,900)	(2,996)
Seattle Genetics, Inc. (Æ)	(153,762)	(2,619)
St. Jude Medical, Inc.	(35,600)	(1,655)
Theravance, Inc. (Æ)	(97,362)	(2,082)

		(36,983)

Materials and Processing - (0.9%)
AMCOL International Corp.	(30,500)	(935)
Cabot Microelectronics Corp. (Æ)	(52,577)	(2,034)
Calgon Carbon Corp. (Æ)	(70,300)	(1,047)
International Flavors & Fragrances, Inc.	(51,700)	(3,163)
Louisiana-Pacific Corp. (Æ)	(104,400)	(809)

	Principal Amount ($) or Shares	Market Value $
Martin Marietta Materials, Inc.	(32,100)	(2,428)
Masco Corp.	(127,500)	(1,345)
Royal Gold, Inc.	(52,900)	(3,391)
RTI International Metals, Inc. (Æ)	(37,200)	(1,193)
Stillwater Mining Co. (Æ)	(20,200)	(309)
Texas Industries, Inc.	(67,400)	(2,602)
USG Corp. (Æ)	(158,500)	(1,804)
Vulcan Materials Co.	(165,800)	(5,685)

		(26,745)

Producer Durables - (0.5%)
AMR Corp. (Æ)	(355,100)	(1,506)
Darling International, Inc. (Æ)	(52,600)	(888)
GrafTech International, Ltd. (Æ)	(117,600)	(2,265)
IHS, Inc. Class A (Æ)	(37,200)	(2,741)
JetBlue Airways Corp. (Æ)	(375,191)	(1,797)
PHH Corp. (Æ)	(131,400)	(2,465)
Robbins & Myers, Inc.	(38,200)	(1,843)
Terex Corp. (Æ)	(56,500)	(1,255)
United Rentals, Inc. (Æ)	(44,000)	(1,012)

		(15,772)

Technology - (1.9%)
Acacia Research - Acacia Technologies (Æ)	(30,300)	(1,300)
Amkor Technology, Inc. (Æ)	(142,492)	(760)
Bally Technologies, Inc. (Æ)	(40,000)	(1,577)
Cirrus Logic, Inc. (Æ)	(128,218)	(1,946)
Computer Sciences Corp.	(66,000)	(2,329)
Cree, Inc. (Æ)	(166,500)	(5,471)
Cymer, Inc. (Æ)	(15,200)	(669)
Electronic Arts, Inc. (Æ)	(186,500)	(4,150)
Equinix, Inc. (Æ)	(27,600)	(2,883)
Fortinet, Inc. (Æ)	(98,500)	(2,002)
Informatica Corp. (Æ)	(36,100)	(1,846)
Microchip Technology, Inc.	(115,700)	(3,905)
NIC, Inc.	(40,507)	(517)
Omnivision Technologies, Inc. (Æ)	(15,800)	(462)
Pegasystems, Inc.	(73,487)	(2,966)
Plexus Corp. (Æ)	(40,700)	(1,201)
Power Integrations, Inc.	(32,000)	(1,136)
Rackspace Hosting, Inc. (Æ)	(52,300)	(2,092)
Red Hat, Inc. (Æ)	(45,000)	(1,894)
RightNow Technologies, Inc. (Æ)	(26,720)	(907)
Rovi Corp. (Æ)	(31,000)	(1,642)
Salesforce.com, Inc. (Æ)	(28,100)	(4,066)
Scansource, Inc. (Æ)	(36,832)	(1,361)
Synchronoss Technologies, Inc. (Æ)	(34,200)	(1,000)
TriQuint Semiconductor, Inc. (Æ)	(113,500)	(854)
Viasat, Inc. (Æ)	(73,366)	(3,296)
VMware, Inc. Class A (Æ)	(41,100)	(4,124)

		(56,356)

Utilities - (0.3%)
Calpine Corp. (Æ)	(200,847)	(3,264)
Clearwire Corp. Class A (Æ)	(504,700)	(1,095)

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

Principal Amount ($) or Shares		Market Value $

j2 Global Communications, Inc. (Æ)	(20,800)	(556)
Oneok, Inc.	(52,300)	(3,807)

		(8,722)

Total Securities Sold Short (proceeds $254,651)		(250,066)

Other Assets and Liabilities, Net - 0.2%		5,408

Net Assets - 100.0%		2,970,679

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	113	USD	8,088	09/11	144
S&P 500 E Mini Index Futures (CME)	278	USD	17,909	09/11	(357)
S&P 500 Index Futures (CME)	48	USD	15,461	09/11	188
S&P Midcap 400 E Mini Index Futures (CME)	41	USD	3,861	09/11	(88)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(113)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$482,576	$—	$—	$482,576
Consumer Staples	276,901	—	—	276,901
Energy	384,274	—	—	384,274
Financial Services	482,744	—	—	482,744
Health Care	349,809	—	—	349,809
Materials and Processing	127,835	—	—	127,835
Producer Durables	338,041	—	—	338,041
Technology	517,457	—	—	517,457
Utilities	213,149	—	—	213,149
Short-Term Investments	—	42,551	—	42,551

Total Investments	3,172,786	42,551	—	3,215,337

Securities Sold Short*	(250,066)	—	—	(250,066)
Other Financial Instruments
Futures Contracts	(113)	—	—	(113)

Total Other Financial Instruments**	$(113)	$—	$—	$(113)

*	Refer to Schedule of Investments for detailed sector breakout.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.0%
Consumer Discretionary - 17.6%
Amazon.com, Inc. (Æ)	7,557	1,682
Apollo Group, Inc. Class A (Æ)	4,226	215
Bed Bath & Beyond, Inc. (Æ)	5,900	345
Coach, Inc.	5,900	381
Costco Wholesale Corp.	2,594	203
Diageo PLC - ADR	3,301	268
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	7,942	294
DIRECTV, Inc. Class A (Æ)	3,100	157
eBay, Inc. (Æ)	21,440	702
Estee Lauder Cos., Inc. (The) Class A	4,929	517
Ford Motor Co. (Æ)(Ñ)	31,600	386
Guess?, Inc.	3,355	128
Hanesbrands, Inc. (Æ)	6,800	207
Home Depot, Inc.	7,900	276
Johnson Controls, Inc.	19,069	705
Las Vegas Sands Corp. (Æ)	7,600	358
Limited Brands, Inc.	3,600	136
Lowe’s Cos., Inc.	14,910	322
McDonald’s Corp.	1,700	147
priceline.com, Inc. (Æ)	800	430
Royal Caribbean Cruises, Ltd. (Ñ)	9,500	291
Staples, Inc. (Ñ)	22,470	361
Starbucks Corp.	36,190	1,451
Starwood Hotels & Resorts Worldwide, Inc.	6,100	335
Tiffany & Co.	5,890	469
TJX Cos., Inc.	6,019	333
Walt Disney Co. (The)	7,058	272
Warnaco Group, Inc. (The) (Æ)(Ñ)	2,800	149
Yum! Brands, Inc.	12,810	677

		12,197

Consumer Staples - 6.3%
British American Tobacco PLC - ADR	4,225	386
Coca-Cola Co. (The)	21,750	1,479
Colgate-Palmolive Co.	4,900	414
Hershey Co. (The)	2,618	148
HJ Heinz Co.	7,100	374
Kellogg Co.	7,500	418
Kraft Foods, Inc. Class A	10,700	368
PepsiCo, Inc.	8,290	531
Whole Foods Market, Inc.	4,200	280

		4,398

Energy - 11.4%
Anadarko Petroleum Corp.	4,617	381
Apache Corp.	2,400	297
Cabot Oil & Gas Corp.	2,633	195
Chevron Corp.	4,100	426
Cobalt International Energy, Inc. (Æ)(Ñ)	12,356	152
Devon Energy Corp.	3,500	275
Dresser-Rand Group, Inc. (Æ)	7,600	406
Ensco PLC - ADR	3,600	192
Exxon Mobil Corp.	16,028	1,279
Halliburton Co.	12,600	690
National Oilwell Varco, Inc.	17,410	1,403

	Principal Amount ($) or Shares	Market Value $
Occidental Petroleum Corp.	5,600	550
Schlumberger, Ltd.	7,900	714
Southwestern Energy Co. (Æ)	8,200	365
Weatherford International, Ltd. (Æ)	25,277	554

		7,879

Financial Services - 6.6%
American Express Co.	7,800	390
Bank of America Corp.	28,800	280
Capital One Financial Corp. (Ñ)	3,147	151
Discover Financial Services	6,753	173
Goldman Sachs Group, Inc. (The)	2,336	315
Hartford Financial Services Group, Inc.	11,700	274
JPMorgan Chase & Co.	9,500	384
Lincoln National Corp.	9,300	247
Mastercard, Inc. Class A	1,300	394
MGIC Investment Corp. (Æ)(Ñ)	29,978	119
State Street Corp.	16,560	687
Visa, Inc. Class A	13,969	1,195

		4,609

Health Care - 11.0%
Allergan, Inc.	3,100	252
Celgene Corp. (Æ)	7,454	442
Cerner Corp. (Æ)(Ñ)	11,140	741
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	4,500	153
Dentsply International, Inc.	12,610	478
Gilead Sciences, Inc. (Æ)	14,714	623
Illumina, Inc. (Æ)	2,400	150
Intuitive Surgical, Inc. (Æ)	970	388
Medco Health Solutions, Inc. (Æ)	3,477	219
Mylan, Inc. (Æ)	21,510	490
Myriad Genetics, Inc. (Æ)	7,099	151
Novo Nordisk A/S - ADR	4,160	508
NuVasive, Inc. (Æ)(Ñ)	4,219	121
Pfizer, Inc.	30,500	587
Stryker Corp.	11,740	638
Thermo Fisher Scientific, Inc. (Æ)	4,434	266
UnitedHealth Group, Inc.	5,600	278
Valeant Pharmaceuticals International, Inc. (Ñ)	1,900	105
Warner Chilcott PLC Class A	19,800	416
Watson Pharmaceuticals, Inc. Class B (Æ)	4,700	315
WellPoint, Inc.	4,359	294

		7,615

Materials and Processing - 6.2%
Dow Chemical Co. (The)	6,914	241
Ecolab, Inc.	6,690	334
EI du Pont de Nemours & Co.	11,300	581
Fastenal Co. (Ñ)	19,540	658
Freeport-McMoRan Copper & Gold, Inc.	7,834	415
Monsanto Co.	15,070	1,107
Mosaic Co. (The)	4,665	330
Potash Corp. of Saskatchewan, Inc.	11,100	642

		4,308

Russell U.S. Growth Fund	17

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 12.6%
Accenture PLC Class A	4,400	260
Agilent Technologies, Inc. (Æ)	5,800	245
Automatic Data Processing, Inc.	13,010	670
Burberry Group PLC (Æ)	5,940	288
Caterpillar, Inc.	7,000	692
Cummins, Inc.	1,100	115
Danaher Corp.	7,600	373
Danone - ADR	32,050	458
Deere & Co.	4,700	369
FedEx Corp.	12,305	1,069
Fluor Corp.	4,061	258
General Dynamics Corp.	6,571	448
Goodrich Corp.	1,898	181
Honeywell International, Inc.	6,900	366
Moody’s Corp. (Ñ)	3,800	135
Pentair, Inc. (Ñ)	14,049	517
Robert Half International, Inc.	9,030	247
Rockwell Automation, Inc.	7,470	536
Terex Corp. (Æ)	8,546	190
Textron, Inc. (Ñ)	10,909	252
United Continental Holdings, Inc. (Æ)(Ñ)	17,300	314
United Parcel Service, Inc. Class B	5,800	402
Western Union Co. (The)	17,746	344

		8,729

Technology - 22.1%
Acme Packet, Inc. (Æ)(Ñ)	4,380	258
Advanced Micro Devices, Inc. (Æ)(Ñ)	35,200	258
Altera Corp.	9,700	397
Apple, Inc. (Æ)	9,575	3,739
Avago Technologies, Ltd.	10,900	367
Baidu, Inc. - ADR (Æ)	3,590	564
Broadcom Corp. Class A	11,949	443
Citrix Systems, Inc. (Æ)	6,100	439
Cognizant Technology Solutions Corp. Class A (Æ)	4,167	291
Electronic Arts, Inc. (Æ)	20,800	463
EMC Corp. (Æ)	15,200	396
Google, Inc. Class A (Æ)	2,030	1,225
International Business Machines Corp.	4,600	836
Juniper Networks, Inc. (Æ)(Ñ)	18,530	433
Maxim Integrated Products, Inc.	16,600	381
NetApp, Inc. (Æ)	5,700	271
OpenTable, Inc. (Æ)	2,273	161
Oracle Corp.	48,177	1,473
Qualcomm, Inc.	27,986	1,533
Red Hat, Inc. (Æ)	11,420	481
Riverbed Technology, Inc. (Æ)	2,300	66
Salesforce.com, Inc. (Æ)	1,900	275
SanDisk Corp. (Æ)	2,884	123
Texas Instruments, Inc.	13,800	411

		15,284

	Principal Amount ($) or Shares		Market Value $
Utilities - 0.2%
MetroPCS Communications, Inc. (Æ)	7,200		117

Total Common Stocks (cost $52,920)			65,136

Preferred Stocks - 0.7%
Consumer Staples - 0.7%
Cia de Bebidas das Americas - ADR	17,140		515

Total Preferred Stocks (cost $535)			515

Total Preferred Stocks

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund	2,258,273	(¥)	2,258

Total Short-Term Investments (cost $2,258)			2,258

Other Securities - 3.3%
Russell Investment Company Liquidating Trust (×)	224,204	(¥)	373
Russell U.S. Cash Collateral Fund (×)	1,935,051	(¥)	1,935

Total Other Securities (cost $2,159)			2,308

Total Investments - 101.3% (identified cost $57,872)			70,217

Other Assets and Liabilities, Net - (1.3%)			(929)

Net Assets - 100.0%			69,288

See accompanying notes which are an integral part of this quarterly report.

18	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	54	USD	3,479	09/11	(103)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(103)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,197	$—	$—	$12,197
Consumer Staples	4,398	—	—	4,398
Energy	7,879	—	—	7,879
Financial Services	4,609	—	—	4,609
Health Care	7,615	—	—	7,615
Materials and Processing	4,308	—	—	4,308
Producer Durables	8,729	—	—	8,729
Technology	15,284	—	—	15,284
Utilities	117	—	—	117
Preferred Stocks	515	—	—	515
Short-Term Investments	—	2,258	—	2,258
Other Securities	—	2,308	—	2,308

Total Investments	65,651	4,566	—	70,217

Other Financial Instruments
Futures Contracts	(103)	—	—	(103)

Total Other Financial Instruments*	$(103)	$—	$—	$(103)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.9%
Consumer Discretionary - 10.6%
American Eagle Outfitters, Inc. (Ñ)	35,900	472
Avon Products, Inc.	19,000	498
CBS Corp. Class B	5,200	142
Charter Communications, Inc. Class A (Æ)	1,900	103
Comcast Corp. Class A	3,300	79
DeVry, Inc.	1,800	112
DISH Network Corp. Class A (Æ)	16,800	498
Express, Inc.	1,800	40
Foot Locker, Inc.	5,800	126
Ford Motor Co. (Æ)	6,400	78
Gap, Inc. (The) (Ñ)	63,900	1,233
Harman International Industries, Inc.	400	17
Hertz Global Holdings, Inc. (Æ)	30,300	426
ITT Educational Services, Inc. (Æ)(Ñ)	1,400	120
Kohl’s Corp.	8,300	454
Koninklijke Philips Electronics NV	13,500	334
Lear Corp.	10,250	502
Lowe’s Cos., Inc.	33,800	730
Macy’s, Inc.	40,150	1,159
Polaris Industries, Inc.	1,600	190
PVH Corp.	1,500	107
Signet Jewelers, Ltd. (Æ)	2,700	116
Target Corp.	9,200	474
TE Connectivity, Ltd.	4,800	165
Time Warner Cable, Inc.	9,100	667
TRW Automotive Holdings Corp. (Æ)(Ñ)	3,800	192
Tupperware Brands Corp. (Ñ)	500	31
Viacom, Inc. Class A	5,700	276
Wal-Mart Stores, Inc.	19,295	1,017
Wyndham Worldwide Corp. (Ñ)	2,100	73

		10,431

Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	8,000	243
Clorox Co.	3,700	265
Coca-Cola Enterprises, Inc.	11,100	312
ConAgra Foods, Inc.	11,600	297
CVS Caremark Corp.	15,100	549
Dr Pepper Snapple Group, Inc. (Ñ)	12,100	457
General Mills, Inc.	15,600	583
Herbalife, Ltd.	3,100	173
Kimberly-Clark Corp.	5,400	353
PepsiCo, Inc.	6,100	390
Procter & Gamble Co. (The)	8,000	492
Safeway, Inc. (Ñ)	56,600	1,141
Sysco Corp.	6,500	199
Tyson Foods, Inc. Class A (Ñ)	25,400	446
Walgreen Co.	7,400	289

		6,189

Energy - 10.2%
Anadarko Petroleum Corp.	2,825	233
Apache Corp.	1,275	158
Chevron Corp.	34,450	3,583
Complete Production Services, Inc. (Æ)(Ñ)	3,400	132

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips	10,195	734
CVR Energy, Inc. (Æ)(Ñ)	1,200	32
Denbury Resources, Inc. (Æ)	7,900	153
Devon Energy Corp.	9,100	716
Exxon Mobil Corp.	6,100	487
Halliburton Co.	600	33
Marathon Oil Corp.	22,950	711
Marathon Petroleum Corp. Class W (Æ)	18,100	793
National Oilwell Varco, Inc.	3,575	288
Occidental Petroleum Corp.	2,200	216
Royal Dutch Shell PLC - ADR	4,100	301
SEACOR Holdings, Inc.	700	70
Statoil ASA - ADR (Ñ)	19,300	474
Total SA - ADR	5,200	281
Valero Energy Corp.	21,500	540
Walter Energy, Inc. Class A	700	86

		10,021

Financial Services - 26.8%
Aflac, Inc.	2,100	97
Allied World Assurance Co. Holdings, Ltd.	600	33
Allstate Corp. (The)	41,100	1,139
American Capital, Ltd. (Æ)	15,100	146
American Financial Group, Inc.	5,500	187
American International Group, Inc. (Æ)	2,900	83
Annaly Capital Management, Inc. (ö)	7,500	126
Assurant, Inc.	6,400	228
Assured Guaranty, Ltd. (Ñ)	4,400	62
Bank of America Corp.	95,350	926
Bank of New York Mellon Corp. (The)	56,500	1,419
BB&T Corp.	22,300	573
Capital One Financial Corp.	11,400	545
CBL & Associates Properties, Inc. (Ñ)(ö)	3,400	60
Citigroup, Inc.	7,880	302
CommonWealth REIT (ö)	1,800	42
Developers Diversified Realty Corp. (ö)	3,200	47
Discover Financial Services	28,900	740
Duke Realty Corp. (Ñ)(ö)	11,300	159
Equity Lifestyle Properties, Inc. (ö)	1,000	65
Federated Investors, Inc. Class B (Ñ)	11,600	248
Fifth Third Bancorp	17,375	220
Genworth Financial, Inc. Class A (Æ)(Ñ)	71,600	596
Global Payments, Inc.	3,500	166
Goldman Sachs Group, Inc. (The)	11,100	1,498
Hartford Financial Services Group, Inc. (Ñ)	42,350	992
Hospitality Properties Trust (ö)	3,300	83
Hudson City Bancorp, Inc.	18,600	153
Huntington Bancshares, Inc.	12,200	74
JPMorgan Chase & Co.	81,275	3,288
KeyCorp	59,100	475
Lincoln National Corp.	3,700	98
Marsh & McLennan Cos., Inc.	6,200	183
Mastercard, Inc. Class A	300	91
Mercury General Corp.	6,500	241
MetLife, Inc.	26,775	1,103
Morgan Stanley	18,200	405
Northern Trust Corp.	10,500	471

20	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

People’s United Financial, Inc. (Ñ)	16,700	212
PNC Financial Services Group, Inc.	27,200	1,477
Protective Life Corp.	2,600	55
Prudential Financial, Inc.	11,200	657
Public Storage (Ñ)(ö)	2,100	251
Rayonier, Inc. (Ñ)(ö)	3,900	251
Simon Property Group, Inc. (ö)	3,600	434
SL Green Realty Corp. (ö)	900	74
SLM Corp.	6,900	108
SunTrust Banks, Inc.	17,800	436
Travelers Cos., Inc. (The) (Ñ)	7,600	419
US Bancorp	49,000	1,277
Valley National Bancorp (Ñ)	19,408	255
Visa, Inc. Class A	9,500	813
Wells Fargo & Co.	65,800	1,838
XL Group PLC Class A	26,950	553

		26,474

Health Care - 13.3%
Abbott Laboratories	26,200	1,345
AmerisourceBergen Corp. Class A	1,900	73
Amgen, Inc.	17,700	968
Baxter International, Inc.	7,800	454
Biogen Idec, Inc. (Æ)	2,450	250
Bristol-Myers Squibb Co.	6,500	186
CareFusion Corp. (Æ)	7,000	185
Cigna Corp.	2,300	114
Community Health Systems, Inc. (Æ)	20,600	532
Covidien PLC	1,900	96
HCA Holdings, Inc. (Æ)	3,300	88
Humana, Inc.	6,900	515
Johnson & Johnson	7,400	479
McKesson Corp.	7,725	627
Medtronic, Inc.	28,650	1,033
Merck & Co., Inc.	20,800	710
PerkinElmer, Inc.	2,600	64
Pfizer, Inc.	127,050	2,444
Teleflex, Inc. (Ñ)	3,700	223
Teva Pharmaceutical Industries, Ltd. - ADR	22,105	1,031
UnitedHealth Group, Inc.	26,400	1,310
WellCare Health Plans, Inc. (Æ)	1,000	44
WellPoint, Inc.	1,200	81
Zimmer Holdings, Inc. (Æ)	3,600	216

		13,068

Materials and Processing - 5.2%
Agrium, Inc.	1,700	149
Alcoa, Inc. (Ñ)	53,200	784
Bemis Co., Inc.	9,400	297
CF Industries Holdings, Inc.	3,300	513
Cliffs Natural Resources, Inc.	1,800	162
Domtar Corp.	4,150	332
EI du Pont de Nemours & Co.	2,500	129
Freeport-McMoRan Copper & Gold, Inc.	5,200	275
Huntsman Corp.	24,300	464
Mosaic Co. (The)	1,500	106
Nucor Corp.	15,100	587

	Principal Amount ($) or Shares	Market Value $
Sealed Air Corp.	21,100	454
Solutia, Inc. (Æ)	1,500	32
Steel Dynamics, Inc.	18,400	287
Timken Co.	3,250	142
Vulcan Materials Co. (Ñ)	12,700	435

		5,148

Producer Durables - 7.8%
Accenture PLC Class A	2,200	130
Boeing Co. (The)	4,550	321
Caterpillar, Inc.	2,500	247
CSX Corp.	4,200	103
Cummins, Inc.	850	89
Delta Air Lines, Inc. (Æ)	23,900	189
Eaton Corp.	4,050	194
FedEx Corp.	500	44
Fluor Corp.	1,700	108
General Dynamics Corp.	4,000	273
General Electric Co.	87,000	1,558
Harsco Corp.	10,800	296
Illinois Tool Works, Inc.	4,100	204
KBR, Inc.	3,500	125
Lockheed Martin Corp.	5,000	379
Navistar International Corp. (Æ)	4,400	226
Norfolk Southern Corp.	1,100	83
Pitney Bowes, Inc.	16,600	358
Raytheon Co.	13,600	608
Republic Services, Inc. Class A	14,100	409
RR Donnelley & Sons Co.	14,100	265
Spirit Aerosystems Holdings, Inc. Class A (Æ)	12,000	246
Tidewater, Inc. (Ñ)	6,500	353
Tyco International, Ltd.	11,600	514
Union Pacific Corp.	900	92
Waste Management, Inc. (Ñ)	7,600	239
Xerox Corp.	8,700	81

		7,734

Technology - 7.8%
Activision Blizzard, Inc.	21,000	249
Alcatel-Lucent - ADR (Æ)	27,100	110
Amdocs, Ltd. (Æ)	600	19
Apple, Inc. (Æ)	610	238
Applied Materials, Inc.	77,425	954
Atmel Corp. (Æ)	20,100	243
Computer Sciences Corp.	5,750	203
Dell, Inc. (Æ)	45,600	741
Diebold, Inc. (Ñ)	6,200	187
EMC Corp. (Æ)	10,200	266
GT Solar International, Inc. (Æ)	6,200	85
Harris Corp.	5,500	219
Hewlett-Packard Co.	1,000	35
Intel Corp.	19,200	429
International Business Machines Corp.	700	127
Jabil Circuit, Inc. (Ñ)	12,300	225
Linear Technology Corp.	12,600	369
Microsoft Corp.	65,950	1,807
Oracle Corp.	1,600	49

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

SanDisk Corp. (Æ)	800		34
Symantec Corp. (Æ)	22,400		427
Texas Instruments, Inc.	17,750		528
Vishay Intertechnology, Inc. (Æ)(Ñ)	1,200		17
Western Digital Corp. (Æ)	4,600		158

			7,719

Utilities - 7.9%
AES Corp. (The) (Æ)	41,300		508
Alliant Energy Corp.	2,800		110
Ameren Corp.	2,800		81
American Electric Power Co., Inc.	8,000		295
American Water Works Co., Inc.	12,250		343
AT&T, Inc.	61,200		1,791
Atmos Energy Corp.	500		17
Chesapeake Energy Corp.	8,750		300
DTE Energy Co.	5,800		289
Encana Corp.	8,400		246
Energen Corp.	2,200		129
Exelon Corp.	5,300		234
FirstEnergy Corp.	5,000		223
Frontier Communications Corp. (Ñ)	36,500		273
Great Plains Energy, Inc.	12,200		246
MDU Resources Group, Inc.	12,600		272
MetroPCS Communications, Inc. (Æ)	4,400		72
NextEra Energy, Inc.	7,200		398
NiSource, Inc. (Ñ)	3,900		78
NV Energy, Inc.	12,200		181
Pepco Holdings, Inc.	13,300		248
PPL Corp.	6,200		173
TECO Energy, Inc. (Ñ)	7,100		132
UGI Corp.	5,800		176
Veolia Environnement SA - ADR	8,300		186
Verizon Communications, Inc.	21,500		759

			7,760

Total Common Stocks (cost $88,163)			94,544

Short-Term Investments - 3.7%
Russell U.S. Cash Management Fund	3,611,439	(¥)	3,611

Total Short-Term Investments (cost $3,611)			3,611

Other Securities - 3.1%
Russell Investment Company Liquidating Trust (×)	287,656	(¥)	402
Russell U.S. Cash Collateral Fund (×)	2,696,424	(¥)	2,697

Total Other Securities (cost $2,984)			3,099

Total Investments - 102.7% (identified cost $94,758)			101,254

Other Assets and Liabilities, Net - (2.7%)			(2,636)

Net Assets - 100.0%			98,618

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	61	USD	3,930	09/11	(143)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(143)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$10,431	$—	$—	$10,431
Consumer Staples	6,189	—	—	6,189
Energy	10,021	—	—	10,021
Financial Services	26,474	—	—	26,474
Health Care	13,068	—	—	13,068
Materials and Processing	5,148	—	—	5,148
Producer Durables	7,734	—	—	7,734
Technology	7,719	—	—	7,719
Utilities	7,760	—	—	7,760
Short-Term Investments	—	3,611	—	3,611
Other Securities	—	3,099	—	3,099

Total Investments	94,544	6,710	—	101,254

Other Financial Instruments
Futures Contracts	(143)	—	—	(143)

Total Other Financial Instruments*	$(143)	$—	$—	$(143)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.5%
Consumer Discretionary - 11.6%
Abercrombie & Fitch Co. Class A	25,120	1,837
Amerco, Inc. (Æ)	31,521	2,841
Ascena Retail Group, Inc. (Æ)	50,774	1,641
Bankrate, Inc. (Æ)(Ñ)	116,941	2,139
Bebe Stores, Inc.	340,495	2,523
Big 5 Sporting Goods Corp.	3,300	27
BJ’s Restaurants, Inc. (Æ)	52,560	2,437
BJ’s Wholesale Club, Inc. (Æ)	37,600	1,893
BorgWarner, Inc. (Æ)	34,561	2,752
Callaway Golf Co.	310,797	1,974
Cato Corp. (The) Class A	123,100	3,425
Charming Shoppes, Inc. (Æ)	161,000	660
Chico’s FAS, Inc.	38,200	576
Chipotle Mexican Grill, Inc. Class A (Æ)	10,971	3,561
Choice Hotels International, Inc.	19,908	607
Christopher & Banks Corp.	402,009	2,533
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	25,300	297
Columbia Sportswear Co.	3,000	172
Cooper Tire & Rubber Co.	99,600	1,679
CROCS, Inc. (Æ)	156,039	4,889
Dick’s Sporting Goods, Inc. (Æ)	70,587	2,612
Dollar Tree, Inc. (Æ)	54,800	3,629
Dorman Products, Inc. (Æ)	16,900	604
Dunkin’ Brands Group, Inc. (Æ)	3,197	92
Federal-Mogul Corp. (Æ)	21,918	420
Finish Line, Inc. (The) Class A	118,593	2,526
Flextronics International, Ltd. (Æ)	147,065	949
Foot Locker, Inc.	207,800	4,515
Fossil, Inc. (Æ)	37,200	4,675
Fred’s, Inc. Class A	174,073	2,294
Gentex Corp.	337,059	9,552
Harman International Industries, Inc.	59,500	2,475
Hillenbrand, Inc.	151,143	3,309
HOT Topic, Inc.	131,952	986
Hyatt Hotels Corp. Class A (Æ)	11,000	427
Interpublic Group of Cos., Inc. (The)	80,602	791
Jack in the Box, Inc. (Æ)	104,200	2,367
Jones Group, Inc. (The)	406,460	5,260
Kenneth Cole Productions, Inc. Class A (Æ)	151,508	1,933
Knology, Inc. (Æ)	12,400	170
Leapfrog Enterprises, Inc. Class A (Æ)	51,960	203
Lear Corp.	8,800	431
LIN TV Corp. Class A (Æ)	25,700	105
LKQ Corp. (Æ)	229,092	5,629
Lululemon Athletica, Inc. (Æ)	49,242	2,981
Matthews International Corp. Class A	45,928	1,662
MDC Holdings, Inc.	128,869	2,914
Meredith Corp. (Ñ)	237,445	7,088
Movado Group, Inc.	19,434	314
Multimedia Games Holding Co., Inc. (Æ)	1,800	8
New York & Co., Inc. (Æ)	24,901	136
Newell Rubbermaid, Inc.	10,000	155
NVR, Inc. (Æ)	2,270	1,544

	Principal Amount ($) or Shares	Market Value $
Oxford Industries, Inc.	67,080	2,628
Panera Bread Co. Class A (Æ)	30,271	3,491
Papa John’s International, Inc. (Æ)	44,800	1,398
Perry Ellis International, Inc. (Æ)	10,800	252
Pool Corp.	57,587	1,540
Quiksilver, Inc. (Æ)	129,600	682
RadioShack Corp.	198,340	2,761
Regis Corp.	163,250	2,424
Rick’s Cabaret International, Inc. (Æ)	10,500	86
Ross Stores, Inc.	47,100	3,569
Ruby Tuesday, Inc. (Æ)	96,705	879
Rue21, Inc. (Æ)(Ñ)	51,520	1,693
Select Comfort Corp. (Æ)	7,900	133
Sinclair Broadcast Group, Inc. Class A	50,500	500
Snap-On, Inc.	49,100	2,792
Sotheby’s Class A	22,339	946
Standard Motor Products, Inc.	126,500	1,796
Steven Madden, Ltd. (Æ)	114,901	4,378
Stewart Enterprises, Inc. Class A	193,920	1,348
Superior Industries International, Inc.	121,595	2,461
Tempur-Pedic International, Inc. (Æ)	28,032	2,019
Texas Roadhouse, Inc. Class A	160,770	2,656
TRW Automotive Holdings Corp. (Æ)	38,400	1,938
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	22,936	1,446
ValueClick, Inc. (Æ)	202,700	3,661
WABCO Holdings, Inc. (Æ)	59,691	3,764
WENDYS CO	776,530	4,092
Williams-Sonoma, Inc.	148,440	5,495
WMS Industries, Inc. (Æ)	2,777	77
Wolverine World Wide, Inc.	153,994	5,832
Wyndham Worldwide Corp.	38,000	1,314
XO Group, Inc. (Æ)	8,300	78

		179,348

Consumer Staples - 2.4%
Andersons, Inc. (The)	33,928	1,395
Casey’s General Stores, Inc.	78,800	3,546
Chiquita Brands International, Inc. (Æ)	102,900	1,218
Church & Dwight Co., Inc.	34,400	1,388
Constellation Brands, Inc. Class A (Æ)	116,700	2,379
Corn Products International, Inc.	106,400	5,415
Dean Foods Co. (Æ)	167,800	1,849
Flowers Foods, Inc.	127,500	2,795
Fresh Del Monte Produce, Inc.	24,200	593
Imperial Sugar Co.	29,400	678
Nash Finch Co.	7,398	265
Omega Protein Corp. (Æ)	10,200	124
Pantry, Inc. (The) (Æ)	12,500	223
Sanderson Farms, Inc. (Ñ)	67,175	3,105
Smart Balance, Inc. (Æ)	34,100	162
Snyders-Lance, Inc.	65,739	1,342
Spartan Stores, Inc.	18,400	325
SUPERVALU, Inc.	116,800	1,004
Susser Holdings Corp. (Æ)	1,000	16
TreeHouse Foods, Inc. (Æ)(Ñ)	176,700	9,125

		36,947

24	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energy - 6.2%
Alon USA Energy, Inc.	17,200	209
Alpha Natural Resources, Inc. (Æ)	35,281	1,507
Approach Resources, Inc. (Æ)	219,600	5,701
Arch Coal, Inc.	27,900	714
Atwood Oceanics, Inc. (Æ)	51,200	2,391
Berry Petroleum Co. Class A	26,719	1,532
Cabot Oil & Gas Corp.	16,438	1,218
Cloud Peak Energy, Inc. (Æ)	66,000	1,472
Complete Production Services, Inc. (Æ)	180,385	7,013
Comstock Resources, Inc. (Æ)	66,045	2,107
Core Laboratories NV	32,951	3,581
Dresser-Rand Group, Inc. (Æ)	21,400	1,143
Exterran Holdings, Inc. (Æ)	78,921	1,459
Global Industries, Ltd. (Æ)	531,989	2,729
Gulf Island Fabrication, Inc.	8,000	277
Helmerich & Payne, Inc.	94,683	6,538
Holly Frontier Corp.	37,761	2,847
Lufkin Industries, Inc.	46,440	3,784
Mitcham Industries, Inc. (Æ)	14,777	268
Newfield Exploration Co. (Æ)	60,420	4,074
Newpark Resources, Inc. (Æ)	108,692	1,010
Northern Oil and Gas, Inc. (Æ)(Ñ)	137,700	3,049
Oceaneering International, Inc.	14,300	618
Oil States International, Inc. (Æ)	17,200	1,388
Patterson-UTI Energy, Inc.	211,375	6,876
Penn Virginia Corp.	254,760	3,342
Precision Drilling Corp. (Æ)	121,141	2,087
Rosetta Resources, Inc. (Æ)	78,700	4,074
Rowan Cos., Inc. (Æ)	77,355	3,030
SEACOR Holdings, Inc.	24,400	2,449
SM Energy Co.	22,600	1,703
Sunoco, Inc.	8,418	342
Superior Energy Services, Inc. (Æ)	117,420	4,872
Tesoro Corp. (Æ)	86,800	2,108
Tetra Technologies, Inc. (Æ)	112,175	1,444
Unit Corp. (Æ)	73,308	4,399
Western Refining, Inc. (Æ)(Ñ)	37,300	762
Willbros Group, Inc. (Æ)	93,634	861

		94,978

Financial Services - 17.5%
Affiliated Managers Group, Inc. (Æ)	61,338	6,399
Allied World Assurance Co. Holdings, Ltd.	16,000	871
American Assets Trust, Inc. (ö)	137,180	3,017
American Campus Communities, Inc. (ö)	61,900	2,304
American Capital Agency Corp. (ö)	137,000	3,825
American Equity Investment Life Holding Co.	268,300	3,185
American Financial Group, Inc.	51,000	1,733
Ameriprise Financial, Inc.	25,894	1,401
Anworth Mortgage Asset Corp. (ö)	265,400	1,839
Apartment Investment & Management Co. Class A (ö)	5,000	137
Apollo Commercial Real Estate Finance, Inc. (Ñ)(ö)	23,735	369
Arch Capital Group, Ltd. (Æ)	18,500	625

	Principal Amount ($) or Shares	Market Value $
Ares Capital Corp.	135,089	2,180
Argo Group International Holdings, Ltd.	63,800	1,876
Arthur J Gallagher & Co.	30,200	849
Artio Global Investors, Inc. Class A	47,710	525
Ashford Hospitality Trust, Inc. (ö)	8,940	97
Assurant, Inc.	62,000	2,208
Astoria Financial Corp.	177,350	2,066
Axis Capital Holdings, Ltd.	66,600	2,123
Bancfirst Corp.	2,493	95
Banco Latinoamericano de Comercio Exterior SA Class E	15,130	268
Bank of Hawaii Corp.	28,600	1,282
Bank of the Ozarks, Inc.	65,200	3,387
Banner Corp.	8,600	159
BioMed Realty Trust, Inc. (ö)	270,538	5,308
BOK Financial Corp.	6,000	327
Boston Private Financial Holdings, Inc.	374,785	2,597
Brandywine Realty Trust (ö)	228,050	2,734
BRE Properties, Inc. Class A (ö)	8,200	430
Brookline Bancorp, Inc.	259,687	2,220
Brown & Brown, Inc.	28,200	615
Bryn Mawr Bank Corp.	4,000	81
Camden Property Trust (ö)	30,709	2,060
Capitol Federal Financial, Inc.	315,156	3,605
CapLease, Inc. (ö)	55,578	247
Cardinal Financial Corp.	6,100	65
Center Financial Corp. (Æ)	15,300	94
Chemical Financial Corp.	3,500	66
Chesapeake Lodging Trust (ö)	270,081	4,456
City National Corp.	37,200	1,997
Cogdell Spencer, Inc. (ö)	29,260	174
Colonial Properties Trust (ö)	91,563	1,973
CommonWealth REIT (ö)	64,900	1,533
Community Bank System, Inc.	31,399	790
Community Trust Bancorp, Inc.	8,000	217
Cousins Properties, Inc. (ö)	20,390	174
Delphi Financial Group, Inc. Class A	52,100	1,403
DiamondRock Hospitality Co. (ö)	319,381	3,264
Dime Community Bancshares, Inc.	76,010	1,068
Dollar Financial Corp. (Æ)	34,156	738
Duff & Phelps Corp. Class A	146,685	1,671
DuPont Fabros Technology, Inc. (Ñ)(ö)	82,200	2,095
Dynex Capital, Inc. (ö)	263,818	2,401
East West Bancorp, Inc.	268,380	4,981
Education Realty Trust, Inc. (ö)	60,800	534
Endurance Specialty Holdings, Ltd.	43,200	1,760
Everest Re Group, Ltd.	22,700	1,864
Excel Trust, Inc. (ö)	53,560	614
Extra Space Storage, Inc. (ö)	38,500	819
Ezcorp, Inc. Class A (Æ)	120,718	4,018
Fair Isaac Corp.	54,100	1,610
FBL Financial Group, Inc. Class A	5,511	174
First Financial Bankshares, Inc. (Ñ)	69,250	2,232
First Interstate Bancsystem, Inc. Class A	6,000	80
Flagstone Reinsurance Holdings SA	506,640	4,514
FNB Corp.	161,700	1,617
Forestar Group, Inc. (Æ)	129,259	2,107

Russell U.S. Small & Mid Cap Fund	25

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Franklin Street Properties Corp. (Ñ)(ö)	177,985	2,244
Fulton Financial Corp.	161,300	1,637
Glacier Bancorp, Inc.	73,944	972
Gladstone Capital Corp.	12,671	114
Greenhill & Co., Inc. (Ñ)	97,030	4,273
Hanmi Financial Corp. (Æ)(Ñ)	156,900	166
Hanover Insurance Group, Inc. (The)	20,000	724
Harleysville Group, Inc.	28,400	858
Hatteras Financial Corp. (ö)	50,400	1,352
HCC Insurance Holdings, Inc.	52,600	1,585
Healthcare Realty Trust, Inc. (ö)	247,350	4,848
Hercules Technology Growth Capital, Inc.	223,940	2,105
Home Bancshares, Inc.	9,350	220
Home Properties, Inc. (ö)	33,700	2,208
Horace Mann Educators Corp.	37,600	547
Hospitality Properties Trust (ö)	175,955	4,443
Hudson Valley Holding Corp.	1,900	41
Iberiabank Corp.	61,830	3,152
Inland Real Estate Corp. (ö)	62,300	550
Interactive Brokers Group, Inc. Class A	84,300	1,276
Invesco Mortgage Capital, Inc. (ö)	163,600	3,203
Investment Technology Group, Inc. (Æ)	84,800	1,032
Jones Lang LaSalle, Inc.	41,000	3,490
KBW, Inc.	116,090	1,985
KeyCorp	184,955	1,487
Kite Realty Group Trust (ö)	24,900	113
Knight Capital Group, Inc. Class A (Æ)	176,335	1,994
Kohlberg Capital Corp. (Ñ)	11,517	82
Lakeland Financial Corp.	1,900	43
LaSalle Hotel Properties (ö)	162,714	4,070
Lazard, Ltd. Class A	95,790	3,219
Liberty Property Trust (ö)	41,400	1,406
LPL Investment Holdings, Inc. (Æ)	1,400	46
LTC Properties, Inc. (ö)	25,202	684
Mack-Cali Realty Corp. (ö)	63,100	2,099
MCG Capital Corp.	51,200	285
Meadowbrook Insurance Group, Inc.	40,900	384
Medical Properties Trust, Inc. (ö)	171,540	2,017
MFA Financial, Inc. (ö)	257,000	1,925
Mid-America Apartment Communities, Inc. (ö)	30,800	2,180
Mission West Properties, Inc. (ö)	9,283	75
Montpelier Re Holdings, Ltd.	26,200	452
NBT Bancorp, Inc.	6,700	148
Nelnet, Inc. Class A	65,900	1,329
Old National Bancorp	101,416	1,034
OneBeacon Insurance Group, Ltd. Class A	6,153	78
Oritani Financial Corp.	84,180	1,089
Parkway Properties, Inc. (ö)	15,200	268
PennantPark Investment Corp. (Ñ)	221,710	2,355
PennyMac Mortgage Investment Trust (ö)	64,300	1,029
Pinnacle Financial Partners, Inc. (Æ)	210,620	3,212
Piper Jaffray Cos. (Æ)	67,724	1,997
Portfolio Recovery Associates, Inc. (Æ)	28,419	2,300
Potlatch Corp. (ö)	10,400	346
Primerica, Inc.	5,900	128
PrivateBancorp, Inc. Class A	155,927	1,838
Prosperity Bancshares, Inc.	116,123	4,823
Protective Life Corp.	70,671	1,503

	Principal Amount ($) or Shares	Market Value $
Provident Financial Services, Inc.	62,977	873
PS Business Parks, Inc. (ö)	58,100	3,301
Raymond James Financial, Inc.	72,186	2,293
Realty Income Corp. (Ñ)(ö)	22,600	734
Reinsurance Group of America, Inc. Class A	29,000	1,688
Renasant Corp.	10,100	155
Republic Bancorp, Inc. Class A	4,900	89
Resource Capital Corp. (ö)	256,520	1,462
RLI Corp. (Ñ)	35,600	2,248
Sabra Healthcare REIT, Inc. (ö)	27,543	397
Safety Insurance Group, Inc.	5,700	231
SCBT Financial Corp.	1,200	35
Selective Insurance Group, Inc.	289,037	4,737
Signature Bank NY (Æ)	152,200	9,004
SL Green Realty Corp. (ö)	38,700	3,174
Southside Bancshares, Inc.	3,900	77
Sovran Self Storage, Inc. (ö)	17,800	722
StellarOne Corp.	159,608	1,986
Sterling Bancorp Class N	212,225	2,006
Susquehanna Bancshares, Inc.	91,800	691
SVB Financial Group (Æ)	45,750	2,792
Symetra Financial Corp.	225,000	2,826
Texas Capital Bancshares, Inc. (Æ)	96,386	2,634
TICC Capital Corp.	51,400	462
Transatlantic Holdings, Inc.	38,000	1,946
Trustco Bank Corp. NY	26,248	121
Trustmark Corp.	88,740	1,934
Two Harbors Investment Corp. (ö)	249,900	2,449
UMB Financial Corp.	56,703	2,353
Umpqua Holdings Corp.	114,900	1,305
Union First Market Bankshares Corp.	6,200	77
United Bankshares, Inc.	62,900	1,501
United Financial Bancorp, Inc.	9,100	142
Unitrin, Inc.	6,972	196
Universal Health Realty Income Trust (ö)	6,500	268
Urstadt Biddle Properties, Inc. Class A (ö)	7,000	124
Valley National Bancorp	149,000	1,959
Washington Federal, Inc.	370,601	6,267
Webster Financial Corp.	87,400	1,785
WesBanco, Inc.	3,000	62

		270,316

Health Care - 11.4%
Affymetrix, Inc. (Æ)	140,665	795
Albany Molecular Research, Inc. (Æ)	205,728	983
Alexion Pharmaceuticals, Inc. (Æ)	32,996	1,874
Amedisys, Inc. (Æ)	55,695	1,440
AMERIGROUP Corp. Class A (Æ)	72,952	4,012
Analogic Corp.	32,036	1,723
Angiodynamics, Inc. (Æ)	600	8
Array Biopharma, Inc. (Æ)	43,337	92
Assisted Living Concepts, Inc. Class A	5,740	90
Bio-Rad Laboratories, Inc. Class A (Æ)	5,725	624
BioScrip, Inc. (Æ)	24,323	175
Brookdale Senior Living, Inc. Class A (Æ)	67,450	1,443
CardioNet, Inc. (Æ)	16,344	82

26	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Catalyst Health Solutions, Inc. (Æ)	177,606	11,639
Cerner Corp. (Æ)	39,160	2,604
Chemed Corp.	79,114	4,811
Computer Programs & Systems, Inc.	49,700	3,648
CONMED Corp. (Æ)	71,327	1,855
Cooper Cos., Inc. (The)	70,953	5,427
Coventry Health Care, Inc. (Æ)	139,200	4,454
Cross Country Healthcare, Inc. (Æ)	6,466	45
Cynosure, Inc. Class A (Æ)	115,136	1,498
Cytokinetics, Inc. (Æ)	45,541	57
Dyax Corp. (Æ)	94,013	154
Endo Pharmaceuticals Holdings, Inc. (Æ)	64,300	2,395
Five Star Quality Care, Inc. (Æ)	376,455	1,863
Gentiva Health Services, Inc. (Æ)	74,952	1,348
Greatbatch, Inc. (Æ)	78,083	1,946
Haemonetics Corp. (Æ)	52,500	3,439
Harvard Bioscience, Inc. (Æ)	339,982	1,720
Health Management Associates, Inc. Class A (Æ)	403,159	3,830
Health Net, Inc. (Æ)	152,650	4,293
Healthsouth Corp. (Æ)	123,040	3,002
Healthspring, Inc. (Æ)	48,715	1,999
Henry Schein, Inc. (Æ)	22,164	1,473
HMS Holdings Corp. (Æ)	79,967	6,046
Hologic, Inc. (Æ)	163,660	3,039
Humana, Inc.	31,300	2,334
IDEXX Laboratories, Inc. (Æ)	32,391	2,687
Illumina, Inc. (Æ)	55,247	3,450
Impax Laboratories, Inc. (Æ)	70,678	1,497
IPC The Hospitalist Co., Inc. (Æ)	34,212	1,547
Kindred Healthcare, Inc. (Æ)	136,583	2,573
LifePoint Hospitals, Inc. (Æ)	38,623	1,433
Medicines Co. (The) (Æ)	58,973	883
Medicis Pharmaceutical Corp. Class A	107,776	4,007
Mednax, Inc. (Æ)	57,876	3,945
Molina Healthcare, Inc. (Æ)	111,900	2,535
Omnicell, Inc. (Æ)	8,600	147
Owens & Minor, Inc.	89,660	2,735
Palomar Medical Technologies, Inc. (Æ)	5,142	51
Par Pharmaceutical Cos., Inc. (Æ)	95,000	3,077
PerkinElmer, Inc.	178,960	4,377
Perrigo Co.	48,250	4,358
Progenics Pharmaceuticals, Inc. (Æ)	19,600	107
Quality Systems, Inc.	25,740	2,352
ResMed, Inc. (Æ)	33,178	1,005
RTI Biologics, Inc. (Æ)	37,500	123
Salix Pharmaceuticals, Ltd. (Æ)	80,900	3,137
STERIS Corp.	97,240	3,402
SuperGen, Inc. (Æ)	75,000	230
SurModics, Inc. (Æ)	5,700	63
SXC Health Solutions Corp. (Æ)	182,345	11,511
Symmetry Medical, Inc. (Æ)	206,446	1,988
United Therapeutics Corp. (Æ)	31,806	1,825
Universal Health Services, Inc. Class B	62,698	3,112
Varian Medical Systems, Inc. (Æ)	24,660	1,548
Viropharma, Inc. (Æ)	90,800	1,642
Volcano Corp. (Æ)	43,841	1,377

	Principal Amount ($) or Shares	Market Value $
Warner Chilcott PLC Class A	150,700	3,168
Watson Pharmaceuticals, Inc. Class B (Æ)	45,800	3,075
WebMD Health Corp. Class A (Æ)	34,344	1,211
WellCare Health Plans, Inc. (Æ)	19,716	865
Wright Medical Group, Inc. (Æ)	157,952	2,470
Zalicus, Inc. (Æ)(Ñ)	146,600	337
Zoll Medical Corp. (Æ)	46,700	3,253

		175,363

Materials and Processing - 7.6%
A Schulman, Inc.	142,784	3,163
Airgas, Inc.	48,865	3,357
Albemarle Corp.	83,843	5,582
Ameron International Corp.	50,897	4,331
Apogee Enterprises, Inc.	214,630	2,458
Aptargroup, Inc.	39,700	2,027
Ashland, Inc.	45,900	2,811
Ball Corp.	62,100	2,409
Buckeye Technologies, Inc.	117,362	3,156
Cabot Corp.	57,347	2,242
Clarcor, Inc.	86,525	3,812
Comfort Systems USA, Inc.	57,599	601
Commercial Metals Co.	222,340	3,226
Crown Holdings, Inc. (Æ)	112,295	4,313
Domtar Corp.	43,600	3,486
Eastman Chemical Co.	28,700	2,772
Georgia Gulf Corp. (Æ)	15,900	319
Gibraltar Industries, Inc. (Æ)	23,520	242
HB Fuller Co.	159,840	3,654
Headwaters, Inc. (Æ)	57,067	131
Horsehead Holding Corp. (Æ)	179,651	2,007
Insteel Industries, Inc.	7,610	87
Interline Brands, Inc. (Æ)	185,000	3,095
KapStone Paper and Packaging Corp. (Æ)	107,400	1,674
Kaydon Corp.	126,880	4,523
Koppers Holdings, Inc.	69,300	2,566
Kraton Performance Polymers, Inc. (Æ)	109,900	3,967
Minerals Technologies, Inc.	21,900	1,419
NCI Building Systems, Inc. (Æ)	29,300	331
Neenah Paper, Inc.	7,600	153
Noranda Aluminum Holding Corp. (Æ)	58,400	811
OM Group, Inc. (Æ)	88,250	3,202
Packaging Corp. of America	64,000	1,707
PolyOne Corp.	76,500	1,186
Polypore International, Inc. (Æ)	85,046	5,783
Quaker Chemical Corp.	3,500	142
Quanex Building Products Corp.	30,200	473
Reliance Steel & Aluminum Co.	15,700	738
RTI International Metals, Inc. (Æ)	113,423	3,637
Schnitzer Steel Industries, Inc. Class A	35,423	1,799
Schweitzer-Mauduit International, Inc.	48,120	2,700
Scotts Miracle-Gro Co. (The) Class A	28,534	1,440
Texas Industries, Inc. (Ñ)	34,300	1,324
Thompson Creek Metals Co., Inc. - ADR (Æ)	179,857	1,626
Timken Co.	89,000	3,887
Titanium Metals Corp.	90,462	1,609
TPC Group, Inc. (Æ)	147,920	5,939

Russell U.S. Small & Mid Cap Fund	27

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Universal Forest Products, Inc.	80,040	2,359
Valspar Corp.	21,000	690
WR Grace & Co. (Æ)	46,203	2,330

		117,296

Producer Durables - 19.9%
AAR Corp.	24,300	713
ABM Industries, Inc.	185,115	4,165
Accuride Corp. (Æ)	224,200	2,567
Actuant Corp. Class A	57,568	1,423
Advisory Board Co. (The) (Æ)	29,212	1,564
Aecom Technology Corp. (Æ)	51,900	1,284
AGCO Corp. (Æ)	68,255	3,237
Aircastle, Ltd.	105,800	1,211
Alaska Air Group, Inc. (Æ)	49,000	2,995
Albany International Corp. Class A	24,714	657
Alexander & Baldwin, Inc.	54,385	2,622
Alliant Techsystems, Inc.	20,200	1,318
Ametek, Inc.	36,906	1,568
AO Smith Corp.	34,950	1,449
Applied Industrial Technologies, Inc.	73,700	2,352
Arkansas Best Corp.	75,476	1,816
Astec Industries, Inc. (Æ)	53,324	2,001
Atlas Air Worldwide Holdings, Inc. (Æ)	46,714	2,447
Avery Dennison Corp.	10,800	341
Barnes Group, Inc.	109,800	2,674
BE Aerospace, Inc. (Æ)	286,726	11,412
Booz Allen Hamilton Holding Corp. Class A (Æ)	1,500	27
Brady Corp. Class A	90,790	2,687
Briggs & Stratton Corp.	218,700	3,749
Bristow Group, Inc.	116,360	5,641
CAI International, Inc. (Æ)	42,905	753
Cascade Corp.	38,977	1,948
Ceradyne, Inc. (Æ)	63,809	2,068
Chart Industries, Inc. (Æ)	35,700	1,894
Chicago Bridge & Iron Co. NV	209,321	8,634
Consolidated Graphics, Inc. (Æ)	61,240	3,159
Convergys Corp. (Æ)	85,105	1,059
Con-way, Inc.	16,700	612
Corporate Executive Board Co. (The)	44,800	1,821
Corrections Corp. of America (Æ)	27,200	584
Crane Co.	28,600	1,325
Cubic Corp.	36,500	1,772
Curtiss-Wright Corp.	66,500	2,125
Diana Shipping, Inc. (Æ)	226,646	2,221
Douglas Dynamics, Inc.	14,000	213
Dycom Industries, Inc. (Æ)	16,100	274
Electro Rent Corp.	46,585	753
Electronics for Imaging, Inc. (Æ)	48,117	828
EMCOR Group, Inc. (Æ)	53,900	1,505
Ener1, Inc. (Æ)(Ñ)	141,400	122
EnerSys (Æ)	112,620	3,602
EnPro Industries, Inc. (Æ)	92,112	4,259
Esterline Technologies Corp. (Æ)	51,700	3,948
ExlService Holdings, Inc. (Æ)	69,179	1,615
FARO Technologies, Inc. (Æ)	42,954	1,751

	Principal Amount ($) or Shares	Market Value $
Franklin Electric Co., Inc.	51,600	2,252
Fuel Tech, Inc. (Æ)	10,200	65
G&K Services, Inc. Class A	41,201	1,404
GATX Corp.	88,700	3,497
GenCorp, Inc. (Æ)	4,398	25
General Cable Corp. (Æ)	39,973	1,590
Genesee & Wyoming, Inc. Class A (Æ)	65,628	3,612
Granite Construction, Inc.	18,035	422
Great Lakes Dredge & Dock Corp.	35,800	213
Group 1 Automotive, Inc. (Ñ)	63,620	3,030
H&R Block, Inc.	39,900	597
Harsco Corp.	96,817	2,654
HEICO Corp. (Ñ)	28,698	1,500
Heidrick & Struggles International, Inc.	86,700	2,306
HUB Group, Inc. Class A (Æ)	120,847	4,288
Hurco Cos., Inc. (Æ)	4,800	141
IHS, Inc. Class A (Æ)	38,057	2,804
Insituform Technologies, Inc. Class A (Æ)	52,304	1,049
JB Hunt Transport Services, Inc.	118,521	5,362
Joy Global, Inc.	101,074	9,493
Kadant, Inc. (Æ)	13,271	349
Kansas City Southern (Æ)	90,027	5,343
KBR, Inc.	259,914	9,266
Kelly Services, Inc. Class A (Æ)	24,400	382
Kennametal, Inc.	95,972	3,784
Kirby Corp. (Æ)	77,842	4,540
Knight Transportation, Inc.	333,399	5,248
Layne Christensen Co. (Æ)	107,505	3,151
Lexmark International, Inc. Class A (Æ)	55,500	1,863
Lincoln Electric Holdings, Inc.	50,400	1,725
Littelfuse, Inc.	18,600	950
Manitowoc Co., Inc. (The)	132,882	1,859
Manpower, Inc.	8,600	434
MAXIMUS, Inc.	114,260	4,414
McDermott International, Inc. (Æ)	258,969	5,223
McGrath Rentcorp	107,181	2,790
Middleby Corp. (Æ)	18,435	1,557
Moog, Inc. Class A (Æ)	18,500	758
MSC Industrial Direct Co. Class A	39,556	2,444
MYR Group, Inc. (Æ)	18,951	460
NACCO Industries, Inc. Class A	6,098	554
National Instruments Corp.	91,209	2,357
Navistar International Corp. (Æ)	38,700	1,986
Old Dominion Freight Line, Inc. (Æ)	92,300	3,420
On Assignment, Inc. (Æ)	16,300	166
OSI Systems, Inc. (Æ)	53,473	2,208
Primoris Services Corp.	26,739	326
Quality Distribution, Inc. (Æ)	5,800	67
RailAmerica, Inc. (Æ)	20,800	309
Resources Connection, Inc.	410,620	5,346
Roper Industries, Inc.	35,512	2,899
RSC Holdings, Inc. (Æ)	192,831	2,302
Ryder System, Inc.	56,400	3,176
SeaCube Container Leasing, Ltd.	21,700	315
Sensata Technologies Holding NV (Æ)	58,994	2,093
Skywest, Inc.	12,900	166
Southwest Airlines Co.	188,795	1,880

28	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Steelcase, Inc. Class A	77,800	773
Stericycle, Inc. (Æ)	24,243	1,991
SYKES Enterprises, Inc. (Æ)	126,700	2,445
Synopsys, Inc. (Æ)	83,800	2,009
TAL International Group, Inc.	53,100	1,643
Teledyne Technologies, Inc. (Æ)	88,282	4,788
Terex Corp. (Æ)	61,606	1,368
Tetra Tech, Inc. (Æ)	33,152	729
Textainer Group Holdings, Ltd.	85,878	2,229
Titan International, Inc.	66,795	1,688
Toro Co. (The)	73,156	3,938
Towers Watson & Co. Class A	45,300	2,770
TransDigm Group, Inc. (Æ)	26,327	2,371
Trimble Navigation, Ltd. (Æ)	84,263	2,998
Triumph Group, Inc.	126,480	6,810
TrueBlue, Inc. (Æ)	18,400	276
Tsakos Energy Navigation, Ltd.	264,662	2,398
Tutor Perini Corp.	93,298	1,472
United Stationers, Inc.	57,700	1,852
URS Corp. (Æ)	94,406	3,855
Wabtec Corp.	95,575	6,166
Waste Connections, Inc.	69,720	2,248
Waters Corp. (Æ)	35,399	3,111
Watts Water Technologies, Inc. Class A	26,900	902
Werner Enterprises, Inc.	56,700	1,335
Woodward, Inc.	46,024	1,588

		306,932

Technology - 15.5%
AboveNet, Inc.	48,600	2,959
Acacia Research - Acacia Technologies (Æ)	158,809	6,816
Acme Packet, Inc. (Æ)	33,086	1,949
Actuate Corp. (Æ)	39,732	241
ADTRAN, Inc.	80,218	2,654
Agilysys, Inc. (Æ)	94,000	900
Amdocs, Ltd. (Æ)	21,300	672
American Reprographics Co. (Æ)	4,100	28
Amkor Technology, Inc. (Æ)	80,700	430
Amphenol Corp. Class A	29,079	1,422
Anixter International, Inc.	42,100	2,628
Ansys, Inc. (Æ)	159,555	8,073
Applied Micro Circuits Corp. (Æ)	81,125	512
Aruba Networks, Inc. (Æ)(Ñ)	239,677	5,501
Atmel Corp. (Æ)	296,020	3,582
Avago Technologies, Ltd.	95,960	3,227
Aviat Networks, Inc. (Æ)	54,145	210
Avid Technology, Inc. (Æ)	19,900	260
Avnet, Inc. (Æ)	92,900	2,722
AVX Corp.	40,600	565
Benchmark Electronics, Inc. (Æ)	143,700	2,105
Brightpoint, Inc. (Æ)	114,400	1,040
Brocade Communications Systems, Inc. (Æ)	89,200	489
Ceva, Inc. (Æ)	82,026	2,479
Ciber, Inc. (Æ)	90,200	453
Coherent, Inc. (Æ)	40,168	1,929
Cohu, Inc.	186,232	2,332
comScore, Inc. (Æ)	86,015	1,876

	Principal Amount ($) or Shares	Market Value $
Comtech Telecommunications Corp.	16,700	450
Concur Technologies, Inc. (Æ)	96,364	4,379
Cray, Inc. (Æ)	32,800	198
CSG Systems International, Inc. (Æ)	87,788	1,559
Cypress Semiconductor Corp.	227,679	4,686
Daktronics, Inc.	28,636	284
Diodes, Inc. (Æ)	77,500	1,825
DSP Group, Inc. (Æ)	2,000	15
Earthlink, Inc.	568,700	4,572
Electro Scientific Industries, Inc. (Æ)	273,098	5,246
Emulex Corp. (Æ)	563,112	4,758
Equinix, Inc. (Æ)	72,076	7,530
Exar Corp. (Æ)	3,597	24
F5 Networks, Inc. (Æ)	14,146	1,322
FEI Co. (Æ)	56,800	1,877
Formfactor, Inc. (Æ)	74,930	689
Fortinet, Inc. (Æ)	129,876	2,639
Hittite Microwave Corp. (Æ)	108,789	6,091
HomeAway, Inc. (Æ)	39,907	1,569
Hutchinson Technology, Inc. (Æ)(Ñ)	15,790	49
IAC/InterActiveCorp (Æ)	109,693	4,540
Immersion Corp. (Æ)	8,672	79
Informatica Corp. (Æ)	83,570	4,273
Inphi Corp. (Æ)	114,019	1,447
Integrated Device Technology, Inc. (Æ)	167,600	1,146
Intermec, Inc. (Æ)	47,700	514
International Rectifier Corp. (Æ)	115,748	2,974
Intersil Corp. Class A	388,030	4,676
Intevac, Inc. (Æ)	9,110	83
IntraLinks Holdings, Inc. (Æ)	50,661	774
JDA Software Group, Inc. (Æ)	33,000	923
Kemet Corp. (Æ)	263,100	3,210
KLA-Tencor Corp.	13,300	530
Kulicke & Soffa Industries, Inc. (Æ)	81,000	745
Lam Research Corp. (Æ)	97,903	4,002
LSI Corp. (Æ)	308,400	2,270
LTX-Credence Corp. (Æ)	168,900	1,214
Mentor Graphics Corp. (Æ)	237,800	2,718
Methode Electronics, Inc.	193,100	2,043
Micrel, Inc.	403,070	4,091
MICROS Systems, Inc. (Æ)	75,400	3,692
Microsemi Corp. (Æ)	101,948	2,024
Mindspeed Technologies, Inc. (Æ)	54,123	369
MKS Instruments, Inc.	40,982	1,023
Molex, Inc. (Ñ)	69,738	1,637
Monolithic Power Systems, Inc. (Æ)	30,664	414
Multi-Fineline Electronix, Inc. (Æ)	86,750	1,762
Netlogic Microsystems, Inc. (Æ)	97,984	3,385
Newport Corp. (Æ)	29,300	455
NICE Systems, Ltd. - ADR (Æ)	101,714	3,633
Novellus Systems, Inc. (Æ)	42,700	1,325
OpenTable, Inc. (Æ)	18,015	1,277
Opnet Technologies, Inc.	57,990	1,990
Opnext, Inc. (Æ)	83,100	157
PC Connection, Inc. (Æ)	11,680	91
Pegasystems, Inc. (Ñ)	46,124	1,862
Plexus Corp. (Æ)	135,600	4,002

Russell U.S. Small & Mid Cap Fund	29

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PMC - Sierra, Inc. (Æ)	425,069	2,971
Polycom, Inc. (Æ)	69,714	1,884
Progress Software Corp. (Æ)	154,600	3,726
QLIK Technologies, Inc. (Æ)	52,724	1,598
Quest Software, Inc. (Æ)	190,650	3,619
Radisys Corp. (Æ)	2,700	21
RealNetworks, Inc. (Æ)	57,600	195
RealPage, Inc. (Æ)	142,663	3,431
RightNow Technologies, Inc. (Æ)	66,320	2,251
Riverbed Technology, Inc. (Æ)	79,521	2,277
Rovi Corp. (Æ)	129,337	6,851
Rudolph Technologies, Inc. (Æ)	11,500	99
SBA Communications Corp. Class A (Æ)(Ñ)	63,683	2,431
Seachange International, Inc. (Æ)	17,188	164
Silicon Image, Inc. (Æ)	126,900	727
Silicon Laboratories, Inc. (Æ)	33,090	1,172
Skyworks Solutions, Inc. (Æ)	62,825	1,590
Solera Holdings, Inc.	26,890	1,503
Sourcefire, Inc. (Æ)	129,100	3,173
Spansion, Inc. Class A (Æ)	62,000	1,127
Standard Microsystems Corp. (Æ)	30,140	713
SuccessFactors, Inc. (Æ)	56,641	1,529
Symmetricom, Inc. (Æ)	1,100	6
Synchronoss Technologies, Inc. (Æ)	98,520	2,882
Tekelec (Æ)	148,400	1,165
Tier Technologies, Inc. Class B (Æ)	162,047	810
Trident Microsystems, Inc. (Æ)	30,900	20
Ultimate Software Group, Inc. (Æ)	55,333	3,009
Ultratech, Inc. (Æ)	20,400	538
Unisys Corp. (Æ)	27,600	573
United Online, Inc.	266,324	1,590
VeriFone Systems, Inc. (Æ)	141,012	5,552
Vishay Intertechnology, Inc. (Æ)	89,053	1,226

		239,589

Utilities - 4.4%
Alaska Communications Systems Group, Inc. (Ñ)	194,000	1,403
Allete, Inc.	85,965	3,460
Alliant Energy Corp.	69,700	2,747
American States Water Co.	6,250	214
Atmos Energy Corp.	54,100	1,809
Avista Corp.	77,800	1,961
Black Hills Corp. (Ñ)	246,482	7,365
California Water Service Group	167,000	3,058
Chesapeake Utilities Corp.	6,300	243
Cleco Corp.	107,500	3,732
Double Eagle Petroleum Co. (Æ)(Ñ)	14,700	158
El Paso Electric Co.	193,010	6,456
Energen Corp.	17,000	1,000
Great Plains Energy, Inc.	59,832	1,207
Idacorp, Inc.	13,200	518
j2 Global Communications, Inc. (Æ)	92,900	2,484
Laclede Group, Inc. (The)	8,869	330

	Principal Amount ($) or Shares		Market Value $
NiSource, Inc. (Ñ)	58,700		1,182
Northwest Natural Gas Co.	75,750		3,379
NorthWestern Corp.	177,076		5,670
NTELOS Holdings Corp.	79,650		1,547
NV Energy, Inc.	188,600		2,799
OGE Energy Corp.	55,774		2,791
Otter Tail Corp.	101,916		2,118
Pinnacle West Capital Corp.	34,700		1,470
PNM Resources, Inc.	91,100		1,368
Portland General Electric Co.	81,700		2,024
Premiere Global Services, Inc. (Æ)	21,804		184
Questar Corp.	15,000		276
Southwest Gas Corp.	45,675		1,703
SureWest Communications	5,000		66
UGI Corp.	50,900		1,542
UIL Holdings Corp.	70,530		2,252

			68,516

Total Common Stocks (cost $1,295,639)			1,489,285

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund	55,286,041	(¥)	55,286

Total Short-Term Investments (cost $55,286)			55,286

Other Securities - 2.5%
Russell Investment Company Liquidating Trust (×)	5,017,528	(¥)	5,024
Russell U.S. Cash Collateral Fund (×)	34,215,829	(¥)	34,216

Total Other Securities (cost $39,233)			39,240

Total Investments - 102.6% (identified cost $1,390,158)			1,583,811

Other Assets and Liabilities, Net - (2.6%)			(40,610)

Net Assets - 100.0%			1,543,201

See accompanying notes which are an integral part of this quarterly report.

30	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index (CME)	598	USD	56,314	09/11	(1,506)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,506)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$179,348	$—	$—	$179,348
Consumer Staples	36,947	—	—	36,947
Energy	94,978	—	—	94,978
Financial Services	270,316	—	—	270,316
Health Care	175,363	—	—	175,363
Materials and Processing	117,296	—	—	117,296
Producer Durables	306,932	—	—	306,932
Technology	239,589	—	—	239,589
Utilities	68,516	—	—	68,516
Short-Term Investments	—	55,286	—	55,286
Other Securities	—	39,240	—	39,240

Total Investments	1,489,285	94,526	—	1,583,811

Other Financial Instruments
Futures Contracts	(1,506)	—	—	(1,506)

Total Other Financial Instruments*	$(1,506)	$—	$—	$(1,506)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small & Mid Cap Fund	31

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.6%
Australia - 3.0%
Alumina, Ltd.	1,829,547	4,382
Amcor, Ltd.	1,897,328	14,674
AMP, Ltd.	2,098,335	10,512
Ansell, Ltd. - GDR	106,714	1,635
ASX, Ltd. - ADR	4,999	164
Australia & New Zealand Banking Group, Ltd. - ADR	76,916	1,760
BGP Holdings PLC (Æ)(ö)(Þ)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	270,876	15,415
Brambles, Ltd.	167,621	1,276
Caltex Australia, Ltd. (Ñ)	106,730	1,250
CFS Retail Property Trust (ö)	112,154	213
Challenger Limited	170,253	915
Commonwealth Bank of Australia - ADR (Ñ)	32,599	1,765
Computershare, Ltd.	17,281	156
CSL, Ltd.	24,274	818
CSR, Ltd. (Ñ)	231,117	668
Dexus Property Group (Ñ)(ö)	228,810	217
Downer EDI, Ltd. (Æ)	100,545	423
Echo Entertainment Group, Ltd.	177,737	783
Fortescue Metals Group, Ltd. (Ñ)	68,386	474
Foster’s Group, Ltd.	80,235	445
Goodman Group (ö)	258,487	193
GPT Group (ö)	75,544	250
Iluka Resources, Ltd.	38,723	756
Incitec Pivot, Ltd.	867,213	3,763
Lend Lease Group	22,716	221
Mirvac Group Class REIT (ö)	152,662	193
Mount Gibson Iron, Ltd. (Æ)	1,105,640	2,186
National Australia Bank, Ltd. - ADR	402,446	10,611
Newcrest Mining, Ltd.	68,576	2,980
Origin Energy, Ltd.	80,820	1,304
OZ Minerals, Ltd.	13,251	198
Pacific Brands, Ltd.	307,485	220
Paladin Energy, Ltd. (Ñ)	26,596	77
PanAust, Ltd. (Æ)	966,599	4,354
QBE Insurance Group, Ltd.	1,069,791	19,274
QR National, Ltd. (Æ)	64,709	239
Rio Tinto, Ltd. - ADR (Ñ)	106,352	9,347
Sonic Healthcare, Ltd.	66,856	892
Stockland (ö)	98,046	329
TABCORP Holdings, Ltd.	336,969	1,192
Tatts Group, Ltd.	179,984	459
Telstra Corp., Ltd.	5,001,954	16,430
Treasury Wine Estates, Ltd. (Æ)(Ñ)	127,543	482
Wesfarmers, Ltd.	57,140	1,841
Westfield Group (ö)	96,510	844
Westfield Retail Trust (ö)	126,283	338
Westpac Banking Corp. (Ñ)	489,143	10,973
Woolworths, Ltd.	55,991	1,657

		149,548

Austria - 0.1%
Erste Group Bank AG	75,633	3,629

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.8%
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV Class 2	403,245	23,293
Belgacom SA	372,898	13,034
Groupe Bruxelles Lambert SA	3,083	260
KBC Groep NV (Ñ)	137,690	4,883
Solvay SA	9,547	1,439

		42,909

Bermuda - 1.0%
Aquarius Platinum, Ltd. (Ñ)	19,601	91
Biosensors International Group, Ltd. (Æ)(Ñ)	3,090,000	3,503
Cheung Kong Infrastructure Holdings, Ltd.	17,000	98
Esprit Holdings, Ltd.	1,018,500	2,967
Invesco, Ltd.	327,300	7,260
Jardine Matheson Holdings, Ltd.	159,000	9,112
Li & Fung, Ltd. (Ñ)	10,452,000	17,380
NWS Holdings, Ltd.	61,500	89
RenaissanceRe Holdings, Ltd.	106,200	7,390
Shangri-La Asia, Ltd. (Ñ)	1,106,000	2,852
VTech Holdings, Ltd.	6,800	79
Yue Yuen Industrial Holdings, Ltd. (Ñ)	74,500	239

		51,060

Brazil - 1.2%
Anhanguera Educacional Participacoes SA	239,700	4,651
BM&FBovespa SA	527,300	3,084
BR Malls Participacoes SA	796,400	9,274
Cia Hering	180,000	3,858
Embraer SA - ADR (Æ)	142,435	4,205
OGX Petroleo e Gas Participacoes SA (Æ)	2,786,000	23,210
Petroleo Brasileiro SA - ADR (Æ)	317,286	10,778

		59,060

Canada - 4.7%
Agrium, Inc.	74,540	6,515
ARC Resources, Ltd. (Ñ)	11,700	305
Bank of Nova Scotia (Ñ)	32,800	1,860
Barrick Gold Corp.	470,400	22,382
BCE, Inc.	76,700	2,927
Bombardier, Inc. Class B	1,300,500	7,867
Bonavista Energy Corp. (Ñ)	5,600	169
Brookfield Asset Management, Inc. Class A (Ñ)	208,738	6,581
Brookfield Office Properties, Inc.	10,500	199
Canadian Imperial Bank of Commerce (Þ)	79,900	6,103
Canadian National Railway Co.	583,441	43,686
Canadian Oil Sands, Ltd.	20,200	552
Cenovus Energy, Inc.	60,100	2,310
Enerplus Corp.	7,300	228
Finning International, Inc.	82,500	2,366
Goldcorp, Inc.	124,271	5,942
Great-West Lifeco, Inc.	5,700	142
HudBay Minerals, Inc.	22,600	311
Imax Corp. (Æ)(Ñ)	242,434	4,597
Imperial Oil, Ltd.	48,000	2,110
Intact Financial Corp.	32,900	1,909

32	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ivanhoe Mines, Ltd. (Æ)	9,900	259
Kinross Gold Corp.	275,000	4,494
MacDonald Dettwiler & Associates, Ltd.	8,200	455
Magna International, Inc. Class A (Ñ)	181,900	8,871
Manulife Financial Corp.	101,500	1,613
Methanex Corp. (Ñ)	25,100	743
National Bank of Canada (Ñ)	64,845	5,026
Nexen, Inc.	293,300	6,834
Niko Resources, Ltd.	1,800	124
Open Text Corp. (Æ)	50,600	3,419
Pacific Rubiales Energy Corp.	528,027	15,187
Penn West Petroleum, Ltd.	18,900	421
Potash Corp. of Saskatchewan, Inc.	92,835	5,363
Power Corp. of Canada	9,200	244
Precision Drilling Corp. (Æ)	98,200	1,696
Progress Energy Resources Corp.	10,000	145
RioCan Real Estate Investment Trust (ö)	14,900	405
Royal Bank of Canada - GDR (Ñ)	31,200	1,678
Saputo, Inc. - ADR	74,827	3,505
Sherritt International Corp.	183,100	1,144
Silver Wheaton Corp.	13,800	497
Suncor Energy, Inc.	678,400	25,981
Talisman Energy, Inc.	136,400	2,484
Teck Resources, Ltd. Class B	111,900	5,544
TELUS Corp. Class A	6,000	316
Tim Hortons, Inc.	108,494	5,206
TMX Group, Inc.	19,500	891
Toronto-Dominion Bank (The)	117,955	9,443
Trican Well Service, Ltd.	167,800	4,392
Valeant Pharmaceuticals International, Inc.	10,800	594

		236,035

Cayman Islands - 1.3%
Baidu, Inc. - ADR (Æ)	196,925	30,931
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	8,300,000	3,323
Ctrip.com International, Ltd. - ADR (Æ)	74,800	3,448
Intime Department Store Group Co., Ltd.	1,150,000	1,927
Melco Crown Entertainment, Ltd. - ADR (Æ)	254,100	3,844
Sands China, Ltd. (Æ)(Ñ)	115,200	347
Sina Corp. (Æ)	97,226	10,509
Tencent Holdings, Ltd. (Ñ)	174,000	4,528
Wynn Macau, Ltd.	59,600	208
Youku.com, Inc. - ADR (Æ)(Ñ)	243,982	9,005

		68,070

China - 0.5%
China Shenhua Energy Co., Ltd. Class H	851,500	4,277
Dongfang Electric Corp., Ltd. Class H (Ñ)	1,001,000	3,629
Guangshen Railway Co., Ltd. Class H (Ñ)	5,860,000	2,293
Huaneng Power International, Inc. Class H (Ñ)	23,746,000	11,669
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	735,200	2,821

		24,689

	Principal Amount ($) or Shares	Market Value $
Curacao - 0.0%
Hunter Douglas NV (Å)	4,436	204

Czech Republic - 0.1%
Komercni Banka AS	20,566	4,595

Denmark - 0.9%
Carlsberg A/S Class B	16,351	1,608
Danske Bank A/S (Æ)	403,957	7,830
Novo Nordisk A/S Class B	250,187	30,641
Novozymes A/S Class B	37,366	6,104

		46,183

Finland - 0.5%
Metso OYJ	34,690	1,702
Nokia OYJ	1,651,251	9,623
Nokian Renkaat OYJ	21,027	987
Stora Enso OYJ Class R	923,220	7,973
UPM-Kymmene OYJ	101,566	1,586
Wartsila OYJ Class B (Ñ)	44,126	1,274
YIT OYJ	142,599	3,166

		26,311

France - 7.2%
Accor SA	30,854	1,364
Air Liquide SA Class A	108,982	15,025
Alcatel-Lucent - ADR (Æ)(Ñ)	1,728,190	6,841
Arkema SA	39,737	3,891
AXA SA	324,728	6,117
BNP Paribas SA	274,202	17,913
Bouygues SA - ADR	33,967	1,288
Capital Gemini SA	182,275	9,003
Carrefour SA	377,348	11,170
Christian Dior SA	8,005	1,283
Cie de St.-Gobain	285,625	16,581
Cie Generale des Etablissements Michelin Class B	46,122	3,888
CNP Assurances	328,120	6,337
Credit Agricole SA	652,993	8,086
Danone	208,570	14,925
Dassault Systemes SA	38,354	3,391
Fonciere Des Regions (ö)	2,314	226
France Telecom SA - ADR	1,141,199	23,679
GDF Suez (Æ)	55,671	—
ICADE	1,585	183
Klepierre - GDR (ö)	4,363	164
Lagardere SCA	141,906	5,530
Legrand SA - ADR	270,448	10,537
L’Oreal SA	46,744	5,643
LVMH Moet Hennessy Louis Vuitton SA - ADR	95,680	17,591
Metropole Television SA	58,091	1,329
Natixis	587,944	2,685
Pernod-Ricard SA	176,896	17,569
Publicis Groupe SA - ADR	128,464	6,552
Safran SA	134,817	5,624
Sanofi - ADR	470,367	36,693

Russell International Developed Markets Fund	33

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Schneider Electric SA	239,307	34,781
Societe BIC SA	8,582	811
Societe Generale SA (Ñ)	326,134	16,278
Technip SA	16,639	1,830
Thales SA	45,775	1,960
Total SA	497,336	26,998
Unibail-Rodamco SE (ö)	4,400	982
Valeo SA	118,298	7,287
Vinci SA	170,881	9,949
Vivendi SA - ADR	81,572	1,958
Zodiac Aerospace	15,165	1,318

		365,260

Germany - 5.9%
Aareal Bank AG (Æ)	106,603	3,170
Adidas AG	116,408	8,663
Aixtron SE NA (Ñ)	83,640	2,257
BASF SE	229,458	20,844
Bayer AG	321,306	25,822
Bayerische Motoren Werke AG	107,445	10,779
Beiersdorf AG (Æ)	150,431	9,706
Bilfinger Berger SE	9,221	912
Commerzbank AG (Æ)	1,958,437	7,480
Daimler AG	45,330	3,300
Deutsche Bank AG	48,527	2,686
Deutsche Boerse AG (Æ)	142,543	10,585
Deutsche Boerse AG (Ñ)	7,793	578
Deutsche Lufthansa AG	181,372	3,662
Deutsche Telekom AG	1,190,142	18,538
E.ON AG	305,800	8,445
Fresenius Medical Care AG & Co. KGaA	106,926	8,209
GEA Group AG	124,015	4,324
Hannover Rueckversicherung AG	45,777	2,383
Henkel AG & Co. KGaA	58,655	3,206
Infineon Technologies AG - ADR	464,997	4,682
K+S AG	44,396	3,558
Kabel Deutschland Holding AG (Æ)	75,977	4,287
Kloeckner & Co. SE	100,922	2,465
Lanxess AG	43,097	3,478
Linde AG	148,880	26,741
MAN SE	35,602	4,296
Merck KGaA	88,476	9,476
Muenchener Rueckversicherungs AG	33,738	4,996
RWE AG	319,789	16,793
SAP AG - ADR	318,701	19,987
Siemens AG	213,045	27,361
Software AG	73,355	3,591
ThyssenKrupp AG - ADR	90,848	4,027
Tognum AG (Æ)	22,217	823
Volkswagen AG	52,319	9,600

		301,710

Hong Kong - 1.9%
AIA Group, Ltd. (Æ)(Ñ)	1,606,800	5,907
Cathay Pacific Airways, Ltd. (Ñ)	143,000	331
Cheung Kong Holdings, Ltd.	47,000	718
China Mobile, Ltd.	548,500	5,458

	Principal Amount ($) or Shares	Market Value $
China Overseas Land & Investment, Ltd.	1,496,000	3,359
China Unicom Hong Kong, Ltd. (Ñ)	9,110,000	18,141
CLP Holdings, Ltd.	100,000	924
CNOOC, Ltd.	10,869,650	24,295
Hang Lung Group, Ltd.	37,462	225
Hang Lung Properties, Ltd. - ADR	2,473,000	9,138
Hang Seng Bank, Ltd. (Ñ)	12,500	197
Henderson Land Development Co., Ltd. (Ñ)	68,000	431
Hong Kong & China Gas Co., Ltd.	108,800	266
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	694,019	14,328
Hopewell Holdings, Ltd. (Ñ)	83,500	271
Hutchison Whampoa, Ltd.	544,000	6,341
Link REIT (The) (ö)	95,500	334
New World Development, Ltd.	112,000	165
PCCW, Ltd.	177,000	77
Power Assets Holdings, Ltd.	113,500	939
SJM Holdings, Ltd.	61,000	154
Sun Art Retail Group, Ltd. (Æ)	242,000	311
Sun Hung Kai Properties, Ltd.	54,333	827
Swire Pacific, Ltd. Class A	29,821	420
Television Broadcasts, Ltd.	112,334	769
Wharf Holdings, Ltd.	61,000	449
Wheelock & Co., Ltd.	313,068	1,346

		96,121

India - 0.4%
ICICI Bank, Ltd.	388,416	9,113
ICICI Bank, Ltd. - ADR	154,490	7,194
Infosys, Ltd.	86,094	5,408

		21,715

Indonesia - 0.1%
Bank Rakyat Indonesia	8,313,000	6,746

Ireland - 0.6%
Accenture PLC Class A	304,324	17,998
Covidien PLC	142,600	7,242
Ryanair Holdings PLC - ADR	125,329	3,408

		28,648

Isle of Man - 0.3%
Genting Singapore PLC (Æ)(Ñ)	9,415,000	14,856

Israel - 0.6%
Check Point Software Technologies, Ltd. (Æ)	97,597	5,627
Teva Pharmaceutical Industries, Ltd. - ADR	543,592	25,353

		30,980

Italy - 2.7%
Banca Monte dei Paschi di Siena SpA	3,471,665	2,611
Banca Popolare di Milano Scarl (Ñ)	486,250	1,054
DiaSorin SpA (Ñ)	37,532	1,857
Enel SpA	2,658,338	15,355
ENI SpA - ADR	1,600,923	34,920

34	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fiat SpA	284,893	2,827
Finmeccanica SpA	836,729	6,444
Intesa Sanpaolo SpA	8,303,877	19,282
Saipem SpA - ADR	404,675	21,154
Snam Rete Gas SpA	441,143	2,550
Telecom Italia SpA	19,500,367	22,434
Tod’s SpA	36,333	4,874

		135,362

Japan - 16.8%
Aeon Co., Ltd. (Ñ)	59,900	756
Aeon Mall Co., Ltd.	4,000	103
Aisin Seiki Co., Ltd.	36,300	1,402
Asahi Glass Co., Ltd. (Ñ)	419,000	4,860
Asahi Kasei Corp. (Ñ)	182,000	1,288
Astellas Pharma, Inc.	507,800	19,762
Canon, Inc.	1,267,113	61,722
Central Japan Railway Co. (Ñ)	323	2,790
Chiyoda Corp. (Ñ)	216,000	2,766
Chubu Electric Power Co., Inc. (Ñ)	47,700	819
Cosmo Oil Co., Ltd.	268,000	808
Dai Nippon Printing Co., Ltd. (Ñ)	932,000	10,605
Daicel Chemical Industries, Ltd.	213,000	1,527
Daido Steel Co., Ltd.	71,000	505
Dai-ichi Life Insurance Co., Ltd. (The)	4,687	6,642
Daiichi Sankyo Co., Ltd.	77,700	1,608
Daito Trust Construction Co., Ltd.	31,400	3,026
Daiwa House Industry Co., Ltd.	20,000	269
Dena Co., Ltd. (Ñ)	184,600	9,220
Denki Kagaku Kogyo KK	984,000	4,768
Denso Corp.	214,400	7,670
Ebara Corp. (Ñ)	176,000	1,038
FANUC Corp.	216,800	41,144
Fast Retailing Co., Ltd.	32,600	5,793
Fuji Heavy Industries, Ltd.	237,000	1,909
FUJIFILM Holdings Corp.	424,500	12,864
Hachijuni Bank, Ltd. (The) (Ñ)	713,000	3,964
Hino Motors, Ltd.	150,000	933
Hitachi High-Technologies Corp.	19,200	416
Hitachi, Ltd. (Ñ)	209,000	1,300
Honda Motor Co., Ltd.	732,900	29,322
Hoya Corp. (Ñ)	773,500	18,819
Ibiden Co., Ltd.	90,000	2,734
Idemitsu Kosan Co., Ltd.	2,100	244
IHI Corp.	650,000	1,756
Inpex Corp.	1,867	14,527
Isuzu Motors, Ltd.	1,569,000	7,826
ITOCHU Corp.	247,400	2,860
Japan Real Estate Investment Corp. Class A (ö)	18	181
Japan Retail Fund Investment Corp. Class A (ö)	66	103
Japan Tobacco, Inc.	2,813	12,789
JTEKT Corp.	129,000	1,902
JX Holdings, Inc.	90,700	656
Kaneka Corp.	123,000	791
Kao Corp.	660,900	18,723

	Principal Amount ($) or Shares	Market Value $
KDDI Corp.	1,269	9,429
Keyence Corp.	23,400	6,617
Kinden Corp.	67,000	569
Kobe Steel, Ltd.	793,000	1,751
Komatsu, Ltd.	756,000	23,637
Kuraray Co., Ltd.	105,000	1,590
Lawson, Inc. (Ñ)	149,300	8,077
Mabuchi Motor Co., Ltd. (Ñ)	276,000	14,305
Makino Milling Machine Co., Ltd. (Ñ)	351,000	3,465
Makita Corp.	13,500	637
Marubeni Corp.	1,868,000	14,025
Miraca Holdings, Inc. (Ñ)	47,900	2,013
Mitsubishi Chemical Holdings Corp.	104,500	819
Mitsubishi Corp.	446,900	11,976
Mitsubishi Electric Corp.	922,000	10,863
Mitsubishi Estate Co., Ltd.	45,000	809
Mitsubishi Heavy Industries, Ltd. (Ñ)	259,000	1,211
Mitsubishi UFJ Financial Group, Inc.	3,419,500	17,412
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,470	842
Mitsui & Co., Ltd.	168,700	3,188
Mitsui Fudosan Co., Ltd.	40,000	763
MS&AD Insurance Group Holdings	731,300	18,353
Nabtesco Corp.	86,300	2,188
NHK Spring Co., Ltd. (Æ)	68,000	727
Nintendo Co., Ltd.	81,400	12,995
Nippon Building Fund, Inc. Class A (ö)	20	205
Nippon Electric Glass Co., Ltd.	149,000	1,885
Nippon Kayaku Co., Ltd.	18,000	200
Nippon Sheet Glass Co., Ltd. (Ñ)	801,000	2,560
Nippon Telegraph & Telephone Corp.	21,200	1,046
Nissan Motor Co., Ltd.	1,406,200	15,015
Nitori Holdings Co., Ltd.	45,100	4,388
Nitto Denko Corp.	105,900	5,117
Nomura Holdings, Inc.	748,000	3,653
NTT DoCoMo, Inc. - ADR	16,729	310
NTT DoCoMo, Inc.	8,825	16,221
Omron Corp.	126,900	3,579
ORIX Corp. (Ñ)	47,960	5,196
Osaka Gas Co., Ltd.	260,000	1,030
Osaka Titanium Technologies (Æ)(Ñ)	66,600	4,321
Pacific Metals Co., Ltd.	64,000	479
Rohm Co., Ltd.	151,800	8,873
Sanrio Co., Ltd.	30,900	1,337
SBI Holdings, Inc. (Ñ)	632	62
Sega Sammy Holdings, Inc. (Ñ)	498,400	10,727
Seino Holdings Corp.	116,000	894
Sekisui Chemical Co., Ltd.	58,000	537
Sekisui House, Ltd. (Ñ)	667,000	6,368
Seven & I Holdings Co., Ltd.	1,398,900	39,886
Shin-Etsu Chemical Co., Ltd.	569,925	30,834
Shiseido Co., Ltd. (Ñ)	499,300	9,599
Softbank Corp.	430,100	16,816
Sony Corp.	50,600	1,280
Sony Financial Holdings, Inc. (Ñ)	190,600	3,434
Sumitomo Corp. (Ñ)	66,800	944
Sumitomo Metal Industries, Ltd.	134,000	322
Sumitomo Mitsui Financial Group, Inc.	455,600	14,405
Sumitomo Mitsui Trust Holdings, Inc.	1,351,000	4,984

Russell International Developed Markets Fund	35

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sumitomo Realty & Development Co., Ltd.	548,000	13,567
Taisei Corp. (Ñ)	78,000	186
Takeda Pharmaceutical Co., Ltd.	503,300	24,026
Teijin, Ltd. (Ñ)	967,000	4,334
THK Co., Ltd.	598,500	15,479
Tohoku Electric Power Co., Inc.	17,800	230
Tokai Rika Co., Ltd. (Ñ)	36,800	724
Tokio Marine Holdings, Inc.	548,200	16,200
Tokyo Electric Power Co., Inc. (The) (Ñ)	63,300	349
Tokyo Electron, Ltd.	12,700	686
Tokyo Gas Co., Ltd.	167,000	796
Tokyu Land Corp.	22,000	103
TonenGeneral Sekiyu KK	43,000	541
Toray Industries, Inc. (Ñ)	477,000	3,711
Toshiba Corp.	1,826,000	9,488
Toyo Seikan Kaisha, Ltd.	305,800	5,362
Toyota Auto Body Co., Ltd.	11,000	199
Toyota Motor Corp.	674,300	27,634
Trend Micro, Inc.	72,500	2,278
Ube Industries, Ltd.	162,000	551
USS Co., Ltd.	18,840	1,503
Wacoal Holdings Corp. (Ñ)	313,000	4,171
Yamada Denki Co., Ltd. (Ñ)	115,400	9,219

		851,615

Jersey - 0.3%
Petrofac, Ltd.	195,580	4,498
Wolseley PLC	41,132	1,225
WPP PLC	1,024,535	11,680

		17,403

Luxembourg - 0.6%
Millicom International Cellular SA (Ñ)	166,208	19,895
Subsea 7 SA (Æ)(Ñ)	461,289	12,200

		32,095

Mauritius - 0.1%
Golden Agri-Resources, Ltd.	11,012,000	6,676

Mexico - 0.2%
Grupo Televisa SA - ADR	163,700	3,633
Wal-Mart de Mexico SAB de CV (Ñ)	2,695,200	7,435

		11,068

Netherlands - 5.1%
Aegon NV	2,092,275	12,074
Akzo Nobel NV	478,657	29,361
ASM International NV (Ñ)	64,125	1,834
ASML Holding NV Class G	614,269	22,053
Corio NV (ö)	2,598	159
European Aeronautic Defence and Space Co. NV (Ñ)	529,324	18,406
Gemalto NV	36,424	1,739
Heineken NV	343,166	20,355
ING Groep NV (Æ)	3,815,997	41,234
Koninklijke Ahold NV	1,361,930	18,176

	Principal Amount ($) or Shares	Market Value $
Koninklijke DSM NV	44,326	2,523
Koninklijke KPN NV (Ñ)	234,751	3,355
Koninklijke Philips Electronics NV	619,311	15,440
LyondellBasell Industries NV Class A	169,000	6,669
Randstad Holding NV (Æ)	174,661	7,887
Reed Elsevier NV	1,641,038	21,929
Sensata Technologies Holding NV (Æ)	346,607	12,298
Unilever NV (Ñ)	353,530	11,506
Wolters Kluwer NV	575,370	11,963

		258,961

Norway - 0.1%
Storebrand ASA	499,082	4,166

Panama - 0.1%
Copa Holdings SA Class A	37,825	2,482

Russia - 0.5%
Gazprom OAO - ADR (Æ)	910,162	13,097
NovaTek OAO - GDR	46,543	7,251
Sberbank of Russia	1,114,792	4,101
VTB Bank OJSC - GDR	371,964	2,236

		26,685

Singapore - 0.9%
Ascendas Real Estate Investment Trust (Æ)(Ñ)(ö)	77,000	131
CapitaLand, Ltd.	191,000	460
CapitaMall Trust Class A (Æ)(Ñ)(ö)	112,000	175
DBS Group Holdings, Ltd.	61,000	787
Fraser and Neave, Ltd.	62,000	309
Jardine Cycle & Carriage, Ltd.	18,800	755
Keppel Corp., Ltd. - ADR	697,200	6,410
Oversea-Chinese Banking Corp., Ltd.	522,100	4,314
SembCorp Industries, Ltd.	47,000	198
SembCorp Marine, Ltd. (Ñ)	199,000	892
Singapore Airlines, Ltd.	58,000	683
Singapore Exchange, Ltd. (Ñ)	34,000	211
Singapore Technologies Engineering, Ltd.	81,000	203
Singapore Telecommunications, Ltd. (Ñ)	6,258,810	17,449
United Overseas Bank, Ltd.	754,118	12,808
UOL Group, Ltd.	22,000	94

		45,879

South Africa - 0.6%
AngloGold Ashanti, Ltd.	204,572	8,602
Gold Fields, Ltd. - ADR	618,815	9,593
Impala Platinum Holdings, Ltd.	151,718	3,891
MTN Group, Ltd.	259,879	5,635
Sasol, Ltd. - ADR	69,346	3,485

		31,206

South Korea - 1.2%
Hyundai Mobis	47,093	16,974
Hyundai Motor Co.	29,015	6,467
Samsung Electronics Co., Ltd.	20,666	16,544

36	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Samsung Engineering Co., Ltd.	21,972	5,418
Samsung Heavy Industries Co., Ltd. (Ñ)	116,390	4,741
SK Telecom Co., Ltd. - ADR	717,500	11,423

		61,567

Spain - 2.4%
Amadeus IT Group SA (Æ)(Ñ)	275,832	5,569
Banco Popular Espanol SA (Ñ)	587,275	3,047
Banco Santander SA - ADR (Ñ)	1,673,436	17,613
Criteria Caixacorp SA	684,494	3,967
Distribuidora Internacional de Alimentacion SA (Ñ)	377,348	1,599
Endesa SA - ADR	102,742	3,020
Iberdrola SA	2,351,399	19,154
Iberdrola SA (Æ)	61,878	504
Inditex SA	196,092	17,791
Indra Sistemas SA (Ñ)	1,064,100	21,146
Red Electrica Corp. SA	44,348	2,424
Repsol YPF SA - ADR (Ñ)	72,515	2,295
Telefonica SA - ADR	989,250	22,103
Viscofan SA	43,558	1,624

		121,856

Sweden - 1.2%
Atlas Copco AB Class A (Æ)(Ñ)	163,727	3,880
Boliden AB	149,807	2,600
Hennes & Mauritz AB Class B	119,070	4,071
Hexagon AB Class B	41,639	850
Investor AB Class B (Ñ)	23,074	503
JM AB	109,319	2,124
Scania AB Class B	142,516	2,782
Skandinaviska Enskilda Banken AB Class A	1,018,183	7,786
Svenska Cellulosa AB Class B	178,590	2,606
Swedbank AB Class A	366,067	6,435
Swedish Match AB	265,744	9,905
Tele2 AB Class B (Ñ)	171,665	3,664
Telefonaktiebolaget LM Ericsson Class B	379,471	4,783
TeliaSonera AB	87,129	668
Trelleborg AB Class B	156,566	1,746
Volvo AB Class B	255,375	4,136

		58,539

Switzerland - 7.2%
ABB, Ltd. (Æ)	294,396	7,099
ACE, Ltd.	158,150	10,593
Cie Financiere Richemont SA	307,759	19,962
Credit Suisse Group AG (Æ)	261,221	9,446
GAM Holding AG	661,678	10,299
Givaudan SA (Æ)	6,014	6,598
Julius Baer Group, Ltd. (Æ)	711,192	30,371
Meyer Burger Technology AG (Æ)(Ñ)	38,089	1,341
Nestle SA	832,121	53,128
Novartis AG	973,683	60,001
Roche Holding AG	213,958	38,494
SGS SA	1,624	3,169
Sonova Holding AG (Æ)	35,021	3,317

	Principal Amount ($) or Shares	Market Value $
Sulzer AG	7,782	1,135
Swatch Group AG (The)	53,094	4,955
Swatch Group AG (The) Class B	47,855	26,036
Swiss Life Holding AG (Æ)	20,404	3,044
Swiss Re, Ltd. (Æ)	82,032	4,618
Swisscom AG	4,254	2,051
Syngenta AG	32,523	10,455
TE Connectivity, Ltd.	372,025	12,809
Transocean, Ltd.	12,244	749
UBS AG (Æ)	1,763,337	29,372
Weatherford International, Ltd. (Æ)	90,300	1,979
Zurich Financial Services AG (Æ)	67,364	16,082

		367,103

Taiwan - 1.0%
Hon Hai Precision Industry Co., Ltd.	4,975,344	14,200
Hon Hai Precision Industry Co., Ltd. - GDR	657,812	3,727
HTC Corp.	259,900	7,733
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,909,621	23,603

		49,263

Thailand - 0.1%
Kasikornbank PCL	574,500	2,716

Turkey - 0.0%
KOC Holding AS	291,591	1,222

United Kingdom - 18.4%
Aegis Group PLC	6,263,466	15,936
Afren PLC (Æ)	1,068,788	2,461
Aggreko PLC (Æ)	259,222	8,225
AMEC PLC - GDR	81,406	1,408
Amlin PLC	312,328	2,067
Anglo American PLC	113,023	5,380
ARM Holdings PLC	1,374,751	13,179
AstraZeneca PLC - ADR	214,269	10,456
Autonomy Corp. PLC (Æ)	160,686	4,434
Aviva PLC	1,502,064	9,833
BAE Systems PLC	5,135,182	25,625
Barclays PLC	6,322,423	23,143
BG Group PLC	1,455,784	34,506
BHP Billiton PLC	265,911	9,921
BP PLC	6,845,864	51,803
British American Tobacco PLC	185,779	8,601
British Land Co. PLC (ö)	61,280	588
British Sky Broadcasting Group PLC	1,191,298	13,923
BT Group PLC	852,837	2,814
Burberry Group PLC	489,310	12,000
Cairn Energy PLC (Æ)	198,724	1,206
Carillion PLC	1,646,858	9,916
Centrica PLC	1,248,297	6,282
Compass Group PLC	2,979,546	28,098
Cookson Group PLC	89,878	950
Croda International PLC	58,553	1,832
Diageo PLC	879,860	17,981
Dialog Semiconductor PLC (Æ)(Ñ)	144,950	2,857

Russell International Developed Markets Fund	37

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Experian PLC	1,719,541	22,651
GKN PLC	410,007	1,512
GlaxoSmithKline PLC - ADR	1,661,366	37,197
Hays PLC	1,633,638	2,409
Home Retail Group PLC (Ñ)	7,470,653	16,628
HSBC Holdings PLC (Ñ)	5,423,396	52,984
IMI PLC - ADR	114,672	1,976
Imperial Tobacco Group PLC	328,750	11,424
Intermediate Capital Group PLC	314,507	1,375
ITV PLC (Æ)	1,203,692	1,382
J Sainsbury PLC	210,622	1,051
Johnson Matthey PLC Class H	124,355	4,164
Kesa Electricals PLC (Ñ)	693,351	1,486
Kingfisher PLC	200,592	832
Land Securities Group PLC (ö)	40,123	563
Legal & General Group PLC	978,594	1,802
Lloyds Banking Group PLC (Æ)	5,443,186	3,873
Misys PLC	240,860	1,566
Mondi PLC	360,432	3,544
National Grid PLC	520,556	5,101
Pearson PLC	231,870	4,468
Persimmon PLC Class A	294,913	2,236
Prudential PLC	723,467	8,194
Reckitt Benckiser Group PLC	345,390	19,599
Reed Elsevier PLC	797,285	7,250
Rio Tinto PLC	240,595	16,982
Rolls-Royce Holdings PLC (Æ)	1,447,850	15,507
Royal Bank of Scotland Group PLC - ADR (Æ)	15,163,085	8,883
Royal Dutch Shell PLC Class A (Ñ)	1,834,616	67,423
Royal Dutch Shell PLC - ADR	184,700	13,603
Royal Dutch Shell PLC Class B	158,281	5,818
RSA Insurance Group PLC	313,211	676
Scottish & Southern Energy PLC (Ñ)	339,642	7,287
Shire PLC - ADR	611,561	21,272
Smith & Nephew PLC	927,761	9,762
Smiths Group PLC	352,000	6,558
Standard Chartered PLC	1,361,720	34,824
Tate & Lyle PLC	232,002	2,321
Tesco PLC	5,972,588	37,592
Travis Perkins PLC	923,361	13,391
Tullow Oil PLC	1,049,244	21,184
Unilever PLC	872,871	27,910
United Utilities Group PLC	918,093	8,869
Vodafone Group PLC - ADR	17,083,898	48,233
Weir Group PLC (The)	227,271	7,916
Xstrata PLC	801,571	17,045

		933,748

United States - 0.9%
Citigroup, Inc.	236,663	9,074
Liberty Global, Inc. Class A (Æ)	114,100	4,769
MercadoLibre, Inc.	93,773	7,447
Newmont Mining Corp.	275,600	15,326
Sohu.com, Inc. (Æ)	32,440	2,923
Synthes, Inc. (Æ)(Þ)	20,316	3,663

		43,202

	Principal Amount ($) or Shares		Market Value $
Virgin Islands, British - 0.1%
Arcos Dorados Holdings, Inc. Class A	235,272		5,519

Total Common Stocks (cost $4,102,114)			4,646,662

Preferred Stocks - 0.3%
Brazil - 0.2%
Itau Unibanco Holding SA	154,600		3,134
Usinas Siderurgicas de Minas Gerais SA (Æ)	1,086,800		7,814

			10,948

Germany - 0.1%
Porsche Automobil Holding SE	68,946		5,318
Volkswagen AG	7,204		1,443

			6,761

Total Preferred Stocks (cost $17,380)			17,709

Long-Term Investments - 0.1%
Switzerland - 0.1%
UBS AG Zero coupon due 11/01/2013	44		4,611

Total Long-Term Investments (cost $4,534)			4,611

Warrants & Rights - 0.4%
Switzerland - 0.0%
HTC Corp. (Æ) 2013 Warrants	24,150		717

United Kingdom - 0.1%
HSBC Bank PLC (Æ) 2020 Warrants	107,000		3,589
HSBC Bank PLC (Æ) 2021 Warrants	184,300		2,411

			6,000

United States - 0.3%
Citigroup Global Markets (Æ) 2015 Warrants	504,600		4,390
JPMorgan Structured Notes (Æ) 2016 Warrants	55,500		7,093

			11,483

Total Warrants & Rights (cost $16,120)			18,200

Short-Term Investments - 6.3%
United States - 6.3%
Russell U.S. Cash Management Fund	320,809,985	(¥)	320,810

Total Short-Term Investments (cost $320,810)			320,810

38	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Other Securities - 6.2%
Russell Investment Company Liquidating Trust (×)	4,341,118	(¥)	4,373
Russell U.S. Cash Collateral Fund (×)	308,579,174	(¥)	308,579

Total Other Securities (cost $312,920)			312,952

Total Investments - 104.9% (identified cost $4,773,878)			5,320,944

Other Assets and Liabilities, Net - (4.9%)			(247,166)

Net Assets - 100.0%			5,073,778

A portion of the portfolio has been fair valued at period end.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	39

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC 40 Index Futures (France)	1,425	EUR	52,347	08/11	(1,992)
DAX Index Futures (Germany)	215	EUR	38,598	09/11	(15)
EURO STOXX 50 Index Futures (EMU)	1,700	EUR	45,458	09/11	(2,107)
FTSE-100 Index Futures (UK)	1,094	GBP	63,283	09/11	342
Hang Seng Index Futures (Hong Kong)	153	HKD	170,786	08/11	(105)
MIB Index Futures (Italy)	122	EUR	11,242	09/11	(1,366)
MSCI EAFE E Mini Index Futures (CME)	13	EUR	1,248	08/11	(56)
MSCI Singapore Index Futures	38	SGD	2,772	08/11	11
S&P TSE 60 Index Futures (Canada)	210	CAD	30,752	09/11	(763)
SPI 200 Index Futures (Australia)	178	AUD	19,478	09/11	(907)
TOPIX Index Futures (Japan)	825	JPY	6,938,250	09/11	1,443

Short Positions
AEX Index Futures (Netherlands)	75	EUR	4,914	08/11	39
OMX 30 Index Futures (Sweden)	953	SEK	102,043	08/11	374
S&P TSE 60 Index Futures (Canada)	143	CAD	20,941	09/11	422
SPI 200 Index Futures (Australia)	323	AUD	35,344	09/11	1,455
Swiss Market Index Futures	580	CHF	33,640	09/11	1,179

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2,046)

See accompanying notes which are an integral part of this quarterly report.

40	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	793	AUD	752	09/21/11	28
Bank of America	USD	1,040	AUD	1,000	09/21/11	52
Bank of America	USD	9,434	AUD	9,000	09/21/11	393
Bank of America	USD	1,014	CAD	1,000	09/21/11	31
Bank of America	USD	2,245	CAD	2,120	09/21/11	(29)
Bank of America	USD	3,330	CAD	3,253	09/21/11	71
Bank of America	USD	3,810	CAD	3,687	09/21/11	44
Bank of America	USD	4,240	EUR	3,000	09/21/11	66
Bank of America	USD	1,595	GBP	1,000	09/21/11	45
Bank of America	USD	385	HKD	3,000	09/21/11	—
Bank of America	USD	750	JPY	60,131	09/21/11	32
Bank of America	USD	1,244	JPY	100,000	09/21/11	56
Bank of America	USD	1,282	JPY	102,714	09/21/11	53
Bank of America	USD	1,516	JPY	121,521	09/21/11	63
Bank of America	USD	1,532	JPY	122,951	09/21/11	66
Bank of America	USD	1,532	JPY	122,951	09/21/11	66
Bank of America	USD	1,532	JPY	122,951	09/21/11	66
Bank of America	USD	1,533	JPY	122,951	09/21/11	65
Bank of America	USD	1,534	JPY	122,951	09/21/11	64
Bank of America	USD	3,194	JPY	257,673	09/21/11	155
Bank of America	USD	4,787	JPY	378,083	09/21/11	127
Bank of America	USD	4,791	JPY	378,355	09/21/11	127
Bank of America	USD	933	NZD	1,136	09/21/11	62
Bank of America	USD	945	NZD	1,150	09/21/11	62
Bank of America	USD	945	NZD	1,150	09/21/11	62
Bank of America	USD	1,642	NZD	1,952	09/21/11	67
Bank of America	USD	1,646	NZD	1,955	09/21/11	66
Bank of America	USD	1,646	NZD	1,955	09/21/11	66
Bank of America	USD	1,646	NZD	1,955	09/21/11	66
Bank of America	USD	2,906	NZD	3,383	09/21/11	56
Bank of America	USD	2,908	NZD	3,383	09/21/11	55
Bank of America	USD	3,159	NZD	3,948	09/21/11	299
Bank of America	AUD	748	USD	791	09/21/11	(25)
Bank of America	AUD	1,013	USD	1,072	09/21/11	(34)
Bank of America	AUD	1,013	USD	1,072	09/21/11	(34)
Bank of America	AUD	1,687	USD	1,767	09/21/11	(75)
Bank of America	AUD	1,693	USD	1,773	09/21/11	(75)
Bank of America	AUD	1,693	USD	1,774	09/21/11	(74)
Bank of America	AUD	1,693	USD	1,774	09/21/11	(74)
Bank of America	AUD	2,504	USD	2,625	09/21/11	(109)
Bank of America	AUD	3,824	USD	3,957	09/21/11	(218)
Bank of America	DKK	37	USD	7	09/21/11	—
Bank of America	HKD	1,687	USD	217	09/21/11	—
Bank of America	ILS	294	USD	86	09/21/11	1
Bank of America	JPY	87,275	USD	1,090	09/21/11	(44)
Bank of America	JPY	106,022	USD	1,310	09/21/11	(68)
Bank of America	JPY	106,889	USD	1,320	09/21/11	(70)
Bank of America	JPY	106,889	USD	1,321	09/21/11	(69)
Bank of America	JPY	106,889	USD	1,320	09/21/11	(70)
Bank of America	JPY	106,889	USD	1,320	09/21/11	(69)
Bank of America	JPY	112,434	USD	1,436	09/21/11	(26)
Bank of America	JPY	112,434	USD	1,436	09/21/11	(26)
Bank of America	JPY	168,995	USD	2,080	09/21/11	(117)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	NZD	1,312	USD	1,079	09/21/11	(70)
Bank of America	NZD	1,318	USD	1,084	09/21/11	(71)
Bank of America	NZD	1,318	USD	1,083	09/21/11	(71)
Bank of America	SGD	53	USD	43	09/21/11	(1)
Barclays Bank PLC	USD	518	CHF	415	08/03/11	10
Barclays Bank PLC	USD	1,377	CHF	1,104	08/03/11	26
Barclays Bank PLC	USD	326	GBP	199	08/02/11	1
Barclays Bank PLC	USD	623	GBP	381	08/02/11	3
Barclays Bank PLC	USD	1,161	GBP	711	08/02/11	5
Barclays Bank PLC	USD	839	GBP	510	08/03/11	(2)
Barclays Bank PLC	USD	652	JPY	50,294	08/03/11	2
Barclays Bank PLC	USD	93	NOK	505	08/02/11	—
Barclays Bank PLC	EUR	329	USD	470	08/02/11	(2)
Barclays Bank PLC	EUR	482	USD	694	08/03/11	1
Barclays Bank PLC	GBP	629	USD	1,027	08/02/11	(5)
Barclays Bank PLC	JPY	164,032	USD	2,108	08/01/11	(23)
Barclays Bank PLC	TRY	255	USD	152	08/01/11	1
BNP Paribas	USD	2,810	AUD	2,677	09/21/11	113
BNP Paribas	USD	8,854	AUD	8,363	09/21/11	276
BNP Paribas	USD	6,219	CAD	6,092	09/21/11	150
BNP Paribas	USD	1,942	EUR	1,334	09/21/11	(28)
BNP Paribas	USD	325	HKD	2,523	09/21/11	(1)
BNP Paribas	USD	2,180	HKD	16,950	09/21/11	(4)
BNP Paribas	USD	1,026	ILS	3,482	09/21/11	(12)
BNP Paribas	USD	8,776	NOK	47,368	09/21/11	(6)
BNP Paribas	USD	22,832	SEK	141,752	09/21/11	(361)
BNP Paribas	USD	427	SGD	525	09/21/11	9
BNP Paribas	CAD	3,656	USD	3,721	09/21/11	(102)
BNP Paribas	CHF	8,098	USD	9,684	09/21/11	(613)
BNP Paribas	DKK	5,276	USD	1,031	09/21/11	14
BNP Paribas	JPY	1,263,668	USD	15,769	09/21/11	(655)
Brown Brothers Harriman & Co.	USD	8,855	AUD	8,363	09/21/11	276
Brown Brothers Harriman & Co.	USD	285	CHF	225	08/04/11	—
Brown Brothers Harriman & Co.	USD	192	EUR	134	08/01/11	—
Brown Brothers Harriman & Co.	USD	505	EUR	351	08/02/11	(1)
Brown Brothers Harriman & Co.	USD	1,942	EUR	1,334	09/21/11	(28)
Brown Brothers Harriman & Co.	USD	325	HKD	2,523	09/21/11	(1)
Brown Brothers Harriman & Co.	USD	1,026	ILS	3,482	09/21/11	(12)
Brown Brothers Harriman & Co.	USD	8,776	NOK	47,368	09/21/11	(6)
Brown Brothers Harriman & Co.	USD	22,833	SEK	141,752	09/21/11	(362)
Brown Brothers Harriman & Co.	USD	427	SGD	525	09/21/11	9
Brown Brothers Harriman & Co.	AUD	1,000	USD	1,067	09/21/11	(25)
Brown Brothers Harriman & Co.	AUD	8,399	USD	9,173	10/31/11	50
Brown Brothers Harriman & Co.	CAD	3,656	USD	3,721	09/21/11	(102)
Brown Brothers Harriman & Co.	CHF	8,098	USD	9,684	09/21/11	(613)
Brown Brothers Harriman & Co.	DKK	5,276	USD	1,031	09/21/11	15
Brown Brothers Harriman & Co.	EUR	8,000	USD	11,580	09/21/11	98
Brown Brothers Harriman & Co.	GBP	225	USD	371	08/03/11	1
Brown Brothers Harriman & Co.	GBP	3,000	USD	4,815	09/21/11	(106)
Brown Brothers Harriman & Co.	HKD	13,000	USD	1,672	09/21/11	3
Brown Brothers Harriman & Co.	JPY	400,000	USD	4,949	09/21/11	(250)
Brown Brothers Harriman & Co.	JPY	1,263,668	USD	15,769	09/21/11	(655)
Brown Brothers Harriman & Co.	SEK	1,308	USD	207	08/01/11	(1)

See accompanying notes which are an integral part of this quarterly report.

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	SEK	3,476	USD	552	08/02/11	—
Brown Brothers Harriman & Co.	SEK	1,097	USD	175	08/03/11	—
Citibank	EUR	3,000	USD	4,289	09/21/11	(17)
Citibank	JPY	300,000	USD	3,858	09/21/11	(41)
Credit Suisse First Boston	USD	1,108	AUD	1,014	09/21/11	(1)
Credit Suisse First Boston	USD	2,811	AUD	2,677	09/21/11	111
Credit Suisse First Boston	USD	6,220	CAD	6,092	09/21/11	149
Credit Suisse First Boston	USD	38	CHF	31	08/02/11	1
Credit Suisse First Boston	USD	186	CHF	150	08/03/11	4
Credit Suisse First Boston	USD	794	CHF	624	09/21/11	(1)
Credit Suisse First Boston	USD	33	DKK	169	09/21/11	—
Credit Suisse First Boston	USD	6	EUR	4	08/01/11	—
Credit Suisse First Boston	USD	296	GBP	181	08/01/11	1
Credit Suisse First Boston	USD	715	GBP	438	08/02/11	4
Credit Suisse First Boston	USD	10,331	GBP	6,319	09/21/11	36
Credit Suisse First Boston	USD	8,136	JPY	627,310	09/21/11	17
Credit Suisse First Boston	USD	290	NZD	332	09/21/11	—
Credit Suisse First Boston	CAD	675	USD	705	09/21/11	—
Credit Suisse First Boston	EUR	2,111	USD	3,019	08/01/11	(14)
Credit Suisse First Boston	EUR	2,050	USD	2,948	09/21/11	5
Credit Suisse First Boston	HKD	1,085	USD	139	09/21/11	—
Credit Suisse First Boston	ILS	448	USD	130	09/21/11	—
Credit Suisse First Boston	NOK	22,260	USD	4,127	09/21/11	6
Credit Suisse First Boston	SEK	10,279	USD	1,629	09/21/11	—
Credit Suisse First Boston	SGD	96	USD	80	09/21/11	—
Deutsche Bank AG	USD	2,810	AUD	2,677	09/21/11	113
Deutsche Bank AG	USD	27,310	EUR	18,730	09/21/11	(428)
Deutsche Bank AG	USD	10,328	GBP	6,319	09/21/11	39
Deutsche Bank AG	USD	2,179	HKD	16,950	09/21/11	(4)
Deutsche Bank AG	USD	11,549	JPY	921,000	09/21/11	422
Deutsche Bank AG	CHF	9,553	USD	11,344	09/30/11	(804)
HSBC Bank PLC	USD	27,314	EUR	18,730	09/21/11	(432)
HSBC Bank PLC	USD	517	GBP	316	08/01/11	3
HSBC Bank PLC	USD	980	GBP	600	08/01/11	5
HSBC Bank PLC	USD	1,083	GBP	663	08/01/11	6
HSBC Bank PLC	USD	10,328	GBP	6,319	09/21/11	39
HSBC Bank PLC	USD	2,180	HKD	16,950	09/21/11	(4)
HSBC Bank PLC	USD	11,551	JPY	921,000	09/21/11	420
HSBC Bank PLC	EUR	2,592	USD	3,723	08/01/11	(1)
HSBC Bank PLC	GBP	305	USD	497	08/01/11	(3)
HSBC Bank PLC	JPY	26,148	USD	335	08/01/11	(4)
HSBC Bank PLC	SEK	5,339	USD	840	08/01/11	(8)
HSBC Bank PLC	SEK	5,825	USD	917	08/01/11	(9)
JPMorgan Chase Bank	USD	2,811	AUD	2,677	09/21/11	112
JPMorgan Chase Bank	USD	1,019	CAD	1,000	09/21/11	27
JPMorgan Chase Bank	USD	4,076	CAD	3,963	09/21/11	67
JPMorgan Chase Bank	USD	6,220	CAD	6,092	09/21/11	149
JPMorgan Chase Bank	USD	40	DKK	212	09/21/11	1
JPMorgan Chase Bank	USD	173	EUR	120	09/21/11	(1)
JPMorgan Chase Bank	USD	4,281	EUR	3,000	09/21/11	25
JPMorgan Chase Bank	USD	5,737	EUR	4,000	09/21/11	4
JPMorgan Chase Bank	USD	27,316	EUR	18,730	09/21/11	(434)
JPMorgan Chase Bank	USD	1,615	GBP	1,000	09/21/11	26

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	10,329	GBP	6,319	09/21/11	38
JPMorgan Chase Bank	USD	385	HKD	3,000	09/21/11	—
JPMorgan Chase Bank	USD	2,179	HKD	16,950	09/21/11	(4)
JPMorgan Chase Bank	USD	1,249	JPY	100,000	09/21/11	50
JPMorgan Chase Bank	USD	11,548	JPY	921,000	09/21/11	423
JPMorgan Chase Bank	USD	3,159	MXN	37,010	08/02/11	(6)
JPMorgan Chase Bank	USD	998	SGD	1,199	08/01/11	(2)
JPMorgan Chase Bank	AUD	8,399	USD	9,175	10/31/11	52
JPMorgan Chase Bank	HKD	1,526	USD	196	09/21/11	—
JPMorgan Chase Bank	ILS	173	USD	50	09/21/11	(1)
JPMorgan Chase Bank	SGD	164	USD	134	09/21/11	(3)
Mellon Bank	USD	172	ILS	589	09/21/11	—
Mellon Bank	DKK	101	USD	19	09/21/11	—
Mellon Bank	HKD	13,679	USD	1,758	09/21/11	2
Mellon Bank	SGD	315	USD	256	09/21/11	(5)
Morgan Stanley & Co., Inc.	USD	257	AUD	240	08/01/11	7
Morgan Stanley & Co., Inc.	USD	269	CAD	265	08/01/11	8
Morgan Stanley & Co., Inc.	USD	1,155	EUR	793	08/01/11	(15)
Morgan Stanley & Co., Inc.	USD	428	GBP	262	08/01/11	3
Morgan Stanley & Co., Inc.	USD	121	HKD	944	08/01/11	—
Morgan Stanley & Co., Inc.	USD	481	JPY	34,654	08/01/11	(31)
Royal Bank of Canada	USD	8,855	AUD	8,363	09/21/11	276
Royal Bank of Canada	USD	4,694	CAD	4,463	09/21/11	(28)
Royal Bank of Canada	USD	6,219	CAD	6,092	09/21/11	149
Royal Bank of Canada	USD	1,942	EUR	1,334	09/21/11	(28)
Royal Bank of Canada	USD	27,314	EUR	18,730	09/21/11	(432)
Royal Bank of Canada	USD	10,329	GBP	6,319	09/21/11	38
Royal Bank of Canada	USD	325	HKD	2,523	09/21/11	(1)
Royal Bank of Canada	USD	2,179	HKD	16,950	09/21/11	(4)
Royal Bank of Canada	USD	1,027	ILS	3,482	09/21/11	(12)
Royal Bank of Canada	USD	11,543	JPY	921,000	09/21/11	428
Royal Bank of Canada	USD	8,775	NOK	47,368	09/21/11	(5)
Royal Bank of Canada	USD	22,832	SEK	141,752	09/21/11	(361)
Royal Bank of Canada	USD	427	SGD	525	09/21/11	9
Royal Bank of Canada	CAD	3,656	USD	3,721	09/21/11	(102)
Royal Bank of Canada	CHF	8,098	USD	9,684	09/21/11	(613)
Royal Bank of Canada	DKK	5,276	USD	1,031	09/21/11	15
Royal Bank of Canada	JPY	1,263,668	USD	15,769	09/21/11	(655)
Royal Bank of Scotland PLC	USD	1,220	CHF	1,022	09/21/11	80
Royal Bank of Scotland PLC	USD	1,675	CHF	1,377	09/21/11	76
Royal Bank of Scotland PLC	USD	2,345	CHF	1,954	09/21/11	140
Royal Bank of Scotland PLC	USD	160	EUR	112	08/02/11	1
Royal Bank of Scotland PLC	USD	4,001	EUR	2,780	09/21/11	(12)
Royal Bank of Scotland PLC	USD	4,275	EUR	3,000	09/21/11	31
Royal Bank of Scotland PLC	USD	7,148	EUR	4,896	09/21/11	(121)
Royal Bank of Scotland PLC	USD	7,204	EUR	5,007	09/21/11	(18)
Royal Bank of Scotland PLC	USD	658	GBP	402	08/01/11	3
Royal Bank of Scotland PLC	USD	1,599	GBP	1,000	09/21/11	42
Royal Bank of Scotland PLC	USD	2,002	GBP	1,250	09/21/11	49
Royal Bank of Scotland PLC	USD	5,850	GBP	3,607	09/21/11	68
Royal Bank of Scotland PLC	USD	7,772	GBP	4,878	09/21/11	230
Royal Bank of Scotland PLC	USD	11,106	GBP	6,752	09/21/11	(29)
Royal Bank of Scotland PLC	USD	2,474	JPY	200,000	09/21/11	126

See accompanying notes which are an integral part of this quarterly report.

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	2,548	JPY	200,000	09/21/11	51
Royal Bank of Scotland PLC	USD	740	NOK	3,991	09/21/11	(1)
Royal Bank of Scotland PLC	USD	2,306	NOK	12,687	09/21/11	43
Royal Bank of Scotland PLC	USD	4,694	NOK	25,198	09/21/11	(29)
Royal Bank of Scotland PLC	USD	10,378	SEK	65,443	09/21/11	(3)
Royal Bank of Scotland PLC	AUD	8,399	USD	9,177	10/31/11	54
Royal Bank of Scotland PLC	CAD	4,000	USD	4,236	09/21/11	54
Royal Bank of Scotland PLC	CHF	525	USD	630	09/21/11	(38)
Royal Bank of Scotland PLC	CHF	1,590	USD	1,891	09/21/11	(130)
Royal Bank of Scotland PLC	CHF	2,340	USD	2,793	09/21/11	(183)
Royal Bank of Scotland PLC	CHF	3,722	USD	4,363	09/21/11	(369)
Royal Bank of Scotland PLC	EUR	526	USD	752	08/01/11	(4)
Royal Bank of Scotland PLC	EUR	1,010	USD	1,447	09/21/11	(3)
Royal Bank of Scotland PLC	EUR	2,241	USD	3,189	09/21/11	(27)
Royal Bank of Scotland PLC	EUR	2,333	USD	3,245	09/21/11	(104)
Royal Bank of Scotland PLC	EUR	4,000	USD	5,745	09/21/11	5
Royal Bank of Scotland PLC	EUR	14,777	USD	20,815	09/21/11	(393)
Royal Bank of Scotland PLC	GBP	1,568	USD	2,517	09/21/11	(55)
Royal Bank of Scotland PLC	GBP	2,461	USD	4,024	09/21/11	(14)
Royal Bank of Scotland PLC	NOK	1,991	USD	365	09/21/11	(3)
Royal Bank of Scotland PLC	NOK	7,135	USD	1,286	09/21/11	(35)
Royal Bank of Scotland PLC	NOK	38,889	USD	7,205	09/21/11	4
Royal Bank of Scotland PLC	SEK	2,085	USD	329	09/21/11	(2)
Royal Bank of Scotland PLC	SEK	4,496	USD	726	09/21/11	13
Royal Bank of Scotland PLC	SEK	30,235	USD	4,891	09/21/11	98
Royal Bank of Scotland PLC	SEK	53,599	USD	8,531	09/21/11	35
Royal Bank of Scotland PLC	SEK	60,252	USD	9,273	09/21/11	(278)
Royal Bank of Scotland PLC	SEK	67,927	USD	10,224	09/21/11	(544)
Societe Generale	USD	2,808	AUD	2,677	09/21/11	114
Societe Generale	USD	6,220	CAD	6,092	09/21/11	149
Societe Generale	USD	27,319	EUR	18,730	09/21/11	(437)
Societe Generale	USD	11,546	JPY	921,000	09/21/11	424
State Street Bank & Trust Co.	USD	1,323	AUD	1,197	08/02/11	(8)
State Street Bank & Trust Co.	USD	141	AUD	128	08/03/11	(1)
State Street Bank & Trust Co.	USD	160	AUD	146	08/04/11	1
State Street Bank & Trust Co.	USD	1,054	AUD	1,000	09/21/11	38
State Street Bank & Trust Co.	USD	2,084	AUD	2,000	09/21/11	100
State Street Bank & Trust Co.	USD	8,846	AUD	8,363	09/21/11	284
State Street Bank & Trust Co.	USD	15	CAD	15	09/21/11	—
State Street Bank & Trust Co.	USD	105	CAD	100	09/21/11	(1)
State Street Bank & Trust Co.	USD	194	CAD	190	09/21/11	4
State Street Bank & Trust Co.	USD	445	CAD	422	09/21/11	(3)
State Street Bank & Trust Co.	USD	723	CAD	707	09/21/11	16
State Street Bank & Trust Co.	USD	1,028	CAD	1,000	09/21/11	18
State Street Bank & Trust Co.	USD	1	CHF	—	08/02/11	—
State Street Bank & Trust Co.	USD	413	CHF	331	08/02/11	8
State Street Bank & Trust Co.	USD	507	CHF	401	08/03/11	3
State Street Bank & Trust Co.	USD	1,370	CHF	1,081	08/04/11	3
State Street Bank & Trust Co.	USD	1,305	CHF	1,050	09/21/11	30
State Street Bank & Trust Co.	USD	10	DKK	54	09/21/11	—
State Street Bank & Trust Co.	USD	177	DKK	921	09/21/11	—
State Street Bank & Trust Co.	USD	578	DKK	2,997	09/21/11	—
State Street Bank & Trust Co.	USD	598	DKK	3,046	09/21/11	(11)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	454	EUR	318	08/01/11	3
State Street Bank & Trust Co.	USD	152	EUR	106	08/02/11	—
State Street Bank & Trust Co.	USD	113	EUR	77	09/21/11	(2)
State Street Bank & Trust Co.	USD	1,942	EUR	1,334	09/21/11	(28)
State Street Bank & Trust Co.	USD	2,850	EUR	2,000	09/21/11	20
State Street Bank & Trust Co.	USD	3,027	EUR	2,108	09/21/11	(2)
State Street Bank & Trust Co.	USD	4,296	EUR	3,000	09/21/11	10
State Street Bank & Trust Co.	USD	268	GBP	164	08/02/11	1
State Street Bank & Trust Co.	USD	175	GBP	106	08/03/11	—
State Street Bank & Trust Co.	USD	754	GBP	463	09/21/11	5
State Street Bank & Trust Co.	USD	1,624	GBP	1,000	09/21/11	17
State Street Bank & Trust Co.	USD	143	HKD	1,117	08/02/11	—
State Street Bank & Trust Co.	USD	6	HKD	48	09/21/11	—
State Street Bank & Trust Co.	USD	66	HKD	513	09/21/11	—
State Street Bank & Trust Co.	USD	97	HKD	758	09/21/11	—
State Street Bank & Trust Co.	USD	257	HKD	2,000	09/21/11	—
State Street Bank & Trust Co.	USD	325	HKD	2,523	09/21/11	(1)
State Street Bank & Trust Co.	USD	1,146	HKD	8,925	09/21/11	—
State Street Bank & Trust Co.	USD	18	ILS	63	09/21/11	—
State Street Bank & Trust Co.	USD	59	ILS	202	09/21/11	—
State Street Bank & Trust Co.	USD	1,026	ILS	3,482	09/21/11	(12)
State Street Bank & Trust Co.	USD	245	JPY	19,042	08/01/11	3
State Street Bank & Trust Co.	USD	372	JPY	28,921	08/01/11	4
State Street Bank & Trust Co.	USD	499	JPY	39,919	09/21/11	20
State Street Bank & Trust Co.	USD	1,241	JPY	100,000	09/21/11	59
State Street Bank & Trust Co.	USD	1,680	JPY	131,434	09/21/11	28
State Street Bank & Trust Co.	USD	8,772	NOK	47,368	09/21/11	(2)
State Street Bank & Trust Co.	USD	22,823	SEK	141,752	09/21/11	(353)
State Street Bank & Trust Co.	USD	19	SGD	23	09/21/11	—
State Street Bank & Trust Co.	USD	45	SGD	55	09/21/11	1
State Street Bank & Trust Co.	USD	96	SGD	115	09/21/11	—
State Street Bank & Trust Co.	USD	427	SGD	525	09/21/11	9
State Street Bank & Trust Co.	USD	1,217	SGD	1,469	09/21/11	3
State Street Bank & Trust Co.	AUD	424	USD	468	08/02/11	3
State Street Bank & Trust Co.	AUD	422	USD	466	08/03/11	2
State Street Bank & Trust Co.	AUD	64	USD	68	09/21/11	(2)
State Street Bank & Trust Co.	AUD	307	USD	331	09/21/11	(4)
State Street Bank & Trust Co.	AUD	1,000	USD	1,095	09/21/11	3
State Street Bank & Trust Co.	AUD	1,500	USD	1,594	09/21/11	(43)
State Street Bank & Trust Co.	AUD	1,500	USD	1,588	09/21/11	(50)
State Street Bank & Trust Co.	AUD	8,399	USD	9,174	10/31/11	51
State Street Bank & Trust Co.	BRL	12	USD	8	08/01/11	—
State Street Bank & Trust Co.	CAD	1	USD	1	09/21/11	—
State Street Bank & Trust Co.	CAD	23	USD	24	09/21/11	—
State Street Bank & Trust Co.	CAD	2,000	USD	2,077	09/21/11	(14)
State Street Bank & Trust Co.	CAD	2,452	USD	2,591	09/21/11	28
State Street Bank & Trust Co.	CAD	2,500	USD	2,588	09/21/11	(26)
State Street Bank & Trust Co.	CAD	3,656	USD	3,720	09/21/11	(102)
State Street Bank & Trust Co.	CHF	67	USD	83	08/02/11	(2)
State Street Bank & Trust Co.	CHF	192	USD	229	09/21/11	(15)
State Street Bank & Trust Co.	CHF	8,098	USD	9,685	09/21/11	(612)
State Street Bank & Trust Co.	DKK	549	USD	108	09/21/11	2
State Street Bank & Trust Co.	DKK	658	USD	125	09/21/11	(2)

See accompanying notes which are an integral part of this quarterly report.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	DKK	781	USD	150	09/21/11	—
State Street Bank & Trust Co.	DKK	5,276	USD	1,031	09/21/11	14
State Street Bank & Trust Co.	EUR	1,000	USD	1,413	09/21/11	(22)
State Street Bank & Trust Co.	EUR	2,000	USD	2,856	09/21/11	(14)
State Street Bank & Trust Co.	EUR	4,000	USD	5,855	09/21/11	114
State Street Bank & Trust Co.	EUR	6,000	USD	8,688	09/21/11	77
State Street Bank & Trust Co.	EUR	6,000	USD	8,632	09/21/11	20
State Street Bank & Trust Co.	GBP	174	USD	286	08/03/11	—
State Street Bank & Trust Co.	GBP	1,000	USD	1,635	09/21/11	(6)
State Street Bank & Trust Co.	GBP	1,199	USD	1,969	09/21/11	2
State Street Bank & Trust Co.	GBP	1,500	USD	2,448	09/21/11	(13)
State Street Bank & Trust Co.	GBP	1,500	USD	2,407	09/21/11	(53)
State Street Bank & Trust Co.	GBP	2,500	USD	4,009	09/21/11	(93)
State Street Bank & Trust Co.	HKD	119	USD	15	09/21/11	—
State Street Bank & Trust Co.	HKD	622	USD	80	09/21/11	—
State Street Bank & Trust Co.	HKD	1,565	USD	201	09/21/11	—
State Street Bank & Trust Co.	HKD	4,000	USD	513	09/21/11	—
State Street Bank & Trust Co.	HKD	4,500	USD	579	09/21/11	1
State Street Bank & Trust Co.	HKD	6,000	USD	772	09/21/11	1
State Street Bank & Trust Co.	ILS	284	USD	83	09/21/11	—
State Street Bank & Trust Co.	ILS	286	USD	83	09/21/11	—
State Street Bank & Trust Co.	ILS	399	USD	118	09/21/11	2
State Street Bank & Trust Co.	JPY	32,673	USD	420	08/01/11	(5)
State Street Bank & Trust Co.	JPY	29,433	USD	378	08/02/11	(4)
State Street Bank & Trust Co.	JPY	63,600	USD	825	08/02/11	(1)
State Street Bank & Trust Co.	JPY	110,101	USD	1,414	08/02/11	(16)
State Street Bank & Trust Co.	JPY	250,000	USD	3,095	09/21/11	(154)
State Street Bank & Trust Co.	JPY	300,000	USD	3,798	09/21/11	(102)
State Street Bank & Trust Co.	JPY	310,000	USD	3,823	09/21/11	(207)
State Street Bank & Trust Co.	JPY	1,263,668	USD	15,770	09/21/11	(655)
State Street Bank & Trust Co.	JPY	4,210,516	USD	52,122	10/11/11	(2,616)
State Street Bank & Trust Co.	SEK	892	USD	142	08/03/11	—
State Street Bank & Trust Co.	SEK	12,652	USD	2,047	09/21/11	41
State Street Bank & Trust Co.	SEK	27,370	USD	4,314	09/21/11	(25)
State Street Bank & Trust Co.	SGD	45	USD	36	09/21/11	(1)
State Street Bank & Trust Co.	SGD	180	USD	148	09/21/11	(1)
State Street Bank & Trust Co.	SGD	339	USD	276	09/21/11	(5)
UBS AG	USD	530	CAD	516	09/21/11	9
UBS AG	USD	183	HKD	1,419	09/21/11	—
UBS AG	USD	87	ILS	298	09/21/11	—
UBS AG	USD	80	SGD	98	09/21/11	2
UBS AG	DKK	584	USD	113	09/21/11	—
UBS AG	EUR	980	USD	1,369	09/21/11	(38)
UBS AG	GBP	335	USD	534	09/21/11	(16)
UBS AG	HKD	950	USD	122	09/21/11	—
UBS AG	SEK	3,492	USD	530	09/21/11	(24)
Westpac Banking Corp.	USD	2,810	AUD	2,677	09/21/11	113
Westpac Banking Corp.	USD	6,219	CAD	6,092	09/21/11	150
Westpac Banking Corp.	USD	27,314	EUR	18,730	09/21/11	(432)
Westpac Banking Corp.	USD	10,329	GBP	6,319	09/21/11	38
Westpac Banking Corp.	USD	2,179	HKD	16,950	09/21/11	(4)
Westpac Banking Corp.	USD	11,549	JPY	921,000	09/21/11	422

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(8,086)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$149,548	$—	$—	$149,548
Austria	3,629	—	—	3,629
Belgium	42,909	—	—	42,909
Bermuda	51,060	—	—	51,060
Brazil	59,060	—	—	59,060
Canada	236,035	—	—	236,035
Cayman Islands	68,070	—	—	68,070
China	24,689	—	—	24,689
Curacao	204	—	—	204
Czech Republic	4,595	—	—	4,595
Denmark	46,183	—	—	46,183
Finland	26,311	—	—	26,311
France	365,260	—	—	365,260
Germany	301,710	—	—	301,710
Hong Kong	96,121	—	—	96,121
India	21,715	—	—	21,715
Indonesia	6,746	—	—	6,746
Ireland	28,648	—	—	28,648
Isle of Man	14,856	—	—	14,856
Israel	30,980	—	—	30,980
Italy	135,362	—	—	135,362
Japan	851,615	—	—	851,615
Jersey	17,403	—	—	17,403
Luxembourg	32,095	—	—	32,095
Mauritius	6,676	—	—	6,676
Mexico	11,068	—	—	11,068
Netherlands	258,961	—	—	258,961
Norway	4,166	—	—	4,166
Panama	2,482	—	—	2,482
Russia	26,685	—	—	26,685
Singapore	45,879	—	—	45,879
South Africa	31,206	—	—	31,206
South Korea	61,567	—	—	61,567
Spain	121,352	—	504	121,856
Sweden	58,539	—	—	58,539
Switzerland	367,103	—	—	367,103
Taiwan	49,263	—	—	49,263
Thailand	2,716	—	—	2,716
Turkey	1,222	—	—	1,222
United Kingdom	933,748	—	—	933,748
United States	43,202	—	—	43,202
Virgin Islands, British	5,519	—	—	5,519
Preferred Stocks	17,709	—	—	17,709
Long-Term Investments	4,611	—	—	4,611
Warrants & Rights	8,696	7,093	2,411	18,200
Short-Term Investments	—	320,810	—	320,810
Other Securities	—	312,952	—	312,952

Total Investments	4,677,174	640,855	2,915	5,320,944

Other Financial Instruments
Futures Contracts	(2,046)	—	—	(2,046)
Foreign Currency Exchange Contracts	(52)	(8,034)	—	(8,086)

Total Other Financial Instruments*	$(2,098)	$(8,034)	$—	$(10,132)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ended July 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

48	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.0%
Australia - 0.5%
Downer EDI, Ltd. (Æ)	561,800	2,364
Minara Resources, Ltd. (Ñ)	1,316,128	969
Newcrest Mining, Ltd.	229,600	9,976

		13,309

Belgium - 0.4%
Anheuser-Busch InBev NV Class 2	156,744	9,054
Delhaize Group SA	54,486	3,924

		12,978

Bermuda - 0.7%
African Minerals, Ltd. (Æ)	82,184	836
Axis Capital Holdings, Ltd.	56,100	1,788
China Hongxing Sports, Ltd. (Ñ)	6,320,000	451
Endurance Specialty Holdings, Ltd.	50,588	2,061
Guoco Group, Ltd.	142,000	1,731
PartnerRe, Ltd. - ADR	38,200	2,552
Seadrill, Ltd.	112,272	3,924
Stolt-Nielsen, Ltd. Class A (Ñ)	246,175	6,287

		19,630

Brazil - 1.4%
BM&FBovespa SA	630,062	3,685
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Å)(Æ)	285,500	1,859
Centrais Eletricas Brasileiras SA - ADR (Æ)	428,500	6,573
Itau Unibanco Holding SA - ADR	242,800	4,946
Lojas Renner SA	124,800	4,486
PDG Realty SA Empreendimentos e Participacoes	954,900	5,049
Petroleo Brasileiro SA - ADR (Æ)	371,852	11,427
Profarma Distribuidora de Produtos Farmaceuticos SA	93,100	864
QGEP Participacoes SA	185,474	2,117

		41,006

Canada - 3.7%
Bankers Petroleum, Ltd. (Æ)	259,000	1,626
Barrick Gold Corp.	461,400	21,949
Cameco Corp. Class A	558,000	14,820
Canadian National Railway Co.	296,070	22,164
Dundee Precious Metals, Inc.	584	5
Eastern Platinum, Ltd. (Æ)	2,359,807	2,470
Gabriel Resources, Ltd. (Æ)	563,000	4,390
National Bank of Canada	51,300	3,976
Nexen, Inc.	75,300	1,755
Niko Resources, Ltd.	13,500	928
Osisko Mining Corp. (Æ)(Ñ)(Þ)	190,500	2,825
Potash Corp. of Saskatchewan, Inc.	166,800	9,643
Shoppers Drug Mart Corp.	77,900	3,271
Ultra Petroleum Corp. (Æ)(Ñ)	203,600	9,533
Uranium Participation Corp. (Æ)	593,100	3,811
Westjet Airlines, Ltd.	104,177	1,542
Westjet Airlines, Ltd.	31,200	462

		105,170

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 1.9%
Baidu, Inc. - ADR (Æ)	85,648	13,453
China ZhengTong Auto Services Holdings, Ltd. (Æ)	4,022,949	5,317
Ctrip.com International, Ltd. - ADR (Æ)	193,043	8,899
Hengan International Group Co., Ltd. (Ñ)	446,000	3,877
Hengdeli Holdings, Ltd. (Æ)	4,400,083	2,185
NagaCorp, Ltd.	4,192,000	1,027
New Oriental Education & Technology Group - ADR (Æ)	40,391	5,159
Sina Corp. (Æ)	43,400	4,691
Tencent Holdings, Ltd.	79,542	2,070
Want Want China Holdings, Ltd. (Ñ)	1,188,000	1,059
Wynn Macau, Ltd.	1,824,239	6,367

		54,104

China - 0.4%
BBMG Corp. Class H	1,417,500	2,059
China Petroleum & Chemical Corp. Class H (Ñ)	2,791,300	2,754
Industrial & Commercial Bank of China Class H	10,053,867	7,650

		12,463

Cyprus - 0.1%
Global Ports Investment, Ltd. - GDR (Æ)	114,062	1,899

Denmark - 0.4%
Carlsberg A/S Class B	21,896	2,154
FLSmidth & Co. A/S	29,060	2,259
GN Store Nord A/S	200,722	1,819
Novo Nordisk A/S Class B	35,268	4,319

		10,551

Egypt - 0.2%
Egyptian Financial Group-Hermes Holding (Æ)	548,700	1,763
Oriental Weavers	519,412	2,659
Telecom Egypt - ADR	748,100	1,961

		6,383

Finland - 0.1%
Nokia OYJ - ADR (Ñ)	489,500	2,839

France - 5.9%
Areva SA (Æ)(Ñ)	76,683	2,811
BNP Paribas SA	96,445	6,301
Club Mediterranee SA (Æ)(Ñ)	86,917	2,064
Danone	264,307	18,913
EDF SA	403,600	15,348
Eutelsat Communications SA	211,320	9,120
Legrand SA - ADR	555,261	21,634
LVMH Moet Hennessy Louis Vuitton SA - ADR	154,446	28,395
Pernod-Ricard SA	87,779	8,718
PPR	10,908	2,022

Russell Global Equity Fund	49

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Publicis Groupe SA - ADR (Ñ)	306,893	15,652
Sanofi - ADR	132,551	10,340
Schneider Electric SA	84,065	12,218
Societe Generale SA	23,593	1,178
Thales SA	215,300	9,221
Total SA	107,575	5,840

		169,775

Germany - 3.8%
Allianz SE	145,028	18,976
Brenntag AG	11,431	1,168
Commerzbank AG (Æ)	409,388	1,564
Daimler AG	128,400	9,347
Deutsche Boerse AG (Æ)	50,634	3,760
Deutsche Telekom AG	148,174	2,308
E.ON AG	172,097	4,753
Linde AG	202,943	36,451
Merck KGaA	160,489	17,189
SAP AG - ADR	223,680	14,028

		109,544

Hong Kong - 0.2%
AIA Group, Ltd. (Æ)	648,458	2,384
Cathay Pacific Airways, Ltd. (Ñ)	1,510,800	3,501

		5,885

Hungary - 0.1%
Egis Gyogyszergyar Nyrt	19,150	1,867

India - 0.4%
Axis Bank, Ltd.	242,953	7,354
Container Corp. of India	101,860	2,526
GMR Infrastructure, Ltd. (Æ)	2,661,788	1,846

		11,726

Indonesia - 0.3%
PT Medco Energi International Tbk (Æ)	4,460,000	1,311
Telekomunikasi Indonesia Tbk PT - ADR	175,000	6,108

		7,419

Ireland - 1.8%
Accenture PLC Class A	717,940	42,459
Cooper Industries PLC	31,900	1,668
Ingersoll-Rand PLC	90,505	3,387
iShares MSCI World	197,918	5,532

		53,046

Italy - 0.7%
Enel SpA	1,096,002	6,331
ERG SpA	656,575	8,769
Intesa Sanpaolo SpA	1,932,853	4,488
Unione di Banche Italiane SCPA	250,649	1,209

		20,797

	Principal Amount ($) or Shares	Market Value $
Japan - 7.5%
77 Bank, Ltd. (The) (Ñ)	371,000	1,634
Ajinomoto Co., Inc.	203,000	2,516
Canon, Inc.	338,500	16,489
Daiwa Securities Group, Inc. (Ñ)	5,891,000	25,711
East Japan Railway Co.	225,191	14,158
Futaba Corp.	178,400	3,260
Honda Motor Co., Ltd.	136,200	5,449
Japan Digital Laboratory Co., Ltd.	80,200	996
Japan Steel Works, Ltd. (The) (Ñ)	810,000	5,692
Kamigumi Co., Ltd.	490,000	4,875
Kurita Water Industries, Ltd. (Ñ)	72,800	2,117
Makita Corp.	122,500	5,776
Mitsubishi UFJ Financial Group, Inc.	1,203,600	6,129
Mitsui & Co., Ltd.	360,500	6,813
MS&AD Insurance Group Holdings (Ñ)	239,400	6,008
Nippon Electric Glass Co., Ltd.	416,200	5,266
Nippon Telegraph & Telephone Corp.	297,820	14,700
Nomura Holdings, Inc.	429,100	2,096
Organo Corp. (Ñ)	85,000	633
Panasonic Corp.	157,300	1,886
Ricoh Co., Ltd. (Ñ)	263,295	2,846
Rohm Co., Ltd.	294,300	17,203
Sankyo Co., Ltd.	49,100	2,621
Sanshin Electronics Co., Ltd.	215,900	1,728
Seven & I Holdings Co., Ltd.	213,000	6,073
Shin-Etsu Chemical Co., Ltd. (Ñ)	69,100	3,738
Sumitomo Mitsui Financial Group, Inc.	93,700	2,962
Sumitomo Mitsui Trust Holdings, Inc.	2,096,999	7,736
Sumitomo Osaka Cement Co., Ltd.	733,000	2,123
T&D Holdings, Inc.	62,550	1,536
Takeda Pharmaceutical Co., Ltd.	43,600	2,081
TKC	7,100	158
Toppan Printing Co., Ltd.	511,000	4,049
Toyota Motor Corp.	449,000	18,401
TV Asahi Corp.	1,862	2,997
West Japan Railway Co.	98,200	4,177
Yamada Denki Co., Ltd. (Ñ)	38,420	3,069

		215,702

Jersey - 0.2%
Polyus Gold International, Ltd. - GDR (Æ)	1,521,175	5,476

Lebanon - 0.1%
Solidere - GDR (Æ)	97,750	1,662

Luxembourg - 0.4%
ArcelorMittal	257,800	8,077
Subsea 7 SA (Æ)	110,246	2,916

		10,993

Mexico - 0.2%
Grupo Televisa SA - ADR	313,300	6,952

Netherlands - 2.6%
Akzo Nobel NV	463,801	28,450
ASML Holding NV Class G	72,729	2,611

50	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Heineken NV	514,830	30,537
LyondellBasell Industries NV Class A	154,164	6,084
Nielsen Holdings NV (Æ)	206,614	6,190
SBM Offshore NV	84,880	2,052
X5 Retail Group NV - GDR (Æ)	6,076	254

		76,178

Netherlands Antilles - 0.3%
Schlumberger, Ltd.	94,700	8,558

Norway - 0.4%
iLinc Communications, Inc. (Æ)	1,733,106	1,963
Norsk Hydro ASA	321,857	2,303
Statoil ASA - ADR (Ñ)	211,400	5,194
Yara International ASA	45,468	2,606

		12,066

Panama - 0.5%
Carnival Corp.	464,600	15,471

Russia - 1.4%
Federal Hydrogenerating Co. JSC - ADR	2,122,946	10,615
Gazprom OAO - ADR (Æ)	651,412	9,374
Gazprom OAO - ADR	170,214	2,495
Lukoil OAO - ADR	58,432	3,903
Lukoil OAO - ADR (Æ)	2,235	150
Rosneft Oil Co. - GDR	360,573	3,076
Sberbank of Russia	1,201,917	4,421
VTB Bank OJSC - GDR (Þ)	461,242	2,772
WGC-3 OJSC Class 3 (Æ)	43,500,000	2,108

		38,914

Slovenia - 0.1%
Krka dd Novo mesto	24,100	2,092

South Africa - 0.5%
AngloGold Ashanti, Ltd. - ADR	137,600	5,771
Gold Fields, Ltd. - ADR	411,500	6,379
Impala Platinum Holdings, Ltd.	79,875	2,049
Simmer & Jack Mines, Ltd. - ADR (Æ)	9,971,456	30
Village Main Reef, Ltd. (Æ)	4,725,406	926

		15,155

South Korea - 1.6%
Hyundai Heavy Industries Co., Ltd.	13,150	5,089
Hyundai Motor Co.	32,943	7,343
Korea Electric Power Corp. - ADR	440,300	5,319
KT Corp. - ADR	201,250	3,976
Samsung Electronics Co., Ltd.	22,638	18,122
SK Telecom Co., Ltd. - ADR	336,425	5,356

		45,205

Spain - 0.8%
Banco Santander SA - ADR (Ñ)	1,732,060	18,230
International Consolidated Airlines Group SA	378,340	1,474

	Principal Amount ($) or Shares	Market Value $
Repsol YPF SA - ADR (Ñ)	94,406	2,988

		22,692

Sweden - 0.0%
Hexagon AB Class B	23,398	477

Switzerland - 6.7%
Actelion, Ltd. (Æ)	41,425	2,111
Adecco SA (Æ)	220,000	13,280
Cie Financiere Richemont SA	438,100	28,416
Credit Suisse Group AG (Æ)	367,600	13,293
Dufry Group (Æ)	22,808	2,696
Givaudan SA (Æ)	12,925	14,180
Holcim, Ltd. (Æ)	125,200	8,622
Julius Baer Group, Ltd. (Æ)	431,000	18,405
Nestle SA	712,617	45,498
Noble Corp. (Æ)	51,200	1,888
Novartis AG	298,580	18,399
Swisscom AG	13,251	6,389
Transocean, Ltd.	129,200	7,954
UBS AG (Æ)	647,000	10,777

		191,908

Thailand - 0.0%
Bangkok Bank PCL	169,100	1,001

Turkey - 0.2%
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	365,000	4,672

United Kingdom - 8.3%
Anglo American PLC	286,965	13,660
ARM Holdings PLC	998,321	9,570
Autonomy Corp. PLC (Æ)	86,065	2,375
Aviva PLC	594,079	3,889
Barclays PLC	2,005,432	7,341
BG Group PLC	415,471	9,848
BP PLC	1,535,964	11,623
Diageo PLC	1,303,041	26,629
Enterprise Inns PLC (Æ)	994,762	905
Experian PLC	860,326	11,333
GlaxoSmithKline PLC - ADR	160,266	3,588
HSBC Holdings PLC	538,465	5,254
Imperial Tobacco Group PLC	224,202	7,791
Marks & Spencer Group PLC	736,469	4,185
Pearson PLC	255,851	4,930
Punch Taverns PLC - ADR (Æ)	1,491,321	1,556
Reckitt Benckiser Group PLC	465,850	26,435
Reed Elsevier PLC	1,141,000	10,376
Rio Tinto PLC	27,642	1,951
Rolls-Royce Holdings PLC (Æ)	1,464,245	15,683
Royal Dutch Shell PLC Class B	252,971	9,299
Standard Chartered PLC	279,232	7,141
Tesco PLC	1,687,407	10,621
Vodafone Group PLC - ADR	5,618,931	15,864
Wolseley PLC	64,404	1,919
WPP PLC	1,400,311	15,963

		239,729

Russell Global Equity Fund	51

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 40.1%
3M Co.	203,350	17,720
Abbott Laboratories	57,000	2,925
Aetna, Inc.	97,150	4,031
Amazon.com, Inc. (Æ)	48,800	10,859
AMC Networks, Inc. Class A (Æ)	30,225	1,124
American International Group, Inc. (Æ)	215,425	6,183
Amgen, Inc.	144,933	7,928
Apache Corp.	51,300	6,347
Apple, Inc. (Æ)	128,183	50,053
Applied Materials, Inc.	1,372,400	16,908
Arch Coal, Inc.	322,632	8,259
AutoZone, Inc. (Æ)	18,900	5,395
Bank of New York Mellon Corp. (The)	843,910	21,191
Baxter International, Inc.	258,600	15,043
Best Buy Co., Inc. (Ñ)	134,800	3,720
Boeing Co. (The)	273,500	19,274
Broadcom Corp. Class A	402,400	14,917
Cablevision Systems Corp. Class A	120,900	2,945
Calpine Corp. (Æ)	382,500	6,216
Caterpillar, Inc.	22,400	2,213
Chesapeake Energy Corp.	115,473	3,966
Chevron Corp.	84,600	8,800
Cimarex Energy Co.	91,500	8,063
Cisco Systems, Inc.	1,176,540	18,789
Citigroup, Inc.	235,552	9,031
CME Group, Inc. Class A	25,900	7,490
Coca-Cola Co. (The)	64,878	4,412
Comcast Corp. Class A	471,200	10,998
Corning, Inc.	350,500	5,576
Crown Castle International Corp. (Æ)	160,300	6,957
CTC Media, Inc.	179,600	3,782
Dentsply International, Inc.	443,770	16,814
DP World, Ltd. (Æ)	380,976	4,720
Edison International	116,000	4,416
Eli Lilly & Co. (Ñ)	421,675	16,150
EMC Corp. (Æ)	266,937	6,962
Emerson Electric Co.	199,600	9,798
EOG Resources, Inc.	82,400	8,405
Exelon Corp.	208,476	9,188
Express Scripts, Inc. Class A (Æ)	47,100	2,556
Franklin Resources, Inc.	194,500	24,694
Freeport-McMoRan Copper & Gold, Inc.	95,400	5,052
General Dynamics Corp.	57,000	3,884
General Electric Co.	207,900	3,723
General Motors Co. (Æ)	401,970	11,127
Goldman Sachs Group, Inc. (The)	141,500	19,098
Google, Inc. Class A (Æ)	43,900	26,502
GrafTech International, Ltd. (Æ)	208,800	4,021
Halliburton Co.	298,149	16,318
Hasbro, Inc.	135,400	5,356
HCA Holdings, Inc. (Æ)	308,620	8,234
Hewlett-Packard Co.	117,600	4,135
Honeywell International, Inc.	412,360	21,896
Hubbell, Inc. Class B	54,300	3,229
Illinois Tool Works, Inc.	192,800	9,601
Intel Corp.	1,600,900	35,748

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp.	53,400	9,711
Johnson & Johnson	50,800	3,291
JPMorgan Chase & Co.	952,928	38,546
Juniper Networks, Inc. (Æ)	284,100	6,645
Laboratory Corp. of America Holdings (Æ)	58,600	5,319
Lockheed Martin Corp.	130,575	9,888
Mastercard, Inc. Class A	73,000	22,137
Medtronic, Inc.	547,230	19,728
Merck & Co., Inc.	219,400	7,488
MetLife, Inc.	120,600	4,970
Micron Technology, Inc. (Æ)	527,400	3,887
Microsoft Corp.	776,800	21,284
MSCI, Inc. Class A (Æ)	93,900	3,333
Murphy Oil Corp.	87,300	5,606
National Oilwell Varco, Inc.	143,800	11,586
Newfield Exploration Co. (Æ)	131,139	8,841
Newmont Mining Corp.	358,200	19,920
NYSE Euronext	100,800	3,373
Occidental Petroleum Corp.	29,200	2,867
Old Republic International Corp.	341,066	3,561
Omnicom Group, Inc.	451,780	21,198
Oracle Corp.	689,790	21,094
PACCAR, Inc.	187,434	8,024
Pfizer, Inc.	420,406	8,089
Praxair, Inc.	260,280	26,975
Qualcomm, Inc.	359,000	19,666
Range Resources Corp.	207,500	13,521
Shaw Group, Inc. (The) (Æ)	78,300	2,039
Sotheby’s Class A	246,852	10,454
SPDR S&P 500 ETF Trust	133,516	17,230
SPX Corp.	104,968	7,898
Starwood Hotels & Resorts Worldwide, Inc. (ö)	156,569	8,605
TJX Cos., Inc.	90,051	4,980
Travelers Cos., Inc. (The)	52,500	2,894
United Parcel Service, Inc. Class B	356,830	24,700
United States Steel Corp. (Ñ)	155,162	6,205
Valero Energy Corp.	125,300	3,148
Viacom, Inc. Class A	164,303	7,956
Visa, Inc. Class A	172,900	14,790
VMware, Inc. Class A (Æ)	35,399	3,552
Walgreen Co.	612,540	23,914
Wal-Mart Stores, Inc.	148,000	7,801
Walt Disney Co. (The)	716,990	27,690
Waters Corp. (Æ)	235,730	20,718
WellPoint, Inc.	176,200	11,902
Wells Fargo & Co.	579,500	16,191
Western Digital Corp. (Æ)	55,200	1,902
X5 Retail Group NV - GDR (Æ)	106,561	4,451

		1,152,310

Virgin Islands, British - 0.1%
Justice Holdings, Ltd. (Æ)	74,973	1,206
Mail.ru Group, Ltd. - GDR (Æ)(Ñ)(Þ)	63,566	2,381

		3,587

Total Common Stocks (cost $2,430,986)		2,731,191

52	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Preferred Stocks - 0.4%
Brazil - 0.1%
Investimentos Itau SA	626,893		4,212

Germany - 0.2%
Porsche Automobil Holding SE	43,900		3,386
Volkswagen AG	8,536		1,711

			5,097

South Korea - 0.1%
LG Electronics, Inc. (Ñ)	58,230		1,635

Total Preferred Stocks (cost $10,472)			10,944

Short-Term Investments - 4.8%
United States - 4.8%
Russell U.S. Cash Management Fund	137,445,439	(¥)	137,445

Total Short-Term Investments (cost $137,445)			137,445

Other Securities - 2.0%
Russell Investment Company Liquidating Trust (×)	2,359,316	(¥)	2,429
Russell U.S. Cash Collateral Fund (×)	53,955,072	(¥)	53,955

Total Other Securities (cost $56,314)			56,384

Total Investments - 102.2% (identified cost $2,635,217)			2,935,964

Other Assets and Liabilities, Net - (2.2%)			(62,973)

Net Assets - 100.0%			2,872,991

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	53

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	46	AUD	5,034	09/11	(217)
CAC 40 Index Futures (France)	200	EUR	7,347	08/11	(274)
DAX Index Futures (Germany)	37	EUR	6,643	09/11	(27)
EURO STOXX 50 Index Futures (EMU)	180	EUR	4,813	09/11	(171)
FTSE 100 Index Futures (UK)	110	GBP	6,363	09/11	31
Hang Seng Index Futures (Hong Kong)	16	HKD	17,860	08/11	(17)
OMX 30 Index Futures (Sweden)	110	SEK	11,778	08/11	(36)
S&P 500 E-Mini Index Futures (CME)	700	USD	45,094	09/11	149
S&P 500 Index Futures (CME)	40	USD	12,884	09/11	144
S&P Midcap 400 E-Mini Index Futures (CME)	66	USD	6,215	09/11	(7)
S&P TSE 60 Index Futures (Canada)	46	CAD	6,736	09/11	(251)
TOPIX Index Futures (Japan)	120	JPY	1,009,200	09/11	440

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(236)

See accompanying notes which are an integral part of this quarterly report.

54	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	312	AUD	300	09/21/11	16
Bank of America	USD	406	CAD	400	09/21/11	13
Bank of America	USD	1,413	EUR	1,000	09/21/11	24
Bank of America	USD	479	GBP	300	09/21/11	15
Bank of America	USD	128	HKD	1,000	09/21/11	—
Bank of America	USD	622	JPY	50,000	09/21/11	26
Bank of America	USD	153	SEK	1,000	09/21/11	5
BNP Paribas	USD	640	AUD	610	09/21/11	27
BNP Paribas	USD	1,086	CAD	1,064	09/21/11	28
BNP Paribas	USD	706	EUR	500	09/21/11	13
BNP Paribas	USD	380	HKD	2,958	09/21/11	(1)
Brown Brothers Harriman & Co.	USD	929	JPY	72,182	08/02/11	9
Brown Brothers Harriman & Co.	AUD	200	USD	218	09/21/11	—
Brown Brothers Harriman & Co.	CAD	400	USD	419	09/21/11	—
Brown Brothers Harriman & Co.	EUR	1,300	USD	1,866	09/21/11	(2)
Brown Brothers Harriman & Co.	GBP	400	USD	656	09/21/11	(2)
Brown Brothers Harriman & Co.	HKD	700	USD	90	09/21/11	—
Brown Brothers Harriman & Co.	JPY	60,000	USD	778	09/21/11	—
Brown Brothers Harriman & Co.	SEK	500	USD	79	09/21/11	—
Credit Suisse First Boston	USD	641	AUD	610	09/21/11	26
Credit Suisse First Boston	USD	1,087	CAD	1,064	09/21/11	28
Credit Suisse First Boston	USD	1,758	GBP	1,075	09/21/11	11
Credit Suisse First Boston	USD	292	SEK	1,821	09/21/11	(4)
Deutsche Bank AG	USD	640	AUD	610	09/21/11	26
Deutsche Bank AG	USD	4,437	EUR	3,043	09/21/11	(64)
Deutsche Bank AG	USD	1,757	GBP	1,075	09/21/11	11
Deutsche Bank AG	USD	380	HKD	2,958	09/21/11	(1)
Deutsche Bank AG	USD	2,123	JPY	169,333	09/21/11	72
Deutsche Bank AG	USD	293	SEK	1,821	09/21/11	(4)
HSBC Bank PLC	USD	210	AUD	200	09/21/11	9
HSBC Bank PLC	USD	4,438	EUR	3,043	09/21/11	(65)
HSBC Bank PLC	USD	1,757	GBP	1,075	09/21/11	11
HSBC Bank PLC	USD	380	HKD	2,958	09/21/11	(1)
HSBC Bank PLC	USD	2,124	JPY	169,333	09/21/11	72
HSBC Bank PLC	USD	77	NOK	417	08/01/11	—
JPMorgan Chase Bank	USD	641	AUD	610	09/21/11	26
JPMorgan Chase Bank	USD	1,087	CAD	1,064	09/21/11	28
JPMorgan Chase Bank	USD	2,160	EUR	1,500	09/21/11	(4)
JPMorgan Chase Bank	USD	4,438	EUR	3,043	09/21/11	(65)
JPMorgan Chase Bank	USD	1,758	GBP	1,075	09/21/11	11
JPMorgan Chase Bank	USD	380	HKD	2,958	09/21/11	(1)
JPMorgan Chase Bank	USD	2,123	JPY	169,333	09/21/11	72
JPMorgan Chase Bank	USD	293	SEK	1,821	09/21/11	(4)
JPMorgan Chase Bank	AUD	100	USD	108	09/21/11	(2)
JPMorgan Chase Bank	CAD	100	USD	105	09/21/11	—
JPMorgan Chase Bank	EUR	600	USD	861	09/21/11	(1)
JPMorgan Chase Bank	JPY	20,000	USD	255	09/21/11	(4)
JPMorgan Chase Bank	JPY	50,000	USD	618	09/21/11	(30)
Mellon Bank	AUD	100	USD	105	09/21/11	(4)
Mellon Bank	CAD	100	USD	103	09/21/11	(2)
Mellon Bank	GBP	200	USD	318	09/21/11	(11)
Mellon Bank	JPY	40,000	USD	498	09/21/11	(21)
Morgan Stanley & Co., Inc.	USD	69	AUD	62	08/01/11	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	55

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	USD	67	CAD	64	08/01/11	1
Morgan Stanley & Co., Inc.	USD	268	EUR	184	08/01/11	(3)
Morgan Stanley & Co., Inc.	USD	104	GBP	63	08/01/11	—
Morgan Stanley & Co., Inc.	USD	28	HKD	218	08/01/11	—
Morgan Stanley & Co., Inc.	USD	115	JPY	7,800	08/01/11	(14)
Morgan Stanley & Co., Inc.	SEK	21	USD	3	08/01/11	(1)
Royal Bank of Canada	USD	1,086	CAD	1,064	09/21/11	28
Royal Bank of Canada	USD	4,438	EUR	3,043	09/21/11	(65)
Royal Bank of Canada	USD	1,758	GBP	1,075	09/21/11	11
Royal Bank of Canada	USD	380	HKD	2,958	09/21/11	(1)
Royal Bank of Canada	USD	2,122	JPY	169,333	09/21/11	73
Royal Bank of Canada	USD	293	SEK	1,821	09/21/11	(4)
Royal Bank of Scotland PLC	USD	106	AUD	100	09/21/11	4
Royal Bank of Scotland PLC	USD	215	AUD	200	09/21/11	3
Royal Bank of Scotland PLC	USD	209	CAD	200	09/21/11	—
Royal Bank of Scotland PLC	USD	211	CAD	200	09/21/11	(2)
Royal Bank of Scotland PLC	USD	700	EUR	500	09/21/11	19
Royal Bank of Scotland PLC	USD	705	EUR	500	09/21/11	13
Royal Bank of Scotland PLC	USD	713	EUR	500	09/21/11	6
Royal Bank of Scotland PLC	USD	720	EUR	500	09/21/11	(2)
Royal Bank of Scotland PLC	USD	1,005	EUR	700	09/21/11	1
Royal Bank of Scotland PLC	USD	320	GBP	200	09/21/11	9
Royal Bank of Scotland PLC	USD	323	GBP	200	09/21/11	6
Royal Bank of Scotland PLC	USD	480	GBP	300	09/21/11	14
Royal Bank of Scotland PLC	USD	128	HKD	1,000	09/21/11	—
Royal Bank of Scotland PLC	USD	506	JPY	40,000	09/21/11	12
Royal Bank of Scotland PLC	USD	510	JPY	40,000	09/21/11	9
Royal Bank of Scotland PLC	USD	158	SEK	1,000	09/21/11	1
Royal Bank of Scotland PLC	EUR	400	USD	559	09/21/11	(16)
Royal Bank of Scotland PLC	EUR	1,000	USD	1,431	09/21/11	(6)
Royal Bank of Scotland PLC	HKD	700	USD	90	09/21/11	—
Societe Generale	USD	640	AUD	610	09/21/11	27
Societe Generale	USD	1,087	CAD	1,064	09/21/11	28
Societe Generale	USD	4,439	EUR	3,043	09/21/11	(66)
Societe Generale	USD	2,123	JPY	169,333	09/21/11	72
Societe Generale	USD	293	SEK	1,821	09/21/11	(4)
State Street Bank & Trust Co.	USD	15,495	AUD	14,041	08/15/11	(74)
State Street Bank & Trust Co.	USD	213	AUD	200	09/21/11	6
State Street Bank & Trust Co.	USD	317	AUD	300	09/21/11	11
State Street Bank & Trust Co.	USD	846	AUD	800	09/21/11	28
State Street Bank & Trust Co.	USD	206	CAD	195	08/02/11	(2)
State Street Bank & Trust Co.	USD	220	CAD	208	08/02/11	(2)
State Street Bank & Trust Co.	USD	97	CAD	92	08/03/11	(1)
State Street Bank & Trust Co.	USD	154	CAD	146	08/03/11	(1)
State Street Bank & Trust Co.	USD	23,307	CAD	21,960	08/15/11	(292)
State Street Bank & Trust Co.	USD	103	CAD	100	09/21/11	2
State Street Bank & Trust Co.	USD	208	CAD	200	09/21/11	1
State Street Bank & Trust Co.	USD	617	CAD	600	09/21/11	11
State Street Bank & Trust Co.	USD	12,138	CHF	9,719	08/15/11	197
State Street Bank & Trust Co.	USD	157	DKK	818	08/15/11	1
State Street Bank & Trust Co.	USD	241	EUR	169	08/02/11	2
State Street Bank & Trust Co.	USD	2,210	EUR	1,551	08/15/11	20
State Street Bank & Trust Co.	USD	10,390	EUR	7,173	08/15/11	(73)

See accompanying notes which are an integral part of this quarterly report.

56	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	1,293	GBP	794	08/02/11	10
State Street Bank & Trust Co.	USD	150	GBP	91	08/03/11	—
State Street Bank & Trust Co.	USD	322	GBP	200	09/21/11	7
State Street Bank & Trust Co.	USD	482	GBP	300	09/21/11	12
State Street Bank & Trust Co.	USD	484	GBP	300	09/21/11	10
State Street Bank & Trust Co.	USD	64	HKD	500	09/21/11	—
State Street Bank & Trust Co.	USD	128	HKD	1,000	09/21/11	—
State Street Bank & Trust Co.	USD	1,066	ILS	3,629	08/15/11	(5)
State Street Bank & Trust Co.	USD	357	JPY	27,713	08/15/11	2
State Street Bank & Trust Co.	USD	250	JPY	20,000	09/21/11	9
State Street Bank & Trust Co.	USD	253	JPY	20,000	09/21/11	6
State Street Bank & Trust Co.	USD	743	JPY	60,000	09/21/11	35
State Street Bank & Trust Co.	USD	107	NOK	578	08/02/11	—
State Street Bank & Trust Co.	USD	2,560	NOK	13,902	08/02/11	22
State Street Bank & Trust Co.	USD	1,259	SEK	8,011	08/15/11	15
State Street Bank & Trust Co.	USD	3,606	SEK	22,558	08/15/11	(20)
State Street Bank & Trust Co.	USD	78	SEK	500	09/21/11	1
State Street Bank & Trust Co.	USD	157	SEK	1,000	09/21/11	2
State Street Bank & Trust Co.	USD	2,258	SGD	2,711	08/15/11	(4)
State Street Bank & Trust Co.	AUD	200	USD	215	09/21/11	(3)
State Street Bank & Trust Co.	AUD	400	USD	423	09/21/11	(14)
State Street Bank & Trust Co.	CAD	100	USD	106	09/21/11	1
State Street Bank & Trust Co.	CAD	700	USD	725	09/21/11	(8)
State Street Bank & Trust Co.	DKK	818	USD	157	08/02/11	(1)
State Street Bank & Trust Co.	DKK	46,503	USD	9,040	08/15/11	63
State Street Bank & Trust Co.	EUR	1,551	USD	2,211	08/01/11	(18)
State Street Bank & Trust Co.	EUR	169	USD	241	08/15/11	(2)
State Street Bank & Trust Co.	EUR	500	USD	717	09/21/11	(1)
State Street Bank & Trust Co.	EUR	1,800	USD	2,589	09/21/11	3
State Street Bank & Trust Co.	GBP	202	USD	332	08/03/11	—
State Street Bank & Trust Co.	GBP	794	USD	1,293	08/15/11	(13)
State Street Bank & Trust Co.	GBP	5,042	USD	8,270	08/15/11	(25)
State Street Bank & Trust Co.	GBP	200	USD	325	09/21/11	(3)
State Street Bank & Trust Co.	GBP	500	USD	802	09/21/11	(21)
State Street Bank & Trust Co.	HKD	309	USD	40	08/01/11	—
State Street Bank & Trust Co.	HKD	1,315	USD	169	08/01/11	—
State Street Bank & Trust Co.	HKD	121,157	USD	15,552	08/15/11	7
State Street Bank & Trust Co.	HKD	1,000	USD	128	09/21/11	—
State Street Bank & Trust Co.	HKD	1,200	USD	154	09/21/11	—
State Street Bank & Trust Co.	JPY	42,228	USD	543	08/02/11	(6)
State Street Bank & Trust Co.	JPY	6,000	USD	74	09/21/11	(4)
State Street Bank & Trust Co.	JPY	20,000	USD	255	09/21/11	(4)
State Street Bank & Trust Co.	NOK	13,902	USD	2,558	08/15/11	(26)
State Street Bank & Trust Co.	NOK	32,766	USD	6,124	08/15/11	33
State Street Bank & Trust Co.	SEK	8,011	USD	1,260	08/02/11	(14)
State Street Bank & Trust Co.	SEK	1,000	USD	157	09/21/11	(1)
State Street Bank & Trust Co.	SEK	1,100	USD	174	09/21/11	—
UBS AG	USD	211	AUD	200	09/21/11	8
UBS AG	USD	309	CAD	300	09/21/11	6
UBS AG	USD	551	CHF	442	08/02/11	11
UBS AG	USD	1,436	EUR	1,000	09/21/11	—
UBS AG	USD	78	SEK	500	09/21/11	1
Westpac Banking Corp.	USD	207	AUD	200	09/21/11	11

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	57

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Westpac Banking Corp.	USD	640	AUD	610	09/21/11	26
Westpac Banking Corp.	USD	102	CAD	100	09/21/11	3
Westpac Banking Corp.	USD	1,086	CAD	1,064	09/21/11	28
Westpac Banking Corp.	USD	423	EUR	300	09/21/11	8
Westpac Banking Corp.	USD	4,438	EUR	3,043	09/21/11	(65)
Westpac Banking Corp.	USD	319	GBP	200	09/21/11	10
Westpac Banking Corp.	USD	1,758	GBP	1,075	09/21/11	11
Westpac Banking Corp.	USD	64	HKD	500	09/21/11	—
Westpac Banking Corp.	USD	380	HKD	2,958	09/21/11	(1)
Westpac Banking Corp.	USD	248	JPY	20,000	09/21/11	11
Westpac Banking Corp.	USD	2,123	JPY	169,333	09/21/11	72
Westpac Banking Corp.	USD	293	SEK	1,821	09/21/11	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						454

See accompanying notes which are an integral part of this quarterly report.

58	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$13,309	$—	$—	$13,309
Belgium	12,978	—	—	12,978
Bermuda	19,179	—	451	19,630
Brazil	41,006	—	—	41,006
Canada	103,628	—	1,542	105,170
Cayman Islands	54,104	—	—	54,104
China	12,463	—	—	12,463
Cyprus	1,899	—	—	1,899
Denmark	10,551	—	—	10,551
Egypt	6,383	—	—	6,383
Finland	2,839	—	—	2,839
France	169,775	—	—	169,775
Germany	109,544	—	—	109,544
Hong Kong	5,885	—	—	5,885
Hungary	1,867	—	—	1,867
India	11,726	—	—	11,726
Indonesia	7,419	—	—	7,419
Ireland	53,046	—	—	53,046
Italy	20,797	—	—	20,797
Japan	215,702	—	—	215,702
Jersey	5,476	—	—	5,476
Lebanon	1,662	—	—	1,662
Luxembourg	10,993	—	—	10,993
Mexico	6,952	—	—	6,952
Netherlands	76,178	—	—	76,178
Netherlands Antilles	8,558	—	—	8,558
Norway	12,066	—	—	12,066
Panama	15,471	—	—	15,471
Russia	38,914	—	—	38,914
Slovenia	2,092	—	—	2,092
South Africa	15,155	—	—	15,155
South Korea	45,205	—	—	45,205
Spain	22,692	—	—	22,692
Sweden	477	—	—	477
Switzerland	191,908	—	—	191,908
Thailand	1,001	—	—	1,001
Turkey	4,672	—	—	4,672
United Kingdom	239,729	—	—	239,729
United States	1,152,310	—	—	1,152,310
Virgin Islands, British	3,587	—	—	3,587
Preferred Stocks	10,944	—	—	10,944
Short-Term Investments	—	137,445	—	137,445
Other Securities	—	56,384	—	56,384

Total Investments	2,740,142	193,829	1,993	2,935,964

Other Financial Instruments
Futures Contracts	(236)	—	—	(236)
Foreign Currency Exchange Contracts	(6)	460	—	454

Total Other Financial Instruments*	$(242)	$460	$—	$218

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2011 were less than 1 % of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	59

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.6%
Austria - 0.1%
Vienna Insurance Group	29,798	1,586

Bermuda - 0.9%
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	160,490	3,069
China Foods, Ltd. (Ñ)	727,732	635
China Resources Gas Group, Ltd. (Ñ)	284,901	421
Cosan, Ltd. Class A	94,600	1,166
Credicorp, Ltd.	40,700	3,976
Giordano International, Ltd.	1,548,000	1,180
Haier Electronics Group Co., Ltd. (Æ)(Ñ)	751,000	915
IT, Ltd. (Ñ)	576,000	566
Li & Fung, Ltd.	1,424,000	2,368
Skyworth Digital Holdings, Ltd. (Ñ)	2,992,000	1,927
Yue Yuen Industrial Holdings, Ltd. (Ñ)	745,000	2,385

		18,608

Brazil - 8.9%
All America Latina Logistica SA	177,434	1,281
Amil Participacoes SA	168,228	1,920
B2W Cia Global Do Varejo	66,353	619
Banco Bradesco SA - ADR (Ñ)	392,007	7,538
Banco do Brasil SA	595,030	10,087
Banco Santander Brasil SA - ADR (Æ)	672,746	6,243
Banco Santander Brasil SA	245,730	2,309
Brasil Telecom SA	65,224	643
Braskem SA - ADR	44,300	1,075
BRF - Brasil Foods SA - ADR (Æ)(Ñ)	118,314	2,285
Brookfield Incorporacoes SA	765,100	3,365
CCR SA	32,000	963
Centrais Eletricas Brasileiras SA (Æ)	184,200	2,226
Centrais Eletricas Brasileiras SA - ADR (Æ)	71,515	862
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	28,000	1,209
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	240,340	7,175
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	14,923	891
Cia de Saneamento de Minas Gerais-COPASA (Æ)	75,500	1,582
Cia Energetica de Minas Gerais - ADR	213,829	4,127
Cia Hering	49,000	1,050
Cia Paranaense de Energia - ADR (Æ)	60,422	1,460
Cia Siderurgica Nacional SA (Æ)	83,072	867
CPFL Energia SA - ADR (Ñ)	72,849	2,105
Cyrela Brazil Realty SA Empreendimentos e Participacoes	331,800	3,252
Diagnosticos da America SA (Æ)	119,000	1,477
Fibria Celulose SA - ADR (Ñ)	154,800	1,851
Gerdau SA - ADR	112,500	1,026
Gol Linhas Aereas Inteligentes SA - ADR	107,700	836
Hypermarcas SA	402,000	3,090
Itau Unibanco Holding SA - ADR	222,714	4,537
Light SA	84,300	1,511

	Principal Amount ($) or Shares	Market Value $
Lojas Renner SA	72,849	2,618
Marfrig Alimentos SA	79,562	780
Natura Cosmeticos SA	222,100	5,048
Odontoprev SA	63,000	1,079
OGX Petroleo e Gas Participacoes SA (Æ)	458,584	3,820
Petroleo Brasileiro SA - ADR (Æ)	989,159	32,306
Porto Seguro SA	57,000	798
Redecard SA	180,200	3,102
Rossi Residencial SA	342,900	2,576
Santos Brasil Participacoes SA	59,500	1,032
Souza Cruz SA	231,900	2,766
Sul America SA	159,700	1,864
Tele Norte Leste Participacoes SA - ADR	109,089	1,525
Telecomunicacoes de Sao Paulo SA - ADR	42,470	1,347
Tim Participacoes SA - ADR (Æ)	104,428	5,226
Tractebel Energia SA	109,676	1,848
Vale SA Class B - ADR (Ñ)	933,479	28,934

		176,131

Canada - 0.4%
First Quantum Minerals, Ltd.	57,963	8,036

Cayman Islands - 4.0%
Anta Sports Products, Ltd. (Ñ)	1,623,000	2,449
ASM Pacific Technology, Ltd. (Ñ)	323,300	3,551
Baidu, Inc. - ADR (Æ)	49,200	7,728
China Forestry Holdings Co., Ltd. (Æ)(Ñ)	1,692,100	434
China Liansu Group Holdings, Ltd. (Ñ)	4,518,200	3,397
China Lumena New Materials Corp. (Ñ)	3,730,000	1,321
China Mengniu Dairy Co., Ltd.	294,000	1,018
China Rare Earth Holdings, Ltd. (Æ)	1,938,000	627
Daphne International Holdings, Ltd. (Ñ)	1,500,000	1,613
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	56,700	1,865
GCL-Poly Energy Holdings, Ltd. (Ñ)	2,405,000	1,355
Hengan International Group Co., Ltd.	615,000	5,346
International Mining Machinery Holdings, Ltd. (Ñ)	1,303,500	1,288
Ju Teng International Holdings, Ltd.	1,151,000	301
Li Ning Co., Ltd. (Ñ)	1,186,270	1,450
Longfor Properties Co., Ltd. (Ñ)	1,801,552	2,774
Melco Crown Entertainment, Ltd. - ADR (Æ)	668,044	10,107
MIE Holdings Corp.	2,089,438	807
Mongolian Mining Corp. (Æ)	490,000	601
New Oriental Education & Technology Group - ADR (Æ)	40,000	5,109
Pacific Textile Holdings, Ltd. (Ñ)	1,258,000	875
Parkson Retail Group, Ltd. (Ñ)	1,585,308	2,229
Real Gold Mining, Ltd. (Ñ)	633,000	720
Shenzhou International Group Holdings, Ltd.	502,000	738
Sina Corp. (Æ)	25,200	2,724
Soho China, Ltd. (Ñ)	1,576,000	1,430
Tencent Holdings, Ltd. (Ñ)	310,900	8,090
Tingyi Cayman Islands Holding Corp. (Ñ)	550,000	1,708
VanceInfo Technologies, Inc. - ADR (Æ)(Ñ)	98,800	1,999
Want Want China Holdings, Ltd. (Ñ)	1,983,238	1,768

60	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xingda International Holdings, Ltd. (Ñ)	4,650,000	3,293
Xinyi Glass Holdings, Ltd. (Ñ)	994,000	838

		79,553

Chile - 0.9%
Banco Santander Chile - ADR	66,817	6,213
Embotelladora Andina SA - ADR	35,449	931
Sociedad Quimica y Minera de Chile SA - ADR	152,200	9,789

		16,933

China - 4.6%
Agricultural Bank of China, Ltd. Class H (Ñ)	7,565,000	4,106
Air China, Ltd. Class H	944,000	998
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,667,387	7,809
Bank of China, Ltd. Class H	10,880,400	5,012
BBMG Corp. Class H (Ñ)	1,288,500	1,871
China Construction Bank Corp. Class H	5,322,120	4,288
China Life Insurance Co., Ltd. Class H (Ñ)	508,000	1,695
China Merchants Bank Co., Ltd. Class H (Ñ)	1,821,774	4,324
China Oilfield Services, Ltd. Class H	982,000	1,719
China Petroleum & Chemical Corp. Class H	6,650,000	6,561
China Petroleum & Chemical Corp. - ADR	5,354	530
China Shenhua Energy Co., Ltd. Class H	736,697	3,701
China South Locomotive and Rolling Stock Corp. (Ñ)	970,000	706
China Telecom Corp., Ltd. Class H	8,646,000	5,635
China Telecom Corp., Ltd. - ADR (Ñ)	25,114	1,652
Chongqing Machinery & Electric Co., Ltd. Class H	4,797,537	1,410
Dongfeng Motor Group Co., Ltd. Class H	3,868,000	7,653
Industrial & Commercial Bank of China Class H	11,357,550	8,642
Jiangsu Expressway Co., Ltd. Class H	2,796,000	2,691
Jiangxi Copper Co., Ltd. Class H (Ñ)	791,000	2,786
PetroChina Co., Ltd. Class H (Ñ)	1,340,000	1,898
PetroChina Co., Ltd. - ADR (Ñ)	10,300	1,465
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	2,492,000	4,310
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	2,412,000	3,299
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H (Ñ)	2,552,000	809
Tsingtao Brewery Co., Ltd. Class H (Ñ)	268,000	1,702
Weiqiao Textile Co. Class H	839,500	571
Wumart Stores, Inc. Class H	793,000	1,986
Zhaojin Mining Industry Co., Ltd.	946,000	1,886

		91,715

Colombia - 0.6%
BanColombia SA	151,500	2,471
BanColombia SA - ADR	47,365	3,141
Ecopetrol SA - ADR	161,613	6,828

		12,440

	Principal Amount ($) or Shares	Market Value $
Cyprus - 0.1%
Global Ports Investment, Ltd. - GDR (Å)(Æ)	32,776	546
Global Ports Investment, Ltd. - GDR (Æ)	789	13
Globaltrans Investment PLC - GDR	111,276	2,031

		2,590

Czech Republic - 0.3%
Komercni Banka AS	21,864	4,885
Telefonica Czech Republic AS	57,157	1,454

		6,339

Egypt - 0.4%
Orascom Construction Industries	92,544	4,019
Orascom Construction Industries - GDR (Ñ)	88,416	3,890

		7,909

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA (Æ)	93,694	2,430

Hong Kong - 3.9%
Agile Property Holdings, Ltd. (Ñ)	1,204,000	1,947
China Merchants Holdings International Co., Ltd. (Ñ)	1,430,000	5,082
China Mobile, Ltd.	975,732	9,709
China Mobile, Ltd. - ADR	261,774	13,044
China Overseas Land & Investment, Ltd. (Ñ)	1,260,667	2,831
China Resources Enterprise, Ltd.	1,540,480	6,691
China Unicom Hong Kong, Ltd.	518,000	1,032
China Unicom Hong Kong, Ltd. - ADR (Ñ)	314,857	6,303
CNOOC, Ltd.	4,412,000	9,861
CNOOC, Ltd. - ADR	68,095	15,138
Dah Chong Hong Holdings, Ltd.	1,245,000	1,636
Evergrande Real Estate Group, Ltd. (Ñ)	3,820,000	2,872
Shenzhen Investment, Ltd.	5,828,000	1,690

		77,836

Hungary - 0.7%
Magyar Telekom Telecommunications PLC	277,741	804
MOL Hungarian Oil and Gas PLC	38,979	4,195
MOL Hungarian Oil and Gas PLC - ADR (Å)(Æ)	4,213	233
OTP Bank PLC (Ñ)	236,664	6,872
Richter Gedeon Nyrt	10,973	2,193

		14,297

India - 3.6%
Allahabad Bank	385,535	1,761
Ambuja Cements, Ltd.	1,681,373	4,922
Apollo Tyres, Ltd.	295,444	489
Axis Bank, Ltd.	177,536	5,373
Bajaj Auto, Ltd.	117,619	3,912
Balrampur Chini Mills, Ltd. Class A	790,030	1,063
Bank of Baroda	102,404	2,036
Bank of India	331,600	2,897
Canara Bank	270,278	2,807

Russell Emerging Markets Fund	61

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dabur India, Ltd. Class A	940,764	2,215
Gitanjali Gems, Ltd.	144,991	1,017
HCL Technologies, Ltd.	190,494	2,099
HDFC Bank, Ltd. - ADR	89,500	3,111
Hindalco Industries, Ltd.	1,236,200	4,712
ICICI Bank, Ltd. - ADR	68,500	3,190
Infosys, Ltd.	24,298	1,526
Infosys, Ltd. - ADR	19,253	1,198
Jindal Poly Films, Ltd.	67,394	396
Jindal Saw, Ltd.	120,320	416
Lupin, Ltd.	24,300	250
Mahindra & Mahindra, Ltd.	76,835	1,253
MRF, Ltd.	10,277	1,677
Petronet LNG, Ltd.	546,411	2,124
Punjab National Bank	99,000	2,518
Reliance Industries, Ltd.	78,039	1,462
Reliance Industries, Ltd. - GDR (Þ)	77,559	2,931
Sesa Goa, Ltd.	271,151	1,688
State Bank of India	23,082	1,225
Steel Authority of India, Ltd.	432,523	1,237
Tata Steel, Ltd.	261,000	3,331
TVS Motor Co., Ltd.	1,091,238	1,220
Ultratech Cement, Ltd. (Æ)	77,798	1,812
Union Bank of India	402,000	2,626
United Spirits, Ltd.	58,683	1,361

		71,855

Indonesia - 3.8%
Alam Sutera Realty Tbk PT	20,882,000	1,032
Astra International Tbk PT	1,565,000	12,976
Bakrie Sumatera Plantations Tbk PT	14,276,000	730
Bank Danamon Indonesia Tbk PT	2,678,061	1,717
Bank Negara Indonesia Persero Tbk PT	7,469,170	3,909
Bank Rakyat Indonesia Persero Tbk PT	19,303,058	15,665
Charoen Pokphand Indonesia Tbk PT	12,240,284	3,923
Gajah Tunggal Tbk PT	1,891,000	728
Harum Energy Tbk PT	6,110,500	6,971
Indika Energy Tbk PT	3,576,500	1,567
Indocement Tunggal Prakarsa Tbk PT	1,996,571	3,628
Indofood Sukses Makmur Tbk PT	2,140,000	1,598
Jasa Marga PT	5,857,000	2,738
Kalbe Farma Tbk PT	8,374,500	3,423
Perusahaan Gas Negara PT	2,280,500	1,066
PT Gudang Garam TBK (Æ)	169,500	1,015
Ramayana Lestari Sentosa Tbk PT	5,097,992	504
Semen Gresik Persero Tbk PT	1,369,725	1,522
Tambang Batubara Bukit Asam Tbk PT	936,500	2,346
Telekomunikasi Indonesia Tbk PT	5,725,793	4,950
Timah Tbk PT	2,101,500	606
United Tractors Tbk PT	832,457	2,673

		75,287

Israel - 0.1%
Israel Chemicals, Ltd.	115,053	1,950

	Principal Amount ($) or Shares	Market Value $
Jersey - 0.1%
United Co. RUSAL PLC (Æ)	641,000	879
West China Cement, Ltd. (Ñ)	2,363,675	761

		1,640

Kazakhstan - 0.1%
KazMunaiGas Exploration Production - GDR	116,600	2,157

Luxembourg - 1.7%
Kernel Holding SA (Æ)	83,381	2,197
MHP SA - GDR (Æ)	61,100	1,026
Millicom International Cellular SA	47,700	5,732
SHS Genesis Smaller, Co.	221,336	25,249

		34,204

Malaysia - 1.5%
Axiata Group BHD	3,444,600	5,919
CIMB Group Holdings BHD	980,503	2,732
DiGi.Com BHD - GDR	274,100	2,793
DRB-Hicom BHD	1,619,300	1,222
Esso Malaysia BHD	111,900	186
IGB Corp. BHD	1,171,512	829
KLCC Property Holdings BHD	469,000	529
Kuala Lumpur Kepong BHD	229,300	1,680
Lafarge Malayan Cement BHD	272,441	678
Lion Industries Corp. BHD	1,080,600	608
Malayan Banking BHD	1,409,503	4,160
Malaysia Marine and Heavy Engineering Holdings BHD (Æ)	251,500	648
Petronas Chemicals Group BHD (Æ)	1,091,800	2,520
Petronas Dagangan BHD	160,300	964
PPB Group BHD	253,100	1,480
RHB Capital BHD	600,166	1,842
UEM Land Holdings BHD (Æ)	1,913,700	1,676

		30,466

Mexico - 3.5%
Alfa SAB de CV Class A (Ñ)	125,100	1,839
America Movil SAB de CV - ADR	750,058	19,352
Cemex SAB de CV - ADR (Æ)(Ñ)	333,240	2,346
Coca-Cola Femsa SAB de CV - ADR	44,600	4,295
Corp. Moctezuma SAB de CV	300,663	743
Empresas ICA SAB de CV - ADR (Æ)	126,800	1,028
Fomento Economico Mexicano SAB de CV - ADR	124,837	9,035
Genomma Lab Internacional SAB de CV Class B (Æ)	393,700	904
Grupo Aeroportuario del Sureste SAB de CV - ADR	35,505	2,117
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,191,967	5,209
Grupo Financiero Inbursa SA Class O (Ñ)	583,777	2,758
Grupo Mexico SAB de CV	932,997	3,436
Grupo Televisa SA - ADR	141,700	3,144
Megacable Holdings SAB de CV (Æ)	295,603	703

62	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Promotora y Operadora de Infraestructura SAB de CV (Æ)	105,100	527
Urbi Desarrollos Urbanos SAB de CV (Æ)(Ñ)	1,394,410	3,071
Wal-Mart de Mexico SAB de CV (Ñ)	949,490	2,619
Wal-Mart de Mexico SAB de CV - ADR	261,300	7,188

		70,314

Netherlands - 0.0%
X5 Retail Group NV - GDR (Æ)	6,500	272
Yandex NV Class A (Æ)	15,500	542

		814

Nigeria - 0.2%
First City Monument Bank PLC	16,265,148	659
Guaranty Trust Bank PLC	6,859,770	646
Guaranty Trust Bank PLC - GDR	172,487	716
Nigerian Breweries PLC	2,101,883	1,239
United Bank for Africa PLC Class A	21,809,472	738

		3,998

Panama - 0.1%
Copa Holdings SA Class A	29,500	1,936

Peru - 0.2%
Cia de Minas Buenaventura SA - ADR	69,867	2,860

Philippines - 1.1%
Alliance Global Group, Inc. (Æ)	11,609,500	3,190
Cebu Air, Inc.	290,590	581
DMCI Holdings, Inc.	4,192,500	4,477
International Container Terminal Services, Inc.	517,286	669
Megaworld Corp.	41,094,000	2,136
Metropolitan Bank & Trust - ADR	1,573,062	2,872
Philex Mining Corp.	3,435,500	2,091
Philippine Long Distance Telephone Co.	30,070	1,713
Philippine Long Distance Telephone Co. - ADR	23,840	1,349
Semirara Mining Corp. Class A	560,300	3,005
Universal Robina Corp.	271,600	305

		22,388

Poland - 1.9%
Bank Pekao SA	71,259	4,080
KGHM Polska Miedz SA	343,935	23,597
Polski Koncern Naftowy Orlen S.A.	147,056	2,472
Powszechna Kasa Oszczednosci Bank Polski SA	89,427	1,322
Powszechny Zaklad Ubezpieczen SA	11,061	1,507
Synthos SA	698,990	1,444
Telekomunikacja Polska SA	484,162	3,035

		37,457

	Principal Amount ($) or Shares	Market Value $
Russia - 8.8%
Aeroflot - Russian Airlines OJSC	358,191	908
Federal Hydrogenerating Co. JSC - ADR	180,026	900
Gazprom OAO - ADR	3,113,993	45,651
Gazprom OAO - ADR (Æ)	636,790	9,164
LSR Group - GDR	124,800	942
Lukoil OAO - ADR (Æ)	482,575	32,405
Lukoil OAO - ADR	55,986	3,740
Magnit OJSC - GDR	48,141	1,485
Magnit OJSC (Å)	29,818	4,262
Mechel - ADR	157,300	3,914
MMC Norilsk Nickel OJSC - ADR	247,308	6,613
Mobile Telesystems OJSC - ADR	548,187	10,295
Nomos-Bank - GDR (Å)(Æ)	39,852	735
Nomos-Bank - GDR (Æ)(Ñ)	20,771	383
NovaTek OAO - GDR	29,269	4,560
Novorossiysk Commercial Sea Port PJSC - GDR	127,338	1,079
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	200
Raspadskaya (Å)	392,707	2,379
Rosneft Oil Co. - GDR	790,156	6,740
Sberbank of Russia	5,920,479	21,777
Sberbank of Russia - ADR	73,500	1,086
Severstal OAO - GDR	35,292	686
Sistema JSFC - GDR	44,163	1,093
Surgutneftegas OJSC - ADR	662,941	6,721
Tatneft - ADR (Ñ)	60,772	2,542
Uralkali - GDR	87,800	4,325
VTB Bank OJSC - GDR	203,334	1,222

		175,807

Singapore - 0.0%
SunVic Chemical Holdings, Ltd.	713,000	397

South Africa - 5.4%
ABSA Group, Ltd.	82,211	1,618
Anglo American Platinum, Ltd.	14,003	1,201
AngloGold Ashanti, Ltd.	54,300	2,283
ArcelorMittal South Africa, Ltd. Class H	197,072	2,029
Aspen Pharmacare Holdings, Ltd. (Æ)	170,053	2,120
Astral Foods, Ltd.	112,396	2,127
Aveng, Ltd.	111,100	595
Bidvest Group, Ltd.	250,162	5,873
Exxaro Resources, Ltd.	129,280	3,482
FirstRand, Ltd.	714,602	2,060
Grindrod, Ltd.	565,750	1,172
Impala Platinum Holdings, Ltd.	146,555	3,759
Imperial Holdings, Ltd.	124,691	2,144
Kumba Iron Ore, Ltd.	25,872	1,975
Lewis Group, Ltd.	119,600	1,516
Massmart Holdings, Ltd.	18,202	394
Mondi Packaging South Africa, Ltd. (Æ)	190,545	391
Mondi, Ltd.	190,545	1,518
Mr Price Group, Ltd.	366,753	4,044
MTN Group, Ltd.	801,641	17,381
Pick n Pay Stores, Ltd.	201,966	1,239

Russell Emerging Markets Fund	63

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Remgro, Ltd.	193,965	3,213
RMB Holdings, Ltd.	274,370	1,037
Sanlam, Ltd.	536,437	2,170
Sasol, Ltd. - ADR	231,572	11,636
Shoprite Holdings, Ltd. - ADR	587,366	9,141
Spar Group, Ltd. (The) - ADR	73,494	1,012
Standard Bank Group, Ltd.	765,128	11,145
Telkom SA, Ltd.	71,722	384
Truworths International, Ltd.	118,519	1,284
Vodacom Group, Ltd. - ADR	410,550	5,225
Woolworths Holdings, Ltd.	275,152	1,299

		106,467

South Korea - 13.0%
Aekyung Petrochemical Co., Ltd.	8,238	408
Amorepacific Corp.	4,962	5,648
Cheil Industries, Inc.	39,959	4,567
CJ CheilJedang Corp. (Ñ)	8,100	2,351
Daesang Corp.	55,560	698
DGB Financial Group, Inc. (Æ)	137,600	2,180
Dongbu Insurance Co., Ltd.	35,040	1,738
Dongkuk Steel Mill Co., Ltd.	22,530	847
Dongwon F&B Co., Ltd.	10,420	537
Fila Korea, Ltd.	32,239	2,718
Hana Financial Group, Inc.	196,490	7,706
Hankook Tire Co., Ltd.	70,280	2,860
Hansol Paper Co. (Ñ)	96,960	807
Hanwha Chem Corp.	33,270	1,467
Honam Petrochemical Corp.	3,693	1,513
Hwa Shin Co., Ltd.	29,220	510
Hynix Semiconductor, Inc. Class QUICS	53,930	1,240
Hyosung Corp.	30,281	2,683
Hyundai Department Store Co., Ltd.	11,771	2,054
Hyundai Engineering & Construction Co., Ltd.	48,478	3,973
Hyundai Heavy Industries Co., Ltd.	14,438	5,587
Hyundai Home Shopping Network Corp.	26,320	3,707
Hyundai Hysco (Ñ)	34,230	1,573
Hyundai Marine & Fire Insurance Co., Ltd.	81,850	2,624
Hyundai Mobis	13,224	4,766
Hyundai Motor Co.	87,354	19,471
Hyundai Steel Co.	38,600	4,760
Hyundai Wia Corp. (Æ)	5,073	780
Industrial Bank of Korea	36,790	633
ISU Chemical Co., Ltd.	13,330	398
KB Financial Group, Inc.	124,462	6,198
KB Financial Group, Inc. - ADR	111,470	5,530
KCC Corp.	7,080	2,350
Kia Motors Corp.	192,455	14,129
KIWOOM Securities Co., Ltd.	48,140	2,676
Kolon Industries, Inc.	15,211	1,695
Korea Electric Power Corp. (Æ)	240,373	5,848
KP Chemical Corp. (Ñ)	107,060	2,605
KT Corp. - ADR	119,000	2,351
KT&G Corp.	73,066	4,546
LG Chem, Ltd.	22,374	9,974
LG Display Co., Ltd.	214,350	5,520

	Principal Amount ($) or Shares	Market Value $
LG Display Co., Ltd. - ADR (Ñ)	76,200	978
LG Electronics, Inc. Class H (Ñ)	34,310	2,616
LG International Corp.	1,929	113
LG Uplus Corp.	412,700	2,083
LIG Insurance Co., Ltd.	37,030	920
Lotte Chilsung Beverage Co., Ltd.	2,123	2,918
Lotte Confectionery Co., Ltd.	1,352	2,310
Lotte Shopping Co., Ltd.	2,158	932
MegaStudy Co., Ltd.	5,654	808
Meritz Finance Holdings Co., Ltd. (Æ)	17,143	48
Meritz Fire & Marine Insurance Co., Ltd.	93,196	1,083
NHN Corp. (Æ)	10,899	2,171
NongShim Co., Ltd.	2,994	718
Paradise Co., Ltd.	46,398	355
Poongsan Corp.	105,000	4,442
POSCO - ADR	43,700	4,798
Samsung Electronics Co., Ltd. - GDR	41,113	13,150
Samsung Electronics Co., Ltd.	37,150	29,740
Samsung Electronics Co., Ltd. - GDR	300	119
Samsung Fire & Marine Insurance Co., Ltd.	58,031	13,128
Samsung Heavy Industries Co., Ltd.	44,450	1,811
Samsung Life Insurance Co., Ltd.	29,951	2,835
Shinhan Financial Group Co., Ltd.	102,509	4,910
SK Holdings Co., Ltd.	10,989	1,892
SK Telecom Co., Ltd. - ADR	219,600	3,496
SKC Co., Ltd. (Ñ)	103,871	6,867

		259,467

Taiwan - 7.2%
Advanced Semiconductor Engineering, Inc.	3,378,000	3,678
Advanced Semiconductor Engineering, Inc. - ADR (Æ)(Ñ)	668,347	3,549
Altek Corp.	2,906,246	3,659
Asia Polymer Corp.	1,983,400	3,989
AU Optronics Corp.	7,331,202	4,004
AU Optronics Corp. - ADR	115,500	636
Cathay Financial Holding Co., Ltd.	1,504,500	2,254
Chimei Innolux Corp. (Æ)	717,000	384
China Life Insurance Co., Ltd	1,025,000	1,438
Chinatrust Financial Holding Co., Ltd.	2,133,000	1,923
Chunghwa Telecom Co., Ltd.	209,000	725
Chunghwa Telecom Co., Ltd. - ADR	172,800	6,007
Delta Electronics, Inc.	600,970	2,126
Far Eastern Department Stores Co., Ltd.	483,000	1,052
Formosa Chemicals & Fibre Corp.	981,820	3,558
Formosa Plastics Corp.	464,000	1,746
Gigabyte Technology Co., Ltd.	1,326,000	1,481
Grand Pacific Petrochemical	674,000	472
HannStar Display Corp. (Æ)	10,315,000	1,295
Hon Hai Precision Industry Co., Ltd.	2,383,524	6,803
HTC Corp.	69,300	2,062
Largan Precision Co., Ltd.	73,000	2,456
LITE-ON IT Corp.	656,000	792
Lite-On Technology Corp.	1,627,114	2,127
Macronix International	4,610,634	2,303
MediaTek, Inc.	353,181	3,166
Merry Electronics Co., Ltd.	676,000	879

64	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nan Ya Plastics Corp.	520,000	1,437
Pegatron Corp. (Æ)	3,044,000	3,499
Powertech Technology, Inc.	1,517,805	4,364
President Chain Store Corp.	109,000	697
Radiant Opto-Electronics Corp.	601,865	2,359
Richtek Technology Corp.	88,922	564
Sanyang Industry Co., Ltd.	934,000	682
Silitech Technology Corp.	104,066	234
St. Shine Optical Co., Ltd.	124,108	1,913
Standard Foods Corp.	393,000	1,826
Star Comgistic Capital Co., Ltd.	1,098,200	1,211
Synnex Technology International Corp.	2,654,121	6,811
Taishin Financial Holding Co., Ltd.	3,499,970	1,869
Taiwan Prosperity Chemical Corp.	378,000	1,678
Taiwan Semiconductor Manufacturing Co., Ltd.	10,458,133	26,113
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	528,500	6,532
Tsann Kuen Enterprise Co., Ltd.	305,755	721
TSRC Corp.	289,300	784
Uni-President Enterprises Corp.	2,242,900	3,679
United Microelectronics Corp.	6,574,795	2,953
United Microelectronics Corp. - ADR (Ñ)	152,982	352
Vanguard International Semiconductor Corp.	573,000	282
Wistron Corp.	1,148,964	1,933
Yageo Corp.	2,347,000	952
Yulon Motor Co., Ltd.	1,841,000	4,814
YungShin Global Holding Corp.	440,000	787

		143,610

Thailand - 3.6%
Advanced Info Service PCL	529,600	2,051
Bangkok Bank PCL	1,112,000	6,531
Bangkok Dusit Medical Services PCL Class F	1,182,400	2,289
Bangkok Dusit Medical Services PCL	692,900	1,342
Bangkok Life Assurance PCL	293,300	511
Bank of Ayudhya PCL	3,073,690	2,834
Banpu PCL	56,600	1,389
Charoen Pokphand Foods PCL	2,852,700	3,037
CP ALL PCL	2,843,293	4,719
Delta Electronics Thai PCL	2,134,100	1,950
Hana Microelectronics PCL	623,500	521
Italian-Thai Development PCL	3,221,800	495
PTT Exploration & Production PCL	1,318,500	8,134
PTT PCL	566,100	6,586
Ratchaburi Electricity Generating Holding PCL	630,600	909
Siam Cement PCL	209,800	2,680
Siam Commercial Bank PCL	1,948,366	8,264
Sri Trang Agro-Industry PCL	994,200	975
Thai Beverage PCL	8,379,890	1,914
Thai Oil PCL	1,017,500	2,618
Thanachart Capital PCL	1,347,200	1,378
Tisco Financial Group PCL	1,956,200	2,624
Total Access Communication PCL	1,953,900	4,422

	Principal Amount ($) or Shares	Market Value $
TPI Polene PCL	3,118,100	1,359
True Corp. PCL (Æ)	10,787,600	1,476

		71,008

Turkey - 2.8%
Akfen Holding AS (Æ)	77,300	469
Anadolu Efes Biracilik Ve Malt Sanayii AS	228,593	3,018
Arcelik AS	1,127,000	5,150
Aygaz AS	289,026	1,796
BIM Birlesik Magazalar AS	27,286	929
Cimsa Cimento Sanayi VE Tica	260,361	1,292
Dogus Otomotiv Servis ve Ticaret AS (Æ)	166,330	446
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,608,930	2,152
Ford Otomotiv Sanayi AS	70,758	557
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,271	429
Ihlas Gazetecilik AS (Æ)	288,921	381
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	827,547	1,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Æ)	1,001,465	593
Koza Altin Isletmeleri AS	285,877	4,163
Koza Anadolu Metal Madencilik Isletmeleri AS (Æ)	408,938	1,203
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	637
Tekfen Holding AS	283,616	987
Tofas Turk Otomobil Fabrikasi AS	182,100	755
Tupras Turkiye Petrol Rafinerileri AS	160,785	3,912
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	97,300	1,245
Turkiye Garanti Bankasi AS	1,507,372	6,656
Turkiye Is Bankasi Class C	1,246,342	3,578
Turkiye Sinai Kalkinma Bankasi AS	681,250	960
Turkiye Sise ve Cam Fabrikalari AS	2,645,353	5,778
Turkiye Vakiflar Bankasi Tao Class D	1,874,200	3,927
Vestel Elektronik Sanayi ve Ticaret A.S. (Æ)	770,946	1,145
Yapi ve Kredi Bankasi AS (Æ)	637,820	1,522

		55,669

United Kingdom - 3.8%
Anglo American PLC	363,766	17,419
Anglo American PLC - ADR	67,100	1,586
Genesis Indian Investment Co., Ltd.	389,334	31,061
Hikma Pharmaceuticals PLC	235,426	2,639
Kazakhmys PLC	65,300	1,445
SABMiller PLC - ADR	354,499	13,309
Tullow Oil PLC	375,945	7,590

		75,049

United States - 1.1%
Avon Products, Inc.	287,800	7,549
iShares MSCI Taiwan Index Fund	299,100	4,540
X5 Retail Group NV - GDR (Æ)	227,430	9,500

		21,589

Russell Emerging Markets Fund	65

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Zimbabwe - 0.1%
Delta Corp., Ltd.	1,117,659	894

Total Common Stocks (cost $1,395,187)		1,783,686

Preferred Stocks - 3.4%
Brazil - 2.5%
Alpargatas SA	107,600	745
Banco Bradesco SA	92,272	1,755
Banco do Estado do Rio Grande do Sul	176,800	1,790
Brasil Telecom SA	344,926	2,918
Braskem SA	102,400	1,214
Centrais Eletricas Brasileiras SA (Æ)	259,800	3,945
Cia de Bebidas das Americas - ADR	359,018	10,778
Cia de Bebidas das Americas	267,200	7,889
Cia Energetica de Sao Paulo Class Preference (Æ)	59,700	1,232
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	170,400	3,985
Marcopolo SA (Æ)	417,700	1,705
Petroleo Brasileiro SA Class Preference	241,200	3,655
Telecomunicacoes de Sao Paulo SA	110	4
Telemar Norte Leste SA	27,000	779
Ultrapar Participacoes SA	198,592	3,547
Vale SA Class Preference	152,000	4,470

		50,411

Chile - 0.1%
Embotelladora Andina SA	140,785	616
Embotelladora Andina SA Class A	13,200	51

		667

Colombia - 0.0%
BanColombia SA	7,200	118

Russia - 0.2%
AK Transneft OAO	2,296	3,656

South Korea - 0.6%
Hyundai Motor Co.	23,736	1,703
LG Electronics, Inc. (Ñ)	38,590	1,083
Samsung Electronics Co., Ltd. (Ñ)	17,713	9,442

		12,228

Total Preferred Stocks (cost $50,154)		67,080

Warrants & Rights - 0.3%
Germany - 0.2%
Commercial Bank of Qatar QSC (The) (Æ) 2017 Warrants	222,688	4,514

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 0.1%
Deutsche Bank AG (Æ) 2012 Warrants	28,227	687

United States - 0.0%
Citigroup Global Markets Holdings, Inc. (Æ)
2013 Warrants	316,600	595

Total Warrants & Rights (cost $6,117)		5,796

Certificates of Participation - 0.3%
United Kingdom - 0.3%
Credit Suisse International Participation Notes
Zero coupon due 03/14/12	773	10
HSBC Bank PLC
Series 0005
Zero coupon due 09/23/13	7,680	2,986
Jarir Marketing, Co.
Note coupon due 03/27/12	3,160	769
Note coupon due 06/04/12	4,210	1,900

		5,665

Total Certificates of Participation (cost $9,855)		5,665

Total Investments - 102.8% (identified cost $1,647,524)		2,046,130

Other Assets and Liabilities, Net - (2.8%)		(55,396)

Net Assets - 100.0%		1,990,734

See accompanying notes which are an integral part of this quarterly report.

66	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation/ Depreciation $

Long Positions
Hang Seng Index Futures (Hong Kong)	250	HKD	198,691	08/11	(344)
JSE TOP 40 Index Futures (South Africa)	200	ZAR	55,438	09/11	(78)
Kospi 200 Index Futures (South Korea)	140	KRW	19,470,500	09/11	(27)
Mexican Bolsa Index Futures (Mexico)	140	MXN	50,556	09/11	105
MSCI Taiwan Index Futures	535	USD	16,029	08/11	(139)
SGX CNX Nifty Index Futures (India)	1,050	USD	11,530	08/11	(439)
TurkDEX ISE-30 Index Futures (Turkey)	500	TRY	3,801	08/11	(48)

Total Unrealized Appreciation/Depreciation on Open Futures Contracts					(970)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ Depreciation $

Bank of America	USD	81	MXN	952	08/02/11	—
Bank of America	USD	44	MXN	516	08/03/11	—
Bank of America	USD	62	TRY	100	09/21/11	(4)
Bank of America	USD	3,139	ZAR	21,413	09/21/11	42
Bank of America	ZAR	939	USD	141	08/02/11	—
Barclays Bank PLC	USD	311	TRY	500	09/21/11	(18)
Barclays Bank PLC	TRY	166	USD	99	08/01/11	1
Barclays Bank PLC	ZAR	1,222	USD	181	08/04/11	(2)
BNP Paribas	USD	4,751	HKD	36,950	09/21/11	(9)
Brown Brothers Harriman & Co.	USD	70	MXN	812	08/01/11	—
Brown Brothers Harriman & Co.	USD	1,451	ZAR	10,000	09/21/11	35
Brown Brothers Harriman & Co.	MXN	5,000	USD	429	09/21/11	5
Calyon Securities	USD	311	TRY	500	09/21/11	(18)
Calyon Securities	TRY	100	USD	62	09/21/11	4
Calyon Securities	TRY	400	USD	249	09/21/11	14
Citibank	USD	4,554	BRL	7,088	08/02/11	16
Citibank	USD	4,499	BRL	7,088	09/02/11	35
Citibank	USD	3,211	INR	145,750	09/21/11	58
Citibank	USD	2,869	KRW	3,116,250	09/21/11	75
Citibank	USD	1,676	MXN	19,850	09/21/11	7
Citibank	USD	3,139	ZAR	21,413	09/21/11	42
Citibank	BRL	7,088	USD	4,525	08/02/11	(45)
Citibank	INR	50,000	USD	1,119	09/21/11	(2)
Citibank	KRW	1,000,000	USD	939	09/21/11	(6)
Credit Suisse First Boston	USD	3,213	INR	145,750	09/21/11	55
Credit Suisse First Boston	USD	2,873	KRW	3,116,250	09/21/11	71
Credit Suisse First Boston	ZAR	1,378	USD	204	08/01/11	(2)
Deutsche Bank AG	USD	4,751	HKD	36,950	09/21/11	(8)
Deutsche Bank AG	USD	622	TRY	1,000	09/21/11	(36)
HSBC Bank PLC	USD	4,752	HKD	36,950	09/21/11	(9)
HSBC Bank PLC	USD	20	ZAR	134	08/03/11	—
HSBC Bank PLC	ZAR	542	USD	81	08/03/11	—
JPMorgan Chase Bank	USD	4,554	BRL	7,088	08/02/11	16
JPMorgan Chase Bank	USD	5,685	BRL	9,088	08/02/11	175
JPMorgan Chase Bank	USD	4,495	BRL	7,088	09/02/11	39
JPMorgan Chase Bank	USD	4,751	HKD	36,950	09/21/11	(9)
JPMorgan Chase Bank	BRL	7,088	USD	4,522	08/02/11	(49)
JPMorgan Chase Bank	BRL	9,088	USD	5,839	08/02/11	(20)
Mellon Bank	USD	468	ZAR	3,120	08/02/11	(1)
Mellon Bank	HKD	10,000	USD	1,285	09/21/11	2
Mellon Bank	PLN	3	USD	1	08/01/11	—
Mellon Bank	ZAR	1,755	USD	259	08/01/11	(3)
Royal Bank of Canada	USD	4,751	HKD	36,950	09/21/11	(9)
Royal Bank of Scotland PLC	USD	5,695	BRL	9,088	08/02/11	164
Royal Bank of Scotland PLC	USD	1,606	TRY	2,580	09/21/11	(93)
Royal Bank of Scotland PLC	USD	3,142	ZAR	21,413	09/21/11	39
Royal Bank of Scotland PLC	BRL	9,088	USD	5,839	08/02/11	(21)
Royal Bank of Scotland PLC	TRY	1,500	USD	934	09/21/11	54
Societe Generale	USD	1,677	MXN	19,850	09/21/11	6
Societe Generale	USD	560	TRY	900	09/21/11	(32)
Societe Generale	USD	3,144	ZAR	21,413	09/21/11	37
State Street Bank & Trust Co.	USD	—	BRL	1	08/01/11	—
State Street Bank & Trust Co.	USD	6	BRL	10	08/01/11	—

See accompanying notes which are an integral part of this quarterly report.

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ Depreciation $

State Street Bank & Trust Co.	USD	12	BRL	19	08/01/11	—
State Street Bank & Trust Co.	USD	59	BRL	93	08/01/11	—
State Street Bank & Trust Co.	USD	85	BRL	133	08/01/11	1
State Street Bank & Trust Co.	USD	93	BRL	145	08/01/11	1
State Street Bank & Trust Co.	USD	300	BRL	469	08/01/11	2
State Street Bank & Trust Co.	USD	3	BRL	4	08/02/11	—
State Street Bank & Trust Co.	USD	304	BRL	470	08/02/11	(1)
State Street Bank & Trust Co.	USD	4,554	BRL	7,088	08/02/11	16
State Street Bank & Trust Co.	USD	5,140	BRL	8,000	08/02/11	18
State Street Bank & Trust Co.	USD	5,699	BRL	9,088	08/02/11	161
State Street Bank & Trust Co.	USD	4,499	BRL	7,088	09/02/11	35
State Street Bank & Trust Co.	USD	78	CAD	74	08/02/11	(1)
State Street Bank & Trust Co.	USD	8	CAD	8	08/03/11	—
State Street Bank & Trust Co.	USD	26	HKD	204	08/01/11	—
State Street Bank & Trust Co.	USD	258	HKD	2,009	08/01/11	—
State Street Bank & Trust Co.	USD	25	HKD	198	08/02/11	—
State Street Bank & Trust Co.	USD	283	IDR	2,404,199	08/01/11	—
State Street Bank & Trust Co.	USD	453	IDR	3,845,625	08/01/11	—
State Street Bank & Trust Co.	USD	3,216	INR	145,750	09/21/11	53
State Street Bank & Trust Co.	USD	176	KRW	184,844	08/01/11	—
State Street Bank & Trust Co.	USD	329	KRW	345,611	08/01/11	(1)
State Street Bank & Trust Co.	USD	430	KRW	452,523	08/01/11	(1)
State Street Bank & Trust Co.	USD	435	KRW	457,185	08/01/11	(1)
State Street Bank & Trust Co.	USD	2,863	KRW	3,116,250	09/21/11	81
State Street Bank & Trust Co.	USD	1,677	MXN	19,850	09/21/11	6
State Street Bank & Trust Co.	USD	19	MYR	55	08/01/11	—
State Street Bank & Trust Co.	USD	22	MYR	65	08/02/11	—
State Street Bank & Trust Co.	USD	197	PHP	8,303	08/01/11	—
State Street Bank & Trust Co.	USD	201	PHP	8,488	08/02/11	—
State Street Bank & Trust Co.	USD	150	PLN	420	08/01/11	1
State Street Bank & Trust Co.	USD	40	PLN	111	08/02/11	—
State Street Bank & Trust Co.	USD	1	THB	43	08/01/11	—
State Street Bank & Trust Co.	BRL	334	USD	214	08/01/11	(2)
State Street Bank & Trust Co.	BRL	532	USD	339	08/01/11	(4)
State Street Bank & Trust Co.	BRL	608	USD	387	08/01/11	(5)
State Street Bank & Trust Co.	BRL	269	USD	174	08/02/11	—
State Street Bank & Trust Co.	BRL	748	USD	481	08/02/11	(1)
State Street Bank & Trust Co.	BRL	7,088	USD	4,525	08/02/11	(45)
State Street Bank & Trust Co.	BRL	8,000	USD	5,113	08/02/11	(45)
State Street Bank & Trust Co.	BRL	9,088	USD	5,839	08/02/11	(21)
State Street Bank & Trust Co.	EGP	484	USD	81	08/01/11	—
State Street Bank & Trust Co.	EGP	593	USD	99	08/01/11	—
State Street Bank & Trust Co.	HKD	548	USD	70	08/01/11	—
State Street Bank & Trust Co.	HKD	61	USD	8	08/02/11	—
State Street Bank & Trust Co.	HKD	89	USD	11	08/02/11	—
State Street Bank & Trust Co.	INR	50,000	USD	1,116	09/21/11	(6)
State Street Bank & Trust Co.	KRW	2,000,000	USD	1,869	09/21/11	(21)
State Street Bank & Trust Co.	MYR	677	USD	229	08/02/11	1
State Street Bank & Trust Co.	TRY	1,550	USD	916	08/01/11	(2)
State Street Bank & Trust Co.	TRY	29	USD	17	08/02/11	—
State Street Bank & Trust Co.	ZAR	383	USD	57	08/01/11	—
State Street Bank & Trust Co.	ZAR	497	USD	74	08/01/11	—
State Street Bank & Trust Co.	ZAR	477	USD	72	08/02/11	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation/ Depreciation $

State Street Bank & Trust Co.	ZAR	565	USD	84	08/03/11	—
State Street Bank & Trust Co.	ZAR	366	USD	55	08/04/11	—
State Street Bank & Trust Co.	ZAR	367	USD	55	08/04/11	—
State Street Bank & Trust Co.	ZAR	734	USD	109	08/04/11	—
State Street Bank & Trust Co.	ZAR	754	USD	112	08/04/11	(1)
State Street Bank & Trust Co.	ZAR	20,000	USD	2,944	09/21/11	(27)
UBS AG	USD	4,554	BRL	7,088	08/02/11	16
UBS AG	USD	5,686	BRL	9,088	08/02/11	173
UBS AG	USD	4,493	BRL	7,088	09/02/11	40
UBS AG	USD	3,215	INR	145,750	09/21/11	54
UBS AG	USD	2,872	KRW	3,116,250	09/21/11	72
UBS AG	USD	1,677	MXN	19,850	09/21/11	6
UBS AG	USD	1,058	TRY	1,700	09/21/11	(61)
UBS AG	BRL	7,088	USD	4,520	08/02/11	(51)
UBS AG	BRL	9,088	USD	5,839	08/02/11	(20)
UBS AG	MXN	5,000	USD	427	09/21/11	3
UBS AG	PLN	10	USD	4	08/02/11	—
Westpac Banking Corp.	USD	4,751	HKD	36,950	09/21/11	(9)

Total Unrealized Appreciation/Depreciation on Open Foreign Currency Exchange Contracts						1,010

Index Swap Contracts

Fund Receives Underlying Security	Counter party	Notional Amount		Terms	Termination Date	Unrealized Appreciation (Depreciation)

Bovespa Index Future	Goldman Sachs	BRL	31,672	Total Return of Underlying Security at Termination	08/17/11	(1,368)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(1,368)

See accompanying notes which are an integral part of this quarterly report.

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Austria	$1,586	$—	$—	$1,586
Bermuda	18,608	—	—	18,608
Brazil	176,131	—	—	176,131
Canada	8,036	—	—	8,036
Cayman Islands	79,119	—	434	79,553
Chile	16,933	—	—	16,933
China	91,715	—	—	91,715
Colombia	12,440	—	—	12,440
Cyprus	2,044	—	546	2,590
Czech Republic	6,339	—	—	6,339
Egypt	7,909	—	—	7,909
Greece	2,430	—	—	2,430
Hong Kong	77,836	—	—	77,836
Hungary	14,297	—	—	14,297
India	71,855	—	—	71,855
Indonesia	75,287	—	—	75,287
Israel	1,950	—	—	1,950
Jersey	1,640	—	—	1,640
Kazakhstan	2,157	—	—	2,157
Luxembourg	34,204	—	—	34,204
Malaysia	30,466	—	—	30,466
Mexico	70,314	—	—	70,314
Netherlands	814	—	—	814
Nigeria	3,998	—	—	3,998
Panama	1,936	—	—	1,936
Peru	2,860	—	—	2,860
Philippines	22,388	—	—	22,388
Poland	37,457	—	—	37,457
Russia	175,072	—	735	175,807
Singapore	397	—	—	397
South Africa	106,467	—	—	106,467
South Korea	259,467	—	—	259,467
Taiwan	143,610	—	—	143,610
Thailand	71,008	—	—	71,008
Turkey	55,669	—	—	55,669
United Kingdom	43,988	—	31,061	75,049
United States	21,589	—	—	21,589
Zimbabwe	894	—	—	894
Preferred Stocks	67,080	—	—	67,080
Warrants & Rights	5,201	595	—	5,796
Certificates of Participation	—	5,665	—	5,665
Short-Term Investments	—	97,998	—	97,998
Other Securities	—	85,905	—	85,905

Total Investments	1,823,191	190,163	32,776	2,046,130

Other Financial Instruments
Futures Contracts	(970)	—	—	(970)
Foreign Currency Exchange Contracts	(54)	1,064	—	1,010
Index Swap Contracts	—	(1,368)	—	(1,368)

Total Other Financial Instruments*	$(1,024)	$(304)	$—	$(1,328)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2011 were as follows:

Category and Subcategory	Beginning Balance 11/1/2010	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2011

Common Stock
Cayman Islands	$—	$—	$—	$—	$—	$434	$—	$—	$434
Cyprus	—	492	—	—	—	—	—	54	546
India	64	—	29	—	(139)	—	—	104	—
Russia	—	697	—	—	—	—	—	38	735
United Kingdom	—	—	—	—	—	31,061	—	—	31,061

Total Common Stock	64	1,189	29	—	(139)	31,495	—	196	32,776

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Consumer Discretionary - 15.8%
Advance Auto Parts, Inc.	4,000	220
Amazon.com, Inc. (Æ)	44,310	9,860
Apollo Group, Inc. Class A (Æ)	2,500	127
AutoZone, Inc. (Æ)	2,200	628
Avis Budget Group, Inc. (Æ)(Ñ)	81,000	1,224
Bed Bath & Beyond, Inc. (Æ)	1,000	58
Carnival Corp.	13,000	433
CBS Corp. Class B	47,400	1,297
Chico’s FAS, Inc. (Ñ)	61,400	927
Coach, Inc.	10,500	678
Comcast Corp. Class A	244,593	5,781
Darden Restaurants, Inc.	11,100	564
DIRECTV, Inc. Class A (Æ)	12,500	634
DISH Network Corp. Class A (Æ)	4,400	130
eBay, Inc. (Æ)	95,320	3,122
Family Dollar Stores, Inc.	4,000	212
Ford Motor Co. (Æ)	18,200	222
GameStop Corp. Class A (Æ)(Ñ)	11,800	278
General Motors Co. (Æ)	13,100	363
Harley-Davidson, Inc.	26,000	1,128
Home Depot, Inc.	11,300	395
International Game Technology	13,000	242
Johnson Controls, Inc.	24,600	909
Kohl’s Corp. (Ñ)	49,722	2,720
Las Vegas Sands Corp. (Æ)	47,020	2,218
Lear Corp.	14,600	715
Lennar Corp. Class A (Ñ)	17,600	311
Limited Brands, Inc.	4,100	155
Lowe’s Cos., Inc.	154,161	3,327
Macy’s, Inc.	46,500	1,342
Mattel, Inc.	7,800	208
McDonald’s Corp.	2,900	251
Netflix, Inc. (Æ)	10,400	2,766
Nike, Inc. Class B	30,500	2,750
Nu Skin Enterprises, Inc. Class A (Ñ)	9,700	364
NVR, Inc. (Æ)	200	136
Omnicom Group, Inc.	30,100	1,412
priceline.com, Inc. (Æ)	3,200	1,720
Royal Caribbean Cruises, Ltd. (Ñ)	6,400	196
Signet Jewelers, Ltd.	7,100	304
Sonic Corp. (Æ)(Ñ)	34,100	365
Staples, Inc. (Ñ)	62,640	1,006
Starbucks Corp.	109,300	4,382
Target Corp.	12,000	618
TE Connectivity, Ltd.	9,100	313
Time Warner, Inc.	39,300	1,382
TJX Cos., Inc.	10,500	581
ValueClick, Inc. (Æ)(Ñ)	53,400	964
VF Corp.	2,500	292
Viacom, Inc. Class A	27,900	1,351
Wal-Mart Stores, Inc.	17,200	907
Walt Disney Co. (The)	39,100	1,510
Wyndham Worldwide Corp. (Ñ)	106,585	3,687
Yum! Brands, Inc.	40,960	2,164

		69,849

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 4.3%
Campbell Soup Co. (Ñ)	6,900	228
Coca-Cola Co. (The)	67,200	4,570
Colgate-Palmolive Co.	16,500	1,392
CVS Caremark Corp.	80,911	2,941
Dr Pepper Snapple Group, Inc. (Ñ)	7,900	298
General Mills, Inc.	25,400	949
Kimberly-Clark Corp.	2,000	131
Kraft Foods, Inc. Class A	11,900	409
Kroger Co. (The)	19,800	493
PepsiCo, Inc.	38,970	2,496
Philip Morris International, Inc.	22,800	1,623
Procter & Gamble Co. (The)	45,800	2,816
Safeway, Inc. (Ñ)	1,800	36
Sysco Corp. (Ñ)	4,900	150
Walgreen Co.	8,200	320

		18,852

Energy - 13.0%
Anadarko Petroleum Corp.	5,480	452
Apache Corp.	33,559	4,152
Baker Hughes, Inc.	23,600	1,826
Cameron International Corp. (Æ)	59,285	3,316
Chevron Corp.	74,613	7,761
ConocoPhillips	16,500	1,188
Devon Energy Corp.	48,068	3,783
El Paso Corp.	165,874	3,409
EOG Resources, Inc.	6,100	622
Exxon Mobil Corp.	79,646	6,355
FMC Technologies, Inc. (Æ)(Ñ)	50,800	2,316
Halliburton Co.	69,975	3,830
National Oilwell Varco, Inc.	79,880	6,436
Noble Energy, Inc.	1,000	100
Occidental Petroleum Corp.	17,800	1,748
Rowan Cos., Inc. (Æ)	14,900	584
Royal Dutch Shell PLC - ADR	6,700	493
Schlumberger, Ltd.	81,190	7,337
Southwestern Energy Co. (Æ)	35,700	1,591
Valero Energy Corp.	2,700	68
Williams Cos., Inc. (The)	12,600	399

		57,766

Financial Services - 15.1%
ACE, Ltd.	42,215	2,828
Aflac, Inc.	11,400	525
Alexandria Real Estate Equities, Inc. (ö)	2,100	172
American Express Co.	21,100	1,056
Bank of America Corp.	336,301	3,266
BB&T Corp.	8,400	216
Berkshire Hathaway, Inc. Class B (Æ)	7,200	534
Camden Property Trust (ö)	2,800	188
Capital One Financial Corp. (Ñ)	68,000	3,250
Charles Schwab Corp. (The) (Ñ)	135,700	2,026
Citigroup, Inc.	41,500	1,591
CME Group, Inc. Class A	1,600	463
Comerica, Inc. (Ñ)	16,200	519
Digital Realty Trust, Inc. (Ñ)(ö)	6,900	422

72	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Discover Financial Services	110,300	2,825
Endurance Specialty Holdings, Ltd. (Ñ)	1,800	73
Everest Re Group, Ltd.	500	41
Fifth Third Bancorp	20,900	264
Goldman Sachs Group, Inc. (The)	42,416	5,725
HCP, Inc. (ö)	11,000	404
Huntington Bancshares, Inc.	22,200	134
IntercontinentalExchange, Inc. (Æ)	21,300	2,626
Invesco, Ltd.	21,100	468
JPMorgan Chase & Co.	137,587	5,565
Mastercard, Inc. Class A	12,304	3,731
MetLife, Inc.	98,741	4,069
Morgan Stanley	24,400	543
Popular, Inc. (Æ)	207,900	499
Prudential Financial, Inc.	11,000	645
Simon Property Group, Inc. (Ñ)(ö)	6,168	743
SLM Corp.	142,000	2,214
State Street Corp. (Ñ)	80,700	3,347
SVB Financial Group (Æ)(Ñ)	2,600	159
Unum Group (Ñ)	3,800	93
US Bancorp	23,400	610
Visa, Inc. Class A	81,205	6,946
Wells Fargo & Co.	207,082	5,786
XL Group PLC Class A	11,100	228
Zions Bancorporation	89,500	1,960

		66,754

Health Care - 13.3%
Abbott Laboratories	90,895	4,665
Aetna, Inc.	4,000	166
Alexion Pharmaceuticals, Inc. (Æ)	52,800	2,999
Allergan, Inc.	37,800	3,074
Amgen, Inc.	25,697	1,406
Baxter International, Inc.	13,800	803
Becton Dickinson and Co.	3,500	293
Biogen Idec, Inc. (Æ)	13,300	1,355
Cardinal Health, Inc.	2,500	109
Celgene Corp. (Æ)	18,400	1,091
Cerner Corp. (Æ)(Ñ)	34,900	2,320
Coventry Health Care, Inc. (Æ)	41,100	1,315
Covidien PLC	90,934	4,619
CR Bard, Inc. (Ñ)	3,000	296
DaVita, Inc. (Æ)	6,000	501
Dendreon Corp. (Æ)(Ñ)	7,900	291
Dentsply International, Inc.	26,790	1,015
Express Scripts, Inc. Class A (Æ)	36,128	1,960
Health Management Associates, Inc. Class A (Æ)	134,100	1,274
Humana, Inc.	4,700	351
Illumina, Inc. (Æ)(Ñ)	48,500	3,029
Intuitive Surgical, Inc. (Æ)	12,410	4,971
Johnson & Johnson	6,684	433
LifePoint Hospitals, Inc. (Æ)(Ñ)	7,800	289
McKesson Corp.	11,800	957
Medco Health Solutions, Inc. (Æ)	2,500	157
Merck & Co., Inc.	65,600	2,239
Mylan, Inc. (Æ)	78,650	1,792

	Principal Amount ($) or Shares	Market Value $
Novo Nordisk A/S - ADR	11,800	1,440
Pfizer, Inc.	85,000	1,635
St. Jude Medical, Inc.	6,400	298
Stryker Corp.	35,740	1,942
Thermo Fisher Scientific, Inc. (Æ)	42,584	2,559
UnitedHealth Group, Inc.	99,704	4,948
Varian Medical Systems, Inc. (Æ)(Ñ)	24,900	1,563
WellPoint, Inc.	8,900	601

		58,756

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.	3,500	310
Alcoa, Inc. (Ñ)	71,400	1,052
Ball Corp. (Ñ)	3,400	132
Crown Holdings, Inc. (Æ)	46,100	1,771
Dow Chemical Co. (The) (Ñ)	45,300	1,580
Ecolab, Inc.	19,840	992
EI du Pont de Nemours & Co.	32,500	1,671
Fastenal Co.	60,800	2,046
Freeport-McMoRan Copper & Gold, Inc.	51,901	2,749
LyondellBasell Industries NV Class A	23,600	931
Monsanto Co.	21,910	1,610
Mosaic Co. (The)	17,595	1,244
PPG Industries, Inc.	6,400	539
Praxair, Inc.	35,093	3,637

		20,264

Producer Durables - 10.3%
3M Co.	15,500	1,351
Accenture PLC Class A	12,700	751
AGCO Corp. (Æ)	16,500	782
Arkansas Best Corp. (Ñ)	14,800	356
Automatic Data Processing, Inc.	40,000	2,060
CH Robinson Worldwide, Inc.	19,500	1,410
Chicago Bridge & Iron Co. NV	14,900	615
CSX Corp.	177,250	4,355
Danone - ADR	90,010	1,285
Deere & Co.	1,600	126
Eaton Corp.	25,600	1,227
Emerson Electric Co.	2,500	123
FedEx Corp.	16,780	1,458
Fluor Corp.	12,400	788
GATX Corp. (Ñ)	3,300	130
General Cable Corp. (Æ)(Ñ)	23,800	946
General Electric Co.	183,300	3,283
Genpact, Ltd. (Æ)	4,800	79
Harsco Corp. (Ñ)	9,600	263
Honeywell International, Inc.	29,100	1,545
Huntington Ingalls Industries, Inc. (Æ)(Ñ)	916	31
Ingersoll-Rand PLC	76,234	2,853
Insperity, Inc.	6,200	181
Mueller Industries, Inc. (Ñ)	6,200	233
Norfolk Southern Corp.	12,500	946
Northrop Grumman Corp. (Ñ)	1,300	79
PACCAR, Inc.	24,000	1,027
Parker Hannifin Corp.	23,300	1,841
Rockwell Collins, Inc.	1,638	90

Russell Tax-Managed U.S. Large Cap Fund	73

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Southwest Airlines Co.	10,400	104
Textron, Inc. (Ñ)	11,100	257
Tyco International, Ltd.	20,900	926
Union Pacific Corp.	13,100	1,342
United Parcel Service, Inc. Class B	46,650	3,229
United Technologies Corp.	86,897	7,198
WESCO International, Inc. (Æ)(Ñ)	6,700	340
WW Grainger, Inc. (Ñ)	13,600	2,018

		45,628

Technology - 15.3%
Activision Blizzard, Inc.	53,700	636
Adobe Systems, Inc. (Æ)	14,400	399
American Tower Corp. Class A (Æ)	9,500	499
Analog Devices, Inc.	8,300	286
Apple, Inc. (Æ)	34,000	13,276
Applied Materials, Inc.	9,500	117
ASML Holding NV Class G	40,900	1,458
Broadcom Corp. Class A	16,400	608
Cisco Systems, Inc.	63,300	1,011
Citrix Systems, Inc. (Æ)	3,000	216
Cognizant Technology Solutions Corp. Class A (Æ)	13,500	943
Corning, Inc.	32,600	519
EMC Corp. (Æ)	39,000	1,017
F5 Networks, Inc. (Æ)	25,100	2,346
Freescale Semiconductor Holdings I, Ltd. (Æ)	7,900	129
Google, Inc. Class A (Æ)	10,800	6,520
Hewlett-Packard Co.	46,810	1,646
Intel Corp.	8,800	197
International Business Machines Corp.	39,617	7,204
Intersil Corp. Class A (Ñ)	5,900	71
Juniper Networks, Inc. (Æ)	61,420	1,437
Lam Research Corp. (Æ)	6,200	253
Microsoft Corp.	101,800	2,789
Motorola Solutions, Inc.	21,100	947
NCR Corp. (Æ)	31,200	622
Novellus Systems, Inc. (Æ)(Ñ)	11,000	341
NVIDIA Corp. (Æ)	4,800	66
OpenTable, Inc. (Æ)	12,200	864
Oracle Corp.	189,785	5,804
Qualcomm, Inc.	115,700	6,338
Red Hat, Inc. (Æ)	34,240	1,441
Salesforce.com, Inc. (Æ)(Ñ)	42,300	6,121
SanDisk Corp. (Æ)	9,300	396
Telefonaktiebolaget LM Ericsson - ADR	56,540	707
VeriFone Systems, Inc. (Æ)	3,900	154
Xilinx, Inc. (Ñ)	17,400	559

		67,937

Utilities - 2.2%
AGL Resources, Inc.	5,300	216
Ameren Corp.	2,400	69
American Water Works Co., Inc.	14,600	409

	Principal Amount ($) or Shares		Market Value $
AT&T, Inc.	39,756		1,163
CMS Energy Corp.	6,700		128
Constellation Energy Group, Inc.	4,200		163
Exelon Corp.	2,500		110
FirstEnergy Corp.	10,700		478
Frontier Communications Corp. (Ñ)	19,700		148
j2 Global Communications, Inc. (Æ)(Ñ)	5,600		150
MetroPCS Communications, Inc. (Æ)	45,550		742
NextEra Energy, Inc.	20,200		1,116
Northeast Utilities	13,600		462
NV Energy, Inc.	29,400		436
Oneok, Inc. (Ñ)	5,900		430
PG&E Corp.	4,500		186
PPL Corp.	5,200		145
Sempra Energy	8,400		426
Sprint Nextel Corp. (Æ)	168,000		711
Verizon Communications, Inc.	58,400		2,061

			9,749

Total Common Stocks (cost $328,041)			415,555

Preferred Stocks - 0.3%
Consumer Staples - 0.3%
Cia de Bebidas das Americas - ADR	50,810		1,525

Total Preferred Stocks (cost $1,588)			1,525

Short-Term Investments - 5.5%
Russell U.S. Cash Management Fund	24,305,581	(¥)	24,306

Total Short-Term Investments (cost $24,306)			24,306

Other Securities - 3.1%
Russell Investment Company Liquidating Trust (×)	696,900	(¥)	719
Russell U.S. Cash Collateral Fund (×)	12,941,719	(¥)	12,942

Total Other Securities (cost $13,639)			13,661

Total Investments - 102.8% (identified cost $367,574)			455,047

Other Assets and Liabilities, Net - (2.8%)			(12,478)

Net Assets - 100.0%			442,569

See accompanying notes which are an integral part of this quarterly report.

74	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	225	USD	14,495	09/11	33
S&P 500 Index (CME)	14	USD	4,509	09/11	54
S&P Midcap 400 E-Mini Index (CME)	69	USD	6,498	09/11	(439)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(352)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$69,849	$—	$—	$69,849
Consumer Staples	18,852	—	—	18,852
Energy	57,766	—	—	57,766
Financial Services	66,754	—	—	66,754
Health Care	58,756	—	—	58,756
Materials and Processing	20,264	—	—	20,264
Producer Durables	45,628	—	—	45,628
Technology	67,937	—	—	67,937
Utilities	9,749	—	—	9,749
Preferred Stocks	1,525	—	—	1,525
Short-Term Investments	—	24,306	—	24,306
Other Securities	—	13,661	—	13,661

Total Investments	417,080	37,967	—	455,047

Other Financial Instruments
Futures Contracts	(352)	—	—	(352)

Total Other Financial Instruments*	$(352)	$—	$—	$(352)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	75

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.2%
Consumer Discretionary - 16.7%
1-800-Flowers.com, Inc. Class A (Æ)(Ñ)	2,681	8
Aaron’s, Inc. Class A	25,861	652
Abercrombie & Fitch Co. Class A	5,460	399
Aeropostale, Inc. (Æ)(Ñ)	6,438	108
American Public Education, Inc. (Æ)(Ñ)	2,542	116
Amerigon, Inc. (Æ)(Ñ)	48,440	815
Ancestry.com, Inc. (Æ)(Ñ)	16,400	584
ANN, Inc. (Æ)(Ñ)	19,649	510
Arbitron, Inc.	13,141	514
Barnes & Noble, Inc. (Æ)	7,995	139
Biglari Holdings, Inc. (Æ)	264	97
BJ’s Restaurants, Inc. (Æ)(Ñ)	13,000	603
BorgWarner, Inc. (Æ)	52	4
Bravo Brio Restaurant Group, Inc. (Æ)	11,846	265
Bridgepoint Education, Inc. (Æ)(Ñ)	25,100	621
Brinker International, Inc.	7,373	177
Buffalo Wild Wings, Inc. (Æ)(Ñ)	14,000	889
Cabela’s, Inc. (Æ)(Ñ)	15,028	411
Capella Education Co. (Æ)	6,514	278
CarMax, Inc. (Æ)(Ñ)	7,299	233
Carter’s, Inc. (Æ)	17,570	589
Cato Corp. (The) Class A (Ñ)	21,680	603
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	15,323	442
Cherokee, Inc.	3,566	57
Chico’s FAS, Inc.	13,239	200
Chipotle Mexican Grill, Inc. Class A (Æ)	40	13
Cooper Tire & Rubber Co.	17,050	287
Corinthian Colleges, Inc. (Æ)	12,202	51
CROCS, Inc. (Æ)(Ñ)	14,490	454
Dana Holding Corp. (Æ)	9,122	152
Domino’s Pizza, Inc. (Æ)	28,377	763
Dorman Products, Inc. (Æ)(Ñ)	2,925	105
DR Horton, Inc. (Ñ)	6,556	78
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	787	17
Ethan Allen Interiors, Inc. (Ñ)	21,012	387
Fossil, Inc. (Æ)	1,870	235
Furniture Brands International, Inc. (Æ)(Ñ)	9,642	39
Gannett Co., Inc.	1,291	16
Gaylord Entertainment Co. (Æ)(Ñ)	4,050	119
Gentex Corp. (Ñ)	6,490	184
Goodyear Tire & Rubber Co. (The) (Æ)	3,640	59
Grand Canyon Education, Inc. (Æ)(Ñ)	5,958	92
Hanesbrands, Inc. (Æ)	2,562	78
Hertz Global Holdings, Inc. (Æ)	12,338	174
Hibbett Sports, Inc. (Æ)(Ñ)	25,400	997
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	22,962	44
Iconix Brand Group, Inc. (Æ)	7,469	174
Interpublic Group of Cos., Inc. (The)	14,186	139
Jack in the Box, Inc. (Æ)(Ñ)	17,445	396
John Wiley & Sons, Inc. Class A	3,050	153
K12, Inc. (Æ)(Ñ)	17,900	574
KB Home (Ñ)	12,895	109
Liberty Media Corp. - Capital (Æ)	1,907	152
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	101

	Principal Amount ($) or Shares	Market Value $
Lincoln Educational Services Corp.	3,815	68
LKQ Corp. (Æ)	45,300	1,113
Lululemon Athletica, Inc. (Æ)(Ñ)	3,660	222
Matthews International Corp. Class A (Ñ)	10,100	366
MDC Holdings, Inc. (Ñ)	1,670	38
Meredith Corp. (Ñ)	16,175	483
Monro Muffler Brake, Inc. (Ñ)	22,650	810
Penn National Gaming, Inc. (Æ)(Ñ)	7,690	322
Pool Corp. (Ñ)	6,336	169
Red Robin Gourmet Burgers, Inc. (Æ)	1,628	56
Rosetta Stone, Inc. (Æ)(Ñ)	3,421	47
Ross Stores, Inc.	2,034	154
Rue21, Inc. (Æ)(Ñ)	15,200	500
Scientific Games Corp. Class A (Æ)(Ñ)	32,130	294
Service Corp. International	12,050	126
Shoe Carnival, Inc. (Æ)	5,698	180
Shutterfly, Inc. (Æ)(Ñ)	13,200	718
Signet Jewelers, Ltd.	4,472	192
Snap-On, Inc.	8,445	480
Steven Madden, Ltd. (Æ)	11,445	436
Teavana Holdings, Inc. (Æ)	3,680	104
Tenneco, Inc. (Æ)(Ñ)	17,528	700
Tiffany & Co. (Ñ)	1,789	142
TiVo, Inc. (Æ)(Ñ)	11,785	111
Toll Brothers, Inc. (Æ)	15,180	303
Tractor Supply Co.	10,556	696
Tupperware Brands Corp.	3,498	219
Under Armour, Inc. Class A (Æ)(Ñ)	3,660	269
ValueClick, Inc. (Æ)	41,039	741
Weyco Group, Inc. (Ñ)	580	13
Wyndham Worldwide Corp.	5,420	187

		25,715

Consumer Staples - 3.6%
Casey’s General Stores, Inc.	15,672	705
Constellation Brands, Inc. Class A (Æ)	2,000	41
Flowers Foods, Inc.	21,569	473
Fresh Market, Inc. (The) (Æ)(Ñ)	8,450	300
Hain Celestial Group, Inc. (The) (Æ)	11,604	375
Hansen Natural Corp. (Æ)	3,403	261
JM Smucker Co. (The)	1,628	127
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	12,800	748
Primo Water Corp. (Æ)(Ñ)	18,030	260
Ralcorp Holdings, Inc. (Æ)	2,598	225
Ruddick Corp.	4,139	173
TreeHouse Foods, Inc. (Æ)(Ñ)	25,996	1,342
United Natural Foods, Inc. (Æ)	13,342	557

		5,587

Energy - 4.9%
Alpha Natural Resources, Inc. (Æ)	4,558	195
Ameresco, Inc. Class A (Æ)(Ñ)	4,838	65
Atwood Oceanics, Inc. (Æ)	9,170	428
Basic Energy Services, Inc. (Æ)	1,214	39
Bill Barrett Corp. (Æ)	13,369	665
Brigham Exploration Co. (Æ)	12,170	387
Cabot Oil & Gas Corp.	4,295	318
Core Laboratories NV	3,340	363

76	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dril-Quip, Inc. (Æ)	12,400	874
Forest Oil Corp. (Æ)	573	15
FX Energy, Inc. (Æ)(Ñ)	4,683	45
Global Industries, Ltd. (Æ)(Ñ)	11,805	61
ION Geophysical Corp. (Æ)(Ñ)	44,341	450
Lufkin Industries, Inc. (Ñ)	2,406	196
North American Energy Partners, Inc. (Æ)	38,589	235
Northern Oil and Gas, Inc. (Æ)(Ñ)	17,550	388
Oceaneering International, Inc.	3,328	144
Oil States International, Inc. (Æ)	2,795	225
Rosetta Resources, Inc. (Æ)(Ñ)	4,732	245
SandRidge Energy, Inc. (Æ)	14,808	171
Superior Energy Services, Inc. (Æ)	15,215	631
Tesoro Corp. (Æ)	7,943	193
Walter Energy, Inc. Class A	1,807	221
Whiting Petroleum Corp. (Æ)	12,851	753
Willbros Group, Inc. (Æ)	1,515	14
World Fuel Services Corp. (Ñ)	4,432	167

		7,488

Financial Services - 17.3%
Advent Software, Inc. (Æ)(Ñ)	31,500	732
American Campus Communities, Inc. (Ñ)(ö)	25,115	935
American Equity Investment Life Holding Co. (Ñ)	46,610	553
Apollo Investment Corp. (Ñ)	3,000	29
Ares Capital Corp.	10,550	170
Argo Group International Holdings, Ltd. (Ñ)	15,351	451
Astoria Financial Corp. (Ñ)	24,048	280
Axis Capital Holdings, Ltd.	5,601	178
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	119
Bank of Hawaii Corp.	8,912	399
Bank of Montreal (Ñ)	2,276	143
Bank of the Ozarks, Inc. (Ñ)	11,480	596
BioMed Realty Trust, Inc. (ö)	16,835	330
Broadridge Financial Solutions, Inc.	5,818	134
Brookline Bancorp, Inc. (Ñ)	9,391	80
Camden Property Trust (ö)	3,445	231
Cardtronics, Inc. (Æ)	4,955	114
Cash America International, Inc.	3,204	179
CB Richard Ellis Group, Inc. Class A (Æ)	8,254	180
CBL & Associates Properties, Inc. (Ñ)(ö)	7,572	134
CBOE Holdings, Inc.	4,089	94
Cedar Shopping Centers, Inc. (Ñ)(ö)	37,271	185
Columbia Banking System, Inc.	4,434	78
Community Bank System, Inc.	15,496	390
CVB Financial Corp. (Ñ)	13,189	128
Delphi Financial Group, Inc. Class A	3,600	97
DuPont Fabros Technology, Inc. (Ñ)(ö)	14,675	374
East West Bancorp, Inc.	13,490	250
EastGroup Properties, Inc. (Ñ)(ö)	170	8
Equifax, Inc.	3,699	127
Extra Space Storage, Inc. (ö)	6,553	139
Ezcorp, Inc. Class A (Æ)	29,570	984
Fair Isaac Corp. (Ñ)	20,435	608
Federal Agricultural Mortgage Corp. Class C	7,665	155

	Principal Amount ($) or Shares	Market Value $
Federal Realty Investment Trust (ö)	2,628	230
FelCor Lodging Trust, Inc. (Æ)(ö)	82,991	427
Fidelity National Financial, Inc. Class A (Ñ)	8,883	145
First Financial Bankshares, Inc. (Ñ)	8,550	276
First Horizon National Corp. (Ñ)	7,080	64
First Industrial Realty Trust, Inc. (Æ)(ö)	46,851	555
First Midwest Bancorp, Inc.	18,071	215
First Niagara Financial Group, Inc.	11,919	146
FNB Corp.	28,475	285
FPIC Insurance Group, Inc. (Æ)	2,581	108
Franklin Street Properties Corp. (Ñ)(ö)	5,618	71
Genworth Financial, Inc. Class A (Æ)	9,128	76
Glacier Bancorp, Inc. (Ñ)	27,378	360
Hanover Insurance Group, Inc. (The)	9,972	361
Harleysville Group, Inc. (Ñ)	4,980	150
Health Care REIT, Inc. (ö)	2,607	138
Healthcare Realty Trust, Inc. (Ñ)(ö)	15,475	303
Heartland Payment Systems, Inc. (Ñ)	13,700	288
Higher One Holdings, Inc. (Æ)(Ñ)	21,700	431
Home Properties, Inc. (ö)	7,602	498
Huntington Bancshares, Inc.	10,656	64
Iberiabank Corp. (Ñ)	2,759	141
Inland Real Estate Corp. (Ñ)(ö)	10,859	96
Investors Real Estate Trust (Ñ)(ö)	2,029	16
iStar Financial, Inc. (Æ)(Ñ)(ö)	18,431	129
Jefferies Group, Inc.	6,369	120
Jones Lang LaSalle, Inc.	1,606	137
Kayne Anderson Energy Development Co. (Ñ)	5,082	104
KeyCorp	16,019	129
Lazard, Ltd. Class A	5,200	175
Macerich Co. (The) (Ñ)(ö)	2,415	128
Markel Corp. (Æ)	428	171
MarketAxess Holdings, Inc. (Ñ)	11,160	292
MBIA, Inc. (Æ)(Ñ)	5,853	54
MF Global Holdings, Ltd. (Æ)(Ñ)	30,740	227
MGIC Investment Corp. (Æ)(Ñ)	67,369	268
Mid-America Apartment Communities, Inc. (ö)	17,631	1,248
National Health Investors, Inc. (ö)	4,663	212
Navigators Group, Inc. (The) (Æ)(Ñ)	578	27
Netspend Holdings, Inc. (Æ)	32,800	259
Och-Ziff Capital Management Group LLC Class A	13,570	168
Old National Bancorp	37,794	385
Oritani Financial Corp. (Ñ)	6,957	90
PacWest Bancorp (Ñ)	7,110	141
Park National Corp. (Ñ)	1,140	70
Post Properties, Inc. (ö)	3,920	166
Prosperity Bancshares, Inc. (Ñ)	11,817	491
PS Business Parks, Inc. (ö)	7,750	440
Pzena Investment Management, Inc. Class A	936	6
Raymond James Financial, Inc.	4,948	157
Reinsurance Group of America, Inc. Class A	2,243	131
RLI Corp. (Ñ)	6,270	396
Selective Insurance Group, Inc.	25,779	422

Russell Tax-Managed U.S. Mid & Small Cap Fund	77

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Signature Bank NY (Æ)	16,790	993
SL Green Realty Corp. (Ñ)(ö)	2,337	192
State Auto Financial Corp. (Ñ)	305	5
Sterling Financial Corp. (Æ)	7,304	127
Sun Communities, Inc. (Ñ)(ö)	24,500	938
SVB Financial Group (Æ)	2,900	177
Tanger Factory Outlet Centers (Ñ)(ö)	6,758	185
Umpqua Holdings Corp. (Ñ)	5,611	64
United Bankshares, Inc.	10,970	262
Valley National Bancorp (Ñ)	30,699	404
Ventas, Inc. (ö)	6,152	333
Waddell & Reed Financial, Inc. Class A	5,063	186
Walter Investment Management Corp.	1,722	42
Washington Real Estate Investment Trust (Ñ)(ö)	1,466	47
Webster Financial Corp.	15,651	320
Westamerica Bancorporation (Ñ)	7,918	372
Westwood Holdings Group, Inc.	1,936	73
WSFS Financial Corp.	1,487	59

		26,550

Health Care - 12.3%
Abaxis, Inc. (Æ)(Ñ)	6,900	164
Affymax, Inc. (Æ)(Ñ)	8,780	58
Affymetrix, Inc. (Æ)(Ñ)	8,064	46
Alere, Inc. (Æ)(Ñ)	3,387	100
Alexion Pharmaceuticals, Inc. (Æ)	4,431	252
Align Technology, Inc. (Æ)	7,656	168
Allscripts Healthcare Solutions, Inc. (Æ)	6,952	126
AMAG Pharmaceuticals, Inc. (Æ)	3,122	46
AMERIGROUP Corp. Class A (Æ)(Ñ)	9,655	531
Bio-Reference Labs, Inc. (Æ)	45,300	903
Catalyst Health Solutions, Inc. (Æ)	18,200	1,193
Charles River Laboratories International, Inc. (Æ)(Ñ)	3,388	134
Chemed Corp. (Ñ)	12,448	757
Cooper Cos., Inc. (The)	2,326	178
Covance, Inc. (Æ)	2,834	162
Cyberonics, Inc. (Æ)(Ñ)	8,710	236
Dendreon Corp. (Æ)	1,949	72
Dentsply International, Inc.	1,308	50
Endo Pharmaceuticals Holdings, Inc. (Æ)	2,462	92
Gentiva Health Services, Inc. (Æ)	18,834	339
Greatbatch, Inc. (Æ)(Ñ)	4,527	113
Haemonetics Corp. (Æ)	15,733	1,030
Healthsouth Corp. (Æ)(Ñ)	17,066	416
Henry Schein, Inc. (Æ)	1,797	119
HMS Holdings Corp. (Æ)	16,440	1,243
Hologic, Inc. (Æ)	9,896	184
Human Genome Sciences, Inc. (Æ)	5,253	110
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	18,291	827
Kindred Healthcare, Inc. (Æ)(Ñ)	12,780	241
LifePoint Hospitals, Inc. (Æ)	10,750	399
Magellan Health Services, Inc. (Æ)	7,834	408
Medicis Pharmaceutical Corp. Class A (Ñ)	6,360	236
Mednax, Inc. (Æ)	2,682	183
Merit Medical Systems, Inc. (Æ)	36,683	575

	Principal Amount ($) or Shares	Market Value $
MWI Veterinary Supply, Inc. (Æ)(Ñ)	15,787	1,406
Omnicell, Inc. (Æ)	8,759	150
Orexigen Therapeutics, Inc. (Æ)	15,733	26
Orthofix International NV (Æ)	3,868	163
Pharmasset, Inc. (Æ)	4,000	485
PSS World Medical, Inc. (Æ)(Ñ)	19,595	469
Quality Systems, Inc. (Ñ)	1,488	136
Seattle Genetics, Inc. (Æ)(Ñ)	9,079	155
Sunrise Senior Living, Inc. (Æ)(Ñ)	71,933	634
SXC Health Solutions Corp. (Æ)	10,200	644
Tenet Healthcare Corp. (Æ)	26,176	146
Transcend Services, Inc. (Æ)(Ñ)	16,186	470
United Therapeutics Corp. (Æ)	5,030	289
Universal Health Services, Inc. Class B	7,670	381
US Physical Therapy, Inc.	25,211	607
Viropharma, Inc. (Æ)	9,457	171
Watson Pharmaceuticals, Inc. Class B (Æ)	6,821	458
Wright Medical Group, Inc. (Æ)	10,975	172
Zoll Medical Corp. (Æ)	3,215	224

		18,877

Materials and Processing - 4.7%
AAON, Inc. (Ñ)	7,956	181
Airgas, Inc.	3,309	227
Allied Nevada Gold Corp. (Æ)	4,934	188
Arch Chemicals, Inc.	4,085	193
Ball Corp.	4,470	173
Belden, Inc.	3,830	141
Carpenter Technology Corp.	11,965	687
Clarcor, Inc.	6,650	293
Coeur d’Alene Mines Corp. (Æ)(Ñ)	2,755	75
Compass Minerals International, Inc.	7,499	591
Crown Holdings, Inc. (Æ)	5,723	220
Eastman Chemical Co.	1,494	144
Ferro Corp. (Æ)	29,584	385
Gibraltar Industries, Inc. (Æ)	23,927	246
Horsehead Holding Corp. (Æ)	11,747	131
Interline Brands, Inc. (Æ)	20,099	336
Koppers Holdings, Inc. (Ñ)	11,350	420
Lennox International, Inc.	3,585	133
Minerals Technologies, Inc.	1,554	101
Molycorp, Inc. (Æ)(Ñ)	5,160	328
Owens Corning (Æ)	7,530	268
Packaging Corp. of America	3,307	88
Rockwood Holdings, Inc. (Æ)	4,840	293
RPM International, Inc.	8,007	169
Solutia, Inc. (Æ)	12,170	261
Sonoco Products Co.	3,503	112
Spartech Corp. (Æ)(Ñ)	15,128	87
Steel Dynamics, Inc. (Ñ)	9,550	149
Temple-Inland, Inc.	3,056	92
Texas Industries, Inc. (Ñ)	5,850	226
Universal Forest Products, Inc.	2,625	77
WR Grace & Co. (Æ)	4,889	247

		7,262

78	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 15.2%
A123 Systems, Inc. (Æ)(Ñ)	10,049	52
Accuride Corp. (Æ)	39,375	451
Actuant Corp. Class A	32,972	815
Advanced Energy Industries, Inc. (Æ)	23,290	247
Advisory Board Co. (The) (Æ)	23,730	1,270
Aecom Technology Corp. (Æ)	3,754	93
Allegiant Travel Co. Class A (Æ)	2,678	115
Ametek, Inc.	4,227	180
AMR Corp. (Æ)(Ñ)	8,524	36
Applied Industrial Technologies, Inc.	5,016	160
Arkansas Best Corp. (Ñ)	12,675	305
Baltic Trading, Ltd. (Ñ)	4,900	27
Barnes Group, Inc. (Ñ)	26,449	644
Bristow Group, Inc.	18,259	885
Carlisle Cos., Inc.	3,361	145
CDI Corp.	5,915	77
Chart Industries, Inc. (Æ)	5,670	301
Commercial Vehicle Group, Inc. (Æ)(Ñ)	25,527	271
Consolidated Graphics, Inc. (Æ)	8,375	432
Con-way, Inc. (Ñ)	3,100	113
Corporate Executive Board Co. (The)	7,600	309
Corrections Corp. of America (Æ)	6,957	149
CoStar Group, Inc. (Æ)	8,600	505
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	23,891	56
Echo Global Logistics, Inc. (Æ)(Ñ)	33,000	494
EnPro Industries, Inc. (Æ)(Ñ)	10,425	482
ExlService Holdings, Inc. (Æ)	40,143	937
Forward Air Corp.	3,671	114
Franklin Electric Co., Inc. (Ñ)	9,280	405
Gardner Denver, Inc.	7,566	645
GATX Corp. (Ñ)	15,325	604
Genco Shipping & Trading, Ltd. (Æ)(Ñ)	5,849	37
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	11,331	624
GrafTech International, Ltd. (Æ)	8,620	166
Group 1 Automotive, Inc. (Ñ)	2,882	137
HEICO Corp. (Ñ)	3,870	202
Heidrick & Struggles International, Inc. (Ñ)	14,900	396
Herman Miller, Inc. (Ñ)	16,191	373
HNI Corp.	5,172	108
IDEX Corp.	9,783	406
Kansas City Southern (Æ)	9,521	565
KBR, Inc.	6,364	227
Knightsbridge Tankers, Ltd. (Ñ)	2,589	53
Lindsay Corp. (Ñ)	4,140	262
Littelfuse, Inc.	2,943	150
MAXIMUS, Inc.	4,810	186
Mettler-Toledo International, Inc. (Æ)(Ñ)	678	105
Mistras Group, Inc. (Æ)(Ñ)	36,335	620
Modine Manufacturing Co. (Æ)	36,371	542
Navigant Consulting, Inc. (Æ)	6,034	71
Navistar International Corp. (Æ)(Ñ)	2,900	149
Old Dominion Freight Line, Inc. (Æ)	16,055	595
Orbital Sciences Corp. (Æ)	7,427	129
Pall Corp.	5,761	286
Pentair, Inc. (Ñ)	5,262	194
Robbins & Myers, Inc.	15,861	765

	Principal Amount ($) or Shares	Market Value $
Robert Half International, Inc.	1,480	41
Skywest, Inc. (Ñ)	2,966	38
SunOpta, Inc. (Æ)	55,826	329
Taser International, Inc. (Æ)(Ñ)	5,624	23
Teekay Tankers, Ltd. Class A (Ñ)	8,384	69
Tetra Tech, Inc. (Æ)	3,737	82
Titan International, Inc. (Ñ)	28,745	726
Toro Co. (The) (Ñ)	11,125	599
Trimas Corp. (Æ)(Ñ)	18,336	439
United Rentals, Inc. (Æ)(Ñ)	22,091	508
United Stationers, Inc.	9,560	307
UTi Worldwide, Inc.	16,870	273
VistaPrint NV (Æ)	18,643	498
Wabtec Corp.	9,093	587
WESCO International, Inc. (Æ)	3,158	160

		23,346

Technology - 19.2%
AboveNet, Inc. (Ñ)	8,475	516
Acme Packet, Inc. (Æ)(Ñ)	4,870	287
Active Network, Inc. (The) (Æ)	16,510	300
Advanced Analogic Technologies, Inc. (Æ)(Ñ)	13,196	80
Advanced Micro Devices, Inc. (Æ)(Ñ)	18,193	134
Akamai Technologies, Inc. (Æ)	1,939	47
American Science & Engineering, Inc.	3,736	303
Anixter International, Inc. (Ñ)	7,270	454
Ansys, Inc. (Æ)	26,568	1,344
Applied Micro Circuits Corp. (Æ)	13,404	85
Ariba, Inc. (Æ)	6,344	210
Aruba Networks, Inc. (Æ)(Ñ)	12,830	294
Atmel Corp. (Æ)	16,416	199
Avnet, Inc. (Æ)	5,180	152
Benchmark Electronics, Inc. (Æ)(Ñ)	32,570	477
Black Box Corp.	260	7
Blackboard, Inc. (Æ)(Ñ)	11,200	488
Bottomline Technologies, Inc. (Æ)	36,488	850
BroadSoft, Inc. (Æ)	5,680	166
Brocade Communications Systems, Inc. (Æ)	14,299	78
CACI International, Inc. Class A (Æ)	10,410	615
Cavium, Inc. (Æ)	8,500	293
Ceva, Inc. (Æ)	7,260	219
Checkpoint Systems, Inc. (Æ)	5,698	89
Ciber, Inc. (Æ)(Ñ)	75,300	378
comScore, Inc. (Æ)	25,282	551
Concur Technologies, Inc. (Æ)(Ñ)	7,800	354
Cypress Semiconductor Corp.	15,480	319
DealerTrack Holdings, Inc. (Æ)	31,200	724
Digimarc Corp. (Æ)(Ñ)	9,800	389
Diodes, Inc. (Æ)	13,312	314
DynaVox, Inc. Class A (Æ)(Ñ)	5,023	33
Earthlink, Inc.	115,529	929
Ebix, Inc. (Æ)(Ñ)	20,800	410
Ellie Mae, Inc. (Æ)(Ñ)	41,200	237
Emulex Corp. (Æ)	29,481	249
Entegris, Inc. (Æ)	58,989	506
Entropic Communications, Inc. (Æ)(Ñ)	37,790	252
Equinix, Inc. (Æ)	1,142	119

Russell Tax-Managed U.S. Mid & Small Cap Fund	79

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fairchild Semiconductor International, Inc. Class A (Æ)	32,840	493
FEI Co. (Æ)(Ñ)	5,700	188
Formfactor, Inc. (Æ)	6,509	60
Fortinet, Inc. (Æ)	15,640	318
Harmonic, Inc. (Æ)(Ñ)	48,103	261
Hittite Microwave Corp. (Æ)(Ñ)	11,300	633
Identive Group, Inc. (Æ)	24,126	51
Inphi Corp. (Æ)	13,990	178
Integrated Device Technology, Inc. (Æ)	63,196	432
Interactive Intelligence Group (Æ)	24,690	938
Intermec, Inc. (Æ)	5,364	58
IPG Photonics Corp. (Æ)	6,831	411
Jabil Circuit, Inc.	9,475	173
LivePerson, Inc. (Æ)(Ñ)	48,835	601
LogMeIn, Inc. (Æ)(Ñ)	14,000	498
LTX-Credence Corp. (Æ)	12,499	90
MaxLinear, Inc. Class A (Æ)	3,119	21
Mentor Graphics Corp. (Æ)	12,930	148
MICROS Systems, Inc. (Æ)	4,213	206
Netlogic Microsystems, Inc. (Æ)(Ñ)	19,000	656
Newport Corp. (Æ)	8,837	137
NIC, Inc. (Ñ)	55,790	712
Nuance Communications, Inc. (Æ)	4,520	90
NVE Corp. (Æ)(Ñ)	1,270	70
ON Semiconductor Corp. (Æ)	18,655	162
OpenTable, Inc. (Æ)	3,080	218
Plexus Corp. (Æ)(Ñ)	28,295	835
Power Integrations, Inc. (Ñ)	17,000	603
Progress Software Corp. (Æ)(Ñ)	39,401	950
Quantum Corp. (Æ)(Ñ)	34,188	90
Quest Software, Inc. (Æ)	26,800	509
Rackspace Hosting, Inc. (Æ)	4,510	180
RF Micro Devices, Inc. (Æ)(Ñ)	21,845	147
Riverbed Technology, Inc. (Æ)	10,500	301
Rogers Corp. (Æ)	2,466	120
Rovi Corp. (Æ)(Ñ)	5,478	290
SBA Communications Corp. Class A (Æ)	2,013	77
SciQuest, Inc. (Æ)	22,700	387
Sina Corp. (Æ)	2,505	271
SuccessFactors, Inc. (Æ)(Ñ)	13,020	352
Syntel, Inc. (Ñ)	17,637	970
Tangoe, Inc. (Æ)	12,700	147
Tekelec (Æ)	7,050	55
THQ, Inc. (Æ)(Ñ)	17,271	46
TIBCO Software, Inc. (Æ)	8,218	214
TriQuint Semiconductor, Inc. (Æ)(Ñ)	12,874	97
Ultimate Software Group, Inc. (Æ)	10,158	552
Ultratech, Inc. (Æ)	12,460	328
Unisys Corp. (Æ)	412	9
United Online, Inc. (Ñ)	17,844	107
Varian Semiconductor Equipment Associates, Inc. (Æ)	980	60
VeriFone Systems, Inc. (Æ)	6,900	272
Volterra Semiconductor Corp. (Æ)(Ñ)	5,800	149

	Principal Amount ($) or Shares		Market Value $
Xyratex, Ltd. (Æ)(Ñ)	5,282		50

			29,422

Utilities - 3.3%
Alaska Communications Systems Group, Inc. (Ñ)	47,236		341
Allete, Inc. (Ñ)	2,706		109
Avista Corp.	13,480		340
Black Hills Corp. (Ñ)	9,765		292
CenterPoint Energy, Inc.	10,450		205
Central Vermont Public Service Corp.	5,933		208
CenturyLink, Inc.	1,180		44
Cleco Corp. (Ñ)	18,743		651
Connecticut Water Service, Inc. (Ñ)	4,800		122
El Paso Electric Co.	5,715		191
Empire District Electric Co. (The) (Ñ)	8,716		178
Gran Tierra Energy, Inc. (Æ)	17,173		119
j2 Global Communications, Inc. (Æ)(Ñ)	16,385		438
Laclede Group, Inc. (The)	641		24
National Fuel Gas Co.	3,059		221
New Jersey Resources Corp. (Ñ)	3,300		144
Northeast Utilities	6,648		226
Northwest Natural Gas Co. (Ñ)	1,199		53
NorthWestern Corp.	18,790		602
NSTAR (Ñ)	4,513		200
Southwest Gas Corp.	4,371		163
Time Warner Telecom, Inc. Class A (Æ)	9,230		182

			5,053

Total Common Stocks (cost $110,607)			149,300

Short-Term Investments - 2.6%
Russell U.S. Cash Management Fund	3,918,309	(¥)	3,918

Total Short-Term Investments (cost $3,918)			3,918

Other Securities - 10.4%
Russell Investment Company Liquidating Trust (×)	1,054,871	(¥)	1,183
Russell U.S. Cash Collateral Fund (×)	14,757,561	(¥)	14,758

Total Other Securities (cost $15,812)			15,941

Total Investments - 110.2% (identified cost $130,337)			169,159

Other Assets and Liabilities, Net - (10.2%)			(15,598)

Net Assets - 100.0%			153,561

See accompanying notes which are an integral part of this quarterly report.

80	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index (CME)	46	USD	4,332	09/11	(33)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(33)

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,715	$—	$—	$25,715
Consumer Staples	5,587	—	—	5,587
Energy	7,488	—	—	7,488
Financial Services	26,550	—	—	26,550
Health Care	18,877	—	—	18,877
Materials and Processing	7,262	—	—	7,262
Producer Durables	23,346	—	—	23,346
Technology	29,422	—	—	29,422
Utilities	5,053	—	—	5,053
Short-Term Investments	—	3,918	—	3,918
Other Securities	—	15,941	—	15,941

Total Investments	149,300	19,859	—	169,159

Other Financial Instruments
Futures Contracts	(33)	—	—	(33)

Total Other Financial Instruments*	$(33)	$—	$—	$(33)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	81

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Fixed Income Investments - 85.9%
Argentina - 2.0%
Argentina Bonos Series X 7.000% due 04/17/17		5,775	5,486
Argentina Government International Bond 6.500% due 12/15/35	EUR	7,478	1,606
Series dis 5.830% due 12/31/33	ARS	4,425	1,743
Argentine Republic Government International Bond Series $DSC 8.280% due 12/31/33		4,955	4,298
Series dscEUR 7.820% due 12/31/33	EUR	574	604
Capex SA 10.000% due 03/10/18 (Þ)		646	643
Empresa Distribuidora Y Comercializadora Norte 9.750% due 10/25/22 (Þ)		329	331
Series REGS 9.750% due 10/25/22		250	252
IRSA Inversiones y Representaciones SA 11.500% due 07/20/20 (Þ)		500	566
Tarjeta Naranja SA 9.000% due 01/28/17 (Þ)		211	219

			15,748

Australia - 0.0%
Mirabela Nickel, Ltd. 8.750% due 04/15/18 (Þ)		155	156

Bahamas - 0.2%
Credit Suisse Zero coupon due 06/17/21	IDR	7,000,000	1,147

Barbados - 0.1%
Columbus International, Inc. 11.500% due 11/20/14 (Þ)		250	281
Series REGS 11.500% due 11/20/14		347	389

			670

Belgium - 0.2%
Ontex IV S.A. 9.000% due 04/15/19	EUR	1,050	1,369
Ontex IV SA Series REGS 9.000% due 04/15/19	EUR	450	587

			1,956

Bermuda - 0.5%
Alliance Oil Co., Ltd. Series REGS 9.875% due 03/11/15		210	230

	Principal Amount ($) or Shares	Market Value $
Digicel Group, Ltd.
9.125% due 01/15/15 (Þ)	250	254
Series REGS 10.500% due 04/15/18	500	559
Digicel, Ltd. Series REGS 8.250% due 09/01/17	410	425
Inkia Energy, Ltd. 8.375% due 04/04/21 (Þ)	351	360
Qtel International Finance, Ltd. 4.750% due 02/16/21 (Þ)	264	265
5.000% due 10/19/25 (Þ)	895	859
Series REGS 7.875% due 06/10/19	240	295
5.000% due 10/19/25	400	384

		3,631

Brazil - 2.2%
Banco Cruzeiro do Sul SA 8.875% due 09/22/20 (Þ)	691	679
Series REGS 8.875% due 09/22/20	341	335
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	499	517
BR Malls International Finance, Ltd. 8.500% due 01/29/49 (ƒ)(Þ)	265	282
BR Properties SA Series REGS 9.000% due 10/29/49 (ƒ)	282	294
Brazilian Government International Bond 6.000% due 01/17/17	1,563	1,833
5.875% due 01/15/19	1,200	1,399
4.875% due 01/22/21	4,278	4,670
8.875% due 04/15/24	1,788	2,586
8.750% due 02/04/25	558	798
8.250% due 01/20/34	565	798
7.125% due 01/20/37	480	616
Hypermarcas SA 6.500% due 04/20/21 (Þ)	700	706
OGX Petroleo e Gas Participacoes SA 8.500% due 06/01/18 (Þ)	1,205	1,270
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	1,006	1,001

		17,784

Canada - 0.9%
Harvest Operations Corp. 6.875% due 10/01/17 (Þ)	1,450	1,512
National Money Mart Co. 10.375% due 12/15/16	1,850	2,040
Novelis, Inc. 8.375% due 12/15/17	855	931
8.750% due 12/15/20	795	884
Precision Drilling Corp. 6.500% due 12/15/21 (Å)	1,735	1,770
Sino-Forest Corp. 6.250% due 10/21/17 (Þ)	229	142

		7,279

82	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Cayman Islands - 1.3%
Banco Continental SA via Continental Senior Trustees Cayman, Ltd. 5.500% due 11/18/20 (Þ)		360	341
China Liansu Group Holdings, Ltd. 7.875% due 05/13/16 (Þ)		856	826
Countrywide Holdings, Ltd. Series REGS 10.000% due 05/08/18	GBP	1,515	2,462
Dubai Holding Commercial Operations MTN, Ltd. 4.750% due 01/30/14	EUR	100	130
Series EMtN 6.000% due 02/01/17	GBP	550	755
Evergrande Real Estate Group, Ltd. 13.000% due 01/27/15 (Þ)		350	360
Series REGS 13.000% due 01/27/15		395	406
General Shopping Finance, Ltd. 10.000% due 11/09/15 (ƒ)(Þ)		663	699
Series REGS 10.000% due 12/29/49 (ƒ)		100	105
Gruposura Finance 5.700% due 05/18/21 (Þ)		361	362
Hutchison Whampoa International 10, Ltd. Series REGS 6.000% due 12/29/49 (ƒ)		811	839
Kaisa Group Holdings, Ltd. Series REGS 13.500% due 04/28/15		613	600
MIE Holdings Corp. 9.750% due 05/12/16 (Þ)		706	700
Minerva Overseas II, Ltd. 10.875% due 11/15/19 (Þ)		500	555
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)		685	726
Texhong Textile Group, Ltd. 7.625% due 01/19/16 (Þ)		202	196
Series REGS 7.625% due 01/19/16		208	201

			10,263

Chile - 0.2%
Centros Comerciales Sudamericanos SA 5.500% due 01/20/21 (Å)		500	511
Corp. Nacional del Cobre de Chile Series REGS 6.150% due 10/24/36		1,200	1,371

			1,882

Colombia - 2.3%
Bogota Distrito Capital Series REGS 9.750% due 07/26/28	COP	4,000,000	2,893
Citigroup Funding, Inc. 11.000% due 07/27/20	COP	1,195,000	822

	Principal Amount ($) or Shares		Market Value $
Colombia Government International Bond 2.068% due 11/16/15 (Ê)		3,625	3,743
7.375% due 01/27/17		3,575	4,404
7.750% due 04/14/21	COP	1,391,000	894
4.375% due 07/12/21		980	1,008
7.375% due 09/18/37		3,589	4,621

			18,385

Croatia - 0.8%
Croatia Government International Bond 6.625% due 07/14/20 (Þ)		1,000	1,039
6.375% due 03/24/21 (Þ)		4,600	4,663
Series REGS 6.625% due 07/14/20		450	468

			6,170

Cyprus - 0.1%
Mriya Agro Holding PLC 10.950% due 03/30/16 (Þ)		410	418

Dominican Republic - 0.0%
Capital Cana SA 10.000% due 04/30/16 (Þ)		250	113

El Salvador - 0.4%
El Salvador Government International Bond Series REGS 7.375% due 12/01/19		2,775	3,115

France - 0.2%
SPCM SA Series REGS 8.250% due 06/15/17	EUR	1,260	1,906

Germany - 1.7%
ALBA Group PLC & Co. KG 8.000% due 05/15/18 (Þ)	EUR	1,790	2,611
Deutsche Bank AG/London 9.375% due 02/13/18 (Þ)		1,604	1,618
KUKA AG Series REGS 8.750% due 11/15/17	EUR	1,680	2,589
Musketeer GmbH 9.500% due 03/15/21 (Þ)	EUR	1,200	1,797
Series REGS 9.500% due 03/15/21	EUR	510	764
Styrolution GmbH 7.625% due 05/15/16 (Þ)	EUR	1,540	2,135
Unitymedia GmbH Series ReGS 9.625% due 12/01/19	EUR	1,575	2,433

			13,947

Ghana - 0.1%
Republic of Ghana Series REGS 8.500% due 10/04/17		943	1,068

Russell Global Opportunistic Credit Fund	83

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Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

India - 0.1%
Axis Bank/Singapore 7.125% due 06/28/22		126	125
Bank of India/Jersey 6.994% due 03/29/49 (ƒ)		137	133
ICICI Bank, Ltd. 5.750% due 11/16/20 (Þ)		375	382

			640

Indonesia - 1.0%
Republic of Indonesia 6.875% due 01/17/18		3,023	3,590
11.625% due 03/04/19		2,767	4,157
5.875% due 03/13/20		238	271

			8,018

Iraq - 1.2%
Republic of Iraq Series REGS 5.800% due 01/15/28		10,800	9,815

Ireland - 0.7%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875% due 09/25/17 (Þ)		372	392
Ardagh Packaging Finance PLC Series 144a 7.375% due 10/15/17 (Þ)	EUR	1,175	1,688
Series REGS 9.250% due 10/15/20	EUR	500	715
Metalloinvest Finance, Ltd. 6.500% due 07/21/16 (Å)		730	735
Novatek Finance, Ltd. 6.604% due 02/03/21 (Þ)		893	953
SCF Capital, Ltd. 5.375% due 10/27/17 (Þ)		451	450
Vimpel Communications, Inc. 7.748% due 02/02/21 (Þ)		528	545

			5,478

Jersey - 0.1%
West China Cement, Ltd. 7.500% due 01/25/16 (Þ)		411	396
Series REGS 7.500% due 01/25/16		468	451

			847

Kazakhstan - 0.9%
BTA Bank JSC 12.500% due 01/01/13 (Þ)		783	658
Zero coupon due 07/01/20 (Þ)		1,427	82
Series REGS 12.500% due 01/01/13		1,328	1,115
KazMunayGas National Co. 9.125% due 07/02/18 (Å)		272	339
6.375% due 04/09/21 (Þ)		713	761

	Principal Amount ($) or Shares		Market Value $
Series REGS 8.375% due 07/02/13		560	610
11.750% due 01/23/15		369	458
7.000% due 05/05/20		2,364	2,642
Zhaikmunai LLP 10.500% due 10/19/15 (Þ)		363	385

			7,050

Luxembourg - 2.5%
Aguila 3 SA 7.875% due 01/31/18 (Þ)		1,395	1,409
Series REGs 7.875% due 01/31/18	CHF	150	195
APERAM 7.750% due 04/01/18 (Þ)		2,515	2,528
ConvaTec Healthcare E SA 7.375% due 12/15/17 (Þ)	EUR	635	908
Series REGS 7.375% due 12/15/17	EUR	1,140	1,630
Evraz Group SA 6.750% due 04/27/18 (Þ)		1,037	1,034
Expro Finance Luxembourg SCA 8.500% due 12/15/16 (Þ)		2,650	2,657
Greif Luxembourg Finance SCA 7.375% due 07/15/21 (Å)	EUR	700	1,016
Intelsat Jackson Holdings SA 7.250% due 10/15/20 (Þ)		2,500	2,528
KION Finance SA Series REGS 7.875% due 04/15/18	EUR	1,800	2,483
MHP SA 10.250% due 04/29/15 (Þ)		150	159
Sunrise Communications Holdings SA 8.500% due 12/31/18 (Þ)	EUR	1,730	2,573
Wind Acquisition Finance SA Series REGS 11.750% due 07/15/17	EUR	1,600	2,535

			21,655

Malaysia - 2.3%
Malaysia Government Bond Series 0110 3.835% due 08/12/15	MYR	10,530	3,607
Series 0409 3.741% due 02/27/15	MYR	3,625	1,238
Series 2/04 5.094% due 04/30/14	MYR	5,170	1,827
Penerbahgan Malaysia Berhad 5.625% due 03/15/16		3,500	3,901
Petronas Capital, Ltd. Series REGS 5.250% due 08/12/19		647	708
7.875% due 05/22/22		5,072	6,649
Petronas Global Sukuk, Ltd. 4.250% due 08/12/14 (Þ)		616	654

			18,584

84	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Mexico - 3.1%
Alestra SA 11.750% due 08/11/14		395	452
Axtel SAB de CV 7.625% due 02/01/17 (Å)		240	231
Series REGS 9.000% due 09/22/19		365	356
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)		1,015	1,047
Cemex SAB de CV 5.246% due 09/30/15 (Ê)(Þ)		865	796
9.000% due 01/11/18 (Þ)		487	458
Desarrolladora Homex SAB de CV 7.500% due 09/28/15		150	153
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)		131	135
Mexican Bonos Series M 20 8.500% due 05/31/29	MXN	46,280	4,401
Series M 8.000% due 06/11/20	MXN	24,710	2,311
Mexican Bonos Desarr 8.500% due 11/18/38	MXN	16,687	1,540
Mexico Government International Bond 5.625% due 01/15/17		4,912	5,612
5.125% due 01/15/20		1,192	1,316
8.300% due 08/15/31		2,279	3,182
Series GMTN 5.950% due 03/19/19		2,602	3,012

			25,002

Netherlands - 1.9%
BLT Finance BV Series REGS 7.500% due 05/15/14		124	87
Carlson Wagonlit BV Series REGS 7.360% due 05/01/15 (Ê)	EUR	1,800	2,431
HeidelbergCement Finance BV 7.500% due 04/03/20	EUR	1,690	2,538
Indosat Palapa Co. BV 7.375% due 07/29/20 (Þ)		250	283
Metinvest BV 8.750% due 02/14/18 (Þ)		575	596
Myriad International Holding BV 6.375% due 07/28/17 (Þ)		500	540
Series REGS 6.375% due 07/28/17		550	595
Refresco Group BV Series 144a 7.375% due 05/15/18 (Þ)	EUR	1,760	2,579
Sensata Technologies BV 6.500% due 05/15/19 (Þ)		2,575	2,601
UPC Holding BV Series REGS 8.375% due 08/15/20	EUR	1,675	2,395

	Principal Amount ($) or Shares		Market Value $
VimpelCom Holdings BV 7.504% due 03/01/22 (Þ)		680	680

			15,325

Panama - 1.2%
Panama Government International Bond
5.200% due 01/30/20		4,100	4,551
9.375% due 04/01/29		3,145	4,749

			9,300

Peru - 0.5%
Banco de Credito del Peru 5.375% due 09/16/20 (Þ)		369	364
Peruvian Government International Bond 8.375% due 05/03/16		1,218	1,525
8.750% due 11/21/33		1,505	2,156

			4,045

Philippines - 1.3%
Philippine Government International Bond 8.375% due 06/17/19		279	367
4.000% due 01/15/21		5,091	5,104
4.950% due 01/15/21	PHP	28,000	659
7.500% due 09/25/24		1,984	2,492
9.500% due 02/02/30		402	601
6.375% due 10/23/34		1,064	1,226

			10,449

Poland - 1.4%
Poland Government International Bond 6.375% due 07/15/19		7,624	8,691
4.000% due 03/23/21	EUR	652	882
5.125% due 04/21/21		1,598	1,662

			11,235

Qatar - 0.1%
Qatar Government International Bond 5.250% due 01/20/20 (Þ)		886	975

Russia - 3.0%
Russia Government International Bond Series REGS 7.500% due 03/31/30		11,098	13,262
Russian Foreign Bond 7.500% due 03/31/30		3,198	3,822
Russian Foreign Bond - Eurobond Series REGS 11.000% due 07/24/18		476	687
5.000% due 04/29/20		6,100	6,420

			24,191

Singapore - 0.2%
Bakrie Telecom Pte, Ltd. Series REGS 11.500% due 05/07/15		419	428

Russell Global Opportunistic Credit Fund	85

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Bumi Investment Pte, Ltd. 10.750% due 10/06/17 (Þ)		493	569
STATS ChipPAC, Ltd. 5.375% due 03/31/16 (Þ)		175	176
Yanlord Land Group, Ltd. Series REGS 9.500% due 05/04/17		106	107

			1,280

South Africa - 2.1%
South Africa Government Bond 10.500% due 12/21/26	ZAR	3,850	675
Series R186 10.500% due 12/21/26	ZAR	17,270	3,025
Series R204 8.000% due 12/21/18	ZAR	3,200	475
Series R208 6.750% due 03/31/21	ZAR	17,810	2,383
South Africa Government International Bond 6.875% due 05/27/19		860	1,035
5.500% due 03/09/20		4,540	5,011
5.875% due 05/30/22		2,415	2,723
6.250% due 03/08/41		1,182	1,297

			16,624

South Korea - 0.1%
Export-Import Bank of Korea 8.125% due 01/21/14		850	971

Spain - 1.0%
Abengoa Finance SAU 8.875% due 11/01/17 (Þ)		1,950	1,960
Abengoa SA 8.500% due 03/31/16	EUR	450	653
Cemex Espana Luxembourg Series REGS 8.875% due 05/12/17	EUR	51	70
Inaer Aviation Finance, Ltd. Series REGS 9.500% due 08/01/17	EUR	1,785	2,514
Obrascon Huarte Lain SA 7.375% due 04/28/15	EUR	1,750	2,489

			7,686

Sweden - 0.3%
Stena AB Series REGS 6.125% due 02/01/17	EUR	1,850	2,299

Turkey - 1.1%
Turkey Government International Bond 7.250% due 03/15/15		1,000	1,143
7.500% due 11/07/19		2,282	2,716
7.000% due 06/05/20		3,297	3,816
6.875% due 03/17/36		583	643

	Principal Amount ($) or Shares		Market Value $
Yuksel Insaat AS Series REGS 9.500% due 11/10/15		127	120

			8,438

Ukraine - 0.4%
Ukraine Government International Bond 6.875% due 09/23/15 (Þ)		1,425	1,486
6.250% due 06/17/16 (Þ)		642	648
Series REGs 7.750% due 09/23/20		765	799

			2,933

United Arab Emirates - 0.1%
DP World, Ltd. Series REGS 6.850% due 07/02/37		780	761

United Kingdom - 3.1%
Anglian Water Osprey Financing PLC 7.000% due 01/31/18	GBP	1,515	2,456
Barclays Bank PLC 11.500% due 09/18/19	IDR	8,830,000	1,321
British Airways PLC 8.750% due 08/23/16	GBP	785	1,343
Crown Newco 3 PLC 8.875% due 02/15/18	GBP	760	1,254
EC Finance PLC 9.750% due 08/01/17 (Þ)	EUR	910	1,350
Series REGS 9.750% due 08/01/17	EUR	755	1,120
European Bank for Reconstruction & Development Series GMTN 7.200% due 06/08/16	IDR	6,390,000	780
Ferrexpo Finance PLC 7.875% due 04/07/16 (Þ)		464	474
HSBC Bank PLC 8.250% due 07/15/21 (Þ)	IDR	6,000,000	760
Kerling PLC Series REGS 10.625% due 02/01/17	EUR	1,600	2,368
Ladbrokes Group Finance PLC 7.625% due 03/05/17	GBP	1,475	2,494
Matalan Finance PLC Series REGS 9.625% due 03/31/17	GBP	1,165	1,549
Phones4u Finance PLC 9.500% due 04/01/18	GBP	1,100	1,594
Series REGS 9.500% due 04/01/18	GBP	420	608
Priory Group No. 3 PLC Series REGS 8.875% due 02/15/19	GBP	800	1,300
Thomas Cook Group PLC 7.750% due 06/22/17	GBP	1,600	2,272

86	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ukreximbank Via Biz Finance PLC Series REGS 8.375% due 04/27/15	700	738
Vedanta Resources PLC 8.250% due 06/07/21 (Þ)	698	722

		24,503

United States - 39.4%
ACCO Brands Corp. 7.625% due 08/15/15	2,470	2,495
AES Corp. (The) 8.000% due 10/15/17	930	1,004
7.375% due 07/01/21 (Þ)	735	761
Alere, Inc. 9.000% due 05/15/16	2,590	2,697
Alpha Natural Resources, Inc. 6.000% due 06/01/19	395	407
6.250% due 06/01/21	1,030	1,066
AMC Entertainment, Inc. 9.750% due 12/01/20 (Þ)	5,960	6,079
AMC Networks, Inc. 7.750% due 07/15/21 (Þ)	1,260	1,326
American Airlines, Inc. 7.500% due 03/15/16 (Þ)	1,530	1,503
Ameristar Casinos, Inc. 7.500% due 04/15/21 (Þ)	1,210	1,258
Amscan Holdings, Inc. 8.750% due 05/01/14	4,000	4,060
Arch Coal, Inc. 7.000% due 06/15/19 (Þ)	1,215	1,273
ARS Intermediate Holdings LLC Series AI 13.625% due 11/15/15 (Å)	2,000	1,975
Atkore International, Inc. 9.875% due 01/01/18 (Þ)	1,025	1,084
Autoparts Holdings Ltd. 1.000% due 01/26/18	120	122
B&G Foods, Inc. 7.625% due 01/15/18	1,300	1,391
Berry Petroleum Co. 6.750% due 11/01/20	1,305	1,338
Beverages & More, Inc. 9.625% due 10/01/14 (Þ)	3,560	3,738
BioScrip, Inc. 10.250% due 10/01/15	990	1,035
Brickman Group Holdings, Inc. 9.125% due 11/01/18 (Þ)	2,000	2,045
Building Materials Corp. of America 7.500% due 03/15/20 (Þ)	2,450	2,585
Bumble Bee Acquisition Corp. 9.000% due 12/15/17 (Þ)	2,150	2,169
C&S Group Enterprises LLC 8.375% due 05/01/17 (Þ)	2,500	2,600
Caesars Entertainment Operating Co., Inc. 3.253% due 01/28/15	1,613	1,451
11.250% due 06/01/17	4,000	4,405

	Principal Amount ($) or Shares		Market Value $
Caesars Entertainment Operating Co., Inc. Term Loan 3.187% due 01/28/15		867	780
Capella Healthcare, Inc. 9.250% due 07/01/17 (Þ)		1,400	1,481
Casella Waste Systems, Inc. 7.750% due 02/15/19 (Þ)		520	515
CCH II LLC / CCH II Capital Corp. 13.500% due 11/30/16		6,150	7,257
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250% due 10/30/17		685	723
7.000% due 01/15/19		1,045	1,087
6.500% due 04/30/21		1,370	1,366
CDRT Merger Sub, Inc. 8.125% due 06/01/19 (Þ)		1,745	1,745
CDW LLC / CDW Finance Corp. Term Loan 3.937% due 10/12/14		2,259	2,226
CDW LLC / CDW Finance Corp. 8.000% due 12/15/18 (Þ)		3,250	3,429
Cengage Learning Acquisitions, Inc. 10.500% due 01/15/15 (Þ)		6,550	5,600
Century Aluminum Co. 8.000% due 05/15/14		250	260
Chesapeake Energy Corp. 6.625% due 08/15/20		1,000	1,080
Citadel Broadcasting Corp. 7.750% due 12/15/18 (Þ)		2,140	2,303
Citigroup Funding, Inc. 1.000% due 07/25/24	COP	200,000	134
Series emt1 11.000% due 07/27/20	COP	1,800,000	1,238
Claire’s Stores, Inc. 8.875% due 03/15/19 (Þ)		4,780	4,493
Clear Channel Communications, Inc. 10.750% due 08/01/16		1,750	1,549
9.000% due 03/01/21 (Þ)		4,670	4,413
Clearwater Paper Corp. 7.125% due 11/01/18		2,400	2,505
CommScope, Inc. 8.250% due 01/15/19 (Þ)		1,225	1,274
Cott Beverages, Inc. 8.125% due 09/01/18		2,350	2,488
Covanta Holding Corp. 7.250% due 12/01/20		1,510	1,639
Cumulus Media, Inc. 7.750% due 05/01/19 (Þ)		1,290	1,238
DaVita, Inc. 6.625% due 11/01/20		1,725	1,760
Denbury Resources, Inc. 6.375% due 08/15/21		2,310	2,379
DISH DBS Corp. 6.750% due 06/01/21 (Þ)		1,275	1,316
Dresser-Rand Group, Inc. 6.500% due 05/01/21 (Þ)		2,540	2,616

Russell Global Opportunistic Credit Fund	87

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Empire Today LLC / Empire Today Finance Corp. 11.375% due 02/01/17 (Þ)	1,330	1,340
Endo Pharmaceuticals Holdings, Inc. 7.000% due 07/15/19 (Þ)	835	875
7.000% due 12/15/20 (Þ)	800	834
Equinix, Inc. 7.000% due 07/15/21	1,385	1,440
FGI Holding Co., Inc. 11.250% due 10/01/15	1,501	1,531
First Data Corp. 7.375% due 06/15/19 (Þ)	1,835	1,849
Ford Motor Co. 7.450% due 07/16/31	3,380	3,853
Foresight Energy LLC / Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	3,000	3,195
GCI, Inc. 6.750% due 06/01/21 (Þ)	1,310	1,330
Giant Funding Corp. 8.250% due 02/01/18 (Þ)	1,380	1,452
Goodyear Tire & Rubber Co. (The) 8.250% due 08/15/20	2,300	2,524
Graham Packaging Co., Inc. 9.875% due 10/15/14	500	513
Greif, Inc. 7.750% due 08/01/19	1,000	1,093
GXS Worldwide, Inc. 9.750% due 06/15/15	1,000	1,010
Hanesbrands, Inc. 6.375% due 12/15/20	1,670	1,662
Harbinger Group, Inc. 10.625% due 11/15/15	1,150	1,179
Series 144a 10.625% due 11/15/15 (Å)	660	676
HCA, Inc. 6.500% due 02/15/20	1,215	1,233
HUB International Holdings, Inc. 9.000% due 12/15/14 (Þ)	2,600	2,633
Huntington Ingalls Industries, Inc. 6.875% due 03/15/18 (Þ)	590	608
7.125% due 03/15/21 (Þ)	555	573
Icon Health & Fitness 11.875% due 10/15/16 (Þ)	30	31
INC Research LLC 11.500% due 07/15/19 (Å)	1,840	1,840
Iron Mountain, Inc. 6.750% due 10/15/18	1,350	1,882
J Crew Group, Inc. 8.125% due 03/01/19 (Þ)	1,230	1,190
Jarden Corp. 6.125% due 11/15/22	2,400	2,418
JBS USA LLC/JBS USA Finance, Inc. 7.250% due 06/01/21 (Þ)	985	973
JMC Steel Group 8.250% due 03/15/18 (Þ)	260	270
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.750% due 03/01/19	1,570	1,592

	Principal Amount ($) or Shares	Market Value $
Kratos Defense & Security Solutions, Inc. 10.000% due 06/01/17 (Å)	495	525
Level 3 Escrow, Inc. 8.125% due 07/01/19 (Þ)	200	201
Level 3 Financing, Inc. 9.375% due 04/01/19 (Þ)	2,270	2,369
Levi Strauss & Co. 7.750% due 05/15/18	1,775	2,500
Linn Energy LLC/Linn Energy Finance Corp. 6.500% due 05/15/19 (Þ)	1,315	1,313
MedAssets, Inc. 8.000% due 11/15/18 (Þ)	4,080	4,121
Mercer International, Inc. 9.500% due 12/01/17	1,560	1,665
Merrill Communications, LLC Term Loan 7.500% due 11/22/12	6,243	6,234
Michaels Stores, Inc. 7.750% due 11/01/18 (Þ)	1,800	1,800
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.625% due 04/15/16 (Þ)	1,660	1,809
Midwest Generation LLC Series B 8.560% due 01/02/16	1,426	1,466
Mueller Water Products, Inc. 7.375% due 06/01/17	2,205	2,106
Multiplan, Inc. 9.875% due 09/01/18 (Þ)	2,100	2,252
Murray Energy Corp. 10.250% due 10/15/15 (Þ)	1,750	1,837
National Mentor Holdings, Inc. Term Loan B 7.000% due 02/09/17	1,446	1,439
National Mentor Holdings, Inc. 12.500% due 02/15/18 (Þ)	1,590	1,582
NBTY, Inc. Series WI 9.000% due 10/01/18	1,750	1,870
NCO Group, Inc. Term Loan 8.000% due 05/15/13	6,299	6,274
New Star Metals, Inc. Term Loan 10.500% due 06/18/15	6,750	6,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% due 03/15/18	2,350	2,506
Nortek, Inc. 8.500% due 04/15/21 (Þ)	1,375	1,282
North Atlantic Trading Co. 11.500% due 07/15/16 (Å)	1,620	1,600
19.000% due 01/15/17 (Å)	840	833
NRG Energy, Inc. 7.625% due 01/15/18 (Þ)	1,350	1,373
Series AI 8.250% due 09/01/20	625	644
Paperworks Industries, Inc. Term Loan 9.500% due 07/20/16	6,500	6,500
Pemex Project Funding Master Trust Series REGS 5.500% due 02/24/25	2,100	2,900

88	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Penn National Gaming, Inc. 8.750% due 08/15/19	1,500	1,654
Penn Virginia Corp. 7.250% due 04/15/19	1,210	1,225
Penske Automotive Group, Inc. 7.750% due 12/15/16	1,905	1,991
Pilgrim’s Pride Corp. 7.875% due 12/15/18 (Þ)	2,640	2,350
Pinnacle Entertainment, Inc. 7.500% due 06/15/15	2,700	2,781
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250% due 04/01/15	2,000	2,075
Plains Exploration & Production Co. 6.625% due 05/01/21	2,025	2,116
Ply Gem Industries, Inc. 8.250% due 02/15/18 (Þ)	1,130	1,079
Production Resource Group, Inc. 8.875% due 05/01/19 (Þ)	1,305	1,321
Radiation Therapy Services, Inc. 9.875% due 04/15/17	3,500	3,412
Revlon Consumer Products Corp. Series WI 9.750% due 11/15/15	2,000	2,175
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125% due 04/15/19 (Þ)	2,400	2,334
7.875% due 08/15/19 (Å)	1,393	1,408
6.875% due 02/15/21 (Þ)	105	101
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 8.625% due 12/01/17 (Þ)	3,590	3,653
Scientific Games Corp. 8.125% due 09/15/18	2,315	2,425
ServiceMaster Co. (The) 10.750% due 07/15/15 (Þ)	3,000	3,158
Severstal Columbus LLC 10.250% due 02/15/18	2,000	2,215
Southern Copper Corp. 6.750% due 04/16/40	105	111
Spectrum Brands Holdings, Inc. 12.000% due 08/28/19	2,212	2,456
Sprint Capital Corp. 6.900% due 05/01/19	2,415	2,469
SSI Investments II/SSI Co. - Issuer LLC 11.125% due 06/01/18	1,816	2,007
Stallion Oilfield Holdings, Ltd. 10.500% due 02/15/15	1,695	1,898
Star Gas Partners, LP/Star Gas Finance Co. Series WI 8.875% due 12/01/17	490	510
Sterling Chemicals, Inc. 10.250% due 04/01/15	5,210	5,523
STHI Holding Corp. 8.000% due 03/15/18 (Þ)	1,695	1,737
SunCoke Energy, Inc. 7.625% due 08/01/19 (Å)	960	984

	Principal Amount ($) or Shares	Market Value $
SunGard Data Systems, Inc. Series WI 7.625% due 11/15/20	2,050	2,086
Sunstate Equipment Co. LLC/Sunstate Equipment Co, Inc. 12.000% due 06/15/16 (Þ)	1,310	1,287
Symbion, Inc. 8.000% due 06/15/16 (Þ)	750	729
Tekin Plex, Inc. Term Loan 9.000% due 11/19/15	3,126	3,089
9.250% due 11/19/15	89	89
Tenneco, Inc. 6.875% due 12/15/20	1,270	1,314
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.500% due 10/01/20 (Þ)	2,475	2,289
Thermadyne Holdings Corp. 9.000% due 12/15/17 (Þ)	2,490	2,646
Tomkins LLC 9.000% due 10/01/18 (Þ)	1,750	1,912
TransUnion LLC/TransUnion Financing Corp. 11.375% due 06/15/18	2,190	2,502
Trimas Corp. 9.750% due 12/15/17	1,750	1,925
UCI International, Inc. 8.625% due 02/15/19	1,835	1,881
United Surgical Partners International, Inc. 8.875% due 05/01/17	1,700	1,768
9.250% due 05/01/17	70	73
USG Corp. 9.750% due 08/01/14 (Þ)	875	914
8.375% due 10/15/18 (Þ)	465	454
Vail Resorts, Inc. 6.500% due 05/01/19 (Þ)	840	860
Valeant Pharmaceuticals International 7.000% due 10/01/20 (Þ)	1,390	1,341
6.750% due 08/15/21 (Þ)	840	794
7.250% due 07/15/22 (Þ)	1,365	1,314
Vision Holdings Corp. Term Loan 12.000% due 11/23/16	426	428
Vulcan Materials Co. 7.500% due 06/15/21	1,385	1,389
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750% due 09/15/18 (Þ)	2,550	2,576
West Corp. 8.625% due 10/01/18 (Þ)	2,450	2,542
Windstream Corp. 7.500% due 04/01/23	2,120	2,154
WireCo WorldGroup 9.750% due 05/15/17 (Þ)	2,250	2,374
WM Finance Corp. 9.500% due 06/15/16 (Å)	75	79
11.500% due 10/01/18 (Å)	1,160	1,163
WMG Acquisition Corp. 9.500% due 06/15/16	1,465	1,555

		314,806

Russell Global Opportunistic Credit Fund	89

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Uruguay - 0.8%
Uruguay Government International Bond 9.250% due 05/17/17		302	403
8.000% due 11/18/22		2,903	3,781
6.875% due 09/28/25		1,250	1,538
7.625% due 03/21/36		390	499

			6,221

Venezuela, Bolivarian Republic of - 2.8%
Bogota Distrito Capital 9.750% due 07/26/28	COP	800,000	579
Petroleos de Venezuela SA Series 2014 4.900% due 10/28/14		20,134	15,554
Venezuela Government International Bond 9.000% due 05/07/23		261	187
Series REGS 12.750% due 08/23/22		6,494	5,854

			22,174

Virgin Islands, British - 0.5%
Gold Fields Orogen Holding BVI, Ltd. Series REGS 4.875% due 10/07/20		869	843
Mega Advance Investments, Ltd. 5.000% due 05/12/21 (Þ)		405	410
PCCW-HKT Capital No. 4, Ltd. 4.250% due 02/24/16		835	856
QGOG Atlantic / Alaskan Rigs Ltd. 5.250% due 07/30/18 (Å)		1,119	1,125
Sinochem Overseas Capital Co., Ltd. 4.500% due 11/12/20 (Þ)		768	765

			3,999

Total Long-Term Fixed Income Investments (cost $683,614)			687,277

Short-Term Investments - 12.2%
Brazil - 0.6%
Citigroup Funding, Inc. 10.000% due 11/08/11	BRL	390	2,152
10.000% due 01/20/12	BRL	510	2,814

Netherlands - 0.2%
BSP Finance B.V. 10.750% due 11/01/11		144	141
PT Bumi Resources TBK Term Loan Zero coupon due 03/02/12		1,366	1,366

Ukraine - 0.5%
Ukraine Government International Bond Series REGS 6.385% due 06/26/12		4,000	4,085

	Principal Amount ($) or Shares			Market Value $
United Arab Emirates - 0.1%
Dubai Sukuk Centre 0.677% due 06/13/12		635		603

United States - 10.8%
Endesa Costanera Sociedad Anon 11.249% due 03/30/12 (Ê)		524		524
JPMorgan Chase Bank NA Zero coupon due 12/12/11	BRL	530		2,923
Zero coupon due 07/10/12	BRL	200		1,217
Russell U.S. Cash Management Fund		81,458,668	(¥)	81,459

Total Short-Term Investments (cost $97,025)				97,284

Total Investments - 98.6% (identified cost $784,215)				788,226

Other Assets and Liabilities, Net - 1.4%				11,544

Net Assets - 100.0%				799,770

A portion of the portfolio has been fair valued at period end.

See accompanying notes which are an integral part of this quarterly report.

90	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	4,941	BRL	7,670	08/02/11	8
Deutsche Bank AG	USD	530	CNY	3,389	11/14/11	(3)
Deutsche Bank AG	USD	2,400	CNY	15,535	11/14/11	15
Deutsche Bank AG	USD	2,971	CNY	18,925	05/16/12	(12)
Deutsche Bank AG	USD	43	EUR	31	08/15/11	1
Deutsche Bank AG	USD	379	EUR	262	08/15/11	(3)
Deutsche Bank AG	USD	415	EUR	289	08/15/11	—
Deutsche Bank AG	USD	1,014	EUR	702	08/15/11	(5)
Deutsche Bank AG	USD	2,980	RUB	84,423	08/19/11	72
Deutsche Bank AG	USD	2,980	RUB	84,423	09/20/11	61
Deutsche Bank AG	USD	3,890	ZAR	26,660	08/18/11	75
Deutsche Bank AG	BRL	7,670	USD	4,773	08/02/11	(176)
Deutsche Bank AG	BRL	2,494	USD	1,600	09/02/11	4
Deutsche Bank AG	BRL	7,670	USD	4,913	09/02/11	4
Deutsche Bank AG	CNY	18,925	USD	2,940	11/14/11	(1)
Deutsche Bank AG	COP	5,334,000	USD	3,026	08/16/11	27
Deutsche Bank AG	EUR	142	USD	203	08/15/11	(2)
Deutsche Bank AG	EUR	5,442	USD	7,764	08/15/11	(63)
Deutsche Bank AG	GBP	474	USD	761	08/15/11	(19)
Deutsche Bank AG	MXN	37,354	USD	3,200	09/01/11	23
Deutsche Bank AG	RUB	84,423	USD	2,989	08/19/11	(62)
Deutsche Bank AG	RUB	84,423	USD	2,976	09/20/11	(65)
Deutsche Bank AG	ZAR	26,660	USD	3,869	08/18/11	(96)
Deutsche Bank AG	ZAR	20,166	USD	3,000	08/29/11	6
Deutsche Bank AG	ZAR	21,472	USD	3,200	08/29/11	12
State Street Bank & Trust Co.	CHF	159	USD	190	08/08/11	(11)
State Street Bank & Trust Co.	EUR	41,857	USD	60,615	08/08/11	403
State Street Bank & Trust Co.	GBP	11,291	USD	18,155	08/08/11	(424)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(231)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Bank of America	USD	10,000	5.000%	06/20/16	32
Dow Jones CDX Index	Morgan Stanley	USD	24,000	5.000%	06/20/16	78

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,005						110

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)

JPMorgan Emerging Market Bond Index	JPMorgan	USD	18	3 Month LIBOR plus 0.450%	09/02/11	333

Total Appreciation (Depreciation) on Open Index Swap Contracts						333

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	91

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Fixed Income Investments
Argentina	$—	$15,748	$—	$15,748
Australia	—	156	—	156
Bahamas	—	—	1,147	1,147
Barbados	—	670	—	670
Belgium	—	1,956	—	1,956
Bermuda	—	3,631	—	3,631
Brazil	—	17,784	—	17,784
Canada	—	7,279	—	7,279
Cayman Islands	—	10,263	—	10,263
Chile	—	1,882	—	1,882
Columbia	—	17,563	822	18,385
Croatia	—	6,170	—	6,170
Cyprus	—	418	—	418
Dominican Republic	—	113	—	113
El Salvador	—	3,115	—	3,115
France	—	1,906	—	1,906
Germany	—	13,947	—	13,947
Ghana	—	1,068	—	1,068
India	—	640	—	640
Indonesia	—	8,018	—	8,018
Iraq	—	9,815	—	9,815
Ireland	—	5,478	—	5,478
Jersey	—	847	—	847
Kazakhstan	—	7,050	—	7,050
Luxembourg	—	21,655	—	21,655
Malaysia	—	18,584	—	18,584
Mexico	—	25,002	—	25,002
Netherlands	—	15,325	—	15,325
Panama	—	9,300	—	9,300
Peru	—	4,045	—	4,045
Philippines	—	10,449	—	10,449
Poland	—	11,235	—	11,235
Qatar	—	975	—	975
Russia	—	24,191	—	24,191
Singapore	—	1,280	—	1,280
South Africa	—	16,624	—	16,624
South Korea	—	971	—	971
Spain	—	7,686	—	7,686
Sweden	—	2,299	—	2,299
Turkey	—	8,438	—	8,438
Ukraine	—	2,933	—	2,933
United Arab Emirates	—	761	—	761
United Kingdom	—	21,642	2,861	24,503
United States	—	304,959	9,847	314,806
Uruguay	—	6,221	—	6,221
Venezuela, Bolivarian Republic of	—	22,174	—	22,174
Virgin Islands, British	—	3,999	—	3,999
Short-Term Investments	—	86,288	10,996	97,284

Total Investments	—	762,553	25,673	788,226

Other Assets and Liabilities, Net

See accompanying notes which are an integral part of this quarterly report.

92	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings, continued — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Foreign Currency Exchange Contracts	$—	$(231)	$—	$(231)
Index Swap Contracts	—	333	—	333
Credit Default Swap Contracts	—	(895)	—	(895)

Total Other Financial Instruments*	$—	$(793)	$—	$(793)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2011 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/10	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)	Transfers into Level 3*	Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/11

Long-Term Fixed Income Investments
Bahamas	$—	$1,055	$—	$(10)	$—	$—	$—	$102	$1,147
Columbia	—	810	—	(1)	—	—	—	13	822
United Kingdom	—	1,489	—	—	—	1,321	—	51	2,861
United States	—	9,788	—	—	—	—	—	59	9,847

Total Long-Term Fixed Income Investments	—	13,142	—	(11)	—	1,321	—	225	14,677
Short-Term Investments	—	10,825	—	—	—	—	—	171	10,996

*	Transfers into Level 3 were due to a security no longer being priced by a pricing service.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	93

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 95.9%
Asset-Backed Securities - 7.3%
Aames Mortgage Investment Trust Series 2006-1 Class A3 0.347% due 04/25/36 (Ê)	5,113	3,643
Accredited Mortgage Loan Trust Series 2005-4 Class A2D 0.507% due 12/25/35 (Ê)	1,388	858
ACE Securities Corp. Series 2004-IN1 Class A1 0.507% due 05/25/34 (Ê)	388	311
Series 2005-HE2 Class M3 0.667% due 04/25/35 (Ê)	2,365	2,104
Series 2005-HE5 Class M1 0.657% due 08/25/35 (Ê)	985	964
Series 2005-SD3 Class A 0.587% due 08/25/45 (Ê)	678	638
Series 2006-HE2 Class A2C 0.347% due 05/25/36 (Ê)	3,505	2,220
Series 2006-HE4 Class A2A 0.247% due 10/25/36 (Ê)	159	49
Series 2006-OP2 Class A2C 0.337% due 08/25/36 (Ê)	11,298	4,452
Aegis Asset Backed Securities Trust Series 2005-2 Class M1 0.607% due 06/25/35 (Ê)	2,413	2,082
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	9,515	9,528
American Express Credit Account Master Trust Series 2005-7 Class A 0.257% due 03/16/15 (Ê)	891	891
Series 2007-8 Class A 0.487% due 05/15/15 (Ê)	1,790	1,795
Series 2009-2 Class A 1.437% due 03/15/17 (Ê)	1,000	1,029
American Express Issuance Trust Series 2005-2 Class A 0.257% due 08/15/13 (Ê)	1,000	999
AmeriCredit Automobile Receivables Trust Series 2010-4 Class B 1.990% due 10/08/15	3,505	3,521
Series 2011-3 Class B 2.280% due 06/08/16	6,530	6,548
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.577% due 11/25/34 (Ê)	3	3
Series 2005-R3 Class A1A 0.387% due 05/25/35 (Ê)	1,717	1,677
Series 2005-R6 Class A2 0.387% due 08/25/35 (Ê)	4,783	4,554
Series 2005-R10 Class A2B 0.407% due 12/25/35 (Ê)	575	540
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.387% due 10/25/35 (Ê)	4,174	3,835

	Principal Amount ($) or Shares	Market Value $
Series 2005-W2 Class A2B2 0.447% due 10/25/35 (Ê)	565	517
Series 2005-W5 Class A2D 0.507% due 01/25/36 (Ê)	7,650	3,259
Asset Backed Funding Certificates Series 2006-HE1 Class A2C 0.347% due 01/25/37 (Ê)	25,421	8,885
Series 2006-HE1 Class A2D 0.407% due 01/25/37 (Ê)	5,660	1,996
Series 2006-OPT3 Class A3B 0.347% due 11/25/36 (Ê)	1,194	551
Asset Backed Securities Corp. Home Equity Series 2003-HE1 Class M2 3.712% due 01/15/33 (Ê)	2,078	1,930
Series 2004-HE6 Class A1 0.462% due 09/25/34 (Ê)	80	72
Series 2004-HE7 Class M9 3.687% due 10/25/34 (Ê)(Þ)	1,094	244
Series 2005-HE6 Class M3 0.717% due 07/25/35 (Ê)	2,106	1,452
Series 2006-HE3 Class A4 0.357% due 03/25/36 (Ê)	1,069	771
BA Credit Card Trust Series 2006-A14 Class A14 0.247% due 04/15/16 (Ê)	1,800	1,798
Bayview Financial Acquisition Trust Series 2004-C Class A1 0.817% due 05/28/44 (Ê)	227	211
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,442
Bear Stearns Asset Backed Securities Trust Series 2006-HE8 Class 2M1 0.517% due 10/25/36 (Ê)	1,829	178
Series 2007-HE5 Class 1A2 0.367% due 06/25/47 (Ê)	3,500	2,645
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.287% due 05/25/37 (Ê)	350	302
Brazos Higher Education Authority Series 2005-3 Class A14 0.357% due 09/25/23 (Ê)	6,544	6,476
Series 2010-1 Class A1 1.157% due 05/25/29 (Ê)	1,890	1,885
Series 2010-1 Class A2 1.457% due 02/25/35 (Ê)	5,000	4,759
Series 2011-1 Class A2 1.057% due 02/25/30 (Ê)	9,000	8,942
Series 2011-2 Class A2 1.097% due 07/25/29 (Ê)	9,200	9,118
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	111
Series 2006-A Class AV4 0.437% due 06/25/36 (Ê)	1,800	1,033
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 Class 1A4 5.323% due 02/25/35	1,239	1,211

94	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	3,105	3,275
Series 2008-A6 Class A6 1.387% due 05/15/15 (Ê)	1,317	1,343
Series 2008-A11 Class A11 5.400% due 07/15/15	628	685
CIT Education Loan Trust Series 2007-1 Class A 0.337% due 03/25/42 (Ê)(Þ)	5,546	5,069
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.187% due 10/25/37 (Å)(Ê)	1,015	989
Series 2007-1 Class 2A2 1.437% due 10/25/37 (Å)(Ê)	2,100	1,580
Series 2007-1 Class 2A3 1.637% due 10/25/37 (Å)(Ê)	3,900	1,768
Citibank Credit Card Issuance Trust Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,882
Citibank Omni Master Trust Series 2009-A8 Class A8 2.287% due 05/16/16 (Ê)(Þ)	6,300	6,376
Citicorp Residential Mortgage Securities, Inc. Series 2007-1 Class A5 6.046% due 03/25/37	954	675
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	885	810
Series 2006-WFH3 Class A3 0.337% due 10/25/36 (Ê)	2,862	2,659
Series 2006-WFH4 Class A3 0.337% due 11/25/36 (Ê)	2,815	2,035
Series 2007-AHL3 Class A3A 0.247% due 07/25/45 (Ê)	951	745
Series 2007-AMC4 Class A2A 0.247% due 05/25/37 (Ê)	483	464
Series 2007-WFH1 Class A3 0.337% due 01/25/37 (Ê)	1,932	1,403
Series 2007-WFH1 Class A4 0.387% due 01/25/37 (Ê)	11,880	5,410
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	432	423
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	3,722	4,055
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	255	269
Countrywide Asset-Backed Certificates Series 2004-6 Class 2A5 0.577% due 11/25/34 (Ê)	445	382
Series 2004-13 Class MV3 0.767% due 04/25/35 (Ê)	2,937	2,318

	Principal Amount ($) or Shares	Market Value $
Series 2005-4 Class AF3 4.456% due 10/25/35	336	331
Series 2005-6 Class M1 0.677% due 12/25/35 (Ê)	1,368	1,331
Series 2005-7 Class AF3 4.454% due 10/25/35	108	106
Series 2005-11 Class 3AV2 0.477% due 02/25/36 (Ê)	423	420
Series 2005-11 Class 3AV3 0.607% due 02/25/36 (Ê)	2,428	2,334
Series 2005-11 Class MV1 0.657% due 02/25/36 (Ê)	1,946	1,666
Series 2005-12 Class 2A3 5.069% due 02/25/36	638	598
Series 2005-17 Class 4A2A 0.447% due 05/25/36 (Ê)	2,526	2,192
Series 2005-AB1 Class A2 0.397% due 08/25/35 (Ê)	193	192
Series 2006-3 Class 2A2 0.367% due 06/25/36 (Ê)	3,084	2,556
Series 2006-11 Class 1AF3 5.863% due 09/25/46	1,965	1,076
Series 2006-13 Class 1AF3 5.944% due 01/25/37	3,930	2,196
Series 2006-13 Class 3AV2 0.337% due 01/25/37 (Ê)	3,411	2,469
Series 2006-BC1 Class 2A2 0.367% due 04/25/36 (Ê)	265	248
Series 2006-S1 Class A2 5.549% due 08/25/21	87	82
Series 2007-4 Class A2 5.530% due 09/25/37	3,572	3,159
Series 2007-7 Class 2A1 0.267% due 10/25/47 (Ê)	118	117
Series 2007-12 Class 2A1 0.537% due 08/25/47 (Ê)	2,733	2,576
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.337% due 11/15/36 (Ê)	2,407	1,853
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB6 Class M1 0.887% due 12/25/33 (Ê)	5,252	4,325
Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	767
Series 2007-CB3 Class A1 5.419% due 03/25/37	15,180	6,401
Education Funding Capital Trust I Series 2004-1 Class A2 0.407% due 12/15/22 (Ê)	2,520	2,502
Educational Services of America, Inc. Series 2010-1 Class A1 1.103% due 07/25/23 (Å)(Ê)	3,248	3,246
Equifirst Mortgage Loan Trust Series 2003-2 Class M2 1.887% due 09/25/33 (Ê)	2,743	2,374

Russell Strategic Bond Fund	95

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 7.236% due 12/25/30	487	523
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 0.587% due 04/25/35 (Ê)	3,371	3,220
Series 2005-FF4 Class M1 0.617% due 05/25/35 (Ê)	539	407
Series 2005-FF5 Class M1 0.637% due 03/25/35 (Ê)	3,246	3,107
Series 2005-FF10 Class A4 0.507% due 11/25/35 (Ê)	10,369	8,526
Series 2006-FF9 Class M1 0.437% due 06/25/36 (Ê)	8,330	326
Series 2006-FF10 Class A5 0.497% due 07/25/36 (Ê)	1,378	257
Series 2006-FF15 Class A3 0.237% due 11/25/36 (Ê)	31	31
Series 2006-FF15 Class A5 0.347% due 11/25/36 (Ê)	5,321	1,953
Series 2006-FF16 Class 2A3 0.327% due 12/25/36 (Ê)	6,005	2,431
Series 2007-FF1 Class A2B 0.277% due 01/25/38 (Ê)	17,828	12,563
Series 2007-FF1 Class A2C 0.327% due 01/25/38 (Ê)	15,010	6,102
First NLC Trust Series 2005-2 Class AV2 0.487% due 09/25/35 (Ê)	99	98
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	4,380	4,414
Fremont Home Loan Trust Series 2006-E Class 2A1 0.247% due 01/25/37 (Ê)	59	56
GCO Education Loan Funding Trust Series 2006-1 Class A8L 0.387% due 05/25/25 (Ê)	5,100	4,572
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	1,176	1,184
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	797	596
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	1,054	768
Goal Capital Funding Trust Series 2010-1 Class A 0.957% due 08/25/48 (Ê)(Þ)	3,360	3,347
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	1,797	1,925

	Principal Amount ($) or Shares	Market Value $
Series 1994-3 Class A5 8.400% due 06/15/19	1,062	1,098
Series 1994-5 Class A5 8.300% due 11/15/19	1,082	1,117
GSAA Trust Series 2006-2 Class 2A3 0.457% due 12/25/35 (Ê)	3,270	2,909
GSAMP Trust Series 2007-FM1 Class A2A 0.257% due 12/25/36 (Ê)	914	613
Series 2007-H1 Class M1 0.527% due 01/25/47 (Ê)	3,621	81
Home Equity Asset Trust Series 2005-5 Class 2A2 0.437% due 11/25/35 (Ê)	576	570
Series 2005-6 Class M1 0.657% due 12/25/35 (Ê)	525	391
Series 2005-7 Class M1 0.637% due 01/25/36 (Ê)	6,285	3,201
Series 2006-4 Class M3 0.547% due 08/25/36 (Ê)(Ø)	171	—
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.476% due 01/20/34 (Ê)	2,088	1,844
Series 2006-2 Class A1 0.336% due 03/20/36 (Ê)	3,818	3,490
Series 2007-1 Class AS 0.386% due 03/20/36 (Ê)	3,396	2,969
Series 2007-2 Class A3V 0.406% due 07/20/36 (Ê)	5,360	4,911
Series 2007-3 Class A1 0.986% due 11/20/36 (Ê)	52	52
Series 2007-3 Class APT 1.386% due 11/20/36 (Ê)	4,016	3,549
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.237% due 12/25/36 (Ê)	5	5
Series 2007-WF1 Class 2A4 0.437% due 05/25/37 (Ê)	9,069	3,990
Indymac Residential Asset Backed Trust Series 2006-E Class 2A3 0.357% due 04/25/37 (Ê)	7,930	2,732
Series 2006-H2 Class A 0.337% due 06/28/36 (Ê)	1,282	590
JP Morgan Mortgage Acquisition Corp. Series 2006-CH1 Class A3 0.287% due 07/25/36 (Ê)	882	862
Series 2006-CW2 Class AF5 6.337% due 08/25/36	954	397
Series 2007-CH2 Class AV4 0.337% due 01/25/37 (Ê)	22,370	11,390
Series 2007-HE1 Class AV1 0.247% due 03/25/47 (Ê)	154	129
Series 2007-HE1 Class AV3 0.377% due 03/25/47 (Ê)	9,263	3,075

96	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.317% due 11/25/36 (Ê)	2,777	2,296
Knowledge Works Foundation Series 2010-1 Class A 1.207% due 02/25/42 (Ê)	2,072	2,039
Lehman XS Trust Series 2005-5N Class 1A1 0.487% due 11/25/35 (Ê)	466	339
Series 2005-9N Class 1A1 0.457% due 02/25/36 (Ê)	959	572
Series 2006-9 Class A1B 0.347% due 05/25/46 (Ê)	1,943	1,075
Series 2006-13 Class 1A2 0.357% due 09/25/36 (Ê)	1,895	1,092
Series 2006-19 Class A2 0.357% due 12/25/36 (Ê)	2,878	1,634
Series 2006-4N Class A2A 0.407% due 04/25/46 (Ê)	3,056	1,745
Long Beach Mortgage Loan Trust Series 2002-5 Class M1 1.432% due 11/25/32 (Ê)	2,561	1,987
Series 2003-3 Class M1 1.312% due 07/25/33 (Ê)	3,250	2,566
Series 2004-4 Class 1A1 0.747% due 10/25/34 (Ê)	39	31
Series 2004-4 Class M1 0.787% due 10/25/34 (Ê)	10,600	7,966
Series 2004-6 Class A3 0.837% due 11/25/34 (Ê)	4,284	3,454
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.203% due 04/25/38 (Ê)	3,784	3,770
Mastr Asset Backed Securities Trust Series 2003-OPT1 Class M2 2.962% due 12/25/32 (Ê)	1,968	1,798
Series 2005-WMC1 Class M1 0.607% due 03/25/35 (Ê)	289	289
Series 2006-AB1 Class A2 0.417% due 02/25/36 (Ê)	1,484	1,268
Series 2006-NC2 Class A4 0.337% due 08/25/36 (Ê)	8,977	3,058
Series 2006-AM3 Class A4 0.427% due 10/25/36 (Ê)	2,132	705
Series 2007-HE1 Class A1 0.267% due 05/25/37 (Ê)	324	310
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	149	148
Series 2004-1 Class A 6.005% due 08/15/37	171	179
Series 2005-1 Class A 5.745% due 01/15/40	239	252
Series 2006-1 Class A 5.787% due 10/15/40 (Þ)	786	839

	Principal Amount ($) or Shares	Market Value $
Series 2010-1 Class M 5.250% due 12/15/45 (Þ)	4,296	4,380
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.207% due 11/26/32 (Ê)	5,929	5,942
MMAF Equipment Finance LLC Series 2011-AA Class A4 2.100% due 07/15/17 (Å)	2,970	2,969
Morgan Stanley ABS Capital I Series 2005-HE2 Class M1 0.587% due 01/25/35 (Ê)	2,243	1,603
Series 2006-HE1 Class A3 0.367% due 01/25/36 (Ê)	3,099	2,836
Series 2006-HE2 Class M1 0.517% due 03/25/36 (Ê)	10,623	259
Series 2006-HE2 Class M2 0.537% due 03/25/36 (Ê)	416	1
Series 2006-HE3 Class A2C 0.347% due 04/25/36 (Ê)	1,112	729
Series 2006-HE3 Class M2 0.487% due 04/25/36 (Ê)	2,854	3
Series 2006-HE5 Class A2D 0.437% due 08/25/36 (Ê)	3,650	1,299
Series 2006-NC2 Class A2D 0.477% due 02/25/36 (Ê)	11,837	4,480
Series 2006-NC5 Class A2C 0.337% due 10/25/36 (Ê)	610	208
Series 2006-WMC2 Class A2FP 0.237% due 07/25/36 (Ê)	57	19
Series 2007-HE5 Class A2C 0.437% due 03/25/37 (Ê)	3,000	1,072
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.237% due 11/25/36 (Ê)	4	1
Nationstar Home Equity Loan Trust Series 2007-A Class AV4 0.417% due 03/25/37 (Ê)	6,789	3,190
NCUA Guaranteed Notes Series 2010-A1 Class A 0.535% due 12/07/20 (Ê)	3,356	3,365
Nelnet Student Loan Trust Series 2010-3A Class A 1.033% due 07/27/48 (Ê)(Þ)	2,461	2,467
Nissan Auto Lease Trust Series 2010-B Class A4 1.270% due 10/15/16	3,440	3,459
Option One Mortgage Loan Trust Series 2005-2 Class A5 0.517% due 05/25/35 (Ê)	322	317
Series 2005-4 Class A3 0.447% due 11/25/35 (Ê)	261	245
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2 Class A1 1.376% due 10/01/35 (Ê)	4,450	4,455

Russell Strategic Bond Fund	97

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2011-1 Class A3 1.208% due 10/01/37 (Ê)	2,500	2,379
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.887% due 12/25/34 (Ê)	608	584
Series 2004-WWF1 Class M2 0.867% due 12/25/34 (Ê)	1,423	1,327
Series 2005-WHQ2 Class A2D 0.517% due 05/25/35 (Ê)	6,605	6,357
Series 2005-WHQ3 Class A2D 0.517% due 06/25/35 (Ê)	75	75
Series 2005-WLL1 Class M1 0.607% due 03/25/35 (Ê)	2,188	2,103
People’s Choice Home Loan Securities Trust Series 2005-3 Class M1 0.687% due 08/25/35 (Ê)	1,589	1,515
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,164	1,038
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	815	671
Series 2005-4 Class A3 5.565% due 02/25/36	211	192
Series 2006-1 Class AF3 5.608% due 05/25/36	164	118
Series 2006-1 Class AF6 5.746% due 05/25/36	1,676	1,099
Series 2006-2 Class AF2 5.762% due 08/25/36	270	262
Series 2007-1 Class AF2 5.512% due 04/25/37	6,125	2,365
Series 2007-2 Class AF2 5.675% due 06/25/37	1,855	893
Series 2007-2 Class AF4 5.906% due 06/25/37	5,423	2,708
Series 2007-2 Class AF6 5.879% due 06/25/37	2,270	1,164
Series 2007-3 Class AF2 6.998% due 09/25/37	4,352	2,003
Residential Asset Mortgage Products, Inc. Series 2003-RS11 Class AI6A 5.980% due 12/25/33	1,138	1,072
Series 2007-RS2 Class A1 0.307% due 05/25/37 (Ê)	95	92
Residential Asset Securities Corp. Series 2001-KS3 Class AII 0.647% due 09/25/31 (Ê)	149	115
Series 2003-KS4 Class AIIB 0.767% due 06/25/33 (Ê)	226	118
Series 2005-AHL1 Class A2 0.457% due 07/25/35 (Ê)	325	322
Series 2005-KS10 Class 1A2 0.437% due 11/25/35 (Ê)	225	215
Series 2005-KS12 Class A2 0.437% due 01/25/36 (Ê)	4,556	4,192

	Principal Amount ($) or Shares	Market Value $
Series 2005-KS12 Class A3 0.507% due 01/25/36 (Ê)	894	626
Series 2006-KS1 Class A4 0.487% due 02/25/36 (Ê)	2,479	1,615
Series 2006-KS3 Class AI3 0.357% due 04/25/36 (Ê)	376	338
Series 2007-KS1 Class A3 0.337% due 01/25/37 (Ê)	1,838	798
Sandelman Finance Series 2007-2A Class A1B 0.521% due 02/15/19 (Ê)(Þ)	4,500	4,319
Santander Drive Auto Receivables Trust Series 2011-2 Class B 2.660% due 01/15/16	2,900	2,905
Saxon Asset Securities Trust Series 2003-3 Class M1 0.837% due 12/25/33 (Ê)	1,690	1,357
Series 2005-4 Class A2C 0.437% due 11/25/37 (Ê)	1,038	998
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1 Class M1 0.487% due 07/25/36 (Ê)(Ø)	556	1
Series 2007-BR2 Class A2 0.417% due 02/25/37 (Ê)	3,748	1,345
Series 2007-HE1 Class A2A 0.247% due 12/25/36 (Ê)	811	254
Series 2007-NC1 Class A2B 0.337% due 12/25/36 (Ê)	9,135	3,237
SG Mortgage Securities Trust Series 2006-FRE1 Class A2B 0.367% due 02/25/36 (Ê)	6,973	3,494
Series 2006-OPT2 Class A3C 0.337% due 10/25/36 (Ê)	15,160	4,359
SLM Student Loan Trust Series 2006-5 Class A6B 0.373% due 10/25/40 (Ê)	5,100	4,536
Series 2008-2 Class A1 0.553% due 01/25/15 (Ê)	32	32
Series 2008-7 Class A2 0.753% due 10/25/17 (Ê)	33,000	33,001
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	3,395	3,554
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	8,915	8,975
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	192	208
Series 2005-20G Class 1 4.750% due 07/01/25	2,519	2,722
Soundview Home Equity Loan Trust Series 2005-CTX1 Class M1 0.607% due 11/25/35 (Ê)	4,121	3,252
Series 2005-DO1 Class M2 0.637% due 05/25/35 (Ê)	954	889

98	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-OPT4 Class 2A3 0.447% due 12/25/35 (Ê)	3,276	2,783
Series 2006-EQ1 Class A3 0.347% due 10/25/36 (Ê)	6,130	3,468
Series 2006-EQ2 Class A3 0.347% due 01/25/37 (Ê)	17,529	6,363
Series 2006-OPT5 Class 2A4 0.427% due 07/25/36 (Ê)	3,325	1,100
Series 2006-OPT5 Class M3 0.507% due 07/25/36 (Ê)	2,121	22
Series 2007-OPT1 Class 2A1 0.267% due 06/25/37 (Ê)	806	696
Specialty Underwriting & Residential Finance Series 2005-AB2 Class A1C 0.577% due 06/25/36 (Ê)	2,793	2,556
Series 2005-BC4 Class A2B 0.417% due 09/25/36 (Ê)	580	571
Series 2006-BC3 Class M2 0.477% due 06/25/37 (Ê)	1,485	26
Structured Asset Investment Loan Trust Series 2005-5 Class M1 0.607% due 06/25/35 (Ê)	1,852	1,598
Structured Asset Securities Corp. Series 2005-2XS Class 1A2A 4.510% due 02/25/35	230	230
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	8	8
Series 2005-4XS Class 2A1A 1.936% due 03/25/35 (Ê)	2,052	1,488
Series 2005-GEL1 Class A 0.537% due 12/25/34 (Ê)	135	132
Series 2006-BC3 Class A2 0.237% due 10/25/36 (Ê)	21	21
Series 2006-WF2 Class A3 0.337% due 07/25/36 (Ê)	7,214	6,421
Series 2007-BC2 Class A3 0.317% due 03/25/37 (Ê)	5,596	4,589
Series 2007-BC3 Class 2A1 0.247% due 05/25/47 (Ê)	5,194	4,907
US Education Loan Trust LLC Series 2006-1 Class A2 0.384% due 03/01/25 (Ê)(Þ)	1,271	1,266
Volkswagen Auto Lease Trust Series 2010-A Class A4 1.180% due 10/20/15	3,465	3,481
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A4 1.980% due 09/20/17	8,115	8,284
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.337% due 05/25/36 (Ê)	5,385	2,945
Series 2007-HE2 Class 2A2 0.407% due 02/25/37 (Ê)	9,419	3,205

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Master Note Trust Series 2006-C2A Class C2 0.687% due 08/17/15 (Ê)(Þ)	510	510
Wells Fargo Home Equity Trust Series 2006-2 Class A4 0.437% due 07/25/36 (Ê)	3,902	2,094

		568,401

Corporate Bonds and Notes - 18.7%
ACCO Brands Corp. 10.625% due 03/15/15	3,445	3,845
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,370
Ally Financial, Inc. 4.500% due 02/11/14	1,000	995
3.647% due 06/20/14 (Ê)	900	880
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	1,926	2,087
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,535	2,678
Altria Group, Inc. 9.700% due 11/10/18	1,650	2,224
9.250% due 08/06/19	3,315	4,424
4.750% due 05/05/21	1,690	1,747
10.200% due 02/06/39	2,580	3,856
American Airlines Pass Through Trust 2001-01 Series 01-1 6.977% due 05/23/21	173	145
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	748
6.000% due 09/13/17	600	689
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	600	690
American Express Co. 7.000% due 03/19/18	400	480
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,150
2.750% due 09/15/15	5,690	5,768
American International Group, Inc. 4.250% due 05/15/13	10,300	10,640
5.050% due 10/01/15	400	423
5.600% due 10/18/16	6,610	7,084
5.850% due 01/16/18	8,500	9,008
8.250% due 08/15/18	9,100	10,786
Ameriprise Financial, Inc. 7.518% due 06/01/66	3,313	3,479
AmerisourceBergen Corp. 5.875% due 09/15/15	2,495	2,868
Amgen, Inc. 6.150% due 06/01/18	5,600	6,639
Amsouth Bank/Birmingham AL Series AI 4.850% due 04/01/13	1,360	1,349

Russell Strategic Bond Fund	99

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anadarko Petroleum Corp. 6.375% due 09/15/17	11,735	13,834
8.700% due 03/15/19	2,200	2,884
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	3,535	4,036
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15	5,400	5,881
7.750% due 01/15/19	5,875	7,656
5.375% due 01/15/20	5,400	6,210
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,025
Arch Coal, Inc. 7.000% due 06/15/19 (Þ)	3,370	3,530
Arizona Public Service Co. 6.250% due 08/01/16	675	783
8.750% due 03/01/19	1,250	1,630
Ashtead Capital, Inc. 9.000% due 08/15/16 (Þ)	1,950	2,028
AT&T Corp. 8.000% due 11/15/31	2,559	3,483
AT&T, Inc. 4.950% due 01/15/13	100	106
5.100% due 09/15/14	2,525	2,797
2.950% due 05/15/16	7,190	7,437
5.500% due 02/01/18	100	115
6.300% due 01/15/38	1,200	1,328
6.400% due 05/15/38	3,375	3,784
BAC Capital Trust XV 1.054% due 06/01/56 (Ê)	3,800	2,515
Bank of America Corp. 3.625% due 03/17/16	3,475	3,489
6.500% due 08/01/16	3,500	3,921
5.625% due 10/14/16	610	654
6.000% due 09/01/17	5,165	5,590
5.750% due 12/01/17	4,095	4,379
5.625% due 07/01/20	2,825	2,936
5.875% due 01/05/21	2,475	2,592
5.000% due 05/13/21	675	668
Series 1 3.750% due 07/12/16	12,115	12,165
Series K 8.000% due 12/29/49 (ƒ)	3,000	3,090
Bank of America NA Series BKNT 0.527% due 06/15/16 (Ê)	3,100	2,798
0.547% due 06/15/17 (Ê)	4,175	3,621
6.100% due 06/15/17	2,000	2,171
6.000% due 10/15/36	500	482
BankAmerica Capital III Series * 0.819% due 01/15/27 (Ê)	2,300	1,688
BankBoston Capital Trust III 0.997% due 06/15/27 (Ê)	3,500	2,564
Barnett Capital III 0.879% due 02/01/27 (Ê)	1,250	918

	Principal Amount ($) or Shares	Market Value $
Barrick NA Finance LLC 4.400% due 05/30/21 (Þ)	4,965	5,156
5.700% due 05/30/41 (Þ)	5,415	5,567
BB&T Corp. 2.050% due 04/28/14	2,130	2,170
3.200% due 03/15/16	4,050	4,185
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	8,901	9,798
7.250% due 02/01/18	1,150	1,384
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,049
3.750% due 03/15/16	3,895	3,980
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,688
Boston Scientific Corp. 4.500% due 01/15/15	7,713	8,311
6.400% due 06/15/16	2,570	2,992
Brandywine Operating Partnership, LP 4.950% due 04/15/18	3,475	3,606
Braskem America Finance Co. 7.125% due 07/22/41 (Å)	7,455	7,511
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	169	186
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	160	187
6.750% due 03/15/29	110	128
Calpine Construction Finance Co. 8.000% due 06/01/16 (Þ)	7,700	8,316
Cameron International Corp. 1.183% due 06/02/14 (Ê)	1,500	1,513
Capital One Bank USA NA 8.800% due 07/15/19	1,250	1,572
Capital One Capital III 7.686% due 08/15/36	2,675	2,735
Capital One Financial Corp. 7.375% due 05/23/14	1,964	2,233
3.150% due 07/15/16	7,510	7,538
Case New Holland, Inc. 7.750% due 09/01/13	2,125	2,324
Caterpillar Financial SE 2.050% due 08/01/16	5,520	5,552
Caterpillar, Inc. 0.425% due 05/21/13 (Ê)(Ñ)	5,500	5,510
5.200% due 05/27/41	1,960	2,052
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	3,700	3,690
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	1,750	1,531
Series REGS 9.125% due 12/01/16	200	175
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,658
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	1,007

100	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charter Communications Operating LLC 10.875% due 09/15/14 (Þ)	1,752	1,932
Chase Capital III Series C 0.804% due 03/01/27 (Ê)	2,740	2,216
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	8,165	8,441
Chubb Corp. 6.375% due 03/29/67	2,450	2,530
Church & Dwight Co., Inc. 3.350% due 12/15/15	1,810	1,889
Cimarex Energy Co. 7.125% due 05/01/17	595	626
Cintas Corp. No. 2 4.300% due 06/01/21	1,985	2,049
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,000	1,002
6.625% due 04/01/18 (Ñ)(Þ)	705	744
Citigroup Capital XXI 8.300% due 12/21/57	9,335	9,592
Citigroup, Inc. 5.500% due 08/27/12	2,500	2,610
5.625% due 08/27/12	1,800	1,874
5.300% due 10/17/12	1,000	1,047
5.500% due 04/11/13	7,900	8,377
5.850% due 07/02/13	700	751
1.696% due 01/13/14 (Ê)	2,700	2,710
6.375% due 08/12/14	1,900	2,116
5.000% due 09/15/14	6,525	6,869
4.750% due 05/19/15	1,400	1,502
4.700% due 05/29/15	350	373
5.300% due 01/07/16	1,325	1,451
3.953% due 06/15/16	13,265	13,785
5.850% due 08/02/16	1,630	1,811
6.000% due 08/15/17	6,000	6,679
6.125% due 11/21/17	7,550	8,463
6.125% due 05/15/18	200	223
8.500% due 05/22/19	500	628
5.375% due 08/09/20	1,220	1,303
0.807% due 08/25/36 (Ê)	2,250	1,591
6.125% due 08/25/36	900	893
6.875% due 03/05/38	2,500	2,844
8.125% due 07/15/39	1,914	2,469
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	464
Comcast Corp. 5.875% due 02/15/18	300	346
5.700% due 05/15/18	3,230	3,684
6.450% due 03/15/37	300	333
Commonwealth Edison Co. 5.800% due 03/15/18	4,735	5,432
Continental Airlines 2006-1 Class G Pass Through Trust Series 061G 0.603% due 06/02/13 (Ê)	2,931	2,770

	Principal Amount ($) or Shares	Market Value $
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	3,192	3,655
Continental Airlines, Inc. Series 2002-1 Class G2 6.563% due 08/15/13	1,130	1,153
Coventry Health Care, Inc. 5.450% due 06/15/21	2,100	2,223
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	412
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,600	1,648
4.174% due 08/15/17 (Å)	6,690	6,934
CSC Holdings LLC 8.500% due 04/15/14	1,138	1,269
8.500% due 06/15/15	4,575	4,941
CVS Caremark Corp. 3.250% due 05/18/15	4,800	5,046
5.750% due 05/15/41	5,950	6,196
CVS Pass-Through Trust 6.036% due 12/10/28	889	943
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	1,350	1,797
DCP Midstream Operating, LP 3.250% due 10/01/15	4,519	4,614
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	2,475	2,493
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	4,366	4,644
Developers Diversified Realty Corp. 5.375% due 10/15/12	3,320	3,416
9.625% due 03/15/16	1,565	1,915
7.500% due 04/01/17	3,700	4,271
DIRECTV Holdings LLC 3.550% due 03/15/15	4,400	4,670
3.500% due 03/01/16	4,375	4,604
6.000% due 08/15/40	1,350	1,414
Discover Bank Series BKNT 8.700% due 11/18/19	4,475	5,538
Discover Financial Services 10.250% due 07/15/19	3,680	4,834
DJO Finance LLC 10.875% due 11/15/14	3,450	3,696
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	3,282
Dow Chemical Co. (The) 4.850% due 08/15/12	2,600	2,707
7.600% due 05/15/14	5,450	6,353
Duke Realty, LP 6.750% due 03/15/20	2,600	2,971
Duquesne Light Holdings, Inc. 6.400% due 09/15/20 (Þ)	2,700	2,892

Russell Strategic Bond Fund	101

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dynegy Roseton Series B 7.670% due 11/08/16	7,845	6,080
E*Trade Financial Corp. 12.500% due 11/30/17	2,641	3,157
Edison Mission Energy 7.000% due 05/15/17	8,070	6,133
El Paso Corp. Series GMTN 8.050% due 10/15/30	300	363
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,714
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	6,955	7,995
Energizer Holdings, Inc. 4.700% due 05/19/21 (Þ)	2,565	2,605
Energy Transfer Partners, LP 5.950% due 02/01/15	3,050	3,412
9.700% due 03/15/19	1,150	1,491
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,531
5.250% due 01/31/20	2,445	2,692
Series A 8.375% due 08/01/66	1,550	1,686
Series B 7.034% due 01/15/68	3,050	3,214
Series L 6.300% due 09/15/17	2,330	2,726
Express Scripts, Inc. 6.250% due 06/15/14	4,950	5,563
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	5,625	5,941
Fifth Third Bancorp 3.625% due 01/25/16	4,150	4,255
First Chicago NBD Institutional Capital I 0.804% due 02/01/27 (Ê)	1,250	1,074
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	2,081
First Union Capital II Series A 7.950% due 11/15/29	1,265	1,428
Ford Motor Co. 7.125% due 11/15/25	100	103
6.375% due 02/01/29	100	100
Ford Motor Credit Co. LLC 7.500% due 08/01/12	4,940	5,174
7.000% due 10/01/13	3,000	3,226
5.875% due 08/02/21	400	405
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	2,203	1,994
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	6,800	7,429
Frontier Communications Corp. 6.250% due 01/15/13	3,600	3,744
FUEL Trust 3.984% due 06/15/16 (Þ)	6,530	6,589

	Principal Amount ($) or Shares	Market Value $
Gap, Inc. (The) 5.950% due 04/12/21	2,585	2,551
GE Capital Trust I 6.375% due 11/15/67	2,610	2,662
General Electric Capital Corp. 1.875% due 09/16/13	6,085	6,164
5.900% due 05/13/14	5,000	5,603
5.375% due 10/20/16	1,000	1,123
0.538% due 08/07/18 (Ê)	4,010	3,736
4.375% due 09/16/20	3,100	3,149
5.300% due 02/11/21	6,530	6,961
5.875% due 01/14/38	700	721
Series EMTN 0.595% due 03/20/14 (Ê)	2,000	1,955
6.375% due 11/15/67	27,500	28,188
Series GMTN 6.875% due 01/10/39	1,500	1,741
Series MTNA 0.507% due 09/15/14 (Ê)	4,000	3,920
6.750% due 03/15/32	623	709
General Electric Co. 5.250% due 12/06/17	2,390	2,693
GenOn REMA LLC Series B 9.237% due 07/02/17	3,011	3,252
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,419
Goldman Sachs Group, Inc. (The) 1.253% due 07/29/13 (Ê)	1,700	1,698
6.000% due 05/01/14	2,000	2,197
0.697% due 03/22/16 (Ê)	1,300	1,224
5.750% due 10/01/16	1,338	1,488
5.625% due 01/15/17	5,461	5,840
6.250% due 09/01/17	12,400	13,808
7.500% due 02/15/19	5,651	6,675
6.000% due 06/15/20	3,580	3,884
5.250% due 07/27/21	3,970	4,053
6.750% due 10/01/37	7,900	7,902
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	2,812	3,167
HCA, Inc. 8.500% due 04/15/19	3,480	3,837
6.500% due 02/15/20	4,280	4,344
7.875% due 02/15/20	1,375	1,488
Series WI 9.250% due 11/15/16	2,125	2,267
HCP, Inc. 6.000% due 01/30/17	2,250	2,529
6.700% due 01/30/18	3,000	3,431
5.375% due 02/01/21	1,800	1,927
Health Care REIT, Inc. 4.700% due 09/15/17	5,480	5,681
5.250% due 01/15/22	2,500	2,591
6.500% due 03/15/41	4,025	4,117
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	3,350	3,803

102	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hewlett-Packard Co. 0.534% due 05/24/13 (Ê)	6,400	6,414
3.750% due 12/01/20	1,180	1,195
4.300% due 06/01/21	1,140	1,202
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,501
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,872
HSBC Bank USA NA 4.875% due 08/24/20	3,021	3,041
HSBC Finance Corp. 6.676% due 01/15/21 (Þ)	8,795	9,314
Humana, Inc. 8.150% due 06/15/38	3,226	4,070
IDEX Corp. 4.500% due 12/15/20	1,360	1,412
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,749	2,934
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	12,075	12,800
5.750% due 05/15/16	400	399
6.750% due 09/01/16 (Þ)	1,000	1,060
Ipalco Enterprises, Inc. 5.000% due 05/01/18 (Þ)	1,725	1,712
Iron Mountain, Inc. 8.750% due 07/15/18	940	980
Jabil Circuit, Inc. 7.750% due 07/15/16	760	851
JC Penney Corp., Inc. 6.375% due 10/15/36	3,355	2,994
JPMorgan Chase & Co. 5.375% due 01/15/14	2,565	2,807
5.150% due 10/01/15	3,950	4,316
3.150% due 07/05/16	3,465	3,502
6.000% due 01/15/18	9,100	10,317
6.300% due 04/23/19	3,050	3,511
5.600% due 07/15/41	12,895	13,013
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	6,105	6,544
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	267
6.000% due 10/01/17	6,400	7,209
JPMorgan Chase Capital XIII Series M 1.196% due 09/30/34 (Ê)	6,050	4,849
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	1,850	1,878
JPMorgan Chase Capital XXI Series U 1.206% due 02/02/37 (Ê)	455	365
JPMorgan Chase Capital XXII Series V 6.450% due 02/02/37	1,100	1,116

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Capital XXIII 1.261% due 05/15/47 (Ê)	8,880	6,937
Kraft Foods, Inc. 4.125% due 02/09/16	6,290	6,848
6.125% due 02/01/18	1,000	1,183
6.125% due 08/23/18	2,075	2,452
6.500% due 02/09/40	2,300	2,690
L-3 Communications Corp. Series B 6.375% due 10/15/15	2,450	2,514
Lehman Brothers Holdings, Inc. 6.200% due 09/26/14 (Ø)	1,000	271
6.875% due 05/02/18 (Ø)	1,365	374
7.000% due 09/27/27 (Ø)	1,260	335
Liberty Property, LP 4.750% due 10/01/20	3,975	4,094
Lorillard Tobacco Co. 6.875% due 05/01/20	4,700	5,246
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	749
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.
Series B 8.750% due 04/15/18	1,260	1,380
MBNA Capital B Series B 1.054% due 02/01/27 (Ê)	4,505	3,303
MBNA Corp. 6.125% due 03/01/13	2,000	2,121
Medco Health Solutions, Inc. 6.125% due 03/15/13	500	538
7.250% due 08/15/13	4,357	4,842
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	6,600	6,890
5.450% due 02/05/13	7,500	7,893
6.050% due 05/16/16	3,575	3,780
6.400% due 08/28/17	2,600	2,872
6.875% due 04/25/18	2,805	3,139
6.500% due 07/15/18	100	110
6.875% due 11/15/18	100	111
6.220% due 09/15/26	1,195	1,203
7.750% due 05/14/38	1,500	1,641
MetLife Capital Trust X 9.250% due 04/08/38 (Þ)	1,500	1,860
MetLife Global Funding I 3.125% due 01/11/16 (Þ)	5,660	5,881
MetLife, Inc. 6.400% due 12/15/36	500	495
10.750% due 08/01/39	3,435	4,878
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	3,000	3,292
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,915	3,163
Monsanto Co. 5.125% due 04/15/18	5,000	5,672
Morgan Stanley 2.875% due 07/28/14 (Ñ)	5,800	5,844

Russell Strategic Bond Fund	103

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.375% due 10/15/15	7,000	7,534
0.700% due 10/18/16 (Ê)	5,505	5,044
5.750% due 10/18/16	1,500	1,630
5.450% due 01/09/17	2,425	2,606
5.550% due 04/27/17	2,450	2,629
6.250% due 08/28/17	1,300	1,437
5.950% due 12/28/17	2,350	2,553
6.625% due 04/01/18	12,951	14,414
5.625% due 09/23/19	2,000	2,086
5.750% due 01/25/21	1,860	1,958
5.500% due 07/28/21	3,010	3,103
Series GMTN 2.761% due 05/14/13 (Ê)	1,100	1,121
Morgan Stanley Group, Inc. 5.750% due 02/14/17	200	348
Motorola Solutions, Inc. 7.500% due 05/15/25	1,935	2,368
Nalco Co. 8.250% due 05/15/17	2,915	3,279
National City Bank Series BKNT 0.622% due 06/07/17 (Ê)	7,200	6,749
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	2,370	2,376
Nationwide Financial Services 5.375% due 03/25/21 (Þ)	4,675	4,822
NB Capital Trust IV 8.250% due 04/15/27	3,511	3,594
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	6,845	7,289
4.375% due 04/01/21 (Þ)	4,850	4,958
NCUA Guaranteed Notes Series A4 3.000% due 06/12/19	5,200	5,229
Newfield Exploration Co. 7.125% due 05/15/18	3,350	3,585
News America, Inc. 4.500% due 02/15/21 (Þ)	3,005	3,004
6.150% due 02/15/41 (Þ)	8,740	8,720
8.250% due 10/17/96	240	280
Nextel Communications, Inc. Series C 5.950% due 03/15/14	5,235	5,251
Series E 6.875% due 10/31/13	3,350	3,365
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	5,000	5,274
Nielsen Finance LLC / Nielsen Finance Co. 11.500% due 05/01/16	3,700	4,301
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,515
NRG Energy, Inc. 7.375% due 01/15/17	1,100	1,154
7.625% due 01/15/18 (Þ)	850	865
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,841

	Principal Amount ($) or Shares	Market Value $
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Þ)	7,200	7,735
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,658
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,533
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,407
Peabody Energy Corp. 7.875% due 11/01/26	500	566
Philip Morris International, Inc. 5.650% due 05/16/18	4,605	5,363
Plains Exploration & Production Co. 10.000% due 03/01/16	2,675	3,023
7.625% due 06/01/18	1,250	1,344
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	1,150	1,197
PNC Financial Services 6.750% due 12/31/49 (ƒ)	8,910	8,891
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	430
Progress Energy, Inc. 7.050% due 03/15/19	2,550	3,131
7.750% due 03/01/31	275	358
ProLogis, LP 1.875% due 11/15/37	2,550	2,528
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	6,012
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	7,082
Series FSA 1.122% due 12/18/17 (Ê)(Þ)	3,500	3,257
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,825
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,545
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955	—
4.875% due 11/15/49 (Ø)	625	—
Qwest Communications International, Inc. 8.000% due 10/01/15	3,486	3,791
Qwest Corp. 7.625% due 06/15/15	1,000	1,150
8.375% due 05/01/16	5,135	6,085
Range Resources Corp. 7.500% due 10/01/17	550	586
7.250% due 05/01/18	800	854
Reed Elsevier Capital, Inc. 7.750% due 01/15/14	1,885	2,160
Rensselaer Polytechnic Institute 5.600% due 09/01/20	4,675	5,069
Reynolds American, Inc. 7.625% due 06/01/16	1,790	2,182
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.875% due 08/15/19 (Å)	1,900	1,921

104	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rockies Express Pipeline LLC 6.850% due 07/15/18 (Þ)	7,095	8,011
Rock-Tenn Co. 5.625% due 03/15/13	373	387
Rohm & Haas Co. 6.000% due 09/15/17	100	116
RSC Equipment Rental, Inc. 10.000% due 07/15/17 (Þ)	3,450	3,890
Sabine Pass LNG, LP 7.250% due 11/30/13	8,590	8,783
7.500% due 11/30/16	500	515
Series 144a 7.500% due 11/30/16 (Þ)	2,900	2,871
Santander Holdings USA, Inc. 4.625% due 04/19/16	1,460	1,508
Sempra Energy 2.000% due 03/15/14	6,420	6,519
SGS International, Inc.
12.000% due 12/15/13	935	960
Simon Property Group, LP 6.100% due 05/01/16	1,955	2,268
10.350% due 04/01/19	3,840	5,412
5.650% due 02/01/20	2,800	3,130
SLM Corp. 6.250% due 01/25/16	3,250	3,401
Series MTNA 5.000% due 04/15/15	3,000	3,068
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,507
Southern Copper Corp. 6.375% due 07/27/15	1,780	2,003
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.400% due 06/15/21 (Þ)	6,295	6,394
Southern Union Co. 7.200% due 11/01/66	8,940	8,314
Springleaf Finance Corp. 6.900% due 12/15/17	600	562
Series MTNH 5.375% due 10/01/12	125	124
Steel Dynamics, Inc. 7.750% due 04/15/16	3,450	3,648
SunTrust Banks, Inc. 3.600% due 04/15/16	2,550	2,617
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	1,282
8.300% due 10/15/37 (Þ)	3,430	3,516
TC Pipelines, LP 4.650% due 06/15/21	2,540	2,620
TD Ameritrade Holding Corp. 4.150% due 12/01/14	4,445	4,736
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	4,036
8.375% due 06/15/32	1,250	1,626
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.500% due 11/01/16 (Ñ)	6,504	3,447

	Principal Amount ($) or Shares	Market Value $
Textron, Inc. 6.200% due 03/15/15	3,235	3,627
Time Warner Cable, Inc. 6.200% due 07/01/13	5,900	6,464
3.500% due 02/01/15	4,961	5,230
Time Warner Entertainment Co., LP Series * 8.375% due 03/15/23	1,176	1,542
Timken Co. 6.000% due 09/15/14	2,440	2,711
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,586
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	545	614
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,492
Union Electric Co. 6.400% due 06/15/17	3,145	3,709
UnitedHealth Group, Inc. 4.875% due 02/15/13	400	423
6.000% due 06/15/17	56	65
6.500% due 06/15/37	675	781
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	300	245
USB Realty Corp. 6.091% due 12/29/49 (ƒ)(Þ)	2,225	1,894
Verizon Communications, Inc. 5.250% due 04/15/13	300	322
3.000% due 04/01/16	4,180	4,358
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	2,725	3,146
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	3,897	3,634
Wachovia Corp. 5.625% due 10/15/16	100	111
5.750% due 02/01/18	1,200	1,352
Waste Management, Inc. 6.375% due 03/11/15	1,185	1,369
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	2,486	2,714
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	753	790
WEA Finance LLC 7.500% due 06/02/14 (Þ)	3,870	4,459
6.750% due 09/02/19 (Þ)	1,300	1,505
Wells Fargo & Co. 5.625% due 12/11/17	2,770	3,147
4.600% due 04/01/21	10,465	10,893
Series K 7.980% due 03/29/49 (ƒ)	20,000	21,425
Weyerhaeuser Co. 7.375% due 10/01/19	1,480	1,724
Williams Cos., Inc. (The) 7.875% due 09/01/21	741	938

Russell Strategic Bond Fund	105

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Williams Partners, LP 7.250% due 02/01/17	5,090	6,145
Windstream Corp. 8.625% due 08/01/16	2,303	2,407
XM Satellite Radio, Inc. 13.000% due 08/01/13 (Þ)	450	528
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	10,855	11,018
ZFS Finance USA Trust IV 5.875% due 05/09/32 (Þ)	263	265

		1,461,412

International Debt—12.4%
Abbey National Treasury Services PLC 4.000% due 04/27/16	3,950	3,868
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	13,600	14,384
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,237
ALROSA Finance SA Series REGS 7.750% due 11/03/20	1,030	1,129
American International Group, Inc. 5.750% due 03/15/67	2,850	3,813
Anglo American Capital PLC 9.375% due 04/08/19 (Þ)	825	1,109
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	5,000	5,434
ArcelorMittal 9.000% due 02/15/15	2,150	2,602
6.125% due 06/01/18	6,374	7,015
5.500% due 03/01/21 (Ñ)	6,330	6,484
ARES CLO Funds Series 2003-7A Class A1B 0.818% due 05/08/15 (Å)(Ê)	2,544	2,530
Series 2005-10A Class A2 0.487% due 09/18/17 (Å)(Ê)	6,128	6,005
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.351% due 02/17/52 (Ê)(Þ)	29,900	29,845
Series 2010-2A Class 1A1 1.661% due 05/17/60 (Ê)(Þ)	7,400	7,405
Series 2011-1A Class 2A 1.534% due 05/17/60 (Å)(Ê)	6,300	6,305
AstraZeneca PLC 5.900% due 09/15/17	1,100	1,314
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Þ)	2,700	2,741
AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Þ)	3,618	3,690
Bakrie Telecom Pte, Ltd. 11.500% due 05/07/15 (Þ)	4,150	4,243
Banco Santander Brasil SA 4.500% due 04/06/15 (Þ)	300	307

	Principal Amount ($) or Shares	Market Value $
Banco Santander Brazil SA 2.347% due 03/18/14 (Ê)(Þ)	1,400	1,396
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	600	620
Bank of India Series REGS 4.750% due 09/30/15	600	622
Bank of Montreal 2.850% due 06/09/15 (Þ)	1,100	1,150
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Ñ)(Þ)	1,310	1,351
Bank of Nova Scotia 2.150% due 08/03/16 (Å)	10,000	10,072
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	2,900	3,131
Barclays Bank PLC 5.450% due 09/12/12	19,100	20,044
2.375% due 01/13/14	1,000	1,009
6.050% due 12/04/17 (Þ)	2,700	2,823
Barrick Gold Corp. 2.900% due 05/30/16 (Þ)	9,270	9,549
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	600	613
7.250% due 04/22/20 (Þ)	4,225	4,494
6.500% due 03/10/21 (Þ)	1,200	1,242
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.503% due 04/29/19 (Ê)(Þ)	23,250	21,772
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	600	549
Bolivarian Republic of Venezuela 8.250% due 10/13/24	790	531
BP Capital Markets PLC 3.200% due 03/11/16	2,075	2,176
4.500% due 10/01/20	4,700	5,026
Braskem Finance, Ltd. 7.000% due 05/07/20 (Å)	1,200	1,320
5.750% due 04/15/21 (Þ)	500	510
BRFkredit AS 2.050% due 04/15/13 (Þ)	16,500	16,872
C10 Capital SPV, Ltd. 6.722% due 12/31/49 (ƒ)(Þ)	1,800	1,242
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	6,040	6,109
Canadian Imperial Bank of Commerce 2.750% due 01/27/16 (Þ)	4,700	4,873
CDP Financial, Inc. 4.400% due 11/25/19 (Þ)	5,200	5,495
Cemex SAB de CV 5.246% due 09/30/15 (Ê)(Þ)	1,190	1,095
9.000% due 01/11/18 (Þ)	2,780	2,613
Cenovus Energy, Inc. 4.500% due 09/15/14	1,520	1,665
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.523% due 08/03/19 (Å)(Ê)	3,466	3,365

106	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cie de Financement Foncier 2.125% due 04/22/13 (Þ)	8,600	8,727
Colombia Government International Bond 4.375% due 07/12/21	5,640	5,804
Corp. Andina de Fomento 3.750% due 01/15/16	3,230	3,305
8.125% due 06/04/19	1,745	2,139
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,387
6.150% due 10/24/36 (Þ)	100	114
Covidien International Finance SA 6.000% due 10/15/17	2,565	3,071
4.200% due 06/15/20	2,250	2,358
Credit Suisse AG/Guernsey Series 1 0.951% due 05/29/49 (Ê)(ƒ)	3,595	2,846
Credit Suisse NY 2.200% due 01/14/14	900	918
5.500% due 05/01/14	3,000	3,305
6.000% due 02/15/18	1,380	1,492
Croatia Government International Bond 6.375% due 03/24/21 (Þ)	11,790	11,953
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	300	330
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	430
Deutsche Bank AG 6.000% due 09/01/17	5,700	6,511
Deutsche Telekom International Finance BV 4.875% due 07/08/14	3,000	3,281
Dexia Credit Local SA 0.733% due 04/29/14 (Ê)(Þ)	5,300	5,118
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	875	892
9.125% due 01/15/15 (Þ)	7,182	7,299
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	19,500	19,591
2.900% due 03/29/16 (Þ)	11,100	11,444
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	1,767	1,926
DP World, Ltd. 6.850% due 07/02/37 (Þ)	5,285	5,153
Eastern and Southern African Trade and Development Bank 6.875% due 01/09/16	3,000	2,970
Electricite De France 5.500% due 01/26/14 (Þ)	1,700	1,874
6.500% due 01/26/19 (Þ)	1,700	2,033
6.950% due 01/26/39 (Þ)	1,700	2,081
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	568
Enel Finance International NV 6.250% due 09/15/17 (Þ)	1,500	1,628
6.000% due 10/07/39 (Þ)	2,850	2,505
ENN Energy Holdings, Ltd. 6.000% due 05/13/21 (Þ)	300	307

	Principal Amount ($) or Shares	Market Value $
Escrow GM Corp Zero coupon due 08/15/13	420	260
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	300	332
Fibria Overseas Finance, Ltd. 7.500% due 05/04/20 (Å)	3,060	3,335
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Þ)	8,600	8,770
Fosse Master Issuer PLC Series 2011-1A Class A2 1.650% due 10/18/54 (Ê)(Þ)	8,250	8,257
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	17,900	22,599
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	2,070	2,293
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	600	650
8.146% due 04/11/18 (Þ)	2,600	3,140
6.510% due 03/07/22 (Þ)	2,290	2,502
Series REGS 9.250% due 04/23/19	2,380	3,052
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	2,700	2,751
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,655	2,857
Gracechurch Mortgage Financing PLC Series 2006-1 Class A6 0.360% due 11/20/56 (Ê)(Þ)	4,710	4,656
Granite Mortgages PLC Series 2004-3 Class 2A1 0.387% due 09/20/44 (Ê)	463	442
Greywolf CLO, Ltd. Series 2007-1A Class A 0.506% due 02/18/21 (Ê)(Þ)	4,418	4,099
Hamlet, Ltd. Series 2006-2A Class A2A 0.486% due 05/11/21 (Ê)(Þ)	2,200	2,043
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	9,944
Holmes Master Issuer PLC Series 2010-1A Class A2 1.649% due 10/15/54 (Ê)(Þ)	3,200	3,202
HSBC Bank USA NA NY Series CLN Zero coupon due 08/15/40	8,130	10,900
HSBC Holdings PLC 6.500% due 05/02/36	700	728
6.500% due 09/15/37	1,200	1,247
6.800% due 06/01/38	1,375	1,475
Hutchison Whampoa International 09, Ltd. Series REGS 7.625% due 04/09/19	2,800	3,403
ING Bank NV 1.297% due 03/15/13 (Ê)(Þ)	8,100	8,101

Russell Strategic Bond Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

2.375% due 06/09/14 (Þ)	4,500	4,505
2.500% due 01/14/16 (Þ)	9,200	9,141
Intelsat Jackson Holdings SA 9.500% due 06/15/16	5,595	5,882
7.250% due 04/01/19 (Þ)	3,750	3,797
Israel Government AID Bond 5.500% due 09/18/33	6,000	6,911
Jasper CLO, Ltd. Series 2005-1A Class A 0.526% due 08/01/17 (Ê)(Þ)	10,757	10,110
JPMorgan Chase & Co. 1.776% due 09/26/13 (Ê)	300	427
Kansas City Southern de Mexico SA de CV 6.625% due 12/15/20 (Þ)	1,425	1,493
Korea Electric Power Corp. 4.750% due 07/13/21 (Å)	6,115	6,137
5.125% due 04/23/34 (Þ)	485	513
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Þ)	300	267
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Þ)	1,144	1,135
12.000% due 12/29/49 (ƒ)(Þ)	8,700	9,675
Majapahit Holding BV Series REGS 7.750% due 10/17/16	900	1,064
MDC-GMTN B.V. 5.500% due 04/20/21 (Þ)	7,600	7,923
Mexico Government International Bond 6.050% due 01/11/40	4,660	5,138
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	4,840	5,002
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.801% due 01/20/16 (Ê)(Þ)	1,300	1,275
Morgan Stanley 1.752% due 01/16/17	300	399
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	1,200	1,335
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	4,050	4,240
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	6,725	7,223
Nationwide Building Society 6.250% due 02/25/20 (Þ)	2,600	2,795
Nexen, Inc. 6.400% due 05/15/37	1,090	1,174
7.500% due 07/30/39	2,050	2,495
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	737
Nokia OYJ 5.375% due 05/15/19	2,550	2,501
Nordea Bank AB 2.125% due 01/14/14 (Þ)	400	405
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Þ)	8,800	8,956

	Principal Amount ($) or Shares	Market Value $
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,525	1,944
North American Development Bank 4.375% due 02/11/20	5,900	6,299
Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	400	417
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,700	1,802
OGX Petroleo e Gas Participacoes SA 8.500% due 06/01/18 (Þ)	3,455	3,642
Panama Government International Bond 7.250% due 03/15/15	300	354
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	3,650	4,143
Permanent Master Issuer PLC Series 2011-1A Class 1A1 1.649% due 07/15/42 (Ê)(Þ)	7,155	7,149
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	4,000	4,148
5.875% due 03/01/18	700	779
8.375% due 12/10/18	400	501
5.750% due 01/20/20	320	351
5.375% due 01/27/21	11,080	11,801
Petroleos de Venezuela SA Series REGS 8.500% due 11/02/17	1,960	1,490
Petroleos Mexicanos 8.000% due 05/03/19	4,400	5,512
6.500% due 06/02/41 (Þ)	3,305	3,496
Petroleum Co. of Trinidad & Tobago, Ltd. 9.750% due 08/14/19 (Þ)	1,585	1,934
Poland Government International Bond 5.125% due 04/21/21	7,970	8,289
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	3,028
PPL WEM Holdings PLC 5.375% due 05/01/21 (Þ)	4,150	4,372
Precision Drilling Corp. 6.500% due 12/15/21 (Å)	3,895	3,973
Province of Ontario Canada 1.375% due 01/27/14	2,200	2,226
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Þ)	3,810	3,934
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	7,860	8,646
6.400% due 01/20/40 (Þ)	1,100	1,257
QBE Capital Funding III, Ltd. 7.250% due 05/24/41 (Þ)	3,000	3,057
QGOG Atlantic / Alaskan Rigs Ltd. 5.250% due 07/30/18 (Å)	8,055	8,098
Qtel International Finance, Ltd. 5.000% due 10/19/25 (Þ)	7,000	6,720
Rabobank Nederland NV 11.000% due 06/29/49 (Å)(ƒ)	4,042	5,164
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	691	743

108	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	312
Reliance Industries, Ltd. 10.250% due 01/15/97 (Þ)	1,000	1,230
Republic of Venezuela 7.750% due 10/13/19	2,220	1,601
RESI Finance, LP Series 2003-D Class B3 1.486% due 12/10/35 (Ê)(Þ)	1,404	1,129
Series 2003-D Class B4 1.686% due 12/10/35 (Ê)(Þ)	1,633	1,276
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 5.936% due 12/10/35 (Ê)(Þ)	1,633	1,203
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	600	622
Rio Tinto Finance USA, Ltd. 2.500% due 05/20/16	3,155	3,243
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)(Ñ)	2,300	2,309
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	5,500	5,598
4.875% due 08/25/14 (Þ)	4,075	4,279
0.986% due 09/29/15 (Ê)	100	87
0.564% due 10/14/16 (Ê)	100	85
Russia Government International Bond Series REGS 7.500% due 03/31/30	1,471	1,757
Russian Foreign Bond 7.500% due 03/31/30	2,227	2,662
Russian Foreign Bond - Eurobond Series REGS 3.625% due 04/29/15	200	206
5.000% due 04/29/20	100	105
Shell International Finance BV 3.100% due 06/28/15	4,410	4,706
4.375% due 03/25/20	4,425	4,797
Sigma Alimentos SA de CV 5.625% due 04/14/18 (Þ)	2,900	2,987
Silverstone Master Issuer PLC Series 2010-1A Class A1 1.652% due 01/21/55 (Ê)(Þ)	7,700	7,693
SMART Trust Series 2011-1USA Class A2A 1.180% due 04/14/13 (Þ)	3,235	3,236
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Å)	7,900	7,899
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	1,800	1,746
Societe Generale SA 1.296% due 04/11/14 (Ê)(Þ)	300	294
Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	13,500	13,539
2.625% due 05/27/16 (Þ)	13,500	13,706

	Principal Amount ($) or Shares	Market Value $
Stadshypotek AB 1.450% due 09/30/13 (Þ)	5,300	5,341
Standard Chartered PLC 5.500% due 11/18/14 (Þ)	500	551
State of Qatar 5.150% due 04/09/14	610	665
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Þ)	1,200	1,213
Suncor Energy, Inc. 5.950% due 12/01/34	1,920	2,015
Swedbank AB 2.900% due 01/14/13 (Ñ)(Þ)	15,300	15,826
Swedbank Hypotek AB 0.696% due 03/28/14 (Ê)(Þ)	3,500	3,506
Teck Resources, Ltd. 10.750% due 05/15/19	2,825	3,595
4.750% due 01/15/22	2,830	2,955
Telefonica Emisiones SAU 2.582% due 04/26/13	3,345	3,344
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	5,880	6,513
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	4,215	4,194
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	1,200	1,265
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	2,270	2,591
Total Capital SA 3.000% due 06/24/15	6,013	6,365
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	3,252
Transnet, Ltd. 4.500% due 02/10/16 (Þ)	4,250	4,467
Transocean, Inc. 4.950% due 11/15/15	2,060	2,265
6.000% due 03/15/18	8,465	9,644
6.500% due 11/15/20	2,775	3,256
6.800% due 03/15/38	2,095	2,403
Tyco Electronics Group SA 6.550% due 10/01/17	2,945	3,517
UBS AG 5.850% due 12/31/17 (Þ)	4,690	2,339
Series BKNT 5.875% due 12/20/17	2,000	2,232
5.750% due 04/25/18	300	329
Series FRN 1.253% due 01/28/14 (Ê)	1,000	1,002
United Business Media, Ltd. 5.750% due 11/03/20 (Þ)	8,215	8,371
UPCB Finance III, Ltd. 6.625% due 07/01/20 (Þ)	2,725	2,732
Vale Overseas, Ltd. 6.250% due 01/23/17	200	230
6.875% due 11/21/36	200	231
6.875% due 11/10/39	1,170	1,353
Venezuela Government International Bond 9.000% due 05/07/23	570	410

Russell Strategic Bond Fund	109

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

9.250% due 05/07/28	210	148
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 6.493% due 02/02/16 (Þ)	1,860	1,926
Vimpel Communications, Inc. 7.748% due 02/02/21 (Þ)	1,790	1,846
VimpelCom Holdings BV 7.504% due 03/01/22 (Þ)	5,155	5,155
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	1,950	2,194
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	6,299	7,050
Weatherford International, Ltd. 9.625% due 03/01/19	3,315	4,438
Westchester CLO, Ltd. Zero coupon due 08/01/22	13,845	13,090
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	9,600	10,232
White Mountains Re Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	5,830	5,583
White Nights Gazprom 10.500% due 03/08/14	300	357
10.500% due 03/25/14	1,100	1,313
Willis Group Holdings PLC 4.125% due 03/15/16	2,610	2,697
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	3,000	2,992
WPP Finance UK 8.000% due 09/15/14	3,880	4,544

		967,955

Loan Agreements - 0.2%
Caesars Entertainment Operating Co., Inc. 3.253% due 01/28/15	1,301	1,170
Caesars Entertainment Operating Co., Inc. Term Loan 3.187% due 01/28/15	699	629
CIT Group, Inc. Term Loan 3 6.250% due 08/11/15	3,458	3,463
HCA, Inc. Zero coupon due 05/01/18	5,448	5,324
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	2,775	2,919
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	2,071	1,162
Texas Competitive Electric Holdings Co. LLC, 4/11 Extended Term Loan B 4.686% due 10/10/17	2,463	1,930
4.768% due 10/10/17 (Ê)	2,614	2,048

		18,645

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 40.0%
Adjustable Rate Mortgage Trust Series 2006-1 Class 2A1 3.165% due 03/25/36	1,104	654
Series 2007-1 Class 1A1 3.091% due 03/25/37	5,524	2,728
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	1,833	1,889
American Home Mortgage Assets Series 2007-4 Class A2 0.377% due 08/25/37 (Ê)	10,146	7,407
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.187% due 02/25/45 (Ê)	658	570
Series 2005-2 Class 5A3 5.077% due 09/25/35	1,067	1,065
Banc of America Alternative Loan Trust Series 2004-10 Class 1CB1 6.000% due 11/25/34	343	347
Series 2004-11 Class 1CB1 6.000% due 12/25/34	410	398
Series 2005-3 Class 2A1 5.500% due 04/25/20	385	374
Series 2005-5 Class 2CB1 6.000% due 06/25/35	657	492
Series 2005-9 Class 5A1 5.500% due 10/25/20	785	740
Series 2006-6 Class CB6 6.000% due 06/25/46	1,283	283
Banc of America Funding Corp. Series 2005-D Class A1 2.758% due 05/25/35 (Ê)	868	824
Series 2005-F Class 1A2 0.536% due 09/20/35 (Ê)	277	91
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	4,346
Series 2006-A Class 4A1 5.435% due 02/20/36 (Ê)	3,356	2,616
Series 2006-D Class 1A2 0.466% due 05/20/36 (Ê)	39,000	7,475
Series 2006-F Class 1A2 2.755% due 07/20/36 (Ê)	221	68
Series 2006-H Class 4A4 6.041% due 09/20/46	919	172
Series 2006-I Class 5A1 6.041% due 10/20/46 (Ê)	9,912	8,358
Series 2006-J Class 4A1 5.766% due 01/20/47	861	601
Series 2007-2 Class TA1B 5.806% due 03/25/37	318	210
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	6,536	6,596
Series 2002-PB2 Class C 6.349% due 06/11/35	100	101

110	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	440	455
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	1,653	1,756
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	1,358	1,441
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	441	473
Series 2005-1 Class A4 5.067% due 11/10/42	2,495	2,603
Series 2005-2 Class A4 4.783% due 07/10/43	3,651	3,715
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,172
Series 2005-6 Class A4 5.195% due 09/10/47	1,500	1,649
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,591
Series 2006-2 Class A4 5.731% due 05/10/45	15,521	17,300
Series 2006-3 Class A4 5.889% due 07/10/44	7,720	8,536
Series 2006-4 Class A4 5.634% due 07/10/46	4,855	5,325
Series 2007-1 Class A4 5.451% due 01/15/49	135	146
Series 2007-2 Class A4 5.647% due 04/10/49	4,700	5,047
Series 2008-1 Class A4 6.205% due 02/10/51	6,605	7,399
Series 2008-1 Class B 6.248% due 02/10/51 (Þ)	1,562	1,300
Series 2008-1 Class C 6.248% due 02/10/51 (Þ)	1,507	1,114
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	33	35
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,725	1,765
Series 2004-D Class 1A1 2.748% due 05/25/34 (Ê)	87	73
Series 2004-F Class 1A1 2.748% due 07/25/34 (Ê)	795	725
Series 2004-I Class 2A2 3.230% due 10/25/34 (Ê)	158	143
Series 2004-L Class 2A1 2.878% due 01/25/35 (Ê)	2,750	2,346
Series 2005-H Class 2A5 3.185% due 09/25/35 (Ê)	3,300	2,390
Series 2005-I Class 2A2 3.211% due 10/25/35 (Ê)	2,132	360
Series 2005-I Class 4A1 5.153% due 10/25/35 (Ê)	1,807	1,668
Series 2006-2 Class A12 6.000% due 07/25/46	180	177
Series 2006-B Class 1A1 3.121% due 10/20/46 (Ê)	974	484

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class 1A16 5.625% due 03/25/37	1,824	1,742
Series 2007-1 Class 1A26 6.000% due 03/25/37	1,047	938
Series 2007-1 Class 1A7 5.750% due 03/25/37	43	42
Bcap LLC 2011 RR4 II 11.047% due 04/26/37	5,600	1,741
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 2.767% due 02/25/33	9	7
Series 2003-1 Class 6A1 2.727% due 04/25/33	41	36
Series 2003-8 Class 4A1 3.059% due 01/25/34	255	240
Series 2004-3 Class 1A1 2.802% due 07/25/34 (Ê)	781	580
Series 2004-8 Class 2A1 3.023% due 11/25/34	2,426	1,947
Series 2004-9 Class 22A1 3.575% due 11/25/34 (Ê)	440	411
Series 2004-10 Class 12A3 2.922% due 01/25/35	7,429	6,019
Series 2004-10 Class 22A1 4.947% due 01/25/35	461	405
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	9,198	8,470
Series 2005-2 Class A2 2.731% due 03/25/35 (Ê)	1,305	1,206
Series 2005-5 Class A2 2.400% due 08/25/35 (Ê)	2,300	2,058
Series 2005-10 Class A3 2.810% due 10/25/35 (Ê)	8,583	7,296
Series 2005-12 Class 13A1 5.380% due 02/25/36	517	454
Series 2007-1 Class 3A2 5.386% due 02/25/47	2,153	308
Series 2007-3 Class 1A1 5.223% due 05/25/47	3,350	2,354
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.629% due 05/25/35	1,451	1,112
Series 2005-5 Class 21A1 2.562% due 07/25/35	3,317	2,571
Series 2005-7 Class 22A1 2.870% due 09/25/35	991	703
Series 2006-3 Class 33A1 5.549% due 05/25/36 (Ê)	1,589	810
Bear Stearns Asset Backed Securities Trust Series 2005-AC9 Class A3 0.537% due 12/25/35 (Ê)	7,439	4,846
Bear Stearns Commercial Mortgage Securities Series 2001-TOP4 Class A3 5.610% due 11/15/33	19	19

Russell Strategic Bond Fund	111

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-PWR5 Class A3 4.565% due 07/11/42	1,180	1,181
Series 2005-PWR9 Class A4B 4.943% due 09/11/42	440	439
Series 2005-T20 Class A4A 5.148% due 10/12/42	9,036	9,932
Series 2005-T20 Class A4B 5.148% due 10/12/42	4,440	4,647
Series 2006-PW11 Class A1 5.266% due 03/11/39	1,494	1,493
Series 2006-PW13 Class A4 5.540% due 09/11/41	10,863	11,917
Series 2006-PW14 Class A4 5.201% due 12/11/38	2,800	3,030
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	105
Series 2007-PW16 Class A4 5.715% due 06/11/40	5,198	5,709
Series 2007-PW17 Class A4 5.694% due 06/11/50	13,110	14,283
Series 2007-PW18 Class A1 5.038% due 06/11/50	284	286
Series 2007-T26 Class A4 5.471% due 01/12/45	400	440
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.656% due 01/26/36	2,088	1,303
Series 2007-R6 Class 2A1 4.995% due 12/26/46	1,875	1,208
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A2 3.759% due 04/15/44 (Þ)	3,425	3,517
Chase Commercial Mortgage Securities Corp. Series 1997-1 Class F 7.370% due 06/19/29 (Å)	422	421
Chase Mortgage Finance Corp. Series 2007-A1 Class 11M1 2.526% due 03/25/37 (Ê)	804	623
Series 2007-A1 Class 2A1 2.753% due 02/25/37	822	800
Series 2007-A1 Class 3A1 2.868% due 02/25/37	485	420
Series 2007-A1 Class 4A1 2.810% due 02/25/37	236	222
Series 2007-A1 Class 5A1 2.755% due 02/25/37	924	812
Series 2007-A1 Class 7A1 2.757% due 02/25/37	293	280
Series 2007-A1 Class 8A1 3.114% due 02/25/37	2,560	2,531
Series 2007-S2 Class 1A8 6.000% due 03/25/37	921	831
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	281	282

	Principal Amount ($) or Shares	Market Value $
Series 2005-7 Class 1A1 5.500% due 10/25/35	1,565	1,556
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,826	2,615
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	2,146	2,356
Series 2007-C6 Class AM 5.698% due 12/10/49	1,950	1,945
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	219	233
Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	225	205
Series 2006-AR6 Class 1A1 5.922% due 08/25/36	1,621	1,412
Series 2006-AR7 Class 1A4A 5.316% due 11/25/36	6,554	4,516
Series 2007-6 Class 1A4A 5.555% due 03/25/37	2,224	1,153
Series 2007-10 Class 2A3A 5.883% due 09/25/37	1,367	847
Series 2007-10 Class 2A4A 6.105% due 09/25/37 (Ê)	244	171
Series 2007-AR4 Class 1A1A 5.795% due 03/25/37	1,719	1,515
Series 2007-AR8 Class 2A1A 5.631% due 07/25/37	3,023	2,164
Series 2008-RR1 Class A1A1 0.257% due 01/25/37 (Ê)(Þ)	193	105
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.220% due 07/15/44	5,180	5,682
Series 2006-CD3 Class A5 5.617% due 10/15/48	763	828
Citimortgage Alternative Loan Trust Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,378	2,375
Commercial Mortgage Asset Trust Series 1999-C1 Class C 7.350% due 01/17/32	385	420
Series 1999-C1 Class D 7.350% due 01/17/32	1,675	1,802
Commercial Mortgage Pass Through Certificates 3.376% due 09/06/28	4,680	4,680
Series 2003-LB1A Class A2 4.084% due 06/10/38	3,825	3,957
Series 2006-C7 Class A2 5.690% due 06/10/46	22	22
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,504
Series 2007-C9 Class A4 5.815% due 12/10/49	5,206	5,765
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,068

112	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Alternative Loan Trust Series 2003-20CB Class 1A2 5.500% due 10/25/33	393	410
Series 2004-28CB Class 6A1 6.000% due 01/25/35	531	505
Series 2004-J8 Class 1A1 7.000% due 09/25/34	534	543
Series 2005-16 Class A1 1.908% due 06/25/35 (Ê)	2,648	1,651
Series 2005-38 Class A1 1.763% due 09/25/35 (Ê)	1,069	728
Series 2005-51 Class 2A2A 0.476% due 11/20/35 (Ê)	2	2
Series 2005-51 Class 4A1 0.506% due 11/20/35 (Ê)	502	283
Series 2005-58 Class A2 0.576% due 12/20/35 (Ê)	1,412	426
Series 2005-59 Class 1A1 0.516% due 11/20/35 (Ê)	2,347	1,468
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,166	1,054
Series 2005-32T1 Class A7 0.437% due 08/25/35 (Ê)	282	275
Series 2005-48T1 Class A6 5.500% due 11/25/35	9,685	6,784
Series 2005-85CB Class 2A2 5.500% due 02/25/36	30	24
Series 2006-6CB Class 1A10 5.500% due 05/25/36	264	213
Series 2006-23CB Class 1A6 6.000% due 08/25/36	2,261	1,548
Series 2006-36T2 Class 1A9 1.087% due 12/25/36 (Ê)	2,527	1,230
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	2,615	1,786
Series 2006-OA2 Class A5 0.416% due 05/20/46 (Ê)	107	48
Series 2006-OA6 Class 1A3 0.457% due 07/25/46 (Ê)	1,060	397
Series 2006-OA16 Class A2 0.377% due 10/25/46 (Ê)	18,320	11,044
Series 2006-OA21 Class A1 0.376% due 03/20/47 (Ê)	1,951	1,065
Series 2006-OC6 Class 2A1 0.257% due 07/25/36 (Ê)	14	14
Series 2007-11T1 Class A21 6.000% due 05/25/37	941	640
Series 2007-15CB Class A5 5.750% due 07/25/37	671	464
Series 2007-15CB Class A7 6.000% due 07/25/37	2,417	1,779
Series 2007-J2 Class 2A1 6.000% due 07/25/37	19,671	15,684
Series 2007-OA4 Class A1 0.357% due 05/25/47 (Ê)	3,521	2,322
Series 2007-OA6 Class A1B 0.387% due 06/25/37 (Ê)	1,573	1,043

	Principal Amount ($) or Shares	Market Value $
Series 2007-OA11 Class A1A 1.643% due 11/25/47 (Ê)	6,963	4,086
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-20 Class 1A9 5.500% due 07/25/33	93	93
Series 2003-52 Class A1 2.831% due 02/19/34	1,452	1,295
Series 2004-22 Class A3 3.095% due 11/25/34	1,741	1,350
Series 2004-HYB6 Class A2 3.057% due 11/20/34	1,293	1,078
Series 2004-HYB9 Class 1A1 2.786% due 02/20/35	2,900	2,329
Series 2004-J9 Class 2A1 5.250% due 01/25/35	526	526
Series 2005-11 Class 5A1 0.487% due 03/25/35 (Ê)	41	25
Series 2005-27 Class 2A1 5.500% due 12/25/35	5,322	4,769
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	321	247
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	215	230
Series 2006-1 Class A2 6.000% due 03/25/36	1,162	965
Series 2006-1 Class A3 6.000% due 03/25/36	300	60
Series 2006-13 Class 1A23 6.250% due 09/25/36	143	80
Series 2006-HYB3 Class 3A1A 5.738% due 05/20/36	2,055	1,380
Series 2006-R2 Class AF1 0.607% due 07/25/36 (Ê)(Þ)	1,873	1,658
Series 2007-1 Class A1 6.000% due 03/25/37	11,280	9,489
Series 2007-4 Class 1A10 6.000% due 05/25/37	10,900	8,474
Series 2007-9 Class A11 5.750% due 07/25/37	1,900	1,654
Series 2007-10 Class A5 6.000% due 07/25/37	4,775	3,921
Series 2007-14 Class A6 6.000% due 09/25/37	863	806
Series 2007-14 Class A19 6.000% due 09/25/37	5,095	4,723
Series 2008-2R Class A1 6.000% due 12/25/36	1,014	975
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3 6.387% due 08/15/36	1,761	1,764
Series 2001-CKN5 Class A4 5.435% due 09/15/34	355	354
Series 2002-30 Class DB1 7.384% due 11/25/32	597	595

Russell Strategic Bond Fund	113

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-CKN2 Class C1 6.376% due 04/15/37	945	967
Series 2002-CKP1 Class A3 6.439% due 12/15/35	1,216	1,228
Series 2002-CKS4 Class B 5.333% due 11/15/36	2,525	2,581
Series 2002-CP3 Class A3 5.603% due 07/15/35	7,770	7,972
Series 2003-29 Class 5A1 7.000% due 12/25/33	85	91
Series 2003-CPN1 Class A2 4.597% due 03/15/35	133	137
Series 2004-1 Class 3A1 7.000% due 02/25/34	36	37
Series 2005-9 Class 2A1 5.500% due 10/25/35	4,877	4,586
Series 2005-C2 Class A3 4.691% due 04/15/37	1,382	1,409
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	6,023	4,641
Series 2006-C3 Class AJ 5.820% due 06/15/38	1,372	1,140
Series 2006-C3 Class B 5.820% due 06/15/38	2,153	1,724
Series 2006-C5 Class A3 5.311% due 12/15/39	6,965	7,464
Series 2006-C5 Class AJ 5.373% due 12/15/39	1,570	1,296
Series 2006-TF2A Class D 0.487% due 10/15/21 (Ê)(Þ)	724	679
Series 2007-2 Class 3A4 5.500% due 03/25/37	5,000	4,402
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,659
CW Capital Cobalt, Ltd. Series 2007-C3 Class AM 5.816% due 05/15/46	100	93
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	409	398
Series 2007-AR3 Class 2A4 0.537% due 06/25/37 (Ê)	5,000	1,200
Series 2007-OA1 Class A1 0.337% due 02/25/47 (Ê)	6,359	3,406
Series 2007-OA2 Class A1 1.033% due 04/25/47 (Ê)	14,572	9,452
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1 Class 2A1A 1.203% due 04/19/47 (Ê)	1,549	999
European Loan Conduit 1.243% due 05/15/19	207	273
Fannie Mae 5.500% due 2014	37	40
6.500% due 2015	3	3

	Principal Amount ($) or Shares	Market Value $
5.000% due 2016	102	108
6.000% due 2016	89	96
8.000% due 2016	4	5
11.000% due 2016	34	39
5.000% due 2017	406	432
5.500% due 2017	183	199
6.000% due 2017	182	198
6.500% due 2017	134	147
7.000% due 2017	9	10
8.000% due 2017	22	25
2.800% due 2018	4,969	5,001
3.740% due 2018	2,994	3,151
3.840% due 2018	3,480	3,671
4.000% due 2018	8,855	9,402
4.500% due 2018	933	1,001
5.000% due 2018	143	155
5.500% due 2018	97	105
6.500% due 2018	95	105
7.000% due 2018	58	66
10.000% due 2018	12	13
4.506% due 2019	9,000	9,757
5.000% due 2019	697	756
6.500% due 2019	50	55
3.375% due 2020	3,383	3,397
3.416% due 2020	2,388	2,406
3.540% due 2020	5,300	5,319
3.632% due 2020	1,791	1,827
3.763% due 2020	18,094	18,627
4.000% due 2020	36	37
4.251% due 2020	7,584	8,096
6.500% due 2020	23	25
8.000% due 2020	4	4
5.500% due 2021	478	520
5.500% due 2022	3,141	3,405
6.500% due 2022	30	33
5.500% due 2023	4,363	4,749
5.000% due 2024	535	578
5.500% due 2024	2,920	3,166
7.500% due 2024	2	3
8.000% due 2024	42	50
10.000% due 2024	7	8
2.542% due 2025 (Ê)	14	14
5.500% due 2025	17,351	18,834
7.000% due 2025	1	1
2.430% due 2026 (Ê)	227	239
3.500% due 2026	42,820	44,079
6.000% due 2026	755	832
7.000% due 2026	79	91
9.000% due 2026	15	17
6.000% due 2027	2,372	2,612
7.000% due 2027	4	4
7.500% due 2027	15	18
6.500% due 2028	143	164
7.000% due 2028	185	214
5.500% due 2029	1	1
6.500% due 2029	326	372
7.000% due 2029	1,117	1,295

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.500% due 2029	60	71
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	146	167
7.000% due 2030	409	469
7.500% due 2030	278	327
8.000% due 2030	227	261
8.500% due 2030	140	165
9.500% due 2030	66	79
6.500% due 2031	276	313
7.000% due 2031	955	1,108
7.500% due 2031	348	409
8.000% due 2031	408	481
8.500% due 2031	236	280
6.500% due 2032	761	865
7.000% due 2032	2,368	2,746
7.500% due 2032	207	244
8.000% due 2032	14	17
8.500% due 2032	28	33
2.324% due 2033 (Ê)	4	4
2.387% due 2033 (Ê)	876	918
2.412% due 2033 (Ê)	220	230
2.450% due 2033 (Ê)	48	50
2.465% due 2033 (Ê)	416	437
2.750% due 2033 (Ê)	10	10
5.000% due 2033	174	187
5.500% due 2033	39	43
6.500% due 2033	593	672
7.000% due 2033	810	937
2.470% due 2034 (Ê)	185	194
2.572% due 2034 (Ê)	1,020	1,060
2.698% due 2034 (Ê)	951	999
2.726% due 2034 (Ê)	453	479
5.000% due 2034	945	1,014
5.500% due 2034	7,401	8,082
6.000% due 2034	59	66
6.500% due 2034	713	803
7.000% due 2034	287	331
2.147% due 2035 (Ê)	373	386
2.208% due 2035 (Ê)	1,016	1,053
2.397% due 2035 (Ê)	778	815
2.465% due 2035 (Ê)	1,562	1,629
2.590% due 2035 (Ê)	2,133	2,236
2.611% due 2035 (Ê)	677	705
2.750% due 2035 (Ê)	1,246	1,282
2.817% due 2035 (Ê)	1,028	1,084
5.000% due 2035	18,836	20,228
5.026% due 2035 (Ê)	212	228
5.186% due 2035 (Ê)	159	168
5.500% due 2035	3,176	3,468
6.000% due 2035	2,786	3,102
6.500% due 2035	53	60
7.000% due 2035	247	285
7.500% due 2035	793	932
4.043% due 2036 (Ê)	223	236
5.500% due 2036	6,312	6,839
6.000% due 2036	5,708	6,310

	Principal Amount ($) or Shares	Market Value $
6.291% due 2036 (Ê)	30	32
6.500% due 2036	200	225
7.000% due 2036	379	437
5.500% due 2037	33,607	36,577
6.000% due 2037	1,706	1,885
5.500% due 2038	1,793	1,950
6.000% due 2038	1,600	1,763
4.500% due 2039	7,645	8,038
5.500% due 2039	1,062	1,152
6.000% due 2039	2,035	2,280
1.678% due 2040 (Ê)	210	213
3.500% due 2040	14,435	14,131
4.000% due 2040	23,867	24,277
3.500% due 2041	83,820	82,053
4.000% due 2041	47,500	48,337
5.000% due 2041	2,946	3,149
1.478% due 2043 (Ê)	136	136
15 Year TBA (Ï) 3.000%	6,000	6,035
3.500%	33,875	34,794
4.000%	11,450	11,997
4.500%	15,395	16,343
5.500%	5,500	5,959
30 Year TBA (Ï) 4.000%	110,365	115,547
4.500%	193,685	202,159
5.000%	71,230	76,016
5.500%	108,435	117,516
6.000%	72,990	80,253
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	38	10
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	40	10
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	62	17
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	22	5
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	1,431	140
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	1,666	327
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	4,269	388
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	4,713	428
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	7,385	1,609

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,229	241
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	58	66
Series 2000-T6 Class A1 7.500% due 06/25/30	47	54
Series 2001-T8 Class A2 9.500% due 07/25/41	175	213
Series 2002-T19 Class A1 6.500% due 07/25/42	461	512
Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	742
Series 2004-T1 Class 1A2 6.500% due 01/25/44	39	44
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	181	204
Series 1997-68 Class SC Interest Only STRIP 8.281% due 05/18/27 (Ê)	54	12
Series 1999-56 Class Z 7.000% due 12/18/29	740	857
Series 2001-4 Class SA Interest Only STRIP 7.364% due 02/17/31 (Ê)	77	10
Series 2002-57 Class PG 5.500% due 09/25/17	4,306	4,658
Series 2003-21 Class M 5.000% due 02/25/17	47	47
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	201	42
Series 2003-32 Class FH 0.587% due 11/25/22 (Ê)	925	926
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	253	50
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,114	237
Series 2003-35 Class FY 0.587% due 05/25/18 (Ê)	2,474	2,481
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	262	58
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	252	53
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	247	51
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	76	2

	Principal Amount ($) or Shares	Market Value $
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,787
Series 2005-110 Class MB 5.500% due 09/25/35	1,327	1,465
Series 2005-117 Class LC 5.500% due 11/25/35	11,045	12,214
Series 2006-5 Class 3A2 2.524% due 05/25/35 (Ê)	235	250
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	2,046
Series 2006-48 Class LG Zero coupon due 06/25/36	5	5
Series 2006-118 Class A1 0.247% due 12/25/36 (Ê)	173	170
Series 2006-118 Class A2 0.246% due 12/25/36 (Ê)	571	561
Series 2007-73 Class A1 0.247% due 07/25/37 (Ê)	1,582	1,554
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	2,053
Series 2009-69 Class MB 4.000% due 09/25/29	5,525	5,581
Series 2009-70 Class PS Interest Only STRIP 6.563% due 01/25/37 (Ê)	39,902	7,656
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,221
Series 2009-89 Class A1 5.410% due 05/25/35	3,361	3,871
Series 2009-96 Class DB 4.000% due 11/25/29	8,343	8,576
Series 2010-85 Class NJ 4.500% due 08/25/40	7,765	8,510
Series 2010-95 Class S Interest Only STRIP 6.413% due 09/25/40 (Ê)	31,940	6,048
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	29,134	5,554
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.200% due 12/25/42	95	112
Series 2003-W4 Class 4A 7.293% due 10/25/42	44	51
Series 2003-W17 Class 1A6 5.310% due 08/25/33	4,999	5,242
Series 2004-W9 Class 2A1 6.500% due 02/25/44	273	308
Series 2004-W11 Class 1A2 6.500% due 05/25/44	545	613
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	393
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	7,499	7,542

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-S1 Class 1A 0.737% due 02/25/48 (Ê)(Þ)	6,792	6,787
Series 2010-S2 Class 2A 2.570% due 07/29/47 (Þ)	3,775	3,662
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50	3,048	3,044
Series 2011-R1 Class A 2.672% due 07/25/26	13,185	13,185
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 1.456% due 04/25/21	22,060	1,947
Series 2011-K702 Class X1 1.569% due 02/25/18	74,862	6,105
Series 2011-KAIV Class A2 3.989% due 06/25/46	5,560	5,735
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	74	90
Series 2003-58 Class 2A 6.500% due 09/25/43	253	291
Series 2005-63 Class 1A1 1.478% due 02/25/45 (Ê)	107	107
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	53	53
First Horizon Alternative Mortgage Securities Series 2005-AA2 Class 1A1 2.373% due 03/25/35 (Ê)	170	136
Series 2005-AA5 Class 1A1 2.375% due 07/25/35 (Ê)	217	156
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	35	38
Series 2004-AR5 Class 4A1 5.622% due 10/25/34 (Ê)	220	224
Series 2005-AR3 Class 2A1 2.754% due 08/25/35 (Ê)	560	461
Series 2005-AR4 Class 2A1 2.849% due 10/25/35 (Ê)	2,312	1,902
Series 2006-AR4 Class 1A3 5.341% due 01/25/37 (Ê)	96	10
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	996	1,041
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	240	241
Freddie Mac 12.000% due 2013	1	1
12.000% due 2014	4	4
11.000% due 2015	4	4
6.000% due 2016	41	45
10.000% due 2016	34	38

	Principal Amount ($) or Shares	Market Value $
5.500% due 2017	71	77
8.500% due 2017	18	21
10.500% due 2017	3	4
4.500% due 2018	48	51
5.000% due 2018	1,587	1,713
5.500% due 2018	26	28
5.000% due 2019	2,795	3,030
5.500% due 2019	77	84
5.500% due 2020	532	577
8.000% due 2020	68	81
10.000% due 2020	16	18
11.000% due 2020	17	19
5.000% due 2021	561	607
10.500% due 2021	11	13
3.500% due 2025	14,651	15,079
6.500% due 2025	3	4
8.500% due 2025	19	22
2.618% due 2027 (Ê)	14	15
7.000% due 2027	101	117
8.500% due 2027	125	151
2.476% due 2028 (Ê)	14	14
2.652% due 2028 (Ê)	12	12
7.500% due 2028	25	29
6.500% due 2029	62	71
7.500% due 2029	47	55
2.700% due 2030 (Ê)	23	24
6.500% due 2030	1	1
7.000% due 2030	21	25
7.500% due 2030	222	260
8.000% due 2030	36	43
8.500% due 2030	44	53
6.500% due 2031	412	471
7.000% due 2031	238	276
7.500% due 2031	71	84
8.000% due 2031	163	193
7.000% due 2032	112	130
7.500% due 2032	84	98
2.570% due 2033 (Ê)	336	354
2.924% due 2033 (Ê)	52	55
6.000% due 2033	45	50
6.500% due 2033	159	181
7.500% due 2033	54	63
2.741% due 2034 (Ê)	584	616
3.017% due 2034 (Ê)	1,204	1,272
5.500% due 2034	684	748
6.000% due 2034	64	72
2.732% due 2035 (Ê)	1,129	1,181
2.867% due 2035 (Ê)	1,775	1,854
5.000% due 2035	216	233
5.038% due 2035 (Ê)	202	214
5.500% due 2035	1,137	1,242
6.000% due 2035	353	393
5.500% due 2036	365	399
6.000% due 2036	161	178
6.000% due 2037	176	197
5.500% due 2038	51,317	56,340
6.000% due 2038	10,213	11,328

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2038	488	549
4.500% due 2039	23,516	24,705
5.500% due 2039	694	753
6.000% due 2039	85	95
4.000% due 2040	23,225	23,682
4.500% due 2040	44,304	46,546
5.500% due 2040	6,959	7,558
4.000% due 2041	26,124	26,611
15 Year TBA (Ï) 3.500%	64,495	66,289
30 Year TBA (Ï) 4.000%	11,000	11,172
4.500%	9,000	9,382
5.000%	3,930	4,189
6.000%	8,000	8,663
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	7,725	7,755
Series 2011-K702 Class B 4.770% due 04/25/44 (Þ)	5,570	5,390
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	35	35
Series 1994-1730 Class Z 7.000% due 05/15/24	231	265
Interest Only STRIP Series 1999-2129 Class SG 6.813% due 06/17/27 (Ê)	964	188
Series 2000-2247 Class SC Interest Only STRIP 7.314% due 08/15/30 (Ê)	30	6
Series 2000-2266 Class F 0.637% due 11/15/30 (Ê)	43	43
Series 2002-2463 Class SJ Interest Only STRIP 7.814% due 03/15/32 (Ê)	112	23
Series 2003-2591 Class IQ Interest Only STRIP 5.000% due 06/15/17	87	1
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33	37	8
Series 2003-2621 Class QH 5.000% due 05/15/33	1,615	1,721
Series 2003-2624 Class QH 5.000% due 06/15/33	1,655	1,817
Series 2003-2649 Class IM Interest Only STRIP 7.000% due 07/15/33	254	51
Series 2003-2662 Class MA 4.500% due 10/15/31	239	247
Series 2003-2697 Class LG 4.500% due 10/15/23	1,445	1,546
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,330
Series 2004-2752 Class FM 0.537% due 12/15/30 (Ê)	54	54

	Principal Amount ($) or Shares	Market Value $
Series 2004-2778 Class UF 0.487% due 06/15/33 (Ê)	602	602
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	523	10
Series 2005-3038 Class XA Zero coupon due 09/15/35 (Å)(Ê)	36	36
Series 2006-3123 Class HT 5.000% due 03/15/26	3,916	4,294
Series 2006-3149 Class LF 0.487% due 05/15/36 (Ê)	370	369
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,920	2,089
Series 2007-3335 Class BF 0.337% due 07/15/19 (Ê)	1,370	1,363
Series 2007-3335 Class FT 0.337% due 08/15/19 (Ê)	3,281	3,263
Series 2007-3345 Class FP 0.387% due 11/15/36 (Ê)	6,116	6,093
Series 2007-3345 Class PF 0.367% due 05/15/36 (Ê)	5,989	5,964
Series 2009-3558 Class G 4.000% due 08/15/24	150	152
Series 2010-3620 Class EL 4.000% due 01/15/30	2,930	2,938
Series 2010-3640 Class JA 1.500% due 03/15/15	9,914	9,990
Series 2010-3653 Class B 4.500% due 04/15/30	5,760	6,045
Series 2010-3704 Class DC 4.000% due 11/15/36	2,637	2,775
Series 2011-3820 Class DA 4.000% due 11/15/35	15,280	16,196
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	34	8
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	128	31
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	148	40
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	101	26
Series 2008-256 Class 56 Interest Only STRIP 4.500% due 05/15/23 (Å)	13,833	1,284
FREMF Mortgage Trust 5.332% due 04/25/21	2,560	2,441
GE Capital Commercial Mortgage Corp. Series 2001-1 Class C 6.971% due 05/15/33	287	287
Series 2001-1 Class D 7.108% due 05/15/33	2,635	2,632

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-1A Class A3 6.269% due 12/10/35	1,556	1,581
Series 2003-C2 Class F 5.519% due 07/10/37 (Þ)	600	621
Series 2005-C1 Class A2 4.353% due 06/10/48	6	6
Series 2005-C3 Class A4 5.046% due 07/10/45	486	486
Series 2005-C4 Class A4 5.315% due 11/10/45	2,320	2,551
Ginnie Mae I 11.000% due 2013	2	3
10.500% due 2015	26	28
11.000% due 2015	—	—
7.000% due 2016	3	3
10.500% due 2016	31	33
8.000% due 2017	—	—
11.000% due 2020	15	17
10.500% due 2021	24	28
8.000% due 2022	11	12
10.000% due 2022	47	53
7.500% due 2024	13	15
3.950% due 2025	1,734	1,826
8.000% due 2025	9	10
10.000% due 2025	39	46
8.000% due 2030	184	219
7.500% due 2031	46	54
8.000% due 2031	2	2
7.500% due 2032	11	13
4.500% due 2039	44,579	47,697
5.000% due 2039	856	937
3.500% due 2041	1,228	1,221
30 Year TBA (Ï) 4.000%	17,705	18,303
Ginnie Mae II 2.125% due 2023 (Ê)	204	211
2.375% due 2023 (Ê)	133	137
2.625% due 2023 (Ê)	22	23
2.125% due 2024 (Ê)	167	173
2.625% due 2024 (Ê)	146	152
2.125% due 2025 (Ê)	8	8
2.375% due 2025 (Ê)	42	44
2.500% due 2025 (Ê)	94	97
2.625% due 2025 (Ê)	8	8
3.000% due 2025 (Ê)	13	13
3.375% due 2025 (Ê)	94	98
2.125% due 2026 (Ê)	73	75
8.500% due 2026	24	29
2.125% due 2027 (Ê)	5	5
2.375% due 2027 (Ê)	100	103
2.625% due 2027 (Ê)	137	142
2.375% due 2028 (Ê)	2	2
2.125% due 2029 (Ê)	171	176
3.375% due 2030 (Ê)	63	66
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	6,665	6,699

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.969% due 05/25/35 (Ê)	5,413	4,897
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG10 Class A4 5.800% due 08/10/45	9,620	10,300
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	1,120	1,281
Series 1999-27 Class SE Interest Only STRIP 8.414% due 08/16/29 (Ê)	126	32
Series 1999-44 Class SA Interest Only STRIP 8.364% due 12/16/29 (Ê)	174	36
Series 2000-29 Class S Interest Only STRIP 8.314% due 09/20/30 (Ê)	19	5
Series 2001-46 Class SA Interest Only STRIP 7.394% due 09/16/31 (Ê)	17	4
Series 2002-27 Class SA Interest Only STRIP 7.814% due 05/16/32 (Ê)	28	7
Series 2010-14 Class A 4.500% due 06/16/39	2,782	3,031
Series 2010-116 Class MP 3.500% due 09/16/40	21,859	23,162
Series 2011-67 Class B 3.863% due 10/16/47	3,395	3,540
Greenpoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.457% due 11/25/45 (Ê)	213	131
Series 2006-AR6 Class A1A 0.267% due 10/25/46 (Ê)	191	181
Series 2006-AR8 Class 1A1A 0.267% due 01/25/47 (Ê)	87	83
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.921% due 10/25/33 (Ê)	847	703
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	9,435	10,173
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	107
Series 2006-GG7 Class A4 5.881% due 07/10/38	10,790	11,965
Series 2006-GG7 Class AJ 5.881% due 07/10/38	2,500	2,229
Series 2006-GG7 Class AM 5.881% due 07/10/38	1,700	1,744
Series 2007-GG9 Class A4 5.444% due 03/10/39	13,205	14,181
Series 2007-GG9 Class AM 5.475% due 03/10/39	580	565

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-GG11 Class AJ 5.994% due 12/10/49	2,492	1,650
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	62	62
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,469
Series 2007-EOP Class A1 1.143% due 03/06/20 (Ê)(Þ)	2,231	2,209
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	3,510	3,510
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	108	112
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	102	108
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	254	256
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	1,131	1,132
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	793	775
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	2,006	1,905
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,723	1,673
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.430% due 06/25/34	346	288
Series 2004-11 Class 1A1 2.904% due 09/25/34	278	228
Series 2004-12 Class 2A3 3.110% due 12/25/34	239	187
Series 2005-6F Class 1A6 5.250% due 07/25/35	4,049	3,881
Series 2005-AR4 Class 6A1 5.250% due 07/25/35 (Ê)	5,126	5,045
Series 2005-AR6 Class 2A1 2.780% due 09/25/35 (Ê)	2,894	2,717
Series 2005-AR7 Class 5A1 5.237% due 11/25/35	4,426	3,890
Series 2005-AR7 Class 6A1 5.170% due 11/25/35	1,700	1,664
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	3,110
Series 2006-3F Class 2A3 5.750% due 03/25/36	3,708	3,535
Series 2006-8F Class 4A17 6.000% due 09/25/36	4,806	4,141
Series 2007-AR1 Class 1A1 2.978% due 03/25/37	14,201	8,551
Series 2007-AR2 Class 2A1 2.859% due 05/25/47	8,381	5,852
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.407% due 05/19/35 (Ê)	163	109

	Principal Amount ($) or Shares	Market Value $
Series 2005-4 Class 3A1 2.774% due 07/19/35	3,474	2,566
Series 2005-5 Class 2A1B 0.477% due 07/19/45 (Ê)	275	82
Series 2005-10 Class 2A1B 0.567% due 11/19/35 (Ê)	677	257
Series 2005-15 Class 2A11 0.456% due 10/20/45 (Ê)	983	625
Series 2005-16 Class 3A1B 0.527% due 01/19/36 (Ê)	808	228
Series 2006-10 Class 2A1B 0.427% due 11/19/36 (Ê)	1,841	577
Series 2006-14 Class 2A1B 0.387% due 01/25/47 (Ê)	1,362	272
Impac Secured Assets CMN Owner Trust Series 2005-2 Class A1 0.507% due 03/25/36 (Ê)	753	350
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.664% due 12/25/34	93	67
Series 2005-AR25 Class 1A21 5.377% due 12/25/35	789	546
Series 2005-AR31 Class 1A1 2.496% due 01/25/36	882	524
Series 2006-AR8 Class A3A 0.417% due 07/25/46 (Ê)	12,717	7,054
Series 2006-AR35 Class 2A1A 0.357% due 01/25/37 (Ê)	6,139	3,299
Series 2006-AR41 Class A3 0.367% due 02/25/37 (Ê)	13,934	6,269
Series 2007-AR5 Class 1A1 4.958% due 05/25/37	6,904	3,114
JP Morgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.739% due 05/25/36	5,681	3,328
Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	7,290
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	1,212	1,240
Series 2006-LDP7 Class AJ 5.880% due 04/15/45	3,125	2,783
Series 2007-CB18 Class A4 5.440% due 06/12/47	7,000	7,445
Series 2007-CB20 Class A4 5.794% due 02/12/51	7,415	8,053
Series 2007-CB20 Class AJ 6.091% due 02/12/51	1,700	1,321
Series 2011-C3 Class A4 4.717% due 02/16/46 (Þ)	8,950	9,304
JP Morgan Mortgage Trust Series 2005-A4 Class 2A1 2.767% due 07/25/35	3,805	3,152
Series 2005-A6 Class 1A2 5.144% due 09/25/35	2,650	2,098

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-A8 Class 1A1 5.395% due 11/25/35	3,833	3,529
Series 2005-S3 Class 1A2 5.750% due 01/25/36	246	228
Series 2006-A2 Class 2A1 5.644% due 04/25/36	237	203
Series 2006-A3 Class 2A3 2.864% due 05/25/36	765	514
Series 2006-A7 Class 3A2 5.811% due 01/25/37	6,209	5,079
Series 2006-S3 Class 1A30 6.500% due 08/25/36	734	679
Series 2006-S4 Class A5 6.000% due 01/25/37	2,617	2,172
Series 2007-A1 Class 1A1 2.805% due 07/25/35 (Ê)	417	381
Series 2007-A1 Class 5A2 2.949% due 07/25/35 (Ê)	713	659
Series 2007-A1 Class B1 3.592% due 07/25/35	151	17
Series 2007-A4 Class 3A3 5.795% due 06/25/37	2,904	2,663
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,410	1,857
Series 2007-S3 Class 1A8 6.000% due 08/25/37	10,558	9,065
JP Morgan Reremic Series 2010-2 Class 2A1 2.890% due 03/21/37 (Þ)	2,446	2,372
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,415
Series 2002-C2 Class B 5.211% due 12/12/34	120	124
Series 2002-CIB4 Class A2 5.822% due 05/12/34	642	642
Series 2003-C1 Class A2 4.985% due 01/12/37	3,650	3,803
Series 2006-CB15 Class A4 5.814% due 06/12/43	7,885	8,633
Series 2006-CB16 Class A4 5.552% due 05/12/45	3,960	4,334
Series 2006-LDP7 Class A4 5.880% due 04/15/45	5,405	6,027
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,858
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,057
Series 2007-LD12 Class A4 5.882% due 02/15/51	400	432
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	212
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	5,904	5,856

	Principal Amount ($) or Shares	Market Value $
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.020% due 02/25/35 (Ê)	384	376
Series 2005-A4 Class 1A1 5.360% due 07/25/35	1,091	1,063
Series 2006-A6 Class 1A2 4.935% due 10/25/36	1,539	1,247
Series 2007-A4 Class 3A1 5.795% due 06/25/37	18,207	16,645
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class D 7.700% due 07/15/32	224	224
Series 2002-C2 Class F 5.794% due 07/15/35	939	957
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,456
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,029
Series 2003-C3 Class D 4.274% due 02/15/37	395	409
Series 2004-C7 Class A5 4.628% due 10/15/29	382	397
Series 2005-C2 Class AAB 5.007% due 04/15/30	386	396
Series 2006-C1 Class A4 5.156% due 02/15/31	9,732	10,599
Series 2007-C1 Class A4 5.424% due 02/15/40	21,008	22,709
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	8,593
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	233	227
Series 2006-8 Class 2A1 0.607% due 12/25/36 (Ê)	7,036	3,280
Series 2007-8 Class 3A1 7.250% due 09/25/37	13,628	7,790
Luminent Mortgage Trust Series 2006-2 Class A1A 0.387% due 02/25/46 (Ê)	2,788	1,676
Series 2006-6 Class A1 0.387% due 10/25/46 (Ê)	1,065	715
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.147% due 10/25/34	7	3
Series 2005-1 Class B1 3.352% due 03/25/35	1,105	123
Series 2005-6 Class 7A1 5.383% due 06/25/35	414	367
Series 2006-1 Class I2A3 1.003% due 01/25/47 (Ê)	3,162	1,386
Series 2006-2 Class 3A1 2.923% due 01/25/36	334	263
Series 2006-2 Class 4A1 4.983% due 02/25/36	2,569	2,340
Series 2006-OA2 Class 4A1B 1.463% due 12/25/46 (Ê)	12,354	4,495

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HF2 Class A1 0.497% due 09/25/37 (Ê)	7,702	5,189
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.760% due 06/25/33	1,287	1,137
Series 2003-6 Class 3A1 8.000% due 09/25/33	27	27
Mastr Reperforming Loan Trust Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	724	736
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,180	1,191
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	308	306
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.667% due 06/15/30 (Ê)	528	500
Merrill Lynch Alternative Note Asset Series 2007-OAR3 Class A1 0.377% due 07/25/47 (Ê)	297	164
Merrill Lynch Floating Trust Series 2006-1 Class A1 0.257% due 06/15/22 (Ê)(Þ)	431	425
Series 2008-LAQA Class A1 0.724% due 07/09/21 (Ê)(Þ)	4,799	4,603
Merrill Lynch Mortgage Investors, Inc. Series 2004-A4 Class A1 2.642% due 08/25/34	1,830	1,704
Series 2005-A10 Class A 0.397% due 02/25/36 (Ê)	586	414
Series 2006-A1 Class 1A1 2.838% due 03/25/36	7,677	4,451
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	740	503
Series 2005-CIP1 Class A2 4.960% due 07/12/38	53	54
Series 2005-CIP1 Class AM 5.107% due 07/12/38	4,345	4,452
Series 2008-C1 Class A4 5.690% due 02/12/51	4,953	5,376
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	961
Series 2007-8 Class A3 5.967% due 08/12/49	1,100	1,209
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.186% due 10/25/35 (Ê)	214	172
Series 2005-3 Class 5A 0.437% due 11/25/35 (Ê)	1,079	909
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	2,582	2,592

	Principal Amount ($) or Shares	Market Value $
Series 2004-IQ8 Class A3 4.500% due 06/15/40	3	3
Series 2005-T19 Class A3 4.827% due 06/12/47	377	378
Series 2005-T19 Class A4A 4.890% due 06/12/47	7,915	8,572
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,511
Series 2006-IQ11 Class A4 5.730% due 10/15/42	10,000	11,118
Series 2006-T23 Class A4 5.821% due 08/12/41	5,093	5,717
Series 2007-IQ13 Class A4 5.364% due 03/15/44	4,921	5,214
Series 2007-IQ13 Class AM 5.406% due 03/15/44	3,000	2,818
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,382
Series 2008-T29 Class A4 6.279% due 01/11/43	3,690	4,243
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.466% due 02/15/33 (Þ)	380	379
Series 2001-TOP3 Class C 6.790% due 07/15/33	840	874
Series 2002-TOP7 Class B 6.080% due 01/15/39	500	513
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,384	1,786
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.800% due 08/12/45 (Þ)	400	440
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	6,372	6,484
Series 2010-R1 Class 1A 0.635% due 10/07/20 (Ê)	17,081	17,127
Series 2010-R1 Class 2A 1.840% due 10/07/20	17,390	17,585
Series 2010-R2 Class 1A 0.555% due 11/06/17 (Ê)	17,989	18,001
Series 2010-R2 Class 2A 0.655% due 11/05/20 (Ê)	8,076	8,064
Series 2010-R3 Class 1A 0.745% due 12/08/20 (Ê)	7,287	7,344
Series 2010-R3 Class 2A 0.745% due 12/08/20 (Ê)	6,118	6,168
Series 2010-R3 Class 3A 2.400% due 12/08/20	4,877	4,926
Series 2011-C1 Class 2A 0.715% due 03/09/21 (Ê)	—	—
Series 2011-R2 Class 1A 0.585% due 02/06/20 (Ê)	10,220	10,229
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	762	708

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	4,560	4,840
PHH Alternative Mortgage Trust Series 2007-3 Class A1 0.297% due 07/25/37 (Ê)	777	766
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	155	163
Series 2004-CL1 Class 1A2 0.587% due 02/25/34 (Ê)	71	67
Series 2004-CL1 Class 2A2 0.587% due 02/25/19 (Ê)	11	11
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,405	1,351
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	5,725	6,005
Residential Accredit Loans, Inc. Series 2004-QS5 Class A1 4.600% due 04/25/34	711	711
Series 2005-QS7 Class A1 5.500% due 06/25/35	497	417
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	6,113	4,762
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	3,640	2,597
Series 2005-QS17 Class A10 6.000% due 12/25/35	1,046	761
Series 2006-QO1 Class 1A1 0.447% due 02/25/46 (Ê)	330	119
Series 2006-QO1 Class 2A1 0.457% due 02/25/46 (Ê)	458	172
Series 2006-QO10 Class A1 0.347% due 01/25/37 (Ê)	552	337
Series 2007-QO4 Class A1 0.387% due 05/25/47 (Ê)	14,578	8,711
Series 2007-QS6 Class A1 0.517% due 04/25/37 (Ê)	12,250	5,854
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	11	11
Series 2004-SL4 Class A3 6.500% due 07/25/32	185	192
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	3,569	2,935
Series 2006-A11 Class 1A4 6.250% due 10/25/36	414	275
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,854	1,587
Residential Funding Mortgage Securities I Series 2005-SA4 Class 1A21 3.217% due 09/25/35	4,356	2,874
Series 2005-SA4 Class 2A1 3.132% due 09/25/35	2,501	1,930

	Principal Amount ($) or Shares	Market Value $
Series 2006-S10 Class 1A7 6.000% due 10/25/36	3,000	2,470
Series 2006-SA3 Class 3A1 6.051% due 09/25/36	981	725
Series 2006-SA4 Class 2A1 5.950% due 11/25/36	652	451
Series 2007-S5 Class A9 6.000% due 05/25/37	875	114
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C2 Class C 6.842% due 11/13/36	1,600	1,605
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 Class 5A 5.500% due 12/25/34	315	288
Series 2004-20 Class 3A1 2.545% due 01/25/35	1,819	1,450
Series 2005-17 Class 3A1 2.581% due 08/25/35	40	30
Series 2005-22 Class 4A2 5.224% due 12/25/35	115	19
Series 2005-19XS Class 1A1 0.507% due 10/25/35 (Ê)	478	316
Series 2006-1 Class 2A3 5.498% due 02/25/36	202	6
Series 2006-5 Class 5A4 5.395% due 06/25/36	186	43
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.437% due 07/19/35 (Ê)	312	268
Series 2005-AR8 Class A1A 0.467% due 02/25/36 (Ê)	980	598
Series 2005-AR8 Class A2 1.743% due 02/25/36 (Ê)	2,579	1,758
Series 2006-AR5 Class 1A2 0.447% due 05/25/46 (Ê)	511	124
Series 2006-AR6 Class 1A3 0.377% due 07/25/46 (Ê)	1,259	661
Series 2007-AR6 Class A1 1.763% due 08/25/47 (Ê)	12,225	6,609
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.545% due 11/25/33 (Ê)	7,440	7,037
Series 2004-12H Class 1A 6.000% due 05/25/34	236	235
Series 2005-6 Class B2 5.277% due 05/25/35	364	18
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.533% due 04/25/37 (Ê)	10,242	7,823
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.537% due 04/25/36 (Ê)	985	352
Thornburg Mortgage Securities Trust Series 2006-5 Class A1 0.307% due 10/25/46 (Ê)	5,476	5,460

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-6 Class A1 0.297% due 11/25/46 (Ê)	1,459	1,444
Vornado DP LLC Series 2010-VNO Class A2FX 4.004% due 09/13/28 (Þ)	2,350	2,326
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	844	870
Series 2005-C20 Class A5 5.087% due 07/15/42	387	390
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	1,531
Series 2006-WL7A Class A1 0.277% due 09/15/21 (Ê)(Þ)	8,507	8,203
Series 2007-C30 Class A5 5.342% due 12/15/43	2,500	2,653
Series 2007-WHL8 Class A1 0.267% due 06/15/20 (Ê)(Þ)	3,017	2,745
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	12,792	6,633
Series 2006-5 Class 3A2 6.000% due 07/25/36	440	239
Series 2006-AR2 Class A1A 1.203% due 04/25/46 (Ê)	1,358	744
Series 2006-AR6 Class 1A 0.377% due 07/25/46 (Ê)	628	387
Series 2006-AR7 Class A1A 1.183% due 09/25/46 (Ê)	16,720	7,839
Series 2006-AR8 Class 2A 1.113% due 10/25/46 (Ê)	2,233	1,027
Series 2006-AR9 Class 2A 1.103% due 11/25/46 (Ê)	15,979	7,332
Series 2007-HY2 Class 2A3 5.158% due 04/25/37	7,352	4,341
Series 2007-OA5 Class A1A 1.103% due 05/25/47 (Ê)	6,602	4,086
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.663% due 08/25/42 (Ê)	145	126
Series 2004-AR1 Class A 2.573% due 03/25/34	146	139
Series 2004-CB3 Class 1A 6.000% due 10/25/34	271	283
Series 2005-AR6 Class B3 0.847% due 04/25/45 (Ê)	1,651	74
Series 2005-AR8 Class 2A1A 0.477% due 07/25/45 (Ê)	742	600
Series 2005-AR11 Class A1A 0.507% due 08/25/45 (Ê)	889	721
Series 2005-AR13 Class A1A1 0.477% due 10/25/45 (Ê)	234	191
Series 2005-AR14 Class 1A1 2.664% due 12/25/35	500	480

	Principal Amount ($) or Shares	Market Value $
Series 2005-AR17 Class A1A2 0.477% due 12/25/45 (Ê)	462	338
Series 2005-AR19 Class A1A2 0.477% due 12/25/45 (Ê)	760	577
Series 2006-AR8 Class 1A5 4.369% due 08/25/46	194	17
Series 2006-AR8 Class 2A3 5.964% due 08/25/36 (Ê)	129	27
Series 2006-AR11 Class 2A 2.859% due 09/25/46 (Ê)	440	342
Series 2007-HY3 Class 4A1 2.655% due 03/25/37	5,888	4,901
Series 2007-HY3 Class 4B1 2.655% due 03/25/37	1,738	83
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	1,895	1,579
Series 2007-PA6 Class A1 6.047% due 12/28/37	9,356	6,563
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 4.443% due 11/25/33 (Ê)	246	245
Series 2003-N Class 1A1 4.560% due 12/25/33 (Ê)	1,116	1,105
Series 2004-AA Class A1 4.984% due 12/25/34 (Ê)	889	836
Series 2004-CC Class A1 4.903% due 01/25/35 (Ê)	1,552	1,493
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	157	157
Series 2004-EE Class 2A1 2.757% due 12/25/34 (Ê)	88	86
Series 2004-H Class A1 2.783% due 06/25/34 (Ê)	125	119
Series 2004-I Class 1A1 2.859% due 07/25/34	926	880
Series 2004-T Class A1 2.766% due 09/25/34 (Ê)	2,400	2,273
Series 2004-Z Class 2A1 2.738% due 12/25/34 (Ê)	9,331	8,745
Series 2005-11 Class 1A3 5.500% due 11/25/35	80	61
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,302	1,218
Series 2005-18 Class 2A10 22.047% due 01/25/36 (Ê)	1,258	1,517
Series 2005-AR2 Class 2A2 2.743% due 03/25/35 (Ê)	76	70
Series 2005-AR7 Class 2A1 5.079% due 05/25/35 (Ê)	6,459	6,340
Series 2005-AR8 Class 2A1 2.784% due 06/25/35	583	552
Series 2005-AR11 Class 1A1 2.940% due 06/25/35 (Ê)	674	650
Series 2005-AR16 Class 2A1 2.759% due 10/25/35	7,435	6,627

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class 2A3 5.500% due 03/25/36	2,043	2,022
Series 2006-3 Class A11 5.500% due 03/25/36	6,131	6,052
Series 2006-4 Class 1A8 5.750% due 04/25/36	420	421
Series 2006-4 Class 2A3 5.750% due 04/25/36	521	287
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,520	2,245
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	13,655	12,335
Series 2006-8 Class A15 6.000% due 07/25/36	5,674	5,302
Series 2006-10 Class A19 6.000% due 08/25/36	1,351	1,334
Series 2006-11 Class A8 6.000% due 09/25/36	1,391	1,301
Series 2006-AR1 Class 2A2 5.394% due 03/25/36 (Ê)	1,392	1,394
Series 2006-AR2 Class 2A1 2.747% due 03/25/36	1,959	1,711
Series 2006-AR4 Class 1A1 5.769% due 04/25/36 (Ê)	7,000	6,019
Series 2006-AR5 Class 2A1 2.740% due 04/25/36 (Ê)	615	489
Series 2006-AR6 Class 7A1 5.054% due 03/25/36 (Ê)	6,405	6,293
Series 2006-AR10 Class 4A1 2.743% due 07/25/36 (Ê)	3,568	2,762
Series 2006-AR12 Class 1A2 4.030% due 09/25/36 (Ê)	101	3
Series 2006-AR12 Class 2A1 5.879% due 09/25/36	4,198	3,742
Series 2006-AR14 Class 1A7 5.688% due 10/25/36	16,900	14,613
Series 2006-AR14 Class 2A4 5.807% due 10/25/36 (Ê)	177	5
Series 2006-AR15 Class A1 5.357% due 10/25/36 (Ê)	2,180	1,843
Series 2006-AR17 Class A1 4.907% due 10/25/36 (Ê)	10,729	8,314
Series 2006-AR18 Class 2A2 5.405% due 11/25/36	490	81
Series 2007-1 Class A6 5.500% due 02/25/37	772	665
Series 2007-4 Class A15 6.000% due 04/25/37	1,044	973
Series 2007-4 Class A21 5.500% due 04/25/37	832	750
Series 2007-6 Class A6 6.000% due 05/25/37	600	525
Series 2007-7 Class A6 6.000% due 06/25/37	1,033	1,004
Series 2007-7 Class A38 6.000% due 06/25/37	1,315	1,245

	Principal Amount ($) or Shares	Market Value $
Series 2007-7 Class A49 6.000% due 06/25/37	2,404	2,198
Series 2007-8 Class 1A16 6.000% due 07/25/37	257	249
Series 2007-8 Class 2A2 6.000% due 07/25/37	2,761	2,623
Series 2007-9 Class 1A3 5.500% due 07/25/37	224	220
Series 2007-10 Class 1A5 6.000% due 07/25/37	7,062	6,673
Series 2007-11 Class A14 6.000% due 08/25/37	749	690
Series 2007-11 Class A36 6.000% due 08/25/37	2,943	2,696
Series 2007-11 Class A85 6.000% due 08/25/37	261	243
Series 2007-11 Class A96 6.000% due 08/25/37	3,065	2,822
Series 2007-13 Class A7 6.000% due 09/25/37	1,218	1,158
Series 2007-14 Class 1A1 6.000% due 10/25/37	1,054	1,050
Series 2007-AR5 Class A1 6.122% due 10/25/37	2,648	2,297
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A2 3.791% due 02/15/44 (Þ)	1,160	1,206

		3,113,803

Municipal Bonds - 2.3%
American Municipal Power, Inc. Revenue Bonds 6.270% due 02/15/50	1,750	1,823
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	544
6.899% due 12/01/40	5,200	5,875
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	18,113
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	202
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	1,200	1,396
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	15,293
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	1,877
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	355	335
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	944

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	5,954
7.055% due 04/01/57	5,615	5,472
New Jersey Economic Development Authority Revenue Bonds 1.247% due 06/15/13 (Ê)	3,900	3,909
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	3,925	4,852
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	5,075	5,367
Northstar Education Finance, Inc. Series 2005-1 Class A1 0.353% due 10/28/26 (Ê)	842	830
Series 2007-1 Class A3 0.313% due 01/29/46 (Ê)	4,850	4,327
Series 2007-1 Class A6 Zero coupon due 01/29/46 (Ê)	975	824
Series 2007-1 Class A8 Zero coupon due 01/29/46 (Ê)	1,525	1,291
Northstar Education Finance, Inc. Revenue Bonds 0.281% due 04/01/42 (Ê)	4,600	3,921
0.339% due 04/01/42 (Ê)	1,200	1,016
0.375% due 04/01/42 (Ê)	1,350	1,143
0.271% due 01/29/46 (Ê)	4,000	3,423
0.346% due 01/29/46 (Ê)	150	128
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	106
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	15,778
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	501
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,050	818
South Carolina Student Loan Corp. Revenue Bonds 0.374% due 12/01/20 (Ê)	4,500	4,251
State of California General Obligation Unlimited 5.700% due 11/01/21	920	992
6.650% due 03/01/22	3,425	3,923
7.500% due 04/01/34	4,725	5,746
7.950% due 03/01/36	4,435	5,071
5.650% due 04/01/39 (Ê)	700	752
7.550% due 04/01/39	5,878	7,223
7.625% due 03/01/40	5,475	6,762
7.600% due 11/01/40	1,100	1,363
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	600	625

	Principal Amount ($) or Shares		Market Value $
5.665% due 03/01/18		7,000	7,440
5.100% due 06/01/33		1,400	1,259
3.100% due 10/01/33 (Ê)		9,000	9,000
6.900% due 03/01/35		1,000	1,083
6.725% due 04/01/35		600	634
7.350% due 07/01/35		6,700	7,514
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)		4,200	4,290
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		2,355	1,745
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,662

			177,397

Non-US Bonds - 2.0%
Arcos Dorados Holdings, Inc. 10.250% due 07/13/16 (Å)(Ñ)	BRL	3,185	2,146
Argentina Government International Bond 6.500% due 12/15/35	EUR	23,460	5,040
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.000% due 05/15/13	BRL	3,157	4,209
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	6,850	3,973
10.000% due 01/01/21	BRL	7,361	4,089
Bundesrepublik Deutschland 3.250% due 07/04/21	EUR	2,300	3,506
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	368,873	3,374
Series 3 3.750% due 06/15/44	ISK	736,477	6,785
Canada Housing Trust No. 1 3.150% due 06/15/14 (Þ)	CAD	2,400	2,612
2.750% due 09/15/14 (Þ)	CAD	1,000	1,078
Series 1 2.200% due 03/15/14 (Þ)	CAD	2,200	2,334
Canadian Government Bond 2.000% due 08/01/13	CAD	1,400	1,483
1.500% due 11/01/13	CAD	1,500	1,571
2.250% due 08/01/14	CAD	1,100	1,172
2.000% due 12/01/14	CAD	7,100	7,505
4.500% due 06/01/15	CAD	400	461
2.750% due 09/01/16	CAD	1,600	1,731
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	2,063
10.250% due 01/10/28	BRL	2,600	1,861
Granite Master Issuer PLC Series 2005-2 Class A5 1.745% due 12/20/54 (Ê)	EUR	933	1,281
Granite Mortgages PLC Series 2003-3 Class 2A 1.988% due 01/20/44 (Ê)	EUR	1,428	1,961

126	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2004-3 Class 2A2 1.634% due 09/20/44 (Ê)	EUR	596	817
HMI
1.000% due 10/01/54 (Þ)	EUR	1,200	1,725
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/16	EUR	1,750	2,344
2.350% due 09/15/19	EUR	1,171	1,499
2.100% due 09/15/21	EUR	3,334	3,960
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	8,510	747
Series M 6.250% due 06/16/16	MXN	59,040	5,108
8.000% due 06/11/20	MXN	45,715	4,275
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	2,500	3,549
Permanent Master Issuer PLC Series 2006-1 Class 6A1 0.947% due 04/15/20 (Ê)	GBP	3,100	4,983
Series 2011-1A Class 1A3
2.905% due 07/15/42 (Ê)(Þ)	EUR	9,500	13,607
Philippine Government International Bond 6.250% due 01/14/36	PHP	42,000	957
Poland Government Bond Series 1020 5.250% due 10/25/20	PLN	7,800	2,698
Province of Ontario Canada 4.200% due 06/02/20	CAD	3,545	3,935
4.600% due 06/02/39	CAD	900	1,017
Rhodia SA Series REGS 3.585% due 10/15/13 (Ê)	EUR	642	918
South Africa Government Bond 10.500% due 12/21/26	ZAR	27,520	4,820
Series R186 10.500% due 12/21/26	ZAR	51,670	9,051
Series R208 6.750% due 03/31/21	ZAR	68,480	9,164
Spain Government Bond 4.650% due 07/30/25	EUR	4,700	5,723
United Kingdom Gilt 3.750% due 09/07/20	GBP	5,350	9,395
4.250% due 12/07/40	GBP	2,795	4,765

			155,292

United States Government Agencies - 4.4%
Fannie Mae 4.625% due 10/15/13		6,900	7,513
2.750% due 03/13/14		4,200	4,425
4.375% due 10/15/15		3,500	3,931
Federal Home Loan Banks 4.500% due 09/13/19		18,700	20,895
Federal Home Loan Mortgage Corp. 0.220% due 10/12/12 (Ê)		30,985	30,966
1.375% due 02/25/14		4,355	4,432
1.350% due 04/29/14		4,000	4,063

	Principal Amount ($) or Shares	Market Value $
Zero coupon due 08/20/14	197,000	197,100
Zero coupon due 08/27/14	8,600	8,642
2.000% due 08/25/16	10,975	11,126
Federal National Mortgage Association 0.217% due 10/18/12 (Ê)	15,490	15,497
0.875% due 08/28/14	10,100	10,104
1.625% due 10/26/15	2,000	2,024
Zero coupon due 10/09/19	11,005	7,955
Series 11 1.250% due 02/27/14	2,300	2,334
Freddie Mac
4.500% due 04/02/14	900	987
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	690	748
Tennessee Valley Authority 4.625% due 09/15/60	1,300	1,271

		334,013

United States Government Treasuries - 8.6%
United States Treasury Principal Only STRIP Zero coupon due 08/15/20	11,000	8,517
Principal Only STRIP Zero coupon due 11/15/21	21,842	15,813
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/27	34,058	41,391
1.750% due 01/15/28	431	484
2.500% due 01/15/29	5,156	6,392
3.875% due 04/15/29	2,061	3,005
2.125% due 02/15/41	7,825	9,222
United States Treasury Notes 0.375% due 07/31/13	146,200	146,234
0.625% due 07/15/14 (Ñ)	58,800	58,929
1.500% due 06/30/16	1,695	1,708
1.500% due 07/31/16	28,445	28,618
2.375% due 05/31/18	13,500	13,779
2.625% due 11/15/20	71,880	71,290
3.125% due 05/15/21	113,220	116,316
8.000% due 11/15/21	14,725	21,528
6.250% due 08/15/23	6,430	8,414
6.625% due 02/15/27	800	1,098
6.125% due 11/15/27	1,200	1,575
4.375% due 05/15/40	34,105	35,544
4.250% due 11/15/40	44,375	45,242
4.750% due 02/15/41	3,840	4,253
4.375% due 05/15/41	31,980	33,289

		672,641

Total Long-Term Investments (cost $7,374,131)		7,469,567

Common Stocks - 0.0%
Consumer Discretionary - 0.0%
General Motors Co. (Æ)	1,105	31

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Materials and Processing - 0.0%
Largo Ltd. (Æ)	715,892		926

Total Common Stocks (cost $991)			957

Investments in Other Funds - 0.3%
PIMCO Emerging Market Local Currency Fund	4,414,396	(¥)	26,133

Total Investments in Other Funds (cost $23,879)			26,133

Preferred Stocks - 0.1%
Financial Services - 0.1%
Centaur Funding Corp.	1,699		1,983
DG Funding Trust (Å)	479		3,614
Federal Home Loan Mortgage Corp.	479,700		1,391
Federal National Mortgage Association	267,075		471

			7,459

Total Preferred Stocks (cost $24,466)			7,459

	Notional Amount $
Options Purchased - 0.2%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD 2.605%/USD Three Month LIBOR Feb 2012 0.00 Call (1)	82,600		452
USD 2.703%/USD Three Month LIBOR Jul 2012 0.00 Call (1)	42,600		498
USD 3.560%/USD Three Month LIBOR Jun 2012 0.00 Call (1)	28,600		774
USD 3.570%/ USD Three Month LIBOR Jul 2012 0.00 Call (1)	28,700		839
USD 3.595%/USD Three Month LIBOR Feb 2012 0.00 Call (1)	57,600		855
USD 4.080%/USD Three Month LIBOR Jun 2012 0.00 Call (1)	19,000		1,174
USD Three Month LIBOR/USD 1.250% Apr 2012 0.00 Call (1)	22,300		147
USD Three Month LIBOR/USD 2.605% Feb 2012 0.00 Put (1)	82,600		2,774
USD Three Month LIBOR/USD 3.595% Feb 2012 0.00 Put (1)	57,600		2,950
USD Three Month LIBOR/USD 3.560% Jun 2012 0.00 Put (1)	28,600		1,379
USD Three Month LIBOR/USD 4.080% Jun 2012 0.00 Put (1)	19,000		1,507
USD Three Month LIBOR/USD 2.703% Jul 2012 0.00 Put (1)	42,600		1,353

	Notional Amount $	Market Value $
USD Three Month LIBOR/USD 3.570% Jul 2012 0.00 Put (1)	28,700	1,397

Total Options Purchased (cost $15,340)		16,099

	Principal Amount ($) or Shares
Warrants & Rights - 0.0%
Charter Communications, Inc. (Æ)	13,144	181
General Motors Co. (Æ)	2,208	36

Total Warrants & Rights (cost $72)		217

Short-Term Investments - 15.2%
Adam Aircraft Industries, Term Loan 15.130% due 05/01/12 (Þ)(Ø)	760	8
Ally Financial, Inc.
6.875% due 09/15/11 (Ñ)	7,600	7,643
Series *
6.875% due 09/15/11	5,115	5,146
Banco Bradesco SA
0.010% due 08/26/11 (ç)(ž)	2,700	2,697
BNP Paribas Financial, Inc.
0.300% due 08/26/11 (ž)	15,600	15,597
Canada Housing Trust No. 1
4.000% due 06/15/12 (Þ)	2,500	2,678
Carolina Power & Light Co.
6.500% due 07/15/12	105	111
Charter Communications Operating LLC
8.000% due 04/30/12 (Þ)	2,250	2,340
Cie de Financement Foncier
1.625% due 07/23/12 (Þ)	400	403
Comcast Cable Holdings LLC
9.800% due 02/01/12	1,660	1,734
Comcast Holdings Corp.
10.625% due 07/15/12	4,800	5,247
Countrywide Financial Corp.
Series MTN
5.800% due 06/07/12	500	518
Delta Air Lines 2001-1 Class A-2 Pass Through Trust
Series 01A2
7.111% due 09/18/11	750	756
Delta Air Lines 2002-1 Class G-2 Pass Through Trust
Series 02G2
6.417% due 07/02/12	2,785	2,785
Dexia Credit Local SA
0.896% due 09/23/11 (Ê)(Þ)	3,000	3,002
DPL, Inc.
6.875% due 09/01/11	2,116	2,126
El Paso Corp.
Series *
9.625% due 05/15/12	300	320

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Erste Abwicklungsanstalt
0.330% due 11/10/11 (ž)	2,300		2,298
FirstEnergy Corp.
Series B
6.450% due 11/15/11	187		190
Ford Motor Credit Co. LLC
9.875% due 08/10/11	400		401
7.250% due 10/25/11	100		101
7.800% due 06/01/12	300		313
Fortune Brands, Inc.
3.000% due 06/01/12	4,880		4,940
Goldman Sachs Group, Inc. (The)
0.985% due 12/05/11 (Ê)	12,230		12,265
Governor & Co. of the Bank of Ireland (The)
Series REGS
6.750% due 01/30/12	425		675
2.750% due 03/02/12	3,110		2,923
HCP, Inc.
5.950% due 09/15/11	6,845		6,885
Itau Unibanco Holding SA
1.000% due 12/05/11 (ž)	1,400		1,394
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/12	7,475		8,199
Kells Funding, LLC
0.250% due 08/16/11 (ž)	15,500		15,498
0.330% due 08/16/11 (ç)(ž)	1,800		1,800
0.210% due 08/18/11 (ž)	33,900		33,897
0.240% due 08/19/11 (ç)(ž)	2,100		2,100
0.170% due 08/29/11 (ç)(ž)	3,300		3,300
0.360% due 09/07/11 (ç)(ž)	1,700		1,699
0.270% due 10/04/11 (ž)	7,000		6,997
0.270% due 11/03/11 (ž)	800		800
0.240% due 11/07/11 (ž)	7,200		7,195
Lehman Brothers Holdings, Inc.
6.625% due 01/18/12 (Ø)	770		205
MetLife, Inc.
6.125% due 12/01/11	2,870		2,922
Mirant Mid Atlantic Pass Through Trust A
Series A
8.625% due 06/30/12	752		767
Nationwide Financial Services
6.250% due 11/15/11	660		667
Qwest Corp.
8.875% due 03/15/12	6,500		6,792
Royal Bank of Scotland PLC (The)
2.625% due 05/11/12 (Þ)	4,400		4,470
Russell U.S. Cash Management Fund	906,033,579	(¥)	906,034
Santander US Debt SA Unipersonal
1.046% due 03/30/12 (Ê)(Þ)	11,200		11,178
SBAB Bank AB
3.125% due 03/23/12 (Þ)	7,100		7,226
Societe Financement de l’Economie Francaise
0.450% due 07/16/12 (Ê)(Þ)	2,000		2,004
Springleaf Finance Corp.
0.541% due 08/17/11 (Ê)	10,000		9,992

	Principal Amount ($) or Shares	Market Value $
Series MTNI
4.875% due 07/15/12	750	747
Sprint Capital Corp.
8.375% due 03/15/12	4,745	4,923
Straight-A Funding. LLC
0.130% due 08/02/11 (ç)(ž)	22,800	22,800
0.300% due 08/08/11 (Å)(ç)(ž)	5,400	5,400
0.160% due 08/23/11 (ç)(ž)	19,500	19,498
0.220% due 10/11/11 (Å)(ž)	2,200	2,199
TNK-BP Finance SA
6.125% due 03/20/12 (Þ)	500	515
UBS AG
1.359% due 02/23/12 (Ê)	1,400	1,408
United States Treasury Bills
0.073% due 08/18/11	50	50
0.076% due 08/18/11 (ç)(ž)	708	708
Zero coupon due 09/08/11 (ç)(ž)	550	550
0.030% due 09/08/11	330	330
0.033% due 09/08/11	55	55
0.037% due 09/08/11	50	50
0.040% due 09/08/11	550	550
Zero coupon due 10/13/11 (ž)	2,100	2,099
Wachovia Corp.
0.379% due 10/15/11 (Ê)	3,800	3,801

Total Short-Term Investments (cost $1,184,089)		1,184,921

Repurchase Agreements - 2.5%
Agreement with Bank of America and State Street Bank (Tri-Party) of $21,200 dated July 29, 2011, at 0.160% to be repurchased at $21,200 on August 1, 2011, collateralized by: $21,501 par various United States Treasury Obligations, valued at $21,645.	21,200	21,200
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $5,000 dated July 29, 2011, at 0.170% to be repurchased at $5,000 on August 1, 2011, collateralized by: $4,840 par various United States Government Agency Obligations, valued at $5,185.	5,000	5,000
Agreement with BNP Paribas and State Street Bank (Tri-Party) of $100,000 dated July 29, 2011, at 0.170% to be repurchased at $100,001 on August 1, 2011, collateralized by: $80,236 par various United States Treasury Obligations, valued at $104,783.	100,000	100,000
Agreement with Citigroup and State Street Bank (Tri-Party) of $16,600 dated July 29, 2011, at 0.170% to be repurchased at $16,600 on August 1, 2011, collateralized by: $16,775 par various United States Treasury Obligations, valued at $16,906.	16,600	16,600

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Agreement with Goldman Sachs and State Street Bank (Tri-Party) of $10,000 dated July 29, 2011, at 0.220% to be repurchased at $10,000 on August 1, 2011, collateralized by: $11,288 par various United States Government Agency Obligations, valued at $10,208.	10,000		10,000
Agreement with Morgan Stanley and State Street Bank (Tri-Party) of $42,600 dated July 29, 2011, at 0.170% to be repurchased at $42,601 on August 1, 2011, collateralized by: $41,207 par various United States Treasury Obligations, valued at $43,754.	42,600		42,600

Total Repurchase Agreements (cost $195,400)			195,400

Other Securities - 0.2%
Russell Investment Company Liquidating Trust (×)	4,570,031	(¥)	4,696
Russell U.S. Cash Collateral Fund (×)	11,493,269	(¥)	11,493

Total Other Securities (cost $16,063)			16,189

Total Investments - 114.4% (identified cost $8,834,431)			8,916,934

Other Assets and Liabilities, Net - (14.4%)			(1,124,028)

Net Assets - 100.0%			7,792,906

See accompanying notes which are an integral part of this quarterly report.

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	46	EUR	11,306	06/12	90
Euribor Futures (Germany)	45	EUR	11,057	09/12	105
Eurodollar Futures (CME)	116	USD	28,891	09/11	8
Eurodollar Futures (CME)	2,236	USD	556,009	03/12	1,330
Eurodollar Futures (CME)	3,049	USD	757,905	06/12	3,235
Eurodollar Futures (CME)	1,132	USD	281,217	09/12	574
Eurodollar Futures (CME)	703	USD	174,476	12/12	391
Eurodollar Futures (CME)	1,641	USD	406,845	03/13	1,233
Eurodollar Futures (CME)	1,329	USD	329,011	06/13	829
Eurodollar Futures (CME)	371	USD	91,669	09/13	392
Eurodollar Futures (CME)	222	USD	54,720	12/13	244
Eurodollar Futures (CME)	214	USD	52,617	03/14	268
Eurodollar Futures (CME)	44	USD	10,790	06/14	58
German Euro Bobl Futures	67	EUR	8,007	09/11	237
German Euro Bund Futures	332	EUR	43,279	09/11	699
Long Gilt Bond Futures	84	GBP	10,508	09/11	169
Three Month Euribor Interest Rate Futures	45	EUR	11,050	12/12	115
Three Month Euribor Interest Rate Futures	45	EUR	11,044	03/13	122
Ultra Long Term United States Treasury Bond Futures	471	USD	62,143	09/11	1,857
United States Treasury Bonds	885	USD	113,391	09/11	3,318
United States Treasury 2 Year Note Futures	4,389	USD	965,237	09/11	1,345
United States Treasury 5 Year Note Futures	1,714	USD	208,157	09/11	2,287
United States Treasury 10 Year Note Futures	2,427	USD	305,044	09/11	6,398

Short Positions
Japan Government 10 Year Bond Futures	18	JPY	2,552,940	09/11	(19)
United States Treasury Bonds	7	USD	897	09/11	(19)
United States Treasury 2 Year Note Futures	316	USD	69,495	09/11	(321)
United States Treasury 5 Year Note Futures	383	USD	46,514	09/11	(990)
United States Treasury 10 Year Note Futures	294	USD	36,952	09/11	(501)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					23,454

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $
Eurodollar Futures	Put	272	99.38	USD	680	09/19/11	(26)
Eurodollar Futures	Put	162	99.00	USD	405	03/19/12	(29)
Fannie Mae 30 Year USD 4.500% TBA	Call	1	104.53	USD	4	08/04/11	(6)
Fannie Mae 30 Year USD 4.500% TBA	Put	1	102.53	USD	4	08/04/11	—
Forward Volatility Agreements	Call	1	0.00	USD	32	10/11/11	(480)
Forward Volatility Agreements	Call	2	0.01	USD	20	10/11/11	(109)
Forward Volatility Agreements	Call	1	0.00	USD	26	11/14/11	(397)
Inflationary Floor Options	Call	1	0.00	USD	8	11/23/20	(30)
Inflationary Floor Options	Put	1	0.00	USD	1	03/10/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	4	03/12/20	(9)
Inflationary Floor Options	Put	1	0.00	USD	9	04/07/20	(24)
Inflationary Floor Options	Put	1	0.00	USD	3	09/29/20	(10)

Swaptions
(Fund Receives/Fund Pays)
EUR Six Month LIBOR/EUR 3.330%	Call	2	0.00		25,200	08/22/11	(112)
USD Six Month LIBOR/USD 3.230%	Call	1	0.00		25,000	08/15/11	(160)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		2,500	09/21/11	(3)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		11,200	12/21/11	(9)
USD Three Month LIBOR/USD 0.820%	Call	2	0.00		10,000	12/21/11	(10)
USD Three Month LIBOR/USD 0.840%	Call	1	0.00		5,000	12/21/11	(6)
USD Three Month LIBOR/USD 0.850%	Call	3	0.00		31,600	12/21/11	(43)
USD Three Month LIBOR/USD 1.750%	Call	1	0.00		5,200	11/14/11	(40)
USD Three Month LIBOR/USD 1.800%	Call	1	0.00		6,600	10/11/11	(57)
USD Three Month LIBOR/USD 1.925%	Call	1	0.00		66,200	01/23/12	(903)
USD Three Month LIBOR/USD 2.193%	Call	1	0.00		61,300	01/23/12	(530)
USD Three Month LIBOR/USD 3.000%	Call	3	0.00		112,500	10/11/11	(1,758)
USD Three Month LIBOR/USD 4.725%	Call	1	0.00		19,500	07/20/16	(1,371)
USD Three Month LIBOR/USD 4.745%	Call	1	0.00		22,500	07/20/16	(1,567)
EUR 3.330%/EUR Six Month LIBOR	Put	2	0.00		25,200	08/22/11	(679)
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		20,700	11/14/11	(9)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		23,800	11/19/12	(66)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		2,500	09/21/11	(1)
USD 1.200%/USD Three Month LIBOR	Put	3	0.00		10,000	12/21/11	(38)
USD 1.300%/USD Three Month LIBOR	Put	1	0.00		1,300	09/21/11	(1)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		26,800	11/19/12	(36)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		116,400	07/11/13	(447)
USD 1.930%/USD Three Month LIBOR	Put	1	0.00		66,200	01/23/12	(776)
USD 10.000%/USD Three Month LIBOR	Put	1	0.00		9,000	07/10/12	—
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		44,600	04/30/12	(12)
USD 2.193%/USD Three Month LIBOR	Put	1	0.00		61,300	01/23/12	(1,201)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		119,500	09/24/12	(262)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		24,700	05/28/13	(55)
USD 2.500%/USD Three Month LIBOR	Put	1	0.00		6,600	08/24/11	—
USD 2.750%/USD Three Month LIBOR	Put	1	0.00		5,200	11/14/11	(5)
USD 2.750%/USD Three Month LIBOR	Put	2	0.00		31,100	06/18/12	(67)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		132,500	06/18/12	(222)
USD 3.230%/USD Six Month LIBOR	Put	1	0.00		25,000	08/15/11	(434)
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		19,000	07/16/12	(124)
USD 4.250%/USD Three Month LIBOR	Put	3	0.00		112,500	10/11/11	(21)
USD 4.725%/USD Three Month LIBOR	Put	1	0.00		19,500	07/20/16	(1,475)
USD 4.745%/USD Three Month LIBOR	Put	1	0.00		22,500	07/20/16	(1,720)
United States Treasury 10 Year Note Futures	Call	210	122.00	USD	210	08/26/11	(817)
United States Treasury 10 Year Note Futures	Call	78	124.00	USD	78	08/26/11	(171)
United States Treasury 10 Year Note Futures	Call	110	124.50	USD	110	08/26/11	(199)
United States Treasury 10 Year Note Futures	Put	78	124.00	USD	78	08/26/11	(39)

Total Liability for Options Written (premiums received $18,165)							(16,570)

See accompanying notes which are an integral part of this quarterly report.

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,146	EUR	803	10/19/11	7
Bank of America	USD	490	GBP	300	08/02/11	3
Bank of America	USD	8,492	SEK	52,550	09/21/11	(155)
Bank of America	EUR	803	USD	1,149	08/01/11	(5)
Bank of America	GBP	300	USD	490	09/13/11	(4)
Bank of America	MXN	19,138	USD	1,653	08/08/11	21
Barclays Bank PLC	USD	17,043	BRL	27,426	09/02/11	509
Barclays Bank PLC	USD	1,470	CNY	9,499	08/26/11	5
Barclays Bank PLC	USD	12,900	CNY	83,257	11/15/11	41
Barclays Bank PLC	USD	6,248	GBP	3,909	08/05/11	184
Barclays Bank PLC	USD	5,452	INR	247,403	08/12/11	137
Barclays Bank PLC	USD	17,010	MXN	202,887	10/05/11	195
Barclays Bank PLC	USD	3,515	ZAR	24,163	10/28/11	41
Barclays Bank PLC	BRL	27,426	USD	17,152	08/02/11	(542)
Barclays Bank PLC	BRL	16,000	USD	10,003	10/18/11	(131)
Barclays Bank PLC	EUR	6,234	USD	8,940	08/08/11	(27)
Barclays Bank PLC	GBP	200	USD	328	08/02/11	(1)
Barclays Bank PLC	GBP	100	USD	163	09/13/11	(1)
Barclays Bank PLC	JPY	235,059	USD	2,916	08/08/11	(130)
Barclays Bank PLC	JPY	867,580	USD	10,827	09/21/11	(419)
Barclays Bank PLC	ZAR	25,316	USD	3,669	09/02/11	(88)
BNP Paribas	CAD	1,462	USD	1,486	09/19/11	(45)
BNP Paribas	EUR	119	USD	168	10/19/11	(3)
BNP Paribas	GBP	581	USD	927	09/13/11	(29)
Citibank	USD	9,880	AUD	9,368	09/21/11	360
Citibank	USD	4,520	EUR	3,105	09/21/11	(58)
Citibank	USD	4,526	EUR	3,175	09/21/11	37
Citibank	USD	5,520	INR	247,403	11/18/11	(27)
Citibank	USD	135	JPY	10,886	10/17/11	6
Citibank	USD	968	KRW	1,056,000	08/12/11	33
Citibank	USD	6,324	KRW	6,883,591	08/12/11	200
Citibank	USD	3,284	NOK	18,327	09/21/11	115
Citibank	USD	4,495	NZD	5,531	09/21/11	342
Citibank	USD	4,561	SEK	29,708	09/21/11	152
Citibank	USD	4,255	TRY	7,025	10/27/11	(178)
Citibank	USD	1,043	TWD	29,906	09/27/11	(6)
Citibank	AUD	9,441	JPY	792,232	09/21/11	(50)
Citibank	AUD	2,148	USD	2,237	09/21/11	(111)
Citibank	AUD	4,274	USD	4,517	09/21/11	(155)
Citibank	CAD	1,359	USD	1,373	09/19/11	(50)
Citibank	EUR	3,110	NZD	5,521	09/21/11	360
Citibank	EUR	2,619	USD	3,782	09/21/11	19
Citibank	EUR	6,276	USD	9,043	09/21/11	24
Citibank	GBP	536	USD	858	09/13/11	(23)
Citibank	GBP	701	USD	1,120	09/13/11	(33)
Citibank	GBP	7,277	USD	11,729	09/21/11	(239)
Citibank	INR	247,403	USD	5,581	08/12/11	(8)
Citibank	NOK	24,676	EUR	3,188	09/21/11	5
Citibank	NZD	5,609	USD	4,502	09/21/11	(403)
Citibank	SEK	36,930	USD	5,861	09/21/11	2
Credit Suisse First Boston	CHF	1,865	GBP	1,398	09/21/11	(69)
Credit Suisse First Boston	EUR	15,664	USD	21,871	10/19/11	(622)
Credit Suisse First Boston	GBP	100	USD	164	08/02/11	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	11,793	CAD	11,618	09/19/11	374
Deutsche Bank AG	USD	6,799	IDR	58,435,900	10/31/11	(4)
Deutsche Bank AG	USD	148	MXN	1,742	11/18/11	(1)
Deutsche Bank AG	AUD	2,539	EUR	1,863	09/21/11	(98)
Deutsche Bank AG	EUR	4,561	CAD	6,132	09/21/11	(132)
Deutsche Bank AG	EUR	699	USD	985	10/19/11	(18)
Deutsche Bank AG	EUR	1,104	USD	1,556	10/19/11	(29)
Goldman Sachs	USD	7,941	PHP	345,185	09/29/11	209
HSBC Bank PLC	USD	—	EUR	—	08/01/11	—
HSBC Bank PLC	USD	4,519	EUR	3,160	09/21/11	22
HSBC Bank PLC	USD	7,289	EUR	5,156	09/21/11	121
HSBC Bank PLC	USD	3,614	NOK	19,666	09/21/11	33
HSBC Bank PLC	USD	4,096	NOK	22,544	09/21/11	85
HSBC Bank PLC	USD	8,927	NOK	47,982	09/21/11	(28)
HSBC Bank PLC	USD	4,643	SEK	29,176	09/21/11	(15)
HSBC Bank PLC	USD	1,045	ZAR	7,069	08/02/11	13
HSBC Bank PLC	EUR	12,704	SEK	116,803	09/21/11	273
HSBC Bank PLC	EUR	—	USD	31	08/01/11	31
HSBC Bank PLC	EUR	3,218	USD	4,555	09/21/11	(69)
HSBC Bank PLC	NOK	24,681	EUR	3,188	09/21/11	4
HSBC Bank PLC	NZD	5,573	USD	4,523	09/21/11	(352)
HSBC Bank PLC	SEK	11,601	USD	1,816	09/21/11	(24)
HSBC Bank PLC	SEK	15,398	USD	2,365	09/21/11	(78)
HSBC Bank PLC	SEK	16,417	USD	2,578	09/21/11	(26)
HSBC Bank PLC	SEK	52,427	USD	8,021	09/21/11	(295)
HSBC Bank PLC	ZAR	7,069	USD	1,040	09/02/11	(9)
JPMorgan Chase Bank	USD	2,804	CAD	2,690	08/08/11	16
JPMorgan Chase Bank	USD	2,815	CAD	2,690	09/09/11	(2)
JPMorgan Chase Bank	USD	8,963	EUR	6,234	08/08/11	4
JPMorgan Chase Bank	USD	10,817	GBP	6,584	08/08/11	16
JPMorgan Chase Bank	USD	3,051	JPY	235,059	08/08/11	(5)
JPMorgan Chase Bank	USD	6,360	KRW	7,000,000	08/12/11	275
JPMorgan Chase Bank	USD	14,083	KRW	14,939,591	11/14/11	(12)
JPMorgan Chase Bank	USD	10,158	NOK	54,646	09/21/11	(24)
JPMorgan Chase Bank	CAD	2,690	USD	2,817	08/08/11	(3)
JPMorgan Chase Bank	EUR	298	USD	428	09/01/11	—
JPMorgan Chase Bank	EUR	12,443	USD	17,874	09/01/11	(17)
JPMorgan Chase Bank	EUR	6,234	USD	8,956	09/09/11	6
JPMorgan Chase Bank	GBP	6,584	USD	10,509	08/08/11	(324)
JPMorgan Chase Bank	GBP	6,584	USD	10,813	09/09/11	11
JPMorgan Chase Bank	JPY	235,059	USD	3,052	09/09/11	(3)
JPMorgan Chase Bank	KRW	14,939,591	USD	14,167	08/12/11	8
JPMorgan Chase Bank	ZAR	95,395	USD	14,032	09/02/11	(125)
Morgan Stanley & Co., Inc.	USD	619	MYR	1,860	08/11/11	7
Morgan Stanley & Co., Inc.	USD	104	NZD	119	08/01/11	1
Morgan Stanley & Co., Inc.	EUR	15,665	USD	21,829	10/19/11	(665)
Royal Bank of Canada	USD	3,392	AUD	3,118	09/21/11	16
Royal Bank of Canada	USD	5,792	AUD	5,438	09/21/11	152
Royal Bank of Canada	USD	6,789	AUD	6,368	09/21/11	172
Royal Bank of Canada	USD	4,813	CAD	4,746	09/19/11	158
Royal Bank of Canada	USD	4,148	CAD	3,991	09/21/11	31
Royal Bank of Canada	USD	4,532	CAD	4,458	09/21/11	137
Royal Bank of Canada	USD	7,422	CAD	7,258	09/21/11	178

See accompanying notes which are an integral part of this quarterly report.

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	USD	4,552	EUR	3,244	09/21/11	109
Royal Bank of Canada	USD	1,421	EUR	991	10/19/11	1
Royal Bank of Canada	CAD	2,210	JPY	181,026	09/21/11	32
Royal Bank of Canada	CAD	2,549	JPY	212,703	09/21/11	88
Royal Bank of Canada	CAD	595	USD	602	09/19/11	(21)
Royal Bank of Canada	CAD	785	USD	794	09/19/11	(28)
Royal Bank of Canada	CAD	5,590	USD	5,691	09/21/11	(163)
Royal Bank of Canada	EUR	3,081	USD	4,370	09/21/11	(57)
Royal Bank of Canada	EUR	3,216	USD	4,539	09/21/11	(82)
Royal Bank of Canada	GBP	1,684	USD	2,773	08/01/11	8
Royal Bank of Canada	GBP	2,972	USD	4,749	08/05/11	(141)
Royal Bank of Canada	GBP	217	USD	353	09/13/11	(4)
Royal Bank of Canada	JPY	181,663	CAD	2,219	09/21/11	(31)
Royal Bank of Canada	MXN	39,376	USD	3,362	09/30/11	22
Royal Bank of Canada	SEK	14,715	USD	2,273	09/21/11	(61)
Royal Bank of Scotland PLC	USD	4,522	AUD	4,278	09/21/11	155
Royal Bank of Scotland PLC	USD	2,278	CAD	2,156	09/21/11	(20)
Royal Bank of Scotland PLC	USD	2,277	GBP	1,398	09/21/11	22
Royal Bank of Scotland PLC	USD	2,852	GBP	1,738	09/21/11	7
Royal Bank of Scotland PLC	USD	11,172	GBP	6,939	09/21/11	240
Royal Bank of Scotland PLC	USD	5,655	JPY	446,943	09/21/11	139
Royal Bank of Scotland PLC	USD	9,123	JPY	720,106	09/21/11	212
Royal Bank of Scotland PLC	USD	5,639	NZD	6,690	09/21/11	212
Royal Bank of Scotland PLC	AUD	4,264	USD	4,522	09/21/11	(139)
Royal Bank of Scotland PLC	CAD	507	USD	520	09/19/11	(11)
Royal Bank of Scotland PLC	CHF	3,164	EUR	2,653	09/21/11	(206)
Royal Bank of Scotland PLC	CHF	2,734	USD	3,267	09/21/11	(205)
Royal Bank of Scotland PLC	EUR	1,584	CAD	2,156	09/21/11	(19)
Royal Bank of Scotland PLC	EUR	3,170	JPY	353,081	09/21/11	22
Royal Bank of Scotland PLC	EUR	3,162	SEK	29,262	09/21/11	98
Royal Bank of Scotland PLC	EUR	3,142	USD	4,510	09/21/11	(5)
Royal Bank of Scotland PLC	EUR	3,170	USD	4,542	09/21/11	(13)
Royal Bank of Scotland PLC	EUR	3,220	USD	4,551	09/21/11	(76)
Royal Bank of Scotland PLC	GBP	4,209	JPY	543,908	09/21/11	128
Royal Bank of Scotland PLC	GBP	5,540	NOK	49,254	09/21/11	23
Royal Bank of Scotland PLC	GBP	64	USD	103	09/13/11	(2)
Royal Bank of Scotland PLC	GBP	536	USD	865	09/13/11	(17)
Royal Bank of Scotland PLC	GBP	1,424	USD	2,272	09/21/11	(70)
Royal Bank of Scotland PLC	GBP	4,247	USD	6,832	09/21/11	(153)
Royal Bank of Scotland PLC	JPY	365,206	CAD	4,343	09/21/11	(186)
Royal Bank of Scotland PLC	JPY	536,222	USD	6,842	09/21/11	(109)
Royal Bank of Scotland PLC	SEK	22,009	EUR	2,412	09/21/11	(25)
Royal Bank of Scotland PLC	SEK	35,127	EUR	3,845	09/21/11	(47)
Royal Bank of Scotland PLC	SEK	13,710	USD	2,096	09/21/11	(79)
Royal Bank of Scotland PLC	SEK	30,197	USD	4,562	09/21/11	(228)
State Street Bank & Trust Co.	CHF	7,296	EUR	5,985	09/21/11	(664)
UBS AG	USD	17,066	BRL	27,589	08/02/11	733
UBS AG	USD	163	CAD	154	09/19/11	(2)
UBS AG	USD	2,278	CAD	2,155	09/21/11	(21)
UBS AG	USD	3,548	CHF	2,967	09/21/11	220
UBS AG	USD	4,560	CHF	3,609	09/21/11	23
UBS AG	USD	4,565	CHF	3,736	09/21/11	180
UBS AG	USD	2,887	EUR	1,975	09/21/11	(48)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	AUD	8,504	USD	8,876	09/21/11	(420)
UBS AG	BRL	163	USD	100	08/02/11	(5)
UBS AG	CHF	3,829	EUR	3,193	09/21/11	(274)
UBS AG	CHF	1,875	GBP	1,398	09/21/11	(81)
UBS AG	CHF	3,217	USD	3,923	09/21/11	(163)
UBS AG	CHF	7,347	USD	8,656	09/21/11	(674)
UBS AG	EUR	1,558	CHF	1,897	09/21/11	170
UBS AG	EUR	3,112	CHF	3,804	09/21/11	359
UBS AG	GBP	2,286	USD	3,754	09/13/11	(6)
UBS AG	NOK	40,632	USD	7,261	09/21/11	(275)
Westpac Banking Corp.	USD	2,238	AUD	2,122	09/21/11	81
Westpac Banking Corp.	USD	3,393	AUD	3,118	09/21/11	16
Westpac Banking Corp.	USD	2,269	NZD	2,671	09/21/11	67
Westpac Banking Corp.	USD	4,512	NZD	5,499	09/21/11	297
Westpac Banking Corp.	USD	4,582	NZD	5,548	09/21/11	270
Westpac Banking Corp.	AUD	1,745	USD	1,802	09/21/11	(105)
Westpac Banking Corp.	AUD	5,437	USD	5,769	09/21/11	(175)
Westpac Banking Corp.	AUD	6,378	USD	6,789	09/21/11	(183)
Westpac Banking Corp.	JPY	364,296	AUD	4,330	09/21/11	11
Westpac Banking Corp.	NZD	9,518	USD	7,742	09/21/11	(581)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,750)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	34,200	Three Month LIBOR	1.665%	07/15/14	(104)
Bank of America	USD	31,300	Three Month LIBOR	1.761%	07/25/14	(117)
Bank of America	USD	63,500	Three Month LIBOR	2.116%	11/23/14	(1,030)
Bank of America	USD	9,800	1.250%	Three Month LIBOR	12/21/14	48
Bank of America	USD	21,400	3.113%	Three Month LIBOR	07/15/16	123
Bank of America	USD	19,600	3.193%	Three Month LIBOR	07/25/16	133
Bank of America	USD	32,900	Three Month LIBOR	2.600%	05/15/18	(638)
Bank of America	USD	56,700	3.587%	Three Month LIBOR	11/23/19	1,934
Bank of America	USD	2,900	Three Month LIBOR	3.500%	06/15/21	(154)
Bank of America	EUR	700	3.500%	Six Month EURIBOR	09/21/21	29
Bank of America	USD	20,700	4.479%	Three Month LIBOR	07/01/24	520
Bank of America	USD	20,400	Three Month LIBOR	4.206%	11/23/27	(808)
Bank of America	USD	500	Three Month LIBOR	4.250%	06/15/41	(41)
Bank of America	USD	500	Three Month LIBOR	4.000%	12/21/41	(11)
Bank of America	USD	11,500	Three Month LIBOR	4.595%	07/01/44	(473)
Barclays Bank PLC	BRL	800	10.835%	Brazil Interbank Deposit Rate	01/02/12	7
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(291)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(277)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(964)
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(2,030)
Barclays Bank PLC	USD	1,100	Three Month LIBOR	4.250%	06/15/41	(90)
BNP Paribas	BRL	4,500	11.390%	Brazil Interbank Deposit Rate	01/02/12	20
BNP Paribas	BRL	1,500	11.880%	Brazil Interbank Deposit Rate	01/02/13	7
BNP Paribas	BRL	13,600	12.800%	Brazil Interbank Deposit Rate	01/02/13	221
BNP Paribas	BRL	1,700	12.110%	Brazil Interbank Deposit Rate	01/02/14	6
BNP Paribas	USD	9,000	1.000%	Fed Fund Effective Rate	09/19/14	27

See accompanying notes which are an integral part of this quarterly report.

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

BNP Paribas	USD	500	Three Month LIBOR	4.250%	06/15/41	(41)
Citibank	EUR	9,800	2.096%	Six Month EURIBOR	11/05/15	(127)
Citibank	CAD	11,100	Canadian Dealer Offer Rate	3.000%	12/21/16	(354)
Citibank	USD	23,400	Three Month LIBOR	3.500%	06/15/21	(1,243)
Citibank	EUR	1,900	3.650%	Six Month EURIBOR	09/21/21	114
Citibank	USD	10,800	Three Month LIBOR	4.250%	06/15/41	(886)
Citibank	USD	1,200	Three Month LIBOR	4.000%	12/21/41	(26)
Citibank	EUR	4,900	3.750%	Six Month EURIBOR	12/21/41	384
Credit Suisse Financial Products	BRL	1,200	12.480%	Brazil Interbank Deposit Rate	01/02/13	12
Credit Suisse Financial Products	AUD	8,250	5.250%	Three Month BBSW	12/21/13	83
Credit Suisse Financial Products	NZD	11,400	NZD-BBR-Telerate	3.750%	12/21/13	48
Credit Suisse Financial Products	EUR	32,800	Six Month EURIBOR	3.010%	03/04/14	(382)
Credit Suisse Financial Products	EUR	48,400	Six Month EURIBOR	3.205%	03/04/14	(693)
Credit Suisse Financial Products	EUR	49,800	Six Month EURIBOR	3.010%	03/04/14	(580)
Credit Suisse Financial Products	EUR	32,200	Six Month EURIBOR	3.240%	03/11/14	(472)
Credit Suisse Financial Products	EUR	50,100	Six Month EURIBOR	3.120%	03/18/14	(645)
Credit Suisse Financial Products	EUR	28,800	Six Month EURIBOR	2.765%	07/01/14	(168)
Credit Suisse Financial Products	MXN	54,800	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	258
Credit Suisse Financial Products	GBP	1,500	3.210%	Six Month LIBOR	02/15/16	132
Credit Suisse Financial Products	GBP	3,000	3.201%	Six Month LIBOR	02/16/16	263
Credit Suisse Financial Products	GBP	3,330	3.124%	Six Month LIBOR	02/18/16	273
Credit Suisse Financial Products	EUR	22,600	3.350%	Six Month EURIBOR	03/04/16	603
Credit Suisse Financial Products	EUR	33,300	3.520%	Six Month EURIBOR	03/04/16	1,114
Credit Suisse Financial Products	EUR	34,200	3.350%	Six Month EURIBOR	03/04/16	912
Credit Suisse Financial Products	EUR	22,200	3.536%	Six Month EURIBOR	03/11/16	748
Credit Suisse Financial Products	EUR	34,400	3.445%	Six Month EURIBOR	03/18/16	1,021
Credit Suisse Financial Products	EUR	19,700	3.215%	Six Month EURIBOR	07/01/16	296
Credit Suisse Financial Products	CAD	5,725	Canadian Dealer Offer Rate	2.374%	07/15/16	(54)
Credit Suisse Financial Products	EUR	5,025	2.531%	Six Month EURIBOR	07/19/16	23
Credit Suisse Financial Products	EUR	9,600	3.250%	Six Month EURIBOR	12/21/16	414
Credit Suisse Financial Products	USD	35,900	2.500%	Three Month LIBOR	12/21/16	1,037
Credit Suisse Financial Products	EUR	5,200	Six Month EURIBOR	3.735%	03/04/20	(205)
Credit Suisse Financial Products	EUR	7,700	Six Month EURIBOR	3.880%	03/04/20	(400)
Credit Suisse Financial Products	EUR	7,900	Six Month EURIBOR	3.735%	03/04/20	(311)
Credit Suisse Financial Products	EUR	5,100	Six Month EURIBOR	3.870%	03/11/20	(258)
Credit Suisse Financial Products	EUR	7,900	Six Month EURIBOR	3.805%	03/18/20	(350)
Credit Suisse Financial Products	EUR	4,550	Six Month EURIBOR	3.683%	07/01/20	(117)
Credit Suisse Financial Products	USD	400	Three Month LIBOR	4.250%	06/15/41	(33)
Credit Suisse First Boston	AUD	9,300	5.250%	Three Month BBSW	12/21/13	93
Credit Suisse First Boston	NZD	12,800	Three Month BBSW	3.750%	12/21/13	54
Credit Suisse First Boston	AUD	17,700	5.250%	Three Month BBSW	12/21/13	177
Credit Suisse First Boston	NZD	24,900	Three Month BBSW	3.750%	12/21/13	105
Credit Suisse First Boston	USD	42,300	Three Month LIBOR	1.380%	06/18/14	(327)
Credit Suisse First Boston	USD	17,700	2.664%	Three Month LIBOR	06/18/17	359
Credit Suisse First Boston	EUR	2,400	3.500%	Six Month EURIBOR	09/21/21	99
Deutsche Bank	USD	84,900	Three Month LIBOR	0.750%	06/30/13	(205)
Deutsche Bank	USD	368,000	Three Month LIBOR	0.750%	06/30/13	(889)
Deutsche Bank	EUR	38,300	Six Month EURIBOR	3.120%	03/18/14	(493)
Deutsche Bank	EUR	51,400	Six Month EURIBOR	2.795%	07/04/14	(318)
Deutsche Bank	EUR	27,100	Six Month EURIBOR	2.516%	07/15/14	(58)
Deutsche Bank	USD	31,400	Three Month LIBOR	1.716%	07/25/14	(103)
Deutsche Bank	USD	33,300	Three Month LIBOR	1.625%	07/29/14	(77)
Deutsche Bank	USD	57,900	Three Month LIBOR	1.432%	02/28/15	(743)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	NZD	9,010	NZD-BBR-Telerate	4.700%	02/18/16	(102)
Deutsche Bank	NZD	7,400	NZD-BBR-Telerate	4.683%	02/22/16	(79)
Deutsche Bank	EUR	26,500	3.455%	Six Month EURIBOR	03/18/16	797
Deutsche Bank	EUR	35,200	3.250%	Six Month EURIBOR	07/04/16	541
Deutsche Bank	EUR	18,600	2.982%	Six Month EURIBOR	07/15/16	96
Deutsche Bank	USD	19,600	3.160%	Three Month LIBOR	07/25/16	121
Deutsche Bank	USD	20,800	3.090%	Three Month LIBOR	07/29/16	97
Deutsche Bank	USD	23,500	Three Month LIBOR	2.500%	12/21/16	(680)
Deutsche Bank	USD	11,300	3.250%	Three Month LIBOR	12/21/18	537
Deutsche Bank	USD	22,500	3.250%	Three Month LIBOR	12/21/18	1,065
Deutsche Bank	USD	48,100	Three Month LIBOR	3.250%	12/21/18	(2,284)
Deutsche Bank	EUR	6,100	Six Month EURIBOR	3.815%	03/18/20	(276)
Deutsche Bank	EUR	8,100	Six Month EURIBOR	3.718%	07/04/20	(212)
Deutsche Bank	EUR	4,275	Six Month EURIBOR	3.453%	07/15/20	(22)
Deutsche Bank	USD	5,200	Three Month LIBOR	4.000%	05/15/37	(179)
Deutsche Bank	USD	5,200	4.000%	Three Month LIBOR	05/15/37	179
Deutsche Bank	USD	6,200	Three Month LIBOR	4.250%	06/15/41	(509)
Deutsche Bank	USD	900	Three Month LIBOR	4.000%	12/21/41	(19)
Goldman Sachs	BRL	4,500	10.990%	Brazil Interbank Deposit Rate	01/02/12	36
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	117
Goldman Sachs	BRL	1,800	12.510%	Brazil Interbank Deposit Rate	01/02/14	28
Goldman Sachs	BRL	1,800	12.650%	Brazil Interbank Deposit Rate	01/02/14	35
Goldman Sachs	EUR	11,000	3.500%	Six Month EURIBOR	09/21/21	454
Goldman Sachs	USD	2,500	Three Month LIBOR	4.250%	06/15/41	(205)
HSBC	BRL	2,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	32
HSBC	BRL	3,100	11.360%	Brazil Interbank Deposit Rate	01/02/12	37
HSBC	BRL	23,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	122
HSBC	BRL	56,100	12.180%	Brazil Interbank Deposit Rate	01/02/13	646
HSBC	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/14	13
HSBC	USD	200	Three Month LIBOR	4.250%	06/15/41	(16)
JP Morgan	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	210
JP Morgan	BRL	2,600	12.170%	Brazil Interbank Deposit Rate	01/02/13	29
JP Morgan	BRL	3,700	12.200%	Brazil Interbank Deposit Rate	01/02/14	24
JP Morgan	USD	68,100	2.500%	Three Month LIBOR	12/21/16	1,968
JP Morgan	USD	2,100	Three Month LIBOR	3.500%	06/15/21	(111)
JP Morgan	USD	7,300	Three Month LIBOR	4.250%	06/15/41	(599)
JPMorgan	USD	321,000	Three Month LIBOR	0.750%	06/30/13	(776)
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	33
Merrill Lynch	BRL	4,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	38
Merrill Lynch	BRL	9,400	11.900%	Brazil Interbank Deposit Rate	01/02/13	39
Morgan Stanley	BRL	2,400	11.630%	Brazil Interbank Deposit Rate	01/02/12	12
Morgan Stanley	BRL	400	12.590%	Brazil Interbank Deposit Rate	01/02/13	5
Morgan Stanley	MXN	5,700	6.500%	Mexico Interbank 28 Day Deposit Rate	03/05/13	6
Morgan Stanley	USD	22,800	0.500%	Fed Fund Effective Rate	09/19/13	5
Morgan Stanley	BRL	5,200	12.540%	Brazil Interbank Deposit Rate	01/02/14	(4)
Morgan Stanley	GBP	29,800	Six Month LIBOR	3.000%	12/21/16	(1,618)
Morgan Stanley	EUR	4,100	3.650%	Six Month EURIBOR	09/21/21	245
Morgan Stanley	EUR	5,100	3.500%	Six Month EURIBOR	09/21/21	211
Morgan Stanley	USD	7,945	Three Month LIBOR	3.925%	05/15/41	(178)
Morgan Stanley	USD	2,500	Three Month LIBOR	4.250%	06/15/41	(205)
Morgan Stanley	USD	700	Three Month LIBOR	4.000%	12/21/41	(15)
Royal Bank of Canada	CAD	11,100	Canadian Dealer Offer Rate	2.140%	11/03/15	(47)
Royal Bank of Canada	CAD	16,800	Canadian Dealer Offer Rate	2.115%	11/04/15	(52)

See accompanying notes which are an integral part of this quarterly report.

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Royal Bank of Canada	EUR	14,800	2.118%	Six Month EURIBOR	11/08/15	(177)
Royal Bank of Canada	CAD	9,075	Canadian Dealer Offer Rate	2.370%	07/13/16	(85)
Royal Bank of Canada	CAD	7,800	Canadian Dealer Offer Rate	2.350%	07/14/16	(65)
Royal Bank of Canada	EUR	7,800	2.571%	Six Month EURIBOR	07/15/16	57
Royal Bank of Canada	EUR	6,875	2.574%	Six Month EURIBOR	07/18/16	51
Royal Bank of Scotland	USD	19,900	Three Month LIBOR	4.250%	06/15/41	(1,633)
Royal Bank of Scotland	USD	1,100	Three Month LIBOR	4.000%	12/21/41	(23)
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(25)
UBS	BRL	3,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	17
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	205
UBS	BRL	1,600	12.070%	Brazil Interbank Deposit Rate	01/02/13	14
UBS	JPY	7,760,000	0.466%	Six Month LIBOR	02/06/13	99
UBS	BRL	1,700	12.250%	Brazil Interbank Deposit Rate	01/02/14	14
UBS	JPY	5,150,000	Six Month LIBOR	0.628%	02/06/15	(440)
UBS	JPY	1,110,000	1.133%	Six Month LIBOR	02/06/19	343
UBS AG	USD	400	Three Month LIBOR	4.250%	06/15/41	(33)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $351						(7,980)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Bank of America	BNP Paribas	6.017%	USD	1,600	1.000%		09/20/11	1
Berkshire Hathaway	Deutsche Bank	4.270%	USD	17,100	1.000%		03/20/13	163
DR Horton, Inc.	Citibank	25.729%	USD	1,200	(1.000%	)	09/20/16	88
DR Horton, Inc.	Deutsche Bank	25.729%	USD	945	(1.000%	)	09/20/16	69
DR Horton, Inc.	Goldman Sachs	25.729%	USD	945	(1.000%	)	09/20/16	69
GE Capital Corp.	Citibank	9.928%	USD	600	4.800%		12/20/13	55
GE Capital Corp.	JP Morgan	11.569%	USD	1,625	1.000%		06/20/15	(10)
GE Capital Corp.	Deutsche Bank	14.928%	USD	300	1.000%		03/20/16	(7)
GE Capital Corp.	Morgan Stanley	15.278%	USD	900	1.000%		06/20/16	(22)
Metlife, Inc.	Deutsche Bank	6.247%	USD	8,500	2.050%		03/20/13	202
Metlife, Inc.	UBS	6.247%	USD	8,500	2.050%		03/20/13	202
MetLife, Inc.	Deutsche Bank	6.247%	USD	1,200	1.000%		03/20/15	(10)
MetLife, Inc.	Deutsche Bank	6.247%	USD	1,300	1.000%		03/20/15	(11)
MetLife, Inc.	Deutsche Bank	6.247%	USD	2,300	1.000%		03/20/15	(19)
Morgan Stanley	Goldman Sachs	16.771%	USD	7,900	1.000%		03/20/16	(249)
Prudential	Deutsche Bank	5.337%	USD	8,500	2.300%		03/20/13	247
Prudential	UBS	5.337%	USD	8,500	2.300%		03/20/13	247
Target Corp.	Credit Suisse First Boston	19.787%	USD	3,065	(1.000%	)	09/20/16	142

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($386)								1,157

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	1,230	(0.084%	)	10/12/52	178
CMBX AJ Index	Bank of America	USD	5,455	(0.084%	)	10/12/52	791
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.084%	)	10/12/52	942
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.084%	)	10/12/52	535
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.084%	)	10/12/52	204

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Goldman Sachs	USD	6,500	(0.084%	)	10/12/52	942
Dow Jones CDX Index	Bank of America	USD	42,800	1.000%		06/20/16	91
Dow Jones CDX Index	Bank of America	USD	42,800	(1.000%	)	06/20/14	(473)
Dow Jones CDX Index	Bank of America	USD	900	5.000%		12/20/15	109
Dow Jones CDX Index	Bank of America	USD	32,400	1.000%		06/20/16	69
Dow Jones CDX Index	Barclays Bank PLC	USD	7,200	5.000%		06/20/15	807
Dow Jones CDX Index	Barclays Bank PLC	USD	4,200	(1.000%	)	06/20/16	307
Dow Jones CDX Index	Barclays Bank PLC	USD	800	5.000%		12/20/15	97
Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%		06/20/16	26
Dow Jones CDX Index	BNP Paribas SA	USD	31,800	1.000%		06/20/16	67
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	15
Dow Jones CDX Index	Citibank	USD	4,911	0.355%		06/20/12	15
Dow Jones CDX Index	Citibank	USD	1,059	0.401%		06/20/12	4
Dow Jones CDX Index	Credit Suisse Financial Products	USD	12,800	1.000%		06/20/16	27
Dow Jones CDX Index	Credit Suisse Financial Products	USD	500	5.000%		06/20/15	56
Dow Jones CDX Index	Deutsche Bank	USD	7,400	(1.000%	)	06/20/16	542
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	87
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		06/20/16	26
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	146
Dow Jones CDX Index	Deutsche Bank	USD	2,900	1.000%		06/20/16	6
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		12/20/15	109
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	5,000	1.000%		06/20/21	(263)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	5,000	1.000%		06/20/21	(263)
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	13
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	33,900	(1.000%	)	06/20/14	(374)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	19,700	5.000%		06/20/16	64
Dow Jones CDX Index	Deutsche Bank	USD	33,900	1.000%		06/20/16	72
Dow Jones CDX Index	Deutsche Bank	USD	5,000	1.000%		06/20/21	(263)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Deutsche Bank	USD	2,500	1.000%		06/20/21	(131)
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	15
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	22
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	114
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	403
Dow Jones CDX Index	HSBC	USD	400	5.000%		12/20/15	48
Dow Jones CDX Index	JP Morgan	USD	2,000	1.120%		12/20/12	30
Dow Jones CDX Index	JP Morgan	USD	1,447	0.553%		12/20/17	17
Dow Jones CDX Index	JP Morgan	USD	46,800	1.000%		06/20/16	99
Dow Jones CDX Index	JP Morgan	USD	4,300	(1.000%	)	06/20/16	315
Dow Jones CDX Index	JP Morgan	USD	46,800	(1.000%	)	06/20/14	(517)
Dow Jones CDX Index	Merrill Lynch	USD	19,300	1.580%		12/20/12	414
Dow Jones CDX Index	Merrill Lynch	USD	19,300	1.640%		12/20/12	430
Dow Jones CDX Index	Morgan Stanley	USD	2,800	5.000%		12/20/15	339
Dow Jones CDX Index	Morgan Stanley	USD	1,900	1.000%		06/20/16	4
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	695

See accompanying notes which are an integral part of this quarterly report.

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	579	0.548%		12/20/17	7
Dow Jones CDX Index	Royal Bank of Scotland	USD	3,620	(1.000%	)	06/20/16	265

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($8,949)							6,232

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	UBS	6.880%	USD	4,000	1.190%	08/20/13	41
Brazil Government International Bond	Barclays Bank PLC	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	9.625%	USD	1,300	1.000%	06/20/15	1
Brazil Government International Bond	Goldman Sachs	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Morgan Stanley	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Bank of America	9.876%	USD	1,800	1.000%	09/20/15	—
Brazil Government International Bond	Citibank	9.876%	USD	1,000	1.000%	09/20/15	—
Brazil Government International Bond	HSBC	9.876%	USD	500	1.000%	09/20/15	—
Brazil Government International Bond	JP Morgan	9.876%	USD	1,000	1.000%	09/20/15	—
Brazil Government International Bond	UBS	9.876%	USD	500	1.000%	09/20/15	—
Brazil Government International Bond	Barclays Bank PLC	10.722%	USD	1,700	1.000%	03/20/16	(6)
Brazil Government International Bond	Citibank	11.083%	USD	9,400	1.000%	06/20/16	(50)
Brazil Government International Bond	Credit Suisse Financial Products	11.083%	USD	6,500	1.000%	06/20/16	(34)
Brazil Government International Bond	Deutsche Bank	11.083%	USD	1,800	1.000%	06/20/16	(10)
China Government International Bond	Bank of America	6.992%	USD	1,100	1.000%	06/20/15	13
China Government International Bond	Bank of America	6.992%	USD	400	1.000%	06/20/15	5
China Government International Bond	Citibank	6.992%	USD	300	1.000%	06/20/15	3
China Government International Bond	Royal Bank of Scotland	7.014%	USD	800	1.000%	06/20/15	9
China Government International Bond	Barclays Bank PLC	8.018%	USD	700	1.000%	03/20/16	6
China Government International Bond	BNP Paribas	8.018%	USD	300	1.000%	03/20/16	2
China Government International Bond	Barclays Bank PLC	8.336%	USD	12,400	1.000%	06/20/16	92
China Government International Bond	Deutsche Bank	8.622%	USD	400	1.000%	09/20/16	3
China Government International Bond	JP Morgan	8.622%	USD	300	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	8.622%	USD	300	1.000%	09/20/16	2
France Government International Bond	Bank of America	11.437%	USD	800	0.250%	03/20/16	(31)
France Government International Bond	Barclays Bank PLC	11.437%	USD	700	0.250%	03/20/16	(27)
France Government International Bond	Deutsche Bank	11.437%	USD	300	0.250%	03/20/16	(12)
France Government International Bond	Morgan Stanley	11.437%	USD	500	0.250%	03/20/16	(20)
France Government International Bond	Royal Bank of Scotland	11.437%	USD	500	0.250%	03/20/16	(20)
France Government International Bond	UBS	11.437%	USD	1,100	0.250%	03/20/16	(43)
Indonesia Government International Bond	Barclays Bank PLC	12.844%	USD	800	1.000%	06/20/16	(11)
Indonesia Government International Bond	Barclays Bank PLC	12.844%	USD	800	1.000%	06/20/16	(11)
Italy Government International Bond	Barclays Bank PLC	30.894%	USD	800	1.000%	03/20/16	(71)
Italy Government International Bond	Goldman Sachs	31.020%	USD	1,000	1.000%	06/20/16	(93)
Italy Government International Bond	Goldman Sachs	31.706%	USD	200	1.000%	03/20/16	(18)
Japan Government International Bond	Bank of America	8.438%	USD	200	1.000%	03/20/16	1
Japan Government International Bond	Bank of America	8.438%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JP Morgan	8.438%	USD	700	1.000%	03/20/16	5
Japan Government International Bond	Goldman Sachs	8.781%	USD	1,700	1.000%	06/20/16	10
Kazakhstan Government International Bond	Citibank	16.070%	USD	300	1.000%	03/20/16	(8)
Kazakhstan Government International Bond	Deutsche Bank	16.070%	USD	300	1.000%	03/20/16	(8)
Kazakhstan Government International Bond	HSBC	16.070%	USD	400	1.000%	03/20/16	(11)
Korea Government International Bond	Deutsche Bank	10.069%	USD	400	1.000%	06/20/16	—

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Korea Government International Bond	Deutsche Bank	10.069%	USD	500	1.000%	06/20/16	—
Mexico Government International Bond	Bank of America	9.789%	USD	300	1.000%	09/20/15	—
Mexico Government International Bond	Citibank	9.789%	USD	700	1.000%	09/20/15	1
Mexico Government International Bond	Barclays Bank PLC	10.518%	USD	5,000	1.000%	03/20/16	(10)
Mexico Government International Bond	Deutsche Bank	10.518%	USD	3,100	1.000%	03/20/16	(6)
Mexico Government International Bond	HSBC	10.518%	USD	4,700	1.000%	03/20/16	(9)
Mexico Government International Bond	JP Morgan	10.537%	USD	2,600	0.920%	03/20/16	(15)
Mexico Government International Bond	Citibank	10.828%	USD	12,800	1.000%	06/20/16	(48)
Mexico Government International Bond	Deutsche Bank	10.828%	USD	3,300	1.000%	06/20/16	(12)
Spain Government International Band	Bank of America	35.211%	USD	200	1.000%	03/20/16	(21)
Spain Government International Band	Goldman Sachs	35.211%	USD	200	1.000%	03/20/16	(21)
Spain Government International Band	Goldman Sachs	35.320%	USD	1,000	1.000%	06/20/16	(111)
United Kingdom Gilt	Societe Generale	5.671%	USD	4,000	1.000%	03/20/15	63
United Kingdom Gilt	Societe Generale	5.671%	USD	2,700	1.000%	03/20/15	43
United Kingdom Gilt	UBS	5.671%	USD	700	1.000%	03/20/15	11
United Kingdom Gilt	UBS	5.671%	USD	400	1.000%	03/20/15	6
United Kingdom Gilt	Deutsche Bank	6.886%	USD	600	1.000%	03/20/16	8
United Kingdom Gilt	Citibank	7.168%	USD	5,700	1.000%	06/20/16	76
United Kingdom Gilt	Morgan Stanley	7.168%	USD	2,100	1.000%	06/20/16	28
United Kingdom Gilt	UBS	7.168%	USD	1,200	1.000%	06/20/16	16

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($157)							(285)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $8,406							7,104

See accompanying notes which are an integral part of this quarterly report.

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$568,401	$—	$568,401
Corporate Bonds and Notes	—	1,456,183	5,229	1,461,412
International Debt	—	955,824	12,130	967,955
Loan Agreements	—	18,645	—	18,645
Mortgage-Backed Securities	—	3,094,144	19,659	3,113,803
Municipal Bonds	—	166,603	10,794	177,397
Non-US Bonds	—	155,292	—	155,292
United States Government Agencies	—	334,013	—	334,013
United States Government Treasuries	45,242	627,399	—	672,641
Common Stocks	31	926	—	957
Investments in Other Funds	—	—	26,133	26,133
Preferred Stocks	3,845	—	3,614	7,459
Options Purchased	—	16,099	—	16,099
Warrants & Rights	217	—	—	217
Short-Term Investments	—	1,184,913	8	1,184,921
Repurchase Agreements	—	195,400	—	195,400
Other Securities	—	16,189	—	16,189

Total Investments	49,335	8,790,032	77,567	8,916,934

Other Financial Instruments
Futures Contracts	23,454	—	—	23,454
Options Written	(1,281)	(14,220)	(1,069)	(16,570)
Foreign Currency Exchange Contracts	45	(2,795)	—	(2,750)
Interest Rate Swap Contracts	—	(7,629)	—	(7,629)
Credit Default Swap Contracts	—	(1,302)	—	(1,302)

Total Other Financial Instruments*	$22,218	$(25,946)	$(1,069)	$(4,797)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2011 were as follows:

Category and Subcategory	Beginning Balance 11/1/2010	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Gross Transfers into Level 3	Gross Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2011

Long-Term Investments
Asset-Backed Securities	$4,335	$—	$560	$—	$—	$—	$3,662	$(113)	$—
Corporate Bonds and Notes	—	5,195	—	—	—	—	—	34	5,229
International Debt	10,619	—	—	167	—	—	267	1,611	12,130
Loan Agreements	8	—	—	—	—	—	—	—	8
Mortgage-Backed Securities	43,238	21,365	10,521	5	11	—	34,712	273	19,659
Municipal Bonds	—	10,687	—	18	—	—	—	89	10,794
Investments in Other Funds	17,983	7,430	—	—	—	—	—	720	26,133
Preferred Stocks	3,683	—	—	—	—	—	—	(69)	3,614
Short-Term Investments	16,611	—	16,470	469	(811)	—	—	201	—
Options Written	(883)	—	120	—	27	—	—	(93)	(1,069)

Total Common Stock	95,594	44,677	27,671	659	(773)	—	38,641	2,653	76,498

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 94.9%
Asset-Backed Securities - 4.0%
Aames Mortgage Investment Trust Series 2005-3 Class A1 0.337% due 08/25/35 (Ê)(Þ)	—	—
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.407% due 02/25/37 (Ê)	2,583	1,147
ACE Securities Corp. Series 2005-SD3 Class A 0.587% due 08/25/45 (Ê)	117	111
Series 2006-HE4 Class A2A 0.247% due 10/25/36 (Ê)	51	15
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class A1A 0.532% due 04/25/34 (Ê)	326	268
Series 2004-R10 Class A5 0.577% due 11/25/34 (Ê)	2	2
Series 2005-R10 Class A2B 0.407% due 12/25/35 (Ê)	632	594
Argent Securities, Inc. Series 2003-W9 Class M1 1.222% due 03/25/34 (Ê)	672	590
Asset Backed Securities Corp. Home Equity Series 2003-HE7 Class M1 1.162% due 12/15/33 (Ê)	264	221
Series 2006-HE2 Class A1A 0.437% due 03/25/36 (Ê)	1,346	118
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A Class A 4.640% due 05/20/16 (Þ)	260	282
Series 2010-5A Class A 3.150% due 03/20/17 (Þ)	220	225
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	314
Bear Stearns Asset Backed Securities Trust Series 2003-1 Class A1 1.187% due 11/25/42 (Ê)	80	70
Series 2003-SD1 Class A 0.637% due 12/25/33 (Ê)	66	58
Series 2004-SD3 Class A3 0.757% due 09/25/34 (Ê)	212	189
Series 2005-TC2 Class A3 0.557% due 08/25/35 (Ê)	1,945	1,657
Series 2006-SD2 Class A2 0.387% due 06/25/36 (Ê)	75	74
Series 2007-HE5 Class 1A1 0.277% due 06/25/47 (Ê)	20	19
Series 2007-HE6 Class 1A1 1.437% due 08/25/37 (Ê)	593	361
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.287% due 05/25/37 (Ê)	105	90
Series 2008-4 Class A3A 0.437% due 11/25/37 (Ê)	1,122	1,094

	Principal Amount ($) or Shares	Market Value $
Brazos Higher Education Authority Series 2010-1 Class A2 1.457% due 02/25/35 (Ê)	1,500	1,428
Series 2011-2 Class A3 1.247% due 10/27/36 (Ê)	300	285
Business Loan Express Series 2003-2A Class A 0.987% due 01/25/32 (Ê)(Þ)	182	133
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.507% due 10/25/35 (Ê)	89	79
Series 2006-NC3 Class A3 0.337% due 08/25/36 (Ê)	2,105	663
Centex Home Equity Series 2003-B Class AF4 3.735% due 02/25/32	2,253	1,986
Series 2006-A Class AV4 0.437% due 06/25/36 (Ê)	1,700	975
CIT Education Loan Trust Series 2007-1 Class A 0.337% due 03/25/42 (Ê)(Þ)	1,204	1,101
Citibank Omni Master Trust Series 2009-A8 Class A8 2.287% due 05/16/16 (Ê)(Þ)	1,000	1,012
Citigroup Mortgage Loan Trust, Inc. Series 2006-HE1 Class A4 0.457% due 01/25/36 (Ê)	1,730	1,593
Series 2006-SHL1 Class A1 0.387% due 11/25/45 (Ê)(Þ)	514	448
Series 2007-AHL3 Class A3A 0.247% due 07/25/45 (Ê)	146	115
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.667% due 12/25/31 (Ê)	65	33
Series 2005-4 Class MV1 0.647% due 10/25/35 (Ê)	754	732
Series 2006-6 Class 2A2 0.367% due 09/25/36 (Ê)	328	269
Series 2006-BC1 Class 1A 0.387% due 04/25/36 (Ê)	658	530
Series 2006-BC4 Class 2A2 0.347% due 11/25/36 (Ê)	1,930	1,266
Series 2007-7 Class 2A1 0.267% due 10/25/47 (Ê)	32	32
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.427% due 04/15/35 (Ê)	140	85
Series 2005-G Class 2A 0.417% due 12/15/35 (Ê)	713	391
Series 2006-E Class 2A 0.327% due 07/15/36 (Ê)	434	283
Series 2007-GW Class A 0.737% due 08/15/37 (Ê)	227	185
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	548

144	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-CB5 Class AV2 0.447% due 08/25/35 (Ê)	62	58
Series 2007-RP1 Class A 0.497% due 05/25/46 (Ê)(Þ)	870	565
Education Funding Capital Trust I Series 2003-3 Class A6 1.520% due 12/15/42 (Ê)	200	191
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.903% due 04/25/35 (Ê)	500	471
Ellington Loan Acquisition Trust Series 2007-1 Class A2A1 1.187% due 05/26/37 (Ê)(Þ)	324	291
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.407% due 09/26/33 (Ê)	129	128
Fannie Mae Whole Loan Series 2003-W5 Class A 0.407% due 04/25/33 (Ê)	123	117
Series 2003-W9 Class A 0.427% due 06/25/33 (Ê)	179	170
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.227% due 08/25/36 (Ê)	11	4
Greenpoint Manufactured Housing Series 2000-6 Class A3 2.186% due 11/22/31 (Ê)	325	269
Series 2001-2 Class IA2 3.190% due 02/20/32 (Ê)	300	244
Series 2001-2 Class IIA2 3.189% due 03/13/32 (Ê)	375	295
GSAA Trust Series 2006-2 Class 2A3 0.457% due 12/25/35 (Ê)	570	507
GSAMP Trust Series 2004-SEA2 Class A2B 0.737% due 03/25/34 (Ê)	854	829
Hertz Vehicle Financing LLC Series 2009-2A Class A2 5.290% due 03/25/16 (Þ)	280	310
Home Equity Asset Trust Series 2003-8 Class M1 1.267% due 04/25/34 (Ê)	544	454
Series 2006-8 Class 2A1 0.237% due 03/25/37 (Ê)	398	396
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.476% due 01/20/34 (Ê)	361	319
Series 2006-1 Class A1 0.346% due 01/20/36 (Ê)	1,480	1,329
Series 2006-2 Class A1 0.336% due 03/20/36 (Ê)	863	788
Series 2006-4 Class A3V 0.336% due 03/20/36 (Ê)	1,900	1,834
Series 2007-1 Class AS 0.386% due 03/20/36 (Ê)	1,483	1,297
Series 2007-2 Class A2V 0.346% due 07/20/36 (Ê)	1,188	1,191

	Principal Amount ($) or Shares	Market Value $
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.237% due 12/25/36 (Ê)	1	1
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.317% due 11/25/36 (Ê)	2,575	2,129
Series 2007-CH3 Class A2 0.267% due 03/25/37 (Ê)	118	112
Keycorp Student Loan Trust Series 2003-A Class 1A2 0.513% due 10/25/32 (Ê)	724	675
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A4 5.270% due 09/15/18	930	975
Lehman XS Trust Series 2005-1 Class 2A1 1.687% due 07/25/35 (Ê)	304	222
Series 2005-5N Class 1A1 0.487% due 11/25/35 (Ê)	345	250
Series 2005-7N Class 1A1B 0.487% due 12/25/35 (Ê)	288	107
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.747% due 10/25/34 (Ê)	34	27
Morgan Stanley ABS Capital I Series 2003-NC6 Class M1 1.387% due 06/25/33 (Ê)	396	346
Series 2003-NC7 Class M1 1.237% due 06/25/33 (Ê)	343	291
Series 2005-WMC1 Class M1 0.892% due 01/25/35 (Ê)	293	292
Series 2007-HE2 Class A2B 0.277% due 01/25/37 (Ê)	2,800	1,004
Series 2007-HE6 Class A1 0.247% due 05/25/37 (Ê)	55	48
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV1 0.307% due 04/25/37 (Ê)	40	39
Nelnet Student Loan Trust Series 2004-4 Class A5 0.413% due 01/25/37 (Ê)	700	664
Novastar Home Equity Loan Series 2003-3 Class A2C 1.247% due 12/25/33 (Ê)	317	277
Option One Mortgage Loan Trust Series 2007-4 Class 2A1 0.277% due 04/25/37 (Ê)	185	182
Series 2007-6 Class 2A1 0.247% due 07/25/37 (Ê)	147	142
Ownit Mortgage Loan Asset Backed Certificates Series 2006-6 Class A2C 0.347% due 09/25/37 (Ê)	2,390	754
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.887% due 12/25/34 (Ê)	1,341	1,288

Russell Investment Grade Bond Fund	145

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-WCW2 Class M1 0.807% due 10/25/34 (Ê)	733	702
Pennsylvania Higher Education Assistance Agency Series 2005-1 Class B1 Zero coupon due 04/25/45 (Ê)	900	756
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	200	178
RAAC Series Series 2006-RP2 Class A 0.437% due 02/25/37 (Ê)(Þ)	332	243
Renaissance Home Equity Loan Trust Series 2003-3 Class A 0.687% due 12/25/33 (Ê)	272	226
Series 2005-2 Class AF4 4.934% due 08/25/35	585	482
Series 2006-1 Class AF6 5.746% due 05/25/36	290	190
Residential Asset Mortgage Products, Inc. Series 2003-RS2 Class AII 0.867% due 03/25/33 (Ê)	76	53
Series 2003-RS3 Class AII 0.907% due 04/25/33 (Ê)	45	32
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	196	185
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	1,258	1,268
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	379	348
Series 2001-KS1 Class AII 0.657% due 03/25/32 (Ê)	26	25
Series 2001-KS3 Class AII 0.647% due 09/25/31 (Ê)	38	30
Series 2003-KS4 Class AIIB 0.767% due 06/25/33 (Ê)	123	64
Series 2005-EMX3 Class M1 0.617% due 09/25/35 (Ê)	1,000	894
Series 2005-KS12 Class A2 0.437% due 01/25/36 (Ê)	1,280	1,177
SACO I, Inc. Series 2005-WM3 Class A1 0.707% due 09/25/35 (Ê)	43	19
Saxon Asset Securities Trust Series 2004-1 Class A 0.727% due 03/25/35 (Ê)	57	40
Series 2005-1 Class M1 0.647% due 05/25/35 (Ê)	781	578
Security National Mortgage Loan Trust Series 2006-3A Class A1 0.467% due 01/25/37 (Ê)(Þ)	173	157
Sierra Receivables Funding Co. LLC Series 2006-1A Class A2 0.336% due 05/20/18 (Ê)(Þ)	74	72
SLM Student Loan Trust Series 2004-10 Class A5A 0.383% due 04/25/23 (Ê)(Þ)	900	896

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class A6B 0.373% due 10/25/40 (Ê)	1,000	889
Series 2008-2 Class A1 0.553% due 01/25/15 (Ê)	32	32
Series 2009-B Class A1 6.187% due 07/15/42 (Ê)(Þ)	4,636	4,393
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	46	50
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2C 0.327% due 12/25/36 (Ê)	2,550	2,050
Specialty Underwriting & Residential Finance Series 2003-BC1 Class A 0.867% due 01/25/34 (Ê)	25	20
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	278	260
Series 2002-HF1 Class A 0.477% due 01/25/33 (Ê)	9	8
Series 2006-BC3 Class A2 0.237% due 10/25/36 (Ê)	3	3
Series 2006-WF2 Class A3 0.337% due 07/25/36 (Ê)	2,451	2,182
Truman Capital Mortgage Loan Trust Series 2006-1 Class A 0.447% due 03/25/36 (Ê)(Þ)	746	539
Wells Fargo Home Equity Trust Series 2004-2 Class AI6 5.000% due 05/25/34	1,900	1,943

		64,537

Corporate Bonds and Notes - 18.9%
Abbott Laboratories 5.125% due 04/01/19	650	736
Air 2 US 8.027% due 10/01/19 (Þ)	407	402
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	431
Altria Group, Inc. 8.500% due 11/10/13	220	254
9.700% due 11/10/18	350	472
9.250% due 08/06/19	330	441
4.750% due 05/05/21	510	527
9.950% due 11/10/38 (Ñ)	500	730
American Express Co. 7.000% due 03/19/18	200	240
8.125% due 05/20/19	140	180
6.800% due 09/01/66	240	247
American Express Credit Corp. 5.875% due 05/02/13	2,400	2,580
5.125% due 08/25/14	530	582
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	204
5.050% due 10/01/15	200	211

146	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.850% due 01/16/18	80	85
8.250% due 08/15/18	1,600	1,896
6.400% due 12/15/20	90	99
6.250% due 03/15/37	2,200	1,986
Anadarko Petroleum Corp. 5.950% due 09/15/16	20	23
6.375% due 09/15/17	330	389
6.950% due 06/15/19	40	48
Analog Devices, Inc. 5.000% due 07/01/14	755	835
Anheuser-Busch InBev Worldwide, Inc. 2.500% due 03/26/13	1,970	2,023
5.375% due 01/15/20	2,450	2,818
5.000% due 04/15/20	70	78
Apache Corp. 6.000% due 09/15/13	460	508
6.000% due 01/15/37	200	228
5.100% due 09/01/40	160	163
Appalachian Power Co. Series O 5.650% due 08/15/12	175	183
Applied Materials, Inc. 5.850% due 06/15/41 (Ñ)	745	801
ASIF Global Financing XIX 4.900% due 01/17/13 (Þ)	50	52
AT&T, Inc. 5.100% due 09/15/14	240	266
2.950% due 05/15/16	3,145	3,253
6.500% due 09/01/37	570	646
6.550% due 02/15/39	100	115
Series WI 5.350% due 09/01/40	625	622
BAC Capital Trust XIV 5.630% due 09/29/49 (ƒ)	20	15
BAC Capital Trust XV 1.054% due 06/01/56 (Ê)	1,300	861
Baker Hughes, Inc. 7.500% due 11/15/18	510	656
Bank of America Corp. 4.875% due 09/15/12 (Ñ)	170	176
4.500% due 04/01/15	9,200	9,617
3.625% due 03/17/16 (Ñ)	325	326
6.000% due 09/01/17	655	709
5.750% due 12/01/17	950	1,016
7.625% due 06/01/19	370	436
5.625% due 07/01/20	100	104
5.000% due 05/13/21 (Ñ)	590	584
Series MTNL 5.650% due 05/01/18	2,310	2,445
Bank of America NA Series BKNT 0.527% due 06/15/16 (Ê)	1,200	1,083
0.547% due 06/15/17 (Ê)	1,340	1,162
6.100% due 06/15/17	1,900	2,062
6.000% due 10/15/36	300	290
BankAmerica Capital III Series * 0.819% due 01/15/27 (Ê)	700	514

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17	1,020	1,178
7.250% due 02/01/18	425	511
Becton Dickinson and Co. 3.250% due 11/12/20	590	578
BellSouth Corp. 4.750% due 11/15/12	20	21
Berkshire Hathaway, Inc. 3.200% due 02/11/15	210	222
Boeing Capital Corp. 2.125% due 08/15/16	425	428
4.700% due 10/27/19	120	132
Boeing Co. (The) 4.875% due 02/15/20 (Ñ)	760	850
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	156	171
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	90	105
Cameron International Corp. 1.183% due 06/02/14 (Ê)	400	404
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	721
Caterpillar, Inc. 0.425% due 05/21/13 (Ê)(Ñ)	1,600	1,603
3.900% due 05/27/21	280	291
CBS Corp. 4.300% due 02/15/21 (Ñ)	955	962
Celgene Corp. 3.950% due 10/15/20	745	748
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	100	133
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	146
Citigroup Capital XXI 8.300% due 12/21/57	1,000	1,028
Citigroup, Inc. 5.500% due 08/27/12	500	522
5.625% due 08/27/12	300	312
5.300% due 10/17/12	200	209
5.500% due 04/11/13	675	716
5.850% due 07/02/13	100	107
6.500% due 08/19/13	1,455	1,581
6.000% due 12/13/13 (Ñ)	920	999
6.375% due 08/12/14	350	390
5.000% due 09/15/14	1,840	1,937
5.500% due 10/15/14	80	87
6.010% due 01/15/15	30	33
3.953% due 06/15/16	460	478
6.000% due 08/15/17	300	334
6.125% due 11/21/17	1,980	2,219
6.125% due 05/15/18	670	749
8.500% due 05/22/19	100	126
5.375% due 08/09/20 (Ñ)	1,820	1,944
6.125% due 08/25/36	500	496
6.875% due 03/05/38	1,510	1,718
8.125% due 07/15/39	975	1,258

Russell Investment Grade Bond Fund	147

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cleco Power LLC 6.000% due 12/01/40	1,100	1,177
Cliffs Natural Resources, Inc. 4.875% due 04/01/21	435	453
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	91
Comcast Corp. 6.500% due 01/15/15	1,050	1,216
6.300% due 11/15/17	1,125	1,332
5.875% due 02/15/18	5	6
5.150% due 03/01/20	360	401
5.650% due 06/15/35	40	40
6.500% due 11/15/35	350	392
6.450% due 03/15/37	60	67
6.950% due 08/15/37	40	47
6.550% due 07/01/39	1,050	1,187
6.400% due 03/01/40	210	235
ConocoPhillips 5.900% due 05/15/38	60	68
ConocoPhillips Holding Co. 6.950% due 04/15/29	615	774
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	2,888	2,972
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	456	522
Corn Products International, Inc. 3.200% due 11/01/15	860	894
COX Communications, Inc. 5.450% due 12/15/14	210	235
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	125
CVS Caremark Corp. 6.600% due 03/15/19	700	841
6.250% due 06/01/27	815	946
CVS Pass-Through Trust 5.789% due 01/10/26 (Þ)	235	248
5.880% due 01/10/28	11	12
6.036% due 12/10/28	722	766
Daimler Finance NA LLC 1.950% due 03/28/14 (Ñ)(Þ)	515	522
Dell, Inc. 5.650% due 04/15/18	475	541
4.625% due 04/01/21	1,340	1,414
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A 6.821% due 08/10/22	1,691	1,753
Delta Air Lines 2010-1 Class A Pass Through Trust Series 1A 6.200% due 07/02/18	967	1,018
Devon Energy Corp. 4.000% due 07/15/21 (Ñ)	485	495

	Principal Amount ($) or Shares	Market Value $
7.950% due 04/15/32	570	764
DirectTV Holdings LLC/DirectTV Financing Co., Inc. 3.125% due 02/15/16	710	735
5.000% due 03/01/21	1,695	1,809
Dominion Resources, Inc. 5.700% due 09/17/12	455	480
8.875% due 01/15/19	390	517
4.450% due 03/15/21	1,355	1,426
Dow Chemical Co. (The) 8.550% due 05/15/19	1,690	2,233
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	282
6.000% due 01/15/38	325	375
Duke Energy Corp. 6.300% due 02/01/14	225	253
3.950% due 09/15/14	410	439
Energy Transfer Partners, LP 9.000% due 04/15/19	630	796
Enterprise Products Operating LLC 3.200% due 02/01/16	780	806
Series O 9.750% due 01/31/14	830	996
ERAC USA Finance LLC 2.250% due 01/10/14 (Þ)	1,385	1,411
7.000% due 10/15/37 (Þ)	570	647
Exelon Corp. 4.900% due 06/15/15	865	943
5.625% due 06/15/35	310	308
Express Scripts, Inc. 3.125% due 05/15/16	830	848
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	1,035	1,093
7.200% due 07/15/48 (Þ)	700	728
Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	754
FirstEnergy Corp. Series C 7.375% due 11/15/31	1,105	1,311
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,090	1,191
General Electric Capital Corp. 2.125% due 12/21/12	1,070	1,095
2.800% due 01/08/13	1,545	1,585
5.900% due 05/13/14 (Ñ)	1,040	1,165
5.625% due 05/01/18	1,270	1,418
4.375% due 09/16/20	1,920	1,951
4.625% due 01/07/21	720	741
5.875% due 01/14/38	2,440	2,512
Series EMTN 0.595% due 03/20/14 (Ê)	800	782
6.375% due 11/15/67	770	789
Series GMTN 6.000% due 08/07/19	400	452
6.875% due 01/10/39	2,100	2,438
Series MTNA 0.507% due 09/15/14 (Ê)	830	813

148	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Co. 5.250% due 12/06/17	505	569
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	671
Series REGS 7.000% due 01/20/20	1,200	1,341
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18 (Ñ)	660	773
Goldman Sachs Capital II 5.793% due 06/01/43 (ƒ)	960	758
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12	100	103
5.450% due 11/01/12	220	232
4.750% due 07/15/13	320	338
5.250% due 10/15/13	150	160
3.625% due 02/07/16	1,315	1,331
6.250% due 09/01/17	1,025	1,141
6.150% due 04/01/18	360	397
7.500% due 02/15/19	1,134	1,339
5.375% due 03/15/20	1,450	1,504
6.000% due 06/15/20	290	315
5.250% due 07/27/21	1,500	1,531
5.950% due 01/15/27	250	250
6.450% due 05/01/36	125	122
6.750% due 10/01/37	2,850	2,851
6.250% due 02/01/41	920	925
GSPA Monetization Trust 6.422% due 10/09/29 (Þ)	687	668
Hartford Financial Services Group, Inc. 5.375% due 03/15/17	460	493
HCP, Inc. 3.750% due 02/01/16	555	575
6.300% due 09/15/16	500	568
6.700% due 01/30/18	1,025	1,172
Series MTNE 6.000% due 06/15/14	1,000	1,089
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,872
5.250% due 01/15/22	1,065	1,104
6.500% due 03/15/41	750	767
Hess Corp. 8.125% due 02/15/19	480	623
7.875% due 10/01/29	110	142
7.300% due 08/15/31	215	267
Hewlett-Packard Co. 0.534% due 05/24/13 (Ê)	1,900	1,904
3.750% due 12/01/20	825	835
Historic TW, Inc. 8.050% due 01/15/16	565	682
Home Depot, Inc. 5.875% due 12/16/36	450	488
HSBC Finance Corp. 6.676% due 01/15/21 (Þ)	780	826
Humana, Inc. 7.200% due 06/15/18	270	319
Hyundai Capital America 3.750% due 04/06/16 (Ñ)(Þ)	965	994

	Principal Amount ($) or Shares	Market Value $
ILFC E-Capital Trust II 6.250% due 12/21/65 (Þ)	290	248
International Business Machines Corp. 1.950% due 07/22/16	720	722
5.700% due 09/14/17	700	832
International Lease Finance Corp. 5.625% due 09/20/13	400	408
6.500% due 09/01/14 (Þ)	1,940	2,056
5.750% due 05/15/16	100	100
6.750% due 09/01/16 (Þ)	1,500	1,590
JPMorgan Chase & Co. 5.375% due 01/15/14	475	520
2.050% due 01/24/14 (Ñ)	860	877
5.125% due 09/15/14	935	1,011
5.150% due 10/01/15	520	568
6.000% due 01/15/18	425	482
4.250% due 10/15/20 (Ñ)	1,015	1,012
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	95
6.000% due 10/01/17	1,000	1,126
JPMorgan Chase Capital XIII Series M 1.196% due 09/30/34 (Ê)	625	501
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	203
JPMorgan Chase Capital XXIII 1.261% due 05/15/47 (Ê)	3,495	2,730
JPMorgan Chase Capital XXVII Series AA 7.000% due 11/01/39	930	945
KCP&L Greater Missouri Operations Co. 8.270% due 11/15/21	425	515
Kellogg Co. 5.125% due 12/03/12	810	857
Kentucky Utilities Co. Series WI 5.125% due 11/01/40	555	575
Kerr-McGee Corp. 6.950% due 07/01/24	330	392
7.875% due 09/15/31	20	25
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13	115	125
3.500% due 03/01/16 (Ñ)	735	770
6.000% due 02/01/17	60	69
6.950% due 01/15/38	625	719
Kraft Foods, Inc. 2.625% due 05/08/13	4,900	5,055
6.125% due 02/01/18	900	1,065
5.375% due 02/10/20	1,010	1,139
6.500% due 02/09/40	1,150	1,345
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
Lehman Brothers Holdings, Inc. 6.500% due 07/19/17 (Ø)	390	—

Russell Investment Grade Bond Fund	149

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.750% due 12/28/17 (Ø)	990	—
6.875% due 05/02/18 (Ø)	200	55
Lorillard Tobacco Co. 8.125% due 06/23/19	1,245	1,496
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	181
Marathon Petroleum Corp. 3.500% due 03/01/16 (Þ)	695	724
MBNA Capital A Series A 8.278% due 12/01/26	180	185
MBNA Capital B Series B 1.054% due 02/01/27 (Ê)	1,430	1,048
MBNA Corp. 6.125% due 03/01/13	445	472
McKesson Corp. 4.750% due 03/01/21	550	598
Mead Johnson Nutrition Co. 4.900% due 11/01/19	50	54
Medtronic, Inc. 4.450% due 03/15/20	420	452
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	200	209
5.450% due 02/05/13	1,650	1,736
6.400% due 08/28/17	690	762
6.220% due 09/15/26	425	428
6.110% due 01/29/37 (Ñ)	830	774
MetLife Institutional Funding II 1.146% due 04/04/14 (Ê)(Þ)	1,900	1,904
MetLife, Inc. 6.750% due 06/01/16	650	771
4.750% due 02/08/21	770	805
6.400% due 12/15/36	1,010	1,001
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	329
MidAmerican Energy Co. 5.800% due 10/15/36	300	328
Morgan Stanley 4.750% due 04/01/14	200	209
6.000% due 05/13/14	680	741
3.800% due 04/29/16	655	659
0.700% due 10/18/16 (Ê)	2,335	2,139
5.450% due 01/09/17	600	645
5.550% due 04/27/17	410	440
6.250% due 08/28/17	300	332
6.625% due 04/01/18	2,825	3,144
5.625% due 09/23/19	1,015	1,059
5.500% due 07/24/20	1,730	1,780
Series GMTN 2.761% due 05/14/13 (Ê)	500	510
National City Bank Series BKNT 0.622% due 06/07/17 (Ê)	1,400	1,312
National Semiconductor Corp. 6.600% due 06/15/17	40	48
Nationsbank Capital Trust III 0.799% due 01/15/27 (Ê)	500	367

	Principal Amount ($) or Shares	Market Value $
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	1,830	1,949
News America, Inc. 6.200% due 12/15/34	35	35
6.150% due 03/01/37	590	593
6.650% due 11/15/37	20	21
6.150% due 02/15/41 (Þ)	775	773
8.250% due 10/17/96	65	76
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	4,500	4,747
Nisource Finance Corp. 6.400% due 03/15/18	250	288
Northern States Power Co. Series B 8.000% due 08/28/12	400	432
Ohio National Financial Services, Inc. 6.375% due 04/30/20 (Þ)	5,000	5,499
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	760	828
6.800% due 09/01/18	1,350	1,608
Oracle Corp. 5.750% due 04/15/18	1,250	1,476
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	222
6.050% due 03/01/34	170	190
5.800% due 03/01/37	110	120
6.350% due 02/15/38	90	105
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,725	2,146
Pemex Project Funding Master Trust 6.625% due 06/15/35	430	469
PepsiCo, Inc. 7.900% due 11/01/18	101	133
4.875% due 11/01/40	540	551
Pfizer, Inc. 6.200% due 03/15/19	710	861
Philip Morris International, Inc. 5.650% due 05/16/18	300	349
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	322
Progress Energy, Inc. 7.750% due 03/01/31	130	169
Prudential Financial, Inc. 3.875% due 01/14/15	535	567
6.200% due 11/15/40	670	716
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,675	2,118
Public Service Co. of New Mexico 7.950% due 05/15/18	675	778
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	919
Quest Diagnostics, Inc. 3.200% due 04/01/16	70	73
Raytheon Co. 3.125% due 10/15/20	585	566
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	450	584

150	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Republic Services, Inc. 5.250% due 11/15/21	820	893
6.200% due 03/01/40	340	376
Reynolds American, Inc. 7.625% due 06/01/16	220	268
Roche Holdings, Inc. 6.000% due 03/01/19 (Þ)	280	333
Safeway, Inc. 3.950% due 08/15/20	810	815
Simon Property Group, LP 6.100% due 05/01/16	295	342
SLM Corp. 8.450% due 06/15/18	1,000	1,118
Southern Copper Corp. 5.375% due 04/16/20 (Ñ)	375	400
Southern Natural Gas Co. 5.900% due 04/01/17 (Þ)	30	35
Southwestern Electric Power Co. 6.450% due 01/15/19 (Ñ)	770	890
State Street Capital Trust IV 1.247% due 06/15/37 (Ê)	100	82
State Street Corp. 4.956% due 03/15/18	620	673
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	955
SunTrust Preferred Capital I 5.853% due 12/31/49 (ƒ)	156	124
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 (Þ)	310	366
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	1,605	1,960
Texas-New Mexico Power Co. 9.500% due 04/01/19 (Þ)	800	1,072
Time Warner Cable, Inc. 5.850% due 05/01/17	1,225	1,405
6.750% due 07/01/18	2,125	2,531
8.750% due 02/14/19	740	969
8.250% due 04/01/19	400	512
4.125% due 02/15/21 (Ñ)	120	120
6.750% due 06/15/39	190	218
5.875% due 11/15/40	1,150	1,184
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	105	140
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,909
4.875% due 03/15/20	920	985
4.700% due 01/15/21	200	209
4.750% due 03/29/21	170	179
6.100% due 07/15/40	30	32
6.250% due 03/29/41	40	43
Travelers Cos., Inc. (The) 6.250% due 06/15/37	500	554
Union Electric Co. 6.400% due 06/15/17	545	643
United Parcel Service, Inc. 4.500% due 01/15/13	100	106

	Principal Amount ($) or Shares	Market Value $
United Technologies Corp. 4.500% due 04/15/20	350	382
5.400% due 05/01/35	70	76
UnitedHealth Group, Inc. 6.000% due 06/15/17	4	5
6.000% due 02/15/18	550	638
6.500% due 06/15/37	120	139
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	200	164
Valero Energy Corp. 9.375% due 03/15/19	385	505
6.625% due 06/15/37	660	716
Verizon Communications, Inc. 5.500% due 02/15/18	430	493
6.100% due 04/15/18	680	806
4.600% due 04/01/21 (Ñ)	550	591
6.400% due 02/15/38	800	919
6.000% due 04/01/41	1,435	1,576
Verizon Global Funding Corp. 7.375% due 09/01/12	275	295
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	1,090	1,016
Wachovia Corp. 5.500% due 05/01/13	750	807
5.700% due 08/01/13	725	787
5.250% due 08/01/14	460	498
5.625% due 10/15/16	400	444
Wal-Mart Stores, Inc. 5.800% due 02/15/18 (Ñ)	410	485
6.200% due 04/15/38	90	106
5.000% due 10/25/40 (Ñ)	738	747
Waste Management, Inc. 6.375% due 11/15/12	555	593
4.750% due 06/30/20	1,045	1,123
WEA Finance LLC 7.500% due 06/02/14 (Þ)	1,070	1,233
7.125% due 04/15/18 (Þ)	2,400	2,836
6.750% due 09/02/19 (Þ)	120	139
WellPoint, Inc. 5.875% due 06/15/17	30	35
7.000% due 02/15/19	440	537
Wells Fargo & Co. 3.625% due 04/15/15	2,740	2,890
3.676% due 06/15/16	330	347
Series K 7.980% due 03/29/49 (ƒ)	900	964
Wells Fargo Capital X 5.950% due 12/15/36	200	201
Williams Cos., Inc. (The) 7.875% due 09/01/21	601	761
7.750% due 06/15/31	850	1,025
Williams Partners, LP 5.250% due 03/15/20	140	153
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	5,000	5,115
Wyeth 5.950% due 04/01/37	30	34

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xerox Corp. 4.250% due 02/15/15	870	937
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	2,375	2,411

		306,199

International Debt - 8.5%
Abbey National Treasury Services PLC 1.602% due 06/10/13 (ž)	3,500	3,494
2.875% due 04/25/14 (Ñ)	775	774
3.875% due 11/10/14 (Þ)	1,010	1,030
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	200	247
America Movil SAB de CV 5.625% due 11/15/17	180	207
5.000% due 03/30/20	300	325
Anadarko Finance Co. Series B 7.500% due 05/01/31	615	738
Anglo American Capital PLC 4.450% due 09/27/20 (Þ)	700	720
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	1,600	1,739
ArcelorMittal 5.375% due 06/01/13	1,375	1,464
5.250% due 08/05/20 (Ñ)	1,930	1,965
Arkle Master Issuer PLC Series 2006-1A Class 4A2 0.351% due 02/17/52 (Ê)(Þ)	12,000	11,978
AstraZeneca PLC 5.900% due 09/15/17	300	358
Australia & New Zealand Banking Group, Ltd. 1.118% due 05/08/13 (Ê)	700	701
Banco Santander Brasil SA 2.347% due 03/18/14 (Ê)(Þ)	900	897
4.500% due 04/06/15 (Þ)	100	103
4.250% due 01/14/16 (Þ)	500	507
Banco Santander Chile 1.850% due 01/19/16 (Ê)(Þ)	1,000	966
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	100	103
Bank of Montreal 2.850% due 06/09/15 (Þ)	300	314
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,600	1,602
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	230	248
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	140	149
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	674
Banque PSA Finance Series 144a 2.146% due 04/04/14 (Ê)(Þ)	700	702

	Principal Amount ($) or Shares	Market Value $
Barclays Bank PLC 5.200% due 07/10/14	965	1,045
6.050% due 12/04/17 (Þ)	140	146
Barrick Gold Corp. 6.950% due 04/01/19	510	625
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	200	204
6.500% due 03/10/21 (Þ)	400	414
BBVA US Senior SAU 3.250% due 05/16/14	900	886
Bear Stearns Cos. LLC (The) 5.440% due 12/07/12 (Ê)	3,100	3,377
BHP Billiton Finance USA, Ltd. 6.500% due 04/01/19 (Ñ)	780	958
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	1,900	1,739
Series BKNT 1.146% due 01/10/14 (Ê)	1,200	1,185
BP Capital Markets PLC 5.250% due 11/07/13	650	706
3.875% due 03/10/15	650	700
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	306
Commonwealth Bank of Australia 3.750% due 10/15/14 (Þ)	250	265
5.000% due 10/15/19 (Þ)	110	117
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	503
6.150% due 10/24/36 (Þ)	100	114
Credit Agricole SA 8.375% due 10/29/49 (ƒ)(Ñ)(Þ)	860	886
Credit Agricole SA/London 2.625% due 01/21/14 (Þ)	350	351
Credit Suisse AG/Guernsey 5.860% due 05/29/49 (ƒ)	520	484
Series 1 0.951% due 05/29/49 (Ê)(ƒ)	725	574
Credit Suisse NY 5.000% due 05/15/13	1,000	1,064
5.500% due 05/01/14	500	551
6.000% due 02/15/18	500	541
Deutsche Bank AG 5.375% due 10/12/12	350	368
6.000% due 09/01/17	1,000	1,142
Deutsche Telekom International Finance BV 5.750% due 03/23/16	540	619
Dexia Credit Local SA 0.733% due 04/29/14 (Ê)(Þ)	1,700	1,642
Diageo Capital PLC 4.828% due 07/15/20	980	1,060
Dryden Leveraged Loan CDO 2002-II Series 2003-5A Class A 0.787% due 12/22/15 (Ê)(Þ)	269	267
Electricite De France 5.500% due 01/26/14 (Þ)	400	441
6.500% due 01/26/19 (Þ)	400	478
6.950% due 01/26/39 (Þ)	400	490

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

European Investment Bank 2.375% due 03/14/14	825	860
Export-Import Bank of China 4.875% due 07/21/15 (Þ)	200	221
Export-Import Bank of Korea 4.000% due 01/29/21	500	479
FIH Erhvervsbank A/S 0.620% due 06/13/13 (Ê)(Þ)	5,900	5,895
Gaz Capital SA for Gazprom Series REGS 8.146% due 04/11/18	1,600	1,924
Gazprom International SA for Gazprom Series REGS 7.201% due 02/01/20	52	57
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	100	108
6.212% due 11/22/16 (Þ)	100	110
8.146% due 04/11/18 (Þ)	500	604
General Electric Capital Corp. 5.500% due 09/15/67 (Þ)	300	397
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	100	102
Glitnir Banki HF
6.375% due 09/25/12 (Ø)(Å)	390	110
6.693% due 06/15/16 (Ø)(Å)	700	4
Goldman Sachs Group, Inc. (The) 6.125% due 02/14/17	100	179
Granite Master Issuer PLC Series 2006-3 Class A7 0.286% due 12/20/54 (Ê)	287	274
Grupo Bimbo SAB de CV 4.875% due 06/30/20 (Þ)	1,435	1,479
HBOS Capital Funding, LP 6.071% due 06/29/49 (ƒ)(Þ)	110	91
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,431
Hillmark Funding Series 2006-1A Class A1 0.509% due 05/21/21 (Ê)(Þ)	1,400	1,314
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	1,500	1,518
HSBC Finance Corp. 1.806% due 04/05/13 (Ê)	500	710
HSBC Holdings PLC 5.100% due 04/05/21	1,205	1,266
6.500% due 05/02/36	500	520
6.500% due 09/15/37	500	519
Indian Oil Corp., Ltd.
4.750% due 01/22/15	200	209
ING Bank NV 1.297% due 03/15/13 (Ê)(Ñ)(Þ)	1,900	1,900
1.652% due 06/09/14 (Å)(Ê)	400	401
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	565	679
Intesa Sanpaolo SpA 2.658% due 02/24/14 (Ê)(Þ)	700	688
3.625% due 08/12/15 (Þ)	310	298

	Principal Amount ($) or Shares	Market Value $
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Þ)	300	302
Itau Unibanco Holding SA 6.200% due 04/15/20 (Þ)	1,800	1,909
Kaupthing Bank Hf 7.625% due 02/28/15 (Æ)(Ø)(Å)	1,210	318
7.125% due 05/19/16 (Æ)(Ø)(Å)	1,480	—
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,205
5.125% due 04/23/34 (Þ)	155	164
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	605
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Þ)	200	178
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Þ)	400	396
6.375% due 01/21/21	360	380
Mexico Government International Bond 6.050% due 01/11/40	334	368
Series MTNA 6.750% due 09/27/34	213	256
Morgan Stanley 1.752% due 01/16/17	1,900	2,527
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	100	111
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	209
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600	644
0.966% due 04/11/14 (Ê)(Ñ)(Þ)	2,500	2,498
Nexen, Inc. 6.400% due 05/15/37	1,005	1,083
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	200	210
Series REGS 6.750% due 01/29/20	1,200	1,263
Noble Holding International, Ltd. 4.625% due 03/01/21	510	537
Nordea Bank AB 3.700% due 11/13/14 (Þ)	260	274
4.875% due 01/27/20 (Þ)	240	252
4.875% due 05/13/21 (Þ)	740	727
Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	200	209
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	1,900	1,970
6.125% due 10/06/16	150	171
5.750% due 01/20/20	1,342	1,472
5.375% due 01/27/21	990	1,054
Petroleos Mexicanos 6.000% due 03/05/20	400	445
5.500% due 01/21/21	130	139
Potash Corp. of Saskatchewan, Inc. 4.875% due 03/30/20	100	109
Province of Ontario Canada 1.375% due 01/27/14	600	607

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rabobank Nederland NV 11.000% due 06/29/49 (Å)(ƒ)	305	390
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	277	297
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	260
Series REGS 5.832% due 09/30/16 (Å)	1,093	1,196
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	104
Resona Preferred Global Securities Cayman, Ltd. 7.191% due 12/29/49 (ƒ)(Þ)	405	416
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18	760	919
9.000% due 05/01/19	730	995
3.500% due 11/02/20 (Ñ)	965	963
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	570	592
Series 1 9.118% due 03/31/49 (ƒ)	200	201
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	1,255	1,277
4.875% due 03/16/15	800	830
3.950% due 09/21/15	240	241
Russia Government International Bond Series REGS 7.500% due 03/31/30	42	50
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299% due 05/15/17 (Þ)	110	118
Russian Foreign Bond - Eurobond Series REGS 3.625% due 04/29/15	100	103
Sanofi 4.000% due 03/29/21	980	1,020
Santander US Debt SA Unipersonal 3.724% due 01/20/15 (Þ)	400	386
3.781% due 10/07/15 (Þ)	400	379
Shell International Finance BV 4.375% due 03/25/20 (Ñ)	630	683
SLM Corp. 3.125% due 09/17/12	400	568
1.044% due 06/17/13 (Ê)	650	896
Societe Generale SA 1.296% due 04/11/14 (Ê)(Þ)	2,700	2,644
Sumitomo Mitsui Banking Corp. 3.150% due 07/22/15 (Þ)	600	623
3.100% due 01/14/16 (Þ)	200	206
Sydney Airport Finance Co. Pty, Ltd. 5.125% due 02/22/21 (Þ)	100	102
Telecom Italia Capital SA 5.250% due 10/01/15	400	400
Telefonica Emisiones SAU 2.582% due 04/26/13	1,105	1,105

	Principal Amount ($) or Shares	Market Value $
3.992% due 02/16/16	1,350	1,356
5.134% due 04/27/20	210	207
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	316
TNK-BP Finance SA Series 144a 7.500% due 07/18/16 (Þ)	100	114
Series REGS 6.625% due 03/20/17	400	439
7.875% due 03/13/18	1,600	1,848
Total Capital SA 4.450% due 06/24/20	200	217
4.250% due 12/15/21	900	962
TransCapitalInvest, Ltd. for OJSC AK Transneft Series REGS 8.700% due 08/07/18	200	247
Transocean, Inc. 5.250% due 03/15/13	280	297
Tyco International Finance SA 6.000% due 11/15/13	785	867
UBS AG 2.250% due 01/28/14	350	355
Series BKNT 3.875% due 01/15/15	520	546
United Business Media, Ltd. 5.750% due 11/03/20 (Þ)	260	265
Vale Overseas, Ltd. 6.250% due 01/23/17	100	115
4.625% due 09/15/20	785	811
6.875% due 11/21/36	497	573
6.875% due 11/10/39	200	231
Vodafone Group PLC 4.150% due 06/10/14	295	318
Volkswagen International Finance NV 0.696% due 10/01/12 (Ê)(Þ)	1,500	1,504
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	2,000	2,132
White Nights Gazprom 10.500% due 03/08/14	200	238
10.500% due 03/25/14	200	239
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,688

		138,041

Mortgage-Backed Securities - 38.0%
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.187% due 02/25/45 (Ê)	136	118
Series 2005-4 Class 1A1 0.477% due 11/25/45 (Ê)	547	347
Americold LLC Trust Series 2010-ARTA Class A2FX 4.954% due 01/14/29 (Þ)	300	316
Banc of America Alternative Loan Trust Series 2006-5 Class CB17 6.000% due 06/25/46	543	386

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	483	476
Series 2005-D Class A1 2.758% due 05/25/35 (Ê)	226	215
Series 2007-E Class 4A1 5.606% due 07/20/47 (Ê)	611	402
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,042	1,060
Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,824
Series 2006-1 Class A4 5.372% due 09/10/45	910	989
Series 2006-2 Class A4 5.731% due 05/10/45	230	256
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,470
Series 2006-6 Class A4 5.356% due 10/10/45	600	649
Series 2007-2 Class AAB 5.597% due 04/10/49	990	1,052
Series 2007-3 Class A3 5.624% due 06/10/49	200	211
Series 2007-5 Class A3 5.620% due 02/10/51	20	21
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	22	23
Series 2004-2 Class 5A1 6.500% due 10/25/31	24	24
Series 2004-11 Class 2A1 5.750% due 01/25/35	391	400
Series 2005-H Class 2A5 3.185% due 09/25/35 (Ê)	575	417
Series 2006-2 Class A15 6.000% due 07/25/46	206	204
Series 2006-B Class 1A1 3.121% due 10/20/46 (Ê)	150	74
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.677% due 02/25/33	7	7
Series 2004-1 Class 23A1 5.464% due 04/25/34 (Ê)	116	112
Series 2004-8 Class 2A1 3.023% due 11/25/34	419	336
Series 2004-9 Class 22A1 3.575% due 11/25/34 (Ê)	110	103
Series 2004-10 Class 22A1 4.947% due 01/25/35	103	90
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	1,663	1,531
Series 2005-12 Class 13A1 5.380% due 02/25/36	103	91

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Alt-A Trust Series 2004-13 Class A1 0.927% due 11/25/34 (Ê)	1,997	1,798
Series 2005-4 Class 23A1 2.629% due 05/25/35	347	266
Series 2005-7 Class 22A1 2.870% due 09/25/35	229	162
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class A4A 5.148% due 10/12/42	1,965	2,160
Series 2006-PW14 Class A4 5.201% due 12/11/38	4,500	4,870
Series 2006-T22 Class A4 5.534% due 04/12/38	1,115	1,243
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,317
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.656% due 01/26/36	369	230
Series 2007-R6 Class 2A1 4.995% due 12/26/46	188	121
Chase Mortgage Finance Corp. Series 2005-A1 Class 2A2 2.935% due 12/25/35 (Ê)	289	280
Series 2006-S4 Class A3 6.000% due 12/25/36	325	313
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 Class A2 2.821% due 02/25/34 (Ê)	20	17
Series 2005-3 Class 2A2B 2.797% due 08/25/35	410	203
Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	225	205
Series 2007-AR8 Class 2A1A 5.631% due 07/25/37	380	272
Series 2010-3 Class 4A1 3.242% due 02/25/36 (Ê)(Þ)	630	607
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.220% due 07/15/44	765	839
Commercial Mortgage Asset Trust Series 1999-C1 Class A4 6.975% due 01/17/32	640	669
Countrywide Alternative Loan Trust Series 2005-J8 Class 1A3 5.500% due 07/25/35	527	463
Series 2007-OA6 Class A1B 0.387% due 06/25/37 (Ê)	524	348
Series 2007-OA7 Class A1A 0.367% due 05/25/47 (Ê)	511	279
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 3.095% due 11/25/34	290	225
Series 2004-HYB9 Class 1A1 2.786% due 02/20/35	615	494

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-R2 Class 1AF1 0.607% due 11/25/34 (Ê)(Þ)	23	20
Series 2005-3 Class 1A2 0.477% due 04/25/35 (Ê)	874	554
Series 2005-9 Class 1A1 0.487% due 05/25/35 (Ê)	2,651	1,810
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	92	71
Series 2005-R1 Class 1AF1 0.547% due 03/25/35 (Ê)(Þ)	31	26
Series 2005-R3 Class AF 0.587% due 09/25/35 (Ê)(Þ)	511	432
Series 2006-HYB3 Class 2A1A 2.757% due 05/20/36	479	323
Series 2006-OA4 Class A1 1.223% due 04/25/46 (Ê)	290	138
Series 2007-HY1 Class 1A2 5.393% due 04/25/37	155	15
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A3 6.387% due 08/15/36	367	367
Series 2005-9 Class 2A1 5.500% due 10/25/35	850	799
Series 2005-C4 Class A3 5.120% due 08/15/38	4,477	4,555
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,454
Series 2006-C5 Class A3 5.311% due 12/15/39	750	804
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,644
Series 2007-C3 Class A4 5.702% due 06/15/39	2,400	2,575
Series 2007-C5 Class A3 5.694% due 09/15/40	545	576
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,283
Series 2008-C1 Class A3 6.207% due 02/15/41	1,570	1,724
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.816% due 05/15/46	1,700	1,851
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.916% due 08/25/35	1,060	570
Deutsche Mortgage Securities, Inc. Series 2005-WF1 Class 1A3 5.238% due 06/26/35 (Þ)	920	875
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.576% due 07/19/44 (Ê)	91	74
Series 2005-AR6 Class 2A1A 0.477% due 10/19/45 (Ê)	511	348

	Principal Amount ($) or Shares	Market Value $
European Loan Conduit 1.243% due 05/15/19	69	91
Extended Stay America Trust Series 2010-ESHA Class A 2.951% due 11/05/27 (Þ)	790	782
Fannie Mae
5.500% due 2013	10	11
6.500% due 2013	10	11
6.500% due 2015	5	5
7.000% due 2015	3	4
6.000% due 2016	14	16
6.500% due 2016	44	48
5.500% due 2017	78	85
6.000% due 2017	571	620
6.500% due 2017	106	117
7.500% due 2017	—	—
8.500% due 2017	2	2
5.000% due 2018	511	551
5.500% due 2018	447	486
6.500% due 2018	130	144
5.000% due 2019	829	897
6.500% due 2019	64	72
3.975% due 2020	1,684	1,764
4.000% due 2020	369	391
4.672% due 2020	1,607	1,755
4.762% due 2020	1,587	1,741
5.000% due 2020	400	433
5.500% due 2020	2,856	3,105
6.500% due 2020	29	33
4.000% due 2021	177	188
5.500% due 2021	1,072	1,164
6.000% due 2021	90	98
4.500% due 2022	255	273
5.000% due 2022	363	392
5.500% due 2022	492	533
4.500% due 2023	1,831	1,952
5.000% due 2023	672	723
5.500% due 2023	107	116
4.500% due 2024	1,580	1,683
5.000% due 2024	153	165
5.500% due 2024	522	566
8.000% due 2024	56	65
8.500% due 2024	9	10
9.000% due 2024	3	4
4.000% due 2025	1,292	1,356
4.500% due 2025	6,315	6,753
7.000% due 2025	8	10
8.000% due 2025	1	1
8.500% due 2025	19	21
3.500% due 2026	4,853	4,997
4.000% due 2026	182	191
6.000% due 2026	142	157
7.000% due 2026	18	20
9.000% due 2026	4	5
7.000% due 2027	2	2
9.000% due 2027	1	1
6.500% due 2028	235	269

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2029	695	793
6.500% due 2030	4	4
8.000% due 2030	73	86
6.500% due 2031	60	68
8.000% due 2031	61	72
6.000% due 2032	73	81
6.500% due 2032	819	931
8.000% due 2032	4	4
4.500% due 2033	3,716	3,913
5.000% due 2033	1,285	1,380
5.500% due 2033	1,373	1,499
6.000% due 2033	128	142
6.500% due 2033	220	249
4.500% due 2034	89	93
5.000% due 2034	1,247	1,338
5.500% due 2034	3,114	3,401
6.000% due 2034	1,824	2,027
6.500% due 2034	447	505
2.206% due 2035 (Ê)	236	242
2.219% due 2035 (Ê)	91	94
2.244% due 2035 (Ê)	83	86
2.256% due 2035 (Ê)	170	174
2.262% due 2035 (Ê)	97	100
2.264% due 2035 (Ê)	111	115
2.269% due 2035 (Ê)	98	101
2.271% due 2035 (Ê)	645	663
2.439% due 2035 (Ê)	269	283
2.611% due 2035 (Ê)	135	141
4.500% due 2035	285	299
5.000% due 2035	7,540	8,093
5.500% due 2035	2,042	2,229
6.000% due 2035	2,207	2,448
5.000% due 2036	1,885	2,022
5.500% due 2036	4,624	5,032
6.000% due 2036	1,130	1,252
6.500% due 2036	1,065	1,194
5.500% due 2037	1,519	1,650
5.778% due 2037 (Ê)	35	37
6.000% due 2037	3,768	4,157
6.500% due 2037	156	175
5.000% due 2038	537	576
5.500% due 2038	4,447	4,839
6.000% due 2038	2,281	2,514
4.500% due 2039	7,268	7,600
5.500% due 2039	1,696	1,841
6.000% due 2039	4,133	4,558
6.500% due 2039	249	278
4.000% due 2040	2,825	2,879
4.500% due 2040	3,977	4,158
5.000% due 2040	1,678	1,794
5.500% due 2040	8,707	9,455
4.000% due 2041	1,311	1,333
4.500% due 2041	200	209
5.500% due 2041	5,820	6,320
1.478% due 2044 (Ê)	77	77
15 Year TBA (Ï)
3.500%	3,575	3,675

	Principal Amount ($) or Shares	Market Value $
4.000%	3,420	3,583
4.500%	730	776
5.000%	900	966
30 Year TBA (Ï)
3.500%	700	685
4.000%	13,255	13,462
4.500%	59,555	62,132
5.000%	23,370	24,935
5.500%	1,190	1,292
6.000%	5,975	6,569
6.500%	3,630	4,030
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	475	94
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	956	87
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	1,056	96
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	1,289	281
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	305	60
Series 2011-407 Class 22
Interest Only STRIP
5.000% due 01/25/39	97	19
Series 2011-407 Class C10
Interest Only STRIP
5.000% due 01/25/38	488	100
Fannie Mae Grantor Trust
Series 2002-T5 Class A1
0.427% due 05/25/32 (Ê)	364	348
Fannie Mae REMICS
Series 1992-158 Class ZZ
7.750% due 08/25/22	113	130
Series 1999-56 Class Z
7.000% due 12/18/29	212	245
Series 2003-21 Class M
5.000% due 02/25/17	2	2
Series 2003-32 Class FH
0.587% due 11/25/22 (Ê)	70	70
Series 2003-35 Class FY
0.587% due 05/25/18 (Ê)	476	477
Series 2004-38 Class FK
0.537% due 05/25/34 (Ê)	441	440
Series 2005-117 Class LC
5.500% due 11/25/35	2,508	2,774
Series 2006-5 Class 3A2
2.524% due 05/25/35 (Ê)	39	42
Series 2006-48 Class LG
Zero coupon due 06/25/36	1	1
Series 2007-30 Class AF
0.497% due 04/25/37 (Ê)	378	375
Series 2007-73 Class A1

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.247% due 07/25/37 (Ê)	279	274
Series 2009-70 Class PS
Interest Only STRIP
6.563% due 01/25/37 (Ê)	8,764	1,682
Series 2010-110 Class Æ
9.750% due 11/25/18	1,988	2,350
Series 2010-112 Class PI
Interest Only STRIP
6.000% due 10/25/40	6,341	1,209
Series 2010-118 Class YB
Interest Only STRIP
6.313% due 10/25/40 (Ê)	829	129
Series 2011-15 Class AB
9.750% due 08/25/19	698	815
Series 2011-63 Class SW
Interest Only STRIP
6.493% due 07/25/41 (Ê)	1,200	169
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.340% due 12/25/42	41	48
Series 2004-W2 Class 5AF
0.537% due 03/25/44 (Ê)	239	231
FDIC Structured Sale Guaranteed Notes
Series 2010-S1 Class 1A
0.737% due 02/25/48 (Ê)(Þ)	679	679
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2010-K006 Class AX1
Interest Only STRIP
1.064% due 01/25/20	1,365	87
Series 2010-K007 Class X1
Interest Only STRIP
1.241% due 04/25/20	2,581	194
Series 2010-K008 Class X1
Interest Only STRIP
1.685% due 06/25/20	3,226	325
Series 2010-K009 Class X1
Interest Only STRIP
1.518% due 08/25/20	1,510	139
Series 2011-K014 Class X1
Interest Only STRIP
1.456% due 04/25/21	4,480	395
Series 2011-KAIV Class X1
Interest Only STRIP
1.415% due 06/25/46	1,110	99
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2005-63 Class 1A1
1.478% due 02/25/45 (Ê)	43	43
FHA Project Citi 68 NP
7.430% due 06/27/21	35	34
First Horizon Alternative Mortgage Securities
Series 2006-AA7 Class A1
6.222% due 01/25/37 (Ê)	1,382	703

	Principal Amount ($) or Shares	Market Value $
Series 2006-FA1 Class 1A6
0.937% due 04/25/36 (Ê)	332	272
Freddie Mac
6.000% due 2013	2	2
7.000% due 2014	5	6
6.000% due 2016	100	108
9.000% due 2016	35	40
6.000% due 2017	184	200
8.000% due 2017	7	8
4.500% due 2018	472	505
5.000% due 2018	107	116
4.500% due 2019	167	179
5.000% due 2019	310	336
5.500% due 2019	345	374
6.000% due 2022	14	16
5.500% due 2024	881	953
9.000% due 2024	5	6
3.500% due 2025	3,338	3,435
6.500% due 2025	6	7
8.000% due 2025	8	10
9.000% due 2025	6	6
9.000% due 2026	1	1
2.618% due 2027 (Ê)	14	14
6.500% due 2027	—	—
8.500% due 2027	31	37
6.000% due 2028	534	588
6.500% due 2028	101	116
6.500% due 2029	140	160
2.700% due 2030 (Ê)	6	6
6.500% due 2031	179	205
5.500% due 2032	578	631
6.000% due 2032	33	36
6.500% due 2032	311	354
7.000% due 2032	204	237
7.500% due 2032	29	33
5.500% due 2033	305	334
6.000% due 2033	5	5
6.500% due 2033	79	90
4.500% due 2034	234	246
5.000% due 2034	1,622	1,740
5.500% due 2034	949	1,037
6.000% due 2034	104	115
6.500% due 2034	88	99
5.000% due 2035	1,696	1,818
5.500% due 2035	1,231	1,344
6.000% due 2035	248	275
5.000% due 2036	340	365
5.500% due 2036	1,452	1,579
6.000% due 2036	421	467
6.218% due 2036 (Ê)	188	199
5.000% due 2037	222	238
5.186% due 2037 (Ê)	529	560
5.500% due 2037	14	16
5.651% due 2037 (Ê)	172	184
5.684% due 2037 (Ê)	316	336
5.875% due 2037 (Ê)	108	115
5.974% due 2037 (Ê)	476	513

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2037	1,183	1,305
5.000% due 2038	190	204
5.500% due 2038	6,870	7,465
6.000% due 2038	5,104	5,644
4.500% due 2039	5,584	5,862
6.000% due 2039	398	439
4.000% due 2040	7,138	7,279
4.500% due 2040	12,421	13,036
5.000% due 2040	224	239
5.500% due 2040	350	380
6.000% due 2040	306	337
4.000% due 2041	11,547	11,766
4.500% due 2041	154	161
15 Year TBA (Ï)
3.500%	13,880	14,266
30 Year TBA (Ï)
3.500%	1,600	1,562
4.000%	4,150	4,215
4.500%	9,565	9,972
5.000%	3,000	3,197
5.500%	1,460	1,579
6.000%	105	115
Freddie Mac REMICS
Series 1991-1053 Class G
7.000% due 03/15/21	20	24
Series 1998-2104 Class ZM
6.000% due 12/15/28	258	283
Series 2000-2266 Class F
0.637% due 11/15/30 (Ê)	5	5
Series 2002-2533 Class Z
5.500% due 12/15/32	4,204	4,685
Series 2004-2778 Class UF
0.487% due 06/15/33 (Ê)	104	104
Series 2004-2808 Class FT
0.537% due 04/15/33 (Ê)	343	342
Series 2005-3019 Class IM
Interest Only STRIP
5.500% due 01/15/31	115	2
Series 2007-3335 Class BF
0.337% due 07/15/19 (Ê)	447	444
Series 2007-3335 Class FT
0.337% due 08/15/19 (Ê)	568	565
Series 2010-3738 Class BP
4.000% due 12/15/38	800	812
Series 2010-3754 Class MB
4.000% due 01/15/39	400	406
Series 2011-3871 Class JB
5.500% due 06/15/41	700	775
Ginnie Mae I
9.500% due 2016	—	—
8.000% due 2017	3	3
10.500% due 2020	4	5
8.000% due 2022	9	11
8.500% due 2022	8	10
8.500% due 2024	6	8
8.000% due 2025	15	17
9.000% due 2025	9	10

	Principal Amount ($) or Shares	Market Value $
8.000% due 2026	46	54
7.000% due 2029	2	2
8.000% due 2029	28	34
8.500% due 2029	19	23
8.000% due 2030	19	22
7.000% due 2031	184	216
7.000% due 2032	64	74
7.000% due 2033	14	16
6.000% due 2035	1,718	1,936
6.000% due 2036	125	140
6.000% due 2038	753	842
4.500% due 2040	362	387
5.000% due 2040	94	103
30 Year TBA (Ï)
4.000%	3,775	3,902
4.500%	11,200	11,935
6.000%	700	783
Ginnie Mae II
2.125% due 2027 (Ê)	24	25
2.625% due 2030 (Ê)	63	65
3.375% due 2030 (Ê)	10	10
7.500% due 2032	5	6
6.500% due 2037	633	712
5.500% due 2039	656	724
4.500% due 2040	388	414
5.000% due 2040	3,109	3,400
4.500% due 2041	7,760	8,269
5.500% due 2041	718	795
6.000% due 2041	400	448
1.945% due 2060 (Ê)	753	792
1.965% due 2060 (Ê)	508	531
30 Year TBA (Ï)
4.000%	1,620	1,671
4.500%	9,375	9,971
5.000%	7,700	8,404
5.500%	600	665
6.000%	1,200	1,338
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1 Class A4
5.238% due 11/10/45	170	184
Government National Mortgage Association
Series 2004-93 Class PC
5.000% due 04/16/34	2,650	2,911
Series 2005-13 Class SD
Interest Only STRIP
6.614% due 02/20/35 (Ê)	215	39
Series 2005-81 Class SD
Interest Only STRIP
6.114% due 12/20/34 (Ê)	376	51
Series 2005-82 Class NS
Interest Only STRIP
6.114% due 07/20/34 (Ê)	246	36
Series 2006-47 Class SA
Interest Only STRIP
6.614% due 08/16/36 (Ê)	660	128

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-26 Class SD
Interest Only STRIP
6.614% due 05/16/37 (Ê)	6,293	1,023
Series 2009-35 Class SP
Interest Only STRIP
6.214% due 05/16/37 (Ê)	606	84
Series 2009-45 Class AI
Interest Only STRIP
5.774% due 04/16/39 (Ê)	661	91
Series 2009-61 Class SA
Interest Only STRIP
6.514% due 08/20/39 (Ê)	998	167
Series 2009-61 Class WQ
Interest Only STRIP
6.064% due 11/16/35 (Ê)	625	105
Series 2009-68 Class SL
Interest Only STRIP
6.564% due 04/16/39 (Ê)	240	37
Series 2009-87 Class SI
Interest Only STRIP
6.564% due 02/20/35 (Ê)	273	48
Series 2009-87 Class TS
Interest Only STRIP
5.914% due 07/20/35 (Ê)	557	87
Series 2009-106 Class SU
Interest Only STRIP
6.014% due 05/20/37 (Ê)	1,093	155
Series 2010-3 Class MS
Interest Only STRIP
6.364% due 11/20/38 (Ê)	337	63
Series 2010-14 Class SA
Interest Only STRIP
7.814% due 12/20/32 (Ê)	299	52
Series 2010-14 Class SC
Interest Only STRIP
4.615% due 08/20/35 (Ê)	600	83
Series 2010-14 Class SH
Interest Only STRIP
5.814% due 02/16/40 (Ê)	304	50
Series 2010-31 Class GS
Interest Only STRIP 6.314% due 03/20/39 (Ê)	301	56
Series 2010-39 Class SP Interest Only STRIP 6.364% due 11/20/38 (Ê)	101	17
Series 2010-42 Class PC 5.000% due 07/20/39	2,800	3,059
Series 2010-47 Class VS Interest Only STRIP 6.064% due 11/16/37 (Ê)	416	63
Series 2010-50 Class QS Interest Only STRIP 6.364% due 12/20/38 (Ê)	493	90
Series 2010-61 Class CE 4.500% due 11/20/38	1,100	1,164
Series 2010-68 Class SD Interest Only STRIP 6.394% due 06/20/40 (Ê)	7	1

	Principal Amount ($) or Shares	Market Value $
Series 2010-85 Class HS Interest Only STRIP 6.464% due 01/20/40 (Ê)	229	43
Series 2010-87 Class SK Interest Only STRIP 6.314% due 07/16/40 (Ê)	818	132
Interest Only STRIP Series 2010-91 Class SI 6.384% due 07/20/40 (Ê)	190	38
Series 2010-109 Interest Only STRIP 6.414% due 08/20/40	378	83
Series 2010-113 Class BS Interest Only STRIP 5.814% due 09/20/40 (Ê)	181	29
Series 2010-113 Class SM Interest Only STRIP 5.864% due 09/20/40 (Ê)	446	72
Series 2010-116 Class MP 3.500% due 09/16/40	4,753	5,036
Series 2010-117 Class PS Interest Only STRIP 5.814% due 10/20/39 (Ê)	1,537	280
Series 2010-146 Class GS Interest Only STRIP 5.914% due 06/20/39 (Ê)	675	123
Series 2010-147 Interest Only STRIP 6.464% due 11/20/40	383	84
Series 2010-151 Class SA Interest Only STRIP 5.864% due 11/20/40 (Ê)	387	73
Series 2010-160 Class SW Interest Only STRIP 6.364% due 10/20/38 (Ê)	485	89
Series 2010-H10 Class FB 1.186% due 05/20/60 (Ê)	1,939	1,979
Series 2010-H10 Class FC 1.186% due 05/20/60 (Ê)	1,152	1,178
Series 2010-H11 Class FA 1.186% due 06/20/60 (Ê)	1,190	1,208
Series 2010-H20 Class AF 0.520% due 10/20/60 (Ê)	2,075	2,048
Series 2011-4 Class PS Interest Only STRIP 5.994% due 09/20/40 (Ê)	419	73
Series 2011-11 Class SA Interest Only STRIP 5.814% due 01/20/41 (Ê)	503	85
Series 2011-32 Class S Interest Only STRIP 5.814% due 03/16/41 (Ê)	195	35
Series 2011-40 Class SA Interest Only STRIP 5.944% due 02/16/36 (Ê)	1,264	214
Series 2011-70 Class BS Interest Only STRIP 6.514% due 12/16/36 (Ê)	493	96

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2011-81 Class SA Interest Only STRIP 5.214% due 06/20/41 (Ê)	600	94
Series 2011-H09 Class AF 0.690% due 03/20/61 (Ê)	395	393
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.921% due 10/25/33 (Ê)	176	146
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,940	2,092
Series 2006-GG7 Class A4 5.881% due 07/10/38	3,710	4,114
Series 2007-GG9 Class A4 5.444% due 03/10/39	1,660	1,783
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	431	447
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,251
Series 2011-GC3 Class X Interest Only STRIP 1.171% due 03/10/44 (Þ)	5,580	331
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF 0.587% due 06/25/34 (Ê)(Þ)	627	514
Series 2005-RP2 Class 1AF 0.537% due 03/25/35 (Ê)(Þ)	269	224
Series 2005-RP3 Class 1AF 0.537% due 09/25/35 (Ê)(Þ)	861	713
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 1.950% due 05/25/34 (Ê)	208	156
Series 2004-7 Class 4A1 4.880% due 06/25/34	28	27
Series 2005-AR7 Class 6A1 5.170% due 11/25/35	1,884	1,843
Harborview Mortgage Loan Trust Series 2004-4 Class 3A 1.311% due 06/19/34 (Ê)	100	77
Series 2005-4 Class 3A1 2.774% due 07/19/35	270	200
Series 2006-3 Class 1A1A 2.757% due 06/19/36 (Ê)	3,854	2,060
Impac CMB Trust Series 2004-5 Class 1A1 0.907% due 10/25/34 (Ê)	152	138
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 2.692% due 03/25/35	573	451
Series 2005-AR15 Class A2 4.946% due 09/25/35	206	165
Series 2006-AR2 Class 1A1B 0.397% due 04/25/46 (Ê)	639	355
Series 2007-FLX1 Class A1 0.287% due 02/25/37 (Ê)	1,016	1,002

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	770	774
Series 2002-C2 Class A2 5.050% due 12/12/34	810	838
Series 2002-C3 Class A2 4.994% due 07/12/35	1,597	1,654
Series 2005-CB13 Class A4 5.278% due 01/12/43	200	217
Series 2005-LDP4 Class A4 4.918% due 10/15/42	130	141
Series 2006-CB16 Class A4 5.552% due 05/12/45	785	859
Series 2006-LDP7 Class A4 5.880% due 04/15/45	690	769
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	861
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,155
Series 2006-LDP9 Class A3 5.336% due 05/15/47	865	924
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,165	1,239
Series 2007-LDPX Class A3 5.420% due 01/15/49	1,755	1,863
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,132
Series 2011-C4 Class XA Interest Only STRIP 1.636% due 07/15/46 (Þ)	5,500	461
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 2.209% due 06/25/34	293	277
Series 2005-A1 Class 6T1 5.020% due 02/25/35 (Ê)	168	165
Series 2006-A2 Class 1A1 2.909% due 04/25/36	433	328
Series 2007-A1 Class 3A2 2.794% due 07/25/35 (Ê)	1,094	955
Series 2007-A4 Class 3A1 5.795% due 06/25/37	834	762
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5 4.739% due 07/15/30	820	881
Series 2005-C3 Class AAB 4.664% due 07/15/30	691	718
Series 2005-C5 Class A4 4.954% due 09/15/30	400	433
Series 2007-C6 Class A4 5.858% due 07/15/40	1,500	1,633
Mastr Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 2.796% due 04/21/34 (Ê)	1,084	1,039
Series 2006-2 Class 3A1 2.923% due 01/25/36	549	432

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OA2 Class 1A1 Interest Only STRIP 1.063% due 12/25/46 (Ê)	418	145
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.760% due 06/25/33	296	262
Series 2004-10 Class 5A6 5.750% due 09/25/34	518	527
Mastr Reperforming Loan Trust Series 2005-1 Class 1A1 6.000% due 08/25/34 (Þ)	370	357
Series 2005-2 Class 1A1F 0.537% due 05/25/35 (Ê)(Þ)	480	384
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.397% due 02/25/36 (Ê)	213	150
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,068
Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,123
Series 2007-6 Class A4 5.485% due 03/12/51	1,000	1,067
Series 2007-7 Class A4 5.744% due 06/12/50	2,760	2,969
Series 2007-8 Class A3 5.967% due 08/12/49	1,400	1,539
Series 2007-8 Class ASB 5.900% due 08/12/49	810	860
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.186% due 10/25/35 (Ê)	107	86
Series 2005-3 Class 4A 0.437% due 11/25/35 (Ê)	55	46
Series 2007-1 Class 4A3 5.688% due 01/25/37	320	312
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,220
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,665	1,803
Series 2006-HQ9 Class A4 5.731% due 07/12/44	1,135	1,252
Series 2006-IQ11 Class A4 5.730% due 10/15/42	360	400
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,236
Series 2006-T23 Class A4 5.821% due 08/12/41	1,080	1,212
Series 2007-IQ16 Class A4 5.809% due 12/12/49	400	437
Morgan Stanley Mortgage Loan Trust Series 2004-5AR Class 2A 2.790% due 07/25/34	226	194
Series 2006-3AR Class 2A3 2.675% due 03/25/36	707	386

	Principal Amount ($) or Shares	Market Value $
Navigator CDO, Ltd. Series 2003-1A Class A2 1.111% due 11/15/15 (Ê)(Þ)	339	338
NCUA Guaranteed Notes Series 2010-C1 Class A2 2.900% due 10/29/20	1,760	1,796
Series 2010-R1 Class 1A 0.635% due 10/07/20 (Ê)	3,399	3,408
Series 2010-R2 Class 1A 0.555% due 11/06/17 (Ê)	3,355	3,357
Series 2010-R2 Class 2A 0.655% due 11/05/20 (Ê)	1,845	1,842
Series 2010-R3 Class 1A 0.745% due 12/08/20 (Ê)	1,670	1,683
Series 2010-R3 Class 2A 0.745% due 12/08/20 (Ê)	1,402	1,413
Series 2011-R2 Class 1A 0.585% due 02/06/20 (Ê)	2,316	2,318
Nomura Asset Acceptance Corp. Series 2004-R1 Class A1 6.500% due 03/25/34 (Þ)	67	68
Series 2004-R2 Class A1 6.500% due 10/25/34 (Þ)	70	71
Series 2004-R3 Class A1 6.500% due 02/25/35 (Þ)	489	499
Nomura Asset Securities Corp. Series 1998-D6 Class A1C 6.690% due 03/15/30	529	549
NovaStar Mortgage-Backed Notes Series 2006-MTA1 Class 2A1A 0.377% due 09/25/46 (Ê)	560	420
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.587% due 02/25/34 (Ê)	64	60
Series 2004-CL1 Class 2A2 0.587% due 02/25/19 (Ê)	7	7
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 3.281% due 12/26/35 (Ê)(Þ)	289	288
Residential Accredit Loans, Inc. Series 2005-QA10 Class A41 5.680% due 09/25/35	631	422
Series 2005-QO3 Class A1 0.587% due 10/25/45 (Ê)	651	378
Series 2006-QO7 Class 3A2 0.392% due 09/25/46 (Ê)	1,145	575
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 0.637% due 04/25/18 (Ê)	248	244
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	100	104
Sequoia Mortgage Trust Series 2007-3 Class 1A1 0.386% due 07/20/36 (Ê)	955	776
Small Business Administration Pools 3.080% due 2018 (Ê)	115	122

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS Class 1A1 0.507% due 10/25/35 (Ê)	353	234
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A2 0.437% due 07/19/35 (Ê)	235	191
Structured Asset Securities Corp. Series 2002-9 Class A2 0.487% due 10/25/27 (Ê)	181	157
Series 2003-26A Class 3A5 2.547% due 09/25/33	598	527
Series 2003-34A Class 5A4 2.545% due 11/25/33 (Ê)	1,694	1,603
Series 2005-RF3 Class 1A 0.537% due 06/25/35 (Ê)(Þ)	117	94
Series 2006-11 Class A1 2.738% due 10/25/35 (Þ)	124	100
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.297% due 11/25/46 (Ê)	199	197
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A Class A1 0.277% due 09/15/21 (Ê)(Þ)	123	119
Series 2007-WHL8 Class A1 0.267% due 06/15/20 (Ê)(Þ)	140	127
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA2 Class 2A 0.978% due 01/25/47 (Ê)	387	176
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR19 Class A6 2.574% due 02/25/33 (Ê)	227	209
Series 2003-AR9 Class 1A7 2.712% due 09/25/33 (Ê)	93	87
Series 2003-AR11 Class A6 2.707% due 10/25/33	864	829
Series 2004-AR13 Class A1A 0.548% due 11/25/34 (Ê)	328	267
Series 2005-AR3 Class A2 2.579% due 03/25/35	365	330
Series 2005-AR6 Class B3 Interest Only STRIP 0.847% due 04/25/45 (Ê)	429	19
Series 2005-AR11 Class A1A 0.507% due 08/25/45 (Ê)	971	787
Series 2005-AR12 Class 1A1 2.718% due 10/25/35	15	14
Series 2005-AR13 Class A1A1 0.477% due 10/25/45 (Ê)	519	424
Series 2005-AR15 Class A1A2 0.467% due 11/25/45 (Ê)	562	435
Series 2005-AR17 Class A1A2 0.477% due 12/25/45 (Ê)	277	203

	Principal Amount ($) or Shares	Market Value $
Series 2007-HY3 Class 4B1 Interest Only STRIP 2.655% due 03/25/37	401	19
Series 2007-OA2 Class 1A 0.963% due 03/25/47 (Ê)	367	231
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	1,400	1,476
Series 2004-CC Class A1 4.903% due 01/25/35 (Ê)	272	262
Series 2004-Y Class 1A2 2.755% due 11/25/34	322	305
Series 2005-AR8 Class 2A1 2.784% due 06/25/35	336	319
Series 2006-2 Class 2A3 5.500% due 03/25/36	473	469
Series 2006-AR2 Class 2A1 2.747% due 03/25/36	377	329
Series 2006-AR8 Class 1A3 2.802% due 04/25/36	1,756	1,584
Series 2006-AR8 Class 2A3 2.841% due 04/25/36	66	57
Wells Fargo Mortgage Loan Trust Series 2010-RR4 Class 2A1 3.121% due 08/27/35 (Þ)	772	731
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class A4 4.902% due 06/15/44 (Þ)	520	525

		615,359

Municipal Bonds - 2.1%
Birmingham Commercial Development Authority Revenue Bonds 5.500% due 04/01/41	30	30
City of Chicago Illinois Revenue Bonds 5.500% due 01/01/31	90	93
5.625% due 01/01/35	50	52
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	640
County of Clark Nevada Revenue Bonds 5.250% due 07/01/39 (µ)	60	60
6.820% due 07/01/45	200	233
Florida Educational Loan Marketing Corp. Revenue Bonds 0.375% due 12/01/38 (Ê)	1,000	827
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	70	66
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	6,016
Los Angeles Department of Airports Revenue Bonds 5.000% due 05/15/35	70	70
5.250% due 05/15/39	60	62

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Los Angeles Department of Water & Power Revenue Bonds 6.574% due 07/01/45	240	283
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	118
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	5,294
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds 5.000% due 07/01/39	50	50
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	178
6.655% due 04/01/57	150	146
New Jersey Economic Development Authority Revenue Bonds 1.247% due 06/15/13 (Ê)	1,100	1,103
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42	1,700	1,814
New York Liberty Development Corp. Revenue Bonds 5.250% due 10/01/35	140	140
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	3,000	3,224
Northstar Education Finance, Inc. Series 2007-1 Class A3 0.313% due 01/29/46 (Ê)	1,000	892
Pennsylvania Higher Education Assistance Agency Revenue Bonds 0.176% due 05/01/46 (Ê)	800	728
0.156% due 06/01/47 (Ê)	1,550	1,411
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	319
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	500	519
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	265	207
San Mateo County Community College District General Obligation Unlimited 5.000% due 09/01/38	30	30
Santa Clara Valley Transportation Authority Revenue Bonds 5.876% due 04/01/32	360	393
South Carolina Student Loan Corp. Revenue Bonds 0.374% due 12/01/20 (Ê)	900	850
State of California General Obligation Unlimited 6.650% due 03/01/22	1,275	1,460
7.500% due 04/01/34	100	122

	Principal Amount ($) or Shares	Market Value $
5.650% due 04/01/39 (Ê)	100	107
7.550% due 04/01/39	425	522
7.300% due 10/01/39	220	262
7.600% due 11/01/40	475	589
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	300	313
5.665% due 03/01/18	1,240	1,318
4.350% due 06/01/18	1,070	1,061
5.877% due 03/01/19	685	725
5.100% due 06/01/33	875	787
6.725% due 04/01/35	100	106
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47	475	352

		33,572

Non-US Bonds - 0.8%
Bundesrepublik Deutschland 3.250% due 07/04/21	EUR 700	1,067
Canada Housing Trust No. 1 2.750% due 09/15/14 (Þ)	CAD 300	323
Series 1 2.200% due 03/15/14 (Þ)	CAD 300	319
Canadian Government Bond 2.000% due 08/01/13	CAD 300	318
1.500% due 11/01/13	CAD 400	419
2.250% due 08/01/14	CAD 400	426
2.000% due 12/01/14	CAD 1,700	1,797
2.750% due 09/01/16	CAD 400	433
Granite Master Issuer PLC Series 2005-2 Class A7 0.791% due 12/20/54 (Ê)	GBP 334	524
Instituto de Credito Oficial Series REGS 3.276% due 03/25/14 (Ê)	EUR 800	1,101
Italy Buoni Poliennali Del Tesoro Series CPI 2.100% due 09/15/16	EUR 515	689
2.350% due 09/15/19	EUR 106	137
2.100% due 09/15/21	EUR 1,250	1,485
MUFG Capital Finance 5 6.299% due 12/31/49	GBP 1,000	1,592
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN 2,540	918
Province of Ontario Canada 4.700% due 06/02/37	CAD 400	456
4.600% due 06/02/39	CAD 300	339
Spain Government Bond 4.650% due 07/30/25	EUR 1,100	1,339

		13,682

United States Government Agencies - 10.4%
Fannie Mae 5.250% due 08/01/12	330	346
4.625% due 05/01/13	1,000	1,067

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.625% due 10/15/13	3,400	3,702
2.750% due 03/13/14	4,330	4,562
4.375% due 10/15/15	2,000	2,246
5.250% due 09/15/16	195	229
5.375% due 06/12/17	2,290	2,710
7.125% due 01/15/30	345	470
7.250% due 05/15/30	175	243
6.625% due 11/15/30	725	944
6.210% due 08/06/38	275	345
Federal Farm Credit Bank 0.180% due 08/20/12 (Ê)	3,535	3,532
5.125% due 08/25/16	310	361
Federal Home Loan Bank 5.375% due 05/15/19	150	177
5.125% due 08/15/19	160	186
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21	515	616
Federal Home Loan Banks Series VB15 5.000% due 12/21/15	460	529
Federal Home Loan Mortgage Corp. 0.220% due 10/12/12 (Ê)	7,060	7,056
1.500% due 02/11/14	1,485	1,485
1.350% due 04/29/14	2,000	2,032
3.000% due 07/28/14	2,505	2,665
Zero coupon due 07/30/14	790	794
Zero coupon due 08/20/14	95,400	95,448
Zero coupon due 08/27/14	4,300	4,321
2.875% due 02/09/15	870	924
1.600% due 08/10/15	1,400	1,408
2.500% due 05/27/16	1,800	1,875
3.750% due 03/27/19	440	476
5.625% due 11/23/35	1,240	1,320
Federal National Mortgage Association 0.207% due 08/23/12 (Ê)	2,040	2,041
0.310% due 09/13/12 (Ê)	3,475	3,476
0.217% due 10/18/12 (Ê)	3,530	3,532
1.125% due 06/27/14	2,335	2,360
Zero coupon due 07/05/14	1,235	1,196
0.875% due 08/28/14	3,900	3,901
2.250% due 03/15/16	200	206
2.375% due 04/11/16	45	47
Zero coupon due 10/09/19	710	513
5.125% due 08/19/24	615	616
6.000% due 04/18/36	95	106
5.625% due 07/15/37	290	338
Series 11 1.250% due 02/27/14	2,140	2,172
Series 2 1.500% due 03/28/14	1,705	1,715
Financing Corp. Principal Only STRIP Zero coupon due 08/03/18	360	301
Series 11P Zero coupon due 02/08/18	100	86
Series 15P Zero coupon due 03/07/19	160	130

	Principal Amount ($) or Shares	Market Value $
Series 19P Zero coupon due 06/06/19	50	40
Series 1P Zero coupon due 05/11/18	380	322
Series 6P Zero coupon due 08/03/18	160	134
Series 7P Zero coupon due 08/03/18	290	243
Series 8P Zero coupon due 08/03/18	150	125
Series D-P Principal Only STRIP Zero coupon due 09/26/19	20	16
Financing Corp. STRIP Series B-P Principal Only STRIP Zero coupon due 04/06/18	300	255
Series E-P Principal Only STRIP Zero coupon due 11/02/18	360	298
Freddie Mac 4.500% due 04/02/14	500	548
5.050% due 01/26/15	690	785
4.375% due 07/17/15	1,000	1,121
Tennessee Valley Authority 6.150% due 01/15/38	345	424
5.250% due 09/15/39	210	230

		169,346

United States Government Treasuries - 12.5%
United States Treasury Principal Only STRIP Zero coupon due 11/15/21	4,801	3,476
Principal Only STRIP Zero coupon due 02/15/25	6,680	4,054
United States Treasury Inflation Indexed Bonds
1.250% due 07/15/20	1,098	1,203
2.375% due 01/15/25	3,056	3,709
2.000% due 01/15/26 (Æ)	751	871
2.375% due 01/15/27 (Æ)	6,834	8,305
1.750% due 01/15/28 (Æ)	1,671	1,873
3.875% due 04/15/29	1,553	2,264
2.125% due 02/15/40 (Æ)	596	701
2.125% due 02/15/41 (Æ)	1,671	1,970
United States Treasury Notes 1.375% due 09/15/12	2,960	2,996
1.375% due 11/15/12	8,270	8,386
1.375% due 02/15/13	70	71
1.375% due 03/15/13	7,460	7,586
0.625% due 04/30/13	2,910	2,924
1.375% due 05/15/13	2,445	2,490
0.500% due 05/31/13	30	30
1.125% due 06/15/13	2,565	2,602
Zero coupon due 07/15/13	3,955	4,004
3.125% due 08/31/13	2,610	2,758
0.500% due 10/15/13	5,735	5,751

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.500% due 11/15/13	1,835	1,840
0.750% due 12/15/13	600	605
4.000% due 02/15/14	2,205	2,402
1.875% due 02/28/14	90	93
1.875% due 04/30/14	5,365	5,566
Zero coupon due 05/15/14	2,790	2,829
0.625% due 07/15/14	5,700	5,712
2.375% due 10/31/14	345	364
2.375% due 02/28/15	3,935	4,159
2.125% due 05/31/15	3,445	3,609
1.250% due 09/30/15	1,985	2,004
2.375% due 03/31/16	2,425	2,553
1.750% due 05/31/16	8,080	8,250
1.500% due 06/30/16	1,180	1,189
1.500% due 07/31/16	10,920	10,987
3.125% due 10/31/16	1,795	1,946
2.375% due 07/31/17	100	104
1.875% due 08/31/17	685	689
1.875% due 09/30/17	5,450	5,467
2.375% due 05/31/18	6,430	6,563
2.375% due 06/30/18	490	499
3.500% due 05/15/20	820	880
2.625% due 08/15/20	3,935	3,923
2.625% due 11/15/20	6,430	6,377
3.625% due 02/15/21	210	225
3.125% due 05/15/21	6,805	6,991
8.000% due 11/15/21	2,440	3,567
6.250% due 08/15/23	640	837
6.000% due 02/15/26	440	568
6.500% due 11/15/26	835	1,131
6.125% due 11/15/27	405	532
5.375% due 02/15/31	3,165	3,861
4.375% due 02/15/38	4,025	4,219
3.500% due 02/15/39	7,865	7,066
4.375% due 11/15/39	2,440	2,547
4.375% due 05/15/40	8,355	8,707
4.750% due 02/15/41	5,300	5,871
4.375% due 05/15/41	9,120	9,493

		202,249

Total Long-Term Investments (cost $1,505,896)		1,538,080

Preferred Stocks - 0.4%
Financial Services - 0.4%
CoBank ACB (Å)	70,000	3,784
DG Funding Trust (Å)	392	2,958
Federal National Mortgage Association	1,000	4

Total Preferred Stocks (cost $8,068)		6,746

	Notional Amount $		Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Midcurve One Year Futures
Sep 2011 99.00 Put (53)	USD	133	1
Swaptions (Fund Receives/Fund Pays) USD Three Month LIBOR/USD 1.250%
Apr 2012 0.00 Call (1)		6,600	44
United States Treasury 10 Year Note Futures
Aug 2011 124.00 Call (26)	USD	26	57

Total Options Purchased (cost $45)			102

	Principal Amount ($) or Shares

Short-Term Investments - 16.9%
Banco Santander Chile 1.501% due 04/20/12 (Ê)(Þ)		900	901
Barclays U.S. Funding LLC 0.220% due 08/05/11 (ç)(ž)		3,410	3,410
BB&T Corp. 3.850% due 07/27/12		740	763
BellSouth Corp. 4.463% due 04/26/12 (Þ)		5,700	5,849
BNP Paribas Financial, Inc. 0.300% due 08/26/11 (ç)(ž)		3,395	3,394
Canada Housing Trust No. 1 4.000% due 06/15/12 (Þ)		700	750
Carolina Power & Light Co. 6.500% due 07/15/12		5	5
Citicorp 7.250% due 10/15/11		460	466
Comcast Cable Holdings LLC 9.800% due 02/01/12		715	747
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12 (Ñ)		80	83
Credit Agricole SA 0.833% due 04/13/12 (ž)		2,300	2,299
Danske Bank A/S 2.500% due 05/10/12 (Þ)		300	304
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11		3,584	3,611
Deutsche Bank Financial, LLC 0.200% due 08/24/11 (ç)(ž)		1,850	1,850
Devon Financing Corp. ULC 6.875% due 09/30/11		5,000	5,051
Dexia Credit Local SA 0.896% due 09/23/11 (Ê)(Þ)		500	500
DPL, Inc. 6.875% due 09/01/11		495	497

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Duke Energy Carolinas LLC 6.250% due 01/15/12	3,185	3,267
Erste Abwicklungsanstalt 0.350% due 01/11/12 (ž)	2,300	2,296
Fannie Mae 7.000% due 04/01/12	1	1
Federal Home Loan Banks 0.240% due 10/28/11	3,350	3,350
Federal Home Loan Mortgage Corp. Zero coupon due 03/23/12	1,760	1,759
Series 2 Zero coupon due 07/28/12	680	679
FirstEnergy Corp. Series B 6.450% due 11/15/11	67	68
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	400	579
Freddie Mac 7.000% due 09/01/11	—	—
8.000% due 10/01/11	—	—
8.000% due 05/01/12	—	1
Freddie Mac Discount Notes Zero coupon due 01/10/12 (ž)	235	235
Goldman Sachs Group, Inc. (The) 0.985% due 12/05/11 (Ê)	850	852
6.600% due 01/15/12	60	62
5.300% due 02/14/12	30	31
HCP, Inc. 5.950% due 09/15/11	985	991
International Lease Finance Corp. 5.350% due 03/01/12	200	202
5.300% due 05/01/12	200	203
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)	1,400	1,391
Zero coupon due 02/06/12 (ž)	1,300	1,291
Kaupthing Bank Hf 5.750% due 10/04/11 (Å)	100	26
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,085	1,190
Kells Funding, LLC 0.238% due 08/04/11 (ç)(ž)	4,000	4,000
0.210% due 08/18/11 (ç)(ž)	2,500	2,500
0.360% due 09/07/11 (ç)(ž)	500	500
0.270% due 10/04/11 (ž)	2,000	1,999
0.240% due 11/07/11 (ž)	4,100	4,097
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	65	68
LeasePlan Corp. NV 3.125% due 02/10/12	700	1,012
MetLife, Inc. 6.125% due 12/01/11	180	183
Morgan Stanley 3.250% due 12/01/11	120	121
Series GMTN 5.625% due 01/09/12 (Ñ)	410	419
Reynolds American, Inc. Series* 7.250% due 06/01/12	40	42

	Principal Amount ($) or Shares		Market Value $
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	900		914
Russell U.S. Cash Management Fund	139,870,448	(¥)	139,870
Siemens Financieringsmaatschappij NV 5.500% due 02/16/12 (Þ)	1,400		1,438
Societe Financement de l’Economie Francaise 2.375% due 03/26/12 (Þ)	300		302
2.125% due 05/20/12	400		577
0.450% due 07/16/12 (Ê)(Þ)	1,000		1,002
Springleaf Finance Corp. 0.541% due 08/17/11 (Ê)	2,000		1,998
Straight-A Funding. LLC 0.130% due 08/02/11 (ç)(ž)	8,400		8,400
0.300% due 08/08/11 (Å)(ç)(ž)	1,600		1,600
0.160% due 08/23/11 (ç)(ž)	3,500		3,500
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	1,900		1,904
UBS AG 1.359% due 02/23/12 (Ê)	500		503
United States Treasury Bills 0.030% due 09/08/11	90		90
0.035% due 09/08/11 (ç)(ž)	165		165
0.037% due 09/08/11	50		50
0.040% due 09/08/11	115		115
Zero coupon due 05/03/12	45,000		44,940
Wachovia Corp. 5.228% due 05/25/12 (Ê)	1,700		1,856
Washington Mutual, Inc. 5.000% due 03/22/12 (Ñ)	425		474

Total Short-Term Investments (cost $278,153)			273,593

Repurchase Agreements - 5.9%
Agreement with Bank of America and State Street Bank (Tri-Party) of $19,500 dated July 29, 2011, at 0.160% to be repurchased at $19,500 on August 1, 2011, collateralized by: $19,560 par various United States Treasury Obligations, valued at $19,951.	19,500		19,500
Agreement with Bank of America and State Street Bank (Tri-Party) of $16,600 dated July 29, 2011, at 0.170% to be repurchased at $16,600 on August 1, 2011, collateralized by: $16,825 par various United States Treasury Obligations, valued at $16,968.	16,600		16,600
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $5,000 dated July 29, 2011, at 0.170% to be repurchased at $5,000 on August 1, 2011, collateralized by: $4,840 par various United States Government Agency Obligations, valued at $5,185.	5,000		5,000

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Agreement with Citigroup and State Street Bank (Tri-Party) of $16,600 dated July 29, 2011, at 0.170% to be repurchased at $16,600 on August 1, 2011, collateralized by: $16,775 par various United States Treasury Obligations, valued at $16,906.	16,600		16,600
Agreement with Goldman Sachs and State Street Bank (Tri-Party) of $10,000 dated July 29, 2011, at 0.220% to be repurchased at $10,000 on August 1, 2011, collateralized by: $9,662 par various United States Government Agency Obligations, valued at $10,355.	10,000		10,000
Agreement with Morgan Stanley and State Street Bank (Tri-Party) of $28,400 dated July 29, 2011, at 0.170% to be repurchased at $28,400 on August 1, 2011, collateralized by: $27,700 par United States Treasury Obligations, valued at $29,111.	28,400		28,400

Total Repurchase Agreements (cost $96,100)			96,100

Other Securities - 1.0%
Russell Investment Company Liquidating Trust (×)	770,708	(¥)	791
Russell U.S. Cash Collateral Fund (×)	15,702,870	(¥)	15,703

Total Other Securities (cost $16,474)			16,494

Total Investments - 119.4% (identified cost $1,904,736)			1,936,020

Other Assets and Liabilities, Net - (19.4%)			(314,898)

Net Assets - 100.0%			1,621,122

See accompanying notes which are an integral part of this quarterly report.

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amount)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	14	EUR	3,441	06/12	27
Euribor Futures (Germany)	13	EUR	3,194	09/12	31
Eurodollar Futures (CME)	50	USD	12,453	09/11	4
Eurodollar Futures (CME)	687	USD	170,831	03/12	439
Eurodollar Futures (CME)	756	USD	187,923	06/12	735
Eurodollar Futures (CME)	359	USD	89,185	09/12	202
Eurodollar Futures (CME)	211	USD	52,368	12/12	116
Eurodollar Futures (CME)	503	USD	124,706	03/13	375
Eurodollar Futures (CME)	419	USD	103,729	06/13	259
Eurodollar Futures (CME)	114	USD	28,168	09/13	120
Eurodollar Futures (CME)	69	USD	17,008	12/13	76
Eurodollar Futures (CME)	64	USD	15,736	03/14	80
Eurodollar Futures (CME)	13	USD	3,188	06/14	17
German Euro Bund Futures	5	EUR	652	09/11	31
Three Month Euribor Interest Rate Futures	14	EUR	3,443	09/11	15
Three Month Euribor Interest Rate Futures	13	EUR	3,192	12/12	34
Three Month Euribor Interest Rate Futures	13	EUR	3,190	03/13	36
Ultra Long Term United States Treasury Bond Futures	117	USD	15,437	09/11	516
United States Treasury Bonds	40	USD	5,125	09/11	103
United States Treasury 2 Year Note Futures	47	USD	10,336	09/11	9
United States Treasury 5 Year Note Futures	81	USD	9,837	09/11	76
United States Treasury 10 Year Note Futures	60	USD	7,541	09/11	102

Short Positions
Eurodollar Futures (CME)	20	USD	4,958	03/13	(12)
United States Treasury Bonds	97	USD	12,428	09/11	(330)
United States Treasury 2 Year Note Futures	68	USD	14,955	09/11	(70)
United States Treasury 5 Year Note Futures	283	USD	34,369	09/11	(589)
United States Treasury 10 Year Note Futures	62	USD	7,793	09/11	(127)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,275

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Call	21	99.25	USD	53	03/19/12	(17)
Eurodollar Futures	Call	29	99.38	USD	73	03/19/12	(16)
Eurodollar Futures	Call	36	99.50	USD	90	03/19/12	(12)
Eurodollar Futures	Put	89	99.38	USD	223	09/19/11	(8)
Eurodollar Futures	Put	49	99.00	USD	123	03/19/12	(9)
Eurodollar Futures	Put	21	99.25	USD	53	03/19/12	(6)
Eurodollar Futures	Put	29	99.38	USD	73	03/19/12	(10)
Eurodollar Futures	Put	36	99.50	USD	90	03/19/12	(16)
Eurodollar Midcurve One Year Futures	Put	53	98.25	USD	133	09/16/11	—
Fannie Mae 30 Year USD 4.500% TBA	Call	1	104.53	USD	1,000	08/04/11	(2)
Fannie Mae 30 Year USD 4.500% TBA	Put	1	102.53	USD	1,000	08/04/11	—
Forward Volatility Agreements	Call	1	0.00	USD	10,200	10/11/11	(153)
Forward Volatility Agreements	Call	2	0.01	USD	6,500	10/11/11	(35)
Forward Volatility Agreements	Call	1	0.00	USD	4,700	11/14/11	(73)
Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(7)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(3)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.800%	Call	1	0.00		1,900	10/11/11	(16)
USD Three Month LIBOR/USD 3.000%	Call	2	0.00		30,100	10/11/11	(470)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		3,300	12/21/11	(3)
USD Three Month LIBOR/USD 0.820%	Call	2	0.00		3,000	12/21/11	(3)
USD Three Month LIBOR/USD 0.840%	Call	1	0.00		1,500	12/21/11	(2)
USD Three Month LIBOR/USD 0.850%	Call	2	0.00		3,300	12/21/11	(4)
USD 2.500%/USD Three Month LIBOR	Put	1	0.00		1,900	08/24/11	—
USD 4.250%/USD Three Month LIBOR	Put	2	0.00		30,100	10/11/11	(5)
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		6,700	11/14/11	(3)
USD 1.200%/USD Three Month LIBOR	Put	3	0.00		2,000	12/21/11	(8)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		13,200	04/30/12	(4)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		51,700	06/18/12	(87)
USD 10.000%/USD Three Month LIBOR	Put	1	0.00		1,600	07/10/12	—
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		5,800	07/16/12	(38)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		7,700	11/19/12	(21)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		8,100	11/19/12	(11)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		7,200	05/28/13	(16)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		33,900	07/11/13	(130)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		36,800	09/24/12	(81)
United States Treasury 10 Year Note Futures	Call	50	122.00	USD	50	08/26/11	(194)
United States Treasury 10 Year Note Futures	Call	26	124.00	USD	26	08/26/11	(57)
United States Treasury 10 Year Note Futures	Call	20	124.50	USD	20	08/26/11	(36)
United States Treasury 10 Year Note Futures	Call	17	125.50	USD	17	08/26/11	(20)
United States Treasury 10 Year Note Futures	Put	26	120.00	USD	26	08/26/11	(3)
United States Treasury 10 Year Note Futures	Put	17	121.50	USD	17	08/26/11	(3)
United States Treasury 10 Year Note Futures	Put	21	122.00	USD	21	08/26/11	(4)
United States Treasury 10 Year Note Futures	Put	26	124.00	USD	26	08/26/11	(13)

Total Liability for Options Written (premiums received $2,253)							(1,606)

See accompanying notes which are an integral part of this quarterly report.

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	163	GBP	100	08/02/11	1
Bank of America	AUD	4,755	USD	5,183	08/31/11	(22)
Bank of America	GBP	100	USD	163	09/13/11	(1)
Barclays Bank PLC	USD	8,298	BRL	13,354	09/02/11	244
Barclays Bank PLC	USD	458	CNY	2,957	08/26/11	2
Barclays Bank PLC	USD	4,500	CNY	29,043	11/15/11	14
Barclays Bank PLC	USD	1,922	INR	87,214	08/12/11	48
Barclays Bank PLC	USD	6,379	MXN	76,088	10/05/11	65
Barclays Bank PLC	USD	1,369	ZAR	9,409	10/28/11	21
Barclays Bank PLC	BRL	164	USD	100	08/02/11	(6)
Barclays Bank PLC	BRL	165	USD	100	08/02/11	(6)
Barclays Bank PLC	BRL	13,354	USD	8,351	08/02/11	(259)
Barclays Bank PLC	GBP	100	USD	164	08/02/11	—
BNP Paribas	CAD	296	USD	301	09/19/11	(8)
BNP Paribas	EUR	43	USD	61	10/19/11	(1)
Citibank	USD	255	CAD	241	09/19/11	(3)
Citibank	USD	694	EUR	467	08/18/11	(22)
Citibank	USD	1,946	INR	87,214	11/18/11	(10)
Citibank	USD	4,765	KRW	5,230,027	08/12/11	192
Citibank	USD	354	TWD	10,148	09/27/11	(2)
Citibank	BRL	163	USD	100	08/02/11	(5)
Citibank	BRL	163	USD	100	08/02/11	(5)
Citibank	CAD	194	USD	196	09/19/11	(7)
Citibank	GBP	383	USD	613	09/13/11	(15)
Citibank	INR	87,214	USD	1,967	08/12/11	(3)
Citibank	PLN	2,556	USD	957	08/18/11	40
Credit Suisse First Boston	EUR	7,650	USD	10,681	10/19/11	(290)
Deutsche Bank AG	USD	4,895	CAD	4,822	09/19/11	147
Deutsche Bank AG	USD	30	MXN	357	11/18/11	—
Deutsche Bank AG	EUR	301	USD	424	10/19/11	(8)
Deutsche Bank AG	EUR	400	USD	564	10/19/11	(10)
HSBC Bank PLC	BRL	164	USD	100	08/02/11	(6)
HSBC Bank PLC	BRL	165	USD	100	08/02/11	(6)
HSBC Bank PLC	BRL	600	USD	377	08/02/11	(9)
JPMorgan Chase Bank	USD	4,930	KRW	5,230,027	11/14/11	(4)
JPMorgan Chase Bank	CAD	2	USD	2	09/19/11	—
JPMorgan Chase Bank	KRW	5,230,027	USD	4,960	08/12/11	2
Morgan Stanley & Co., Inc.	USD	127	MYR	381	08/11/11	1
Morgan Stanley & Co., Inc.	BRL	163	USD	100	08/02/11	(5)
Morgan Stanley & Co., Inc.	BRL	163	USD	100	08/02/11	(5)
Morgan Stanley & Co., Inc.	BRL	345	USD	215	08/02/11	(8)
Morgan Stanley & Co., Inc.	EUR	7,649	USD	10,659	10/19/11	(311)
Royal Bank of Canada	USD	1,998	CAD	1,970	09/19/11	62
Royal Bank of Canada	USD	2,537	EUR	1,769	10/19/11	—
Royal Bank of Canada	CAD	394	USD	399	09/19/11	(14)
Royal Bank of Canada	GBP	71	USD	116	09/13/11	(1)
Royal Bank of Scotland PLC	GBP	17	USD	27	09/13/11	(1)
Royal Bank of Scotland PLC	GBP	183	USD	295	09/13/11	(5)
UBS AG	USD	9,957	BRL	16,096	08/02/11	422
UBS AG	BRL	160	USD	99	08/02/11	(4)
UBS AG	BRL	163	USD	100	08/02/11	(5)
UBS AG	BRL	163	USD	100	08/02/11	(5)
UBS AG	EUR	477	USD	691	08/18/11	6
UBS AG	GBP	1,528	USD	2,509	09/13/11	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						197

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	2,900	1.250%	Three Month LIBOR	12/21/14	14
Bank of America	EUR	200	3.500%	Six Month EURIBOR	09/21/21	8
Bank of America	USD	200	Three Month LIBOR	4.250%	06/15/41	(16)
Bank of America	USD	800	Three Month LIBOR	4.000%	12/21/41	(17)
Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	BRL	2,400	11.910%	Brazil Interbank Deposit Rate	01/02/13	10
Barclays Bank PLC	USD	339	Three Month LIBOR	4.524%	11/15/21	(97)
Barclays Bank PLC	USD	344	Three Month LIBOR	4.420%	11/15/21	(92)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(191)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(402)
Barclays Bank PLC	USD	530	Three Month LIBOR	Zero coupon	02/15/25	(53)
Barclays Bank PLC	USD	540	Three Month LIBOR	Zero coupon	02/15/25	(57)
Barclays Bank PLC	USD	680	Three Month LIBOR	Zero coupon	02/15/25	(72)
Barclays Bank PLC	USD	1,830	Three Month LIBOR	Zero coupon	02/15/25	(195)
Barclays Bank PLC	USD	300	Three Month LIBOR	4.250%	06/15/41	(25)
BNP Paribas	BRL	1,000	11.390%	Brazil Interbank Deposit Rate	01/02/12	4
BNP Paribas	BRL	1,100	11.880%	Brazil Interbank Deposit Rate	01/02/13	5
BNP Paribas	BRL	3,400	12.800%	Brazil Interbank Deposit Rate	01/02/13	55
BNP Paribas	BRL	300	12.110%	Brazil Interbank Deposit Rate	01/02/14	1
BNP Paribas	USD	2,600	1.000%	Fed Fund Effective Rate	09/19/14	8
BNP Paribas	USD	2,300	Three Month LIBOR	4.250%	06/15/41	(189)
Citibank	MXN	2,600	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	12
Citibank	USD	1,700	Three Month LIBOR	3.500%	06/15/21	(90)
Citibank	EUR	500	3.650%	Six Month EURIBOR	09/21/21	30
Citibank	USD	200	Three Month LIBOR	4.250%	06/15/41	(16)
Citibank	USD	200	Three Month LIBOR	4.000%	12/21/41	(4)
Credit Suisse Financial Products	BRL	100	12.480%	Brazil Interbank Deposit Rate	01/02/13	1
Credit Suisse Financial Products	MXN	27,400	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	129
Credit Suisse Financial Products	USD	400	Three Month LIBOR	4.250%	06/15/41	(33)
Credit Suisse First Boston	USD	9,075	Three Month LIBOR	1.380%	06/18/14	(70)
Credit Suisse First Boston	USD	3,800	2.664%	Three Month LIBOR	06/18/17	77
Credit Suisse First Boston	EUR	700	3.500%	Six Month EURIBOR	09/21/21	29
Deutsche Bank	USD	1,500	Three Month LIBOR	4.250%	06/15/41	(123)
Deutsche Bank	USD	300	Three Month LIBOR	4.000%	12/21/41	(6)
Goldman Sachs	BRL	1,200	10.990%	Brazil Interbank Deposit Rate	01/02/12	10
Goldman Sachs	BRL	3,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	21
Goldman Sachs	BRL	800	12.650%	Brazil Interbank Deposit Rate	01/02/14	16
Goldman Sachs	BRL	3,400	12.510%	Brazil Interbank Deposit Rate	01/02/14	53
Goldman Sachs	EUR	3,200	3.500%	Six Month EURIBOR	09/21/21	132
Goldman Sachs	USD	900	Three Month LIBOR	4.250%	06/15/41	(74)
HSBC	BRL	500	11.360%	Brazil Interbank Deposit Rate	01/02/12	6
HSBC	BRL	4,400	11.140%	Brazil Interbank Deposit Rate	01/02/12	64
HSBC	BRL	2,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	15
HSBC	BRL	3,600	12.830%	Brazil Interbank Deposit Rate	01/02/13	60
HSBC	BRL	2,500	12.540%	Brazil Interbank Deposit Rate	01/02/14	41
HSBC	USD	100	Three Month LIBOR	4.250%	06/15/41	(8)
JP Morgan	BRL	2,900	12.170%	Brazil Interbank Deposit Rate	01/02/13	33
JP Morgan	BRL	600	12.200%	Brazil Interbank Deposit Rate	01/02/14	4
JP Morgan	USD	1,377	Three Month LIBOR	Zero coupon	02/15/25	(138)
JP Morgan	USD	1,700	Three Month LIBOR	4.250%	06/15/41	(140)
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	13
Merrill Lynch	BRL	3,900	11.140%	Brazil Interbank Deposit Rate	01/02/12	56
Merrill Lynch	BRL	3,800	11.900%	Brazil Interbank Deposit Rate	01/02/13	16
Morgan Stanley	BRL	700	11.630%	Brazil Interbank Deposit Rate	01/02/12	3

See accompanying notes which are an integral part of this quarterly report.

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Morgan Stanley	MXN	1,700	6.500%	Mexico Interbank 28 Day Deposit Rate	03/05/13	2
Morgan Stanley	USD	6,600	0.500%	Fed Fund Effective Rate	09/19/13	1
Morgan Stanley	EUR	1,200	3.650%	Six Month EURIBOR	09/21/21	72
Morgan Stanley	EUR	1,500	3.500%	Six Month EURIBOR	09/21/21	62
Morgan Stanley	USD	1,310	Three Month LIBOR	Zero coupon	02/15/25	(135)
Morgan Stanley	USD	1,670	Three Month LIBOR	3.925%	05/15/41	(37)
Royal Bank of Canada	BRL	2,400	12.700%	Brazil Interbank Deposit Rate	01/02/14	31
Royal Bank of Scotland	USD	3,300	Three Month LIBOR	4.250%	06/15/41	(271)
Royal Bank of Scotland	USD	300	Three Month LIBOR	4.000%	12/21/41	(6)
UBS	BRL	600	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	400	12.250%	Brazil Interbank Deposit Rate	01/02/14	3
UBS AG	USD	5,700	Three Month LIBOR	4.250%	06/15/41	(468)

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $154						(1,917)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

American International Group	Bank of America	20.761%	USD	900	1.000%		03/20/16	(44)
American International Group	Citibank	20.761%	USD	1,000	1.000%		03/20/16	(49)
Bank of America	BNP Paribas	6.017%	USD	700	1.000%		09/20/11	—
Berkshire Hathaway	Deutsche Bank	4.270%	USD	2,900	1.000%		03/20/13	28
DR Horton, Inc.	Citibank	25.729%	USD	205	(1.000%	)	09/20/16	15
DR Horton, Inc.	Deutsche Bank	25.729%	USD	165	(1.000%	)	09/20/16	12
DR Horton, Inc.	Goldman Sachs	25.729%	USD	165	(1.000%	)	09/20/16	12
GE Capital Corp.	Deutsche Bank	4.262%	USD	200	1.500%		09/20/11	—
GE Capital Corp.	Deutsche Bank	6.566%	USD	1,425	1.070%		12/20/12	9
GE Capital Corp.	Bank of America	14.928%	USD	2,300	1.000%		03/20/16	(51)
Metlife, Inc.	Deutsche Bank	6.247%	USD	810	1.000%		06/20/18	(39)
Metlife, Inc.	Deutsche Bank	6.247%	USD	1,500	2.050%		03/20/13	35
Metlife, Inc.	UBS	6.247%	USD	1,500	2.050%		03/20/13	36
Prudential	Deutsche Bank	5.337%	USD	1,500	2.300%		03/20/13	44
Prudential	UBS	5.337%	USD	1,500	2.300%		03/20/13	44
Target Corp.	Credit Suisse First Boston	19.787%	USD	530	(1.000%	)	09/20/16	25

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($100)								77

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,443	0.760%		01/25/38	(1,431)
CMBX AJ Index	Bank of America	USD	270	(0.084%	)	10/12/52	39
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.084%	)	10/12/52	232
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.084%	)	10/12/52	17
CMBX AJ Index	Credit Suisse First Boston	USD	2,420	(0.084%	)	10/12/52	351
CMBX AJ Index	Deutsche Bank	USD	390	0.500%		10/12/52	(38)
CMBX AJ Index	Deutsche Bank	USD	234	(0.500%	)	02/17/51	41
CMBX AJ Index	Goldman Sachs	USD	1,335	(0.084%	)	10/12/52	194

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $
CMBX AJ Index	Goldman Sachs	USD	177	(0.500%	)	02/17/51	31
CMBX AJ Index	Goldman Sachs	USD	265	(0.500%	)	02/17/51	47
CMBX AJ Index	Goldman Sachs	USD	940	(0.100%	)	10/12/52	42
CMBX AJ Index	Goldman Sachs	USD	388	0.500%		10/12/52	(38)
CMBX AJ Index	JP Morgan	USD	460	0.500%		10/12/52	(45)
CMBX AJ Index	Morgan Stanley	USD	195	0.500%		12/13/49	(31)
Dow Jones CDX Index	Bank of America	USD	7,200	1.000%		06/20/16	15
Dow Jones CDX Index	BNP Paribas SA	USD	9,300	1.000%		06/20/16	20
Dow Jones CDX Index	Credit Suisse Financial Products	USD	6,100	1.000%		06/20/16	13
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	15
Dow Jones CDX Index	Deutsche Bank	USD	700	1.000%		06/20/16	1
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	20
Dow Jones CDX Index	JP Morgan	USD	675	0.553%		12/20/17	8
Dow Jones CDX Index	JP Morgan	USD	400	1.120%		12/20/12	6
Dow Jones CDX Index	Morgan Stanley	USD	500	1.000%		06/20/16	1
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	57
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	8
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	289	0.548%		12/20/17	3

Total Market Value on Open Credit Indices Premiums Paid (Received) - $480							(422)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Brazil Government International Bond	Barclays Bank PLC	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	9.625%	USD	1,000	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Goldman Sachs	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Morgan Stanley	9.625%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Bank of America	9.876%	USD	1,000	1.000%	09/20/15	—
Brazil Government International Bond	Citibank	9.876%	USD	1,000	1.000%	09/20/15	—
Brazil Government International Bond	HSBC	9.876%	USD	700	1.000%	09/20/15	—
Brazil Government International Bond	JP Morgan	9.876%	USD	200	1.000%	09/20/15	—
Brazil Government International Bond	UBS	9.876%	USD	500	1.000%	09/20/15	—
Brazil Government International Bond	Bank of America	10.722%	USD	2,600	1.000%	03/20/16	(9)
Brazil Government International Bond	Citibank	11.083%	USD	800	1.000%	06/20/16	(4)
Brazil Government International Bond	Credit Suisse Financial Products	11.083%	USD	1,900	1.000%	06/20/16	(10)
Brazil Government International Bond	Deutsche Bank	11.083%	USD	1,000	1.000%	06/20/16	(5)
China Government International Bond	Barclays Bank PLC	8.018%	USD	2,400	1.000%	03/20/16	20
China Government International Bond	Deutsche Bank	8.622%	USD	400	1.000%	09/20/16	3
China Government International Bond	JP Morgan	8.622%	USD	300	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	8.622%	USD	300	1.000%	09/20/16	2
France Government International Bond	Morgan Stanley	11.437%	USD	500	0.250%	03/20/16	(20)
France Government International Bond	Royal Bank of Scotland	11.437%	USD	500	0.250%	03/20/16	(20)
Italy Government International Bond	Barclays Bank PLC	30.894%	USD	800	1.000%	03/20/16	(71)
Italy Government International Bond	Goldman Sachs	31.020%	USD	1,000	1.000%	06/20/16	(93)
Italy Government International Bond	Goldman Sachs	31.706%	USD	200	1.000%	03/20/16	(18)
Japan Government International Bond	Bank of America	8.438%	USD	200	1.000%	03/20/16	1
Japan Government International Bond	Bank of America	8.438%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JP Morgan	8.438%	USD	700	1.000%	03/20/16	5
Japan Government International Bond	Goldman Sachs	8.781%	USD	500	1.000%	06/20/16	3
Kazakhstan Government International Bond	Citibank	16.070%	USD	300	1.000%	03/20/16	(8)

See accompanying notes which are an integral part of this quarterly report.

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Kazakhstan Government International Bond	Deutsche Bank	16.070%	USD	300	1.000%	03/20/16	(8)
Kazakhstan Government International Bond	HSBC	16.070%	USD	400	1.000%	03/20/16	(11)
Korea Government International Bond	Deutsche Bank	10.069%	USD	400	1.000%	06/20/16	—
Korea Government International Bond	Deutsche Bank	10.069%	USD	600	1.000%	06/20/16	—
Mexico Government International Bond	Credit Suisse First Boston	9.010%	USD	400	1.000%	03/20/15	1
Mexico Government International Bond	Citibank	9.183%	USD	400	1.000%	03/20/15	1
Mexico Government International Bond	Deutsche Bank	9.183%	USD	200	1.000%	03/20/15	1
Mexico Government International Bond	Bank of America	9.789%	USD	300	1.000%	09/20/15	1
Mexico Government International Bond	Citibank	9.789%	USD	700	1.000%	09/20/15	1
Mexico Government International Bond	Deutsche Bank	10.518%	USD	900	1.000%	03/20/16	(2)
Mexico Government International Bond	Citibank	10.828%	USD	1,000	1.000%	06/20/16	(4)
Mexico Government International Bond	Deutsche Bank	10.828%	USD	2,100	1.000%	06/20/16	(8)
Spain Government International Band	Bank of America	35.211%	USD	100	1.000%	03/20/16	(11)
United Kingdom Gilt	UBS	5.671%	USD	300	1.000%	03/20/15	5
United Kingdom Gilt	UBS	5.671%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Goldman Sachs	6.573%	USD	400	1.000%	12/20/15	6
United Kingdom Gilt	Credit Suisse Financial Products	6.886%	USD	200	1.000%	03/20/16	3
United Kingdom Gilt	UBS	7.168%	USD	1,000	1.000%	06/20/16	13
United Kingdom Gilt	UBS	7.168%	USD	400	1.000%	06/20/16	5
United States of America Government Bond	BNP Paribas	6.161%	EUR	1,000	0.250%	03/20/16	(25)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($191)							(246)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $189							(591)

Index Swap Contracts
Fund Receives	Counterparty	Notional Amount		Terms	Termination Date	Unrealized Appreciation (Depreciation)

4.500%	Deutsche Bank	USD	181	One Month LIBOR	01/12/41	(1)
6.000%	Goldman Sachs	USD	724	One Month LIBOR	01/12/39	(5)
CMBS Index	JPMorgan	USD	190	TRXCMBS	01/01/12	(1)
CMBS Index	Morgan Stanley	USD	210	TRXCMBS	01/01/12	(1)
CMBS Index	Morgan Stanley	USD	380	TRXCMBS	01/01/12	(2)
Markit IOS Index	Barclays Bank PLC	USD	748	One Month LIBOR	01/12/39	(7)
Markit IOS Index	Barclays Bank PLC	USD	319	One Month LIBOR	01/12/40	(3)
Markit IOS Index	Barclays Bank PLC	USD	80	One Month LIBOR	01/12/40	(1)
Markit IOS Index	Barclays Bank PLC	USD	1,326	One Month LIBOR	01/12/41	(12)
Markit IOS Index	Barclays Bank PLC	USD	181	One Month LIBOR	01/12/41	(2)
Markit IOS Index	Deutsche Bank	USD	239	One Month LIBOR	01/12/40	(2)
Markit IOS Index	Goldman Sachs	USD	724	One Month LIBOR	01/12/39	(5)
Markit IOS Index	Goldman Sachs	USD	319	One Month LIBOR	01/12/40	(3)
Markit IOS Index	Goldman Sachs	USD	72	One Month LIBOR	01/12/40	(1)
Markit IOS Index	Morgan Stanley	USD	499	One Month LIBOR	01/12/39	(4)
Markit IOS Index	Morgan Stanley	USD	442	One Month LIBOR	01/12/41	(4)

Total Appreciation (Depreciation) on Open Index Swap Contracts						(54)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$64,537	$—	$64,537
Corporate Bonds and Notes	—	306,199	—	306,199
International Debt	—	138,041	—	138,041
Mortgage-Backed Securities	—	606,858	8,501	615,359
Municipal Bonds	—	32,017	1,555	33,572
Non-US Bonds	—	13,682	—	13,682
United States Government Agencies	—	169,346	—	169,346
United States Government Treasuries	—	202,249	—	202,249
Preferred Stocks	3,788	—	2,958	6,746
Options Purchased	58	44	—	102
Short-Term Investments	—	273,593	—	273,593
Repurchase Agreements	—	96,100	—	96,100
Other Securities	—	16,494	—	16,494

Total Investments	3,846	1,917,749	14,425	1,936,020

Other Financial Instruments
Futures Contracts	2,275	—	—	2,275
Options Written	(425)	(902)	(279)	(1,606)
Foreign Currency Exchange Contracts	—	197	—	197
Index Swap Contracts	—	—	(54)	(54)
Interest Rate Swap Contracts	—	(1,422)	(650)	(2,071)
Credit Default Swap Contracts	—	(772)	(7)	(780)

Total Other Financial Instruments*	$1,850	$(2,899)	$(990)	$(2,039)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 90.1%
Asset-Backed Securities - 6.8%
Ally Master Owner Trust
Series 2010-1 Class A
1.937% due 01/15/15 (Ê)(Þ)	1,120	1,139
Series 2011-3 Class A2
1.810% due 05/15/16	985	986
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class B
3.720% due 11/17/14	330	339
Series 2010-2 Class A2
1.220% due 10/08/13	950	952
Series 2010-4 Class B
1.990% due 10/08/15	1,435	1,441
Series 2010-A Class A2
1.460% due 11/06/13	351	351
Series 2011-2 Class A3
1.610% due 10/08/15	2,525	2,548
Series 2011-3 Class B
2.280% due 06/08/16	1,290	1,294
Ameriquest Mortgage Securities, Inc.
Series 2005-R10 Class A2B
0.407% due 12/25/35 (Ê)	440	414
Asset Backed Securities Corp. Home Equity
Series 2002-HE1 Class M1
1.837% due 03/15/32 (Ê)	451	341
Series 2004-HE6 Class A1
0.462% due 09/25/34 (Ê)	160	143
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2
4.460% due 10/20/16	944	1,001
Bank of America Auto Trust
Series 2009-3A Class A3
1.670% due 12/15/13 (Þ)	258	260
Bear Stearns Asset Backed Securities Trust
Series 2007-HE7 Class 1A1
1.187% due 10/25/37 (Ê)	441	275
Capital Auto Receivables Asset Trust
Series 2008-2 Class A3A
4.680% due 10/15/12	78	79
Capital One Multi-Asset Execution Trust
Series 2005-A10 Class A
0.267% due 09/15/15 (Ê)	1,365	1,364
Series 2005-B1 Class B1
4.900% due 12/15/17	820	901
Series 2006-C3 Class C3
0.507% due 07/15/14 (Ê)	350	349
Centex Home Equity
Series 2003-C Class AF4
5.460% due 04/25/32	104	104
Chase Issuance Trust
Series 2005-C2 Class C2
0.627% due 01/15/15 (Ê)	1,785	1,785
Series 2007-A9 Class A9
0.217% due 06/16/14 (Ê)	3,700	3,697

	Principal Amount ($) or Shares	Market Value $
CIT Marine Trust
Series 1999-A Class A4
6.250% due 11/15/19	89	86
Citibank Omni Master Trust
Series 2009-A8 Class A8
2.287% due 05/16/16 (Ê)(Þ)	3,700	3,744
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A
0.667% due 12/25/31 (Ê)	65	33
Series 2005-1 Class AF4
5.147% due 07/25/35	358	347
Series 2005-4 Class AF3
4.456% due 10/25/35	44	43
Series 2005-17 Class 4A2A
0.447% due 05/25/36 (Ê)	512	445
Series 2006-3 Class 2A2
0.367% due 06/25/36 (Ê)	281	233
Series 2007-4 Class A2
5.530% due 09/25/37	360	318
Discover Card Master Trust I
Series 2007-3 Class B2
0.367% due 10/16/14 (Ê)	1,240	1,236
DT Auto Owner Trust
Series 2011-2A Class B
2.120% due 02/16/16 (Þ)	1,795	1,797
Equity One ABS, Inc.
Series 2003-4 Class M1
5.369% due 10/25/34	415	268
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5
7.236% due 12/25/30	2,220	2,383
Series 2002-50 Class A6
3.614% due 09/27/12	69	71
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
1.500% due 09/15/15	860	867
Franklin Auto Trust
Series 2006-1 Class C
5.410% due 07/21/14	995	997
Fremont Home Loan Trust
Series 2006-E Class 2A1
0.247% due 01/25/37 (Ê)	38	36
GE Equipment Midticket LLC
Series 2009-1 Class A3
2.340% due 06/17/13	92	93
GE-WMC Mortgage Securities LLC
Series 2006-1 Class A2A
0.227% due 08/25/36 (Ê)	11	4
GSAMP Trust
Series 2007-FM1 Class A2A
0.257% due 12/25/36 (Ê)	127	85
Harley-Davidson Motorcycle Trust
Series 2007-2 Class A4
5.120% due 08/15/13	261	265
Series 2007-3 Class A4
5.520% due 11/15/13	768	784

Russell Short Duration Bond Fund	177

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Home Equity Asset Trust
Series 2006-3 Class 2A3
0.367% due 07/25/36 (Ê)	1,150	1,106
HSBC Home Equity Loan Trust
Series 2005-1 Class A
0.476% due 01/20/34 (Ê)	206	182
Landmark CDO, Ltd.
Series 2003-3A Class A1LA
0.719% due 01/15/16 (Ê)(Þ)	203	198
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1
0.747% due 10/25/34 (Ê)	20	16
Long Grove CLO, Ltd.
Series 2004-1A Class A
0.637% due 05/25/16 (Ê)(Þ)	2,386	2,343
Marriott Vacation Club Owner Trust
Series 2006-1A Class D
6.502% due 04/20/28 (Þ)	158	160
Massachusetts Educational Financing Authority
Series 2008-1 Class A1
1.203% due 04/25/38 (Ê)	1,307	1,302
MMAF Equipment Finance LLC
Series 2011-AA Class A4
2.100% due 07/15/17 (Å)	1,075	1,075
Nissan Auto Lease Trust
Series 2010-B Class A4
1.270% due 10/15/16	720	724
Prestige Auto Receivables Trust
Series 2011-1A Class A3
1.900% due 08/17/15 (Þ)	1,385	1,391
Railcar Leasing LLC
Series 1997-1 Class A2
7.125% due 01/15/13 (Þ)	693	723
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
5.565% due 02/25/36	124	113
Series 2007-2 Class AF2
5.675% due 06/25/37	355	171
Santander Drive Auto Receivables Trust
Series 2010-1 Class A2
1.360% due 03/15/13	657	658
Series 2010-1 Class A3
1.840% due 11/17/14	870	878
Series 2011-1 Class A2
0.940% due 02/18/14	175	175
Series 2011-2 Class B
2.660% due 01/15/16	755	756
Sierra Receivables Funding Co. LLC
Series 2009-3A Class A1
7.620% due 07/20/26 (Þ)	188	190
SLM Student Loan Trust
Series 2008-2 Class A1
0.553% due 01/25/15 (Ê)	16	16
Series 2008-7 Class A2
0.753% due 10/25/17 (Ê)	2,600	2,600
Series 2009-B Class A1
6.187% due 07/15/42 (Ê)(Þ)	5,228	4,954

	Principal Amount ($) or Shares	Market Value $
Series 2011-A Class A1
1.187% due 10/15/24 (Ê)(Þ)	3,254	3,263
Series 2011-A Class A2
4.370% due 04/17/28 (Þ)	715	748
Series 2011-B Class A2
3.740% due 02/15/29 (Þ)	1,765	1,777
Small Business Administration Participation Certificates
Series 2009-20D Class 1
4.310% due 04/01/29	508	545
SMART Trust
Series 2011-1USA Class A2A
1.180% due 04/14/13 (Þ)	945	945
South Carolina Student Loan Corp.
Series 2008-1 Class A4
1.254% due 09/03/24 (Ê)	400	396
South Carolina Student Loan Corp. Revenue Bonds
Series 2008-1 Class A2
0.804% due 03/01/18 (Ê)	494	487
Series 2008-1 Class A3
1.004% due 03/02/20 (Ê)	700	696
Volkswagen Auto Lease Trust
Series 2010-A Class A4
1.180% due 10/20/15	735	738
Volkswagen Auto Loan Enhanced Trust
Series 2011-1 Class A4
1.980% due 09/20/17	2,610	2,664

		65,888

Corporate Bonds and Notes - 17.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/13	200	215
Ally Financial, Inc.
3.647% due 06/20/14 (Ê)	300	293
Series *
6.875% due 08/28/12	300	309
Altria Group, Inc.
4.125% due 09/11/15	1,400	1,512
American Express Bank FSB
Series BKNT
5.500% due 04/16/13	300	321
American Express Credit Corp.
2.750% due 09/15/15	1,955	1,982
American International Group, Inc.
4.250% due 05/15/13	500	517
5.600% due 10/18/16	1,125	1,206
8.250% due 08/15/18	100	118
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/15	1,415	1,541
Series FRN
0.802% due 01/27/14 (Ê)	2,500	2,517
AT&T, Inc.
4.950% due 01/15/13	1,500	1,588
5.100% due 09/15/14	1,004	1,112
Bank of America Corp.
1.673% due 01/30/14 (Ê)	1,800	1,796

178	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.375% due 05/15/14	1,415	1,582
5.000% due 05/13/21	190	188
Series 1
3.750% due 07/12/16	2,675	2,686
BB&T Corp.
2.050% due 04/28/14	440	448
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	3,695	4,067
Best Buy Co., Inc.
6.750% due 07/15/13	655	715
3.750% due 03/15/16	830	848
Black & Decker Corp.
8.950% due 04/15/14	1,020	1,207
Boston Scientific Corp.
4.500% due 01/15/15	860	927
6.400% due 06/15/16	390	454
Cameron International Corp.
1.183% due 06/02/14 (Ê)	500	504
Capital One Financial Corp.
3.150% due 07/15/16	990	994
Case New Holland, Inc.
7.750% due 09/01/13	450	492
Caterpillar Financial SE
2.050% due 08/01/16	1,115	1,121
Caterpillar, Inc.
0.425% due 05/21/13 (Ê)	1,800	1,803
CEDC Finance Corp. International, Inc.
9.125% due 12/01/16 (Þ)	775	678
CenterPoint Energy Houston Electric LLC
Series U
7.000% due 03/01/14	547	627
Church & Dwight Co., Inc.
3.350% due 12/15/15	385	402
Cintas Corp. No. 2
2.850% due 06/01/16	1,105	1,133
CIT Group, Inc.
7.000% due 05/01/14	49	49
7.000% due 05/01/15	387	388
7.000% due 05/01/17	204	204
Series .
7.000% due 05/01/16	145	146
Citigroup, Inc.
5.625% due 08/27/12	200	208
1.111% due 02/15/13 (Ê)	5,800	5,800
5.500% due 04/11/13	700	742
3.953% due 06/15/16	2,715	2,822
Commonwealth Edison Co.
1.625% due 01/15/14	855	866
Continental Airlines 2006-1 Class G Pass Through Trust
Series 061G
0.603% due 06/02/13 (Ê)	579	547
COX Communications, Inc.
7.125% due 10/01/12	2,250	2,406
CVS Caremark Corp.
3.250% due 05/18/15	890	936
Devon Energy Corp.
5.625% due 01/15/14	615	686

	Principal Amount ($) or Shares	Market Value $
DIRECTV Holdings LLC
3.550% due 03/15/15	1,190	1,263
Discover Financial Services
10.250% due 07/15/19	745	979
Dominion Resources, Inc.
1.800% due 03/15/14	1,030	1,047
Dow Chemical Co. (The)
4.850% due 08/15/12	5,455	5,681
Dr Pepper Snapple Group, Inc.
6.120% due 05/01/13	500	542
Duke Energy Carolinas LLC
4.300% due 06/15/20	710	758
E*Trade Financial Corp.
12.500% due 11/30/17	418	499
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/20	475	546
Enterprise Products Operating LLC
4.600% due 08/01/12	1,000	1,036
5.900% due 04/15/13	175	188
Express Scripts, Inc.
6.250% due 06/15/14	970	1,090
First Horizon National Corp.
5.375% due 12/15/15	500	539
FirstEnergy Solutions Corp.
4.800% due 02/15/15	655	713
Florida Gas Transmission Co. LLC
4.000% due 07/15/15 (Þ)	500	532
Ford Motor Credit Co. LLC
7.500% due 08/01/12	525	550
8.700% due 10/01/14	400	459
FUEL Trust
3.984% due 06/15/16 (Þ)	1,190	1,201
General Electric Capital Corp.
1.875% due 09/16/13	1,465	1,484
5.300% due 02/11/21	330	352
Goldman Sachs Group, Inc. (The)
3.700% due 08/01/15	2,035	2,095
5.250% due 07/27/21	4,900	5,002
HCA, Inc.
6.500% due 02/15/20	870	883
Hewlett-Packard Co.
0.534% due 05/24/13 (Ê)	2,100	2,104
3.750% due 12/01/20	215	218
IBM International Group Capital LLC
5.050% due 10/22/12	335	354
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	4,385	4,648
Jabil Circuit, Inc.
7.750% due 07/15/16	800	896
John Deere Capital Corp.
4.900% due 09/09/13	980	1,061
JPMorgan Chase & Co.
3.150% due 07/05/16	3,000	3,031
Series 1
7.900% due 04/29/49 (Æ)(ƒ)	275	295
JPMorgan Chase Bank NA
0.580% due 06/13/16 (Ê)	1,400	1,303

Russell Short Duration Bond Fund	179

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kraft Foods, Inc.
2.625% due 05/08/13	2,700	2,785
4.125% due 02/09/16	1,245	1,355
5.375% due 02/10/20	1,145	1,292
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)	270	—
Medco Health Solutions, Inc.
6.125% due 03/15/13	485	522
7.250% due 08/15/13	770	856
Medtronic, Inc. 4.500% due 03/15/14	230	251
3.000% due 03/15/15	1,230	1,300
Merrill Lynch & Co., Inc. 5.571% due 10/04/12	2,200	2,275
5.450% due 02/05/13	3,700	3,894
6.875% due 04/25/18	565	632
MetLife Institutional Funding II 1.146% due 04/04/14 (Ê)(Þ)	1,700	1,704
Metropolitan Life Global Funding I 5.125% due 04/10/13 (Þ)	100	106
3.125% due 01/11/16 (Þ)	3,145	3,268
Microsoft Corp. 4.200% due 06/01/19	1,000	1,083
Morgan Stanley 2.875% due 07/28/14	1,160	1,169
6.625% due 04/01/18	1,365	1,519
Series GMTN 2.761% due 05/14/13 (Ê)	2,900	2,956
Morgan Stanley Group, Inc. 5.750% due 02/14/17	100	174
Motorola Solutions, Inc. 5.375% due 11/15/12	800	841
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	1,405	1,408
NB Capital Trust IV 8.250% due 04/15/27	360	369
NBCUniversal Media LLC 3.650% due 04/30/15 (Þ)	1,260	1,342
PACCAR, Inc. 6.875% due 02/15/14	700	802
Pacific Gas & Electric Co. 6.250% due 12/01/13	480	535
Pacific Life Global Funding 5.150% due 04/15/13 (Þ)	900	957
Pricoa Global Funding I 0.447% due 09/27/13 (Ê)(Þ)	200	198
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	215
Prudential Financial, Inc. 6.200% due 01/15/15	310	349
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	70	—
4.875% due 11/15/49 (Ø)	205	—
Qwest Corp. 3.497% due 06/15/13 (Ê)	200	205

	Principal Amount ($) or Shares	Market Value $
Regions Financial Corp. 7.750% due 11/10/14	100	107
Rockies Express Pipeline LLC 6.850% due 07/15/18 (Þ)	825	932
Sempra Energy 2.000% due 03/15/14	1,205	1,223
Simon Property Group, LP 4.200% due 02/01/15	1,150	1,237
SLM Corp. 6.250% due 01/25/16	2,700	2,825
Series BEd 5.414% due 06/15/13 (Ê)	250	251
SLM Student Loan 0.964% due 10/25/23	1,800	2,441
Southern Copper Corp. 6.375% due 07/27/15	300	338
SSIF Nevada, LP 0.949% due 04/14/14 (Ê)(Þ)	3,700	3,700
Staples, Inc. 9.750% due 01/15/14	1,040	1,237
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,257
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,860	1,982
Textron, Inc. 6.200% due 03/15/15	970	1,088
Time Warner Cable, Inc. 3.500% due 02/01/15	2,285	2,409
Time Warner, Inc. 3.150% due 07/15/15	700	734
Union Pacific Corp. 5.375% due 05/01/14	1,000	1,110
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,057
3.000% due 04/01/16	1,255	1,308
Series FRN 0.856% due 03/28/14 (Ê)	1,300	1,314
Wachovia Corp. 5.500% due 05/01/13	1,100	1,184
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	319
Walt Disney Co. (The) 4.500% due 12/15/13	385	418
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	525	573
Wells Fargo & Co. 4.375% due 01/31/13	1,125	1,180
3.676% due 06/15/16	2,770	2,910
Series K 7.980% due 03/29/49 (ƒ)	4,600	4,928
Williams Partners, LP 7.250% due 02/01/17	1,365	1,648
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	400	409
Yum! Brands, Inc. 4.250% due 09/15/15	595	640
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	1,100	1,116

		171,289

180	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Debt - 13.3%
Afren PLC 11.500% due 02/01/16 (Þ)	500	541
AK Transneft OJSC Via TransCapitalInvest, Ltd. 7.700% due 08/07/13 (Þ)	1,100	1,222
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875% due 09/25/17 (Þ)	715	753
America Movil SAB de CV 5.000% due 10/16/19	1,150	1,245
American International Group, Inc. 1.783% due 07/19/13 (Ê)	2,900	4,000
Series MPLE 4.900% due 06/02/14	3,000	3,179
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	200	217
ArcelorMittal 3.750% due 03/01/16	1,605	1,652
6.125% due 06/01/18	785	864
Babson CLO, Ltd. Series 2004-2A Class A2A 0.581% due 11/15/16 (Ê)(Þ)	795	775
Banco Bradesco SA 1.955% due 01/24/13 (ž)	400	403
2.361% due 05/16/14 (Ê)(Þ)	2,100	2,125
Banco do Brasil SA 4.500% due 01/22/15 (Þ)	300	315
Banco do Nordeste do Brasil SA 3.625% due 11/09/15 (Þ)	600	598
Banco Mercantil del Norte SA 4.375% due 07/19/15 (Þ)	500	511
Banco Santander Chile 2.875% due 11/13/12 (Þ)	1,200	1,209
3.750% due 09/22/15 (Þ)	1,000	1,012
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,500	1,501
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3.850% due 01/22/15 (Þ)	600	639
Banque PSA Finance Series 144a 2.146% due 04/04/14 (Ê)(Þ)	800	802
Barrick Gold Corp. 2.900% due 05/30/16 (Þ)	1,395	1,437
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	224
BNP Paribas SA 0.646% due 04/08/13 (Ê)	1,600	1,582
Series BKNT 1.146% due 01/10/14 (Ê)	1,300	1,283
BPCE SA 2.375% due 10/04/13 (Þ)	100	102
Braskem Finance, Ltd. 7.000% due 05/07/20 (Å)	800	880
5.750% due 04/15/21 (Þ)	300	306
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,430	1,446

	Principal Amount ($) or Shares	Market Value $
Cemex SAB de CV 5.246% due 09/30/15 (Ê)(Þ)	910	837
Cenovus Energy, Inc. 4.500% due 09/15/14	335	367
Centrais Eletricas Brasileiras SA 6.875% due 07/30/19 (Þ)	200	232
Central American Bank for Economic Integration 5.375% due 09/24/14 (Þ)	700	763
Commonwealth Bank of Australia 0.666% due 07/12/13 (Ê)(Þ)	4,600	4,600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125% due 10/13/15	1,420	1,427
Corp. Andina de Fomento 3.750% due 01/15/16	660	675
8.125% due 06/04/19	210	258
Credit Agricole Home Loan SFH 1.002% due 07/21/14 (Ê)(Þ)	1,800	1,792
Credit Agricole SA 1.702% due 01/21/14 (Ê)(Þ)	1,600	1,592
Croatia Government International Bond 6.375% due 03/24/21 (Þ)	980	994
DanFin Funding, Ltd. 0.950% due 07/16/13 (Ê)(Þ)	3,000	2,999
Deutsche Telekom International Finance BV 5.250% due 07/22/13	2,000	2,157
4.875% due 07/08/14	905	990
Dexia Credit Local NY 0.652% due 03/05/13 (Ê)(Þ)	2,800	2,792
Dexia Credit Local SA 0.733% due 04/29/14 (Ê)(Þ)	1,400	1,352
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	190	194
9.125% due 01/15/15 (Þ)	1,280	1,301
Dryden Leveraged Loan CDO 2002-II Series 2005-8A Class A 0.509% due 05/22/17 (Ê)(Þ)	890	856
FIH Erhvervsbank A/S 0.620% due 06/13/13 (Ê)(Þ)	4,900	4,896
Gazprom OAO Via Gaz Capital SA 7.510% due 07/31/13 (Þ)	600	657
Goldman Sachs Group, Inc. (The) 1.695% due 02/04/13 (Ê)	200	285
6.125% due 02/14/17	100	179
HSBC Finance Corp. 1.806% due 04/05/13 (Ê)	2,000	2,841
Hutchison Whampoa International 09/19, Ltd. 5.750% due 09/11/19 (Þ)	685	752
Hydro Quebec 2.000% due 06/30/16	3,900	3,933
Industrial Bank of Korea 3.750% due 09/29/16 (Þ)	1,900	1,954
ING Bank NV 3.900% due 03/19/14 (Þ)	300	322

Russell Short Duration Bond Fund	181

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.652% due 06/09/14 (Å)(Ê)	400	401
Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	785	944
Intesa Sanpaolo SpA 2.658% due 02/24/14 (Ê)(Þ)	700	688
Series YCD 2.375% due 12/21/12	2,100	2,031
Korea Development Bank 8.000% due 01/23/14	600	685
3.250% due 03/09/16	1,800	1,816
Korea Housing Finance Corp. 4.125% due 12/15/15 (Þ)	700	735
Lehman Brothers Holdings, Inc. Zero coupon due 12/31/49 (ƒ)	950	328
Lloyds TSB Bank PLC 2.603% due 01/24/14 (Ê)	1,900	1,926
MDC-GMTN B.V. 5.500% due 04/20/21 (Þ)	690	719
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	555	574
Morgan Stanley 1.752% due 01/16/17	200	266
National Australia Bank, Ltd. 0.966% due 04/11/14 (Ê)(Þ)	2,800	2,797
Nationwide Building Society 2.500% due 08/17/12 (Þ)	400	409
Nordea Eiendomskreditt AS 0.666% due 04/07/14 (Ê)(Þ)	1,300	1,299
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	535	412
Oschadbank Via SSB #1 PLC 8.250% due 03/10/16	600	612
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	400	454
Petroleos de Venezuela SA 8.500% due 11/02/17 (Å)	1,110	844
Petroleum Co. of Trinidad & Tobago, Ltd. 6.000% due 05/08/22 (Þ)	2,750	2,812
Poland Government International Bond 5.125% due 04/21/21	880	915
Qatari Diar Finance QSC 3.500% due 07/21/15 (Þ)	1,400	1,461
QGOG Atlantic/Alaskan Rigs Ltd. 5.250% due 07/30/18 (Å)	1,790	1,799
Qtel International Finance, Ltd. 3.375% due 10/14/16 (Þ)	2,800	2,817
5.000% due 10/19/25 (Þ)	700	672
RCI Banque SA Series 144a 2.116% due 04/11/14 (Ê)(Þ)	1,800	1,796
SABMiller PLC 5.500% due 08/15/13 (Þ)	1,145	1,239
6.500% due 07/01/16 (Þ)	240	282
Shell International Finance BV 3.100% due 06/28/15	2,645	2,823
SLM Corp. 4.875% due 12/17/12	500	816
1.044% due 06/17/13 (Ê)	100	138

	Principal Amount ($) or Shares	Market Value $
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Å)	1,825	1,825
Societe Financement de l’Economie Francaise 3.375% due 05/05/14 (Þ)	1,300	1,385
Telefonica Emisiones SAU 2.582% due 04/26/13	595	595
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	845	936
Toronto-Dominion Bank (The) 2.500% due 07/14/16	930	945
Total Capital SA 3.000% due 06/24/15	1,280	1,355
Transocean, Inc. Series B 1.500% due 12/15/37	2,200	2,192
Tyco International Finance SA 4.125% due 10/15/14	680	732
Vedanta Resources PLC 6.750% due 06/07/16 (Þ)	535	544
VimpelCom Holdings BV 7.504% due 03/01/22 (Å)	1,505	1,505
Volkswagen International Finance NV 0.696% due 10/01/12 (Ê)(Þ)	1,700	1,704
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,135	1,270
Waha Aerospace BV 3.925% due 07/28/20 (Þ)	1,620	1,658
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,038
0.976% due 03/31/14 (Ê)(Þ)	1,400	1,401
Willis Group Holdings PLC 4.125% due 03/15/16	535	553
XL Group PLC 5.250% due 09/15/14	1,101	1,186

		130,154

Loan Agreements - 0.1%
Newsday Corp. Term Loan Series BL 10.500% due 07/09/13	275	289
Supermedia, Inc. Term Loan Series BL 11.000% due 12/31/15	83	47
Texas Competitive Electric Holdings Co. LLC, 4/11 Extended Term Loan B 4.686% due 10/10/17	550	431
4.768% due 10/10/17 (Ê)	584	458

		1,225

Mortgage-Backed Securities - 22.0%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150% due 03/25/58 (Þ)	322	332

182	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Home Mortgage Investment Trust Series 2004-3 Class 5A 2.230% due 10/25/34 (Ê)	707	620
Series 2004-4 Class 4A 2.187% due 02/25/45 (Ê)	249	216
Asset Securitization Corp. Series 1997-D5 Class A3 6.884% due 02/14/43	145	153
Banc of America Alternative Loan Trust Series 2005-3 Class 2A1 5.500% due 04/25/20	131	127
Series 2005-9 Class 5A1 5.500% due 10/25/20	49	46
Banc of America Funding Corp. Series 2005-D Class A1 2.758% due 05/25/35 (Ê)	4,604	4,371
Series 2006-2 Class 2A18 5.750% due 03/25/36	1,316	1,290
Series 2006-A Class 1A1 2.768% due 02/20/36 (Ê)	943	849
Series 2006-F Class 1A2 2.755% due 07/20/36 (Ê)	79	24
Series 2006-I Class 5A1 6.041% due 10/20/46 (Ê)	474	400
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class C 6.349% due 06/11/35	155	157
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	460	476
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	682	724
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	695	737
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	962	1,035
Series 2005-1 Class A4 5.067% due 11/10/42	1,630	1,701
Series 2006-2 Class A4 5.731% due 05/10/45	60	67
Banc of America Mortgage Securities, Inc. Series 2003-4 Class 2A1 0.737% due 06/25/18 (Ê)	354	335
Series 2004-2 Class 5A1 6.500% due 10/25/31	52	53
Series 2004-I Class 2A2 3.230% due 10/25/34 (Ê)	426	386
Series 2004-L Class 1A1 2.886% due 01/25/35 (Ê)	36	29
Series 2004-L Class 2A1 2.878% due 01/25/35 (Ê)	1,229	1,049
BCRR Trust Series 2010-LEAF Class 11A 4.230% due 12/22/35 (Þ)	1,744	1,761
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.535% due 04/25/33	148	142

	Principal Amount ($) or Shares	Market Value $
Series 2003-8 Class 2A1 2.864% due 01/25/34 (Ê)	132	127
Series 2005-6 Class 1A1 2.766% due 08/25/35	169	121
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.629% due 05/25/35	599	459
Series 2005-7 Class 22A1 2.870% due 09/25/35	38	27
Series 2006-3 Class 33A1 5.549% due 05/25/36 (Ê)	545	278
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.500% due 07/25/33	181	177
Bear Stearns Commercial Mortgage Securities Series 2001-TOP4 Class A3 5.610% due 11/15/33	2	2
Series 2003-T10 Class A1 4.000% due 03/13/40	148	149
Series 2004-PWR5 Class A3 4.565% due 07/11/42	444	445
Series 2005-PWR8 Class A3 4.550% due 06/11/41	185	186
Series 2005-T20 Class A2 5.127% due 10/12/42	651	650
Series 2006-PW11 Class A1 5.266% due 03/11/39	314	314
Series 2007-PW18 Class A1 5.038% due 06/11/50	54	55
Series 2007-T26 Class A4 5.471% due 01/12/45	100	110
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.656% due 01/26/36	184	115
Series 2007-R6 Class 2A1 4.995% due 12/26/46	1,563	1,007
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A2 3.759% due 04/15/44 (Þ)	715	734
Chase Commercial Mortgage Securities Corp. Series 1997-1 Class F 7.370% due 06/19/29 (Å)	86	86
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 3.114% due 02/25/37	328	324
Citicorp Mortgage Securities, Inc. Series 2005-7 Class 1A1 5.500% due 10/25/35	485	482
Citigroup Mortgage Loan Trust, Inc. Series 2007-10 Class 2A3A 5.883% due 09/25/37	144	89
Commercial Mortgage Asset Trust Series 1999-C1 Class A3 6.640% due 01/17/32	10	10
Series 1999-C1 Class D 7.350% due 01/17/32	650	699

Russell Short Duration Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1999-C2 Class E 7.640% due 11/17/32	50	55
Commercial Mortgage Pass Through Certificates 3.376% due 09/06/28	930	930
Series 2003-LB1A Class A2 4.084% due 06/10/38	1,520	1,572
Series 2006-C7 Class A2 5.690% due 06/10/46	4	4
Series 2006-C8 Class A4 5.306% due 12/10/46	400	430
Series 2007-FL14 Class A1 0.277% due 06/15/22 (Ê)(Þ)	166	159
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	251	253
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	113	112
Series 2005-48T1 Class A6 5.500% due 11/25/35	2,692	1,885
Series 2006-36T2 Class 1A9 1.087% due 12/25/36 (Ê)	722	352
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 3.095% due 11/25/34	169	131
Series 2004-HYB9 Class 1A1 2.786% due 02/20/35	293	235
Series 2005-HYB9 Class 5A1 2.528% due 02/20/36 (Ê)	649	449
Series 2006-1 Class A2 6.000% due 03/25/36	784	651
Series 2006-HYB3 Class 3A1A 5.738% due 05/20/36	482	324
Series 2006-R2 Class AF1 0.607% due 07/25/36 (Ê)(Þ)	316	280
Series 2007-1 Class A1 6.000% due 03/25/37	3,008	2,531
Series 2007-2 Class A2 6.000% due 03/25/37	5,400	4,477
Series 2007-9 Class A11 5.750% due 07/25/37	1,300	1,132
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class B 6.330% due 12/15/35	36	36
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,155	1,182
Series 2002-CKP1 Class A3 6.439% due 12/15/35	501	506
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,185	1,211
Series 2005-C2 Class A3 4.691% due 04/15/37	291	297
Series 2005-C3 Class A2 4.512% due 07/15/37	41	42

	Principal Amount ($) or Shares	Market Value $
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.661% due 03/15/39	100	109
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	404	392
DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class B1 7.950% due 11/10/33	75	75
Fannie Mae
5.000% due 2013	81	86
6.000% due 2013	36	39
6.000% due 2014	134	144
5.500% due 2016	296	321
5.500% due 2017	489	531
6.000% due 2017	65	70
7.000% due 2017	61	68
4.000% due 2018	1,568	1,665
7.000% due 2022	972	1,038
4.500% due 2023	615	656
4.500% due 2024	977	1,041
2.355% due 2033 (Ê)	48	50
5.000% due 2034	937	1,005
2.366% due 2035 (Ê)	1,578	1,649
2.562% due 2035 (Ê)	144	152
2.922% due 2035 (Ê)	9,135	9,644
5.000% due 2035	393	421
6.000% due 2036	2,164	2,392
5.500% due 2037	753	818
5.500% due 2038	1,863	2,021
6.000% due 2038	1,387	1,528
6.000% due 2039	171	190
1.528% due 2041 (Ê)	433	436
1.478% due 2042 (Ê)	153	153
15 Year TBA (Ï) 3.500%	7,450	7,659
4.000%	4,000	4,191
30 Year TBA (Ï) 4.500%	2,455	2,536
5.500%	3,940	4,269
6.000%	6,000	6,598
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	335	387
Series 2001-T4 Class A1 7.500% due 07/25/41	53	63
Series 2001-T8 Class A2 9.500% due 07/25/41	28	35
Series 2001-T10 Class A1 7.000% due 12/25/41	80	89
Series 2001-T10 Class A2 7.500% due 12/25/41	43	48
Series 2002-T4 Class A3 7.500% due 12/25/41	12	14
Series 2002-T19 Class A1 6.500% due 07/25/42	589	654

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-T1 Class 1A2 6.500% due 01/25/44	3,431	3,872
Fannie Mae REMICS Series 2002-57 Class PG 5.500% due 09/25/17	913	988
Series 2003-16 Class BH 5.000% due 03/25/17	196	198
Series 2003-63 Class GU 4.000% due 07/25/33	21	21
Series 2003-75 Class NB 3.250% due 08/25/18	1	1
Series 2004-70 Class EB 5.000% due 10/25/24	335	368
Series 2007-30 Class AF 0.497% due 04/25/37 (Ê)	331	328
Series 2007-63 Class FC 0.537% due 07/25/37 (Ê)	1,402	1,397
Series 2007-73 Class A1 0.247% due 07/25/37 (Ê)	155	152
Series 2009-69 Class MB 4.000% due 09/25/29	265	268
Series 2009-96 Class DB 4.000% due 11/25/29	265	272
Series 2010-15 Class FD 0.927% due 03/25/40 (Ê)	2,420	2,439
Series 2011-53 Class FY 0.737% due 06/25/41 (Ê)	5,286	5,272
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	427	479
Series 2003-W2 Class 1A1 6.500% due 07/25/42	232	267
Series 2004-W9 Class 2A1 6.500% due 02/25/44	51	58
Series 2004-W11 Class 1A2 6.500% due 05/25/44	381	428
Series 2005-W1 Class 1A2 6.500% due 10/25/44	123	142
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	1,654	1,700
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	1,392	1,401
Series 2010-S1 Class 1A 0.737% due 02/25/48 (Ê)(Þ)	663	662
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50	929	928
Series 2011-R1 Class A 2.672% due 07/25/26	2,260	2,260
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2009-K003 Class A3 4.324% due 12/25/15	220	239
Series 2011-K014 Class X1 1.456% due 04/25/21	4,455	393

	Principal Amount ($) or Shares	Market Value $
Series 2011-K702 Class X1 1.569% due 02/25/18	14,770	1,205
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	200	229
Series 2003-54 Class 2A 6.500% due 02/25/43	167	188
Series 2003-58 Class 2A 6.500% due 09/25/43	51	59
Series 2005-63 Class 1A1 1.478% due 02/25/45 (Ê)	427	427
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.849% due 10/25/35 (Ê)	1,387	1,141
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	253	264
First Union National Bank Commercial Mortgage Series 2001-C4 Class B 6.417% due 12/12/33	284	286
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	1,251	1,260
Freddie Mac 6.000% due 2013	15	16
5.500% due 2014	6	7
6.000% due 2014	22	23
6.000% due 2016	115	125
6.000% due 2018	114	124
5.500% due 2019	1,999	2,170
5.500% due 2022	1,367	1,477
5.500% due 2029	379	414
6.000% due 2029	37	41
6.000% due 2031	91	101
6.000% due 2033	197	219
2.720% due 2035 (Ê)	287	301
5.500% due 2038	896	974
5.500% due 2039	733	796
Freddie Mac Mortgage Trust Series 2011-K702 Class B 4.770% due 04/25/44 (Þ)	500	484
Freddie Mac REMICS Series 2003-2559 Class PB 5.500% due 08/15/30	2	3
Series 2003-2614 Class JA 3.760% due 03/15/29	217	220
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,330
Series 2003-2657 Class WT 4.500% due 08/15/18	810	878
Series 2003-2662 Class MA 4.500% due 10/15/31	26	27
Series 2006-3149 Class LF 0.487% due 05/15/36 (Ê)	370	369

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-3173 Class PE 6.000% due 04/15/35	265	296
Series 2007-3335 Class BF 0.337% due 07/15/19 (Ê)	149	148
Series 2007-3335 Class FT 0.337% due 08/15/19 (Ê)	379	376
Series 2008-3414 Class JB 4.500% due 02/15/23	360	397
Series 2010-3640 Class JA 1.500% due 03/15/15	1,724	1,738
Series 2010-3704 Class DC 4.000% due 11/15/36	508	535
FREMF Mortgage Trust 5.332% due 04/25/21	400	381
GE Capital Commercial Mortgage Corp. Series 2001-1 Class C 6.971% due 05/15/33	65	65
Series 2001-1 Class D 7.108% due 05/15/33	590	589
Series 2002-1A Class A3 6.269% due 12/10/35	392	399
Series 2003-C2 Class F 5.519% due 07/10/37 (Þ)	135	140
Series 2005-C1 Class A2 4.353% due 06/10/48	184	184
Series 2005-C3 Class A4 5.046% due 07/10/45	154	153
Ginnie Mae I 9.500% due 2017	—	—
Ginnie Mae II 2.625% due 2027 (Ê)	37	39
2.000% due 2032 (Ê)	55	56
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class D 7.034% due 04/15/34	207	206
Series 2001-C2 Class C 6.870% due 04/15/34	285	285
Series 2004-C3 Class A4 4.547% due 12/10/41	2,406	2,418
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.969% due 05/25/35 (Ê)	62	57
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	490	503
Series 2007-4 Class A 4.206% due 06/16/29	402	411
Series 2010-14 Class A 4.500% due 06/16/39	488	532
Gracechurch Mortgage Financing PLC Series 2006-1 Class A6 0.360% due 11/20/56 (Ê)(Þ)	995	984
Greenpoint Mortgage Funding Trust Series 2006-AR8 Class 1A1A 0.267% due 01/25/47 (Ê)	77	74

	Principal Amount ($) or Shares	Market Value $
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 2.921% due 10/25/33 (Ê)	192	159
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A2 4.305% due 08/10/42	334	334
Series 2007-GG9 Class A4 5.444% due 03/10/39	100	107
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	820	820
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	67	69
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	327	341
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	16	17
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	25	25
Series 2005-RP1 Class 1A3 8.000% due 01/25/35 (Þ)	443	444
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	259	253
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	489	464
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	135	131
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.430% due 06/25/34	266	221
Series 2005-AR6 Class 2A1 2.780% due 09/25/35 (Ê)	400	375
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,509	1,952
Series 2006-3F Class 2A3 5.750% due 03/25/36	766	730
Series 2006-8F Class 4A17 6.000% due 09/25/36	1,394	1,201
Series 2007-AR1 Class 1A1 2.978% due 03/25/37	3,719	2,240
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 2.774% due 07/19/35	926	684
Holmes Master Issuer PLC Series 2007-2A Class 3A1 0.329% due 07/15/21 (Ê)	775	773
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class D 6.847% due 04/15/35	103	103
Series 2001-CIB3 Class D 6.963% due 11/15/35 (Þ)	885	899
Series 2001-CIBC Class E 6.912% due 03/15/33	183	183

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-C2 Class A1 4.326% due 12/12/34	53	54
Series 2002-C2 Class B 5.211% due 12/12/34	361	372
Series 2002-CIB4 Class A2 5.822% due 05/12/34	232	232
Series 2003-C1 Class A2 4.985% due 01/12/37	360	375
Series 2003-C1 Class B 5.095% due 01/12/37	175	180
Series 2004-CBX Class A3 4.184% due 01/12/37	9	9
Series 2006-CB15 Class A4 5.814% due 06/12/43	50	55
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	108
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	595	590
JPMorgan Mortgage Trust Series 2004-A2 Class 1A1 2.752% due 05/25/34	338	311
Series 2005-A1 Class 6T1 5.020% due 02/25/35 (Ê)	24	24
Series 2005-A3 Class 3A3 4.971% due 06/25/35	407	400
Series 2005-A4 Class 1A1 5.360% due 07/25/35	188	183
Series 2006-A6 Class 1A2 4.935% due 10/25/36	41	33
JPMorgan Reremic Series 2009-7 Class 2A1 6.000% due 02/27/37 (Þ)	1,120	1,137
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	547
LB-UBS Commercial Mortgage Trust
Series 2000-C4 Class D 7.700% due 07/15/32	46	47
Series 2001-C3 Class B 6.512% due 06/15/36	46	46
Series 2003-C7 Class A2 4.064% due 09/15/27	318	318
Series 2004-C2 Class A3 3.973% due 03/15/29	138	140
Series 2004-C7 Class A1A 4.475% due 10/15/29	179	184
Series 2004-C7 Class A5 4.628% due 10/15/29	232	241
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	3	3
Series 2006-1 Class 3A3 5.500% due 02/25/36	134	132
Mastr Adjustable Rate Mortgages Trust Series 2005-1 Class B1 3.352% due 03/25/35	320	36
Series 2005-6 Class 7A1 5.383% due 06/25/35	52	46

	Principal Amount ($) or Shares	Market Value $
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	204	208
Series 2005-1 Class 1A5 8.000% due 08/25/34 (Þ)	406	413
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	430	434
Mastr Specialized Loan Trust Series 2005-2 Class A2 5.006% due 07/25/35 (Þ)	108	108
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.667% due 06/15/30 (Ê)	423	400
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.397% due 02/25/36 (Ê)	53	38
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A2 4.960% due 07/12/38	262	267
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	213
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 2.138% due 04/25/35	1,191	1,084
Series 2005-1 Class 2A2 2.138% due 04/25/35	621	566
Series 2005-3 Class 5A 0.437% due 11/25/35 (Ê)	98	82
Morgan Stanley Capital I Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	109	110
Series 2004-IQ8 Class A3 4.500% due 06/15/40	5	5
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.466% due 02/15/33 (Þ)	55	55
Series 2001-TOP3 Class C 6.790% due 07/15/33	745	775
Series 2002-IQ2 Class B 5.930% due 12/15/35	75	77
Series 2002-TOP7 Class B 6.080% due 01/15/39	1,100	1,129
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	687	515
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	3,554	3,594
Series 2010-R3 Class 3A 2.400% due 12/08/20	1,028	1,038
Series 2011-C1 Class 2A 0.715% due 03/09/21 (Ê)	—	—
Nomura Asset Acceptance Corp. Series 2004-AR4 Class 1A1 2.463% due 12/25/34	851	797

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-WF1 Class 2A2 4.786% due 03/25/35	316	294
Permanent Master Issuer PLC Series 2011-1A Class 1A1 1.649% due 07/15/42 (Ê)(Þ)	1,510	1,509
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.587% due 02/25/34 (Ê)	64	60
Series 2004-CL1 Class 2A2 0.587% due 02/25/19 (Ê)	7	7
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	400	398
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	180	173
RBSCF Trust Series 2010-MB1 Class A2 3.686% due 04/15/24 (Þ)	1,075	1,128
Residential Accredit Loans, Inc. Series 2005-QS14 Class 2A1 6.000% due 09/25/35	291	208
Residential Asset Mortgage Products, Inc. Series 2004-SL4 Class A3 6.500% due 07/25/32	36	38
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	752	617
Series 2006-A9CB Class A6 6.000% due 09/25/36	721	401
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A7 6.000% due 10/25/36	700	576
Series 2006-SA3 Class 3A1 6.051% due 09/25/36	404	299
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class E 6.310% due 12/18/35	17	17
Series 2001-C2 Class C 6.842% due 11/13/36	290	291
Series 2002-KEY2 Class C 5.045% due 03/18/36	150	151
Series 2003-UP2 Class A1 4.000% due 12/25/18	212	220
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 Class 4A2 5.224% due 12/25/35	14	2
Structured Asset Mortgage Investments, Inc. Series 2002-AR3 Class A1 0.847% due 09/19/32 (Ê)	21	18
Structured Asset Securities Corp. Series 2001-21A Class 1A1 2.312% due 01/25/32 (Ê)	14	12
Series 2003-34A Class 6A 2.566% due 11/25/33	447	411
Series 2005-6 Class B2 5.277% due 05/25/35	177	9

	Principal Amount ($) or Shares	Market Value $
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.533% due 04/25/37 (Ê)	6,250	4,774
Thornburg Mortgage Securities Trust Series 2006-6 Class A1 0.297% due 11/25/46 (Ê)	265	263
Wachovia Bank Commercial Mortgage Trust Series 2002-C2 Class A2 4.043% due 11/15/34	9	9
Series 2003-C4 Class D 5.040% due 04/15/35	555	572
Series 2003-C5 Class B 4.107% due 06/15/35	110	112
Series 2005-C20 Class A5 5.087% due 07/15/42	278	280
Series 2006-WL7A Class A1 0.277% due 09/15/21 (Ê)(Þ)	1,069	1,031
Series 2007-C31 Class A4 5.509% due 04/15/47	100	107
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A 1.663% due 06/25/42 (Ê)	63	50
Series 2002-AR9 Class 1A 1.663% due 08/25/42 (Ê)	166	144
Series 2003-AR7 Class A7 2.453% due 08/25/33 (Ê)	185	178
Series 2004-AR13 Class A2A 0.558% due 11/25/34 (Ê)	507	409
Series 2005-AR13 Class A1A1 0.477% due 10/25/45 (Ê)	805	657
Series 2006-AR8 Class 1A5 4.369% due 08/25/46	1,120	95
Series 2006-AR8 Class 2A3 5.964% due 08/25/36 (Ê)	23	5
Series 2006-AR11 Class 2A 2.859% due 09/25/46 (Ê)	440	342
Series 2007-HY3 Class 4A1 2.655% due 03/25/37	2,320	1,931
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A2 2.745% due 01/25/35 (Ê)	224	203
Series 2004-BB Class A4 2.745% due 01/25/35 (Ê)	626	607
Series 2004-CC Class A1 4.903% due 01/25/35 (Ê)	1,136	1,093
Series 2004-DD Class 2A5 2.741% due 01/25/35 (Ê)	597	581
Series 2004-E Class A2 4.500% due 05/25/34 (Ê)	329	330
Series 2004-EE Class 3A1 2.873% due 12/25/34 (Ê)	202	198
Series 2004-I Class 1A1 2.859% due 07/25/34	244	232
Series 2004-T Class A1 2.766% due 09/25/34 (Ê)	398	377

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $

Series 2005-9 Class 1A1 4.750% due 10/25/35		216	217
Series 2005-17 Class 1A1 5.500% due 01/25/36		350	328
Series 2005-AR2 Class 2A1 2.743% due 03/25/35 (Ê)		357	323
Series 2005-AR2 Class 2A2 2.743% due 03/25/35 (Ê)		362	334
Series 2005-AR8 Class 2A1 2.784% due 06/25/35		171	162
Series 2005-AR16 Class 2A1 2.759% due 10/25/35		1,535	1,368
Series 2005-AR16 Class 6A3 2.775% due 10/25/35		4,415	3,924
Series 2006-3 Class A1 5.500% due 03/25/36		777	776
Series 2006-4 Class 2A3 5.750% due 04/25/36		544	299
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)		3,242	2,929
Series 2006-AR2 Class 2A1 2.747% due 03/25/36		612	535
Series 2006-AR4 Class 1A1 5.769% due 04/25/36 (Ê)		408	350
Series 2006-AR4 Class 2A1 5.617% due 04/25/36 (Ê)		91	83
Series 2006-AR5 Class 2A1 2.740% due 04/25/36 (Ê)		576	457
Series 2006-AR10 Class 4A1 2.743% due 07/25/36 (Ê)		787	609
Series 2006-AR14 Class 2A4 5.807% due 10/25/36 (Ê)		12	—
Series 2006-AR17 Class A1 4.907% due 10/25/36 (Ê)		2,266	1,756
Series 2006-AR18 Class 2A2 5.405% due 11/25/36		388	64
Series 2007-AR8 Class A1 6.083% due 11/25/37		1,231	992

			214,017

Municipal Bonds - 0.1%
New Jersey Economic Development Authority Revenue Bonds
1.247% due 06/15/13 (Ê)		1,000	1,002

Non-US Bonds - 4.8%
Arcos Dorados Holdings, Inc.
10.250% due 07/13/16 (Å)	BRL	755	509
Arran Residential Mortgages Funding PLC
Series 2011-1A Class A1B
2.624% due 11/19/47 (Ê)(Þ)	EUR	4,900	7,039
Brazil Notas do Tesouro Nacional Serie B
Series NTNB
6.000% due 05/15/13	BRL	445	593

		Principal Amount ($) or Shares	Market Value $
Brazil Notas do Tesouro Nacional Serie F
Series NTNF
10.000% due 01/01/17	BRL	900	522
10.000% due 01/01/21	BRL	1,038	577
Canada Housing Trust No. 1
2.750% due 09/15/14 (Þ)	CAD	300	323
2.450% due 12/15/15 (Þ)	CAD	7,400	7,855
Series 1
2.200% due 03/15/14 (Þ)	CAD	200	212
Canadian Government Bond
2.000% due 08/01/13	CAD	300	318
1.500% due 11/01/13	CAD	8,500	8,905
2.000% due 12/01/14	CAD	300	317
2.750% due 09/01/16	CAD	200	216
Chester Asset Receivables Dealings
Series 2008-A1 Class A
2.220% due 01/15/14 (Ê)	EUR	1,900	2,727
German Treasury Bills
4.000% due 01/04/18	EUR	150	240
Granite Master Issuer PLC
Series 2006-2 Class A6
0.741% due 12/20/54 (Ê)	GBP	1,290	2,022
Mexican Bonos
Series M
6.250% due 06/16/16	MXN	11,625	1,006
8.000% due 06/11/20	MXN	8,945	836
Morgan Stanley
1.029% due 03/01/13 (Ê)	EUR	1,400	1,987
Nationwide Building Society
1.730% due 12/22/16 (Ê)	EUR	4,300	5,826
Opera Finance PLC
Series 2005-CSC3 Class A
1.063% due 04/25/17 (Ê)	GBP	339	513
Poland Government Bond
Series 1020
5.250% due 10/25/20	PLN	1,635	566
Province of Ontario Canada
4.200% due 06/02/20	CAD	745	827
South Africa Government Bond
Series R208
6.750% due 03/31/21	ZAR	6,150	823
United Kingdom Gilt
3.750% due 09/07/20	GBP	1,075	1,888

			46,647

United States Government Agencies - 16.4%
Fannie Mae
5.250% due 08/01/12		2,230	2,339
4.625% due 10/15/13		4,400	4,791
2.750% due 03/13/14		2,600	2,739
4.375% due 10/15/15		2,300	2,583
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14		925	942
1.350% due 04/29/14		2,600	2,641
Zero coupon due 08/20/14		120,200	120,261
Zero coupon due 08/27/14		8,100	8,139
2.000% due 08/25/16		2,175	2,205

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association
1.125% due 06/27/14	1,900	1,920
0.875% due 08/28/14	5,100	5,102
1.625% due 10/26/15	2,000	2,024
Zero coupon due 10/09/19	2,205	1,594
Series 11
1.250% due 02/27/14	1,500	1,522
Freddie Mac
4.500% due 04/02/14	600	658

		159,460

United States Government Treasuries - 9.0%
United States Treasury
Principal Only STRIP
Zero coupon due 08/15/20	3,765	2,916
United States Treasury Inflation Indexed Bonds
1.625% due 01/15/15	2,325	2,553
2.000% due 01/15/16	848	959
0.125% due 04/15/16	2,457	2,565
2.500% due 07/15/16	1,119	1,305
2.125% due 01/15/19	1,694	1,980
United States Treasury Notes
0.375% due 06/30/13	800	800
0.375% due 07/31/13	46,965	46,976
0.625% due 07/15/14	14,920	14,953
1.500% due 07/31/16	2,960	2,978
2.250% due 07/31/18	5,990	5,990
3.125% due 05/15/21	3,995	4,104

		88,079

Total Long-Term Investments (cost $864,915)		877,761

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust (Å)	219	1,652
Federal Home Loan Mortgage Corp.	19,825	57
Federal National Mortgage Association	20,825	37
Wells Fargo & Co.	300	318

Total Preferred Stocks (cost $3,488)		2,064

Short-Term Investments - 16.3%
Ally Financial, Inc.
Series * 6.875% due 09/15/11	3,500	3,521
American Express Travel Related Services Co., Inc. 5.250% due 11/21/11 (Þ)	2,020	2,048
American International Group, Inc. 4.950% due 03/20/12	100	102
Banco Santander Chile 1.501% due 04/20/12 (Ê)(Þ)	700	701
BellSouth Corp. 4.463% due 04/26/12 (Þ)	6,600	6,772
Berkshire Hathaway Finance Corp. 4.000% due 04/15/12	440	451

	Principal Amount ($) or Shares	Market Value $
BP Capital Markets PLC 2.750% due 02/27/12	300	304
3.125% due 03/10/12	1,000	1,015
Canada Housing Trust No. 1 4.000% due 06/15/12 (Þ)	300	321
Citigroup, Inc. 5.100% due 09/29/11	1,200	1,208
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	258
CVS Caremark Corp. 5.750% due 08/15/11	800	801
Daimler Finance NA LLC 7.300% due 01/15/12	2,000	2,059
Danske Bank A/S 2.500% due 05/10/12 (Þ)	200	203
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	367
Erste Abwicklungsanstalt 0.350% due 01/11/12 (ž)	2,700	2,696
Export-Import Bank of Korea 1.050% due 03/03/12 (Þ)	700	581
FCE Bank PLC 7.125% due 01/16/12	1,100	1,602
Federal National Mortgage Association 2.000% due 01/09/12	210	212
Federal National Mortgage Association Discount Notes Zero coupon due 11/09/11 (ž)	6,360	6,358
Ford Motor Credit Co. LLC 2.996% due 01/13/12 (Ê)	300	301
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	100	145
Fortune Brands, Inc. 3.000% due 06/01/12	745	754
Freddie Mac 2.125% due 03/23/12	325	329
Hewlett-Packard Co. 4.250% due 02/24/12	330	337
ING Bank NV 2.625% due 02/09/12 (Þ)	3,400	3,438
1.046% due 03/30/12 (Ê)(Þ)	300	300
International Lease Finance Corp. 5.400% due 02/15/12	200	202
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)	1,600	1,590
Zero coupon due 02/06/12 (ž)	3,500	3,475
Jackson National Life Fund LLC 0.628% due 08/06/11	2,600	2,600
Kells Funding, LLC 0.238% due 08/04/11 (ç)(ž)	8,000	8,000
0.170% due 08/29/11 (ç)(ž)	2,000	2,000
0.230% due 09/02/11 (ç)(ž)	3,900	3,899
0.270% due 10/04/11 (ž)	2,000	1,999
0.270% due 11/03/11 (ž)	600	600
MeadWestvaco Corp. 6.850% due 04/01/12	700	723

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

New Cingular Wireless Services, Inc. 8.125% due 05/01/12	1,200		1,266
NextEra Energy Capital Holdings, Inc. 5.625% due 09/01/11	240		241
Pfizer, Inc. 4.450% due 03/15/12	490		502
Pricoa Global Funding I 0.353% due 01/30/12 (Ê)(Þ)	200		199
Qwest Corp. 8.875% due 03/15/12	850		888
Regions Financial Corp. 0.417% due 06/26/12 (Ê)	1,100		1,082
Russell U.S. Cash Management Fund	82,614,490	(¥)	82,614
Santander US Debt SA Unipersonal 1.046% due 03/30/12 (Ê)(Þ)	1,800		1,796
SBAB Bank AB 3.125% due 03/23/12 (Þ)	1,500		1,527
SLM Corp. 0.483% due 10/25/11 (Ê)	200		199
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	300		433
Springleaf Finance Corp. Series MTNI 4.875% due 07/15/12	300		299
Sprint Capital Corp. 8.375% due 03/15/12	950		986
State of Illinois General Obligation Unlimited 2.766% due 01/01/12	1,000		1,006
UBS AG 1.359% due 02/23/12 (Ê)	700		704
Union Pacific Corp. 6.500% due 04/15/12	345		359
United States Treasury Bills 0.041% due 08/18/11 (ç)(ž)	320		320
0.046% due 08/18/11 (ç)(ž)	260		260
0.071% due 08/18/11 (ç)(ž)	690		690
0.080% due 08/18/11 (ç)(ž)	50		50
0.146% due 08/18/11 (ç)(ž)	5		5
0.040% due 09/08/11 (ç)(ž)	371		371
0.052% due 09/15/11 (ç)(ž)	140		140

Total Short-Term Investments (cost $157,805)			158,209

Repurchase Agreements - 12.3%
Agreement with Bank of America and State Street Bank (Tri-Party) of $60,300 dated July 29, 2011, at 0.165% to be repurchased at $60,300 on August 1, 2011, collateralized by: $59,477 par various United States Government Agency Obligations, valued at $61,840.	60,300		60,300

	Principal Amount ($) or Shares	Market Value $
Agreement with Barclays Capital, Inc. and State Street Bank (Tri-Party) of $5,000 dated July 29, 2011, at 0.170% to be repurchased at $5,000 on August 1, 2011, collateralized by: $4,950 par various United States Government Agency Obligations, valued at $5,285.	5,000	5,000
Agreement with Citigroup and State Street Bank (Tri-Party) of $16,600 dated July 29, 2011, at 0.170% to be repurchased at $16,600 on August 1, 2011, collateralized by: $16,775 par various United States Treasury Obligations, valued at $16,906.	16,600	16,600
Agreement with Goldman Sachs and State Street Bank (Tri-Party) of $10,000 dated July 29, 2011, at 0.220% to be repurchased at $10,000 on August 1, 2011, collateralized by: $9,662 par various United States Government Agency Obligations, valued at $10,355.	10,000	10,000
Agreement with Morgan Stanley and State Street Bank (Tri-Party) of $28,400 dated July 29, 2011, at 0.170% to be repurchased at $28,400 on August 1, 2011, collateralized by: $27,556 par various United States Treasury Obligations, valued at $29,356.	28,400	28,400

Total Repurchase Agreements (cost $120,300)		120,300

Total Investments - 118.9% (identified cost $1,146,508)		1,158,334

Other Assets and Liabilities, Net - (18.9%)		(184,006)

Net Assets - 100.0%		974,328

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	10	USD	2,491	09/11	1
Eurodollar Futures (CME)	185	USD	46,002	03/12	157
Eurodollar Futures (CME)	574	USD	142,682	06/12	536
Eurodollar Futures (CME)	271	USD	67,323	09/12	134
Eurodollar Futures (CME)	220	USD	54,601	12/12	117
Eurodollar Futures (CME)	145	USD	35,949	03/13	121
Eurodollar Futures (CME)	164	USD	40,600	06/13	103
Eurodollar Futures (CME)	34	USD	8,401	09/13	34
Eurodollar Futures (CME)	22	USD	5,423	12/13	22
Eurodollar Futures (CME)	18	USD	4,426	03/14	22
Eurodollar Futures (CME)	3	USD	736	06/14	4
United States Treasury 2 Year Note Futures	473	USD	104,023	09/11	236
United States Treasury 5 Year Note Futures	561	USD	68,131	09/11	533

Short Positions
United States Treasury 5 Year Note Futures	380	USD	46,149	09/11	(928)
United States Treasury 10 Year Note Futures	415	USD	52,161	09/11	(1,373)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(281)

See accompanying notes which are an integral part of this quarterly report.

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Put	237	99.38	USD	593	09/19/11	(22)
Eurodollar Futures	Put	54	99.00	USD	135	03/19/12	(10)
Forward Volatility Agreements	Call	1	0.00	USD	5,600	10/11/11	(84)
Forward Volatility Agreements	Call	2	0.01	USD	6,200	10/11/11	(34)
Forward Volatility Agreements	Call	1	0.00	USD	2,900	11/14/11	(44)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		3,700	09/21/11	(5)
USD Three Month LIBOR/USD 3.000%	Call	1	0.00		2,700	10/11/11	(42)
USD Three Month LIBOR/USD 1.750%	Call	1	0.00		5,700	11/14/11	(44)
USD Three Month LIBOR/USD 0.850%	Call	4	0.00		48,900	12/21/11	(66)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		3,700	09/21/11	(1)
EUR 1.500%/EUR Three Month EURIBOR	Put	1	0.00		8,900	09/21/11	(17)
USD Three Month LIBOR/USD 1.200%	Put	1	0.00		4,100	09/21/11	(2)
USD 4.250%/USD Three Month LIBOR	Put	1	0.00		2,700	10/11/11	—
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		6,400	11/14/11	(3)
USD 2.750%/USD Three Month LIBOR	Put	1	0.00		5,700	11/14/11	(5)
USD 2.750%/USD Three Month LIBOR	Put	2	0.00		14,800	06/18/12	(32)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		30,000	06/18/12	(50)
USD 3.250%/USD Three Month LIBOR	Put	2	0.00		5,200	07/16/12	(34)
USD 2.250%/USD Three Month LIBOR	Put	3	0.00		26,600	09/24/12	(58)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		24,400	07/11/13	(94)

Total Liability for Options Written (premiums received $1,487)							(647)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	158	GBP	97	08/02/11	1
Bank of America	GBP	97	USD	158	09/13/11	(1)
Bank of America	MXN	3,768	USD	325	08/08/11	5
Barclays Bank PLC	USD	8,557	BRL	13,770	09/02/11	251
Barclays Bank PLC	USD	392	CNY	2,534	08/26/11	1
Barclays Bank PLC	USD	5,400	CNY	34,852	11/15/11	17
Barclays Bank PLC	USD	2,120	INR	96,214	08/12/11	53
Barclays Bank PLC	USD	7,144	MXN	85,211	10/05/11	74
Barclays Bank PLC	USD	1,369	ZAR	9,409	10/28/11	21
Barclays Bank PLC	BRL	13,770	USD	8,612	08/02/11	(267)
Barclays Bank PLC	EUR	794	USD	1,139	08/08/11	(2)
Barclays Bank PLC	EUR	2,809	USD	3,979	10/19/11	(50)
Barclays Bank PLC	GBP	100	USD	164	08/02/11	—
Barclays Bank PLC	JPY	44,577	USD	553	08/08/11	(26)
BNP Paribas	CAD	98	USD	100	09/19/11	(3)
Citibank	USD	2,147	INR	96,214	11/18/11	(11)
Citibank	USD	5,355	KRW	5,877,323	08/12/11	216
Citibank	USD	1,726	TRY	2,850	10/27/11	(66)
Citibank	USD	355	TWD	10,186	09/27/11	(2)
Citibank	CAD	388	USD	392	09/19/11	(14)
Citibank	GBP	340	USD	544	09/13/11	(13)
Citibank	INR	96,214	USD	2,170	08/12/11	(3)
Credit Suisse First Boston	EUR	14,103	USD	19,691	10/19/11	(535)
Deutsche Bank AG	USD	2,704	IDR	23,240,000	10/31/11	(2)
Deutsche Bank AG	CAD	4,562	USD	4,631	09/19/11	(139)
Deutsche Bank AG	EUR	493	USD	695	10/19/11	(12)
Deutsche Bank AG	EUR	500	USD	705	10/19/11	(12)
Goldman Sachs	USD	2,773	PHP	120,560	09/29/11	73
HSBC Bank PLC	USD	—	EUR	—	08/01/11	—
HSBC Bank PLC	BRL	164	USD	100	08/02/11	(6)
HSBC Bank PLC	BRL	165	USD	100	08/02/11	(6)
HSBC Bank PLC	EUR	—	USD	4	08/01/11	4
JPMorgan Chase Bank	USD	662	CAD	635	08/08/11	3
JPMorgan Chase Bank	USD	664	CAD	635	09/09/11	—
JPMorgan Chase Bank	USD	1,142	EUR	794	08/08/11	(1)
JPMorgan Chase Bank	USD	1,870	GBP	1,138	08/08/11	(2)
JPMorgan Chase Bank	USD	579	JPY	44,577	08/08/11	—
JPMorgan Chase Bank	USD	5,540	KRW	5,877,323	11/14/11	(5)
JPMorgan Chase Bank	CAD	635	USD	665	08/08/11	—
JPMorgan Chase Bank	EUR	794	USD	1,141	09/09/11	1
JPMorgan Chase Bank	GBP	1,138	USD	1,817	08/08/11	(51)
JPMorgan Chase Bank	GBP	1,138	USD	1,869	09/09/11	2
JPMorgan Chase Bank	JPY	44,577	USD	579	09/09/11	(1)
JPMorgan Chase Bank	KRW	5,877,323	USD	5,574	08/12/11	3
Morgan Stanley & Co., Inc.	USD	107	MYR	321	08/11/11	2
Morgan Stanley & Co., Inc.	EUR	14,104	USD	19,654	10/19/11	(574)
Royal Bank of Canada	USD	7,701	EUR	5,369	10/19/11	(1)
Royal Bank of Canada	CAD	197	USD	199	09/19/11	(7)
Royal Bank of Canada	CAD	197	USD	199	09/19/11	(7)
Royal Bank of Canada	CAD	1,863	USD	1,889	09/19/11	(58)
Royal Bank of Canada	GBP	184	USD	300	09/13/11	(2)
Royal Bank of Scotland PLC	GBP	60	USD	97	09/13/11	(2)
Royal Bank of Scotland PLC	GBP	240	USD	387	09/13/11	(6)

See accompanying notes which are an integral part of this quarterly report.

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	9,024	BRL	14,589	08/02/11	383
UBS AG	BRL	163	USD	100	08/02/11	(5)
UBS AG	BRL	326	USD	200	08/02/11	(11)
UBS AG	GBP	2,357	USD	3,870	09/13/11	3

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(790)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	608
Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	8
Barclays Bank PLC	BRL	400	11.990%	Brazil Interbank Deposit Rate	01/02/14	—
BNP Paribas	BRL	1,100	11.390%	Brazil Interbank Deposit Rate	01/02/12	5
BNP Paribas	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	2
BNP Paribas	BRL	2,800	12.800%	Brazil Interbank Deposit Rate	01/02/13	46
BNP Paribas	BRL	400	12.110%	Brazil Interbank Deposit Rate	01/02/14	1
BNP Paribas	BRL	3,700	12.560%	Brazil Interbank Deposit Rate	01/02/14	35
BNP Paribas	USD	19,100	1.000%	Fed Fund Effective Rate	09/19/14	58
Citibank	USD	36,100	Three Month LIBOR	3.500%	06/15/21	(1,917)
Credit Suisse Financial Products	BRL	100	11.760%	Brazil Interbank Deposit Rate	01/02/12	1
Credit Suisse Financial Products	BRL	2,400	12.480%	Brazil Interbank Deposit Rate	01/02/13	25
Goldman Sachs	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	6
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	14
HSBC	BRL	1,200	11.360%	Brazil Interbank Deposit Rate	01/02/12	15
HSBC	BRL	2,900	11.140%	Brazil Interbank Deposit Rate	01/02/12	42
HSBC	BRL	500	11.880%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	6
HSBC	BRL	3,000	12.830%	Brazil Interbank Deposit Rate	01/02/13	50
HSBC	BRL	3,500	12.300%	Brazil Interbank Deposit Rate	01/02/13	50
HSBC	BRL	200	12.540%	Brazil Interbank Deposit Rate	01/02/14	3
JP Morgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	27
JP Morgan	BRL	5,500	12.070%	Brazil Interbank Deposit Rate	01/02/13	11
JP Morgan	BRL	700	12.200%	Brazil Interbank Deposit Rate	01/02/14	4
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	11
Merrill Lynch	BRL	1,600	10.990%	Brazil Interbank Deposit Rate	01/02/12	13
Merrill Lynch	BRL	3,200	11.140%	Brazil Interbank Deposit Rate	01/02/12	46
Merrill Lynch	BRL	5,300	11.360%	Brazil Interbank Deposit Rate	01/02/12	64
Merrill Lynch	BRL	5,600	11.900%	Brazil Interbank Deposit Rate	01/02/13	24
Morgan Stanley	BRL	2,000	11.630%	Brazil Interbank Deposit Rate	01/02/12	10
Morgan Stanley	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/13	5
Morgan Stanley	BRL	7,500	12.590%	Brazil Interbank Deposit Rate	01/02/13	92
Morgan Stanley	BRL	3,400	11.890%	Brazil Interbank Deposit Rate	01/02/14	(26)
Royal Bank of Canada	BRL	400	11.955%	Brazil Interbank Deposit Rate	01/02/13	—
Royal Bank of Scotland	BRL	300	12.080%	Brazil Interbank Deposit Rate	01/02/12	3
Royal Bank of Scotland	BRL	400	11.950%	Brazil Interbank Deposit Rate	01/02/13	(1)
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	4
UBS	BRL	700	11.420%	Brazil Interbank Deposit Rate	01/02/12	3
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	43
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(18)
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	3
UBS	BRL	300	12.250%	Brazil Interbank Deposit Rate	01/02/14	2

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $48						(621)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

GE Capital Corp.	Citibank	9.928%	USD	200	4.325%	12/20/13	16
GE Capital Corp.	Citibank	9.928%	USD	100	4.900%	12/20/13	9
GE Capital Corp.	Deutsche Bank	9.928%	USD	200	4.230%	12/20/13	16
Metlife Inc.	JP Morgan	7.303%	USD	1,400	1.000%	09/20/13	8
Petbra	Deutsche Bank	7.445%	USD	600	1.000%	09/20/12	2

Total Market Value on Open Corporate Issues Premiums Paid (Received) - $(71)							68

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Bank of America	USD	28,900	1.000%	06/20/16	61
Dow Jones CDX Index	Barclays Bank PLC	USD	1,800	5.000%	06/20/15	202
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	112
Dow Jones CDX Index	Barclays Bank PLC	USD	800	5.000%	12/20/15	97
Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%	06/20/16	26
Dow Jones CDX Index	Deutsche Bank	USD	17,500	1.000%	06/20/16	37
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%	12/20/12	7
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%	12/20/15	24
Dow Jones CDX Index	HSBC	USD	200	5.000%	12/20/15	24
Dow Jones CDX Index	HSBC	USD	1,700	5.000%	06/20/15	191
Dow Jones CDX Index	JP Morgan	USD	96	0.553%	12/20/17	1
Dow Jones CDX Index	Morgan Stanley	USD	200	5.000%	12/20/15	24
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%	06/20/15	34
Dow Jones CDX Index	Pershing LLC 1st Republic P.B.	USD	96	0.548%	12/20/17	1
Dow Jones CDX Index	UBS	USD	7,000	1.000%	06/20/16	15

Total Market Value on Open Credit Indices Premiums Paid (Received) - $842						856

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Abu Dhabi	Morgan Stanley	8.334%	USD	900	1.000%	12/20/15	7
Brazil Government International Bond	Barclays Bank PLC	9.876%	USD	1,700	1.000%	09/20/15	—
Brazil Government International Bond	Citibank	9.876%	USD	1,000	1.000%	09/20/15	—
Brazil Government International Bond	HSBC	9.876%	USD	700	1.000%	09/20/15	—
Brazil Government International Bond	UBS	9.876%	USD	500	1.000%	09/20/15	—
Brazil Government International Bond	Citibank	10.722%	USD	3,300	1.000%	03/20/16	(11)
Brazil Government International Bond	HSBC	10.722%	USD	300	1.000%	03/20/16	(1)
Brazil Government International Bond	Credit Suisse Financial Products	11.083%	USD	2,200	1.000%	06/20/16	(12)
France Government International Bond	Citibank	11.036%	USD	900	0.250%	12/20/15	(32)
France Government International Bond	HSBC	12.124%	USD	1,700	0.250%	09/20/16	(78)
France Government International Bond	Morgan Stanley	12.124%	USD	2,600	0.250%	09/20/16	(120)
Italy Government International Bond	BNP Paribas	31.020%	USD	1,900	1.000%	06/20/16	(177)
Japan Government International Bond	Pamure Gordon Co. Ltd.	7.329%	USD	800	1.000%	06/20/15	8
Japan Government International Bond	Bank of America	8.059%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Barclays Bank PLC	8.059%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Morgan Stanley	8.059%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	UBS	8.059%	USD	500	1.000%	12/20/15	4
Japan Government International Bond	Bank of America	8.438%	USD	1,100	1.000%	03/20/16	8

See accompanying notes which are an integral part of this quarterly report.

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Japan Government International Bond	Bank of America	8.438%	USD	800	1.000%	03/20/16	6
Japan Government International Bond	Barclays Bank PLC	8.438%	USD	1,400	1.000%	03/20/16	10
Japan Government International Bond	JP Morgan	8.438%	USD	1,200	1.000%	03/20/16	8
Japan Government International Bond	JP Morgan	8.438%	USD	700	1.000%	03/20/16	5
Mexico Government International Bond	Barclays Bank PLC	9.789%	USD	1,700	1.000%	09/20/15	3
Mexico Government International Bond	Deutsche Bank	10.518%	USD	1,100	1.000%	03/20/16	(2)
Mexico Government International Bond	Deutsche Bank	10.828%	USD	2,500	1.000%	06/20/16	(9)
Mexico Government International Bond	HSBC	14.308%	USD	1,300	1.000%	03/20/21	(48)
Spain Government International Band	Bank of America	35.211%	USD	100	1.000%	03/20/16	(11)
Spain Government International Band	Citibank	35.320%	USD	1,900	1.000%	06/20/16	(212)
United Kingdom Gilt	BNP Paribas	5.671%	USD	400	1.000%	03/20/15	6
United Kingdom Gilt	Citibank	5.671%	USD	500	1.000%	03/20/15	8
United Kingdom Gilt	Goldman Sachs	5.671%	USD	600	1.000%	03/20/15	9
United Kingdom Gilt	UBS	5.671%	USD	200	1.000%	03/20/15	3
United Kingdom Gilt	UBS	5.671%	USD	300	1.000%	03/20/15	5
United Kingdom Gilt	UBS	5.671%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	UBS	5.671%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Deutsche Bank	6.886%	USD	400	1.000%	03/20/16	6
United Kingdom Gilt	Goldman Sachs	6.886%	USD	300	1.000%	03/20/16	4
United Kingdom Gilt	UBS	7.168%	USD	800	1.000%	06/20/16	11
United Kingdom Gilt	Goldman Sachs	7.421%	USD	1,300	1.000%	09/20/16	17
United Kingdom Gilt	Morgan Stanley	7.421%	USD	1,100	1.000%	09/20/16	14

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - $(295)							(555)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $476							369

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$64,967	$921	$65,888
Corporate Bonds and Notes	—	171,289	—	171,289
International Debt	—	128,523	1,631	130,154
Loan Agreements	—	1,225	—	1,225
Mortgage-Backed Securities	—	210,827	3,190	214,017
Municipal Bonds	—	1,002	—	1,002
Non-US Bonds	—	46,647	—	46,647
United States Government Agencies	—	159,460	—	159,460
United States Government Treasuries	—	88,079	—	88,079
Preferred Stocks	412	—	1,652	2,064
Short-Term Investments	—	158,209	—	158,209
Repurchase Agreements	—	120,300	—	120,300

Total Investments	412	1,150,528	7,394	1,158,334

Other Financial Instruments
Futures Contracts	(281)	—	—	(281)
Options Written	(32)	(453)	(162)	(647)
Foreign Currency Exchange Contracts	4	(794)	—	(790)
Interest Rate Swap Contracts	—	(669)	—	(669)
Credit Default Swap Contracts	—	(107)	—	(107)

Total Other Financial Instruments*	$(309)	$(2,023)	$(162)	$(2,494)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending July 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 97.3%
Alabama - 0.9%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,108
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,144
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,448
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	267
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,485

				5,452

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	720	5.000	01/01/21	788

Arizona - 3.0%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,269
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,148
Arizona School Facilities Board Revenue Bonds	1,500	5.000	07/01/16	1,701
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	502
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,682
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,735
City of Mesa Arizona Revenue Bonds (µ)	1,000	5.250	07/01/14	1,111
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,301
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,300
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,786

				17,535

Arkansas - 0.3%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,906

California - 8.5%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	495	5.700	08/15/14	497
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,710
California Municipal Finance Authority Revenue Bonds	560	5.250	02/01/24	546
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,038
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/14	1,112
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,162
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,164
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	2,935
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,131
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,423
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,103
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,582
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,468
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	636
City of Vernon California Revenue Bonds	1,775	5.125	08/01/21	1,820
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,117
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	933
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	783
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	500
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	709
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	953
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,262
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,215
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,634
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,116
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	271
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	414

Russell Tax Exempt Bond Fund	199

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,112
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,023
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,045
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,203
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,161
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,438
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,871
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,159
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,118
State of California General Obligation Unlimited (µ)(Ê)	100	0.180	07/01/23	100
State of California General Obligation Unlimited (µ)(Ê)	700	0.180	05/01/34	700
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,676
University of California Revenue Bonds	500	4.000	05/15/14	545
Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	472

				49,857

Colorado - 0.3%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,013
Colorado Housing & Finance Authority Revenue Bonds	10	6.300	08/01/12	10
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/16	21
Colorado Housing & Finance Authority Revenue Bonds	10	6.700	10/01/16	10
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	867

				1,921

Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,742
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,892

				5,634

Delaware - 0.5%
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,560
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,184

				2,744

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,014

Florida - 7.5%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,074
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,806
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,648
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,887
City of Lakeland Florida Revenue Bonds (µ)	2,000	5.000	10/01/17	2,275
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,108
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	503
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	565
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,050
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,747
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,014
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,098
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,320
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,000	5.000	07/01/15	1,108
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,166
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	502
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,169
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,103

200	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	545	5.750	04/01/18	546
JEA Revenue Bonds	1,000	5.000	10/01/17	1,174
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,141
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,945
Orlando Utilities Commission Revenue Bonds (æ)	370	5.250	10/01/11	377
Orlando Utilities Commission Revenue Bonds	1,500	5.000	10/01/19	1,752
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,092
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	847
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,161
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,962
State of Florida Revenue Bonds (µ)	1,000	5.250	01/01/13	1,065
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,497
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,104

				43,806

Georgia - 4.3%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,242
City of Atlanta Georgia Revenue Bonds	2,000	5.000	01/01/16	2,259
City of Atlanta Georgia Revenue Bonds	2,500	5.000	01/01/20	2,809
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,183
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,209
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,449
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,055
Marietta Development Authority Revenue Bonds	515	6.250	06/15/20	495
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,007
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,088
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,624
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,305
State of Georgia General Obligation Unlimited	1,000	5.000	11/01/16	1,191
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,481
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,709

				25,106

Guam - 0.1%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	509

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,702
Hawaii Housing & Community Development Corp. Revenue Bonds	195	3.700	01/01/22	200
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,139
State of Hawaii General Obligation Unlimited	1,290	5.000	06/01/15	1,483

				4,524

Idaho - 0.5%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/12	1,272
Boise State University Revenue Bonds (µ)	5	5.375	04/01/22	5
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,483

				2,760

Illinois - 4.1%
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/14	1,106
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,701
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,188
City of Chicago Illinois Revenue Bonds (µ)	1,000	5.000	01/01/19	1,068
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,121

Russell Tax Exempt Bond Fund	201

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	704
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,106
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	470
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,062
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,047
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,600
State of Illinois General Obligation Unlimited	1,250	5.000	01/01/17	1,390
State of Illinois General Obligation Unlimited	2,500	5.000	01/01/18	2,776
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,384
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,143
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,233

				24,099

Indiana - 1.7%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,139
City of Indianapolis Indiana Revenue Bonds (µ)	1,000	5.000	08/15/23	1,058
City of Whiting Indiana Revenue Bonds	375	5.000	01/01/16	417
Indiana Bond Bank Revenue Bonds (µ)	95	5.750	08/01/13	98
Indiana Development Finance Authority Revenue Bonds (µ)(Ê)	2,000	0.200	11/01/35	2,000
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,070
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,780
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,173
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,165

				9,900

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,090
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,907

				2,997

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,180	Zero coupon	06/01/21	1,261
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	527

				1,788

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,083
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,783
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,168

				4,034

Maryland - 2.7%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,182
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,262
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,023
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,113
Maryland Economic Development Corp. Revenue Bonds	1,350	5.750	09/01/25	1,338
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	881
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	525
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,209
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,169
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,692
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,694
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,384

				15,472

202	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Massachusetts - 1.8%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,101
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,203
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,642
Massachusetts Development Finance Agency Revenue Bonds	30	5.125	12/01/11	30
Massachusetts Development Finance Agency Revenue Bonds	40	5.150	10/01/14	43
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,043
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,073
Massachusetts State Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,525
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,288
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,718

				10,666

Michigan - 2.1%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,063
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,057
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,114
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,681
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	546
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,008
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,071
Michigan State Housing Development Authority Revenue Bonds (µ)	75	4.150	10/01/13	77
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,205
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,183

				12,005

Minnesota - 2.9%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,337
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,071
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,213
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,316
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	811
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,367
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	611
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,162
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,564
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,183

				16,635

Mississippi - 0.5%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,110
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,769

				2,879

Missouri - 0.8%
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,800
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,804

				4,604

Nevada - 1.0%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,085
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,041
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,134
County of Clark Nevada Revenue Bonds (µ)	2,500	5.000	07/01/22	2,666

				5,926

Russell Tax Exempt Bond Fund	203

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New Jersey - 4.2%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,052
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,095
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,073
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,592
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	09/01/17	2,259
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,801
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	09/01/20	2,197
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,371
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	1,016
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,115
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,143
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)	1,500	5.000	06/15/18	1,624
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,500	5.000	12/15/18	2,803
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,495

				24,636

New Mexico - 0.7%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	4,040

New York - 10.5%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,618
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,365
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,480
City of New York New York General Obligation Unlimited (æ)	235	5.250	11/01/11	240
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	874
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	794
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,725
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,538
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,750
City of Troy New York Revenue Bonds	1,000	5.000	09/01/20	1,116
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,123
Hempstead Town Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,718
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,655
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,695
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,565
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	956
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,038
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,791
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,012
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,196
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,152
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,044
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,075
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,704
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,047
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	862
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,805
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,698
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,426
Port Authority of New York & New Jersey Revenue Bonds	2,500	6.500	12/01/28	2,639
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,786
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,653
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,070
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,122
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,191

204	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,449
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,024

				60,996

North Carolina - 2.6%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,186
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	737
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	379
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,533
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	214
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,028
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,070
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,262
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,990
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,176
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,272

				14,847

Ohio - 1.3%
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,265
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,265
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,205
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,158
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,861

				7,754

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	298
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,078

				1,376

Oregon - 1.7%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,372
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,354
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,291
State of Oregon General Obligation Unlimited	2,500	5.000	05/01/27	2,779

				9,796

Pennsylvania - 6.0%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,300
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	994
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,062
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,355
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,111
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,179
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,786
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,125
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,572
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,132
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,048
Delaware County Industrial Development Authority Revenue Bonds	1,035	5.250	08/15/30	915
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	184
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,047
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,247
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	620
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,183

Russell Tax Exempt Bond Fund	205

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,229
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,125	6.000	07/01/21	1,218
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,940	5.250	05/01/24	2,062
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,168
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,589
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,526
Sayre Health Care Facilities Authority Revenue Bonds (æ)	210	5.300	12/01/11	215
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,179

				35,046

Puerto Rico - 4.5%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	812
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	743
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,789
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,955
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,133
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,101
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	564
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,100
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	201
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,053
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,272
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	552
Puerto Rico Public Finance Corp. Revenue Bonds (µ)(Ê)	2,250	5.750	08/01/27	2,290
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)(Ê)	1,300	5.000	08/01/11	1,300
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,733
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,039
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,722

				26,359

South Carolina - 1.0%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,015
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,113
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/11	1,008
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,887

				6,023

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	272
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,397

				1,669

Tennessee - 1.3%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,833
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,321
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,242
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	950

				7,346

Texas - 9.3%
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	886
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	455
Central Texas Regional Mobility Authority Revenue Bonds	1,070	5.750	01/01/31	1,058
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,137
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,136
City of Dallas Texas Revenue Bonds (µ)	2,500	5.000	10/01/17	2,975

206	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

City of Dallas Texas Revenue Bonds	2,000	5.000	10/01/18	2,387
City of Fort Worth Texas Revenue Bonds	1,000	5.000	02/15/13	1,070
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,737
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,051
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	763
City of San Antonio Texas Revenue Bonds	50	5.250	02/01/13	54
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,105
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,180
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,545
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,206
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,159
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,142
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,312
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,324
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	296
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	210
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	261
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,080
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,367
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	855
Gulf Coast Waste Disposal Authority Revenue Bonds (Ê)	300	2.300	01/01/26	305
Gulf Coast Waste Disposal Authority Revenue Bonds (Ê)	590	2.300	01/01/42	600
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,499
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,132
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,175
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,053
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,398
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	452
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,532
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,179
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,730
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,301
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,611
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,388
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,696

				54,234

Utah - 0.4%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	202
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,366

				2,568

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	212

Virginia - 2.5%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	561
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	693
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,128
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,966
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,194
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,358
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,562
Virginia College Building Authority Revenue Bonds (æ)	2,065	5.000	02/01/14	2,290
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	361
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,319

Russell Tax Exempt Bond Fund	207

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Market Value $

Virginia Public Building Authority Revenue Bonds	1,000		5.000	08/01/14	1,125
Virginia Public School Authority Revenue Bonds	1,000		5.000	08/01/17	1,184

					14,741

Washington - 3.3%
City of Seattle Washington Revenue Bonds	1,500		5.000	02/01/14	1,656
Clark County Public Utility District No. 1 Revenue Bonds	1,375		5.000	01/01/14	1,492
County of King Washington Revenue Bonds (µ)	1,625		5.000	01/01/14	1,788
Energy Northwest Revenue Bonds	1,000		5.000	07/01/14	1,122
Energy Northwest Revenue Bonds	2,500		5.000	07/01/15	2,873
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,260
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000		5.000	12/01/19	1,091
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,131
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,304
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000		5.000	12/01/18	1,119
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,102
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)	2,000		5.000	12/01/18	2,262
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,184

					19,384

Wisconsin - 0.4%
City of Madison Wisconsin Revenue Bonds (Ê)	280		4.875	10/01/27	288
State of Wisconsin Revenue Bonds (µ)	1,500		5.000	07/01/19	1,761
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210		5.250	05/01/12	212
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	225

					2,486

Total Municipal Bonds (cost $544,995)					568,074

Short-Term Investments - 2.5%
Russell U.S. Cash Management Fund	14,825,555	(¥)			14,826

Total Short-Term Investments (cost $14,826)					14,826

Total Investments - 99.8% (identified cost $559,821)					582,900

Other Assets and Liabilities, Net - 0.2%					968

Net Assets - 100.0%					583,868

See accompanying notes which are an integral part of this quarterly report.

208	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,452	$—	$5,452
Alaska	—	788	—	788
Arizona	—	17,535	—	17,535
Arkansas	—	1,906	—	1,906
California	—	49,857	—	49,857
Colorado	—	1,921	—	1,921
Connecticut	—	5,634	—	5,634
Delaware	—	2,744	—	2,744
District of Columbia	—	1,014	—	1,014
Florida	—	43,806	—	43,806
Georgia	—	25,106	—	25,106
Guam	—	509	—	509
Hawaii	—	4,524	—	4,524
Idaho	—	2,760	—	2,760
Illinois	—	24,099	—	24,099
Indiana	—	9,900	—	9,900
Iowa	—	2,997	—	2,997
Kansas	—	1,788	—	1,788
Louisiana	—	4,034	—	4,034
Maryland	—	15,472	—	15,472
Massachusetts	—	10,666	—	10,666
Michigan	—	12,005	—	12,005
Minnesota	—	16,635	—	16,635
Mississippi	—	2,879	—	2,879
Missouri	—	4,604	—	4,604
Nevada	—	5,926	—	5,926
New Jersey	—	24,636	—	24,636
New Mexico	—	4,040	—	4,040
New York	—	60,996	—	60,996
North Carolina	—	14,847	—	14,847
Ohio	—	7,754	—	7,754
Oklahoma	—	1,376	—	1,376
Oregon	—	9,796	—	9,796
Pennsylvania	—	35,046	—	35,046
Puerto Rico	—	26,359	—	26,359
South Carolina	—	6,023	—	6,023
South Dakota	—	1,669	—	1,669
Tennessee	—	7,346	—	7,346
Texas	—	54,234	—	54,234
Utah	—	2,568	—	2,568
Virgin Islands	—	212	—	212
Virginia	—	14,741	—	14,741
Washington	—	19,384	—	19,384
Wisconsin	—	2,486	—	2,486
Short-Term Investments	—	14,826	—	14,826

Total Investments	$—	$582,900	$—	$582,900

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 12.1%
United States Government Agencies - 12.1%
Federal Farm Credit Bank 0.400% due 08/17/12 (Ê)	8,000	8,010
0.151% due 02/11/13 (Ê)	22,000	21,985
Federal Home Loan Banks 0.181% due 09/04/12 (Ê)	18,000	18,000
0.128% due 11/01/12 (Ê)	18,000	17,989
Series 2 0.420% due 08/10/12	15,000	14,981
Federal Home Loan Mortgage Corp. 0.146% due 03/21/13 (Ê)	18,000	17,984
Federal National Mortgage Association 0.207% due 08/23/12 (Ê)	17,500	17,507
0.217% due 09/17/12 (Ê)	15,000	15,007
0.280% due 12/03/12 (Ê)	15,000	15,003
0.250% due 01/10/13 (Ê)	15,000	14,998

		161,464

Total Long-Term Investments (cost $161,477)		161,464

Short-Term Investments - 84.2%
Federal Farm Credit Bank 0.196% due 02/13/12 (Ê)	20,000	20,005
0.270% due 04/25/12	23,000	22,990
0.270% due 07/13/12 (Ê)	20,000	20,001
Series 1 0.341% due 07/02/12 (Ê)	4,000	4,007
Federal Farm Credit Discount Notes Zero coupon due 09/02/11	3,000	3,000
Federal Home Loan Bank Discount Notes Zero coupon due 01/04/12	15,000	14,990
Federal Home Loan Banks 0.200% due 08/03/11	18,000	18,000
0.320% due 12/01/11	16,350	16,357
0.320% due 12/09/11	20,000	20,009
0.350% due 07/24/12	18,000	17,978
Federal Home Loan Mortgage Corp. 0.240% due 01/09/12 (Ê)	12,000	12,007
0.156% due 04/03/12 (Ê)	15,000	15,000
Federal National Mortgage Association 0.875% due 01/12/12	20,000	20,054
Federal National Mortgage Association Discount Notes Zero coupon due 09/13/11	22,500	22,497
Freddie Mac Discount Notes Zero coupon due 08/30/11	20,000	19,999
Zero coupon due 09/21/11 (ç)(ž)	12,000	11,998
Zero coupon due 09/21/11	3,000	3,000
Russell U.S. Cash Management Fund	245,945,557(¥)	245,946

	Principal Amount ($) or Shares	Market Value $
United States Treasury Bills Zero coupon due 08/04/11 (ç)(ž)	30,000	30,000
0.051% due 08/25/11	100,000	99,989
0.052% due 09/15/11 (ç)(ž)	125,000	124,992
Zero coupon due 11/03/11 (ž)	180,000	179,956
Zero coupon due 11/17/11	31,700	31,690
Zero coupon due 12/15/11	10,000	9,996
Zero coupon due 12/29/11	10,000	9,995
Zero coupon due 01/12/12	5,000	4,997
United States Treasury Notes Zero coupon due 10/31/11 (ž)	16,500	16,533
Zero coupon due 12/31/11	15,000	15,050
0.875% due 01/31/12 (§)	52,000	52,171
0.875% due 02/29/12 (ž)	15,000	15,055
Zero coupon due 03/31/12	25,000	25,124

Total Short-Term Investments (cost $1,123,425)		1,123,386

Total Investments - 96.3% (identified cost $1,284,902)		1,284,850

Other Assets and Liabilities, Net - 3.7%		49,987

Net Assets - 100.0%		1,334,837

See accompanying notes which are an integral part of this quarterly report.

210	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Light Sweet Crude Oil Futures	506	USD	48,879	10/11	(3,165)
Wheat Futures	317	USD	11,345	12/11	(1,352)

Short Positions
Light Sweet Crude Oil Futures	506	USD	48,425	08/11	3,247
Wheat Futures	317	USD	10,659	09/11	1,382

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					112

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	211

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays	Termination Date	Unrealized Appreciation (Depreciation)

DJUBS Commodity Total Return	BNP Paribas	USD	198	United States Three Month High Treasury Discount Bill	08/25/11	(881)
DJUBS Commodity Total Return	Morgan Stanley	USD	405	United States Three Month High Treasury Discount Bill	08/25/11	(3,780)
DJUBS Commodity Total Return	Morgan Stanley	USD	199	United States Three Month High Treasury Discount Bill	08/25/11	(888)
DJUBS Commodity Total Return	Societe Generale	USD	208	United States Three Month High Treasury Discount Bill	08/25/11	(1,936)
DJUBS Commodity Total Return	Societe Generale	USD	170	United States Three Month High Treasury Discount Bill	08/25/11	(757)
DJUBS Commodity Total Return	UBS AG	USD	45	United States Three Month High Treasury Discount Bill	08/25/11	(198)
DJUBS Commodity Total Return	UBS AG	USD	37	United States Three Month High Treasury Discount Bill	08/25/11	(349)
DJUBS Commodity Total Return	UBS AG	USD	364	United States Three Month High Treasury Discount Bill	10/13/11	3,793
DJUBS Commodity Total Return	UBS AG	USD	29	United States Three Month High Treasury Discount Bill	10/13/11	299
MLCX - Enhanced Benchmark Excess Return Index	Merrill Lynch	USD	1,761	United States Three Month High Treasury Discount Bill	12/16/11	11,500
MLCX - Enhanced Benchmark Excess Return Index	UBS AG	USD	500	United States Three Month High Treasury Discount Bill	10/13/11	5,217

Total Appreciation (Depreciation) on Open Index Swap Contracts						12,020

See accompanying notes which are an integral part of this quarterly report.

212	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$161,464	$—	$161,464
Short-Term Investments	—	1,123,386	—	1,123,386

Total Investments	—	1,284,850	—	1,284,850

Other Financial Instruments
Futures Contracts	112	—	—	112
Index Swap Contracts	—	12,020	—	12,020

Total Other Financial Instruments*	$112	$12,020	$—	$12,132

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	213

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.0%
Australia - 8.3%
APA Group	1,040,116	4,605
Asciano, Ltd.	5,316,725	9,754
Australian Infrastructure Fund Class Miscellaneous (Ñ)	2,438,307	5,250
ConnectEast Group	1,680,512	994
DUET Group	898,056	1,529
Macquarie Atlas Roads Group (Æ)	176,438	322
MAp Group	2,650,889	9,523
Origin Energy, Ltd.	20,720	334
QR National, Ltd. (Æ)	139,200	514
SP AusNet Class Miscellaneous	429,329	434
Spark Infrastructure Group (Þ)	6,443,710	9,203
Transurban Group - ADR (Æ)	4,999,459	28,066

		70,528

Austria - 0.4%
Flughafen Wien AG	15,294	755
Oesterreichische Post AG (Ñ)	88,898	2,651

		3,406

Belgium - 0.1%
Elia System Operator SA	20,546	841

Bermuda - 1.4%
Beijing Enterprises Water Group, Ltd. (Æ)	3,568,467	966
Brookfield Infrastructure Partners, LP	19,286	485
Cheung Kong Infrastructure Holdings, Ltd.	257,269	1,482
China Water Affairs Group, Ltd.	5,748,377	1,888
COSCO Pacific, Ltd.	2,689,214	4,368
Wilson Sons, Ltd. Class BDR	122,375	2,169
Yuexiu Transport Infrastructure, Ltd.	566,700	262

		11,620

Brazil - 5.0%
All America Latina Logistica SA	121,100	875
CCR SA	355,497	10,703
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	67,596	4,035
Cia Energetica de Minas Gerais - ADR	20,496	396
Cia Paranaense de Energia - ADR (Æ)	146,106	3,531
CPFL Energia SA - ADR (Ñ)	64,879	1,874
EcoRodovias Infraestrutura e Logistica SA	432,605	3,640
EDP - Energias do Brasil SA	346,972	8,681
Equatorial Energia SA	103,720	769
LLX Logistica SA (Æ)	1,494,200	4,172
Santos Brasil Participacoes SA	170,707	2,961
Ultrapar Participacoes SA - ADR (Ñ)	76,982	1,395

		43,032

Canada - 9.3%
Algonquin Power & Utilities Corp.	20,183	120
AltaGas, Ltd. - ADR (Ñ)	29,000	803
Atco, Ltd. Class I	12,117	781
Brookfield Asset Management, Inc. Class A (Ñ)	148,796	4,692

	Principal Amount ($) or Shares	Market Value $
Brookfield Renewable Power Fund	37,172	893
Enbridge, Inc. (Ñ)	1,143,065	37,560
Pembina Pipeline Corp. (Ñ)	45,150	1,193
Progressive Waste Solutions, Ltd.	174,788	3,938
TransCanada Corp.	610,089	25,627
Veresen, Inc. (Ñ)	80,657	1,179
Westshore Terminals Investment Corp.	114,048	2,669

		79,455

Cayman Islands - 0.2%
ENN Energy Holdings, Ltd.	380,983	1,286
Hopewell Highway Infrastructure, Ltd.	1,030,278	664

		1,950

Chile - 0.5%
E.CL SA	378,259	1,004
Empresa Nacional de Electricidad SA - ADR	53,054	2,846
Enersis SA - ADR	30,159	657

		4,507

China - 2.6%
Beijing Capital International Airport Co., Ltd. Class H	6,816,167	3,201
China Longyuan Power Group Corp. Class H	1,568,000	1,360
China Suntien Green Energy Corp., Ltd. Class H	2,147,863	606
Dalian Port PDA Co., Ltd. Class H	11,540,000	3,539
Jiangsu Expressway Co., Ltd. Class H	5,572,540	5,362
Shenzhen Expressway Co., Ltd. Class H	1,452,000	766
Sichuan Expressway Co., Ltd. Class H	943,038	414
Zhejiang Expressway Co., Ltd. Class H	10,134,339	7,139

		22,387

Cyprus - 0.0%
Global Ports Investment, Ltd. - GDR (Æ)	6,453	107

Czech Republic - 0.1%
CEZ AS	10,380	537

Denmark - 0.1%
AP Moller - Maersk A/S Class B	67	515

France - 8.8%
Aeroports de Paris	232,052	21,146
Eutelsat Communications SA	48,018	2,072
GDF Suez	712,382	23,369
Groupe Eurotunnel SA	631,730	6,753
Rubis	11,232	656
Suez Environnement Co.	142,870	2,654
Veolia Environnement SA - ADR (Ñ)	127,479	2,854
Vinci SA	269,468	15,689

		75,193

214	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 4.8%
E.ON AG	872,839	24,105
Fraport AG Frankfurt Airport Services Worldwide (Ñ)	110,483	8,881
Hamburger Hafen und Logistik AG (Ñ)	198,481	7,943

		40,929

Hong Kong - 4.1%
Beijing Enterprises Holdings, Ltd.	2,539,837	12,823
China Everbright International, Ltd.	6,347,058	2,427
China Merchants Holdings International Co., Ltd.	3,601,112	12,799
CLP Holdings, Ltd.	255,500	2,360
Guangdong Investment, Ltd.	919,043	496
MTR Corp.	1,065,775	3,617
Power Assets Holdings, Ltd.	56,900	471

		34,993

India - 0.3%
GAIL India, Ltd. - GDR	41,139	2,604

Italy - 5.6%
ACEA SpA	154,610	1,363
Aeroporto di Venezia Marco Polo SpA (Ñ)	9,673	102
Ansaldo STS SpA	125,609	1,216
Atlantia SpA	1,971,293	36,568
Autostrada Torino-Milano SpA	155,345	1,818
Enel SpA	433,887	2,506
Iren SpA - ADR	196,958	325
Snam Rete Gas SpA	251,248	1,452
Societa Iniziative Autostradali e Servizi SpA	237,842	2,346
Terna Rete Elettrica Nazionale SpA	59,623	271

		47,967

Japan - 2.4%
East Japan Railway Co.	41,015	2,579
Japan Airport Terminal Co., Ltd.	370,461	4,759
Kamigumi Co., Ltd.	472,000	4,696
Mitsubishi Logistics Corp.	245,000	2,829
Toho Gas Co., Ltd.	133,242	730
Tokyo Gas Co., Ltd.	1,070,000	5,101

		20,694

Luxembourg - 0.5%
SES SA	161,960	4,383

Marshall Islands - 0.2%
Golar LNG Partners, LP	28,825	828
Teekay Corp.	25,550	709

		1,537

Mexico - 1.2%
Empresas ICA SAB de CV - ADR (Æ)	185,304	1,503
Grupo Aeroportuario del Pacifico SAB de CV - ADR	59,241	2,425

	Principal Amount ($) or Shares	Market Value $
Grupo Aeroportuario del Sureste SAB de CV - ADR	63,007	3,756
OHL Mexico SAB de CV (Æ)	1,027,258	2,207

		9,891

Netherlands - 1.9%
Koninklijke Vopak NV	325,612	16,298

New Zealand - 0.8%
Auckland International Airport, Ltd.	1,062,842	2,111
Infratil, Ltd.	1,235,453	1,955
Port of Tauranga, Ltd.	346,642	2,803

		6,869

Norway - 0.1%
Hafslund ASA Class B	68,231	802

Philippines - 0.2%
International Container Terminal Services, Inc.	435,741	564
Metro Pacific Investments Corp.	9,716,612	832

		1,396

Poland - 0.1%
Tauron Polska Energia SA	287,095	664

Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	512,255	2,385

Singapore - 3.0%
Cityspring Infrastructure Trust (Æ)	1,771,000	721
ComfortDelGro Corp., Ltd.	3,586,551	4,274
Hutchison Port Holdings Trust Class U (Æ)(Ñ)	2,303,453	1,751
Hyflux, Ltd. (Ñ)	616,723	1,004
Parkway Life Real Estate Investment Trust (Æ)(ö)	1,085,500	1,677
SATS, Ltd.	2,955,582	6,186
SembCorp Industries, Ltd.	742,518	3,126
SIA Engineering Co., Ltd.	187,000	629
Singapore Post, Ltd. (Ñ)	2,783,743	2,531
SMRT Corp., Ltd. (Ñ)	2,472,269	3,778

		25,677

South Korea - 0.4%
Korea Electric Power Corp. - ADR	308,901	3,732

Spain - 2.8%
Abertis Infraestructuras SA (Ñ)	1,251,522	23,072
Enagas SA	49,011	1,120

		24,192

Switzerland - 1.5%
Flughafen Zuerich AG	28,692	13,215

United Kingdom - 5.3%
Balfour Beatty PLC	369,971	1,844

Russell Global Infrastructure Fund	215

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BBA Aviation PLC	597,898	2,075
Centrica PLC	1,438,939	7,242
National Grid PLC	1,358,853	13,316
National Grid PLC - ADR	28,635	1,409
Scottish & Southern Energy PLC (Ñ)	192,925	4,139
Serco Group PLC	207,542	1,840
Severn Trent PLC Class H	289,804	6,807
Stagecoach Group PLC (Æ)	28,925	119
United Utilities Group PLC	712,297	6,881

		45,672

United States - 23.7%
American Electric Power Co., Inc.	199,800	7,365
American States Water Co.	23,908	817
American Tower Corp. Class A (Æ)	90,836	4,772
American Water Works Co., Inc.	89,048	2,493
Aqua America, Inc.	89,664	1,896
Chesapeake Utilities Corp.	28,467	1,099
Corrections Corp. of America (Æ)	317,618	6,816
Crown Castle International Corp. (Æ)	56,600	2,457
Dominion Resources, Inc.	66,100	3,203
Edison International	21,700	826
El Paso Corp.	749,026	15,392
Enbridge Energy Management, LLC (Ñ)	5,563	166
Enbridge Energy Partners, LP Class A	101,494	2,994
Entergy Corp.	27,900	1,864
Enterprise Products Partners, LP	75,363	3,134
Exelon Corp.	116,200	5,121
FirstEnergy Corp.	86,697	3,871
Geo Group, Inc. (The) (Æ)	50,619	1,053
ITC Holdings Corp.	25,499	1,792
Kinder Morgan, Inc.	21,067	595
Magellan Midstream Partners, LP	30,300	1,788
MarkWest Energy Partners, LP	11,950	554
New Jersey Resources Corp.	6,512	284
NextEra Energy, Inc.	263,894	14,580
Northeast Utilities	64,290	2,186
Northwest Natural Gas Co.	48,215	2,151
Oiltanking Partners, LP (Æ)	41,860	999
Pepco Holdings, Inc.	125,800	2,350
PG&E Corp.	343,085	14,214
Piedmont Natural Gas Co., Inc.	1,222	36
PPL Corp.	51,782	1,445
Public Service Enterprise Group, Inc.	144,650	4,737
Questar Corp.	301,293	5,553
Republic Services, Inc. Class A	37,391	1,085
Sabra Healthcare REIT, Inc. (ö)	33,124	477
SBA Communications Corp. Class A (Æ)(Ñ)	25,411	970
Sempra Energy	184,478	9,351
SJW Corp.	90	2
South Jersey Industries, Inc.	62,340	3,148
Southern Co.	214,685	8,489
Southern Union Co.	46,242	1,988
Southwest Gas Corp.	25,682	958
Spectra Energy Corp.	815,244	22,028

	Principal Amount ($) or Shares		Market Value $
Spectra Energy Partners, LP	79,366		2,360
Standard Parking Corp. (Æ)	99,767		1,660
Tesoro Logistics, LP	33,896		834
Waste Connections, Inc.	20,722		668
Waste Management, Inc.	6,654		210
Williams Cos., Inc. (The)	747,030		23,681
Wisconsin Energy Corp.	153,524		4,706
Xcel Energy, Inc.	62,361		1,497

			202,715

Total Common Stocks (cost $797,187)			820,693

Preferred Stocks - 0.9%
Brazil - 0.9%
Cia de Gas de Sao Paulo	68,588		1,736
Cia de Transmissao de Energia Electrica Paulista	118,024		3,577
Ultrapar Participacoes SA	128,020		2,286

			7,599

Total Preferred Stocks (cost $7,642)			7,599

Short-Term Investments - 2.4%
United States - 2.4%
Russell U.S. Cash Management Fund	20,633,662	(¥)	20,634

Total Short-Term Investments (cost $20,634)			20,634

Other Securities - 4.6%
Russell U.S. Cash Collateral Fund (×)	39,537,080	(¥)	39,537

Total Other Securities (cost $39,537)			39,537

Total Investments - 103.9% (identified cost $865,000)			888,463

Other Assets and Liabilities, Net - (3.9%)			(33,592)

Net Assets - 100.0%			854,871

See accompanying notes which are an integral part of this quarterly report.

216	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EURO STOXX 50 Index Futures (EMU)	214	EUR	5,722	09/11	(258)
FTSE-100 Index Futures (UK)	16	GBP	926	09/11	4
Hang Seng Index Futures (Hong Kong)	12	HKD	13,395	08/11	(13)
S&P 500 E-Mini Index (CME)	94	USD	6,055	09/11	(119)
S&P TSE 60 Index Futures (Canada)	15	CAD	2,197	09/11	(51)
SPI 200 Index Futures (Australia)	18	AUD	1,970	09/11	(70)
TOPIX Index Futures (Japan)	10	JPY	84,100	09/11	37

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(470)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	217

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Bank of America	USD	213	AUD	200	09/21/11	5
Bank of America	USD	313	CAD	300	09/21/11	1
Bank of America	USD	1,272	EUR	900	09/21/11	20
Bank of America	USD	161	GBP	100	09/21/11	3
Bank of America	USD	257	HKD	2,000	09/21/11	—
Bank of America	USD	189	JPY	15,000	09/21/11	6
Bank of Montreal	USD	106	AUD	100	09/21/11	4
Bank of Montreal	USD	103	CAD	100	09/21/11	1
Bank of Montreal	USD	700	EUR	500	09/21/11	18
Bank of Montreal	USD	159	GBP	100	09/21/11	5
Bank of Montreal	USD	125	JPY	10,000	09/21/11	5
BNP Paribas	USD	488	AUD	465	09/21/11	19
BNP Paribas	USD	607	CAD	594	09/21/11	15
BNP Paribas	USD	434	HKD	3,375	09/21/11	(1)
Brown Brothers Harriman & Co.	AUD	10	USD	11	09/21/11	—
Brown Brothers Harriman & Co.	AUD	150	USD	164	09/21/11	—
Brown Brothers Harriman & Co.	AUD	450	USD	470	09/21/11	(22)
Brown Brothers Harriman & Co.	CAD	100	USD	104	09/21/11	—
Brown Brothers Harriman & Co.	CAD	250	USD	262	09/21/11	—
Brown Brothers Harriman & Co.	CAD	700	USD	715	09/21/11	(17)
Brown Brothers Harriman & Co.	EUR	400	USD	574	09/21/11	—
Brown Brothers Harriman & Co.	EUR	400	USD	579	09/21/11	5
Brown Brothers Harriman & Co.	EUR	1,500	USD	2,150	09/21/11	(2)
Brown Brothers Harriman & Co.	GBP	100	USD	164	09/21/11	—
Brown Brothers Harriman & Co.	GBP	100	USD	161	09/21/11	(4)
Brown Brothers Harriman & Co.	GBP	300	USD	489	09/21/11	(4)
Brown Brothers Harriman & Co.	HKD	500	USD	64	09/21/11	—
Brown Brothers Harriman & Co.	HKD	1,200	USD	154	09/21/11	—
Brown Brothers Harriman & Co.	HKD	3,500	USD	450	09/21/11	1
Brown Brothers Harriman & Co.	JPY	7,000	USD	91	09/21/11	—
Brown Brothers Harriman & Co.	JPY	30,000	USD	374	09/21/11	(16)
Credit Suisse First Boston	USD	6	AUD	5	08/04/11	—
Credit Suisse First Boston	USD	488	AUD	465	09/21/11	19
Credit Suisse First Boston	USD	87	CAD	82	08/02/11	(1)
Credit Suisse First Boston	USD	607	CAD	594	09/21/11	15
Credit Suisse First Boston	USD	413	CHF	331	08/03/11	8
Credit Suisse First Boston	USD	422	GBP	258	09/21/11	2
Credit Suisse First Boston	AUD	100	USD	108	09/21/11	(1)
Credit Suisse First Boston	CAD	228	USD	239	08/03/11	1
Credit Suisse First Boston	EUR	1,941	USD	2,779	08/01/11	(10)
Credit Suisse First Boston	EUR	200	USD	287	09/21/11	—
Credit Suisse First Boston	HKD	5,958	USD	765	08/01/11	—
Credit Suisse First Boston	JPY	6,467	USD	84	08/03/11	—
Credit Suisse First Boston	SGD	2	USD	2	08/02/11	—
Deutsche Bank AG	USD	488	AUD	465	09/21/11	19
Deutsche Bank AG	USD	622	EUR	434	08/02/11	2
Deutsche Bank AG	USD	2,193	EUR	1,504	09/21/11	(34)
Deutsche Bank AG	USD	1,867	GBP	1,135	08/03/11	(3)
Deutsche Bank AG	USD	422	GBP	258	09/21/11	2
Deutsche Bank AG	USD	434	HKD	3,375	09/21/11	(1)
Deutsche Bank AG	USD	274	JPY	21,883	09/21/11	10
Deutsche Bank AG	AUD	53	USD	58	08/02/11	—
Deutsche Bank AG	EUR	1,213	USD	1,742	08/01/11	(1)

See accompanying notes which are an integral part of this quarterly report.

218	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Deutsche Bank AG	JPY	155	USD	2	08/02/11	—
HSBC Bank PLC	USD	208	AUD	200	09/21/11	11
HSBC Bank PLC	USD	210	AUD	200	09/21/11	8
HSBC Bank PLC	USD	303	CAD	300	09/21/11	10
HSBC Bank PLC	USD	1,411	EUR	1,000	09/21/11	25
HSBC Bank PLC	USD	2,194	EUR	1,504	09/21/11	(35)
HSBC Bank PLC	USD	241	GBP	150	09/21/11	5
HSBC Bank PLC	USD	422	GBP	258	09/21/11	2
HSBC Bank PLC	USD	192	HKD	1,500	09/21/11	—
HSBC Bank PLC	USD	434	HKD	3,375	09/21/11	(1)
HSBC Bank PLC	USD	124	JPY	10,000	09/21/11	6
HSBC Bank PLC	USD	274	JPY	21,883	09/21/11	10
JPMorgan Chase Bank	USD	106	AUD	100	09/21/11	3
JPMorgan Chase Bank	USD	488	AUD	465	09/21/11	19
JPMorgan Chase Bank	USD	103	CAD	100	09/21/11	1
JPMorgan Chase Bank	USD	607	CAD	594	09/21/11	15
JPMorgan Chase Bank	USD	428	EUR	300	09/21/11	2
JPMorgan Chase Bank	USD	2,194	EUR	1,504	09/21/11	(35)
JPMorgan Chase Bank	USD	160	GBP	100	09/21/11	4
JPMorgan Chase Bank	USD	422	GBP	258	09/21/11	2
JPMorgan Chase Bank	USD	129	HKD	1,000	09/21/11	—
JPMorgan Chase Bank	USD	434	HKD	3,375	09/21/11	(1)
JPMorgan Chase Bank	USD	62	JPY	5,000	09/21/11	3
JPMorgan Chase Bank	USD	274	JPY	21,883	09/21/11	10
JPMorgan Chase Bank	AUD	300	USD	315	09/21/11	(13)
JPMorgan Chase Bank	AUD	600	USD	647	09/21/11	(8)
JPMorgan Chase Bank	CAD	400	USD	408	09/21/11	(11)
JPMorgan Chase Bank	CAD	700	USD	736	09/21/11	5
JPMorgan Chase Bank	EUR	100	USD	141	09/21/11	(3)
JPMorgan Chase Bank	EUR	1,100	USD	1,570	09/21/11	(9)
JPMorgan Chase Bank	EUR	2,000	USD	2,869	09/21/11	(1)
JPMorgan Chase Bank	GBP	150	USD	242	09/21/11	(4)
JPMorgan Chase Bank	GBP	400	USD	652	09/21/11	(4)
JPMorgan Chase Bank	HKD	2,000	USD	257	09/21/11	—
JPMorgan Chase Bank	HKD	3,700	USD	475	09/21/11	—
JPMorgan Chase Bank	JPY	15,000	USD	187	09/21/11	(7)
JPMorgan Chase Bank	JPY	27,000	USD	344	09/21/11	(6)
Mellon Bank	AUD	100	USD	107	09/21/11	(2)
Mellon Bank	CAD	150	USD	156	09/21/11	(1)
Mellon Bank	EUR	150	USD	215	09/21/11	—
Mellon Bank	GBP	100	USD	160	09/21/11	(5)
Mellon Bank	HKD	1,000	USD	129	09/21/11	—
Mellon Bank	JPY	10,000	USD	123	09/21/11	(7)
Morgan Stanley & Co., Inc.	USD	27	AUD	25	08/01/11	—
Morgan Stanley & Co., Inc.	USD	22	CAD	22	08/01/11	1
Morgan Stanley & Co., Inc.	USD	84	EUR	57	08/01/11	(3)
Morgan Stanley & Co., Inc.	USD	14	GBP	9	08/01/11	—
Morgan Stanley & Co., Inc.	USD	21	HKD	167	08/01/11	—
Morgan Stanley & Co., Inc.	USD	10	JPY	686	08/01/11	(1)
Royal Bank of Canada	USD	607	CAD	594	09/21/11	15
Royal Bank of Canada	USD	2,194	EUR	1,504	09/21/11	(35)
Royal Bank of Canada	USD	422	GBP	258	09/21/11	2
Royal Bank of Canada	USD	434	HKD	3,375	09/21/11	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	219

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Canada	USD	274	JPY	21,883	09/21/11	10
Royal Bank of Scotland PLC	USD	103	AUD	100	09/21/11	6
Royal Bank of Scotland PLC	USD	108	AUD	100	09/21/11	2
Royal Bank of Scotland PLC	USD	260	AUD	250	09/21/11	13
Royal Bank of Scotland PLC	USD	261	AUD	250	09/21/11	12
Royal Bank of Scotland PLC	USD	106	CAD	100	09/21/11	(1)
Royal Bank of Scotland PLC	USD	152	CAD	150	09/21/11	5
Royal Bank of Scotland PLC	USD	253	CAD	250	09/21/11	8
Royal Bank of Scotland PLC	USD	407	CAD	400	09/21/11	11
Royal Bank of Scotland PLC	USD	431	EUR	300	09/21/11	—
Royal Bank of Scotland PLC	USD	645	EUR	450	09/21/11	1
Royal Bank of Scotland PLC	USD	713	EUR	500	09/21/11	5
Royal Bank of Scotland PLC	USD	998	EUR	700	09/21/11	6
Royal Bank of Scotland PLC	USD	80	GBP	50	09/21/11	2
Royal Bank of Scotland PLC	USD	160	GBP	100	09/21/11	4
Royal Bank of Scotland PLC	USD	163	GBP	100	09/21/11	1
Royal Bank of Scotland PLC	USD	243	GBP	150	09/21/11	3
Royal Bank of Scotland PLC	USD	128	HKD	1,000	09/21/11	—
Royal Bank of Scotland PLC	USD	154	HKD	1,200	09/21/11	—
Royal Bank of Scotland PLC	USD	257	HKD	2,000	09/21/11	—
Royal Bank of Scotland PLC	USD	62	JPY	5,000	09/21/11	3
Royal Bank of Scotland PLC	USD	127	JPY	10,000	09/21/11	3
Royal Bank of Scotland PLC	USD	187	JPY	15,000	09/21/11	8
Royal Bank of Scotland PLC	AUD	100	USD	107	09/21/11	(3)
Royal Bank of Scotland PLC	AUD	150	USD	164	09/21/11	1
Royal Bank of Scotland PLC	CAD	200	USD	211	09/21/11	2
Royal Bank of Scotland PLC	EUR	100	USD	145	09/21/11	1
Royal Bank of Scotland PLC	EUR	350	USD	496	09/21/11	(6)
Royal Bank of Scotland PLC	EUR	400	USD	575	09/21/11	—
Royal Bank of Scotland PLC	GBP	100	USD	163	09/21/11	(1)
Royal Bank of Scotland PLC	HKD	1,000	USD	128	09/21/11	—
Royal Bank of Scotland PLC	HKD	1,200	USD	154	09/21/11	—
Royal Bank of Scotland PLC	JPY	5,000	USD	64	09/21/11	(1)
Royal Bank of Scotland PLC	JPY	10,000	USD	127	09/21/11	(3)
Societe Generale	USD	488	AUD	465	09/21/11	20
Societe Generale	USD	607	CAD	594	09/21/11	14
Societe Generale	USD	2,194	EUR	1,504	09/21/11	(35)
Societe Generale	USD	274	JPY	21,883	09/21/11	10
Societe Generale	AUD	100	USD	105	09/21/11	(4)
Societe Generale	CAD	100	USD	103	09/21/11	(1)
Societe Generale	GBP	300	USD	477	09/21/11	(15)
Societe Generale	HKD	1,500	USD	192	09/21/11	—
State Street Bank & Trust Co.	USD	104	AUD	100	09/21/11	5
State Street Bank & Trust Co.	USD	105	AUD	100	09/21/11	4
State Street Bank & Trust Co.	USD	105	AUD	100	09/21/11	4
State Street Bank & Trust Co.	USD	106	AUD	100	09/21/11	3
State Street Bank & Trust Co.	USD	43	CAD	41	08/04/11	—
State Street Bank & Trust Co.	USD	102	CAD	100	09/21/11	3
State Street Bank & Trust Co.	USD	102	CAD	100	09/21/11	2
State Street Bank & Trust Co.	USD	103	CAD	100	09/21/11	2
State Street Bank & Trust Co.	USD	205	CAD	200	09/21/11	4
State Street Bank & Trust Co.	USD	306	CAD	300	09/21/11	7
State Street Bank & Trust Co.	USD	311	CAD	300	09/21/11	2

See accompanying notes which are an integral part of this quarterly report.

220	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	USD	35	CHF	27	08/04/11	—
State Street Bank & Trust Co.	USD	143	EUR	100	09/21/11	1
State Street Bank & Trust Co.	USD	143	EUR	100	09/21/11	—
State Street Bank & Trust Co.	USD	146	EUR	100	09/21/11	(3)
State Street Bank & Trust Co.	USD	291	EUR	200	09/21/11	(4)
State Street Bank & Trust Co.	USD	720	EUR	500	09/21/11	(2)
State Street Bank & Trust Co.	USD	724	EUR	500	09/21/11	(6)
State Street Bank & Trust Co.	USD	1,668	GBP	1,019	08/02/11	5
State Street Bank & Trust Co.	USD	160	GBP	100	09/21/11	3
State Street Bank & Trust Co.	USD	161	GBP	100	09/21/11	3
State Street Bank & Trust Co.	USD	162	GBP	100	09/21/11	2
State Street Bank & Trust Co.	USD	164	GBP	100	09/21/11	—
State Street Bank & Trust Co.	USD	151	HKD	1,174	08/01/11	—
State Street Bank & Trust Co.	USD	64	HKD	500	09/21/11	—
State Street Bank & Trust Co.	USD	64	HKD	500	09/21/11	—
State Street Bank & Trust Co.	USD	64	HKD	500	09/21/11	—
State Street Bank & Trust Co.	USD	128	HKD	1,000	09/21/11	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/21/11	—
State Street Bank & Trust Co.	USD	193	HKD	1,500	09/21/11	—
State Street Bank & Trust Co.	USD	62	JPY	5,000	09/21/11	2
State Street Bank & Trust Co.	USD	125	JPY	10,000	09/21/11	5
State Street Bank & Trust Co.	AUD	20	USD	22	08/02/11	—
State Street Bank & Trust Co.	AUD	86	USD	95	08/02/11	—
State Street Bank & Trust Co.	AUD	604	USD	660	08/03/11	(4)
State Street Bank & Trust Co.	AUD	100	USD	106	09/21/11	(3)
State Street Bank & Trust Co.	AUD	150	USD	164	09/21/11	—
State Street Bank & Trust Co.	AUD	150	USD	159	09/21/11	(5)
State Street Bank & Trust Co.	AUD	200	USD	210	09/21/11	(9)
State Street Bank & Trust Co.	AUD	200	USD	213	09/21/11	(5)
State Street Bank & Trust Co.	CAD	150	USD	155	09/21/11	(2)
State Street Bank & Trust Co.	CAD	150	USD	158	09/21/11	1
State Street Bank & Trust Co.	CAD	200	USD	212	09/21/11	3
State Street Bank & Trust Co.	CAD	350	USD	359	09/21/11	(7)
State Street Bank & Trust Co.	CAD	350	USD	362	09/21/11	(4)
State Street Bank & Trust Co.	CAD	350	USD	365	09/21/11	(1)
State Street Bank & Trust Co.	EUR	196	USD	281	08/01/11	—
State Street Bank & Trust Co.	EUR	367	USD	527	08/01/11	—
State Street Bank & Trust Co.	EUR	1,031	USD	1,484	08/03/11	2
State Street Bank & Trust Co.	EUR	300	USD	434	09/21/11	4
State Street Bank & Trust Co.	EUR	400	USD	571	09/21/11	(3)
State Street Bank & Trust Co.	EUR	600	USD	863	09/21/11	2
State Street Bank & Trust Co.	EUR	700	USD	1,003	09/21/11	(1)
State Street Bank & Trust Co.	EUR	950	USD	1,343	09/21/11	(21)
State Street Bank & Trust Co.	GBP	26	USD	42	08/02/11	—
State Street Bank & Trust Co.	GBP	546	USD	894	08/02/11	(3)
State Street Bank & Trust Co.	GBP	50	USD	82	09/21/11	—
State Street Bank & Trust Co.	GBP	100	USD	161	09/21/11	(3)
State Street Bank & Trust Co.	GBP	150	USD	241	09/21/11	(6)
State Street Bank & Trust Co.	GBP	150	USD	243	09/21/11	(3)
State Street Bank & Trust Co.	HKD	204	USD	26	08/01/11	—
State Street Bank & Trust Co.	HKD	356	USD	46	08/01/11	—
State Street Bank & Trust Co.	HKD	785	USD	101	08/01/11	—
State Street Bank & Trust Co.	HKD	368	USD	47	08/02/11	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	221

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	HKD	10,745	USD	1,378	08/02/11	—
State Street Bank & Trust Co.	HKD	1,000	USD	128	09/21/11	—
State Street Bank & Trust Co.	HKD	1,000	USD	128	09/21/11	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	09/21/11	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	09/21/11	—
State Street Bank & Trust Co.	HKD	2,000	USD	257	09/21/11	—
State Street Bank & Trust Co.	JPY	5,000	USD	64	09/21/11	(1)
State Street Bank & Trust Co.	JPY	5,000	USD	64	09/21/11	(1)
State Street Bank & Trust Co.	JPY	5,000	USD	62	09/21/11	(3)
State Street Bank & Trust Co.	JPY	10,000	USD	127	09/21/11	(3)
State Street Bank & Trust Co.	JPY	10,000	USD	125	09/21/11	(5)
State Street Bank & Trust Co.	MXN	1,504	USD	128	08/02/11	—
State Street Bank & Trust Co.	SGD	1,368	USD	1,137	08/03/11	1
Westpac Banking Corp.	USD	207	AUD	200	09/21/11	11
Westpac Banking Corp.	USD	488	AUD	465	09/21/11	20
Westpac Banking Corp.	USD	306	CAD	300	09/21/11	8
Westpac Banking Corp.	USD	607	CAD	594	09/21/11	15
Westpac Banking Corp.	USD	988	EUR	700	09/21/11	16
Westpac Banking Corp.	USD	2,194	EUR	1,504	09/21/11	(35)
Westpac Banking Corp.	USD	239	GBP	150	09/21/11	7
Westpac Banking Corp.	USD	422	GBP	258	09/21/11	1
Westpac Banking Corp.	USD	257	HKD	2,000	09/21/11	—
Westpac Banking Corp.	USD	434	HKD	3,375	09/21/11	(1)
Westpac Banking Corp.	USD	124	JPY	10,000	09/21/11	6
Westpac Banking Corp.	USD	274	JPY	21,883	09/21/11	10

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						136

See accompanying notes which are an integral part of this quarterly report.

222	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$70,528	$—	$—	$70,528
Austria	3,406	—	—	3,406
Belgium	841	—	—	841
Bermuda	11,620	—	—	11,620
Brazil	43,032	—	—	43,032
Canada	79,455	—	—	79,455
Cayman Islands	1,950	—	—	1,950
Chile	4,507	—	—	4,507
China	22,387	—	—	22,387
Cyprus	107	—	—	107
Czech Republic	537	—	—	537
Denmark	515	—	—	515
France	75,193	—	—	75,193
Germany	40,929	—	—	40,929
Hong Kong	34,993	—	—	34,993
India	2,604	—	—	2,604
Italy	47,967	—	—	47,967
Japan	20,694	—	—	20,694
Luxembourg	4,383	—	—	4,383
Marshall Islands	1,537	—	—	1,537
Mexico	9,891	—	—	9,891
Netherlands	16,298	—	—	16,298
New Zealand	6,869	—	—	6,869
Norway	802	—	—	802
Philippines	1,396	—	—	1,396
Poland	664	—	—	664
Portugal	2,385	—	—	2,385
Singapore	25,677	—	—	25,677
South Korea	3,732	—	—	3,732
Spain	24,192	—	—	24,192
Switzerland	13,215	—	—	13,215
United Kingdom	45,672	—	—	45,672
United States	202,715	—	—	202,715
Preferred Stocks	7,599	—	—	7,599
Short-Term Investments	—	20,634	—	20,634
Other Securities	—	39,537	—	39,537

Total Investments	828,292	60,171	—	888,463

Other Financial Instruments
Futures Contracts	(470)	—	—	(470)
Foreign Currency Exchange Contracts	(6)	142	—	136

Total Other Financial Instruments*	$(476)	$142	$—	$(334)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	223

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Australia - 7.7%
BGP Holdings PLC (Æ)(Þ)(ö)	4,619,419	—
CFS Retail Property Trust (Ñ)(ö)	5,859,369	11,136
Dexus Property Group (ö)	16,504,055	15,684
FKP Property Group	3,756,827	2,621
Goodman Group (ö)	17,308,210	12,930
GPT Group (ö)	4,576,155	15,132
Investa Office Fund (ö)	12,735,556	8,954
Mirvac Group Class REIT (ö)	3,517,533	4,444
Stockland (ö)	6,452,904	21,622
Westfield Group (ö)	4,314,272	37,728
Westfield Retail Trust (ö)	4,075,040	10,924

		141,175

Austria - 0.5%
Atrium European Real Estate, Ltd.	445,377	2,855
Conwert Immobilien Invest SE (Ñ)	300,675	4,867

		7,722

Brazil - 0.4%
BR Properties SA	556,583	6,180
Multiplan Empreendimentos Imobiliarios SA	52,700	1,138

		7,318

Canada - 4.6%
Boardwalk Real Estate Investment Trust (ö)	267,603	14,024
Brookfield Office Properties, Inc.	923,054	17,513
Brookfield Residential Properties, Inc. (Æ)	3,885	39
Canadian Real Estate Investment Trust (ö)	46,557	1,626
Chartwell Seniors Housing Real Estate Investment Trust (ö)	368,277	3,030
Dundee Real Estate Investment Trust (ö)	347,294	11,784
First Capital Realty, Inc. Class A	74,290	1,308
H&R Real Estate Investment Trust (ö)	144,950	3,333
Primaris Retail Real Estate Investment Trust Class Common Subscription Recei (ö)	432,232	9,346
RioCan Real Estate Investment Trust (ö)	625,046	16,983

		78,986

Finland - 0.6%
Citycon OYJ	437,303	1,785
Sponda OYJ	1,640,840	9,054

		10,839

France - 4.5%
Fonciere Des Regions (ö)	25,537	2,495
Gecina SA (Æ)(Ñ)	70,293	9,776
ICADE	15,940	1,838
Klepierre - GDR (ö)	193,206	7,246
Mercialys SA (ö)	85,158	3,550
Societe de la Tour Eiffel (ö)	11,523	993

	Principal Amount ($) or Shares	Market Value $
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	39,916	5,188
Unibail-Rodamco SE (ö)	223,189	49,837

		80,923

Germany - 1.0%
Alstria Office REIT-AG (ö)	200,581	2,922
Deutsche Wohnen AG	654,934	10,634
Gagfah SA (Ñ)	68,310	465
GSW Immobilien AG (Æ)	93,416	3,282
IVG Immobilien AG (Æ)	55,253	381

		17,684

Hong Kong - 12.0%
Agile Property Holdings, Ltd. (Ñ)	1,730,565	2,798
China Overseas Land & Investment, Ltd.	6,443,395	14,468
China Resources Land, Ltd. (Ñ)	4,867,866	9,544
Country Garden Holdings Co. (Ñ)	2,026,797	1,040
Evergrande Real Estate Group, Ltd. (Ñ)	2,810,425	2,113
Hang Lung Properties, Ltd. - ADR	5,155,425	19,051
Henderson Land Development Co., Ltd. (Ñ)	496,525	3,147
Hongkong Land Holdings, Ltd. (Ñ)	5,264,720	35,379
Hysan Development Co., Ltd.	2,519,695	11,800
Kerry Properties, Ltd.	1,988,333	9,643
Link REIT (The) (ö)	1,622,879	5,674
Shimao Property Holdings, Ltd. (Ñ)	4,785,743	6,325
Sino Land Co., Ltd.	1,394,080	2,365
Sun Hung Kai Properties, Ltd.	4,438,638	67,544
Wharf Holdings, Ltd.	2,335,424	17,185
Wheelock & Co., Ltd.	853,310	3,668

		211,744

India - 0.1%
Phoenix Mills, Ltd.	340,094	1,632

Italy - 0.1%
Beni Stabili SpA (ö)	2,996,420	2,674

Japan - 9.8%
Advance Residence Investment Corp. Class A (Ñ)(ö)	743	1,565
Aeon Mall Co., Ltd.	274,690	7,072
Frontier Real Estate Investment Corp. (ö)	395	3,587
Japan Prime Realty Investment Corp. Class A (ö)	699	1,809
Japan Real Estate Investment Corp. Class A (ö)	1,085	10,894
Japan Retail Fund Investment Corp. Class A (Ñ)(ö)	395	617
Kenedix Realty Investment Corp. Class A (Ñ)(ö)	178	665
Mitsubishi Estate Co., Ltd.	2,186,140	39,301
Mitsui Fudosan Co., Ltd.	3,022,800	57,680
Nippon Accommodations Fund, Inc. Class A (ö)	291	2,257
Nippon Building Fund, Inc. Class A (Ñ)(ö)	1,017	10,423

224	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nomura Real Estate Holdings, Inc.	336,500	6,185
NTT Urban Development Corp.	4,176	3,835
Orix JREIT, Inc. Class A (Ñ)(ö)	175	966
Sumitomo Realty & Development Co., Ltd.	891,870	22,081
Tokyu Land Corp.	472,000	2,219
United Urban Investment Corp. Class A (Ñ)(ö)	5,922	7,116

		178,272

Netherlands - 0.8%
Corio NV (ö)	154,509	9,450
Eurocommercial Properties NV (ö)	67,043	3,211
Wereldhave NV (Ñ)(ö)	14,500	1,346

		14,007

Norway - 0.4%
Norwegian Property ASA	3,234,070	6,817

Philippines - 0.3%
SM Prime Holdings, Inc.	16,452,518	4,505

Singapore - 4.6%
Ascendas Real Estate Investment Trust (Æ)(ö)	359,000	608
CapitaCommercial Trust (Æ)(Ñ)(ö)	6,979,000	8,172
CapitaLand, Ltd.	6,190,740	14,910
CapitaMall Trust Class A (Æ)(Ñ)(ö)	6,464,005	10,119
CapitaMalls Asia, Ltd. (Ñ)	4,424,495	5,273
City Developments, Ltd.	192,000	1,684
Frasers Centrepoint Trust Class REIT (Ñ)(ö)	1,774,844	2,270
Global Logistic Properties, Ltd. (Ñ)	8,066,747	13,533
Keppel Land, Ltd. (Ñ)	1,128,654	3,590
Mapletree Industrial Trust (Ñ)(ö)	3,475,452	3,536
Mapletree Logistics Trust (Ñ)(ö)	4,235,452	3,236
Overseas Union Enterprise, Ltd. (Ñ)	1,244,630	2,987
Perennial China Retail Trust (Æ)(Ñ)(ö)	7,384,940	3,895
Suntec Real Estate Investment Trust (Ñ)(ö)	5,972,860	7,614

		81,427

Sweden - 1.1%
Castellum AB	570,575	8,280
Fabege AB	825,345	7,970
Hufvudstaden AB Class A	216,737	2,434
Wihlborgs Fastigheter AB	9,722	137

		18,821

Switzerland - 0.7%
PSP Swiss Property AG (Æ)	48,899	4,958
Swiss Prime Site AG Class A (Æ)	83,552	7,665

		12,623

United Kingdom - 5.3%
Big Yellow Group PLC (ö)	368,206	1,734
British Land Co. PLC (ö)	2,266,216	21,761
Capital & Counties Properties PLC	562,294	1,734

	Principal Amount ($) or Shares	Market Value $
Capital Shopping Centres Group PLC Class H (ö)	281,590	1,726
Derwent London PLC	338,947	9,992
Great Portland Estates PLC (ö)	1,384,222	9,457
Hansteen Holdings PLC (ö)	503,319	679
Land Securities Group PLC (ö)	1,784,324	25,042
Metric Property Investments PLC (ö)	621,130	1,101
Segro PLC (ö)	3,032,859	15,034
Shaftesbury PLC (ö)	384,473	3,228
Unite Group PLC	913,628	3,172

		94,660

United States - 44.4%
Acadia Realty Trust (ö)	125,252	2,629
Alexandria Real Estate Equities, Inc. (ö)	136,770	11,215
American Assets Trust, Inc. (ö)	189,791	4,174
American Campus Communities, Inc. (ö)	80,510	2,997
Apartment Investment & Management Co. Class A (ö)	209,570	5,721
AvalonBay Communities, Inc. (ö)	243,745	32,708
BioMed Realty Trust, Inc. (ö)	215,380	4,226
Boston Properties, Inc. (ö)	318,674	34,213
BRE Properties, Inc. Class A (ö)	79,369	4,165
Camden Property Trust (ö)	209,147	14,027
Campus Crest Communities, Inc. (ö)	93,200	1,117
Coresite Realty Corp. (ö)	52,790	889
Corporate Office Properties Trust (ö)	31,170	968
DCT Industrial Trust, Inc. (ö)	865,822	4,693
Developers Diversified Realty Corp. (ö)	1,131,114	16,526
DiamondRock Hospitality Co. (ö)	296,119	3,026
Digital Realty Trust, Inc. (Ñ)(ö)	116,012	7,101
Douglas Emmett, Inc. (Ñ)(ö)	182,745	3,655
Duke Realty Corp. (ö)	213,346	2,995
DuPont Fabros Technology, Inc. (Ñ)(ö)	389,946	9,940
Entertainment Properties Trust (ö)	77,970	3,625
Equity Lifestyle Properties, Inc. (ö)	42,730	2,784
Equity Residential (ö)	690,838	42,708
Essex Property Trust, Inc. (ö)	81,424	11,429
Extra Space Storage, Inc. (ö)	418,627	8,900
Federal Realty Investment Trust (ö)	133,333	11,645
First Industrial Realty Trust, Inc. (Æ)(ö)	456,599	5,410
First Potomac Realty Trust (ö)	228,220	3,565
Forest City Enterprises, Inc. Class A (Æ)	571,441	10,292
General Growth Properties, Inc. (ö)	1,100,818	18,505
Hammerson PLC	2,709,873	20,719
HCP, Inc. (ö)	538,291	19,771
Health Care REIT, Inc. (ö)	245,737	12,970
Hersha Hospitality Trust Class A (ö)	710,291	3,722
Highwoods Properties, Inc. (ö)	92,397	3,181
Home Properties, Inc. (ö)	98,756	6,470
Host Hotels & Resorts, Inc. (ö)	1,922,494	30,471
Hyatt Hotels Corp. Class A (Æ)	173,158	6,717
Kilroy Realty Corp. (ö)	408,481	15,759
Kimco Realty Corp. (ö)	825,198	15,704
Kite Realty Group Trust (ö)	93,480	424
Liberty Property Trust (ö)	498,470	16,928
Macerich Co. (The) (ö)	399,616	21,232

Russell Global Real Estate Securities Fund	225

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Mid-America Apartment Communities, Inc. (ö)	33,754		2,389
National Retail Properties, Inc. (Ñ)(ö)	90,610		2,273
Omega Healthcare Investors, Inc. (ö)	213,160		4,186
Pebblebrook Hotel Trust (ö)	115,410		2,282
Piedmont Office Realty Trust, Inc. Class A (Ñ)(ö)	118,421		2,434
Post Properties, Inc. (ö)	153,230		6,497
ProLogis, Inc. (ö)	1,236,547		44,058
PS Business Parks, Inc. (ö)	21,589		1,226
Public Storage (ö)	187,338		22,411
Regency Centers Corp. (ö)	307,411		13,809
Retail Opportunity Investments Corp. (ö)	306,573		3,409
RLJ Lodging Trust (ö)	125,260		2,157
Senior Housing Properties Trust (ö)	84,230		2,017
Simon Property Group, Inc. (ö)	719,926		86,758
SL Green Realty Corp. (ö)	200,806		16,470
Sovran Self Storage, Inc. (ö)	52,669		2,136
Starwood Hotels & Resorts Worldwide, Inc.	85,163		4,681
Sunstone Hotel Investors, Inc. (Æ)(ö)	726,639		6,474
Taubman Centers, Inc. (ö)	16,030		960
UDR, Inc. (ö)	545,484		14,352
Ventas, Inc. (ö)	550,617		29,805
Vornado Realty Trust (ö)	505,623		47,301
Weingarten Realty Investors (ö)	360,303		9,267

			787,268

Total Common Stocks (cost $1,418,285)			1,759,097

Short-Term Investments - 0.9%
United States - 0.9%
Russell U.S. Cash Management Fund	16,477,573	(¥)	16,478

Total Short-Term Investments (cost $16,478)			16,478

Other Securities - 4.0%
Russell Investment Company Liquidating Trust (×)	4,250,689	(¥)	4,386
Russell U.S. Cash Collateral Fund (×)	67,346,673	(¥)	67,347

Total Other Securities (cost $71,597)			71,733

Total Investments - 103.8% (identified cost $1,506,360)			1,847,308

Other Assets and Liabilities, Net - (3.8%)			(67,564)

Net Assets - 100.0%			1,779,744

A portion of the portfolio has been fair valued at period end.

See accompanying notes which are an integral part of this quarterly report.

226	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	163	CAD	155	08/02/11	(1)
Barclays Bank PLC	USD	95	SGD	114	08/05/11	—
State Street Bank & Trust Co.	USD	387	AUD	351	08/02/11	(2)
State Street Bank & Trust Co.	USD	274	AUD	249	08/04/11	—
State Street Bank & Trust Co.	USD	632	AUD	575	08/04/11	—
State Street Bank & Trust Co.	USD	677	AUD	617	08/04/11	—
State Street Bank & Trust Co.	USD	828	GBP	507	08/01/11	4
State Street Bank & Trust Co.	USD	24	HKD	185	08/01/11	—
State Street Bank & Trust Co.	USD	179	HKD	1,392	08/02/11	—
State Street Bank & Trust Co.	USD	259	JPY	20,145	08/02/11	3
State Street Bank & Trust Co.	USD	289	JPY	22,282	08/03/11	—
State Street Bank & Trust Co.	USD	725	JPY	55,986	08/03/11	2
State Street Bank & Trust Co.	AUD	20	USD	22	08/04/11	—
State Street Bank & Trust Co.	AUD	798	USD	877	08/04/11	—
State Street Bank & Trust Co.	AUD	1,362	USD	1,496	08/04/11	—
State Street Bank & Trust Co.	CAD	7	USD	8	08/02/11	—
State Street Bank & Trust Co.	CAD	29	USD	30	08/02/11	—
State Street Bank & Trust Co.	CAD	51	USD	54	08/04/11	—
State Street Bank & Trust Co.	EUR	27	GBP	24	08/01/11	—
State Street Bank & Trust Co.	EUR	38	GBP	34	08/02/11	—
State Street Bank & Trust Co.	EUR	15	SEK	140	08/01/11	—
State Street Bank & Trust Co.	EUR	87	SEK	787	08/02/11	—
State Street Bank & Trust Co.	EUR	24	SEK	214	08/03/11	—
State Street Bank & Trust Co.	GBP	33	EUR	37	08/03/11	—
State Street Bank & Trust Co.	GBP	4	USD	6	08/01/11	—
State Street Bank & Trust Co.	HKD	111	USD	14	08/01/11	—
State Street Bank & Trust Co.	HKD	734	USD	94	08/02/11	—
State Street Bank & Trust Co.	JPY	42,506	AUD	502	08/03/11	(1)
State Street Bank & Trust Co.	JPY	6,359	USD	82	08/02/11	(1)
State Street Bank & Trust Co.	JPY	9,103	USD	117	08/02/11	(1)
State Street Bank & Trust Co.	JPY	14,305	USD	186	08/03/11	—
State Street Bank & Trust Co.	JPY	16,525	USD	214	08/03/11	—
State Street Bank & Trust Co.	SGD	1,119	AUD	845	08/03/11	—
State Street Bank & Trust Co.	SGD	147	USD	122	08/03/11	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	227

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$141,175	$—	$—	$141,175
Austria	7,722	—	—	7,722
Brazil	7,318	—	—	7,318
Canada	78,986	—	—	78,986
Finland	10,839	—	—	10,839
France	80,923	—	—	80,923
Germany	17,684	—	—	17,684
Hong Kong	211,744	—	—	211,744
India	1,632	—	—	1,632
Italy	2,674	—	—	2,674
Japan	178,272	—	—	178,272
Netherlands	14,007	—	—	14,007
Norway	6,817	—	—	6,817
Philippines	4,505	—	—	4,505
Singapore	81,427	—	—	81,427
Sweden	18,821	—	—	18,821
Switzerland	12,623	—	—	12,623
United Kingdom	94,660	—	—	94,660
United States	787,268	—	—	787,268
Short-Term Investments	—	16,478	—	16,478
Other Securities	—	71,733	—	71,733

Total Investments	1,759,097	88,211	—	1,847,308

Other Financial Instruments
Foreign Currency Exchange Contracts	3	—	—	3

Total Other Financial Instruments*	$3	$—	$—	$3

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

228	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 2.3%
Straight-A Funding, LLC	2,000	Zero coupon	09/02/11	2,000
Straight-A Funding, LLC (Å)	2,000	Zero coupon	09/26/11	2,000
Straight-A Funding, LLC (Å)	2,500	Zero coupon	10/04/11	2,499

Total Domestic Commercial Paper (amortized cost $6,499)				6,499

United States Government Agencies - 53.8%
AID to INH Portugal Guaranteed Notes, weekly demand (Å)(Ê)	4,063	0.625	12/01/17	4,084
Federal Farm Credit Bank	1,470	1.125	11/10/11	1,474
Federal Home Loan Bank Discount Notes	25,000	Zero coupon	08/01/11	25,000
Federal Home Loan Bank Discount Notes	1,239	Zero coupon	08/01/11	1,239
Federal Home Loan Bank Discount Notes	5,000	Zero coupon	08/03/11	5,000
Federal Home Loan Bank Discount Notes	18,300	Zero coupon	09/01/11	18,299
Federal Home Loan Bank Discount Notes	5,065	Zero coupon	09/06/11	5,065
Federal Home Loan Bank Discount Notes	5,000	Zero coupon	12/07/11	4,998
Federal Home Loan Bank Discount Notes	13,000	Zero coupon	12/14/11	12,993
Federal Home Loan Bank Discount Notes	9,000	Zero coupon	12/19/11	8,996
Federal Home Loan Banks	3,000	0.200	08/03/11	3,000
Federal Home Loan Banks	10,435	5.375	08/19/11	10,462
Federal Home Loan Banks (Ê)	29,000	0.107	09/15/11	29,001
Federal Home Loan Banks	2,660	4.875	11/18/11	2,697
Federal Home Loan Mortgage Corp.	2,000	1.125	12/15/11	2,007
Federal National Mortgage Association	5,000	0.875	01/12/12	5,017
Federal National Mortgage Association Discount Notes	2,327	Zero coupon	08/01/11	2,327
Federal National Mortgage Association Discount Notes	5,000	Zero coupon	10/20/11	4,999
Federal National Mortgage Association Discount Notes	4,173	Zero coupon	12/07/11	4,171
Federal National Mortgage Association Discount Notes	1,000	Zero coupon	12/28/11	1,000
Freddie Mac Discount Notes	2,000	Zero coupon	08/01/11	2,000

Total United States Government Agencies (amortized cost $153,829)				153,829

United States Treasury - 26.1%
United States Treasury Bills	45,132	Zero coupon	08/04/11	45,132
United States Treasury Notes	9,000	5.000	08/15/11	9,017
United States Treasury Notes	10,000	Zero coupon	08/31/11	10,008

Total United States Treasury (amortized cost $64,157)				64,157

Total Investments - 82.2% (cost $224,485)(†)				224,485

Other Assets and Liabilities, Net - 17.8%				50,811

Net Assets - 100.0%				285,796

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	229

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — July 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$6,499	$—	$6,499
United States Government Agencies	—	153,829	—	153,829
United States Treasury	—	64,157	—	64,157

Total Investments	$—	$224,485	$—	$224,485

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

230	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — July 31, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
()	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	231

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — July 31, 2011 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

232	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 19 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell Money Market Fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their

Notes to Quarterly Report	233

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the

234	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds will recognize transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of July 31, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, Russell Global Real Estate Securities Fund and Russell

Notes to Quarterly Report	235

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

Money Market Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended July 31, 2011.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended July 31, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, exposing cash reserves to markets and trade settlement
Russell Global Equity Fund	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash reserves to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities Fund	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

236	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended July 31, 2011, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash reserves to markets
Russell U.S. Quantitative Equity Fund	Exposing cash reserves to markets
Russell U.S. Growth Fund	Exposing cash reserves to markets
Russell U.S. Value Fund	Exposing cash reserves to markets
Russell U.S. Small & Mid Cap Fund	Exposing cash reserves to markets
Russell International Developed Markets Fund	Return enhancement and exposing cash reserves to markets
Russell Global Equity Fund	Exposing cash reserves to markets
Russell Emerging Markets	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement

As of July 31, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$20,000,000	$—
Russell U.S. Quantitative Equity Fund	7,500,000	—
Russell U.S. Growth Fund	320,000	—
Russell U.S. Value Fund	675,000	—
Russell U.S. Small & Mid Cap Fund	5,800,000	—
Russell International Developed Markets Fund	48,055,104	—
Russell Global Equity Fund	11,900,000	—

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	Cash Collateral for Futures	Due to Broker

Russell Emerging Markets Fund	$11,800,000	$—
Russell Tax-Managed U.S. Large Cap Fund	2,205,000	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	760,000	—
Russell Strategic Bond Fund	2,635,000	460,000
Russell Investment Grade Bond Fund	604,000	—
Russell Short Duration Bond Fund	796,000	—
Russell Global Infrastructure Fund	3,000,000	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, commodity-linked (Russell Commodity Strategies Fund only), index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of July 31, 2011, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell International Developed Markets Fund	$4,235,000	$—
Russell Global Equity Fund	700,000	—
Russell Global Opportunistic Credit Fund	1,288,000	1,408,000
Russell Strategic Bond Fund	13,848,995	25,868,148
Russell Investment Grade Bond Fund	1,570,000	950,000
Russell Short Duration Bond Fund	—	2,270,000

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Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on

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asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2011 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a fixed income fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2011, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended July 31, 2011, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

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Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2011, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Investment Grade Bond Fund	Total return
Russell Commodity Strategies Fund	Return enhancement and gain exposure to the commodity futures markets

Commodity-Linked Derivatives

The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. For the period ended July 31, 2011, the Russell Commodity Strategies Fund entered into commodity-linked swaps primarily for exposure to the commodities markets.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2011, the Funds had no unfunded loan commitments.

Participation Notes

The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Funds as an alternative means to access the securities market of a frontier emerging market country. The performance

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results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit Fund may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2011, $702,029,286 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor a Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a

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repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A-paper (“Alt-A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics

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than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of July 31, 2011, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker

Russell Strategic Bond Fund	$250,000
Russell Investment Grade Bond Fund	410,000

244	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman Brothers entities’ bankruptcy cases set a filing deadline for those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims. The Lehman Brothers Holdings, Inc. and Lehman Brothers Special Financing, Inc. court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman Brothers entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., and its parent company Lehman Brothers Holdings Inc. and for securities positions facing Lehman Brothers Inc.

Notes to Quarterly Report	245

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 5, 2010 and is currently a wholly-owned subsidiary of the Russell Commodity Strategy Fund (the “Fund”), both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2011, net assets of the Fund were $1,334,837,442, of which $260,412,934, or approximately 19.5%, represented the Fund’s ownership of the shares of the Subsidiary. The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of both the Russell Commodity Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2011 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2010	351	$11,543,072	451	$1,827,938	53	$1,269,438
Opened	1,912	28,001,224	1,297	1,598,293	552	1,183,886
Closed	(521)	(15,281,582)	(560)	(406,140)	(237)	(110,034)
Expired	(762)	(6,098,058)	(577)	(767,096)	(46)	(856,370)

Outstanding July 31, 2011	980	$18,164,656	611	$2,252,995	322	$1,486,920

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIC Liquidating Trust, an unregistered fund managed by State Street.

246	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

As of July 31, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Core Equity Fund	$3,975,699	Pool of US Government Securities
Russell U.S. Value Fund	80,600	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	3,931,845	Pool of US Government Securities
Russell International Developed Markets Fund	8,413,750	Pool of US Government Securities
Russell Global Equity Fund	10,344,189	Pool of US Government Securities
Russell Emerging Markets Fund	17,793,277	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	105,842	Pool of US Government Securities
Russell Strategic Bond Fund	30,596,484	Pool of US Government Securities
Russell Global Infrastructure Fund	3,449,809	Pool of US Government Securities
Russell Global Real Estate Securities Fund	471,128	Pool of US Government Securities

5.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of July 31, 2011, the Funds have invested $2,389,096,782 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $681,417,046 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

6.	Federal Income Taxes

At July 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund
Cost of Investments	$3,667,251,661	$2,939,031,293	$58,540,988	$96,326,079	$1,395,600,693

Unrealized Appreciation	535,740,323	354,570,200	13,149,867	7,429,432	237,320,652
Unrealized Depreciation	(99,834,096)	(78,264,735)	(1,473,915)	(2,501,166)	(49,110,028)

Net Unrealized Appreciation (Depreciation)	$435,906,227	$276,305,465	$11,675,952	$4,928,266	$188,210,624

	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Cost of Investments	$4,876,501,582	$2,649,433,890	$1,711,849,717	$369,284,696	$130,763,207

Unrealized Appreciation	603,261,648	356,906,970	385,498,484	97,094,634	43,002,940
Unrealized Depreciation	(158,818,802)	(70,376,959)	(51,218,659)	(11,332,256)	(4,606,932)

Net Unrealized Appreciation (Depreciation)	$444,442,846	$286,530,011	$334,279,825	$85,762,378	$38,396,008

	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund
Cost of Investments	$784,330,005	$8,839,433,478	$1,905,576,518	$1,146,551,420	$559,821,494

Unrealized Appreciation	13,093,036	286,030,756	59,882,605	18,727,675	24,345,948
Unrealized Depreciation	(9,196,838)	(208,530,599)	(29,439,465)	(6,945,082)	(1,267,395)

Net Unrealized Appreciation (Depreciation)	$3,896,198	$77,500,157	$30,443,140	$11,782,593	$23,078,553

Notes to Quarterly Report	247

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$1,284,901,705	$869,781,801	$1,585,515,410

Unrealized Appreciation	101,040	42,839,200	283,875,009
Unrealized Depreciation	(152,728)	(24,157,828)	(22,082,438)

Net Unrealized Appreciation (Depreciation)	$(51,688)	$18,681,372	$261,792,571

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. The Russell Money Market Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell International Developed Markets Fund - 0.0%
Hunter Douglas NV	06/02/05	4,436	58.48	259	204

					204

Russell Global Equity Fund - 0.1%
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	05/28/10	285,500	4.68	1,336	1,859

					1,859

Russell Emerging Markets Fund - 0.4%
Global Ports Investment, Ltd.	06/24/11	32,776	15.00	492	546
Magnit OJSC	05/16/06	29,818	29.01	865	4,262
MOL Hungarian Oil and Gas PLC	12/19/07	4,213	4.05	17	233
Nomos-Bank	04/19/11	39,852	17.50	698	735
Raspadskaya	09/05/08	392,707	3.89	1,528	2,379

					8,155

Russell Global Opportunistic Credit Fund - 2.1%
ARS Intermediate Holdings LLC	05/03/11	2,000,000	98.32	1,966	1,975
Axtel SAB de CV	07/05/11	240,000	97.15	233	231
Centros Comerciales Sudamericanos SA	07/05/11	500,000	100.83	504	511
Greif Luxembourg Finance SCA	07/08/11	700,000	142.60	998	1,016
Harbinger Group, Inc.	06/23/11	660,000	100.98	667	676
INC Research LLC	07/07/11	1,840,000	100.00	1,840	1,840
KazMunayGas National Co.	07/06/11	272,000	123.77	337	339
Kratos Defense & Security Solutions, Inc.	07/14/11	495,000	105.16	521	525
Metalloinvest Finance, Ltd.	07/14/11	730,000	100.00	730	735
North Atlantic Trading Co.	07/21/11	840,000	97.00	815	833
North Atlantic Trading Co.	07/21/11	1,620,000	98.00	1,587	1,600
Precision Drilling Corp.	07/26/11	1,735,000	100.00	1,735	1,770
QGOG Atlantic / Alaskan Rigs Ltd.	07/20/11	1,119,000	99.35	1,112	1,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	07/26/11	1,393,000	99.91	1,392	1,408

248	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

SunCoke Energy, Inc.	07/20/11	960,000	101.81	977	984
WM Finance Corp.	07/14/11	75,000	104.72	78	79
WM Finance Corp.	07/14/11	1,160,000	98.42	1,142	1,163

					16,810

Russell Strategic Bond Fund - 1.4%
Arcos Dorados Holdings, Inc.	07/08/11	3,185,000	63.78	2,031	2,146
ARES CLO Funds	01/15/09	6,127,603	77.46	4,746	6,005
ARES CLO Funds	02/19/10	2,544,117	96.18	2,447	2,530
Arkle Master Issuer PLC	07/21/11	6,300,000	100.00	6,300	6,305
Bank of Nova Scotia	07/26/11	10,000,000	99.95	9,995	10,072
Braskem America Finance Co.	07/28/11	7,455,000	99.17	7,393	7,511
Braskem Finance, Ltd.	07/20/11	1,200,000	109.48	1,314	1,320
Chase Commercial Mortgage Securities Corp.	07/07/11	421,654	102.12	431	421
Chatham Light CLO, Ltd.	11/25/09	3,465,848	91.54	3,173	3,365
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,580
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,768
CIT Mortgage Loan Trust	10/05/07	1,014,983	100.00	1,015	989
Crown Castle Towers LLC	08/04/10	6,690,000	100.15	6,700	6,934
DG Funding Trust	11/05/03	479	10,585.30	5,070	3,614
Educational Services of America, Inc.	02/23/10	3,247,906	100.00	3,248	3,246
Fibria Overseas Finance, Ltd.	07/26/11	3,060,000	109.00	3,335	3,335
Freddie Mac REMICS	05/29/07	36,172	95.01	34	36
Freddie Mac Strips	12/02/09	13,833,425	9.56	1,323	1,284
Korea Electric Power Corp.	07/06/11	6,115,000	97.60	5,968	6,137
MMAF Equipment Finance LLC	07/20/11	2,970,000	99.97	2,969	2,969
Precision Drilling Corp.	07/26/11	3,895,000	100.65	3,920	3,973
QGOG Atlantic / Alaskan Rigs Ltd.	07/20/11	8,055,000	99.35	8,003	8,098
Rabobank Nederland NV	01/12/11	4,042,000	109.53	4,427	5,164
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	07/26/11	1,900,000	99.27	1,886	1,921
SMART Trust	07/15/11	7,900,000	99.98	7,899	7,899
Straight-A Funding. LLC	07/26/11	2,200,000	99.96	2,199	2,199
Straight-A Funding. LLC	07/27/11	5,400,000	99.99	5,400	5,400
Symetra Financial Corp.	06/02/06	1,200,000	98.94	1,187	1,282

					107,503

Russell Investment Grade Bond Fund - 0.7%
CoBank ACB	03/23/11	70,000	55.20	3,864	3,784
DG Funding Trust	11/05/03	392	10,587.26	4,151	2,958
Glitnir Bank HF	06/12/06	700,000	99.92	699	4
Glitnir Banki HF	07/21/06	390,000	99.82	389	110
ING Bank NV	06/01/11	400,000	100.00	400	401
Kaupthing Bank Hf	05/12/06	100,000	99.72	100	26
Kaupthing Bank Hf	10/03/06	1,210,000	84.53	1,023	318
Kaupthing Bank Hf	02/25/08	1,480,000	99.57	1,474	—
Rabobank Nederland NV	01/12/11	305,000	105.63	322	390
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	1,092,650	105.20	1,149	1,196
Straight-A Funding. LLC	07/27/11	1,600,000	99.99	1,600	1,600

					10,787

Russell Short Duration Bond Fund - 1.1%
Arcos Dorados Holdings, Inc.	07/08/11	755,000	63.78	481	509
Braskem Finance, Ltd.	07/20/11	800,000	109.48	876	880
Chase Commercial Mortgage Securities Corp.	07/07/11	85,623	102.12	87	86
DG Funding Trust	11/05/03	219	10,537.12	2,308	1,652

Notes to Quarterly Report	249

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

ING Bank NV	06/01/11	400,000	100.00	400	401
MMAF Equipment Finance LLC	07/20/11	1,075,000	99.97	1,075	1,075
Petroleos de Venezuela SA	07/15/11	1,110,000	74.28	824	844
QGOG Atlantic / Alaskan Rigs Ltd.	07/20/11	1,790,000	99.35	1,778	1,799
SMART Trust	07/15/11	1,825,000	99.98	1,825	1,825
VimpelCom Holdings BV	07/20/11	1,505,000	99.48	1,497	1,505

					10,576

Russell Money Market Fund - 3.0%
AID to INH Portugal Guaranteed Notes, weekly demand	05/06/94	4,062,500	100.54	4,084	4,084
Straight-A Funding. LLC	07/01/11	2,000,000	99.98	2,000	2,000
Straight-A Funding. LLC	07/06/11	2,500,000	99.97	2,499	2,499

					8,583

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

250	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	251

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2011 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2011

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2011 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, and part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 6.2%
Russell U.S. Core Equity Fund	776,785	21,983
Russell U.S. Quantitative Equity Fund	653,531	19,998

		41,981

Fixed Income - 77.9%
Russell Global Opportunistic Credit Fund	1,297,996	13,590
Russell Investment Grade Bond Fund	6,133,427	136,346
Russell Short Duration Bond Fund	6,308,215	122,190
Russell Strategic Bond Fund	23,522,594	257,102

		529,228

International Equities - 9.9%
Russell Global Equity Fund	3,643,478	33,520
Russell International Developed Markets Fund	1,041,113	33,691

		67,211

Real Assets - 5.9%
Russell Commodity Strategies Fund	1,172,060	13,514
Russell Global Infrastructure Fund	1,256,551	13,495
Russell Global Real Estate Securities Fund	357,529	13,497

		40,506

Total Investments - 99.9% (identified cost $622,225)		678,926

Other Assets and Liabilities, Net - 0.1%		419

Net Assets - 100.0%		679,345

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 13.4%
Russell U.S. Core Equity Fund	2,217,291	62,749
Russell U.S. Quantitative Equity Fund	2,161,041	66,128
Russell U.S. Small & Mid Cap Fund	926,670	21,712

		150,589

Fixed Income - 57.7%
Russell Global Opportunistic Credit Fund	2,152,234	22,534
Russell Investment Grade Bond Fund	10,158,739	225,829
Russell Strategic Bond Fund	36,473,295	398,653

		647,016

International Equities - 19.9%
Russell Emerging Markets Fund	1,608,099	33,673
Russell Global Equity Fund	9,697,916	89,221
Russell International Developed Markets Fund	3,108,714	100,598

		223,492

Real Assets - 9.0%
Russell Commodity Strategies Fund	2,917,452	33,638
Russell Global Infrastructure Fund	3,126,223	33,576
Russell Global Real Estate Securities Fund	894,443	33,765

		100,979

Total Investments - 100.0% (identified cost $1,020,774)		1,122,076

Other Assets and Liabilities, Net - (0.0%)		(442)

Net Assets - 100.0%		1,121,634

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 23.5%
Russell U.S. Core Equity Fund	17,232,909	487,691
Russell U.S. Quantitative Equity Fund	13,057,418	399,557
Russell U.S. Small & Mid Cap Fund	7,465,200	174,910

		1,062,158

Fixed Income - 37.6%
Russell Global Opportunistic Credit Fund	13,089,825	137,050
Russell Strategic Bond Fund	142,490,641	1,557,423

		1,694,473

International Equities - 28.9%
Russell Emerging Markets Fund	8,650,365	181,139
Russell Global Equity Fund	48,699,844	448,038
Russell International Developed Markets Fund	20,775,745	672,303

		1,301,480

Real Assets - 10.0%
Russell Commodity Strategies Fund	15,680,644	180,798
Russell Global Infrastructure Fund	12,511,663	134,375
Russell Global Real Estate Securities Fund	3,600,202	135,908

		451,081

Total Investments - 100.0% (identified cost $4,104,013)		4,509,192

Other Assets and Liabilities, Net - (0.0%)		(1,305)

Net Assets - 100.0%		4,507,887

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 30.0%
Russell U.S. Core Equity Fund	13,927,175	394,139
Russell U.S. Quantitative Equity Fund	10,662,303	326,266
Russell U.S. Small & Mid Cap Fund	7,492,991	175,561

		895,966

Fixed Income - 17.9%
Russell Global Opportunistic Credit Fund	11,541,074	120,835
Russell Strategic Bond Fund	37,863,356	413,846

		534,681

International Equities - 38.1%
Russell Emerging Markets Fund	7,183,097	150,414
Russell Global Equity Fund	45,556,435	419,119
Russell International Developed Markets Fund	17,601,648	569,590

		1,139,123

Real Assets - 14.0%
Russell Commodity Strategies Fund	15,586,148	179,708
Russell Global Infrastructure Fund	11,151,802	119,771
Russell Global Real Estate Securities Fund	3,189,698	120,411

		419,890

Total Investments - 100.0% (identified cost $2,732,111)		2,989,660

Other Assets and Liabilities, Net - (0.0%)		(1,005)

Net Assets - 100.0%		2,988,655

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 35.7%
Russell U.S. Core Equity Fund	6,994,008	197,931
Russell U.S. Quantitative Equity Fund	6,038,346	184,773
Russell U.S. Small & Mid Cap Fund	3,899,748	91,371

		474,075

Fixed Income - 5.0%
Russell Global Opportunistic Credit Fund	6,404,679	67,057

International Equities - 44.2%
Russell Emerging Markets Fund	4,468,287	93,566
Russell Global Equity Fund	20,232,478	186,139
Russell International Developed Markets Fund	9,477,672	306,697

		586,402

Real Assets - 15.1%
Russell Commodity Strategies Fund	6,927,479	79,874
Russell Global Infrastructure Fund	4,968,737	53,364
Russell Global Real Estate Securities Fund	1,770,683	66,843

		200,081

Total Investments - 100.0% (identified cost $1,220,472)		1,327,615

Other Assets and Liabilities, Net - (0.0%)		(513)

Net Assets - 100.0%		1,327,102

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 16.6%
Russell U.S. Core Equity Fund	130,291	3,687
Russell U.S. Quantitative Equity Fund	120,593	3,690
Russell U.S. Small & Mid Cap Fund	66,942	1,568

		8,945

Fixed Income - 60.5%
Russell Investment Grade Bond Fund	487,670	10,841
Russell Strategic Bond Fund	1,984,062	21,686

		32,527

International Equities - 16.9%
Russell Emerging Markets Fund	51,463	1,078
Russell Global Equity Fund	347,561	3,197
Russell International Developed Markets Fund	149,852	4,849

		9,124

Real Assets - 6.0%
Russell Commodity Strategies Fund	139,342	1,607
Russell Global Real Estate Securities Fund	42,699	1,612

		3,219

Total Investments - 100.0% (identified cost $47,998)		53,815

Other Assets and Liabilities, Net - (0.0%)		(20)

Net Assets - 100.0%		53,795

See accompanying notes which are an integral part of this quarterly report.

8	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 22.4%
Russell U.S. Core Equity Fund	936,224	26,495
Russell U.S. Quantitative Equity Fund	865,810	26,494
Russell U.S. Small & Mid Cap Fund	413,774	9,695

		62,684

Fixed Income - 50.1%
Russell Investment Grade Bond Fund	1,261,026	28,032
Russell Strategic Bond Fund	10,259,441	112,136

		140,168

International Equities - 21.0%
Russell Emerging Markets Fund	334,716	7,009
Russell Global Equity Fund	2,131,347	19,608
Russell International Developed Markets Fund	995,607	32,218

		58,835

Real Assets - 6.5%
Russell Commodity Strategies Fund	850,545	9,807
Russell Global Real Estate Securities Fund	222,792	8,410

		18,217

Total Investments - 100.0% (identified cost $244,697)		279,904

Other Assets and Liabilities, Net - (0.0%)		(72)

Net Assets - 100.0%		279,832

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund	9

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 29.8%
Russell U.S. Core Equity Fund	232,542	6,581
Russell U.S. Quantitative Equity Fund	211,703	6,478
Russell U.S. Small & Mid Cap Fund	96,552	2,262

		15,321

Fixed Income - 36.1%
Russell Strategic Bond Fund	1,693,406	18,509

International Equities - 26.6%
Russell Emerging Markets Fund	78,569	1,645
Russell Global Equity Fund	469,429	4,319
Russell International Developed Markets Fund	238,321	7,712

		13,676

Real Assets - 7.6%
Russell Commodity Strategies Fund	196,201	2,262
Russell Global Real Estate Securities Fund	43,582	1,646

		3,908

Total Investments - 100.1% (identified cost $44,482)		51,414

Other Assets and Liabilities, Net - (0.1%)		(28)

Net Assets - 100.0%		51,386

See accompanying notes which are an integral part of this quarterly report.

10	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 38.4%
Russell U.S. Core Equity Fund	1,285,450	36,378
Russell U.S. Quantitative Equity Fund	1,129,083	34,550
Russell U.S. Small & Mid Cap Fund	569,550	13,345

		84,273

Fixed Income - 17.0%
Russell Strategic Bond Fund	3,425,936	37,445

International Equities - 34.3%
Russell Emerging Markets Fund	436,122	9,132
Russell Global Equity Fund	2,497,510	22,977
Russell International Developed Markets Fund	1,332,246	43,112

		75,221

Real Assets - 10.3%
Russell Commodity Strategies Fund	1,144,286	13,194
Russell Global Real Estate Securities Fund	250,739	9,465

		22,659

Total Investments - 100.0% (identified cost $187,574)		219,598

Other Assets and Liabilities, Net - (0.0%)		(66)

Net Assets - 100.0%		219,532

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund	11

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	142,510	4,033
Russell U.S. Quantitative Equity Fund	128,138	3,921
Russell U.S. Small & Mid Cap Fund	62,159	1,456

		9,410

Fixed Income - 10.0%
Russell Strategic Bond Fund	204,993	2,241

International Equities - 37.0%
Russell Emerging Markets Fund	48,150	1,008
Russell Global Equity Fund	280,072	2,577
Russell International Developed Markets Fund	145,402	4,705

		8,290

Real Assets - 11.0%
Russell Commodity Strategies Fund	116,595	1,345
Russell Global Real Estate Securities Fund	29,677	1,120

		2,465

Total Investments - 100.1% (identified cost $18,393)		22,406

Other Assets and Liabilities, Net - (0.1%)		(25)

Net Assets - 100.0%		22,381

See accompanying notes which are an integral part of this quarterly report.

12	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 41.6%
Russell U.S. Core Equity Fund	1,086,168	30,739
Russell U.S. Quantitative Equity Fund	976,943	29,894
Russell U.S. Small & Mid Cap Fund	470,027	11,013

		71,646

Fixed Income - 10.2%
Russell Strategic Bond Fund	1,609,343	17,590

International Equities - 37.1%
Russell Emerging Markets Fund	374,503	7,842
Russell Global Equity Fund	2,152,693	19,805
Russell International Developed Markets Fund	1,123,297	36,350

		63,997

Real Assets - 11.1%
Russell Commodity Strategies Fund	903,087	10,412
Russell Global Real Estate Securities Fund	230,461	8,700

		19,112

Total Investments - 100.0% (identified cost $144,648)		172,345

Other Assets and Liabilities, Net - (0.0%)		(46)

Net Assets - 100.0%		172,299

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund	13

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.3%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	55,067	1,558
Russell U.S. Quantitative Equity Fund	49,460	1,514
Russell U.S. Small & Mid Cap Fund	23,900	560

		3,632

Fixed Income - 10.1%
Russell Strategic Bond Fund	80,273	878

International Equities - 37.2%
Russell Emerging Markets Fund	18,775	393
Russell Global Equity Fund	108,743	1,000
Russell International Developed Markets Fund	56,541	1,830

		3,223

Real Assets - 11.1%
Russell Commodity Strategies Fund	45,805	528
Russell Global Real Estate Securities Fund	11,555	436

		964

Total Investments - 100.3% (identified cost $6,803)		8,697

Other Assets and Liabilities, Net - (0.3%)		(24)

Net Assets - 100.0%		8,673

See accompanying notes which are an integral part of this quarterly report.

14	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	84,906	2,403
Russell U.S. Quantitative Equity Fund	76,343	2,336
Russell U.S. Small & Mid Cap Fund	37,034	868

		5,607

Fixed Income - 10.0%
Russell Strategic Bond Fund	122,133	1,335

International Equities - 37.1%
Russell Emerging Markets Fund	28,687	601
Russell Global Equity Fund	166,864	1,535
Russell International Developed Markets Fund	86,629	2,803

		4,939

Real Assets - 11.0%
Russell Commodity Strategies Fund	69,467	801
Russell Global Real Estate Securities Fund	17,681	667

		1,468

Total Investments - 100.2% (identified cost $9,584)		13,349

Other Assets and Liabilities, Net - (0.2%)		(25)

Net Assets - 100.0%		13,324

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund	15

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 41.4%
Russell U.S. Core Equity Fund	2,013	57
Russell U.S. Quantitative Equity Fund	1,811	56
Russell U.S. Small & Mid Cap Fund	870	20

		133

Fixed Income - 10.3%
Russell Strategic Bond Fund	3,009	33

International Equities - 37.4%
Russell Emerging Markets Fund	698	15
Russell Global Equity Fund	4,007	37
Russell International Developed Markets Fund	2,106	68

		120

Real Assets - 10.9%
Russell Commodity Strategies Fund	1,685	19
Russell Global Real Estate Securities Fund	428	16

		35

Total Investments - 100.0% (identified cost $312)		321

Other Assets and Liabilities, Net - (0.0%)		—	*

Net Assets - 100.0%		321

*	Less than $500.

See accompanying notes which are an integral part of this quarterly report.

16	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 12.7%
Russell U.S. Core Equity Fund	171,475	4,853
Russell U.S. Quantitative Equity Fund	170,227	5,209
Russell U.S. Small & Mid Cap Fund	68,684	1,609

		11,671

Fixed Income - 68.5%
Russell Investment Grade Bond Fund	833,379	18,526
Russell Short Duration Bond Fund	380,996	7,380
Russell Strategic Bond Fund	3,390,557	37,059

		62,965

International Equities - 13.6%
Russell Emerging Markets Fund	52,451	1,098
Russell Global Equity Fund	550,385	5,064
Russell International Developed Markets Fund	196,621	6,363

		12,525

Real Assets - 5.2%
Russell Commodity Strategies Fund	205,276	2,367
Russell Global Real Estate Securities Fund	62,957	2,376

		4,743

Total Investments - 100.0% (identified cost $80,192)		91,904

Other Assets and Liabilities, Net - (0.0%)		(37)

Net Assets - 100.0%		91,867

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several other RIC funds (the “Underlying Funds”) as set forth in the table below. The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	3%	5%	10%	12%	15%
Russell U.S. Quantitative Equity Fund	3	6	9	11	14
Russell U.S. Small & Mid Cap Fund	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	7
Russell Global Equity Fund	5	8	10	14	14
Russell International Developed Markets Fund	5	9	15	19	23
Real Asset Funds
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011, as supplemented through June 9, 2011

Target Date Funds

Each of the Target Date Funds listed in the table below seeks to achieve its objective by investing in a combination of several of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the fixed income Underlying Funds, 26% exposure to domestic and

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

international equity Underlying Funds and 6% to the real asset Underlying Funds. This means 32% of the investment will be exposed to the equity and real asset Underlying Funds, and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Funds may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	8%	9%	13%	18%	18%
Russell U.S. Quantitative Equity Fund	8	9	13	17	17
Russell U.S. Small & Mid Cap Fund	3	4	5	6	7
Fixed Income Funds
Russell Investment Grade Bond Fund	18	10	—	—	—
Russell Short Duration Bond Fund	—	—	—	—	—
Russell Strategic Bond Fund	40	40	33	13	10
International Equity Funds
Russell Emerging Markets Fund	2	3	3	4	5
Russell Global Equity Fund	6	7	9	11	11
Russell International Developed Markets Fund	9	11	16	20	21
Real Asset Funds
Russell Commodity Strategies Fund	3	4	5	6	6
Russell Global Real Estate Securities Fund	3	3	3	5	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2011*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	18%	18%	18%	18%	5%
Russell U.S. Quantitative Equity Fund	17	17	17	17	6
Russell U.S. Small & Mid Cap Fund	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
Real Asset Funds
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Global Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

*	Prospectus dated March 1, 2011, as supplemented through June 9, 2011

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at market price at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted prices in non-active markets or prices derived from market data

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended July 31, 2011 were level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2011 (Unaudited)

3.	Federal Income Taxes

At July 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$627,377,603	$1,030,825,927	$4,174,890,275	$2,767,467,143	$1,267,207,846

Unrealized Appreciation	$51,548,020	$91,250,372	$334,301,903	$226,921,503	$72,528,185
Unrealized Depreciation	—	—	—	(4,728,508)	(12,120,592)

Net Unrealized Appreciation (Depreciation)	$51,548,020	$91,250,372	$334,301,903	$222,192,995	$60,407,593

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$48,286,873	$249,060,863	$44,756,625	$189,616,421	$18,541,821

Unrealized Appreciation	$5,528,552	$30,843,443	$6,657,068	$29,981,777	$3,863,945
Unrealized Depreciation	—	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$5,528,552	$30,843,443	$6,657,068	$29,981,777	$3,863,945

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$146,353,138	$6,881,471	$9,662,121	$311,564	$81,853,085

Unrealized Appreciation	$25,991,957	$1,815,347	$3,687,036	$9,350	$10,050,552
Unrealized Depreciation	—	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$25,991,957	$1,815,347	$3,687,036	$9,350	$10,050,552

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

22	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date:	September 29, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	September 29, 2011